UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Item 1: Report(s) to Shareholders.

Semiannual Report  |  April 30, 2022
Schwab Equity Index Funds®

Schwab S& P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth
Index Fund
Schwab U.S. Large-Cap Value
Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®

Eight cost-efficient ways to tap into the power of the stock market for long-term growth potential.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Total Return for the 6 Months Ended April 30, 2022
Schwab S&P 500 Index Fund (Ticker Symbol: SWPPX)	-9.66%
S&P 500® Index	-9.65%
Fund Category: Morningstar Large Blend[1]	-9.87%
Performance Details	pages 7-8

Schwab 1000 Index Fund (Ticker Symbol: SNXFX)	-11.58%
Schwab 1000 Index®	-11.56%
Russell 1000® Index	-11.29%
Fund Category: Morningstar Large Blend[1]	-9.87%
Performance Details	pages 9-10

Schwab Small-Cap Index Fund (Ticker Symbol: SWSSX)	-18.36%
Russell 2000® Index	-18.38%
Fund Category: Morningstar Small Blend[1]	-12.59%
Performance Details	pages 11-12

Schwab Total Stock Market Index Fund (Ticker Symbol: SWTSX)	-11.97%
Dow Jones U.S. Total Stock Market IndexSM	-11.98%
Fund Category: Morningstar Large Blend[1]	-9.87%
Performance Details	pages 13-14
Total Return for the 6 Months Ended April 30, 2022
Schwab U.S. Large-Cap Growth Index Fund (Ticker Symbol: SWLGX)	-17.86%
Russell 1000® Growth Index	-17.84%
Fund Category: Morningstar Large Growth[1]	-21.15%
Performance Details	pages 15-16

Schwab U.S. Large-Cap Value Index Fund (Ticker Symbol: SWLVX)	-3.95%
Russell 1000® Value Index	-3.94%
Fund Category: Morningstar Large Value[1]	-2.30%
Performance Details	pages 17-18

Schwab U.S. Mid-Cap Index Fund (Ticker Symbol: SWMCX)	-12.53%
Russell Midcap® Index	-12.54%
Fund Category: Morningstar Mid-Cap Blend[1]	-9.48%
Performance Details	pages 19-20

Schwab International Index Fund[2] (Ticker Symbol: SWISX)	-12.76%
MSCI EAFE® Index (Net)[3]	-11.80%
Fund Category: Morningstar Foreign Large Blend[1]	-12.88%
Performance Details	pages 21-22

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
The Investment Environment

For the six-month reporting period ended April 30, 2022, U.S. and international equity markets lost ground. U.S. equity markets ended 2021 with strong gains, with several key U.S. market indices repeatedly hitting record highs through early January 2022, despite persisting COVID-19 pandemic-driven stresses on the global economy and the emergence and spread of the Omicron variant. International developed equity markets also rose during December 2021, although less robustly. However, beginning in early 2022, both U.S. and international equity markets declined in reaction to growing headwinds including accelerating inflation and an increasing likelihood of higher interest rates. In late February 2022, Russia’s invasion of Ukraine drove oil prices above $100 per barrel for the first time since 2014 and roiled stock markets around the world. The U.S. dollar rose against a basket of foreign currencies, ending the reporting period significantly stronger and generally reducing the returns of overseas investments in U.S. dollar terms. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned -9.65%. U.S. small-cap stocks underperformed U.S. large-cap stocks, with the Russell 2000® Index and the Russell 1000® Index returning -18.38% and -11.29%, respectively. Outside the U.S., the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -11.80% for the reporting period.
The U.S. economy continued its recovery from the dramatic impact of the COVID-19 pandemic through the end of 2021, with U.S. gross domestic product (GDP) posting a 6.9% annualized growth rate for the fourth quarter of 2021 due to increasing inventories, exports, and personal consumption expenditures. However, amid fading government stimuli, ongoing supply chain disruptions, persisting inflation, and a widening U.S. trade deficit, GDP decreased at an annualized rate of -1.5% for the first quarter of 2022. The unemployment rate, which has fallen steadily since skyrocketing in April 2020, ended the reporting period at its lowest level since February 2020. Inflation, once thought to be transitory, rose throughout the reporting period, ending March 2022 at its highest level in more than 40 years before dropping slightly in April 2022, due to imbalances in the labor market, supply chain bottlenecks, and soaring energy costs.
Asset Class Performance Comparison % returns during the 6 months ended April 30, 2022

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and Schwab Asset Management.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
The Investment Environment (continued)

Outside the United States, global economies continued to wrestle with the fallout of the COVID-19 pandemic, including the emergence and spread of the Omicron variant, as well as steepening energy costs, rising inflation, and the war in Ukraine. After spiking to over $120 per barrel in early March 2022 as sanctions were imposed on Russian imports, oil prices ended the reporting period at just under $105 per barrel. The eurozone posted small gains in GDP growth for the fourth quarter of 2021 and the first quarter of 2022 but was heavily impacted by the war in Ukraine and associated spikes in commodity prices. The United Kingdom also posted positive GDP growth in the fourth quarter of 2021 and first quarter of 2022, driven, in part, by increases in COVID-19 testing and tracing and an expansion of its COVID-19 vaccination program. Japan’s economy expanded in the fourth quarter of 2021. Its rising growth was attributed to increases in household consumption and business investment amid a decline in COVID-19 cases and the easing of restrictions. Among emerging markets, China’s GDP growth rate remained positive, increasing slightly for the first quarter of 2022 over the previous quarter. However, China faced multiple headwinds including the political landscape and an emphasis on domestic consumption over globalization, as well as a property downturn, supply chain issues, and growing COVID-19 outbreaks. India posted positive gains in GDP in the final quarter of 2021 on rising consumer demand and a rapid decline in COVID-19 cases.
Monetary policies around the world varied. In the United States, although the U.S. Federal Reserve (Fed) continued to maintain the federal funds rate in a range of 0.00% to 0.25% through much of the reporting period, its stance shifted as inflation continued to rise and indicators of economic activity and employment continued to strengthen. In November 2021, the Fed began scaling back its bond-buying program, subsequently accelerating its wind-down in December 2021, and ending it altogether in early March 2022. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate by 0.25% in mid-March 2022, to a range of 0.25% to 0.50%, with expectations of multiple rate increases throughout the remainder of 2022 to achieve the Fed’s goal of a return to price stability. The European Central Bank held its policy rate at 0.00%, unchanged since March 2016, but accelerated the pace of reducing its asset purchase program, which it said could end in the third quarter of 2022 if inflation persists. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and indicated that it would maintain its ultra-loose monetary policy despite growing inflation, even as its global counterparts sought to exit from crisis-mode policies. The Bank of England, on the other hand, raised its key official bank rate three times during the reporting period, from 0.1% to 0.75%, citing inflationary pressures. Monetary policies in emerging markets were also mixed. China cut its interest rate twice over the reporting period. Indonesia and India maintained their low policy rates implemented in 2020 and 2021. Central banks in Mexico, Brazil, and Pakistan raised their rates multiple times over the reporting period, as a result of a stronger-than-expected recovery or to counteract the impacts of inflation. Russia, notably, raised its interest rate to 20% in late February 2022 amid the broadening fallout of Western sanctions in retaliation against Russia’s invasion of Ukraine, but subsequently reduced it twice.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Fund Management

Christopher Bliss, CFA, Managing Director and Head of Passive Equity Strategies for Schwab Asset Management, is responsible for overseeing the investment process, portfolio management and implementation, and development of investment strategies for passive equity Schwab Funds and Schwab ETFs. Before joining Schwab in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. In this role, Mr. Bliss was responsible for overseeing a team of portfolio managers managing domestic, developed international and emerging markets index strategies. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining Schwab in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading, and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to joining Schwab in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining Schwab in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors) where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to joining Schwab in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in the risk management group as a risk analyst.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to this role, Mr. Rios was an associate portfolio manager on the equity index strategies team for four years. His first role with Schwab Asset Management was as a trade operations specialist. Prior to joining Schwab in 2008, Mr. Rios was a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Fund Management (continued)

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining Schwab in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years. Mr. Sinha also spent time as a software consultant at DPM Mellon, LLC and an equity trader at Jane Street Capital.

Schwab Equity Index Funds  |  Semiannual Report

Schwab S&P 500 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Fund (5/19/97)	-9.66%	0.19%	13.63%	13.60%
S&P 500® Index	-9.65%	0.21%	13.66%	13.67%
Fund Category: Morningstar Large Blend[2]	-9.87%	-1.68%	11.99%	12.20%
Fund Expense Ratio[3]: 0.02%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Standard & Poor’s®,” “S&P®,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. The “S&P 500® Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab S&P 500 Index Fund
Performance and Fund Facts as of April 30, 2022

Statistics1
Number of Holdings	506
Weighted Average Market Cap (millions)	$547,942
Price/Earnings Ratio (P/E)	20.1
Price/Book Ratio (P/B)	3.8
Portfolio Turnover Rate	1% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab 1000 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab 1000 Index Fund (4/2/91)	-11.58%	-2.37%	13.24%	13.23%
Schwab 1000 Index®	-11.56%	-2.34%	13.27%	13.39%
Russell 1000® Index	-11.29%	-2.10%	13.44%	13.53%
Fund Category: Morningstar Large Blend[2]	-9.87%	-1.68%	11.99%	12.20%
Fund Expense Ratio[3]: 0.05%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab 1000 Index Fund
Performance and Fund Facts as of April 30, 2022

Statistics1
Number of Holdings	992 [2]
Weighted Average Market Cap (millions)	$494,111
Price/Earnings Ratio (P/E)	19.7
Price/Book Ratio (P/B)	3.8
Portfolio Turnover Rate	0% [3,4,5]
Sector Weightings % of Investments6

Top Equity Holdings % of Net Assets7

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	As a result of the Schwab 1000 Index®’s once per year reconstitution and the effects of certain corporate actions, the fund may hold more or less than 1,000 securities.
[3]	Not annualized.
[4]	Less than 0.5%.
[5]	Portfolio turnover rate excludes in-kind transactions.
[6]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[7]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Small-Cap Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Index Fund (5/19/97)	-18.36%	-16.84%	7.30%	10.11%
Russell 2000® Index	-18.38%	-16.87%	7.24%	10.06%
Fund Category: Morningstar Small Blend[2]	-12.59%	-9.66%	7.41%	9.91%
Fund Expense Ratio[3]: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Russell 2000®” is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab Small-Cap Index Fund. The Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Small-Cap Index Fund
Performance and Fund Facts as of April 30, 2022

Statistics1
Number of Holdings	2,019
Weighted Average Market Cap (millions)	$3,102
Price/Earnings Ratio (P/E)	13.0
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate	4% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Total Stock Market Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Total Stock Market Index Fund (6/1/99)	-11.97%	-3.37%	12.88%	13.16%
Dow Jones U.S. Total Stock Market IndexSM	-11.98%	-3.36%	12.92%	13.20%
Fund Category: Morningstar Large Blend[2]	-9.87%	-1.68%	11.99%	12.20%
Fund Expense Ratio[3]: 0.03%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Standard & Poor’s®” and “S&P®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. The “Dow Jones U.S. Total Stock Market IndexSM” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Total Stock Market Index Fund
Performance and Fund Facts as of April 30, 2022

Statistics1
Number of Holdings	3,436
Weighted Average Market Cap (millions)	$462,977
Price/Earnings Ratio (P/E)	19.1
Price/Book Ratio (P/B)	3.5
Portfolio Turnover Rate	1% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Fund: Schwab U.S. Large-Cap Growth Index Fund (12/20/17)	-17.86%	-5.39%	16.62%	15.61%
Russell 1000® Growth Index	-17.84%	-5.35%	16.68%	15.67%
Fund Category: Morningstar Large Growth[2]	-21.15%	-12.09%	12.19%	N/A
Fund Expense Ratio[3]: 0.035%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell 1000® Growth Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap Growth Index Fund. The Schwab U.S. Large-Cap Growth Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Performance and Fund Facts as of April 30, 2022

Statistics1
Number of Holdings	501
Weighted Average Market Cap (millions)	$851,447
Price/Earnings Ratio (P/E)	26.9
Price/Book Ratio (P/B)	9.8
Portfolio Turnover Rate	1% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	Less than 0.05%.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Large-Cap Value Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Fund: Schwab U.S. Large-Cap Value Index Fund (12/20/17)	-3.95%	1.28%	9.50%	7.98%
Russell 1000® Value Index	-3.94%	1.32%	9.58%	8.07%
Fund Category: Morningstar Large Value[2]	-2.30%	3.13%	10.25%	N/A
Fund Expense Ratio[3]: 0.035%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell 1000® Value Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap Value Index Fund. The Schwab U.S. Large-Cap Value Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Performance and Fund Facts as of April 30, 2022

Statistics1
Number of Holdings	850
Weighted Average Market Cap (millions)	$156,308
Price/Earnings Ratio (P/E)	15.7
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate	3% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Mid-Cap Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Fund: Schwab U.S. Mid-Cap Index Fund (12/20/17)	-12.53%	-6.13%	10.44%	9.51%
Russell Midcap® Index	-12.54%	-6.10%	10.48%	9.56%
Fund Category: Morningstar Mid-Cap Blend[2]	-9.48%	-5.53%	9.55%	N/A
Fund Expense Ratio[3]: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell Midcap® Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Mid-Cap Index Fund. The Schwab U.S. Mid-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Performance and Fund Facts as of April 30, 2022

Statistics1
Number of Holdings	825
Weighted Average Market Cap (millions)	$22,176
Price/Earnings Ratio (P/E)	17.3
Price/Book Ratio (P/B)	2.8
Portfolio Turnover Rate	3% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab International Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Index Fund (5/19/97)	-12.76%	-8.88%	4.64%	5.69%
MSCI EAFE® Index (Net)[3]	-11.80%	-8.15%	4.77%	5.77%
International Spliced Index	-11.80%	-8.15%	4.77%	5.81%
Fund Category: Morningstar Foreign Large Blend[4]	-12.88%	-10.29%	4.37%	5.34%
Fund Expense Ratio[5]: 0.06%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Index ownership – “MSCI EAFE®” is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing. See financial note 2 for more information.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab International Index Fund
Performance and Fund Facts as of April 30, 2022

Statistics1
Number of Holdings	841
Weighted Average Market Cap (millions)	$78,442
Price/Earnings Ratio (P/E)	13.2
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate	2% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Top Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2021 and held through April 30, 2022.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 11/1/21	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 4/30/22	EXPENSES PAID DURING PERIOD 11/1/21-4/30/22[2]
Schwab S&P 500 Index Fund
Actual Return	0.02%	$1,000.00	$ 903.40	$0.09
Hypothetical 5% Return	0.02%	$1,000.00	$1,024.70	$0.10
Schwab 1000 Index Fund
Actual Return	0.05%	$1,000.00	$ 884.20	$0.23
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25
Schwab Small-Cap Index Fund
Actual Return	0.04%	$1,000.00	$ 816.40	$0.18
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab Total Stock Market Index Fund
Actual Return	0.03%	$1,000.00	$ 880.30	$0.14
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.65	$0.15
Schwab U.S. Large-Cap Growth Index Fund
Actual Return	0.035%	$1,000.00	$ 821.40	$0.16
Hypothetical 5% Return	0.035%	$1,000.00	$1,024.62	$0.18
Schwab U.S. Large-Cap Value Index Fund
Actual Return	0.035%	$1,000.00	$ 960.50	$0.17
Hypothetical 5% Return	0.035%	$1,000.00	$1,024.62	$0.18
Schwab U.S. Mid-Cap Index Fund
Actual Return	0.04%	$1,000.00	$ 874.70	$0.19
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab International Index Fund
Actual Return	0.06%	$1,000.00	$ 872.40	$0.28
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

Schwab Equity Index Funds  |  Semiannual Report

Schwab S&P 500 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$71.21	$50.75	$47.17	$42.41	$40.23	$33.38
Income (loss) from investment operations:
Net investment income (loss)[1]	0.49	0.90	1.02	0.92	0.80	0.74
Net realized and unrealized gains (losses)	(7.25)	20.60	3.52	4.86	2.12	6.99
Total from investment operations	(6.76)	21.50	4.54	5.78	2.92	7.73
Less distributions:
Distributions from net investment income	(0.86)	(1.04)	(0.87)	(0.84)	(0.72)	(0.69)
Distributions from net realized gains	(0.07)	—	(0.09)	(0.18)	(0.02)	(0.19)
Total distributions	(0.93)	(1.04)	(0.96)	(1.02)	(0.74)	(0.88)
Net asset value at end of period	$63.52	$71.21	$50.75	$47.17	$42.41	$40.23
Total return	(9.66%) [2]	42.89%	9.69%	14.30%	7.29%	23.57%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.02% [3]	0.02%	0.02%	0.02% [4]	0.03%	0.05% [5]
Net operating expenses	N/A	N/A	N/A	N/A	N/A [6]	0.05% [5]
Net investment income (loss)	1.40% [3]	1.42%	2.11%	2.11%	1.88%	2.01%
Portfolio turnover rate	1% [2]	3%	4%	3%	2%	2%
Net assets, end of period (x 1,000,000)	$63,594	$67,401	$44,184	$40,232	$34,410	$29,999

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective December 20, 2018, the annual operating expense ratio was reduced to 0.02%. The ratio presented for period ended 10/31/19 is a blended ratio.
[5]	Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
[6]	Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 2.5%
Aptiv plc *	490,290	52,166,856
BorgWarner, Inc.	433,507	15,966,063
Ford Motor Co.	7,126,259	100,907,827
General Motors Co. *	2,632,377	99,793,412
Tesla, Inc. *	1,516,583	1,320,579,813
		1,589,413,971

Banks 3.7%
Bank of America Corp.	12,878,135	459,491,857
Citigroup, Inc.	3,595,037	173,316,734
Citizens Financial Group, Inc.	898,098	35,385,061
Comerica, Inc.	236,655	19,382,044
Fifth Third Bancorp	1,240,292	46,548,159
First Republic Bank	325,162	48,520,674
Huntington Bancshares, Inc.	2,597,477	34,156,822
JPMorgan Chase & Co.	5,353,921	639,044,010
KeyCorp	1,679,115	32,423,711
M&T Bank Corp.	324,675	54,103,843
Regions Financial Corp.	1,702,712	35,280,193
Signature Bank	113,531	27,502,885
SVB Financial Group *	106,561	51,963,406
The PNC Financial Services Group, Inc.	760,980	126,398,778
Truist Financial Corp.	2,418,975	116,957,441
U.S. Bancorp	2,446,787	118,815,977
Wells Fargo & Co.	7,039,727	307,143,289
Zions Bancorp NA	273,394	15,449,495
		2,341,884,379

Capital Goods 5.2%
3M Co.	1,034,640	149,215,781
A.O. Smith Corp.	237,434	13,873,269
Allegion plc	162,608	18,576,338
AMETEK, Inc.	418,974	52,899,657
Carrier Global Corp.	1,549,875	59,313,716
Caterpillar, Inc.	979,959	206,320,568
Cummins, Inc.	258,075	48,825,209
Deere & Co.	508,078	191,824,849
Dover Corp.	261,197	34,817,560
Eaton Corp. plc	722,064	104,713,721
Emerson Electric Co.	1,076,066	97,039,632
Fastenal Co.	1,043,344	57,707,357
Fortive Corp.	649,522	37,347,515
Fortune Brands Home & Security, Inc.	246,614	17,571,248
Generac Holdings, Inc. *	114,229	25,059,558
General Dynamics Corp.	417,699	98,798,344
General Electric Co.	1,991,451	148,462,672
Honeywell International, Inc.	1,242,410	240,418,759
Howmet Aerospace, Inc.	686,079	23,409,015
Huntington Ingalls Industries, Inc.	72,341	15,389,824
IDEX Corp.	137,428	26,086,583
Illinois Tool Works, Inc.	517,376	101,979,983
SECURITY	NUMBER OF SHARES	VALUE ($)
Ingersoll Rand, Inc.	739,664	32,515,629
Johnson Controls International plc	1,272,858	76,206,008
L3Harris Technologies, Inc.	355,554	82,580,972
Lockheed Martin Corp.	439,126	189,755,127
Masco Corp.	436,105	22,978,372
Nordson Corp.	97,888	21,113,463
Northrop Grumman Corp.	265,876	116,825,914
Otis Worldwide Corp.	769,942	56,082,575
PACCAR, Inc.	630,292	52,345,751
Parker-Hannifin Corp.	232,710	63,022,522
Pentair plc	299,153	15,182,015
Quanta Services, Inc.	257,420	29,855,572
Raytheon Technologies Corp.	2,703,832	256,620,695
Rockwell Automation, Inc.	210,513	53,190,320
Snap-on, Inc.	97,230	20,660,403
Stanley Black & Decker, Inc.	295,699	35,528,235
Textron, Inc.	397,926	27,556,375
The Boeing Co. *	992,796	147,767,757
Trane Technologies plc	423,058	59,181,584
TransDigm Group, Inc. *	95,468	56,785,321
United Rentals, Inc. *	131,205	41,529,007
W.W. Grainger, Inc.	78,521	39,262,856
Westinghouse Air Brake Technologies Corp.	339,446	30,519,590
Xylem, Inc.	325,948	26,238,814
		3,322,956,035

Commercial & Professional Services 0.8%
Cintas Corp.	159,757	63,465,066
Copart, Inc. *	386,797	43,959,479
Equifax, Inc.	221,032	44,984,433
Jacobs Engineering Group, Inc.	233,535	32,356,274
Leidos Holdings, Inc.	253,875	26,278,601
Nielsen Holdings plc	649,679	17,417,894
Republic Services, Inc.	378,572	50,830,862
Robert Half International, Inc.	198,825	19,546,486
Rollins, Inc.	407,384	13,663,659
Verisk Analytics, Inc.	291,971	59,576,683
Waste Management, Inc.	697,256	114,656,777
		486,736,214

Consumer Durables & Apparel 0.9%
D.R. Horton, Inc.	585,309	40,731,653
Garmin Ltd.	274,635	30,138,445
Hasbro, Inc.	234,673	20,665,304
Lennar Corp., Class A	472,967	36,177,246
Mohawk Industries, Inc. *	99,648	14,056,347
Newell Brands, Inc.	686,470	15,891,780
NIKE, Inc., Class B	2,312,436	288,360,769
NVR, Inc. *	5,913	25,876,530
PulteGroup, Inc.	452,261	18,886,419
PVH Corp.	125,881	9,161,619
Ralph Lauren Corp.	83,361	8,697,887
Tapestry, Inc.	481,106	15,838,010
Under Armour, Inc., Class A *	342,271	5,257,283
Under Armour, Inc., Class C *	383,679	5,444,405

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
VF Corp.	584,487	30,393,324
Whirlpool Corp.	106,464	19,325,345
		584,902,366

Consumer Services 1.9%
Booking Holdings, Inc. *	74,382	164,407,278
Caesars Entertainment, Inc. *	386,502	25,617,353
Carnival Corp. *	1,470,041	25,431,709
Chipotle Mexican Grill, Inc. *	50,961	74,179,341
Darden Restaurants, Inc.	231,312	30,470,730
Domino’s Pizza, Inc.	65,850	22,257,300
Expedia Group, Inc. *	272,348	47,592,813
Hilton Worldwide Holdings, Inc. *	504,740	78,381,075
Las Vegas Sands Corp. *	621,406	22,016,415
Marriott International, Inc., Class A *	495,445	87,951,396
McDonald’s Corp.	1,353,616	337,266,963
MGM Resorts International	681,820	27,981,893
Norwegian Cruise Line Holdings Ltd. *	758,778	15,198,323
Penn National Gaming, Inc. *	298,292	10,908,538
Royal Caribbean Cruises Ltd. *	406,170	31,571,594
Starbucks Corp.	2,083,687	155,526,398
Wynn Resorts Ltd. *	191,580	13,502,558
Yum! Brands, Inc.	523,448	61,248,651
		1,231,510,328

Diversified Financials 5.1%
American Express Co.	1,114,273	194,674,636
Ameriprise Financial, Inc.	200,968	53,354,994
Berkshire Hathaway, Inc., Class B *	3,317,803	1,071,086,343
BlackRock, Inc.	258,329	161,372,960
Capital One Financial Corp.	749,887	93,450,918
Cboe Global Markets, Inc.	193,020	21,807,400
CME Group, Inc.	651,108	142,814,029
Discover Financial Services	521,831	58,685,114
FactSet Research Systems, Inc.	68,554	27,660,854
Franklin Resources, Inc.	507,783	12,486,384
Intercontinental Exchange, Inc.	1,017,919	117,885,199
Invesco Ltd.	622,747	11,446,090
MarketAxess Holdings, Inc.	68,702	18,110,534
Moody's Corp.	293,027	92,737,185
Morgan Stanley	2,568,265	206,976,476
MSCI, Inc.	147,236	62,023,165
Nasdaq, Inc.	212,612	33,458,750
Northern Trust Corp.	376,960	38,845,728
Raymond James Financial, Inc.	338,073	32,948,595
S&P Global, Inc.	641,680	241,592,520
State Street Corp.	663,552	44,438,077
Synchrony Financial	943,470	34,729,131
T. Rowe Price Group, Inc.	415,332	51,102,449
The Bank of New York Mellon Corp.	1,340,403	56,377,350
The Charles Schwab Corp. (a)	2,718,146	180,294,624
The Goldman Sachs Group, Inc.	615,011	187,879,710
		3,248,239,215

Energy 4.2%
APA Corp.	655,834	26,843,286
Baker Hughes Co.	1,640,945	50,902,114
Chevron Corp.	3,492,193	547,121,877
ConocoPhillips	2,359,170	225,347,918
Coterra Energy, Inc.	1,473,922	42,434,214
Devon Energy Corp.	1,140,660	66,352,192
Diamondback Energy, Inc.	308,909	38,993,583
EOG Resources, Inc.	1,059,936	123,758,127
Exxon Mobil Corp.	7,669,552	653,829,308
Halliburton Co.	1,627,663	57,977,356
SECURITY	NUMBER OF SHARES	VALUE ($)
Hess Corp.	499,326	51,465,531
Kinder Morgan, Inc.	3,532,880	64,121,772
Marathon Oil Corp.	1,413,130	35,215,200
Marathon Petroleum Corp.	1,048,801	91,518,375
Occidental Petroleum Corp.	1,607,371	88,550,068
ONEOK, Inc.	808,038	51,173,047
Phillips 66	847,484	73,527,712
Pioneer Natural Resources Co.	411,301	95,615,144
Schlumberger N.V.	2,542,180	99,170,442
The Williams Cos., Inc.	2,200,925	75,469,718
Valero Energy Corp.	740,596	82,561,642
		2,641,948,626

Food & Staples Retailing 1.6%
Costco Wholesale Corp.	803,343	427,153,540
Sysco Corp.	919,302	78,581,935
The Kroger Co.	1,212,162	65,408,261
Walgreens Boots Alliance, Inc.	1,298,185	55,043,044
Walmart, Inc.	2,562,909	392,099,448
		1,018,286,228

Food, Beverage & Tobacco 3.5%
Altria Group, Inc.	3,303,026	183,549,155
Archer-Daniels-Midland Co.	1,013,725	90,789,211
Brown-Forman Corp., Class B	331,008	22,323,180
Campbell Soup Co.	367,805	17,367,752
Conagra Brands, Inc.	867,255	30,293,217
Constellation Brands, Inc., Class A	297,745	73,272,067
General Mills, Inc.	1,092,811	77,294,522
Hormel Foods Corp.	509,493	26,692,338
Kellogg Co.	464,567	31,822,840
Lamb Weston Holdings, Inc.	264,039	17,452,978
McCormick & Co., Inc. - Non Voting Shares	452,392	45,497,063
Molson Coors Beverage Co., Class B	340,858	18,454,052
Mondelez International, Inc., Class A	2,515,039	162,169,715
Monster Beverage Corp. *	680,543	58,308,924
PepsiCo, Inc.	2,506,240	430,346,470
Philip Morris International, Inc.	2,807,801	280,780,100
The Coca-Cola Co.	7,042,609	455,022,968
The Hershey Co.	263,404	59,468,721
The JM Smucker Co.	195,601	26,783,645
The Kraft Heinz Co.	1,285,976	54,821,157
Tyson Foods, Inc., Class A	529,861	49,361,851
		2,211,871,926

Health Care Equipment & Services 6.1%
Abbott Laboratories	3,203,508	363,598,158
ABIOMED, Inc. *	82,436	23,624,509
Align Technology, Inc. *	132,850	38,514,544
AmerisourceBergen Corp.	272,199	41,180,987
Anthem, Inc.	439,703	220,700,127
Baxter International, Inc.	906,986	64,450,425
Becton, Dickinson & Co.	515,896	127,524,332
Boston Scientific Corp. *	2,581,419	108,703,554
Cardinal Health, Inc.	501,889	29,134,656
Centene Corp. *	1,057,062	85,146,344
Cerner Corp.	533,356	49,943,456
Cigna Corp.	585,056	144,380,120
CVS Health Corp.	2,377,752	228,573,300
DaVita, Inc. *	111,012	12,030,370
Dentsply Sirona, Inc.	397,530	15,897,225
DexCom, Inc. *	175,589	71,742,154
Edwards Lifesciences Corp. *	1,131,089	119,646,594
HCA Healthcare, Inc.	433,867	93,086,165

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Henry Schein, Inc. *	251,318	20,381,890
Hologic, Inc. *	452,330	32,563,237
Humana, Inc.	232,841	103,511,795
IDEXX Laboratories, Inc. *	153,614	66,127,755
Intuitive Surgical, Inc. *	648,093	155,088,655
Laboratory Corp. of America Holdings *	168,957	40,596,988
McKesson Corp.	271,365	84,017,318
Medtronic plc	2,435,798	254,199,879
Molina Healthcare, Inc. *	105,941	33,207,206
Quest Diagnostics, Inc.	215,741	28,874,775
ResMed, Inc.	264,930	52,978,052
STERIS plc	181,450	40,653,872
Stryker Corp.	608,236	146,743,017
Teleflex, Inc.	84,693	24,190,015
The Cooper Cos., Inc.	89,297	32,239,789
UnitedHealth Group, Inc.	1,706,271	867,724,117
Universal Health Services, Inc., Class B	132,647	16,253,237
Zimmer Biomet Holdings, Inc.	378,402	45,692,041
		3,882,920,658

Household & Personal Products 1.7%
Church & Dwight Co., Inc.	439,150	42,843,474
Colgate-Palmolive Co.	1,526,682	117,630,848
Kimberly-Clark Corp.	610,029	84,690,326
The Clorox Co.	222,485	31,919,923
The Estee Lauder Cos., Inc., Class A	421,069	111,187,480
The Procter & Gamble Co.	4,342,579	697,201,059
		1,085,473,110

Insurance 2.1%
Aflac, Inc.	1,086,554	62,237,813
American International Group, Inc.	1,504,200	88,010,742
Aon plc, Class A	389,098	112,056,333
Arthur J. Gallagher & Co.	377,524	63,609,019
Assurant, Inc.	103,369	18,800,754
Brown & Brown, Inc.	425,912	26,398,026
Chubb Ltd.	780,276	161,087,980
Cincinnati Financial Corp.	271,819	33,341,318
Everest Re Group Ltd.	71,216	19,563,747
Globe Life, Inc.	169,023	16,577,776
Lincoln National Corp.	302,627	18,203,014
Loews Corp.	353,888	22,238,322
Marsh & McLennan Cos., Inc.	914,557	147,883,867
MetLife, Inc.	1,270,775	83,464,502
Principal Financial Group, Inc.	439,508	29,948,075
Prudential Financial, Inc.	684,739	74,301,029
The Allstate Corp.	508,279	64,317,625
The Hartford Financial Services Group, Inc.	608,046	42,520,657
The Progressive Corp.	1,058,604	113,651,725
The Travelers Cos., Inc.	436,881	74,732,864
W.R. Berkley Corp.	379,393	25,225,841
Willis Towers Watson plc	221,239	47,535,411
		1,345,706,440

Materials 2.8%
Air Products & Chemicals, Inc.	401,642	94,012,343
Albemarle Corp.	211,909	40,862,412
Amcor plc	2,740,492	32,502,235
Avery Dennison Corp.	149,845	27,062,007
Ball Corp.	585,636	47,530,218
Celanese Corp.	195,109	28,669,316
CF Industries Holdings, Inc.	387,950	37,565,199
SECURITY	NUMBER OF SHARES	VALUE ($)
Corteva, Inc.	1,317,019	75,978,826
Dow, Inc.	1,333,035	88,646,828
DuPont de Nemours, Inc.	929,045	61,251,937
Eastman Chemical Co.	234,120	24,037,100
Ecolab, Inc.	451,599	76,473,775
FMC Corp.	230,258	30,518,395
Freeport-McMoRan, Inc.	2,659,574	107,845,726
International Flavors & Fragrances, Inc.	461,288	55,954,234
International Paper Co.	703,154	32,541,967
Linde plc	928,549	289,670,146
LyondellBasell Industries N.V., Class A	476,388	50,511,420
Martin Marietta Materials, Inc.	113,113	40,066,887
Newmont Corp.	1,444,622	105,240,713
Nucor Corp.	492,796	76,274,965
Packaging Corp. of America	171,520	27,643,878
PPG Industries, Inc.	430,526	55,103,023
Sealed Air Corp.	268,852	17,262,987
The Mosaic Co.	671,470	41,913,157
The Sherwin-Williams Co.	436,973	120,150,096
Vulcan Materials Co.	239,895	41,331,510
WestRock Co.	477,397	23,645,473
		1,750,266,773

Media & Entertainment 7.4%
Activision Blizzard, Inc.	1,411,417	106,703,125
Alphabet, Inc., Class A *	544,844	1,243,437,528
Alphabet, Inc., Class C *	503,192	1,157,004,461
Charter Communications, Inc., Class A *	215,910	92,515,276
Comcast Corp., Class A	8,195,180	325,840,357
DISH Network Corp., Class A *	453,172	12,919,934
Electronic Arts, Inc.	509,532	60,150,253
Fox Corp., Class A	572,512	20,518,830
Fox Corp., Class B	262,348	8,720,447
Live Nation Entertainment, Inc. *	244,138	25,605,193
Match Group, Inc. *	512,772	40,585,904
Meta Platforms, Inc., Class A *	4,183,129	838,591,871
Netflix, Inc. *	804,270	153,100,837
News Corp., Class A	705,897	14,019,114
News Corp., Class B	216,271	4,305,956
Omnicom Group, Inc.	378,106	28,785,210
Paramount Global, Class B	1,101,391	32,072,506
Take-Two Interactive Software, Inc. *	209,711	25,062,562
The Interpublic Group of Cos., Inc.	713,530	23,275,349
The Walt Disney Co. *	3,298,164	368,174,047
Twitter, Inc. *	1,448,403	71,000,715
Warner Bros Discovery, Inc. *	4,006,075	72,710,261
		4,725,099,736

Pharmaceuticals, Biotechnology & Life Sciences 8.0%
AbbVie, Inc.	3,202,642	470,404,057
Agilent Technologies, Inc.	544,134	64,898,862
Amgen, Inc.	1,020,333	237,931,452
Biogen, Inc. *	266,458	55,274,047
Bio-Rad Laboratories, Inc., Class A *	39,032	19,986,726
Bio-Techne Corp.	70,945	26,937,107
Bristol-Myers Squibb Co.	3,948,851	297,230,015
Catalent, Inc. *	324,165	29,356,382
Charles River Laboratories International, Inc. *	91,205	22,026,919
Danaher Corp.	1,152,838	289,512,207
Eli Lilly & Co.	1,438,386	420,195,702
Gilead Sciences, Inc.	2,272,023	134,821,845
Illumina, Inc. *	283,151	83,996,744

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Incyte Corp. *	342,059	25,640,743
IQVIA Holdings, Inc. *	346,076	75,441,107
Johnson & Johnson	4,769,286	860,665,352
Merck & Co., Inc.	4,576,101	405,854,398
Mettler-Toledo International, Inc. *	41,712	53,288,331
Moderna, Inc. *	639,038	85,893,098
Organon & Co.	460,011	14,872,156
PerkinElmer, Inc.	228,908	33,560,202
Pfizer, Inc.	10,168,525	498,969,522
Regeneron Pharmaceuticals, Inc. *	193,316	127,416,509
Thermo Fisher Scientific, Inc.	713,874	394,715,212
Vertex Pharmaceuticals, Inc. *	461,143	125,993,490
Viatris, Inc.	2,183,095	22,551,371
Waters Corp. *	110,838	33,586,131
West Pharmaceutical Services, Inc.	134,214	42,285,463
Zoetis, Inc.	857,109	151,922,570
		5,105,227,720

Real Estate 2.9%
Alexandria Real Estate Equities, Inc.	263,865	48,065,648
American Tower Corp.	824,923	198,822,941
AvalonBay Communities, Inc.	253,136	57,583,377
Boston Properties, Inc.	258,061	30,347,974
Camden Property Trust	185,660	29,128,197
CBRE Group, Inc., Class A *	606,366	50,352,633
Crown Castle International Corp.	782,842	144,990,167
Digital Realty Trust, Inc.	513,905	75,091,799
Duke Realty Corp.	690,126	37,784,398
Equinix, Inc.	163,088	117,273,319
Equity Residential	619,936	50,524,784
Essex Property Trust, Inc.	118,101	38,887,116
Extra Space Storage, Inc.	242,155	46,009,450
Federal Realty Investment Trust	127,759	14,955,469
Healthpeak Properties, Inc.	979,336	32,132,014
Host Hotels & Resorts, Inc.	1,293,115	26,314,890
Iron Mountain, Inc.	526,066	28,265,526
Kimco Realty Corp.	1,120,384	28,379,327
Mid-America Apartment Communities, Inc.	208,961	41,098,449
Prologis, Inc.	1,340,398	214,852,395
Public Storage	276,306	102,647,679
Realty Income Corp.	1,023,906	71,018,120
Regency Centers Corp.	278,937	19,199,234
SBA Communications Corp.	197,214	68,454,952
Simon Property Group, Inc.	595,179	70,231,122
UDR, Inc.	543,060	28,896,223
Ventas, Inc.	723,758	40,204,757
Vornado Realty Trust	286,750	11,100,093
Welltower, Inc.	788,217	71,577,986
Weyerhaeuser Co.	1,353,652	55,797,535
		1,849,987,574

Retailing 6.0%
Advance Auto Parts, Inc.	113,013	22,560,785
Amazon.com, Inc. *	792,779	1,970,555,266
AutoZone, Inc. *	37,389	73,113,068
Bath & Body Works, Inc.	467,221	24,711,319
Best Buy Co., Inc.	391,535	35,210,743
CarMax, Inc. *	292,324	25,075,553
Dollar General Corp.	419,821	99,720,082
Dollar Tree, Inc. *	407,570	66,209,746
eBay, Inc.	1,134,239	58,889,689
Etsy, Inc. *	228,896	21,330,818
Genuine Parts Co.	258,445	33,610,772
LKQ Corp.	484,076	24,024,692
Lowe’s Cos., Inc.	1,220,695	241,368,022
SECURITY	NUMBER OF SHARES	VALUE ($)
O'Reilly Automotive, Inc. *	122,085	74,050,657
Pool Corp.	72,746	29,478,134
Ross Stores, Inc.	640,256	63,878,341
Target Corp.	868,046	198,478,718
The Home Depot, Inc.	1,891,831	568,306,032
The TJX Cos., Inc.	2,161,341	132,446,976
Tractor Supply Co.	206,239	41,546,847
Ulta Beauty, Inc. *	97,886	38,841,165
		3,843,407,425

Semiconductors & Semiconductor Equipment 5.3%
Advanced Micro Devices, Inc. *	2,961,617	253,277,486
Analog Devices, Inc.	951,620	146,911,096
Applied Materials, Inc.	1,608,685	177,518,390
Broadcom, Inc.	747,968	414,665,980
Enphase Energy, Inc. *	242,816	39,190,502
Intel Corp.	7,376,798	321,554,625
KLA Corp.	273,035	87,169,154
Lam Research Corp.	252,715	117,704,538
Microchip Technology, Inc.	1,007,160	65,666,832
Micron Technology, Inc.	2,028,564	138,327,779
Monolithic Power Systems, Inc.	78,676	30,859,874
NVIDIA Corp.	4,529,040	840,001,049
NXP Semiconductors N.V.	481,716	82,325,264
Qorvo, Inc. *	196,597	22,368,807
QUALCOMM, Inc.	2,041,703	285,205,492
Skyworks Solutions, Inc.	297,513	33,708,223
SolarEdge Technologies, Inc. *	94,860	23,753,893
Teradyne, Inc.	295,007	31,111,438
Texas Instruments, Inc.	1,673,080	284,841,870
		3,396,162,292

Software & Services 13.2%
Accenture plc, Class A	1,144,900	343,882,164
Adobe, Inc. *	854,573	338,368,179
Akamai Technologies, Inc. *	294,976	33,119,905
ANSYS, Inc. *	158,134	43,595,962
Autodesk, Inc. *	398,568	75,440,951
Automatic Data Processing, Inc.	760,893	166,011,635
Broadridge Financial Solutions, Inc.	211,047	30,418,204
Cadence Design Systems, Inc. *	502,190	75,755,362
Ceridian HCM Holding, Inc. *	247,257	13,878,535
Citrix Systems, Inc.	226,197	22,642,320
Cognizant Technology Solutions Corp., Class A	951,364	76,965,348
DXC Technology Co. *	446,068	12,802,152
EPAM Systems, Inc. *	102,728	27,221,893
Fidelity National Information Services, Inc.	1,103,047	109,367,110
Fiserv, Inc. *	1,076,311	105,392,373
FleetCor Technologies, Inc. *	147,350	36,766,772
Fortinet, Inc. *	245,883	71,062,646
Gartner, Inc. *	149,120	43,326,816
Global Payments, Inc.	515,793	70,653,325
International Business Machines Corp.	1,624,567	214,784,003
Intuit, Inc.	513,028	214,830,475
Jack Henry & Associates, Inc.	131,891	25,003,896
Mastercard, Inc., Class A	1,563,509	568,147,900
Microsoft Corp.	13,581,554	3,769,152,866
NortonLifeLock, Inc.	1,050,467	26,303,694
Oracle Corp.	2,854,487	209,519,346
Paychex, Inc.	581,558	73,700,845
Paycom Software, Inc. *	86,923	24,466,217
PayPal Holdings, Inc. *	2,110,428	185,569,934
PTC, Inc. *	190,143	21,716,232

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Roper Technologies, Inc.	191,086	89,795,133
Salesforce, Inc. *	1,784,528	313,969,856
ServiceNow, Inc. *	362,363	173,245,750
Synopsys, Inc. *	278,045	79,740,526
Tyler Technologies, Inc. *	73,981	29,201,041
VeriSign, Inc. *	175,515	31,362,775
Visa, Inc., Class A	3,004,375	640,322,444
		8,387,504,585

Technology Hardware & Equipment 8.7%
Amphenol Corp., Class A	1,084,928	77,572,352
Apple Inc.	28,086,621	4,427,855,801
Arista Networks, Inc. *	407,069	47,044,964
CDW Corp.	245,394	40,043,393
Cisco Systems, Inc.	7,640,494	374,231,396
Corning, Inc.	1,354,983	47,681,852
F5, Inc. *	109,784	18,378,940
Hewlett Packard Enterprise Co.	2,338,664	36,038,812
HP, Inc.	1,962,402	71,882,785
IPG Photonics Corp. *	65,107	6,151,309
Juniper Networks, Inc.	589,243	18,572,939
Keysight Technologies, Inc. *	331,570	46,509,324
Motorola Solutions, Inc.	305,928	65,373,753
NetApp, Inc.	402,260	29,465,545
Seagate Technology Holdings plc	364,408	29,896,032
TE Connectivity Ltd.	589,788	73,593,747
Teledyne Technologies, Inc. *	84,606	36,511,719
Trimble, Inc. *	455,740	30,397,858
Western Digital Corp. *	565,251	29,997,871
Zebra Technologies Corp., Class A *	96,056	35,508,061
		5,542,708,453

Telecommunication Services 1.2%
AT&T, Inc.	12,937,028	243,992,348
Lumen Technologies, Inc.	1,668,136	16,781,448
T-Mobile US, Inc. *	1,063,577	130,968,872
Verizon Communications, Inc.	7,605,235	352,122,381
		743,865,049

Transportation 1.8%
Alaska Air Group, Inc. *	229,163	12,464,176
American Airlines Group, Inc. *	1,175,964	22,072,844
C.H. Robinson Worldwide, Inc.	235,420	24,989,833
CSX Corp.	4,018,040	137,979,494
Delta Air Lines, Inc. *	1,158,323	49,842,639
Expeditors International of Washington, Inc.	307,723	30,486,118
FedEx Corp.	441,498	87,743,313
JB Hunt Transport Services, Inc.	151,852	25,943,914
Norfolk Southern Corp.	434,373	112,016,109
Old Dominion Freight Line, Inc.	168,923	47,318,711
Southwest Airlines Co. *	1,072,282	50,097,015
Union Pacific Corp.	1,153,810	270,326,145
United Airlines Holdings, Inc. *	586,229	29,604,564
United Parcel Service, Inc., Class B	1,320,875	237,731,082
		1,138,615,957

Utilities 2.9%
Alliant Energy Corp.	453,985	26,698,858
Ameren Corp.	466,864	43,371,666
SECURITY	NUMBER OF SHARES	VALUE ($)
American Electric Power Co., Inc.	912,308	90,418,846
American Water Works Co., Inc.	328,987	50,690,317
Atmos Energy Corp.	245,841	27,878,369
CenterPoint Energy, Inc.	1,141,385	34,937,795
CMS Energy Corp.	525,418	36,090,962
Consolidated Edison, Inc.	639,717	59,327,355
Constellation Energy Corp.	592,617	35,088,853
Dominion Energy, Inc.	1,467,120	119,775,677
DTE Energy Co.	351,055	46,002,247
Duke Energy Corp.	1,393,516	153,509,723
Edison International	688,680	47,374,297
Entergy Corp.	364,428	43,312,268
Evergy, Inc.	413,850	28,079,722
Eversource Energy	622,719	54,425,641
Exelon Corp.	1,774,130	82,993,801
FirstEnergy Corp.	1,030,699	44,639,574
NextEra Energy, Inc.	3,554,602	252,447,834
NiSource, Inc.	710,469	20,688,857
NRG Energy, Inc.	442,640	15,890,776
Pinnacle West Capital Corp.	205,351	14,620,991
PPL Corp.	1,361,562	38,545,820
Public Service Enterprise Group, Inc.	916,554	63,847,152
Sempra Energy	578,420	93,333,851
The AES Corp.	1,206,610	24,638,976
The Southern Co.	1,919,860	140,898,525
WEC Energy Group, Inc.	571,749	57,203,487
Xcel Energy, Inc.	975,664	71,477,145
		1,818,209,385
Total Common Stocks (Cost $28,694,510,181)		63,292,904,445

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Time Deposits 0.4%
BNP Paribas SA
0.13%, 05/02/22 (b)	124,896,220	124,896,220
Skandinaviska Enskilda Banken AB
0.13%, 05/02/22 (b)	94,229,726	94,229,726
		219,125,946
Total Short-Term Investments (Cost $219,125,946)		219,125,946
Total Investments in Securities (Cost $28,913,636,127)		63,512,030,391

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/17/22	1,384	285,623,000	(18,686,779)

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	The rate shown is the current daily overnight rate.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/22	BALANCE OF SHARES HELD AT 4/30/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Diversified Financials 0.3%
The Charles Schwab Corp.	$210,537,870	$13,291,123	($445,373)	($5,215)	($43,083,781)	$180,294,624	2,718,146	$1,006,175

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$63,292,904,445	$—	$—	$63,292,904,445
Short-Term Investments[1]	—	219,125,946	—	219,125,946
Liabilities
Futures Contracts[2]	(18,686,779)	—	—	(18,686,779)
Total	$63,274,217,666	$219,125,946	$—	$63,493,343,612

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $83,576,481)		$180,294,624
Investments in securities, at value - unaffiliated (cost $28,830,059,646)		63,331,735,767
Deposit with broker for futures contracts		22,310,400
Receivables:
Fund shares sold		81,380,562
Dividends		49,957,403
Interest	+	2,374
Total assets		63,665,681,130
Liabilities
Payables:
Fund shares redeemed		60,846,153
Variation margin on futures contracts		10,043,123
Investment adviser fees	+	1,152,379
Total liabilities		72,041,655
Net assets		$63,593,639,475
Net Assets by Source
Capital received from investors		$29,073,542,747
Total distributable earnings	+	34,520,096,728
Net assets		$63,593,639,475

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$63,593,639,475		1,001,178,636		$63.52

Schwab Equity Index Funds  |  Semiannual Report
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Schwab S&P 500 Index Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - affiliated		$1,006,175
Dividends received from securities - unaffiliated (net of foreign withholding tax of $99,561)		483,053,176
Interest received from securities - unaffiliated		52,459
Securities on loan, net	+	18,348
Total investment income		484,130,158
Expenses
Investment adviser fees		6,815,726
Total expenses	–	6,815,726
Net investment income		477,314,432
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(5,215)
Net realized losses on sales of securities - unaffiliated		(13,016,693)
Net realized gains on futures contracts	+	5,455,094
Net realized losses		(7,566,814)
Net change in unrealized appreciation (depreciation) on securities - affiliated		(43,083,781)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(7,171,803,411)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(33,516,331)
Net change in unrealized appreciation (depreciation)	+	(7,248,403,523)
Net realized and unrealized losses		(7,255,970,337)
Decrease in net assets resulting from operations		($6,778,655,905)

Schwab Equity Index Funds  |  Semiannual Report
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Schwab S&P 500 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$477,314,432	$819,770,960
Net realized gains (losses)		(7,566,814)	171,562,608
Net change in unrealized appreciation (depreciation)	+	(7,248,403,523)	18,463,816,059
Increase (decrease) in net assets resulting from operations		($6,778,655,905)	$19,455,149,627
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($892,809,698)	($913,293,066)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		120,848,829	$8,436,200,570	196,724,074	$12,273,054,924
Shares reinvested		10,113,771	728,899,776	13,207,873	748,622,260
Shares redeemed	+	(76,301,434)	(5,301,220,714)	(133,977,878)	(8,346,566,792)
Net transactions in fund shares		54,661,166	$3,863,879,632	75,954,069	$4,675,110,392
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		946,517,470	$67,401,225,446	870,563,401	$44,184,258,493
Total increase (decrease)	+	54,661,166	(3,807,585,971)	75,954,069	23,216,966,953
End of period		1,001,178,636	$63,593,639,475	946,517,470	$67,401,225,446

Schwab Equity Index Funds  |  Semiannual Report
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Schwab 1000 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$102.69	$73.73	$68.68	$64.19	$62.61	$52.40
Income (loss) from investment operations:
Net investment income (loss)[1]	0.65	1.24	1.38	1.38	1.18	1.08
Net realized and unrealized gains (losses)	(12.30)	30.02	5.81	6.73	3.05	10.96
Total from investment operations	(11.65)	31.26	7.19	8.11	4.23	12.04
Less distributions:
Distributions from net investment income	(1.23)	(1.42)	(1.29)	(1.28)	(1.10)	(0.97)
Distributions from net realized gains	(0.58)	(0.88)	(0.85)	(2.34)	(1.55)	(0.86)
Total distributions	(1.81)	(2.30)	(2.14)	(3.62)	(2.65)	(1.83)
Net asset value at end of period	$89.23	$102.69	$73.73	$68.68	$64.19	$62.61
Total return	(11.58%) [2]	43.16%	10.60%	14.20%	6.84%	23.52%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [3]	0.05%	0.05%	0.05%	0.05%	0.14% [4]
Net operating expenses	N/A	N/A	N/A	N/A	N/A [5]	0.12% [4]
Net investment income (loss)	1.32% [3]	1.36%	1.97%	2.15%	1.82%	1.87%
Portfolio turnover rate	0% [2,6,7]	5% [7]	4%	5%	4%	5%
Net assets, end of period (x 1,000,000)	$12,518	$14,222	$9,774	$9,346	$7,909	$7,681

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
[5]	Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
[6]	Less than 0.5%
[7]	Portfolio turnover rate excludes in-kind transactions.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 2.3%
Aptiv plc *	86,863	9,242,223
Autoliv, Inc.	25,375	1,869,630
BorgWarner, Inc.	76,967	2,834,695
Ford Motor Co.	1,262,319	17,874,437
Fox Factory Holding Corp. *	13,489	1,104,479
General Motors Co. *	466,487	17,684,522
Gentex Corp.	75,227	2,207,913
Harley-Davidson, Inc.	49,364	1,799,318
Lear Corp.	18,984	2,428,813
QuantumScape Corp. *(a)	83,343	1,245,144
Tesla, Inc. *	268,649	233,928,803
Thor Industries, Inc.	17,763	1,359,758
		293,579,735

Banks 3.6%
Bank of America Corp.	2,280,258	81,359,605
Bank OZK	38,957	1,496,728
BOK Financial Corp.	9,558	792,645
Citigroup, Inc.	636,726	30,696,560
Citizens Financial Group, Inc.	158,801	6,256,759
Comerica, Inc.	41,746	3,418,997
Commerce Bancshares, Inc.	35,772	2,445,732
Cullen/Frost Bankers, Inc.	18,243	2,413,366
East West Bancorp, Inc.	45,460	3,241,298
Essent Group Ltd.	35,671	1,445,746
Fifth Third Bancorp	219,410	8,234,457
First Citizens BancShares, Inc., Class A	4,262	2,725,038
First Financial Bankshares, Inc.	40,656	1,625,427
First Horizon Corp.	171,031	3,827,674
First Republic Bank	57,445	8,571,943
Huntington Bancshares, Inc.	459,547	6,043,043
JPMorgan Chase & Co.	948,315	113,190,878
KeyCorp	299,558	5,784,465
M&T Bank Corp.	57,335	9,554,304
MGIC Investment Corp.	101,582	1,326,661
New York Community Bancorp, Inc.	149,033	1,377,065
Pinnacle Financial Partners, Inc.	24,312	1,885,396
Popular, Inc.	25,655	2,000,833
Prosperity Bancshares, Inc.	29,802	1,948,455
Regions Financial Corp.	303,400	6,286,448
Signature Bank	20,159	4,883,518
SVB Financial Group *	18,882	9,207,618
Synovus Financial Corp.	47,027	1,953,502
TFS Financial Corp.	16,400	245,836
The PNC Financial Services Group, Inc.	134,856	22,399,582
Truist Financial Corp.	428,820	20,733,447
U.S. Bancorp	433,529	21,052,168
Valley National Bancorp	137,143	1,642,973
Wells Fargo & Co.	1,246,538	54,386,453
Western Alliance Bancorp	34,360	2,615,140
SECURITY	NUMBER OF SHARES	VALUE ($)
Zions Bancorp NA	49,050	2,771,816
		449,841,576

Capital Goods 5.4%
3M Co.	183,279	26,432,497
A.O. Smith Corp.	42,351	2,474,569
Acuity Brands, Inc.	11,365	1,960,235
Advanced Drainage Systems, Inc.	18,261	1,871,022
AECOM	45,682	3,223,322
AGCO Corp.	19,730	2,513,602
Allegion plc	28,840	3,294,682
AMETEK, Inc.	74,107	9,356,750
Axon Enterprise, Inc. *	22,091	2,478,610
Builders FirstSource, Inc. *	61,241	3,770,608
BWX Technologies, Inc.	29,178	1,514,922
Carlisle Cos., Inc.	16,731	4,339,352
Carrier Global Corp.	274,305	10,497,652
Caterpillar, Inc.	173,553	36,539,849
ChargePoint Holdings, Inc. *(a)	58,399	755,683
Chart Industries, Inc. *	11,309	1,909,185
Crane Co.	15,943	1,534,195
Cummins, Inc.	45,674	8,641,064
Deere & Co.	89,982	33,972,704
Donaldson Co., Inc.	39,407	1,932,519
Dover Corp.	46,205	6,159,127
Eaton Corp. plc	128,041	18,568,506
EMCOR Group, Inc.	16,939	1,803,665
Emerson Electric Co.	190,700	17,197,326
Esab Corp. *	14,413	677,411
Fastenal Co.	185,201	10,243,467
Fortive Corp.	115,025	6,613,938
Fortune Brands Home & Security, Inc.	43,924	3,129,585
Generac Holdings, Inc. *	20,159	4,422,481
General Dynamics Corp.	73,846	17,466,794
General Electric Co.	352,888	26,307,800
Graco, Inc.	54,870	3,403,037
HEICO Corp.	13,578	1,917,621
HEICO Corp., Class A	24,265	2,830,270
Honeywell International, Inc.	220,113	42,594,067
Howmet Aerospace, Inc.	122,588	4,182,703
Hubbell, Inc.	17,387	3,396,724
Huntington Ingalls Industries, Inc.	12,769	2,716,477
IDEX Corp.	24,336	4,619,460
Illinois Tool Works, Inc.	91,730	18,080,900
Ingersoll Rand, Inc.	131,513	5,781,312
ITT, Inc.	27,871	1,957,102
Johnson Controls International plc	225,598	13,506,552
L3Harris Technologies, Inc.	63,069	14,648,406
Lennox International, Inc.	10,750	2,291,793
Lincoln Electric Holdings, Inc.	19,066	2,568,762
Lockheed Martin Corp.	77,708	33,579,181
Masco Corp.	77,250	4,070,303
MasTec, Inc. *	19,091	1,374,743
MDU Resources Group, Inc.	65,040	1,675,430
Nordson Corp.	17,407	3,754,516
Northrop Grumman Corp.	47,039	20,668,937
nVent Electric plc	53,516	1,807,770

Schwab Equity Index Funds  |  Semiannual Report
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Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Oshkosh Corp.	21,219	1,961,484
Otis Worldwide Corp.	136,402	9,935,522
Owens Corning	32,587	2,963,136
PACCAR, Inc.	111,125	9,228,931
Parker-Hannifin Corp.	41,312	11,188,116
Pentair plc	52,740	2,676,555
Plug Power, Inc. *	165,273	3,474,038
Quanta Services, Inc.	45,609	5,289,732
Raytheon Technologies Corp.	478,551	45,419,275
RBC Bearings, Inc. *	9,367	1,576,934
Regal Rexnord Corp.	21,938	2,791,391
Rockwell Automation, Inc.	37,393	9,448,089
Sensata Technologies Holding plc *	50,468	2,291,752
SiteOne Landscape Supply, Inc. *	14,359	2,025,050
Snap-on, Inc.	17,028	3,618,280
Stanley Black & Decker, Inc.	52,207	6,272,671
Sunrun, Inc. *	65,490	1,308,490
Textron, Inc.	71,145	4,926,791
The AZEK Co., Inc. *	35,429	752,512
The Boeing Co. *	175,893	26,179,914
The Middleby Corp. *	17,853	2,747,398
The Timken Co.	21,808	1,257,013
The Toro Co.	33,928	2,718,651
Trane Technologies plc	74,966	10,486,994
TransDigm Group, Inc. *	16,937	10,074,297
Trex Co., Inc. *	36,670	2,133,827
United Rentals, Inc. *	23,222	7,350,227
Vertiv Holdings Co.	96,371	1,207,529
Virgin Galactic Holdings, Inc. *(a)	56,450	422,811
W.W. Grainger, Inc.	13,900	6,950,417
Watsco, Inc.	10,583	2,823,333
WESCO International, Inc. *	14,091	1,736,857
Westinghouse Air Brake Technologies Corp.	60,011	5,395,589
WillScot Mobile Mini Holdings Corp. *	71,124	2,496,452
Woodward, Inc.	20,220	2,233,906
Xylem, Inc.	58,022	4,670,771
Zurn Water Solutions Corp.	40,396	1,261,163
		682,325,086

Commercial & Professional Services 1.0%
ASGN, Inc. *	16,523	1,874,534
Booz Allen Hamilton Holding Corp.	42,909	3,502,662
CACI International, Inc., Class A *	7,538	1,999,831
Cintas Corp.	28,363	11,267,485
Clarivate plc *	128,249	2,010,944
Clean Harbors, Inc. *	15,849	1,663,036
Copart, Inc. *	68,584	7,794,572
CoStar Group, Inc. *	126,632	8,056,328
Dun & Bradstreet Holdings, Inc. *	47,785	754,525
Equifax, Inc.	39,211	7,980,223
Exponent, Inc.	16,491	1,580,003
IAA, Inc. *	43,379	1,589,840
Jacobs Engineering Group, Inc.	41,596	5,763,126
KBR, Inc.	44,663	2,198,759
Leidos Holdings, Inc.	44,945	4,652,257
ManpowerGroup, Inc.	17,414	1,570,743
MSA Safety, Inc.	11,664	1,407,728
Nielsen Holdings plc	115,046	3,084,383
Republic Services, Inc.	67,188	9,021,333
Robert Half International, Inc.	34,992	3,440,064
Rollins, Inc.	71,954	2,413,337
Stericycle, Inc. *	29,291	1,470,115
Tetra Tech, Inc.	17,303	2,409,962
TransUnion	61,494	5,381,955
TriNet Group, Inc. *	12,154	1,078,060
Upwork, Inc. *	38,137	799,733
SECURITY	NUMBER OF SHARES	VALUE ($)
Verisk Analytics, Inc.	51,565	10,521,838
Waste Management, Inc.	123,630	20,329,717
		125,617,093

Consumer Durables & Apparel 1.1%
Brunswick Corp.	24,806	1,875,582
Callaway Golf Co. *	37,239	817,024
Capri Holdings Ltd. *	46,961	2,240,040
Columbia Sportswear Co.	11,162	917,070
Crocs, Inc. *	18,786	1,247,954
D.R. Horton, Inc.	103,575	7,207,784
Deckers Outdoor Corp. *	8,804	2,339,663
Garmin Ltd.	48,876	5,363,652
Hanesbrands, Inc.	113,293	1,502,265
Hasbro, Inc.	41,524	3,656,603
Helen of Troy Ltd. *	7,655	1,642,074
Leggett & Platt, Inc.	42,925	1,529,418
Lennar Corp., Class A	83,691	6,401,525
Lululemon Athletica, Inc. *	37,813	13,409,624
Mattel, Inc. *	111,642	2,714,017
Mohawk Industries, Inc. *	17,837	2,516,087
Newell Brands, Inc.	122,798	2,842,774
NIKE, Inc., Class B	409,652	51,083,604
NVR, Inc. *	1,046	4,577,516
Peloton Interactive, Inc., Class A *	97,851	1,718,264
Polaris, Inc.	18,058	1,714,427
PulteGroup, Inc.	79,810	3,332,866
PVH Corp.	22,653	1,648,685
Ralph Lauren Corp.	14,873	1,551,849
Skechers U.S.A., Inc., Class A *	42,714	1,635,946
Tapestry, Inc.	84,982	2,797,607
Tempur Sealy International, Inc.	60,908	1,651,216
Toll Brothers, Inc.	36,598	1,697,049
TopBuild Corp. *	10,524	1,906,317
VF Corp.	103,332	5,373,264
Whirlpool Corp.	18,921	3,434,540
YETI Holdings, Inc. *	27,798	1,358,488
		143,704,794

Consumer Services 2.2%
ADT, Inc.	48,281	330,725
Airbnb, Inc., Class A *	111,486	17,080,770
Aramark	83,314	3,020,133
Booking Holdings, Inc. *	13,177	29,125,255
Boyd Gaming Corp.	26,622	1,612,761
Bright Horizons Family Solutions, Inc. *	19,447	2,221,625
Caesars Entertainment, Inc. *	68,696	4,553,171
Carnival Corp. *	259,581	4,490,751
Chegg, Inc. *	44,206	1,093,656
Chipotle Mexican Grill, Inc. *	9,015	13,122,324
Choice Hotels International, Inc.	10,397	1,460,363
Churchill Downs, Inc.	10,997	2,231,731
Coursera, Inc. *	25,494	479,542
Darden Restaurants, Inc.	41,007	5,401,852
Domino’s Pizza, Inc.	11,745	3,969,810
DraftKings, Inc., Class A *	107,211	1,466,646
Expedia Group, Inc. *	48,184	8,420,154
Hilton Grand Vacations, Inc. *	28,146	1,318,077
Hilton Worldwide Holdings, Inc. *	89,363	13,877,180
Las Vegas Sands Corp. *	110,936	3,930,462
Marriott International, Inc., Class A *	87,940	15,611,109
Marriott Vacations Worldwide Corp.	13,667	2,040,893
McDonald’s Corp.	239,685	59,719,915
MGM Resorts International	121,389	4,981,805
Norwegian Cruise Line Holdings Ltd. *	133,825	2,680,515

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Penn National Gaming, Inc. *	52,786	1,930,384
Planet Fitness, Inc., Class A *	27,107	2,169,373
Royal Caribbean Cruises Ltd. *	72,212	5,613,039
Scientific Games Corp., Class A *	30,643	1,717,847
Service Corp. International	52,538	3,447,018
Starbucks Corp.	368,974	27,540,219
Terminix Global Holdings, Inc. *	39,475	1,811,508
Texas Roadhouse, Inc.	22,213	1,828,796
The Wendy's Co.	57,183	1,129,936
Vail Resorts, Inc.	12,915	3,282,476
Wingstop, Inc.	9,454	867,499
Wyndham Hotels & Resorts, Inc.	29,581	2,601,945
Wynn Resorts Ltd. *	34,070	2,401,254
Yum! Brands, Inc.	92,512	10,824,829
		271,407,348

Diversified Financials 5.3%
Affiliated Managers Group, Inc.	13,098	1,644,716
AGNC Investment Corp.	166,321	1,826,205
Ally Financial, Inc.	108,781	4,346,889
American Express Co.	197,392	34,486,356
Ameriprise Financial, Inc.	35,510	9,427,550
Annaly Capital Management, Inc.	470,202	3,018,697
Apollo Global Management, Inc.	119,672	5,954,879
Ares Management Corp., Class A	53,483	3,541,644
Berkshire Hathaway, Inc., Class B *	587,623	189,702,333
BlackRock, Inc.	45,721	28,560,994
Blackstone, Inc.	226,107	22,965,688
Capital One Financial Corp.	132,936	16,566,484
Cboe Global Markets, Inc.	34,146	3,857,815
CME Group, Inc.	115,341	25,298,895
Coinbase Global, Inc., Class A *	9,422	1,061,954
Credit Acceptance Corp. *	2,643	1,354,537
Discover Financial Services	92,485	10,400,863
Equitable Holdings, Inc.	121,862	3,513,281
Evercore, Inc., Class A	12,622	1,334,777
FactSet Research Systems, Inc.	12,162	4,907,245
Franklin Resources, Inc.	89,557	2,202,207
Interactive Brokers Group, Inc., Class A	27,761	1,653,445
Intercontinental Exchange, Inc.	180,392	20,891,198
Invesco Ltd.	108,590	1,995,884
Janus Henderson Group plc	54,453	1,659,727
Jefferies Financial Group, Inc.	61,700	1,897,892
KKR & Co., Inc.	187,629	9,563,450
Lazard Ltd., Class A	36,670	1,201,676
LPL Financial Holdings, Inc.	25,842	4,854,937
MarketAxess Holdings, Inc.	12,156	3,204,443
Moody's Corp.	52,002	16,457,593
Morgan Stanley	454,827	36,654,508
Morningstar, Inc.	7,522	1,904,796
MSCI, Inc.	26,114	11,000,522
Nasdaq, Inc.	37,593	5,916,010
New Residential Investment Corp.	148,720	1,546,688
Northern Trust Corp.	66,722	6,875,702
OneMain Holdings, Inc.	35,170	1,615,358
Raymond James Financial, Inc.	60,120	5,859,295
S&P Global, Inc.	113,684	42,802,026
SEI Investments Co.	34,070	1,898,380
SLM Corp.	88,916	1,487,565
Starwood Property Trust, Inc.	97,015	2,219,703
State Street Corp.	117,540	7,871,654
Stifel Financial Corp.	33,911	2,097,395
Synchrony Financial	166,567	6,131,331
T. Rowe Price Group, Inc.	73,691	9,066,941
The Bank of New York Mellon Corp.	237,289	9,980,375
The Carlyle Group, Inc.	43,969	1,595,635
SECURITY	NUMBER OF SHARES	VALUE ($)
The Charles Schwab Corp. (b)	481,097	31,911,164
The Goldman Sachs Group, Inc.	108,932	33,277,637
Tradeweb Markets, Inc., Class A	33,466	2,382,445
Upstart Holdings, Inc. *(a)	15,675	1,175,939
Voya Financial, Inc.	34,783	2,196,199
		666,821,522

Energy 4.0%
APA Corp.	115,871	4,742,600
Baker Hughes Co.	291,045	9,028,216
Cheniere Energy, Inc.	75,735	10,285,570
Chesapeake Energy Corp.	33,843	2,775,803
Chevron Corp.	618,770	96,942,696
ConocoPhillips	418,086	39,935,575
Continental Resources, Inc.	18,238	1,013,486
Coterra Energy, Inc.	260,766	7,507,453
Devon Energy Corp.	201,639	11,729,341
Diamondback Energy, Inc.	54,590	6,890,896
EOG Resources, Inc.	187,986	21,949,245
EQT Corp.	95,956	3,814,251
Exxon Mobil Corp.	1,358,914	115,847,418
Halliburton Co.	289,098	10,297,671
Hess Corp.	88,310	9,102,112
Kinder Morgan, Inc.	624,592	11,336,345
Marathon Oil Corp.	250,364	6,239,071
Marathon Petroleum Corp.	186,109	16,239,871
New Fortress Energy, Inc.	13,143	509,685
Occidental Petroleum Corp.	285,318	15,718,169
ONEOK, Inc.	142,899	9,049,794
Ovintiv, Inc.	83,840	4,291,769
Phillips 66	149,812	12,997,689
Pioneer Natural Resources Co.	72,743	16,910,565
Schlumberger N.V.	450,976	17,592,574
Targa Resources Corp.	73,044	5,362,160
Texas Pacific Land Corp.	1,972	2,694,935
The Williams Cos., Inc.	389,151	13,343,988
Valero Energy Corp.	130,931	14,596,188
		498,745,136

Food & Staples Retailing 1.5%
Albertsons Cos., Inc., Class A	32,885	1,028,643
BJ's Wholesale Club Holdings, Inc. *	43,664	2,809,778
Casey's General Stores, Inc.	11,925	2,400,502
Costco Wholesale Corp.	142,313	75,670,668
Performance Food Group Co. *	49,387	2,432,310
Sysco Corp.	163,012	13,934,266
The Kroger Co.	214,793	11,590,230
U.S. Foods Holding Corp. *	70,940	2,668,763
Walgreens Boots Alliance, Inc.	230,494	9,772,946
Walmart, Inc.	453,991	69,456,083
		191,764,189

Food, Beverage & Tobacco 3.3%
Altria Group, Inc.	584,655	32,489,278
Archer-Daniels-Midland Co.	179,428	16,069,572
Beyond Meat, Inc. *(a)	19,109	704,740
Brown-Forman Corp., Class B	58,610	3,952,658
Bunge Ltd.	45,101	5,101,825
Campbell Soup Co.	65,595	3,097,396
Celsius Holdings, Inc. *	12,079	628,108
Conagra Brands, Inc.	154,788	5,406,745
Constellation Brands, Inc., Class A	52,714	12,972,388
Darling Ingredients, Inc. *	52,306	3,838,737
Freshpet, Inc. *	13,951	1,302,326
General Mills, Inc.	193,799	13,707,403

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hormel Foods Corp.	90,360	4,733,961
Ingredion, Inc.	21,689	1,845,951
Kellogg Co.	82,213	5,631,591
Keurig Dr Pepper, Inc.	235,959	8,824,867
Lamb Weston Holdings, Inc.	47,068	3,111,195
McCormick & Co., Inc. - Non Voting Shares	80,348	8,080,598
Molson Coors Beverage Co., Class B	60,438	3,272,113
Mondelez International, Inc., Class A	445,035	28,695,857
Monster Beverage Corp. *	120,296	10,306,961
PepsiCo, Inc.	443,966	76,233,402
Philip Morris International, Inc.	497,189	49,718,900
Pilgrim's Pride Corp. *	16,389	464,628
Post Holdings, Inc. *	17,839	1,327,043
The Boston Beer Co., Inc., Class A *	2,954	1,107,750
The Coca-Cola Co.	1,247,437	80,596,905
The Hershey Co.	46,542	10,507,787
The JM Smucker Co.	34,839	4,770,504
The Kraft Heinz Co.	227,916	9,716,059
Tyson Foods, Inc., Class A	93,554	8,715,491
		416,932,739

Health Care Equipment & Services 6.0%
Abbott Laboratories	567,419	64,402,056
ABIOMED, Inc. *	14,532	4,164,581
Acadia Healthcare Co., Inc. *	29,276	1,987,255
agilon health, Inc. *	14,930	265,306
Align Technology, Inc. *	23,484	6,808,246
Amedisys, Inc. *	10,594	1,352,324
AmerisourceBergen Corp.	48,374	7,318,502
AMN Healthcare Services, Inc. *	15,038	1,469,964
Anthem, Inc.	77,882	39,091,312
Baxter International, Inc.	160,388	11,397,171
Becton, Dickinson & Co.	91,327	22,575,121
Boston Scientific Corp. *	457,682	19,272,989
Cardinal Health, Inc.	88,786	5,154,027
Centene Corp. *	187,536	15,106,025
Cerner Corp.	94,672	8,865,086
Certara, Inc. *	32,683	599,733
Change Healthcare, Inc. *	81,767	1,926,431
Chemed Corp.	5,004	2,458,916
Cigna Corp.	103,642	25,576,773
CVS Health Corp.	420,914	40,462,463
DaVita, Inc. *	19,922	2,158,947
Dentsply Sirona, Inc.	70,749	2,829,252
DexCom, Inc. *	31,186	12,741,976
Edwards Lifesciences Corp. *	200,493	21,208,150
Embecta Corp. *	18,265	555,804
Encompass Health Corp.	32,284	2,222,108
Enovis Corp. *	14,413	934,971
Envista Holdings Corp. *	52,264	2,070,700
Globus Medical, Inc., Class A *	25,267	1,673,181
Guardant Health, Inc. *	32,211	1,987,419
HCA Healthcare, Inc.	76,921	16,503,401
HealthEquity, Inc. *	26,878	1,675,037
Henry Schein, Inc. *	44,425	3,602,867
Hologic, Inc. *	80,361	5,785,188
Humana, Inc.	41,294	18,357,661
IDEXX Laboratories, Inc. *	27,154	11,689,254
Inspire Medical Systems, Inc. *	8,818	1,814,392
Insulet Corp. *	22,144	5,292,195
Integra LifeSciences Holdings Corp. *	23,761	1,453,223
Intuitive Surgical, Inc. *	114,828	27,478,340
Invitae Corp. *	67,995	361,053
Laboratory Corp. of America Holdings *	29,884	7,180,528
LHC Group, Inc. *	10,032	1,663,807
SECURITY	NUMBER OF SHARES	VALUE ($)
Masimo Corp. *	16,534	1,867,846
McKesson Corp.	48,044	14,874,903
Medtronic plc	431,489	45,030,192
Molina Healthcare, Inc. *	18,701	5,861,828
Novocure Ltd. *	28,338	2,170,124
Oak Street Health, Inc. *	44,425	803,648
Omnicell, Inc. *	13,935	1,521,284
Penumbra, Inc. *	11,262	1,943,371
Quest Diagnostics, Inc.	38,174	5,109,208
Quidel Corp. *	12,046	1,212,069
R1 RCM, Inc. *	42,577	958,834
ResMed, Inc.	47,011	9,400,790
Shockwave Medical, Inc. *	11,177	1,689,180
STAAR Surgical Co. *	15,070	860,346
STERIS plc	32,098	7,191,557
Stryker Corp.	107,754	25,996,730
Tandem Diabetes Care, Inc. *	20,467	1,974,656
Teladoc Health, Inc. *	51,614	1,742,489
Teleflex, Inc.	15,068	4,303,722
Tenet Healthcare Corp. *	34,039	2,468,168
The Cooper Cos., Inc.	15,809	5,707,681
UnitedHealth Group, Inc.	302,214	153,690,930
Universal Health Services, Inc., Class B	23,419	2,869,530
Veeva Systems, Inc., Class A *	44,499	8,096,593
Zimmer Biomet Holdings, Inc.	66,941	8,083,126
Zimvie, Inc. *	6,639	149,377
		747,071,917

Household & Personal Products 1.6%
Church & Dwight Co., Inc.	77,818	7,591,924
Colgate-Palmolive Co.	270,791	20,864,447
Coty, Inc., Class A *	113,945	924,094
Herbalife Nutrition Ltd. *	32,305	858,667
Kimberly-Clark Corp.	107,935	14,984,616
Reynolds Consumer Products, Inc.	17,599	520,754
The Clorox Co.	39,516	5,669,361
The Estee Lauder Cos., Inc., Class A	74,540	19,683,032
The Procter & Gamble Co.	768,930	123,451,711
		194,548,606

Insurance 2.2%
Aflac, Inc.	192,062	11,001,311
Alleghany Corp. *	4,438	3,712,387
American Financial Group, Inc.	21,468	2,972,889
American International Group, Inc.	266,857	15,613,803
American National Group, Inc.	4,093	771,981
Aon plc, Class A	68,943	19,854,895
Arch Capital Group Ltd. *	123,479	5,639,286
Arthur J. Gallagher & Co.	67,041	11,295,738
Assurant, Inc.	18,207	3,311,489
Brown & Brown, Inc.	75,184	4,659,904
Chubb Ltd.	138,253	28,542,332
Cincinnati Financial Corp.	48,016	5,889,643
CNA Financial Corp.	8,422	399,540
Erie Indemnity Co., Class A	7,915	1,268,616
Everest Re Group Ltd.	12,644	3,473,433
Fidelity National Financial, Inc.	90,713	3,612,192
First American Financial Corp.	35,382	2,063,124
Globe Life, Inc.	29,671	2,910,132
Lincoln National Corp.	53,485	3,217,123
Loews Corp.	63,226	3,973,122
Markel Corp. *	4,357	5,896,241
Marsh & McLennan Cos., Inc.	162,139	26,217,876
MetLife, Inc.	224,799	14,764,798
Old Republic International Corp.	92,111	2,027,363

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Primerica, Inc.	12,550	1,625,978
Principal Financial Group, Inc.	78,232	5,330,728
Prudential Financial, Inc.	121,149	13,145,878
Reinsurance Group of America, Inc.	21,300	2,285,916
RenaissanceRe Holdings Ltd.	14,223	2,041,285
The Allstate Corp.	89,892	11,374,934
The Hartford Financial Services Group, Inc.	107,540	7,520,272
The Progressive Corp.	187,281	20,106,488
The Travelers Cos., Inc.	77,275	13,218,661
Unum Group	66,203	2,020,516
W.R. Berkley Corp.	66,889	4,447,450
Willis Towers Watson plc	39,296	8,443,138
		274,650,462

Materials 3.0%
Air Products & Chemicals, Inc.	71,176	16,660,166
Albemarle Corp.	37,724	7,274,319
Alcoa Corp.	59,055	4,003,929
Amcor plc	484,334	5,744,201
AptarGroup, Inc.	20,939	2,404,425
Ashland Global Holdings, Inc.	17,023	1,786,904
Avery Dennison Corp.	26,736	4,828,522
Axalta Coating Systems Ltd. *	68,801	1,745,481
Ball Corp.	103,783	8,423,028
Berry Global Group, Inc. *	43,916	2,474,667
Celanese Corp.	34,740	5,104,696
CF Industries Holdings, Inc.	68,656	6,647,960
Cleveland-Cliffs, Inc. *	153,584	3,914,856
Corteva, Inc.	233,329	13,460,750
Crown Holdings, Inc.	40,231	4,427,019
Diversey Holdings Ltd. *	17,663	136,712
Dow, Inc.	235,605	15,667,732
DuPont de Nemours, Inc.	164,707	10,859,133
Eagle Materials, Inc.	12,869	1,587,005
Eastman Chemical Co.	41,519	4,262,756
Ecolab, Inc.	79,842	13,520,444
Element Solutions, Inc.	69,280	1,428,554
FMC Corp.	40,634	5,385,630
Freeport-McMoRan, Inc.	471,653	19,125,529
Graphic Packaging Holding Co.	90,185	1,966,033
Huntsman Corp.	67,350	2,281,145
International Flavors & Fragrances, Inc.	81,595	9,897,473
International Paper Co.	124,276	5,751,493
Linde plc	164,453	51,302,758
Louisiana-Pacific Corp.	27,958	1,803,850
LyondellBasell Industries N.V., Class A	84,058	8,912,670
Martin Marietta Materials, Inc.	20,089	7,115,926
MP Materials Corp. *	23,731	902,727
Newmont Corp.	256,122	18,658,488
Nucor Corp.	87,323	13,515,854
Olin Corp.	45,927	2,636,210
Packaging Corp. of America	30,516	4,918,264
PPG Industries, Inc.	76,003	9,727,624
Reliance Steel & Aluminum Co.	20,052	3,975,309
Royal Gold, Inc.	20,934	2,731,468
RPM International, Inc.	41,281	3,422,195
Sealed Air Corp.	47,599	3,056,332
Sonoco Products Co.	31,224	1,933,078
Steel Dynamics, Inc.	60,358	5,175,699
Sylvamo Corp. *	11,299	504,500
The Chemours Co.	52,531	1,737,200
The Mosaic Co.	118,832	7,417,493
The Scotts Miracle-Gro Co.	12,918	1,342,568
The Sherwin-Williams Co.	77,506	21,311,050
SECURITY	NUMBER OF SHARES	VALUE ($)
United States Steel Corp.	83,849	2,556,556
Valvoline, Inc.	57,461	1,737,046
Vulcan Materials Co.	42,700	7,356,783
Westlake Corp.	10,943	1,384,837
WestRock Co.	84,157	4,168,296
		370,075,343

Media & Entertainment 7.1%
Activision Blizzard, Inc.	250,183	18,913,835
Alphabet, Inc., Class A *	96,520	220,276,979
Alphabet, Inc., Class C *	89,126	204,930,086
Altice USA, Inc., Class A *	73,704	683,973
AMC Entertainment Holdings, Inc., Class A *	163,168	2,496,470
Bumble, Inc., Class A *	22,502	539,823
Cable One, Inc.	1,570	1,830,934
Charter Communications, Inc., Class A *	38,213	16,373,888
Comcast Corp., Class A	1,452,152	57,737,563
DISH Network Corp., Class A *	79,868	2,277,037
Electronic Arts, Inc.	90,046	10,629,930
Endeavor Group Holdings, Inc., Class A *	6,502	147,920
Fox Corp., Class A	101,495	3,637,581
Fox Corp., Class B	46,486	1,545,195
IAC/InterActiveCorp. *	27,156	2,250,689
Liberty Broadband Corp., Class C *	45,440	5,081,101
Liberty Media Corp. - Liberty Formula One, Class C *	65,233	4,065,973
Liberty Media Corp. - Liberty SiriusXM, Class C *	50,579	2,118,249
Live Nation Entertainment, Inc. *	43,598	4,572,558
Match Group, Inc. *	90,877	7,192,915
Meta Platforms, Inc., Class A *	740,993	148,546,867
Netflix, Inc. *	142,507	27,127,633
News Corp., Class A	124,961	2,481,725
Nexstar Media Group, Inc., Class A	13,230	2,095,897
Omnicom Group, Inc.	67,200	5,115,936
Paramount Global, Class B	194,451	5,662,413
Pinterest, Inc., Class A *	183,024	3,755,652
Playtika Holding Corp. *	32,468	570,787
ROBLOX Corp., Class A *	13,133	402,526
Roku, Inc. *	37,518	3,485,422
Sirius XM Holdings, Inc. (a)	294,747	1,768,482
Snap, Inc., Class A *	347,509	9,890,106
Take-Two Interactive Software, Inc. *	37,129	4,437,287
The Interpublic Group of Cos., Inc.	125,758	4,102,226
The New York Times Co., Class A	53,007	2,031,228
The Walt Disney Co. *	584,387	65,235,121
Twitter, Inc. *	256,978	12,597,062
Vimeo, Inc. *	49,561	505,027
Warner Bros Discovery, Inc. *	707,315	12,837,767
Ziff Davis, Inc. *	15,297	1,351,643
ZoomInfo Technologies, Inc. *	97,681	4,630,079
Zynga, Inc., Class A *	343,231	2,838,520
		888,772,105

Pharmaceuticals, Biotechnology & Life Sciences 7.9%
10X Genomics, Inc., Class A *	29,323	1,400,466
AbbVie, Inc.	567,269	83,320,471
Adaptive Biotechnologies Corp. *	34,467	284,353
Agilent Technologies, Inc.	96,374	11,494,527
Alnylam Pharmaceuticals, Inc. *	38,533	5,141,458
Amgen, Inc.	180,733	42,145,128
Apellis Pharmaceuticals, Inc. *	28,566	1,243,478

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Arrowhead Pharmaceuticals, Inc. *	33,545	1,379,035
Avantor, Inc. *	196,017	6,249,022
Azenta, Inc.	24,331	1,823,852
Beam Therapeutics, Inc. *	14,944	560,848
Biogen, Inc. *	47,083	9,766,897
Biohaven Pharmaceutical Holding Co., Ltd. *	19,710	1,757,541
BioMarin Pharmaceutical, Inc. *	59,306	4,824,543
Bio-Rad Laboratories, Inc., Class A *	6,927	3,547,040
Bio-Techne Corp.	12,688	4,817,507
Blueprint Medicines Corp. *	18,476	1,078,075
Bridgebio Pharma, Inc. *	34,725	278,494
Bristol-Myers Squibb Co.	699,369	52,641,505
Bruker Corp.	33,105	1,903,206
Catalent, Inc. *	57,579	5,214,354
Charles River Laboratories International, Inc. *	16,254	3,925,503
Danaher Corp.	204,122	51,261,158
Denali Therapeutics, Inc. *	29,377	699,173
Elanco Animal Health, Inc. *	151,847	3,843,248
Eli Lilly & Co.	254,804	74,435,892
Exact Sciences Corp. *	56,004	3,083,020
Exelixis, Inc. *	100,412	2,243,204
Fate Therapeutics, Inc. *	25,409	725,681
Gilead Sciences, Inc.	402,626	23,891,827
Halozyme Therapeutics, Inc. *	45,186	1,802,921
Horizon Therapeutics plc *	73,097	7,204,440
Illumina, Inc. *	50,244	14,904,883
Incyte Corp. *	60,724	4,551,871
Intellia Therapeutics, Inc. *	22,337	1,095,183
Ionis Pharmaceuticals, Inc. *	44,590	1,639,128
IQVIA Holdings, Inc. *	61,207	13,342,514
Jazz Pharmaceuticals plc *	19,730	3,161,141
Johnson & Johnson	844,771	152,447,375
Maravai LifeSciences Holdings, Inc., Class A *	34,665	1,065,255
Medpace Holdings, Inc. *	9,166	1,224,303
Merck & Co., Inc.	810,545	71,887,236
Mettler-Toledo International, Inc. *	7,388	9,438,392
Mirati Therapeutics, Inc. *	15,611	964,604
Moderna, Inc. *	113,386	15,240,212
Natera, Inc. *	28,883	1,014,371
NeoGenomics, Inc. *	39,039	368,919
Neurocrine Biosciences, Inc. *	30,228	2,721,427
Novavax, Inc. *	24,102	1,086,277
Organon & Co.	80,826	2,613,105
Pacific Biosciences of California, Inc. *	70,644	447,883
PerkinElmer, Inc.	40,544	5,944,156
Perrigo Co., plc	42,834	1,469,206
Pfizer, Inc.	1,801,098	88,379,879
Regeneron Pharmaceuticals, Inc. *	34,248	22,573,199
Repligen Corp. *	16,619	2,613,172
Royalty Pharma plc, Class A	114,390	4,870,726
Sarepta Therapeutics, Inc. *	28,167	2,037,037
Seagen, Inc. *	43,159	5,654,261
Sotera Health Co. *	31,432	640,584
Syneos Health, Inc. *	33,620	2,457,286
Thermo Fisher Scientific, Inc.	126,406	69,892,405
Twist Bioscience Corp. *	17,897	516,149
Ultragenyx Pharmaceutical, Inc. *	21,559	1,524,006
United Therapeutics Corp. *	14,531	2,580,124
Vertex Pharmaceuticals, Inc. *	81,701	22,322,347
Viatris, Inc.	387,366	4,001,491
Vir Biotechnology, Inc. *	23,248	473,097
Waters Corp. *	19,497	5,907,981
West Pharmaceutical Services, Inc.	23,816	7,503,469
SECURITY	NUMBER OF SHARES	VALUE ($)
Zoetis, Inc.	151,853	26,915,944
		991,478,465

Real Estate 3.4%
Alexandria Real Estate Equities, Inc.	46,752	8,516,344
American Campus Communities, Inc.	44,609	2,884,864
American Homes 4 Rent, Class A	95,006	3,763,188
American Tower Corp.	146,145	35,223,868
Americold Realty Trust	85,341	2,251,296
Apartment Income REIT Corp.	49,961	2,456,582
AvalonBay Communities, Inc.	44,923	10,219,084
Boston Properties, Inc.	45,530	5,354,328
Brixmor Property Group, Inc.	95,917	2,434,373
Camden Property Trust	32,871	5,157,131
CBRE Group, Inc., Class A *	107,590	8,934,274
Compass, Inc., Class A *	8,684	47,154
Cousins Properties, Inc.	47,237	1,695,808
Crown Castle International Corp.	138,722	25,692,702
CubeSmart	70,527	3,350,738
Digital Realty Trust, Inc.	90,940	13,288,153
Douglas Emmett, Inc.	55,778	1,643,220
Duke Realty Corp.	122,063	6,682,949
EastGroup Properties, Inc.	13,044	2,445,750
Equinix, Inc.	28,912	20,790,041
Equity LifeStyle Properties, Inc.	55,566	4,294,141
Equity Residential	109,820	8,950,330
Essex Property Trust, Inc.	20,871	6,872,194
eXp World Holdings, Inc.	20,945	280,454
Extra Space Storage, Inc.	42,869	8,145,110
Federal Realty Investment Trust	22,481	2,631,626
First Industrial Realty Trust, Inc.	41,572	2,411,176
Gaming & Leisure Properties, Inc.	75,609	3,355,527
Healthcare Trust of America, Inc., Class A	70,887	2,159,218
Healthpeak Properties, Inc.	173,159	5,681,347
Host Hotels & Resorts, Inc.	227,907	4,637,907
Innovative Industrial Properties, Inc.	8,730	1,262,271
Invitation Homes, Inc.	191,688	7,633,016
Iron Mountain, Inc.	93,082	5,001,296
Jones Lang LaSalle, Inc. *	16,108	3,523,303
Kilroy Realty Corp.	34,076	2,385,320
Kimco Realty Corp.	199,043	5,041,759
Lamar Advertising Co., Class A	27,843	3,074,146
Life Storage, Inc.	26,588	3,522,644
Medical Properties Trust, Inc.	190,697	3,506,918
Mid-America Apartment Communities, Inc.	37,040	7,285,027
National Retail Properties, Inc.	56,375	2,471,480
Omega Healthcare Investors, Inc.	77,647	1,978,446
Opendoor Technologies, Inc. *	121,101	846,496
Orion Office REIT, Inc.	17,516	235,065
Prologis, Inc.	237,408	38,054,128
Public Storage	48,988	18,199,042
Rayonier, Inc.	46,559	2,011,349
Realty Income Corp.	181,161	12,565,327
Redfin Corp. *	33,626	374,930
Regency Centers Corp.	49,575	3,412,247
Rexford Industrial Realty, Inc.	51,717	4,035,995
SBA Communications Corp.	34,825	12,088,106
Simon Property Group, Inc.	105,276	12,422,568
Spirit Realty Capital, Inc.	41,452	1,801,089
STAG Industrial, Inc.	55,889	2,085,777
STORE Capital Corp.	78,202	2,223,283
Sun Communities, Inc.	37,199	6,531,028
UDR, Inc.	96,095	5,113,215
Ventas, Inc.	128,308	7,127,509
VICI Properties, Inc.	270,499	8,063,575

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Vornado Realty Trust	51,659	1,999,720
Welltower, Inc.	139,484	12,666,542
Weyerhaeuser Co.	240,028	9,893,954
WP Carey, Inc.	61,234	4,945,870
Zillow Group, Inc., Class A *	11,796	455,915
Zillow Group, Inc., Class C *	53,602	2,134,432
		428,223,665

Retailing 5.8%
Advance Auto Parts, Inc.	20,098	4,012,164
Amazon.com, Inc. *	140,432	349,061,992
AutoNation, Inc. *	12,771	1,480,287
AutoZone, Inc. *	6,618	12,941,301
Bath & Body Works, Inc.	82,575	4,367,392
Best Buy Co., Inc.	69,572	6,256,610
Burlington Stores, Inc. *	21,522	4,381,018
CarMax, Inc. *	51,817	4,444,862
Carvana Co. *	31,891	1,848,402
Chewy, Inc., Class A *	29,079	845,036
Dick's Sporting Goods, Inc.	20,151	1,942,959
Dollar General Corp.	74,261	17,639,215
Dollar Tree, Inc. *	72,195	11,728,078
DoorDash, Inc., Class A *	51,631	4,204,312
eBay, Inc.	200,550	10,412,556
Etsy, Inc. *	40,667	3,789,758
Five Below, Inc. *	17,983	2,825,129
Floor & Decor Holdings, Inc., Class A *	33,575	2,676,599
Foot Locker, Inc.	28,744	842,487
GameStop Corp., Class A *(a)	19,778	2,473,634
Genuine Parts Co.	45,539	5,922,347
Kohl's Corp.	44,861	2,596,555
Lithia Motors, Inc.	9,806	2,776,373
LKQ Corp.	85,930	4,264,706
Lowe’s Cos., Inc.	216,079	42,725,301
Macy's, Inc.	96,005	2,320,441
O'Reilly Automotive, Inc. *	21,664	13,140,299
Penske Automotive Group, Inc.	10,012	1,049,458
Pool Corp.	12,888	5,222,475
RH *	5,495	1,846,979
Ross Stores, Inc.	113,661	11,339,958
Target Corp.	153,688	35,140,761
The Gap, Inc.	70,197	871,847
The Home Depot, Inc.	335,037	100,645,115
The TJX Cos., Inc.	382,520	23,440,826
Tractor Supply Co.	36,661	7,385,358
Ulta Beauty, Inc. *	17,345	6,882,496
Victoria's Secret & Co. *	23,770	1,120,042
Wayfair, Inc., Class A *	24,922	1,917,499
Williams-Sonoma, Inc.	23,481	3,063,801
		721,846,428

Semiconductors & Semiconductor Equipment 5.2%
Advanced Micro Devices, Inc. *	524,611	44,864,733
Allegro MicroSystems, Inc. *	17,422	423,529
Amkor Technology, Inc.	31,733	596,898
Analog Devices, Inc.	168,561	26,022,447
Applied Materials, Inc.	285,001	31,449,860
Broadcom, Inc.	132,475	73,442,815
Enphase Energy, Inc. *	43,135	6,961,989
Entegris, Inc.	43,333	4,826,863
First Solar, Inc. *	31,416	2,294,310
Intel Corp.	1,306,534	56,951,817
KLA Corp.	48,375	15,444,203
Lam Research Corp.	44,782	20,857,664
Lattice Semiconductor Corp. *	44,448	2,135,282
Marvell Technology, Inc.	270,808	15,728,529
SECURITY	NUMBER OF SHARES	VALUE ($)
Microchip Technology, Inc.	178,748	11,654,370
Micron Technology, Inc.	359,283	24,499,508
MKS Instruments, Inc.	17,685	2,015,736
Monolithic Power Systems, Inc.	13,854	5,434,093
NVIDIA Corp.	802,264	148,795,904
NXP Semiconductors N.V.	85,189	14,558,800
ON Semiconductor Corp. *	137,976	7,189,929
Power Integrations, Inc.	19,121	1,529,680
Qorvo, Inc. *	34,785	3,957,837
QUALCOMM, Inc.	361,645	50,518,190
Silicon Laboratories, Inc. *	12,235	1,650,624
Skyworks Solutions, Inc.	52,563	5,955,388
SolarEdge Technologies, Inc. *	16,942	4,242,446
Synaptics, Inc. *	12,818	1,902,704
Teradyne, Inc.	52,539	5,540,763
Texas Instruments, Inc.	296,316	50,447,799
Universal Display Corp.	13,786	1,760,886
Wolfspeed, Inc. *	39,729	3,643,547
		647,299,143

Software & Services 14.0%
Accenture plc, Class A	202,766	60,902,796
Adobe, Inc. *	151,400	59,946,830
Affirm Holdings, Inc. *	52,148	1,496,648
Akamai Technologies, Inc. *	52,246	5,866,181
Amdocs Ltd.	39,665	3,160,904
Anaplan, Inc. *	47,335	3,076,302
ANSYS, Inc. *	28,031	7,727,866
AppLovin Corp., Class A *	11,483	438,076
Asana, Inc., Class A *	25,900	694,120
Aspen Technology, Inc. *	21,295	3,376,109
Autodesk, Inc. *	70,460	13,336,669
Automatic Data Processing, Inc.	134,883	29,428,773
Avalara, Inc. *	27,834	2,117,332
Bentley Systems, Inc., Class B	58,355	2,473,668
Bill.com Holdings, Inc. *	29,616	5,055,747
Black Knight, Inc. *	49,700	3,269,763
Blackline, Inc. *	16,864	1,130,731
Block, Inc. *	160,874	16,013,398
Broadridge Financial Solutions, Inc.	37,683	5,431,251
C3.ai, Inc., Class A *	22,237	377,807
Cadence Design Systems, Inc. *	88,746	13,387,334
Ceridian HCM Holding, Inc. *	43,532	2,443,451
Citrix Systems, Inc.	40,323	4,036,332
Cloudflare, Inc., Class A *	89,149	7,679,295
Cognizant Technology Solutions Corp., Class A	168,416	13,624,854
Concentrix Corp.	13,803	2,173,696
Consensus Cloud Solutions, Inc. *	5,099	268,819
Coupa Software, Inc. *	24,400	2,105,720
Crowdstrike Holdings, Inc., Class A *	66,847	13,286,510
Datadog, Inc., Class A *	82,410	9,953,480
Digital Turbine, Inc. *	27,802	879,933
DigitalOcean Holdings, Inc. *	5,458	215,209
DocuSign, Inc. *	63,353	5,131,593
Dolby Laboratories, Inc., Class A	20,661	1,600,608
DoubleVerify Holdings, Inc. *	7,043	153,185
Dropbox, Inc., Class A *	91,212	1,983,861
Duck Creek Technologies, Inc. *	23,835	379,692
DXC Technology Co. *	78,411	2,250,396
Dynatrace, Inc. *	63,902	2,451,281
Elastic N.V. *	23,600	1,796,904
EPAM Systems, Inc. *	18,084	4,792,079
Euronet Worldwide, Inc. *	17,044	2,073,403
Everbridge, Inc. *	12,102	521,596
Fair Isaac Corp. *	8,445	3,154,292
Fastly, Inc., Class A *	33,729	536,291

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Fidelity National Information Services, Inc.	195,635	19,397,210
Fiserv, Inc. *	190,888	18,691,753
Five9, Inc. *	21,618	2,380,142
FleetCor Technologies, Inc. *	26,200	6,537,424
Fortinet, Inc. *	43,488	12,568,467
Gartner, Inc. *	26,473	7,691,730
Genpact Ltd.	54,713	2,203,292
Global Payments, Inc.	91,379	12,517,095
GoDaddy, Inc., Class A *	53,707	4,340,063
Guidewire Software, Inc. *	26,397	2,294,955
HubSpot, Inc. *	14,424	5,472,898
International Business Machines Corp.	287,617	38,025,844
Intuit, Inc.	90,903	38,065,631
Jack Henry & Associates, Inc.	23,323	4,421,574
Kyndryl Holdings, Inc. *	56,975	677,433
Manhattan Associates, Inc. *	20,137	2,628,885
Mastercard, Inc., Class A	276,887	100,615,198
Maximus, Inc.	19,808	1,443,607
Microsoft Corp.	2,405,789	667,654,563
MicroStrategy, Inc., Class A *	2,999	1,062,156
MongoDB, Inc. *	21,518	7,637,384
nCino, Inc. *	17,889	670,659
NCR Corp. *	42,402	1,485,342
NortonLifeLock, Inc.	186,953	4,681,303
Nutanix, Inc., Class A *	67,726	1,695,182
Okta, Inc. *	47,892	5,713,995
Oracle Corp.	505,614	37,112,068
Palantir Technologies, Inc., Class A *	516,339	5,369,926
Palo Alto Networks, Inc. *	31,667	17,774,054
Paychex, Inc.	103,223	13,081,451
Paycom Software, Inc. *	15,483	4,358,000
Paylocity Holding Corp. *	12,825	2,432,005
PayPal Holdings, Inc. *	373,866	32,874,037
Pegasystems, Inc.	13,534	1,036,569
PTC, Inc. *	33,736	3,852,989
Rapid7, Inc. *	18,263	1,744,482
RingCentral, Inc., Class A *	26,318	2,233,082
Roper Technologies, Inc.	33,917	15,938,277
Salesforce, Inc. *	316,168	55,626,598
ServiceNow, Inc. *	64,220	30,703,582
Smartsheet, Inc., Class A *	41,057	1,984,285
Snowflake, Inc., Class A *	75,692	12,976,636
Splunk, Inc. *	50,942	6,215,943
Sprout Social, Inc., Class A *	14,327	877,959
SS&C Technologies Holdings, Inc.	71,329	4,612,133
Synopsys, Inc. *	49,324	14,145,630
Teradata Corp. *	34,670	1,433,604
The Trade Desk, Inc., Class A *	139,823	8,238,371
The Western Union Co.	125,811	2,108,592
Twilio, Inc., Class A *	54,130	6,052,817
Tyler Technologies, Inc. *	13,220	5,218,066
UiPath, Inc., Class A *	85,550	1,525,356
Unity Software, Inc. *	52,663	3,497,350
Varonis Systems, Inc. *	34,107	1,473,422
VeriSign, Inc. *	30,884	5,518,662
Visa, Inc., Class A	532,147	113,416,490
VMware, Inc., Class A	64,663	6,986,191
WEX, Inc. *	14,404	2,394,521
Workday, Inc., Class A *	62,008	12,817,054
Workiva, Inc. *	14,392	1,388,972
Zendesk, Inc. *	39,266	4,792,023
Zoom Video Communications, Inc., Class A *	70,062	6,976,073
SECURITY	NUMBER OF SHARES	VALUE ($)
Zscaler, Inc. *	25,650	5,200,281
		1,746,762,121

Technology Hardware & Equipment 8.1%
Amphenol Corp., Class A	192,590	13,770,185
Apple Inc.	4,974,952	784,301,183
Arista Networks, Inc. *	72,049	8,326,703
Arrow Electronics, Inc. *	21,632	2,549,548
CDW Corp.	43,682	7,128,029
Ciena Corp. *	50,237	2,771,575
Cisco Systems, Inc.	1,353,112	66,275,426
Cognex Corp.	57,095	3,861,335
Coherent, Inc. *	8,042	2,154,452
Corning, Inc.	239,768	8,437,436
Dell Technologies, Inc., Class C	93,436	4,392,426
F5, Inc. *	19,414	3,250,098
Hewlett Packard Enterprise Co.	413,213	6,367,612
HP, Inc.	347,502	12,728,998
II-VI, Inc. *	33,796	2,068,653
IPG Photonics Corp. *	11,535	1,089,827
Jabil, Inc.	46,348	2,675,670
Juniper Networks, Inc.	104,781	3,302,697
Keysight Technologies, Inc. *	58,797	8,247,455
Littelfuse, Inc.	7,876	1,805,573
Lumentum Holdings, Inc. *	23,145	1,879,605
Motorola Solutions, Inc.	54,093	11,559,133
National Instruments Corp.	41,806	1,510,869
NetApp, Inc.	71,125	5,209,906
Novanta, Inc. *	11,214	1,443,242
Pure Storage, Inc., Class A *	86,979	2,548,485
Seagate Technology Holdings plc	64,695	5,307,578
TD SYNNEX Corp.	13,180	1,319,186
TE Connectivity Ltd.	104,409	13,028,155
Teledyne Technologies, Inc. *	14,951	6,452,104
Trimble, Inc. *	80,914	5,396,964
Ubiquiti, Inc.	1,986	560,549
Vontier Corp.	54,184	1,388,194
Western Digital Corp. *	100,648	5,341,389
Zebra Technologies Corp., Class A *	17,067	6,308,987
		1,014,759,227

Telecommunication Services 1.1%
AT&T, Inc.	2,292,386	43,234,400
Frontier Communications Parent, Inc. *	65,961	1,740,711
Iridium Communications, Inc. *	41,910	1,496,606
Liberty Global plc, Class C *	105,416	2,498,359
Lumen Technologies, Inc.	293,907	2,956,704
T-Mobile US, Inc. *	188,486	23,210,166
Verizon Communications, Inc.	1,347,593	62,393,556
		137,530,502

Transportation 1.9%
Alaska Air Group, Inc. *	40,258	2,189,633
AMERCO	3,110	1,665,343
American Airlines Group, Inc. *	209,917	3,940,142
Avis Budget Group, Inc. *	12,804	3,427,247
C.H. Robinson Worldwide, Inc.	41,643	4,420,404
CSX Corp.	712,380	24,463,129
Delta Air Lines, Inc. *	206,131	8,869,817
Expeditors International of Washington, Inc.	54,509	5,400,207
FedEx Corp.	78,237	15,548,821
GXO Logistics, Inc. *	31,339	1,854,955
JB Hunt Transport Services, Inc.	26,828	4,583,564

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Knight-Swift Transportation Holdings, Inc.	52,718	2,524,665
Landstar System, Inc.	11,981	1,855,857
Lyft, Inc., Class A *	96,393	3,142,412
Norfolk Southern Corp.	77,021	19,862,175
Old Dominion Freight Line, Inc.	29,851	8,361,862
Saia, Inc. *	8,339	1,717,500
Southwest Airlines Co. *	190,512	8,900,721
TuSimple Holdings, Inc., Class A *	10,592	109,839
Uber Technologies, Inc. *	536,495	16,888,863
Union Pacific Corp.	204,395	47,887,705
United Airlines Holdings, Inc. *	103,248	5,214,024
United Parcel Service, Inc., Class B	234,041	42,122,699
XPO Logistics, Inc. *	31,338	1,685,671
		236,637,255

Utilities 2.7%
Alliant Energy Corp.	80,085	4,709,799
Ameren Corp.	82,959	7,706,891
American Electric Power Co., Inc.	161,843	16,040,260
American Water Works Co., Inc.	58,149	8,959,598
Atmos Energy Corp.	43,611	4,945,487
Avangrid, Inc.	22,070	978,805
CenterPoint Energy, Inc.	200,719	6,144,009
CMS Energy Corp.	93,045	6,391,261
Consolidated Edison, Inc.	113,837	10,557,243
Constellation Energy Corp.	105,282	6,233,747
Dominion Energy, Inc.	260,067	21,231,870
DTE Energy Co.	62,099	8,137,453
Duke Energy Corp.	246,808	27,188,369
Edison International	121,774	8,376,833
Entergy Corp.	64,362	7,649,424
Essential Utilities, Inc.	74,452	3,332,472
Evergy, Inc.	73,729	5,002,513
Eversource Energy	110,044	9,617,846
Exelon Corp.	315,032	14,737,197
FirstEnergy Corp.	182,855	7,919,450
IDACORP, Inc.	16,060	1,689,191
NextEra Energy, Inc.	629,567	44,711,848
NiSource, Inc.	125,076	3,642,213
NRG Energy, Inc.	77,748	2,791,153
OGE Energy Corp.	64,535	2,496,214
PG&E Corp. *	484,471	6,128,558
Pinnacle West Capital Corp.	36,199	2,577,369
PPL Corp.	240,601	6,811,414
Public Service Enterprise Group, Inc.	162,742	11,336,608
Sempra Energy	102,659	16,565,056
SECURITY	NUMBER OF SHARES	VALUE ($)
The AES Corp.	213,424	4,358,118
The Southern Co.	340,076	24,958,178
UGI Corp.	68,081	2,335,178
Vistra Corp.	155,157	3,882,028
WEC Energy Group, Inc.	100,929	10,097,946
Xcel Energy, Inc.	173,281	12,694,566
		342,936,165
Total Common Stocks (Cost $3,154,416,226)		12,483,330,622

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29% (c)	26,917,473	26,917,473
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29% (c)(d)	7,709,245	7,709,245
		34,626,718
Total Short-Term Investments (Cost $34,626,718)		34,626,718
Total Investments in Securities (Cost $3,189,042,944)		12,517,957,340

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/17/22	159	32,813,625	(2,176,829)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $7,211,114.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/22	BALANCE OF SHARES HELD AT 4/30/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Diversified Financials 0.3%
The Charles Schwab Corp.	$39,021,425	$496,924	($56,556)	($926)	($7,549,703)	$31,911,164	481,097	$181,105

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$12,483,330,622	$—	$—	$12,483,330,622
Short-Term Investments[1]	34,626,718	—	—	34,626,718
Liabilities
Futures Contracts[2]	(2,176,829)	—	—	(2,176,829)
Total	$12,515,780,511	$—	$—	$12,515,780,511

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $4,280,622)		$31,911,164
Investments in securities, at value - unaffiliated (cost $3,184,762,322) including securities on loan of $7,211,114		12,486,046,176
Deposit with broker for futures contracts		2,844,000
Receivables:
Fund shares sold		10,423,601
Dividends		9,446,665
Income from securities on loan	+	25,127
Total assets		12,540,696,733
Liabilities
Collateral held for securities on loan		7,709,245
Payables:
Fund shares redeemed		11,320,626
Investments bought		2,015,574
Variation margin on futures contracts		1,362,030
Investment adviser fees	+	569,652
Total liabilities		22,977,127
Net assets		$12,517,719,606
Net Assets by Source
Capital received from investors		$3,044,327,916
Total distributable earnings	+	9,473,391,690
Net assets		$12,517,719,606

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$12,517,719,606		140,280,675		$89.23

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - affiliated		$181,105
Dividends received from securities - unaffiliated (net of foreign withholding tax of $20,499)		94,365,554
Securities on loan, net	+	64,105
Total investment income		94,610,764
Expenses
Investment adviser fees		3,441,176
Total expenses	–	3,441,176
Net investment income		91,169,588
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(926)
Net realized gains on sales of securities - unaffiliated		14,480,371
Net realized gains on sales of in-kind redemptions - unaffiliated		64,339,741
Net realized gains on futures contracts	+	548,576
Net realized gains		79,367,762
Net change in unrealized appreciation (depreciation) on securities - affiliated		(7,549,703)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(1,792,869,374)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(4,269,470)
Net change in unrealized appreciation (depreciation)	+	(1,804,688,547)
Net realized and unrealized losses		(1,725,320,785)
Decrease in net assets resulting from operations		($1,634,151,197)

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$91,169,588	$171,096,348
Net realized gains		79,367,762	158,449,688
Net change in unrealized appreciation (depreciation)	+	(1,804,688,547)	3,932,270,152
Increase (decrease) in net assets resulting from operations		($1,634,151,197)	$4,261,816,188
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($249,966,849)	($306,286,999)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,728,710	$657,353,938	15,568,422	$1,394,601,301
Shares reinvested		1,982,815	202,881,568	3,026,807	250,256,414
Shares redeemed	+	(6,930,538)	(680,612,710)	(12,663,564)	(1,152,112,463)
Net transactions in fund shares		1,780,987	$179,622,796	5,931,665	$492,745,252
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		138,499,688	$14,222,214,856	132,568,023	$9,773,940,415
Total increase (decrease)	+	1,780,987	(1,704,495,250)	5,931,665	4,448,274,441
End of period		140,280,675	$12,517,719,606	138,499,688	$14,222,214,856

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$39.97	$27.18	$28.84	$30.48	$31.45	$25.60
Income (loss) from investment operations:
Net investment income (loss)[1]	0.24	0.37	0.35	0.40	0.43	0.38
Net realized and unrealized gains (losses)	(7.09)	13.29	(0.23)	0.54	0.20	6.62
Total from investment operations	(6.85)	13.66	0.12	0.94	0.63	7.00
Less distributions:
Distributions from net investment income	(0.42)	(0.38)	(0.42)	(0.40)	(0.39)	(0.39)
Distributions from net realized gains	(2.77)	(0.49)	(1.36)	(2.18)	(1.21)	(0.76)
Total distributions	(3.19)	(0.87)	(1.78)	(2.58)	(1.60)	(1.15)
Net asset value at end of period	$29.93	$39.97	$27.18	$28.84	$30.48	$31.45
Total return	(18.36%) [2]	50.82%	0.00%	4.95%	1.93%	27.84%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [3]	0.04%	0.04%	0.04% [4]	0.05%	0.10% [5]
Net operating expenses	N/A	N/A	N/A	N/A	N/A [6]	0.09% [5]
Net investment income (loss)	1.39% [3]	0.98%	1.31%	1.43%	1.33%	1.31%
Portfolio turnover rate	4% [2]	19% [7]	21%	14%	17%	11%
Net assets, end of period (x 1,000,000)	$5,538	$6,587	$3,988	$4,187	$3,874	$3,531

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective December 20, 2018, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended 10/31/19 is a blended ratio.
[5]	Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
[6]	Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
[7]	Portfolio turnover rate excludes in-kind transactions.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.4%
Adient plc *	213,456	7,287,388
American Axle & Manufacturing Holdings, Inc. *	254,136	1,682,380
Arcimoto, Inc. *(a)	63,036	211,801
Canoo, Inc. *(a)	238,471	1,144,661
Cooper-Standard Holdings, Inc. *	38,562	177,771
Dana, Inc.	328,253	4,861,427
Dorman Products, Inc. *	59,389	5,862,882
Fisker, Inc. *(a)	367,949	3,701,567
Fox Factory Holding Corp. *	95,173	7,792,765
Gentherm, Inc. *	74,859	5,046,994
LCI Industries	55,735	5,424,130
Lordstown Motors Corp., Class A *(a)	345,998	754,276
Modine Manufacturing Co. *	111,763	882,928
Motorcar Parts of America, Inc. *	42,632	648,433
Patrick Industries, Inc.	51,220	3,188,445
Standard Motor Products, Inc.	47,325	2,019,831
Stoneridge, Inc. *	58,822	1,159,381
Tenneco, Inc., Class A *	152,673	2,621,395
The Goodyear Tire & Rubber Co. *	622,295	8,288,969
Visteon Corp. *	62,518	6,546,260
Winnebago Industries, Inc.	72,849	3,874,110
Workhorse Group, Inc. *(a)	349,686	1,052,555
XL Fleet Corp. *	267,569	374,596
XPEL, Inc. *	40,432	1,749,493
		76,354,438

Banks 10.3%
1st Source Corp.	37,681	1,630,457
Allegiance Bancshares, Inc.	42,657	1,742,965
Amalgamated Financial Corp.	30,828	542,265
Amerant Bancorp, Inc.	58,888	1,565,832
American National Bankshares, Inc.	23,553	818,231
Ameris Bancorp	149,865	6,249,371
Arrow Financial Corp.	31,023	971,020
Associated Banc-Corp.	334,753	6,678,322
Atlantic Union Bankshares Corp.	170,008	5,742,870
Axos Financial, Inc. *	128,461	4,866,103
Banc of California, Inc.	124,120	2,239,125
BancFirst Corp.	38,672	3,161,436
Bank First Corp.	14,908	1,053,996
Bank of Marin Bancorp	34,852	1,089,474
BankUnited, Inc.	192,760	7,236,210
Banner Corp.	76,821	4,125,288
Bar Harbor Bankshares	33,455	873,510
Berkshire Hills Bancorp, Inc.	110,311	2,729,094
Blue Foundry Bancorp *	62,640	790,517
Blue Ridge Bankshares, Inc.	38,720	564,150
Bridgewater Bancshares, Inc. *	47,447	760,101
Brookline Bancorp, Inc.	172,219	2,490,287
Business First Bancshares, Inc.	42,913	950,952
Byline Bancorp, Inc.	56,242	1,319,437
Cadence Bank	407,098	10,193,734
SECURITY	NUMBER OF SHARES	VALUE ($)
Cambridge Bancorp	15,535	1,269,365
Camden National Corp.	32,765	1,466,234
Capital Bancorp, Inc.	17,572	395,546
Capital City Bank Group, Inc.	30,136	771,783
Capitol Federal Financial, Inc.	292,562	2,817,372
Capstar Financial Holdings, Inc.	45,983	926,557
Carter Bankshares, Inc. *	57,749	944,774
Cathay General Bancorp	163,717	6,563,415
CBTX, Inc.	41,448	1,182,097
Central Pacific Financial Corp.	61,245	1,480,904
Citizens & Northern Corp.	34,056	797,251
City Holding Co.	33,650	2,603,837
Civista Bancshares, Inc.	33,017	687,414
CNB Financial Corp.	36,274	901,409
Coastal Financial Corp. *	23,036	945,397
Columbia Banking System, Inc.	176,412	4,953,649
Columbia Financial, Inc. *	88,211	1,671,598
Community Bank System, Inc.	120,521	7,761,552
Community Trust Bancorp, Inc.	35,061	1,395,778
ConnectOne Bancorp, Inc.	83,682	2,331,381
CrossFirst Bankshares, Inc. *	104,765	1,342,040
Customers Bancorp, Inc. *	68,767	2,893,028
CVB Financial Corp.	308,503	7,101,739
Dime Community Bancshares, Inc.	76,056	2,391,201
Eagle Bancorp, Inc.	71,157	3,582,755
Eastern Bankshares, Inc.	386,673	7,408,655
Enact Holdings, Inc.	33,443	788,586
Enterprise Bancorp, Inc.	20,592	699,098
Enterprise Financial Services Corp.	78,056	3,447,734
Equity Bancshares, Inc., Class A	30,293	924,845
Essent Group Ltd.	243,888	9,884,781
Farmers National Banc Corp.	69,897	1,070,822
FB Financial Corp.	75,062	2,892,139
Federal Agricultural Mortgage Corp., Class C	20,660	2,116,204
Fidelity D&D Bancorp, Inc.	9,058	336,686
Finance Of America Cos., Inc., Class A *	40,128	90,689
Financial Institutions, Inc.	35,171	979,161
First BanCorp	447,826	6,094,912
First BanCorp (North Carolina)	77,461	2,901,689
First Bank	35,288	503,207
First Busey Corp.	112,806	2,534,751
First Commonwealth Financial Corp.	212,242	2,861,022
First Community Bankshares, Inc.	37,121	988,532
First Financial Bancorp	208,716	4,268,242
First Financial Bankshares, Inc.	292,381	11,689,392
First Financial Corp.	25,460	1,085,105
First Foundation, Inc.	112,284	2,494,950
First Internet Bancorp	21,081	811,408
First Interstate BancSystem, Inc., Class A	197,299	6,416,163
First Merchants Corp.	128,907	5,051,865
First Mid Bancshares, Inc.	37,305	1,344,472
Five Star Bancorp	27,993	698,425
Flagstar Bancorp, Inc.	117,349	4,142,420
Flushing Financial Corp.	65,576	1,409,884
FS Bancorp, Inc.	16,137	474,266
Fulton Financial Corp.	357,492	5,423,154

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
German American Bancorp, Inc.	55,773	1,957,632
Glacier Bancorp, Inc.	248,194	11,357,357
Great Southern Bancorp, Inc.	22,867	1,297,474
Guaranty Bancshares, Inc.	18,026	620,094
Hancock Whitney Corp.	194,752	9,108,551
Hanmi Financial Corp.	68,610	1,588,322
HarborOne Bancorp, Inc.	107,047	1,433,359
HBT Financial, Inc.	22,402	384,866
Heartland Financial USA, Inc.	90,724	3,970,989
Heritage Commerce Corp.	131,736	1,479,395
Heritage Financial Corp.	77,619	1,879,932
Hilltop Holdings, Inc.	139,311	3,551,037
Home Bancorp, Inc.	16,853	645,976
Home BancShares, Inc.	343,411	7,424,546
Home Point Capital, Inc.	15,618	42,481
HomeStreet, Inc.	44,233	1,795,417
HomeTrust Bancshares, Inc.	33,882	915,830
Hope Bancorp, Inc.	260,396	3,723,663
Horizon Bancorp, Inc.	97,231	1,699,598
Independent Bank Corp.	103,150	7,959,054
Independent Bank Corp., Michigan	45,375	895,703
Independent Bank Group, Inc.	83,783	5,680,487
International Bancshares Corp.	121,104	4,818,728
Kearny Financial Corp.	148,082	1,756,253
Lakeland Bancorp, Inc.	138,650	2,083,910
Lakeland Financial Corp.	54,902	3,997,964
Live Oak Bancshares, Inc.	71,836	3,040,818
Luther Burbank Corp.	34,252	454,524
Macatawa Bank Corp.	59,809	523,329
Mercantile Bank Corp.	34,696	1,089,454
Merchants Bancorp	33,383	785,168
Meta Financial Group, Inc.	66,241	2,891,420
Metrocity Bankshares, Inc.	42,486	865,865
Metropolitan Bank Holding Corp. *	22,747	2,025,620
Mid Penn Bancorp, Inc.	31,909	824,209
Midland States Bancorp, Inc.	48,326	1,273,873
MidWestOne Financial Group, Inc.	31,814	950,602
Mr Cooper Group, Inc. *	139,377	6,267,784
MVB Financial Corp.	22,865	915,972
National Bank Holdings Corp., Class A	64,830	2,366,943
NBT Bancorp, Inc.	95,091	3,347,203
Nicolet Bankshares, Inc. *	27,268	2,219,070
NMI Holdings, Inc., Class A *	189,099	3,475,640
Northfield Bancorp, Inc.	99,377	1,300,845
Northrim BanCorp, Inc.	13,086	524,356
Northwest Bancshares, Inc.	275,713	3,496,041
OceanFirst Financial Corp.	131,390	2,460,935
Ocwen Financial Corp. *	18,327	381,202
OFG Bancorp	110,667	2,941,529
Old National Bancorp	662,549	10,044,243
Old Second Bancorp, Inc.	62,748	864,040
Origin Bancorp, Inc.	50,541	1,904,385
Orrstown Financial Services, Inc.	24,676	581,860
Pacific Premier Bancorp, Inc.	211,056	6,618,716
Park National Corp.	32,415	3,820,108
PCSB Financial Corp.	27,893	511,000
Peapack-Gladstone Financial Corp.	39,976	1,238,856
PennyMac Financial Services, Inc.	67,757	3,290,280
Peoples Bancorp, Inc.	56,750	1,556,085
Peoples Financial Services Corp.	15,877	788,134
Pioneer Bancorp, Inc. *	26,459	275,174
Preferred Bank	30,714	2,061,524
Premier Financial Corp.	81,036	2,150,695
Primis Financial Corp.	54,322	741,495
Provident Bancorp, Inc.	33,786	537,873
Provident Financial Services, Inc.	168,947	3,738,797
QCR Holdings, Inc.	37,372	2,028,926
Radian Group, Inc.	405,572	8,675,185
SECURITY	NUMBER OF SHARES	VALUE ($)
RBB Bancorp	31,260	668,651
Red River Bancshares, Inc.	10,150	550,638
Renasant Corp.	123,158	3,668,877
Republic Bancorp, Inc., Class A	21,101	879,490
Republic First Bancorp, Inc. *	101,872	426,844
S&T Bancorp, Inc.	88,054	2,488,406
Sandy Spring Bancorp, Inc.	99,756	3,917,418
Seacoast Banking Corp. of Florida	123,461	4,012,483
ServisFirst Bancshares, Inc.	112,395	9,027,566
Sierra Bancorp	31,544	686,082
Silvergate Capital Corp., Class A *	63,087	7,378,656
Simmons First National Corp., Class A	279,876	6,680,640
SmartFinancial, Inc.	31,140	763,553
South Plains Financial, Inc.	23,870	576,461
Southern First Bancshares, Inc. *	16,661	761,408
Southern Missouri Bancorp, Inc.	17,111	722,084
Southside Bancshares, Inc.	69,904	2,739,538
SouthState Corp.	173,235	13,415,318
Stock Yards Bancorp, Inc.	54,337	2,840,738
Summit Financial Group, Inc.	24,821	676,372
Texas Capital Bancshares, Inc. *	114,228	5,866,750
The Bancorp, Inc. *	117,981	2,676,989
The Bank of N.T. Butterfield & Son Ltd.	112,968	3,618,365
The First BanCorp, Inc.	23,479	660,934
The First Bancshares, Inc.	45,586	1,467,413
The First of Long Island Corp.	49,822	836,013
The Hingham Institution For Savings	3,278	1,059,023
Third Coast Bancshares, Inc. *	9,049	205,141
Tompkins Financial Corp.	31,836	2,324,028
Towne Bank	151,114	4,166,213
TriCo Bancshares	62,431	2,344,284
TriState Capital Holdings, Inc. *	65,746	1,986,187
Triumph Bancorp, Inc. *	53,604	3,722,262
TrustCo Bank Corp.	42,558	1,325,682
Trustmark Corp.	138,147	3,851,538
UMB Financial Corp.	98,571	8,889,133
United Bankshares, Inc.	297,000	9,878,220
United Community Banks, Inc.	235,678	7,103,335
Univest Financial Corp.	65,116	1,640,923
Valley National Bancorp	901,683	10,802,162
Velocity Financial, Inc. *	19,759	211,421
Veritex Holdings, Inc.	107,104	3,518,366
Walker & Dunlop, Inc.	65,851	7,886,316
Washington Federal, Inc.	146,279	4,451,270
Washington Trust Bancorp, Inc.	38,719	1,817,470
Waterstone Financial, Inc.	48,923	785,703
WesBanco, Inc.	136,081	4,387,251
West Bancorp, Inc.	36,141	903,525
Westamerica Bancorp	58,716	3,459,547
WSFS Financial Corp.	146,091	5,853,866
		569,895,031

Capital Goods 9.9%
AAON, Inc.	94,414	4,601,738
AAR Corp. *	76,621	3,599,655
Advent Technologies Holdings, Inc. *	71,517	139,458
Aerojet Rocketdyne Holdings, Inc. *	168,659	6,742,987
AeroVironment, Inc. *	50,602	4,064,353
AerSale Corp. *	35,331	511,593
AgEagle Aerial Systems, Inc. *(a)	153,022	123,351
Alamo Group, Inc.	22,417	2,834,406
Albany International Corp., Class A	69,207	5,413,372
Allied Motion Technologies, Inc.	26,951	655,987
Alta Equipment Group, Inc. *	43,172	485,685
Altra Industrial Motion Corp.	145,848	5,688,072
Ameresco, Inc., Class A *	69,543	3,507,749
American Superconductor Corp. *	60,793	324,027

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
American Woodmark Corp. *	37,299	1,747,458
API Group Corp. *	454,281	8,431,455
Apogee Enterprises, Inc.	55,068	2,422,992
Applied Industrial Technologies, Inc.	86,438	9,049,194
Arcosa, Inc.	109,068	5,838,410
Argan, Inc.	33,678	1,238,677
Array Technologies, Inc. *	288,606	1,884,597
Astec Industries, Inc.	51,364	2,008,332
Astronics Corp. *	56,415	546,661
Atkore, Inc. *	101,018	9,707,830
AZZ, Inc.	55,079	2,513,806
Babcock & Wilcox Enterprises, Inc. *	125,068	939,261
Barnes Group, Inc.	106,555	3,578,117
Beacon Roofing Supply, Inc. *	125,683	7,494,477
Beam Global *	19,683	303,906
Blink Charging Co. *	82,478	1,575,330
Bloom Energy Corp., Class A *	320,366	5,945,993
Blue Bird Corp. *	38,683	620,089
BlueLinx Holdings, Inc. *	20,784	1,385,669
Boise Cascade Co.	88,761	6,708,556
Byrna Technologies, Inc. *	42,313	250,493
Cadre Holdings, Inc.	14,608	370,751
Caesarstone Ltd.	51,480	506,048
Chart Industries, Inc. *	82,238	13,883,419
CIRCOR International, Inc. *	41,299	811,525
Columbus McKinnon Corp.	62,827	2,227,217
Comfort Systems USA, Inc.	80,169	6,767,867
Commercial Vehicle Group, Inc. *	71,794	515,481
Concrete Pumping Holdings, Inc. *	56,380	314,600
Construction Partners, Inc., Class A *	90,411	2,333,508
Cornerstone Building Brands, Inc. *	123,499	3,012,141
CSW Industrials, Inc.	33,797	3,565,921
Custom Truck One Source, Inc. *	130,648	858,357
Desktop Metal, Inc., Class A *	422,561	1,483,189
Douglas Dynamics, Inc.	50,861	1,574,657
Ducommun, Inc. *	24,371	1,244,627
DXP Enterprises, Inc. *	39,196	926,201
Dycom Industries, Inc. *	66,370	5,635,477
EMCOR Group, Inc.	119,946	12,771,850
Encore Wire Corp.	44,459	5,015,420
Energy Recovery, Inc. *	94,120	1,743,102
Enerpac Tool Group Corp.	136,202	2,734,936
EnerSys	93,446	6,116,975
EnPro Industries, Inc.	46,467	4,331,189
Eos Energy Enterprises, Inc. *(a)	101,295	214,745
ESCO Technologies, Inc.	57,571	3,595,309
EVI Industries, Inc. *	10,386	148,416
Evoqua Water Technologies Corp. *	260,585	10,863,789
Federal Signal Corp.	135,596	4,614,332
Fluor Corp. *	320,036	7,920,891
Franklin Electric Co., Inc.	104,346	7,297,959
FTC Solar, Inc. *	91,343	255,760
FuelCell Energy, Inc. *	832,768	3,397,693
GATX Corp.	79,484	8,217,851
Gibraltar Industries, Inc. *	73,880	2,795,619
Global Industrial Co.	28,807	888,984
GMS, Inc. *	96,298	4,617,489
GrafTech International Ltd.	451,416	4,098,857
Granite Construction, Inc.	103,567	3,070,762
Great Lakes Dredge & Dock Corp. *	145,632	2,011,178
Griffon Corp.	116,836	2,186,002
H&E Equipment Services, Inc.	72,646	2,577,480
Helios Technologies, Inc.	72,759	4,887,950
Herc Holdings, Inc.	56,192	7,182,461
Hillenbrand, Inc.	164,303	6,706,848
Hydrofarm Holdings Group, Inc. *	89,652	856,177
Hyliion Holdings Corp. *	265,816	853,269
Hyster-Yale Materials Handling, Inc.	22,438	689,295
SECURITY	NUMBER OF SHARES	VALUE ($)
Ideanomics, Inc. *	1,086,249	781,230
IES Holdings, Inc. *	19,627	575,071
Infrastructure and Energy Alternatives, Inc. *	61,110	571,379
INNOVATE Corp. *	105,875	320,801
Insteel Industries, Inc.	41,807	1,773,453
JELD-WEN Holding, Inc. *	205,999	4,282,719
John Bean Technologies Corp.	70,663	8,330,461
Kadant, Inc.	25,934	4,797,790
Kaman Corp.	62,363	2,432,781
Karat Packaging, Inc. *	10,785	197,905
Kennametal, Inc.	188,211	4,842,669
Kratos Defense & Security Solutions, Inc. *	276,086	4,188,225
Lawson Products, Inc. *	11,254	427,539
Lindsay Corp.	24,545	3,317,257
Luxfer Holdings plc	61,804	997,517
Masonite International Corp. *	53,627	4,157,165
Matrix Service Co. *	58,984	401,091
Maxar Technologies, Inc.	163,219	5,257,284
Mayville Engineering Co., Inc. *	20,749	171,802
McGrath RentCorp	54,354	4,536,385
Meritor, Inc. *	152,639	5,481,267
Miller Industries, Inc.	25,192	675,398
Moog, Inc., Class A	65,074	5,197,460
MRC Global, Inc. *	181,295	2,173,727
Mueller Industries, Inc.	126,482	6,849,000
Mueller Water Products, Inc., Class A	350,725	4,219,222
MYR Group, Inc. *	37,197	2,941,911
National Presto Industries, Inc.	11,427	812,803
Nikola Corp. *(a)	514,638	3,695,101
NN, Inc. *	98,909	299,694
Northwest Pipe Co. *	21,872	584,201
NOW, Inc. *	247,533	2,698,110
NV5 Global, Inc. *	29,695	3,557,461
Omega Flex, Inc.	6,982	775,002
Park Aerospace Corp.	43,198	505,417
Park-Ohio Holdings Corp.	18,855	180,819
Parsons Corp. *	59,425	2,194,565
PGT Innovations, Inc. *	130,284	2,315,147
Powell Industries, Inc.	20,817	401,768
Preformed Line Products Co.	6,579	391,451
Primoris Services Corp.	120,955	2,803,737
Proto Labs, Inc. *	62,704	2,671,817
Quanex Building Products Corp.	75,090	1,443,230
RBC Bearings, Inc. *	62,959	10,599,148
Resideo Technologies, Inc. *	325,754	7,326,207
REV Group, Inc.	78,430	934,886
Romeo Power, Inc. *	218,774	240,651
Rush Enterprises, Inc., Class A	95,201	4,843,827
Rush Enterprises, Inc., Class B	14,372	696,323
Simpson Manufacturing Co., Inc.	98,090	10,168,990
SPX Corp. *	98,731	4,136,829
Standex International Corp.	26,833	2,523,375
Stem, Inc. *	258,061	1,850,297
Sterling Construction Co., Inc. *	62,430	1,429,023
Tennant Co.	41,611	2,687,238
Terex Corp.	153,940	5,233,960
Textainer Group Holdings Ltd.	106,058	3,557,185
The Gorman-Rupp Co.	51,450	1,639,197
The Greenbrier Cos., Inc.	71,834	3,068,030
The Manitowoc Co., Inc. *	76,602	1,014,211
The Shyft Group, Inc.	77,636	1,977,389
Thermon Group Holdings, Inc. *	73,635	1,104,525
Titan International, Inc. *	114,815	1,591,336
Titan Machinery, Inc. *	43,790	1,032,568
TPI Composites, Inc. *	82,223	940,631
Transcat, Inc. *	15,995	1,167,635

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Trinity Industries, Inc.	173,835	4,822,183
Triton International Ltd.	150,240	9,178,162
Triumph Group, Inc. *	143,530	3,235,166
Tutor Perini Corp. *	93,327	865,141
UFP Industries, Inc.	135,570	10,489,051
Vectrus, Inc. *	26,069	941,091
Veritiv Corp. *	32,302	4,539,723
Vicor Corp. *	47,632	2,882,689
View, Inc. *	219,153	337,496
Wabash National Corp.	110,210	1,577,105
Watts Water Technologies, Inc., Class A	61,933	7,893,980
Welbilt, Inc. *	294,211	6,949,264
WESCO International, Inc. *	100,257	12,357,678
Willis Lease Finance Corp. *	6,674	207,561
WillScot Mobile Mini Holdings Corp. *	469,469	16,478,362
Zurn Water Solutions Corp.	273,195	8,529,148
		547,853,403

Commercial & Professional Services 3.8%
ABM Industries, Inc.	151,795	7,327,145
Acacia Research Corp. *	109,200	512,148
ACCO Brands Corp.	209,320	1,534,316
Aris Water Solution, Inc., Class A	43,887	743,446
ASGN, Inc. *	114,585	12,999,668
Atlas Technical Consultants, Inc. *	33,219	401,950
Barrett Business Services, Inc.	16,733	1,204,274
Brady Corp., Class A	106,237	4,754,106
BrightView Holdings, Inc. *	107,205	1,357,215
Casella Waste Systems, Inc., Class A *	110,766	9,109,396
CBIZ, Inc. *	110,412	4,625,159
CECO Environmental Corp. *	68,968	327,598
Cimpress plc *	39,410	1,990,599
CompX International, Inc.	3,395	72,076
CoreCivic, Inc. *	270,153	3,358,002
CRA International, Inc.	16,286	1,341,478
Deluxe Corp.	96,087	2,602,036
Ennis, Inc.	58,318	1,005,985
Exponent, Inc.	116,922	11,202,297
First Advantage Corp. *	124,259	2,157,136
Forrester Research, Inc. *	25,450	1,417,310
Franklin Covey Co. *	28,336	1,135,424
Harsco Corp. *	177,456	1,813,600
Healthcare Services Group, Inc.	169,886	2,903,352
Heidrick & Struggles International, Inc.	43,631	1,394,447
Heritage-Crystal Clean, Inc. *	35,029	956,292
HireQuest, Inc.	11,857	197,063
HireRight Holdings Corp. *	50,592	874,736
HNI Corp.	98,037	3,494,039
Huron Consulting Group, Inc. *	49,011	2,537,790
ICF International, Inc.	41,619	4,112,373
Insperity, Inc.	81,792	8,674,042
Interface, Inc.	130,986	1,662,212
KAR Auction Services, Inc. *	272,078	3,988,663
KBR, Inc.	318,377	15,673,700
Kelly Services, Inc., Class A	79,388	1,531,394
Kforce, Inc.	45,670	3,199,183
Kimball International, Inc., Class B	81,565	626,419
Korn Ferry	121,274	7,451,075
ManTech International Corp., Class A	61,711	4,957,862
Matthews International Corp., Class A	69,500	2,071,795
MillerKnoll, Inc.	167,361	5,310,365
Mistras Group, Inc. *	44,154	251,236
Montrose Environmental Group, Inc. *	58,764	2,666,123
NL Industries, Inc.	18,784	129,234
Pitney Bowes, Inc.	393,709	2,074,846
Resources Connection, Inc.	70,645	1,214,388
SP Plus Corp. *	51,811	1,476,613
SECURITY	NUMBER OF SHARES	VALUE ($)
Steelcase, Inc., Class A	193,000	2,263,890
Sterling Check Corp. *	37,372	970,925
Team, Inc. *	55,916	80,519
Tetra Tech, Inc.	121,423	16,911,795
The Brink's Co.	108,284	6,383,342
The GEO Group, Inc. *	264,693	1,728,445
TriNet Group, Inc. *	91,238	8,092,811
TrueBlue, Inc. *	79,039	2,021,027
U.S. Ecology, Inc. *	70,969	3,405,802
UniFirst Corp.	33,928	5,845,794
Upwork, Inc. *	265,660	5,570,890
Viad Corp. *	45,802	1,500,015
VSE Corp.	23,981	1,038,617
Willdan Group, Inc. *	24,720	664,474
		208,899,952

Consumer Durables & Apparel 2.8%
Acushnet Holdings Corp.	77,259	3,147,532
American Outdoor Brands, Inc. *	32,147	405,052
AMMO, Inc. *(a)	197,834	801,228
Aterian, Inc. *(a)	58,545	300,336
Bassett Furniture Industries, Inc.	21,157	350,360
Beazer Homes USA, Inc. *	65,490	987,589
Callaway Golf Co. *	260,300	5,710,982
Cavco Industries, Inc. *	20,803	4,914,709
Century Communities, Inc.	67,593	3,563,503
Clarus Corp.	60,202	1,345,515
Crocs, Inc. *	131,176	8,714,022
Escalade, Inc.	22,769	299,412
Ethan Allen Interiors, Inc.	50,791	1,205,778
Flexsteel Industries, Inc.	14,089	305,590
Fossil Group, Inc. *	106,840	1,055,579
Genius Brands International, Inc. *	646,073	458,712
G-III Apparel Group Ltd. *	99,594	2,637,249
GoPro, Inc., Class A *	290,120	2,587,870
Green Brick Partners, Inc. *	69,518	1,369,505
Hamilton Beach Brands Holding Co., Class A	15,910	148,918
Helen of Troy Ltd. *	54,281	11,643,817
Hooker Furnishings Corp.	25,888	436,472
Hovnanian Enterprises, Inc., Class A *	11,523	530,288
Installed Building Products, Inc.	53,448	4,300,961
iRobot Corp. *	60,466	3,062,603
Johnson Outdoors, Inc., Class A	11,689	893,975
KB Home	178,896	5,801,597
Kontoor Brands, Inc.	116,833	4,641,775
Landsea Homes Corp. *	24,769	206,326
Latham Group, Inc. *	96,912	1,162,944
La-Z-Boy, Inc.	99,324	2,610,235
Legacy Housing Corp. *	17,890	313,433
LGI Homes, Inc. *	48,538	4,548,496
Lifetime Brands, Inc.	27,880	351,846
M.D.C. Holdings, Inc.	129,140	4,766,557
M/I Homes, Inc. *	64,113	2,838,924
Malibu Boats, Inc., Class A *	46,789	2,353,019
Marine Products Corp.	18,875	221,592
MasterCraft Boat Holdings, Inc. *	41,577	1,000,758
Meritage Homes Corp. *	83,248	6,872,122
Movado Group, Inc.	35,193	1,265,892
Nautilus, Inc. *	70,087	210,962
Oxford Industries, Inc.	36,223	3,245,581
PLBY Group, Inc. *	66,596	588,709
Purple Innovation, Inc. *	129,162	532,147
Rocky Brands, Inc.	15,573	599,716
Skyline Champion Corp. *	118,142	6,029,968
Smith & Wesson Brands, Inc.	108,056	1,483,609
Snap One Holdings Corp. *	39,709	474,523

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Solo Brands, Inc., Class A *(a)	33,397	199,380
Sonos, Inc. *	288,884	6,592,333
Steven Madden Ltd.	181,659	7,458,919
Sturm, Ruger & Co., Inc.	38,548	2,627,046
Superior Group of Cos., Inc.	26,458	420,682
Taylor Morrison Home Corp. *	269,462	7,057,210
The Lovesac Co. *	28,828	1,263,820
Traeger, Inc. *(a)	70,468	422,103
Tri Pointe Homes, Inc. *	248,528	5,137,074
Tupperware Brands Corp. *	110,430	1,941,359
Unifi, Inc. *	31,862	467,416
Universal Electronics, Inc. *	28,837	850,691
Vera Bradley, Inc. *	57,904	356,110
Vista Outdoor, Inc. *	126,680	4,462,936
VOXX International Corp. *	34,078	257,970
Vuzix Corp. *(a)	131,911	681,980
Weber, Inc., Class A	47,230	414,679
Wolverine World Wide, Inc.	182,992	3,626,901
		157,536,897

Consumer Services 3.0%
2U, Inc. *	162,662	1,623,367
Accel Entertainment, Inc. *	126,099	1,491,751
Adtalem Global Education, Inc. *	111,587	3,270,615
American Public Education, Inc. *	43,043	836,756
Bally's Corp. *	73,842	2,203,445
Biglari Holdings, Inc., Class B *	1,880	256,413
BJ's Restaurants, Inc. *	50,461	1,402,311
Bloomin' Brands, Inc.	199,477	4,386,499
Bluegreen Vacations Holding Corp.	32,008	841,810
Brinker International, Inc. *	99,735	3,623,373
Carriage Services, Inc.	34,409	1,475,802
Carrols Restaurant Group, Inc.	78,833	126,133
Century Casinos, Inc. *	61,677	645,758
Chuy's Holdings, Inc. *	44,666	1,117,097
Coursera, Inc. *	164,500	3,094,245
Cracker Barrel Old Country Store, Inc.	53,321	5,918,098
Dave & Buster's Entertainment, Inc. *	98,645	4,488,347
Denny's Corp. *	139,475	1,788,069
Dine Brands Global, Inc.	36,815	2,639,267
Drive Shack, Inc. *	188,302	231,611
El Pollo Loco Holdings, Inc. *	42,654	454,265
Esports Technologies, Inc. *	29,850	108,953
European Wax Center, Inc., Class A	29,753	816,720
Everi Holdings, Inc. *	192,459	3,341,088
F45 Training Holdings, Inc. *	70,749	621,884
Fiesta Restaurant Group, Inc. *	38,818	263,962
First Watch Restaurant Group, Inc. *	25,235	328,055
Full House Resorts, Inc. *	72,710	658,026
GAN Ltd. *	89,006	331,992
Golden Entertainment, Inc. *	38,814	1,861,519
Golden Nugget Online Gaming, Inc. *	88,779	444,783
Graham Holdings Co., Class B	8,615	5,103,268
Hall of Fame Resort & Entertainment Co. *	132,590	109,705
Hilton Grand Vacations, Inc. *	192,741	9,026,061
International Game Technology plc	224,941	4,910,462
Jack in the Box, Inc.	47,639	3,942,604
Krispy Kreme, Inc.	192,260	2,553,213
Kura Sushi USA, Inc., Class A *	10,048	504,209
Laureate Education, Inc.	224,026	2,538,215
Life Time Group Holdings, Inc. *	87,811	1,255,697
Lindblad Expeditions Holdings, Inc. *	68,873	1,054,446
Monarch Casino & Resort, Inc. *	29,629	2,078,474
Nathan's Famous, Inc.	6,312	298,999
NEOGAMES S.A. *	23,700	309,759
Noodles & Co. *	89,740	499,852
SECURITY	NUMBER OF SHARES	VALUE ($)
OneSpaWorld Holdings Ltd. *	120,741	1,212,240
Papa John's International, Inc.	74,485	6,781,859
Perdoceo Education Corp. *	158,284	1,769,615
PlayAGS, Inc. *	62,545	412,797
Portillo's, Inc., Class A *(a)	52,125	1,085,764
PowerSchool Holdings, Inc., Class A *	96,497	1,460,965
RCI Hospitality Holdings, Inc.	19,918	1,234,119
Red Robin Gourmet Burgers, Inc. *	34,487	454,884
Red Rock Resorts, Inc., Class A	120,687	5,305,401
Regis Corp. *	92,446	124,802
Rush Street Interactive, Inc. *	118,597	753,091
Ruth's Hospitality Group, Inc.	74,007	1,551,927
Scientific Games Corp., Class A *	216,577	12,141,307
SeaWorld Entertainment, Inc. *	113,368	7,645,538
Shake Shack, Inc., Class A *	84,381	4,879,753
StoneMor, Inc. *	74,460	176,470
Strategic Education, Inc.	54,912	3,547,315
Stride, Inc. *	93,411	3,671,052
Sweetgreen, Inc., Class A *	27,495	742,365
Target Hospitality Corp. *	56,112	351,261
Texas Roadhouse, Inc.	157,645	12,978,913
The Cheesecake Factory, Inc. *	103,784	3,830,667
The ONE Group Hospitality, Inc. *	46,979	437,374
Udemy, Inc. *	31,706	345,912
Vivint Smart Home, Inc. *	204,753	1,072,906
Wingstop, Inc.	67,214	6,167,557
WW International, Inc. *	118,682	1,161,897
Xponential Fitness, Inc., Class A *	27,449	568,743
		166,743,472

Diversified Financials 3.7%
AFC Gamma, Inc.	33,292	533,005
Alerus Financial Corp.	34,016	869,109
A-Mark Precious Metals, Inc.	20,121	1,585,535
Angel Oak Mortgage, Inc.	21,364	345,242
Apollo Commercial Real Estate Finance, Inc.	316,190	3,806,928
Arbor Realty Trust, Inc.	324,424	5,547,650
Ares Commercial Real Estate Corp.	99,315	1,496,677
ARMOUR Residential REIT, Inc. (a)	199,166	1,461,878
Artisan Partners Asset Management, Inc., Class A	131,772	4,235,152
Assetmark Financial Holdings, Inc. *	41,330	794,776
Associated Capital Group, Inc., Class A	3,954	156,578
Atlanticus Holdings Corp. *	11,111	478,217
B. Riley Financial, Inc.	45,654	2,061,735
Banco Latinoamericano de Comercio Exterior, S.A., Class E	69,168	1,002,244
BGC Partners, Inc., Class A	713,733	2,590,851
Blackstone Mortgage Trust, Inc., Class A	354,085	10,636,713
Blucora, Inc. *	109,466	2,216,687
Brightsphere Investment Group, Inc.	72,831	1,459,533
BrightSpire Capital, Inc.	189,180	1,608,030
Broadmark Realty Capital, Inc.	289,936	2,264,400
Cannae Holdings, Inc. *	190,937	4,276,989
Chicago Atlantic Real Estate Finance, Inc.	13,317	236,909
Chimera Investment Corp.	530,749	5,318,105
Cohen & Steers, Inc.	55,973	4,348,542
Cowen, Inc., Class A	59,073	1,349,818
Curo Group Holdings Corp.	47,526	557,955
Diamond Hill Investment Group, Inc.	6,789	1,143,064
Donnelley Financial Solutions, Inc. *	66,269	1,939,694
Dynex Capital, Inc.	81,468	1,322,226
Ellington Financial, Inc.	120,886	1,957,144
Encore Capital Group, Inc. *	55,628	3,215,855
Enova International, Inc. *	81,797	3,059,208

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
EZCORP, Inc., Class A *	112,313	786,191
Federated Hermes, Inc.	209,571	5,968,582
FirstCash Holdings, Inc.	89,499	7,140,230
Focus Financial Partners, Inc., Class A *	146,451	5,777,492
Franklin BSP Realty Trust, Inc.	81,289	1,077,892
GAMCO Investors, Inc., Class A	11,811	235,866
GCM Grosvenor, Inc., Class A	100,138	826,139
Granite Point Mortgage Trust, Inc.	120,853	1,175,900
Great Ajax Corp.	49,159	457,670
Green Dot Corp., Class A *	120,525	3,191,502
Greenhill & Co., Inc.	31,528	381,804
Hamilton Lane, Inc., Class A	78,630	5,392,445
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	172,469	6,897,035
Houlihan Lokey, Inc.	115,011	9,579,266
Invesco Mortgage Capital, Inc.	704,739	1,226,246
KKR Real Estate Finance Trust, Inc.	79,996	1,519,924
Ladder Capital Corp. REIT	256,163	2,917,697
LendingClub Corp. *	225,788	3,443,267
LendingTree, Inc. *	26,268	2,086,205
MFA Financial, Inc.	249,673	3,557,840
Moelis & Co., Class A	137,805	6,099,249
Navient Corp.	340,851	5,416,122
Nelnet, Inc., Class A	38,222	3,136,880
New York Mortgage Trust, Inc.	856,653	2,758,423
Open Lending Corp., Class A *	234,837	3,203,177
Oportun Financial Corp. *	46,859	543,096
Oppenheimer Holdings, Inc., Class A	20,724	667,727
Orchid Island Capital, Inc. (a)	308,028	856,318
PennyMac Mortgage Investment Trust	220,909	3,388,744
Piper Sandler Cos.	39,387	4,528,717
PJT Partners, Inc., Class A	53,381	3,522,612
PRA Group, Inc. *	97,403	4,093,848
PROG Holdings, Inc. *	127,314	3,370,002
Pzena Investment Management, Inc., Class A	36,164	227,472
Ready Capital Corp.	150,995	2,199,997
Redwood Trust, Inc.	257,266	2,495,480
Regional Management Corp.	16,833	724,661
Sculptor Capital Management, Inc.	49,172	514,339
StepStone Group, Inc., Class A	102,965	2,637,963
StoneX Group, Inc. *	38,600	2,616,308
TPG RE Finance Trust, Inc.	134,583	1,419,851
Two Harbors Investment Corp.	774,322	3,724,489
Value Line, Inc.	2,118	138,665
Virtus Investment Partners, Inc.	16,435	2,911,625
WisdomTree Investments, Inc.	304,426	1,774,804
World Acceptance Corp. *	9,524	1,797,274
		202,283,485

Energy 7.1%
Aemetis, Inc. *	61,107	557,907
Alto Ingredients, Inc. *	160,751	927,533
Antero Resources Corp. *	644,314	22,679,853
Arch Resources, Inc.	34,034	5,662,577
Archrock, Inc.	302,798	2,637,371
Berry Corp.	152,456	1,672,442
Brigham Minerals, Inc., Class A	98,393	2,438,178
Bristow Group, Inc. *	53,019	1,581,026
Cactus, Inc., Class A	124,601	6,221,328
California Resources Corp.	182,617	7,343,030
Callon Petroleum Co. *	108,275	5,551,259
Centennial Resource Development, Inc., Class A *	415,094	3,212,828
Centrus Energy Corp., Class A *	21,883	607,472
ChampionX Corp.	456,559	9,633,395
Chesapeake Energy Corp.	236,371	19,387,149
SECURITY	NUMBER OF SHARES	VALUE ($)
Civitas Resources, Inc.	97,988	5,744,057
Clean Energy Fuels Corp. *	350,449	2,053,631
CNX Resources Corp. *	452,760	9,304,218
Comstock Resources, Inc. *	206,185	3,511,331
CONSOL Energy, Inc. *	77,179	3,669,861
Crescent Energy, Inc., Class A (a)	65,590	1,030,419
CVR Energy, Inc.	66,544	1,668,258
Delek US Holdings, Inc. *	148,116	3,584,407
Denbury, Inc. *	113,569	7,266,145
DHT Holdings, Inc.	315,750	1,774,515
DMC Global, Inc. *	42,702	853,613
Dorian LPG Ltd.	70,038	1,030,959
Dril-Quip, Inc. *	79,511	2,296,278
Earthstone Energy, Inc., Class A *	68,791	927,991
Energy Fuels, Inc. *(a)	348,721	2,618,895
Equitrans Midstream Corp.	921,601	7,243,784
Expro Group Holdings N.V. *	104,265	1,593,169
Falcon Minerals Corp.	89,476	608,437
Frontline Ltd. *	277,371	2,310,500
Gevo, Inc. *(a)	445,422	1,652,516
Golar LNG Ltd. *	227,667	5,081,527
Green Plains, Inc. *	107,594	3,020,164
Helix Energy Solutions Group, Inc. *	322,772	1,326,593
Helmerich & Payne, Inc.	231,902	10,674,449
HighPeak Energy, Inc.	11,965	326,764
International Seaways, Inc.	103,530	2,187,589
Kinetik Holdings, Inc.	7,376	524,802
Kosmos Energy Ltd. *	1,010,385	6,830,203
Laredo Petroleum, Inc. *	28,236	2,010,686
Liberty Energy, Inc. *	208,817	3,370,306
Magnolia Oil & Gas Corp., Class A	324,495	7,541,264
Matador Resources Co.	249,307	12,171,168
Murphy Oil Corp.	329,935	12,563,925
Nabors Industries Ltd. *	15,922	2,461,860
National Energy Services Reunited Corp. *	85,428	571,513
Newpark Resources, Inc. *	201,131	701,947
NexTier Oilfield Solutions, Inc. *	389,368	4,294,729
Nordic American Tankers Ltd.	378,718	969,518
Northern Oil and Gas, Inc.	137,592	3,437,048
Oasis Petroleum, Inc.	44,680	5,927,249
Oceaneering International, Inc. *	224,621	2,544,956
Oil States International, Inc. *	137,378	928,675
Ovintiv, Inc.	590,171	30,210,853
Par Pacific Holdings, Inc. *	101,602	1,490,501
Patterson-UTI Energy, Inc.	420,220	6,908,417
PBF Energy, Inc., Class A *	216,699	6,297,273
PDC Energy, Inc.	219,484	15,306,814
Peabody Energy Corp. *	200,351	4,535,947
ProPetro Holding Corp. *	195,567	2,765,317
Range Resources Corp. *	538,346	16,118,079
Ranger Oil Corp., Class A *	47,680	1,518,608
Renewable Energy Group, Inc. *	100,915	6,161,870
REX American Resources Corp. *	11,898	1,006,928
Riley Exploration Permian, Inc.	23,592	548,042
RPC, Inc. *	151,933	1,570,987
Scorpio Tankers, Inc.	110,021	2,720,819
Select Energy Services, Inc., Class A *	144,023	1,117,618
SFL Corp., Ltd.	279,917	2,776,777
SM Energy Co.	270,141	9,598,110
Solaris Oilfield Infrastructure, Inc., Class A	70,904	797,670
Southwestern Energy Co. *	2,288,275	17,162,062
Talos Energy, Inc. *	82,555	1,500,024
Teekay Corp. *	157,245	509,474
Teekay Tankers Ltd., Class A *	53,977	864,172
Tellurian, Inc. *	834,591	4,156,263
TETRA Technologies, Inc. *	276,210	1,016,453

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tidewater, Inc. *	92,409	1,844,484
Uranium Energy Corp. *	596,989	2,537,203
Ur-Energy, Inc. *	421,815	582,105
US Silica Holdings, Inc. *	165,385	3,072,853
W&T Offshore, Inc. *	210,554	1,002,237
Whiting Petroleum Corp.	88,677	6,477,855
World Fuel Services Corp.	140,453	3,401,772
		395,900,854

Food & Staples Retailing 1.3%
BJ's Wholesale Club Holdings, Inc. *	308,628	19,860,212
HF Foods Group, Inc. *	83,882	489,871
Ingles Markets, Inc., Class A	31,682	2,950,228
MedAvail Holdings, Inc. *	24,837	41,229
Natural Grocers by Vitamin Cottage, Inc.	20,605	420,136
Performance Food Group Co. *	341,384	16,813,162
PriceSmart, Inc.	55,220	4,387,229
Rite Aid Corp. *	125,117	796,995
SpartanNash, Co.	80,757	2,768,350
Sprouts Farmers Market, Inc. *	254,175	7,574,415
The Andersons, Inc.	70,820	3,557,288
The Chefs' Warehouse, Inc. *	70,858	2,593,403
United Natural Foods, Inc. *	129,532	5,560,809
Village Super Market, Inc., Class A	19,109	443,138
Weis Markets, Inc.	37,093	2,962,989
		71,219,454

Food, Beverage & Tobacco 1.7%
22nd Century Group, Inc. *	362,618	692,600
AppHarvest, Inc. *	158,573	651,735
B&G Foods, Inc. (a)	144,158	3,882,175
Calavo Growers, Inc.	38,395	1,391,435
Cal-Maine Foods, Inc.	91,801	4,932,468
Celsius Holdings, Inc. *	121,463	6,316,076
Coca-Cola Consolidated, Inc.	10,579	4,670,628
Fresh Del Monte Produce, Inc.	75,561	1,968,364
Hostess Brands, Inc. *	311,082	7,058,451
J&J Snack Foods Corp.	33,170	4,965,549
John B. Sanfilippo & Son, Inc.	19,990	1,552,024
Laird Superfood, Inc. *	13,138	39,545
Lancaster Colony Corp.	42,795	6,640,928
Landec Corp. *	59,418	591,209
Limoneira Co.	34,698	414,294
MGP Ingredients, Inc.	31,987	2,921,373
Mission Produce, Inc. *	83,715	1,064,855
National Beverage Corp.	53,014	2,336,857
Primo Water Corp.	354,368	5,187,947
Sanderson Farms, Inc.	45,698	8,653,830
Seneca Foods Corp., Class A *	13,239	718,216
Sovos Brands, Inc. *	57,775	872,402
Tattooed Chef, Inc. *	107,236	856,816
The Duckhorn Portfolio, Inc. *	81,172	1,576,360
The Simply Good Foods Co. *	191,695	7,984,097
The Vita Coco Co., Inc. *(a)	26,016	282,534
Tootsie Roll Industries, Inc.	35,507	1,243,810
TreeHouse Foods, Inc. *	117,101	3,688,681
Turning Point Brands, Inc.	32,964	1,034,740
Universal Corp.	54,407	3,147,445
Utz Brands, Inc.	134,149	1,894,184
Vector Group Ltd.	323,393	4,113,559
Vital Farms, Inc. *	55,844	642,206
Whole Earth Brands, Inc. *	84,278	582,361
Zevia PBC, Class A *	23,065	79,344
		94,649,098

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care Equipment & Services 7.2%
1Life Healthcare, Inc. *	260,296	1,835,087
Accelerate Diagnostics, Inc. *	71,070	68,227
Accolade, Inc. *	114,996	639,378
Accuray, Inc. *	205,255	545,978
Acutus Medical, Inc. *(a)	39,813	50,961
AdaptHealth Corp. *	161,689	2,046,983
Addus HomeCare Corp. *	34,666	2,921,651
Agiliti, Inc. *	53,044	1,047,089
AirSculpt Technologies, Inc. *	14,206	148,737
Alignment Healthcare, Inc. *	177,714	1,707,832
Allscripts Healthcare Solutions, Inc. *	273,314	5,646,667
Alphatec Holdings, Inc. *	159,900	1,734,915
American Well Corp., Class A *	411,628	1,288,396
AMN Healthcare Services, Inc. *	106,144	10,375,576
AngioDynamics, Inc. *	84,578	1,780,367
Apollo Medical Holdings, Inc. *	84,878	3,096,349
Apyx Medical Corp. *	70,684	266,479
Artivion, Inc. *	85,799	1,740,862
Asensus Surgical, Inc. *	511,054	231,661
Aspira Women's Health, Inc. *	159,741	101,659
AtriCure, Inc. *	100,699	5,229,299
Atrion Corp.	3,147	1,971,973
Avanos Medical, Inc. *	108,442	3,162,169
Aveanna Healthcare Holdings, Inc. *	89,101	260,175
AxoGen, Inc. *	86,186	623,987
Axonics, Inc. *	103,319	5,353,991
Biodesix, Inc. *	34,107	54,912
BioLife Solutions, Inc. *	23,525	298,062
Bioventus, Inc., Class A *	63,685	766,131
Brookdale Senior Living, Inc. *	416,996	2,577,035
Butterfly Network, Inc. *	302,910	1,008,690
Cardiovascular Systems, Inc. *	89,446	1,672,640
Castle Biosciences, Inc. *	48,242	1,077,726
Cerus Corp. *	378,997	1,750,966
ClearPoint Neuro, Inc. *	43,581	373,489
Community Health Systems, Inc. *	280,465	2,151,167
Computer Programs & Systems, Inc. *	31,616	1,009,183
CONMED Corp.	65,363	8,690,665
Convey Health Solutions Holdings, Inc. *	30,663	156,075
CorVel Corp. *	19,597	3,039,103
Covetrus, Inc. *	233,036	3,215,897
Cross Country Healthcare, Inc. *	80,740	1,513,068
CryoPort, Inc. *	90,985	2,052,622
Cue Health, Inc. *	31,640	211,988
Cutera, Inc. *	39,673	2,154,641
CVRx, Inc. *	24,898	155,115
CytoSorbents Corp. *	89,699	188,368
DarioHealth Corp. *	31,299	155,243
Eargo, Inc. *	68,439	258,699
Evolent Health, Inc., Class A *	179,408	4,937,308
Forian, Inc. *(a)	41,374	140,672
Fulgent Genetics, Inc. *	46,822	2,569,591
Glaukos Corp. *	102,378	4,841,456
Haemonetics Corp. *	113,686	5,760,470
Hanger, Inc. *	84,694	1,392,369
Health Catalyst, Inc. *	117,397	1,953,486
HealthEquity, Inc. *	184,184	11,478,347
HealthStream, Inc. *	57,220	1,092,902
Heska Corp. *	22,085	2,425,816
ICAD, Inc. *	50,689	182,480
Inari Medical, Inc. *	77,539	6,257,397
InfuSystem Holdings, Inc. *	39,773	315,400
Innovage Holding Corp. *	42,380	194,524
Inogen, Inc. *	44,367	1,121,598
Inspire Medical Systems, Inc. *	60,561	12,461,031
Integer Holdings Corp. *	73,877	5,553,334

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Intersect ENT, Inc. *	74,806	2,047,440
Invacare Corp. *	80,274	133,255
Invitae Corp. *	452,485	2,402,695
iRadimed Corp.	14,275	469,790
iRhythm Technologies, Inc. *	66,437	8,196,333
Lantheus Holdings, Inc. *	151,657	10,071,541
LeMaitre Vascular, Inc.	42,733	1,846,493
LHC Group, Inc. *	68,757	11,403,348
LifeStance Health Group, Inc. *(a)	162,316	1,098,879
LivaNova plc *	120,357	9,226,568
Lucid Diagnostics, Inc. *	10,913	23,026
MEDNAX, Inc. *	171,281	3,172,124
Meridian Bioscience, Inc. *	96,209	2,461,988
Merit Medical Systems, Inc. *	115,535	7,164,325
Mesa Laboratories, Inc.	11,140	2,379,838
ModivCare, Inc. *	28,029	2,914,175
Multiplan Corp. *	735,324	3,257,485
NantHealth, Inc. *	58,065	40,901
National HealthCare Corp.	28,428	1,934,810
National Research Corp.	31,616	1,084,429
Natus Medical, Inc. *	76,388	2,541,429
Neogen Corp. *	242,415	6,399,756
Neuronetics, Inc. *	54,771	133,641
NeuroPace, Inc. *	16,968	136,423
Nevro Corp. *	77,863	4,803,368
NextGen Healthcare, Inc. *	126,363	2,381,943
NuVasive, Inc. *	116,478	5,991,628
Omnicell, Inc. *	98,567	10,760,559
Ontrak, Inc. *	29,007	34,518
OPKO Health, Inc. *	901,669	2,434,506
OptimizeRx Corp. *	38,767	1,089,740
Option Care Health, Inc. *	357,865	10,693,006
OraSure Technologies, Inc. *	161,973	994,514
Ortho Clinical Diagnostics Holdings plc *	271,084	4,773,789
Orthofix Medical, Inc. *	42,647	1,322,057
OrthoPediatrics Corp. *	31,340	1,412,807
Outset Medical, Inc. *	105,539	3,681,200
Owens & Minor, Inc.	163,435	5,800,308
Paragon 28, Inc. *(a)	19,975	358,951
Patterson Cos., Inc.	192,632	5,927,287
PAVmed, Inc. *	166,380	211,303
PetIQ, Inc. *	60,752	1,208,965
Phreesia, Inc. *	112,108	2,565,031
Privia Health Group, Inc. *	94,737	2,083,267
PROCEPT BioRobotics Corp. *	16,031	570,062
Progyny, Inc. *	145,217	5,583,594
Pulmonx Corp. *	58,500	1,409,850
Pulse Biosciences, Inc. *	30,780	76,950
Quotient Ltd. *	184,851	106,641
R1 RCM, Inc. *	267,592	6,026,172
RadNet, Inc. *	101,887	1,986,797
Retractable Technologies, Inc. *(a)	40,639	155,647
RxSight, Inc. *	39,133	480,162
Schrodinger, Inc. *	102,232	2,527,175
SeaSpine Holdings Corp. *	71,772	668,197
Select Medical Holdings Corp.	248,400	5,616,324
Senseonics Holdings, Inc. *	974,787	1,364,702
Sharps Compliance Corp. *	43,201	186,628
Shockwave Medical, Inc. *	75,980	11,482,857
SI-BONE, Inc. *	73,523	1,468,990
Sientra, Inc. *	127,801	181,477
Sight Sciences, Inc. *	49,831	347,820
Silk Road Medical, Inc. *	77,482	2,715,744
Simulations Plus, Inc.	34,335	1,602,071
STAAR Surgical Co. *	107,006	6,108,973
Stereotaxis, Inc. *	113,412	283,530
Surgery Partners, Inc. *	77,219	3,950,524
Surmodics, Inc. *	30,489	1,178,705
SECURITY	NUMBER OF SHARES	VALUE ($)
Tabula Rasa HealthCare, Inc. *	49,220	165,871
Tactile Systems Technology, Inc. *	43,239	729,874
Talis Biomedical Corp. *	31,324	32,890
Tenet Healthcare Corp. *	239,114	17,338,156
The Ensign Group, Inc.	118,277	9,501,191
The Joint Corp. *	31,274	954,483
The Pennant Group, Inc. *	57,741	946,375
Tivity Health, Inc. *	99,252	3,188,967
TransMedics Group, Inc. *	58,276	1,221,465
Treace Medical Concepts, Inc. *	67,781	1,328,508
U.S. Physical Therapy, Inc.	28,800	2,988,576
UFP Technologies, Inc. *	15,613	1,072,145
Utah Medical Products, Inc.	7,729	653,796
Vapotherm, Inc. *	50,361	223,603
Varex Imaging Corp. *	86,152	1,710,117
Viemed Healthcare, Inc. *	78,035	388,614
ViewRay, Inc. *	341,620	912,125
Zynex, Inc. (a)	50,004	318,525
		399,910,426

Household & Personal Products 0.9%
BellRing Brands, Inc. *	253,369	5,429,698
Central Garden & Pet Co. *	22,137	969,379
Central Garden & Pet Co., Class A *	90,130	3,729,579
Edgewell Personal Care Co.	122,279	4,663,721
elf Beauty, Inc. *	108,585	2,641,873
Energizer Holdings, Inc.	150,318	4,553,132
Inter Parfums, Inc.	40,275	3,291,676
Medifast, Inc.	25,899	4,619,346
Nature's Sunshine Products, Inc. *	26,849	444,619
NewAge, Inc. *	302,886	119,943
Nu Skin Enterprises, Inc., Class A	111,832	4,768,517
Oil-Dri Corp. of America	11,364	283,532
Revlon, Inc., Class A *	16,563	101,366
The Beauty Health Co. *	196,425	2,573,168
The Honest Co., Inc. *	191,764	759,385
Thorne HealthTech, Inc. *	14,630	98,021
USANA Health Sciences, Inc. *	27,094	2,077,026
Veru, Inc. *	145,034	1,699,798
WD-40 Co.	30,777	5,662,352
		48,486,131

Insurance 2.0%
Ambac Financial Group, Inc. *	103,113	797,063
American Equity Investment Life Holding Co.	186,219	7,024,181
American National Group, Inc.	16,784	3,165,630
AMERISAFE, Inc.	43,321	2,007,928
Argo Group International Holdings Ltd.	71,393	3,055,620
Bright Health Group, Inc. *(a)	586,307	1,055,353
BRP Group, Inc., Class A *	107,007	2,474,002
Citizens, Inc. *	113,214	338,510
CNO Financial Group, Inc.	270,510	6,530,111
Crawford & Co., Class A	36,725	286,455
Donegal Group, Inc., Class A	33,422	452,200
eHealth, Inc. *	55,791	449,118
Employers Holdings, Inc.	63,066	2,481,016
Enstar Group Ltd. *	27,939	6,586,619
Genworth Financial, Inc., Class A *	1,142,868	4,240,040
Goosehead Insurance, Inc., Class A	40,845	2,348,179
Greenlight Capital Re Ltd., Class A *	57,682	396,852
HCI Group, Inc.	12,754	817,404
Heritage Insurance Holdings, Inc.	56,784	241,900
Horace Mann Educators Corp.	93,872	3,740,799
Investors Title Co.	2,923	548,501
James River Group Holdings Ltd.	82,796	1,963,093

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kinsale Capital Group, Inc.	48,427	10,735,782
Maiden Holdings Ltd. *	156,101	346,544
MBIA, Inc. *	108,066	1,301,115
MetroMile, Inc. *	255,298	250,549
National Western Life Group, Inc., Class A	5,805	1,153,802
NI Holdings, Inc. *	19,098	302,703
Palomar Holdings, Inc. *	55,362	3,014,461
ProAssurance Corp.	121,195	2,977,761
RLI Corp.	90,084	10,339,841
Safety Insurance Group, Inc.	32,642	2,808,518
Selective Insurance Group, Inc.	133,764	11,016,803
Selectquote, Inc. *	297,959	613,796
SiriusPoint Ltd. *	198,384	1,245,852
Stewart Information Services Corp.	60,073	3,099,767
Tiptree, Inc.	52,721	613,145
Trean Insurance Group, Inc. *	40,804	204,836
Trupanion, Inc. *	85,863	5,462,604
United Fire Group, Inc.	47,448	1,389,752
United Insurance Holdings Corp.	46,934	107,479
Universal Insurance Holdings, Inc.	60,667	761,978
		108,747,662

Materials 4.0%
AdvanSix, Inc.	61,603	2,743,798
Allegheny Technologies, Inc. *	286,709	7,792,751
American Vanguard Corp.	65,959	1,411,523
Amyris, Inc. *(a)	400,278	1,372,953
Arconic Corp. *	240,300	6,045,948
Aspen Aerogels, Inc. *	49,890	1,077,624
Avient Corp.	204,960	10,092,230
Balchem Corp.	72,566	8,940,131
Cabot Corp.	126,304	8,317,118
Carpenter Technology Corp.	107,223	4,093,774
Century Aluminum Co. *	115,942	1,955,941
Chase Corp.	16,677	1,406,872
Clearwater Paper Corp. *	37,356	1,236,857
Coeur Mining, Inc. *	577,420	2,096,035
Commercial Metals Co.	270,200	11,078,200
Compass Minerals International, Inc.	77,016	4,553,956
Constellium SE *	279,694	4,668,093
Danimer Scientific, Inc. *(a)	205,215	804,443
Ecovyst, Inc.	134,046	1,348,503
Ferroglobe Representation and Warranty Insurance Trust *(b)	108,500	0
FutureFuel Corp.	57,419	546,055
Gatos Silver, Inc. *	102,645	346,940
GCP Applied Technologies, Inc. *	150,964	4,735,741
Glatfelter Corp.	98,404	1,082,444
Greif, Inc., Class A	58,014	3,520,289
Greif, Inc., Class B	13,445	784,650
H.B. Fuller Co.	118,990	7,936,633
Hawkins, Inc.	43,092	1,606,470
Haynes International, Inc.	27,748	1,084,392
Hecla Mining Co.	1,197,144	6,237,120
Ingevity Corp. *	89,369	5,353,203
Innospec, Inc.	55,203	5,261,398
Intrepid Potash, Inc. *	22,447	1,718,991
Kaiser Aluminum Corp.	35,599	3,435,303
Koppers Holdings, Inc.	46,925	1,138,400
Kronos Worldwide, Inc.	49,857	758,824
Livent Corp. *	365,062	7,797,724
Marrone Bio Innovations, Inc. *	235,688	273,398
Materion Corp.	45,828	3,902,254
Minerals Technologies, Inc.	74,657	4,748,932
MP Materials Corp. *	170,793	6,496,966
Myers Industries, Inc.	81,113	1,778,808
SECURITY	NUMBER OF SHARES	VALUE ($)
Neenah, Inc.	37,923	1,342,474
Novagold Resources, Inc. *	533,720	3,319,738
O-I Glass, Inc. *	350,452	4,724,093
Olympic Steel, Inc.	21,184	727,247
Orion Engineered Carbons S.A.	136,070	2,054,657
Pactiv Evergreen, Inc.	97,671	963,036
Perpetua Resources Corp. *	74,218	261,990
PolyMet Mining Corp. *	66,038	208,020
PureCycle Technologies, Inc. *	129,871	1,012,994
Quaker Chemical Corp.	30,348	4,937,923
Ranpak Holdings Corp. *	84,911	1,280,458
Rayonier Advanced Materials, Inc. *	139,405	715,148
Ryerson Holding Corp.	37,007	1,362,228
Schnitzer Steel Industries, Inc., Class A	59,207	2,701,615
Schweitzer-Mauduit International, Inc.	70,774	1,780,674
Sensient Technologies Corp.	95,173	8,051,636
Stepan Co.	48,503	4,952,641
Summit Materials, Inc., Class A *	267,294	7,430,773
SunCoke Energy, Inc.	188,599	1,569,144
TimkenSteel Corp. *	103,821	2,145,980
Tredegar Corp.	58,278	667,283
TriMas Corp.	97,364	2,876,133
Trinseo plc	87,610	4,157,094
Tronox Holdings plc, Class A	257,978	4,437,222
United States Lime & Minerals, Inc.	4,700	514,697
Valhi, Inc.	5,721	181,985
Warrior Met Coal, Inc.	115,824	3,946,124
Worthington Industries, Inc.	74,292	3,534,070
Zymergen, Inc. *	179,844	302,138
		223,740,900

Media & Entertainment 2.2%
Advantage Solutions, Inc. *	172,283	866,583
AMC Entertainment Holdings, Inc., Class A *	1,162,340	17,783,802
AMC Networks, Inc., Class A *	65,790	2,146,728
Audacy, Inc. *	266,264	676,311
Boston Omaha Corp., Class A *	46,550	970,102
Cardlytics, Inc. *	72,947	2,489,681
Cargurus, Inc. *	214,965	7,025,056
Cars.com, Inc. *	154,865	1,722,099
Chicken Soup For The Soul Entertainment, Inc. *	15,413	134,247
Cinemark Holdings, Inc. *	243,415	3,860,562
Clear Channel Outdoor Holdings, Inc. *	814,823	2,004,465
comScore, Inc. *	154,350	311,787
CuriosityStream, Inc. *	58,258	118,264
Daily Journal Corp. *	2,734	703,048
Digital Media Solutions, Inc., Class A *	6,386	17,561
Emerald Holding, Inc. *	53,276	143,312
Entravision Communications Corp., Class A	134,649	696,135
Eros STX Global Corp. *	33,677	58,261
Eventbrite, Inc., Class A *	173,837	1,839,195
EverQuote, Inc., Class A *	44,410	616,411
Fluent, Inc. *	94,366	126,450
fuboTV, Inc. *	306,048	1,159,922
Gannett Co., Inc. *	316,133	1,267,693
Gray Television, Inc.	192,461	3,564,378
Hemisphere Media Group, Inc. *	34,931	135,882
iHeartMedia, Inc., Class A *	252,338	4,034,885
IMAX Corp. *	111,562	1,764,911
Integral Ad Science Holding Corp. *	71,897	849,104
John Wiley & Sons, Inc., Class A	97,149	4,943,913
Liberty Media Corp. - Liberty Braves, Class A *	22,333	586,688

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Liberty Media Corp. - Liberty Braves, Class C *	82,545	2,072,705
Liberty TripAdvisor Holdings, Inc., Class A *	160,900	241,350
Lions Gate Entertainment Corp., Class A *	132,013	1,780,855
Lions Gate Entertainment Corp., Class B *	264,714	3,327,455
LiveOne, Inc. *	126,087	85,739
Madison Square Garden Entertainment Corp. *	58,824	4,308,858
Magnite, Inc. *	292,659	2,824,159
MediaAlpha, Inc., Class A *	48,126	709,377
National CineMedia, Inc.	133,998	296,136
Outbrain, Inc. *	54,222	487,998
QuinStreet, Inc. *	113,651	1,080,821
Scholastic Corp.	62,360	2,297,966
Sinclair Broadcast Group, Inc., Class A	103,979	2,312,493
Society Pass, Inc. *(a)	8,039	16,158
Stagwell, Inc. *	138,929	941,939
TechTarget, Inc. *	58,892	3,964,021
TEGNA, Inc.	497,930	10,979,356
The E.W. Scripps Co., Class A *	129,324	2,128,673
The Marcus Corp. *	51,263	806,367
Thryv Holdings, Inc. *	16,974	438,438
TrueCar, Inc. *	213,363	763,840
WideOpenWest, Inc. *	118,634	2,378,612
Yelp, Inc. *	161,014	5,237,785
Ziff Davis, Inc. *	97,833	8,644,524
		120,743,061

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
2seventy bio, Inc. *	52,301	703,971
4D Molecular Therapeutics, Inc. *	62,816	748,139
89bio, Inc. *	20,663	44,839
9 Meters Biopharma, Inc. *	509,825	213,005
Absci Corp. *	123,979	732,716
ACADIA Pharmaceuticals, Inc. *	269,608	4,971,572
Aclaris Therapeutics, Inc. *	114,190	1,406,821
Acumen Pharmaceuticals, Inc. *	63,251	244,149
Adagio Therapeutics, Inc. *	131,289	375,487
Adicet Bio, Inc. *	57,489	847,388
Adverum Biotechnologies, Inc. *	195,885	209,597
Aeglea BioTherapeutics, Inc. *	93,587	134,765
Aerie Pharmaceuticals, Inc. *	95,307	677,633
Aerovate Therapeutics, Inc. *	29,190	372,172
Affimed N.V. *	262,809	988,162
Agenus, Inc. *	496,914	919,291
Agios Pharmaceuticals, Inc. *	122,189	2,684,492
Akebia Therapeutics, Inc. *	391,024	162,353
Akero Therapeutics, Inc. *	57,113	599,115
Akouos, Inc. *	54,428	152,398
Akoya Biosciences, Inc. *	30,827	290,082
Alaunos Therapeutics, Inc. *	457,567	243,151
Albireo Pharma, Inc. *	38,176	1,214,760
Aldeyra Therapeutics, Inc. *	110,707	339,870
Alector, Inc. *	131,663	1,263,965
Aligos Therapeutics, Inc. *	46,578	54,962
Alkermes plc *	361,178	10,419,985
Allakos, Inc. *	79,639	300,239
Allogene Therapeutics, Inc. *	152,801	1,275,888
Allovir, Inc. *	65,043	295,946
Alpha Teknova, Inc. *	15,570	174,851
Alpine Immune Sciences, Inc. *	26,917	247,636
Altimmune, Inc. *	89,866	406,194
ALX Oncology Holdings, Inc. *	40,404	516,363
SECURITY	NUMBER OF SHARES	VALUE ($)
Amicus Therapeutics, Inc. *	593,027	4,198,631
Amneal Pharmaceuticals, Inc. *	223,396	862,309
Amphastar Pharmaceuticals, Inc. *	83,054	2,945,925
Ampio Pharmaceuticals, Inc. *	423,148	97,409
Amylyx Pharmaceuticals, Inc. *	21,391	192,519
AnaptysBio, Inc. *	43,203	1,010,950
Anavex Life Sciences Corp. *	150,430	1,292,194
Angion Biomedica Corp. *	45,754	57,193
ANI Pharmaceuticals, Inc. *	24,860	733,619
Anika Therapeutics, Inc. *	32,824	706,701
Annexon, Inc. *	71,486	182,289
Antares Pharma, Inc. *	376,237	2,093,759
Apellis Pharmaceuticals, Inc. *	176,106	7,665,894
Applied Molecular Transport, Inc. *	54,998	235,941
Applied Therapeutics, Inc. *	38,968	76,767
AquaBounty Technologies, Inc. *	147,231	197,290
Arbutus Biopharma Corp. *	203,361	473,831
Arcellx, Inc. *	20,294	221,813
Arcturus Therapeutics Holdings, Inc. *	47,550	921,519
Arcus Biosciences, Inc. *	101,137	2,448,527
Arcutis Biotherapeutics, Inc. *	62,580	1,263,490
Ardelyx, Inc. *	209,422	172,333
Arrowhead Pharmaceuticals, Inc. *	231,119	9,501,302
Arvinas, Inc. *	106,040	5,829,019
Atara Biotherapeutics, Inc. *	196,382	1,248,990
Atea Pharmaceuticals, Inc. *	145,497	854,067
Athenex, Inc. *	193,599	92,928
Athersys, Inc. *	476,220	233,395
Athira Pharma, Inc. *	73,130	752,508
Atossa Therapeutics, Inc. *	267,950	270,630
Atreca, Inc., Class A *	59,596	116,808
Aura Biosciences, Inc. *	12,631	214,222
Avalo Therapeutics, Inc. *	135,369	55,610
Avid Bioservices, Inc. *	136,268	1,834,167
Avidity Biosciences, Inc. *	84,461	1,207,792
Avita Medical, Inc. *	55,825	340,533
Avrobio, Inc. *	84,117	77,632
Axsome Therapeutics, Inc. *	62,740	1,991,995
Beam Therapeutics, Inc. *	115,381	4,330,249
Berkeley Lights, Inc. *	109,692	545,718
Beyondspring, Inc. *	49,591	75,378
BioAtla, Inc. *	33,831	117,732
BioCryst Pharmaceuticals, Inc. *	404,721	3,759,858
Biohaven Pharmaceutical Holding Co., Ltd. *	125,419	11,183,612
Biomea Fusion, Inc. *	49,624	148,872
BioNano Genomics, Inc. *(a)	655,272	1,068,093
Bioxcel Therapeutics, Inc. *	38,881	509,730
Black Diamond Therapeutics, Inc. *	48,287	117,337
Bluebird Bio, Inc. *	151,733	550,791
Blueprint Medicines Corp. *	131,784	7,689,596
Bolt Biotherapeutics, Inc. *	50,856	79,335
Bridgebio Pharma, Inc. *	238,487	1,912,666
Brooklyn ImmunoTherapeutics, Inc. *	63,090	66,245
C4 Therapeutics, Inc. *	86,156	738,357
Cara Therapeutics, Inc. *	99,828	870,500
Cardiff Oncology, Inc. *	86,744	116,237
CareDx, Inc. *	113,951	3,468,668
Caribou Biosciences, Inc. *	113,451	839,537
Cassava Sciences, Inc. *(a)	85,743	1,789,456
Catalyst Pharmaceuticals, Inc. *	217,568	1,657,868
Celcuity, Inc. *	22,350	145,722
Celldex Therapeutics, Inc. *	103,568	3,164,002
CEL-SCI Corp. *(a)	78,329	224,021
Century Therapeutics, Inc. *(a)	38,666	464,765
Cerevel Therapeutics Holdings, Inc. *	91,898	2,690,773
ChemoCentryx, Inc. *	121,888	2,250,052
Chimerix, Inc. *	165,875	729,850

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Chinook Therapeutics, Inc. *	91,158	1,379,221
ChromaDex Corp. *	102,969	194,611
CinCor Pharma, Inc. *	25,883	615,757
Citius Pharmaceuticals, Inc. *(a)	276,777	279,545
Clene, Inc. *(a)	48,628	125,947
Clovis Oncology, Inc. *	257,094	514,188
Codex DNA, Inc. *(a)	20,476	75,761
Codexis, Inc. *	136,169	1,638,113
Codiak Biosciences, Inc. *	34,389	101,791
Cogent Biosciences, Inc. *	82,586	530,202
Coherus Biosciences, Inc. *	148,260	1,340,270
Collegium Pharmaceutical, Inc. *	77,915	1,254,431
Corcept Therapeutics, Inc. *	196,468	4,226,027
CorMedix, Inc. *	84,742	291,512
Cortexyme, Inc. *	46,238	169,231
Crinetics Pharmaceuticals, Inc. *	103,488	2,102,876
Cue Biopharma, Inc. *	68,398	270,856
Cullinan Oncology, Inc. *	58,529	574,169
Curis, Inc. *	196,329	179,386
Cymabay Therapeutics, Inc. *	190,603	432,669
Cyteir Therapeutics, Inc. *	41,838	94,136
Cytek Biosciences, Inc. *	220,351	2,082,317
Cytokinetics, Inc. *	178,349	7,110,775
CytomX Therapeutics, Inc. *	142,375	243,461
Day One Biopharmaceuticals, Inc. *	50,786	432,697
Deciphera Pharmaceuticals, Inc. *	89,633	907,086
Denali Therapeutics, Inc. *	204,960	4,878,048
DermTech, Inc. *	53,873	460,614
Design Therapeutics, Inc. *	59,962	715,946
DICE Therapeutics, Inc. *	31,576	641,624
Durect Corp. *	493,659	222,147
Dynavax Technologies Corp. *	243,095	2,146,529
Dyne Therapeutics, Inc. *	68,487	546,526
Eagle Pharmaceuticals, Inc. *	25,890	1,142,526
Edgewise Therapeutics, Inc. *	87,377	697,268
Editas Medicine, Inc. *	154,321	2,043,210
Eiger BioPharmaceuticals, Inc. *	72,234	496,248
Eliem Therapeutics, Inc. *	13,484	42,609
Emergent BioSolutions, Inc. *	110,321	3,572,194
Enanta Pharmaceuticals, Inc. *	44,244	2,849,314
Endo International plc *	519,610	1,039,220
Entrada Therapeutics, Inc. *(a)	23,500	140,530
Epizyme, Inc. *	320,338	206,746
Erasca, Inc. *(a)	144,641	1,052,986
Esperion Therapeutics, Inc. *	128,962	732,504
Evelo Biosciences, Inc. *(a)	67,517	166,767
Evolus, Inc. *	74,996	839,205
Exagen, Inc. *	22,979	140,172
EyePoint Pharmaceuticals, Inc. *	55,610	628,393
Fate Therapeutics, Inc. *	182,800	5,220,768
FibroGen, Inc. *	193,148	1,796,276
Finch Therapeutics Group, Inc. *	16,035	40,569
Foghorn Therapeutics, Inc. *	43,369	502,647
Forma Therapeutics Holdings, Inc. *	77,144	583,209
Forte Biosciences, Inc. *	24,801	28,521
Fortress Biotech, Inc. *	169,508	186,459
Frequency Therapeutics, Inc. *	75,749	98,474
Fulcrum Therapeutics, Inc. *	61,314	589,841
G1 Therapeutics, Inc. *	88,521	454,998
Gemini Therapeutics, Inc. *	46,453	70,144
Generation Bio Co. *	98,846	625,695
Geron Corp. *	682,511	962,341
Global Blood Therapeutics, Inc. *	139,519	4,283,233
Gossamer Bio, Inc. *	139,778	965,866
Graphite Bio, Inc. *	65,889	264,874
Greenwich Lifesciences, Inc. *	8,932	105,844
Gritstone bio, Inc. *	93,946	243,320
GT Biopharma, Inc. *	38,229	80,663
SECURITY	NUMBER OF SHARES	VALUE ($)
Halozyme Therapeutics, Inc. *	311,715	12,437,428
Harmony Biosciences Holdings, Inc. *	51,827	2,334,288
Harpoon Therapeutics, Inc. *	43,367	97,576
Harvard Bioscience, Inc. *	89,350	466,407
Heron Therapeutics, Inc. *	207,760	939,075
Homology Medicines, Inc. *	92,595	153,708
Hookipa Pharma, Inc. *	40,694	61,041
Humanigen, Inc. *	111,795	210,175
iBio, Inc. *	512,224	149,877
Icosavax, Inc. *	53,919	390,913
Ideaya Biosciences, Inc. *	72,893	699,044
IGM Biosciences, Inc. *	18,894	316,286
Ikena Oncology, Inc. *	63,269	245,484
Imago Biosciences, Inc. *	44,751	731,679
Immuneering Corp., Class A *(a)	42,444	210,947
Immunic, Inc. *	42,312	286,452
ImmunityBio, Inc. *	155,784	565,496
ImmunoGen, Inc. *	487,227	2,353,306
Immunovant, Inc. *	93,042	428,924
Impel Pharmaceuticals, Inc. *(a)	14,355	91,011
Infinity Pharmaceuticals, Inc. *	205,292	162,016
Inhibrx, Inc. *	63,352	1,004,129
Innoviva, Inc. *	97,144	1,657,277
Inotiv, Inc. *	38,860	553,755
Inovio Pharmaceuticals, Inc. *	465,235	1,270,092
Inozyme Pharma, Inc. *	30,497	120,463
Insmed, Inc. *	266,012	5,844,284
Instil Bio, Inc. *	121,620	859,853
Intellia Therapeutics, Inc. *	157,137	7,704,427
Intercept Pharmaceuticals, Inc. *	56,693	890,647
Intra-Cellular Therapies, Inc. *	180,969	9,158,841
Ironwood Pharmaceuticals, Inc. *	330,165	3,961,980
IsoPlexis Corp. *(a)	18,176	39,624
iTeos Therapeutics, Inc. *	45,633	1,217,945
IVERIC bio, Inc. *	259,049	3,587,829
Janux Therapeutics, Inc. *	39,592	389,585
Jounce Therapeutics, Inc. *	73,863	391,474
Kala Pharmaceuticals, Inc. *	112,888	73,321
KalVista Pharmaceuticals, Inc. *	50,884	647,753
Karuna Therapeutics, Inc. *	50,015	5,574,672
Karyopharm Therapeutics, Inc. *	161,723	986,510
KemPharm, Inc. *(a)	65,098	290,988
Keros Therapeutics, Inc. *	35,310	1,871,783
Kezar Life Sciences, Inc. *	85,771	1,018,959
Kiniksa Pharmaceuticals Ltd., Class A *	66,069	616,424
Kinnate Biopharma, Inc. *	58,374	436,054
Kodiak Sciences, Inc. *	74,499	448,484
Kronos Bio, Inc. *	85,619	404,978
Krystal Biotech, Inc. *	45,554	2,761,028
Kura Oncology, Inc. *	142,571	2,045,894
Kymera Therapeutics, Inc. *	77,569	2,431,788
Landos Biopharma, Inc. *	10,349	9,883
Lexicon Pharmaceuticals, Inc. *	153,949	278,648
Ligand Pharmaceuticals, Inc. *	33,971	3,154,547
Lineage Cell Therapeutics, Inc. *	286,861	349,970
Lyell Immunopharma, Inc. *(a)	334,330	1,715,113
MacroGenics, Inc. *	135,186	966,580
Madrigal Pharmaceuticals, Inc. *	26,406	1,848,420
Magenta Therapeutics, Inc. *	69,510	99,399
MannKind Corp. *	558,725	1,748,809
Marinus Pharmaceuticals, Inc. *	82,238	544,416
MaxCyte, Inc. *	225,822	1,251,054
Medpace Holdings, Inc. *	65,292	8,721,052
MEI Pharma, Inc. *	285,571	140,358
MeiraGTx Holdings plc *	66,507	684,357
Mersana Therapeutics, Inc. *	161,717	562,775
MiMedx Group, Inc. *	251,414	993,085
Mind Medicine MindMed, Inc. *(a)	718,559	574,847

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
MiNK Therapeutics, Inc. *	6,049	13,550
Mirum Pharmaceuticals, Inc. *	8,431	200,489
Molecular Templates, Inc. *	85,774	145,816
Monte Rosa Therapeutics, Inc. *(a)	64,429	702,276
Morphic Holding, Inc. *	47,403	1,436,785
Mustang Bio, Inc. *	164,617	122,590
Myriad Genetics, Inc. *	178,663	3,662,591
NanoString Technologies, Inc. *	101,697	1,909,870
NeoGenomics, Inc. *	255,460	2,414,097
Neoleukin Therapeutics, Inc. *	74,907	91,387
NexImmune, Inc. *	37,133	78,351
NGM Biopharmaceuticals, Inc. *	70,959	885,568
Nkarta, Inc. *	31,666	583,921
Nurix Therapeutics, Inc. *	70,602	781,564
Nuvalent, Inc., Class A *(a)	40,885	420,707
Nuvation Bio, Inc. *	360,049	1,677,828
Ocugen, Inc. *(a)	414,518	907,794
Ocular Therapeutix, Inc. *	174,490	622,929
Olema Pharmaceuticals, Inc. *	55,866	142,458
Omega Therapeutics, Inc. *	49,712	169,518
Omeros Corp. *(a)	137,648	477,639
Oncocyte Corp. *	129,596	150,331
Oncorus, Inc. *	43,295	50,655
Oncternal Therapeutics, Inc. *	93,824	80,060
Oramed Pharmaceuticals, Inc. *	83,219	427,746
Organogenesis Holdings, Inc. *	157,490	1,014,236
ORIC Pharmaceuticals, Inc. *	72,007	239,063
Outlook Therapeutics, Inc. *(a)	254,195	394,002
Oyster Point Pharma, Inc. *(a)	24,426	155,838
Pacific Biosciences of California, Inc. *	438,104	2,777,579
Pacira BioSciences, Inc. *	99,453	7,416,210
Paratek Pharmaceuticals, Inc. *	112,267	248,110
Passage Bio, Inc. *	81,217	158,373
Personalis, Inc. *	81,456	456,154
Phathom Pharmaceuticals, Inc. *	46,173	597,479
Phibro Animal Health Corp., Class A	46,359	833,998
Pliant Therapeutics, Inc. *	54,562	319,733
PMV Pharmaceuticals, Inc. *	59,367	860,228
Portage Biotech, Inc. *	10,411	57,677
Poseida Therapeutics, Inc. *	65,543	202,528
Praxis Precision Medicines, Inc. *	74,127	600,429
Precigen, Inc. *	215,921	287,175
Precision BioSciences, Inc. *	115,842	230,526
Prelude Therapeutics, Inc. *	23,173	106,364
Prestige Consumer Healthcare, Inc. *	112,641	6,156,957
Prometheus Biosciences, Inc. *	67,612	1,778,196
Protagonist Therapeutics, Inc. *	101,014	918,217
Prothena Corp. plc *	81,077	2,364,205
Provention Bio, Inc. *	125,036	561,412
PTC Therapeutics, Inc. *	156,444	5,527,167
Puma Biotechnology, Inc. *	74,994	176,986
Pyxis Oncology, Inc. *	23,094	56,580
Quanterix Corp. *	69,420	1,540,430
Radius Health, Inc. *	106,405	727,810
Rain Therapeutics, Inc. *	34,429	136,683
Rallybio Corp. *(a)	40,382	402,205
Rapid Micro Biosystems, Inc., Class A *	35,478	206,837
RAPT Therapeutics, Inc. *	47,424	717,525
Reata Pharmaceuticals, Inc., Class A *	61,840	1,569,499
Recursion Pharmaceuticals, Inc., Class A *	260,503	1,615,119
REGENXBIO, Inc. *	89,062	2,472,361
Relay Therapeutics, Inc. *	157,599	3,755,584
Relmada Therapeutics, Inc. *	56,152	1,409,977
Reneo Pharmaceuticals, Inc. *	18,830	43,686
Replimune Group, Inc. *	67,715	1,135,581
Revance Therapeutics, Inc. *	158,267	2,592,413
REVOLUTION Medicines, Inc. *	133,958	2,675,141
SECURITY	NUMBER OF SHARES	VALUE ($)
Rhythm Pharmaceuticals, Inc. *	99,297	621,599
Rigel Pharmaceuticals, Inc. *	381,238	899,722
Rocket Pharmaceuticals, Inc. *	92,751	953,480
Rubius Therapeutics, Inc. *	104,093	172,794
Sana Biotechnology, Inc. *	194,093	1,465,402
Sangamo Therapeutics, Inc. *	267,733	1,111,092
Scholar Rock Holding Corp. *	63,701	450,366
Seelos Therapeutics, Inc. *	225,536	139,832
Seer, Inc. *	93,646	681,743
Selecta Biosciences, Inc. *	206,475	158,222
Sensei Biotherapeutics, Inc. *(a)	43,865	67,991
Sera Prognostics, Inc., Class A *	17,744	40,811
Seres Therapeutics, Inc. *	158,260	748,570
Sesen Bio, Inc. *	447,785	170,203
Shattuck Labs, Inc. *	61,495	236,141
SIGA Technologies, Inc. *	109,236	750,451
Sigilon Therapeutics, Inc. *	31,572	33,151
Silverback Therapeutics, Inc. *	47,869	148,873
Singular Genomics Systems, Inc. *	105,087	429,806
Solid Biosciences, Inc. *	126,405	70,787
Sorrento Therapeutics, Inc. *	667,879	1,008,497
Spectrum Pharmaceuticals, Inc. *	374,167	302,215
Spero Therapeutics, Inc. *	53,427	259,655
SpringWorks Therapeutics, Inc. *	65,766	2,822,019
Spruce Biosciences, Inc. *	18,417	32,414
SQZ Biotechnologies Co. *	52,900	195,201
Standard BioTools, Inc. *	170,026	450,569
Stoke Therapeutics, Inc. *	43,111	622,523
Summit Therapeutics, Inc. *	61,313	97,488
Supernus Pharmaceuticals, Inc. *	110,729	3,089,339
Surface Oncology, Inc. *	82,232	174,332
Sutro Biopharma, Inc. *	96,286	578,679
Syndax Pharmaceuticals, Inc. *	110,580	1,854,427
Syros Pharmaceuticals, Inc. *	126,988	106,899
Talaris Therapeutics, Inc. *	48,519	342,544
Tarsus Pharmaceuticals, Inc. *	18,510	338,918
Taysha Gene Therapies, Inc. *	49,231	180,185
TCR2 Therapeutics, Inc. *	72,007	153,375
Tenaya Therapeutics, Inc. *	63,767	587,932
Terns Pharmaceuticals, Inc. *	28,746	45,994
TG Therapeutics, Inc. *	293,624	2,037,751
TherapeuticsMD, Inc. *	858,241	173,107
Theravance Biopharma, Inc. *	135,053	1,303,261
Theseus Pharmaceuticals, Inc. *	26,229	214,291
Tonix Pharmaceuticals Holding Corp. *	1,122,559	163,781
Travere Therapeutics, Inc. *	133,008	3,342,491
Trevena, Inc. *	388,926	115,317
Turning Point Therapeutics, Inc. *	103,254	3,039,798
Twist Bioscience Corp. *	124,870	3,601,251
Tyra Biosciences, Inc. *(a)	26,204	195,744
UroGen Pharma Ltd. *(a)	44,952	317,361
Vanda Pharmaceuticals, Inc. *	123,578	1,225,894
Vaxart, Inc. *(a)	275,981	960,414
Vaxcyte, Inc. *	96,591	2,338,468
VBI Vaccines, Inc. *	420,991	526,239
Ventyx Biosciences, Inc. *(a)	23,999	348,705
Vera Therapeutics, Inc. *	30,508	610,160
Veracyte, Inc. *	151,988	3,111,194
Verastem, Inc. *	385,224	547,018
Vericel Corp. *	104,707	2,984,149
Verrica Pharmaceuticals, Inc. *	29,378	193,013
Verve Therapeutics, Inc. *	82,346	1,228,602
Vigil Neuroscience, Inc. *	14,992	50,823
Viking Therapeutics, Inc. *	151,944	361,627
Vincerx Pharma, Inc. *	35,595	91,835
Vir Biotechnology, Inc. *	135,530	2,758,035
Viracta Therapeutics, Inc. *(a)	79,118	201,751
VistaGen Therapeutics, Inc. *	440,393	559,299

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Vor BioPharma, Inc. *	41,977	240,528
WaVe Life Sciences Ltd. *	97,147	189,437
Werewolf Therapeutics, Inc. *	60,646	269,875
XBiotech, Inc.	33,292	258,346
Xencor, Inc. *	126,833	3,168,288
Xilio Therapeutics, Inc. *	16,100	56,833
XOMA Corp. *	13,355	256,817
Y-mAbs Therapeutics, Inc. *	78,515	659,526
Zentalis Pharmaceuticals, Inc. *	82,355	2,184,055
		449,248,986

Real Estate 8.0%
Acadia Realty Trust	195,467	4,089,170
Agree Realty Corp.	158,360	10,755,811
Alexander & Baldwin, Inc.	163,113	3,457,996
Alexander's, Inc.	4,846	1,202,632
American Assets Trust, Inc.	112,447	4,115,560
Apartment Investment & Management Co., Class A *	341,232	2,149,762
Apple Hospitality REIT, Inc.	482,716	8,539,246
Armada Hoffler Properties, Inc.	150,632	2,041,064
Ashford Hospitality Trust, Inc. *	37,229	262,464
Braemar Hotels & Resorts, Inc.	127,587	773,177
Brandywine Realty Trust	382,146	4,459,644
Broadstone Net Lease, Inc.	354,349	7,331,481
BRT Apartments Corp.	25,905	567,060
CareTrust REIT, Inc.	217,379	3,523,714
CatchMark Timber Trust, Inc., Class A	109,473	898,773
Centerspace	32,227	2,973,263
Chatham Lodging Trust *	107,798	1,547,979
City Office REIT, Inc.	95,727	1,420,589
Clipper Realty, Inc.	26,719	238,601
Community Healthcare Trust, Inc.	53,869	1,983,457
Corporate Office Properties Trust	254,538	6,793,619
CTO Realty Growth, Inc.	13,231	843,741
Cushman & Wakefield plc *	312,637	5,596,202
DiamondRock Hospitality Co. *	471,175	5,003,878
DigitalBridge Group, Inc. *	1,093,240	7,608,950
Diversified Healthcare Trust	531,487	1,195,846
Douglas Elliman, Inc.	161,803	980,526
Easterly Government Properties, Inc.	194,895	3,712,750
EastGroup Properties, Inc.	90,984	17,059,500
Empire State Realty Trust, Inc., Class A	322,864	2,789,545
Equity Commonwealth *	245,269	6,423,595
Essential Properties Realty Trust, Inc.	272,776	6,546,624
eXp World Holdings, Inc.	141,894	1,899,961
Farmland Partners, Inc.	64,672	951,972
Fathom Holdings, Inc. *	15,184	112,665
Forestar Group, Inc. *	39,234	639,907
Four Corners Property Trust, Inc.	173,825	4,773,234
Franklin Street Properties Corp.	231,370	1,193,869
FRP Holdings, Inc. *	15,099	853,244
Getty Realty Corp.	91,430	2,460,381
Gladstone Commercial Corp.	83,662	1,760,248
Gladstone Land Corp.	70,615	2,570,386
Global Medical REIT, Inc.	134,452	1,984,512
Global Net Lease, Inc.	234,705	3,292,911
Healthcare Realty Trust, Inc.	332,153	8,994,703
Hersha Hospitality Trust *	72,470	708,757
Independence Realty Trust, Inc.	497,520	13,562,395
Indus Realty Trust, Inc.	12,857	918,633
Industrial Logistics Properties Trust	146,622	2,369,412
Innovative Industrial Properties, Inc.	56,904	8,227,749
iStar, Inc.	151,421	2,549,930
Kennedy-Wilson Holdings, Inc.	267,515	6,032,463
Kite Realty Group Trust	488,799	10,900,218
LTC Properties, Inc.	88,104	2,907,432
SECURITY	NUMBER OF SHARES	VALUE ($)
LXP Industrial Trust	628,974	7,893,624
Marcus & Millichap, Inc.	53,267	2,385,829
National Health Investors, Inc.	98,534	5,077,457
National Storage Affiliates Trust	182,916	10,353,046
NETSTREIT Corp.	89,563	1,936,352
Newmark Group, Inc., Class A	377,901	4,591,497
NexPoint Residential Trust, Inc.	50,132	4,469,769
Office Properties Income Trust	108,061	2,336,279
One Liberty Properties, Inc.	36,264	1,038,964
Outfront Media, Inc.	327,659	8,388,070
Paramount Group, Inc.	420,442	3,998,403
Pebblebrook Hotel Trust	292,625	7,145,902
Phillips Edison & Co., Inc.	256,924	8,699,447
Physicians Realty Trust	496,158	8,504,148
Piedmont Office Realty Trust, Inc., Class A	279,266	4,496,183
Plymouth Industrial REIT, Inc.	70,623	1,703,427
Postal Realty Trust, Inc., Class A	37,420	629,779
PotlatchDeltic Corp.	148,690	8,235,939
Preferred Apartment Communities, Inc.	117,611	2,926,162
PS Business Parks, Inc.	45,198	8,461,066
Rafael Holdings, Inc., Class B *	29,306	63,008
RE/MAX Holdings, Inc., Class A	41,581	975,490
Realogy Holdings Corp. *	259,347	2,842,443
Redfin Corp. *	232,575	2,593,211
Retail Opportunity Investments Corp.	267,590	4,985,202
RLJ Lodging Trust	372,611	5,224,006
RPT Realty	188,954	2,511,199
Ryman Hospitality Properties, Inc. *	121,124	11,322,671
Sabra Health Care REIT, Inc.	513,602	5,998,871
Safehold, Inc.	46,859	2,017,280
Saul Centers, Inc.	26,673	1,376,594
Seritage Growth Properties, Class A *	84,568	837,223
Service Properties Trust	370,272	3,006,609
SITE Centers Corp.	390,545	6,209,665
STAG Industrial, Inc.	403,363	15,053,507
Summit Hotel Properties, Inc. *	233,210	2,301,783
Sunstone Hotel Investors, Inc. *	489,953	6,001,924
Tanger Factory Outlet Centers, Inc.	230,414	3,716,578
Tejon Ranch Co. *	47,024	861,009
Terreno Realty Corp.	166,061	12,080,938
The Macerich Co.	481,150	6,038,432
The Necessity Retail REIT, Inc.	280,839	2,097,867
The RMR Group, Inc., Class A	34,110	930,521
The St. Joe Co.	75,058	3,993,836
UMH Properties, Inc.	98,969	2,327,751
Uniti Group, Inc.	443,256	5,491,942
Universal Health Realty Income Trust	28,750	1,442,962
Urban Edge Properties	260,829	4,874,894
Urstadt Biddle Properties, Inc., Class A	66,325	1,150,739
Veris Residential, Inc. *	197,598	3,163,544
Washington Real Estate Investment Trust	190,573	4,590,904
Whitestone REIT	103,809	1,261,279
Xenia Hotels & Resorts, Inc. *	256,735	4,952,418
		442,118,844

Retailing 3.2%
1-800-Flowers.com, Inc., Class A *	60,536	617,467
1stdibs.com, Inc. *	45,273	342,264
Abercrombie & Fitch Co., Class A *	125,983	4,356,492
Academy Sports & Outdoors, Inc.	176,966	6,611,450
aka Brands Holding Corp. *	20,630	72,824
American Eagle Outfitters, Inc.	343,032	5,183,214
America's Car-Mart, Inc. *	13,549	1,095,437
Arko Corp.	189,196	1,753,847
Asbury Automotive Group, Inc. *	52,147	9,579,925

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Barnes & Noble Education, Inc. *	99,089	301,231
Bed Bath & Beyond, Inc. *	217,804	2,964,312
Big 5 Sporting Goods Corp. (a)	47,222	683,302
Big Lots, Inc.	68,623	2,120,451
Boot Barn Holdings, Inc. *	65,846	5,930,091
Caleres, Inc.	82,841	1,899,544
Camping World Holdings, Inc., Class A	94,225	2,419,698
CarLotz, Inc. *	158,021	140,307
CarParts.com, Inc. *	110,084	659,403
Chico's FAS, Inc. *	271,563	1,439,284
Citi Trends, Inc. *	17,952	502,117
Conn's, Inc. *	40,298	630,664
Designer Brands, Inc., Class A	137,065	1,894,238
Dillard's, Inc., Class A	12,220	3,712,558
Duluth Holdings, Inc., Class B *	27,709	339,435
Franchise Group, Inc.	63,605	2,371,830
Funko, Inc., Class A *	60,674	988,379
Genesco, Inc. *	32,411	2,010,454
Greenlane Holdings, Inc., Class A *	34,625	11,946
Group 1 Automotive, Inc.	37,515	6,532,862
Groupon, Inc. *	53,375	1,041,346
GrowGeneration Corp. *	123,231	728,295
Guess?, Inc.	90,874	2,041,939
Haverty Furniture Cos., Inc.	36,273	900,659
Hibbett, Inc.	30,991	1,338,191
JOANN, Inc. (a)	24,706	257,931
Kirkland's, Inc. *	28,239	204,168
Lands' End, Inc. *	32,453	454,991
Lazydays Holdings, Inc. *	17,084	331,942
Liquidity Services, Inc. *	51,576	743,726
LL Flooring Holdings, Inc. *	64,333	888,439
Lulu's Fashion Lounge Holdings, Inc. *	12,557	121,049
Macy's, Inc.	679,079	16,413,339
MarineMax, Inc. *	47,463	1,942,186
Monro, Inc.	74,804	3,420,787
Murphy USA, Inc.	52,511	12,266,570
National Vision Holdings, Inc. *	186,838	7,034,451
OneWater Marine, Inc., Class A	24,433	798,715
Overstock.com, Inc. *	96,781	3,247,970
Party City Holdco, Inc. *	249,480	770,893
PetMed Express, Inc.	46,091	1,009,393
Porch Group, Inc. *	169,849	628,441
Quotient Technology, Inc. *	203,540	1,080,797
Rent the Runway, Inc., Class A *(a)	39,894	252,928
Rent-A-Center, Inc.	148,442	3,580,421
Revolve Group, Inc. *	80,846	3,416,552
Sally Beauty Holdings, Inc. *	247,189	3,737,498
Shift Technologies, Inc. *(a)	137,301	183,983
Shoe Carnival, Inc.	39,898	1,204,521
Shutterstock, Inc.	52,655	3,987,037
Signet Jewelers Ltd.	119,019	8,355,134
Sleep Number Corp. *	50,151	2,034,125
Sonic Automotive, Inc., Class A	48,517	2,064,398
Sportsman's Warehouse Holdings, Inc. *	98,081	942,558
Stitch Fix, Inc., Class A *	184,003	1,748,029
The Aaron's Co., Inc.	70,007	1,437,244
The Buckle, Inc.	66,725	2,072,478
The Cato Corp., Class A	42,922	581,593
The Children's Place, Inc. *	31,063	1,439,149
The Container Store Group, Inc. *	70,428	538,774
The ODP Corp. *	103,900	4,470,817
The RealReal, Inc. *	179,682	973,876
Tilly's, Inc., Class A	51,079	450,517
Torrid Holdings, Inc. *	41,132	241,034
TravelCenters of America, Inc. *	28,267	1,074,429
Urban Outfitters, Inc. *	154,406	3,674,863
Winmark Corp.	7,770	1,578,864
Xometry, Inc., Class A *	55,639	1,826,072
SECURITY	NUMBER OF SHARES	VALUE ($)
Zumiez, Inc. *	43,907	1,608,313
		178,306,451

Semiconductors & Semiconductor Equipment 3.1%
Alpha & Omega Semiconductor Ltd. *	48,747	2,091,246
Ambarella, Inc. *	79,491	6,524,621
Amkor Technology, Inc.	229,863	4,323,723
Atomera, Inc. *(a)	45,901	479,665
Axcelis Technologies, Inc. *	74,180	4,039,101
AXT, Inc. *	89,673	529,071
CEVA, Inc. *	50,542	1,836,696
CMC Materials, Inc.	63,911	11,434,317
Cohu, Inc. *	108,087	2,870,791
Credo Technology Group Holding Ltd. *	49,141	542,517
Diodes, Inc. *	98,152	7,168,041
FormFactor, Inc. *	174,924	6,666,354
Ichor Holdings Ltd. *	63,740	1,855,471
Impinj, Inc. *	42,491	2,093,107
Kopin Corp. *	177,174	283,478
Kulicke & Soffa Industries, Inc.	137,904	6,400,125
Lattice Semiconductor Corp. *	305,625	14,682,225
MACOM Technology Solutions Holdings, Inc. *	111,372	5,674,403
MaxLinear, Inc. *	159,818	7,650,488
Meta Materials, Inc. *(a)	456,179	547,415
NeoPhotonics Corp. *	117,683	1,781,721
NVE Corp.	10,646	493,761
Onto Innovation, Inc. *	109,674	7,802,208
PDF Solutions, Inc. *	67,620	1,572,165
Photronics, Inc. *	134,470	2,015,705
Power Integrations, Inc.	132,608	10,608,640
Rambus, Inc. *	244,395	6,087,879
Semtech Corp. *	145,626	8,679,310
Silicon Laboratories, Inc. *	85,352	11,514,838
SiTime Corp. *	36,404	6,136,622
SkyWater Technology, Inc. *	17,702	108,336
SMART Global Holdings, Inc. *	109,472	2,480,636
SunPower Corp. *	180,168	2,974,574
Synaptics, Inc. *	89,217	13,243,372
Ultra Clean Holdings, Inc. *	99,982	3,116,439
Veeco Instruments, Inc. *	112,383	2,575,818
		168,884,879

Software & Services 7.0%
8x8, Inc. *	254,388	2,332,738
A10 Networks, Inc.	135,609	1,936,497
ACI Worldwide, Inc. *	265,721	7,339,214
Agilysys, Inc. *	48,134	1,771,813
Alarm.com Holdings, Inc. *	106,575	6,509,601
Alkami Technology, Inc. *	63,382	830,304
Altair Engineering, Inc., Class A *	104,253	5,663,023
American Software, Inc., Class A	71,438	1,221,590
Appfolio, Inc., Class A *	42,939	4,459,645
Appian Corp. *	88,616	4,235,845
Arteris, Inc. *	12,296	144,970
Asana, Inc., Class A *	164,498	4,408,546
Avaya Holdings Corp. *	188,813	1,746,520
AvidXchange Holdings, Inc. *	57,506	470,974
Benefitfocus, Inc. *	56,854	605,495
BigCommerce Holdings, Inc. *	109,662	1,959,660
Blackbaud, Inc. *	107,676	6,246,285
Blackline, Inc. *	122,087	8,185,933
Bottomline Technologies (DE), Inc. *	99,469	5,631,935
Box, Inc., Class A *	307,585	9,418,253
Brightcove, Inc. *	90,871	640,641
BTRS Holdings, Inc., Class A *	214,546	1,441,749

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Cantaloupe, Inc. *	130,018	711,198
Cass Information Systems, Inc.	31,231	1,208,952
Cerence, Inc. *	88,713	2,617,033
ChannelAdvisor Corp. *	65,773	954,366
Cleanspark, Inc. *(a)	88,992	577,558
CommVault Systems, Inc. *	100,347	6,121,167
Conduent, Inc. *	377,399	2,124,756
Consensus Cloud Solutions, Inc. *	36,367	1,917,268
CoreCard Corp. *	16,178	368,697
Couchbase, Inc. *	52,392	890,664
CS Disco, Inc. *	35,368	1,086,151
CSG Systems International, Inc.	72,434	4,452,518
Digimarc Corp. *	28,471	736,545
Digital Turbine, Inc. *	204,212	6,463,310
DigitalOcean Holdings, Inc. *	114,089	4,498,529
Domo, Inc., Class B *	64,255	2,661,442
E2open Parent Holdings, Inc. *	448,033	3,467,775
Ebix, Inc.	59,776	1,781,325
eGain Corp. *	46,724	483,593
Enfusion, Inc., Class A *	49,005	625,794
EngageSmart, Inc. *	36,135	754,499
Envestnet, Inc. *	122,332	9,742,520
EverCommerce, Inc. *	66,884	828,024
EVERTEC, Inc.	136,207	5,366,556
Evo Payments, Inc., Class A *	106,392	2,397,012
ExlService Holdings, Inc. *	73,933	10,065,978
Flywire Corp. *	126,613	3,862,963
GreenBox POS *(a)	40,092	144,732
Grid Dynamics Holdings, Inc. *	102,917	1,432,605
GTY Technology Holdings, Inc. *	73,078	445,045
I3 Verticals, Inc., Class A *	48,322	1,326,439
IBEX Holdings Ltd. *	12,767	197,761
Instructure Holdings, Inc. *	27,455	496,936
Intapp, Inc. *	30,838	769,100
InterDigital, Inc.	69,667	3,960,569
International Money Express, Inc. *	73,345	1,457,365
JFrog Ltd. *	121,112	2,527,607
Kaltura, Inc. *(a)	122,793	190,329
Limelight Networks, Inc. *	281,606	1,005,333
LivePerson, Inc. *	148,150	3,351,153
LiveRamp Holdings, Inc. *	148,618	4,654,716
Marathon Digital Holdings, Inc. *(a)	214,776	3,350,506
Maximus, Inc.	138,071	10,062,614
MeridianLink, Inc. *	50,540	816,221
MicroStrategy, Inc., Class A *	21,178	7,500,612
Mimecast Ltd. *	139,615	11,124,523
Mitek Systems, Inc. *	96,829	1,081,580
Model N, Inc. *	81,708	2,111,335
Momentive Global, Inc. *	297,983	4,714,091
MoneyGram International, Inc. *	201,633	2,042,542
ON24, Inc. *	61,609	780,586
OneSpan, Inc. *	80,444	1,136,674
PagerDuty, Inc. *	186,982	5,342,076
Paya Holdings, Inc. *	193,542	985,129
Perficient, Inc. *	73,299	7,286,654
Ping Identity Holding Corp. *	136,901	3,577,223
Priority Technology Holdings, Inc. *	25,204	120,979
Progress Software Corp.	99,056	4,752,707
PROS Holdings, Inc. *	89,686	2,504,930
Q2 Holdings, Inc. *	123,114	6,368,687
Qualys, Inc. *	76,775	10,462,897
Rackspace Technology, Inc. *	122,389	1,210,427
Rapid7, Inc. *	126,695	12,101,906
Rekor Systems, Inc. *	74,018	219,833
Remitly Global, Inc. *	28,657	318,093
Repay Holdings Corp. *	194,359	2,600,523
Rimini Street, Inc. *	99,461	572,895
Riot Blockchain, Inc. *(a)	242,178	2,455,685
SECURITY	NUMBER OF SHARES	VALUE ($)
SailPoint Technologies Holdings, Inc. *	206,031	13,150,959
Sapiens International Corp. N.V. *	70,030	1,627,497
SecureWorks Corp., Class A *	20,589	227,303
ShotSpotter, Inc. *	19,028	522,319
Smith Micro Software, Inc. *	107,460	330,977
Sprout Social, Inc., Class A *	101,749	6,235,179
SPS Commerce, Inc. *	81,261	9,721,253
StarTek, Inc. *	37,837	141,889
Stronghold Digital Mining, Inc., Class A *	15,965	62,264
Sumo Logic, Inc. *	200,664	1,882,228
Telos Corp. *	89,446	696,784
Tenable Holdings, Inc. *	207,917	11,483,256
The Hackett Group, Inc.	55,098	1,294,252
TTEC Holdings, Inc.	41,658	3,074,777
Tucows, Inc., Class A *	22,219	1,280,259
Unisys Corp. *	148,186	2,105,723
Upland Software, Inc. *	64,462	961,773
UserTesting, Inc. *(a)	20,306	158,590
Varonis Systems, Inc. *	241,152	10,417,766
Verint Systems, Inc. *	145,018	7,912,182
Veritone, Inc. *	63,795	690,900
Verra Mobility Corp. *	342,454	4,804,630
Viant Technology, Inc., Class A *	25,249	148,464
VirnetX Holding Corp. *	146,115	207,483
Vonage Holdings Corp. *	571,133	11,399,815
Weave Communications, Inc. *(a)	10,114	47,940
Workiva, Inc. *	96,436	9,307,038
Xperi Holding Corp.	236,481	3,689,104
Yext, Inc. *	256,781	1,486,762
Zuora, Inc., Class A *	255,378	3,107,950
		389,706,358

Technology Hardware & Equipment 3.3%
3D Systems Corp. *	279,562	3,170,233
908 Devices, Inc. *	46,689	828,730
ADTRAN, Inc.	110,725	1,925,508
Advanced Energy Industries, Inc.	85,047	6,507,796
Aeva Technologies, Inc. *	238,162	781,171
Akoustis Technologies, Inc. *	115,303	511,945
Arlo Technologies, Inc. *	189,531	1,466,970
Aviat Networks, Inc. *	24,654	737,155
Avid Technology, Inc. *	81,639	2,588,773
Badger Meter, Inc.	65,854	5,313,759
Belden, Inc.	99,547	5,139,612
Benchmark Electronics, Inc.	79,341	1,885,142
CalAmp Corp. *	79,227	433,372
Calix, Inc. *	124,271	4,959,656
Cambium Networks Corp. *	23,938	365,533
Casa Systems, Inc. *	71,938	352,496
Clearfield, Inc. *	25,509	1,485,389
Comtech Telecommunications Corp.	58,276	792,554
Corsair Gaming, Inc. *(a)	62,004	938,121
CTS Corp.	72,015	2,547,171
Daktronics, Inc. *	83,745	280,546
Diebold Nixdorf, Inc. *	163,737	671,322
Digi International, Inc. *	78,302	1,481,474
DZS, Inc. *	39,392	476,249
Eastman Kodak Co. *	99,817	516,054
EMCORE Corp. *	81,570	281,417
ePlus, Inc. *	59,948	3,385,863
Extreme Networks, Inc. *	286,371	2,749,162
Fabrinet *	83,252	8,174,514
FARO Technologies, Inc. *	40,954	1,404,313
Harmonic, Inc. *	203,560	1,689,548
Identiv, Inc. *	48,363	589,545
II-VI, Inc. *	238,573	14,603,053
Infinera Corp. *	412,216	3,169,941

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Inseego Corp. *	190,186	542,030
Insight Enterprises, Inc. *	77,621	7,713,199
Iteris, Inc. *	95,221	245,670
Itron, Inc. *	101,896	4,868,591
Kimball Electronics, Inc. *	54,516	972,565
Knowles Corp. *	198,039	3,667,682
KVH Industries, Inc. *	33,299	265,393
Luna Innovations, Inc. *	69,352	382,823
Methode Electronics, Inc.	83,317	3,716,771
MicroVision, Inc. *	368,577	1,190,504
Napco Security Technologies, Inc. *	65,970	1,154,475
NETGEAR, Inc. *	64,755	1,405,183
NetScout Systems, Inc. *	158,029	4,867,293
nLight, Inc. *	97,733	1,285,189
Novanta, Inc. *	79,460	10,226,502
OSI Systems, Inc. *	37,552	2,970,363
Ouster, Inc. *	289,636	958,695
PAR Technology Corp. *	56,855	1,878,489
PC Connection, Inc.	24,789	1,226,808
Plantronics, Inc. *	96,166	3,833,177
Plexus Corp. *	62,980	5,110,197
Quantum Corp. *	129,346	241,877
Ribbon Communications, Inc. *	159,085	548,843
Rogers Corp. *	42,106	11,398,936
Sanmina Corp. *	141,015	5,766,103
ScanSource, Inc. *	56,846	1,946,407
Super Micro Computer, Inc. *	100,357	4,225,030
TTM Technologies, Inc. *	235,097	3,279,603
Turtle Beach Corp. *	34,668	576,876
Velodyne Lidar, Inc. *	172,630	324,544
Viavi Solutions, Inc. *	517,808	7,425,367
Vishay Intertechnology, Inc.	299,869	5,586,559
Vishay Precision Group, Inc. *	27,915	871,227
		182,877,058

Telecommunication Services 0.7%
Anterix, Inc. *	26,014	1,348,566
ATN International, Inc.	25,118	992,161
Bandwidth, Inc., Class A *	51,989	1,149,997
Cogent Communications Holdings, Inc.	96,031	5,617,814
Consolidated Communications Holdings, Inc. *	165,295	983,505
EchoStar Corp., Class A *	84,449	1,971,884
Globalstar, Inc. *	1,359,748	1,577,308
Gogo, Inc. *(a)	133,223	2,452,635
IDT Corp., Class B *	32,318	855,781
Iridium Communications, Inc. *	266,020	9,499,574
Liberty Latin America Ltd., Class A *	91,464	845,127
Liberty Latin America Ltd., Class C *	347,933	3,214,901
Ooma, Inc. *	49,933	641,140
Radius Global Infrastructure, Inc., Class A *	163,029	2,024,820
Shenandoah Telecommunications Co.	109,126	2,204,345
Telephone & Data Systems, Inc.	227,563	4,168,954
Telesat Corp. *	15,910	178,828
United States Cellular Corp. *	34,095	981,254
		40,708,594

Transportation 1.9%
Air Transport Services Group, Inc. *	132,922	4,160,459
Allegiant Travel Co. *	34,530	5,358,711
ArcBest Corp.	57,015	4,114,202
Atlas Air Worldwide Holdings, Inc. *	64,817	4,468,484
Avis Budget Group, Inc. *	93,070	24,912,047
Costamare, Inc.	118,479	1,588,803
Covenant Logistics Group, Inc.	26,822	550,924
SECURITY	NUMBER OF SHARES	VALUE ($)
Daseke, Inc. *	90,639	761,368
Eagle Bulk Shipping, Inc.	20,342	1,266,086
Forward Air Corp.	60,391	5,856,115
Frontier Group Holdings, Inc. *	77,349	820,673
Genco Shipping & Trading Ltd.	72,593	1,599,224
Hawaiian Holdings, Inc. *	113,969	1,932,914
Heartland Express, Inc.	106,585	1,470,873
Hub Group, Inc., Class A *	74,558	5,007,315
HyreCar, Inc. *	37,170	57,985
Marten Transport Ltd.	134,504	2,337,679
Matson, Inc.	93,585	8,050,182
Mesa Air Group, Inc. *	79,154	269,124
P.A.M. Transportation Services, Inc. *	16,040	487,456
Radiant Logistics, Inc. *	87,141	502,804
Safe Bulkers, Inc.	141,194	580,307
Saia, Inc. *	59,759	12,307,964
SkyWest, Inc. *	112,695	3,285,059
Spirit Airlines, Inc. *	221,439	5,228,175
Sun Country Airlines Holdings, Inc. *	72,652	1,998,656
Universal Logistics Holdings, Inc.	17,009	344,942
US Xpress Enterprises, Inc., Class A *	61,005	201,927
Werner Enterprises, Inc.	136,609	5,413,815
Yellow Corp. *	112,990	506,195
		105,440,468

Utilities 3.1%
ALLETE, Inc.	118,233	7,015,946
American States Water Co.	83,045	6,532,320
Artesian Resources Corp., Class A	18,292	850,578
Avista Corp.	159,459	6,469,252
Black Hills Corp.	144,105	10,554,250
Brookfield Infrastructure Corp., Class A	143,200	10,155,744
Cadiz, Inc. *	46,823	92,709
California Water Service Group	118,449	6,143,950
Chesapeake Utilities Corp.	38,810	4,857,848
Clearway Energy, Inc., Class A	78,606	2,233,982
Clearway Energy, Inc., Class C	184,593	5,635,624
Global Water Resources, Inc.	27,990	400,817
MGE Energy, Inc.	81,932	6,380,045
Middlesex Water Co.	38,924	3,462,290
New Jersey Resources Corp.	217,516	9,387,991
Northwest Natural Holding Co.	68,781	3,289,795
NorthWestern Corp.	122,177	6,926,214
ONE Gas, Inc.	118,767	10,020,372
Ormat Technologies, Inc.	102,061	7,930,140
Otter Tail Corp.	92,529	5,362,981
PNM Resources, Inc.	192,746	8,993,528
Portland General Electric Co.	202,661	9,591,945
Pure Cycle Corp. *	44,844	468,620
SJW Group	62,352	3,678,768
South Jersey Industries, Inc.	231,857	7,927,191
Southwest Gas Holdings, Inc.	148,459	13,080,722
Spire, Inc.	114,145	8,304,049
Sunnova Energy International, Inc. *	193,879	3,348,290
The York Water Co.	29,186	1,128,914
Unitil Corp.	35,247	1,797,597
Via Renewables, Inc.	27,362	195,365
		172,217,837
Total Common Stocks (Cost $4,465,432,105)		5,522,473,739

Schwab Equity Index Funds  |  Semiannual Report
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Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
RIGHTS 0.0% OF NET ASSETS

Health Care Equipment & Services 0.0%
Pulse Biosciences, Inc. expires 05/23/22 *(b)	30,780	0

Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	174,886	14,883

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(b)	27,867	67,928
Oncternal Therapeutics, Inc. CVR *(a)(b)	1,506	3,087
Tobira Therapeutics, Inc. CVR *(b)	14,029	167,575
Zogenix, Inc. CVR *(b)	124,832	84,886
		323,476
Total Rights (Cost $88,815)		338,359

SECURITY	NUMBER OF SHARES/ FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.4% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29% (c)(d)	42,078,528	42,078,528

Time Deposits 0.6%
BNP Paribas SA
0.13%, 05/02/22 (e)	32,765,746	32,765,746
Total Short-Term Investments (Cost $74,844,274)		74,844,274
Total Investments in Securities (Cost $4,540,365,194)		5,597,656,372

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/17/22	184	17,123,960	(887,786)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $39,084,099.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.
(e)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$5,298,732,839	$—	$—	$5,298,732,839
Materials	223,740,900	—	0*	223,740,900
Rights [1]
Health Care Equipment & Services	—	—	0*	0
Media & Entertainment	—	—	14,883	14,883
Pharmaceuticals, Biotechnology & Life Sciences	—	—	323,476	323,476
Short-Term Investments[1]	42,078,528	—	—	42,078,528
Time Deposits	—	32,765,746	—	32,765,746
Liabilities
Futures Contracts[2]	(887,786)	—	—	(887,786)
Total	$5,563,664,481	$32,765,746	$338,359	$5,596,768,586

*	Level 3 amount shown includes securities determined to have no value at April 30, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Semiannual Report
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Schwab Small-Cap Index Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $4,540,365,194) including securities on loan of $39,084,099		$5,597,656,372
Deposit with broker for futures contracts		2,160,000
Receivables:
Fund shares sold		4,975,087
Dividends		1,486,348
Income from securities on loan		235,472
Investments sold	+	84,886
Total assets		5,606,598,165
Liabilities
Collateral held for securities on loan		42,078,528
Payables:
Investments bought		18,378,338
Fund shares redeemed		7,276,927
Variation margin on futures contracts		474,166
Investment adviser fees	+	201,715
Total liabilities		68,409,674
Net assets		$5,538,188,491
Net Assets by Source
Capital received from investors		$4,596,636,501
Total distributable earnings	+	941,551,990
Net assets		$5,538,188,491

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,538,188,491		185,053,730		$29.93

Schwab Equity Index Funds  |  Semiannual Report
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Schwab Small-Cap Index Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $41,864)		$43,109,808
Interest received from securities - unaffiliated		3,610
Securities on loan, net	+	1,288,642
Total investment income		44,402,060
Expenses
Investment adviser fees		1,238,526
Total expenses	–	1,238,526
Net investment income		43,163,534
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		33,791,086
Net realized losses on futures contracts	+	(6,512,033)
Net realized gains		27,279,053
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(1,302,850,758)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(1,343,953)
Net change in unrealized appreciation (depreciation)	+	(1,304,194,711)
Net realized and unrealized losses		(1,276,915,658)
Decrease in net assets resulting from operations		($1,233,752,124)

Schwab Equity Index Funds  |  Semiannual Report
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Schwab Small-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$43,163,534	$58,753,702
Net realized gains		27,279,053	428,156,754
Net change in unrealized appreciation (depreciation)	+	(1,304,194,711)	1,575,126,021
Increase (decrease) in net assets resulting from operations		($1,233,752,124)	$2,062,036,477
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($531,629,821)	($129,889,789)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		24,007,136	$832,144,518	42,300,482	$1,579,406,837
Shares reinvested		12,345,025	436,396,621	3,127,037	106,319,237
Shares redeemed	+	(16,099,311)	(551,966,682)	(27,339,753)	(1,019,048,338)
Net transactions in fund shares		20,252,850	$716,574,457	18,087,766	$666,677,736
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		164,800,880	$6,586,995,979	146,713,114	$3,988,171,555
Total increase (decrease)	+	20,252,850	(1,048,807,488)	18,087,766	2,598,824,424
End of period		185,053,730	$5,538,188,491	164,800,880	$6,586,995,979

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$81.64	$57.62	$53.42	$48.38	$46.25	$38.19
Income (loss) from investment operations:
Net investment income (loss)[1]	0.53	1.00	1.07	0.99	0.88	0.80
Net realized and unrealized gains (losses)	(10.15)	24.10	4.21	5.18	2.12	8.19
Total from investment operations	(9.62)	25.10	5.28	6.17	3.00	8.99
Less distributions:
Distributions from net investment income	(0.96)	(1.08)	(0.94)	(0.90)	(0.76)	(0.74)
Distributions from net realized gains	(0.24)	—	(0.14)	(0.23)	(0.11)	(0.19)
Total distributions	(1.20)	(1.08)	(1.08)	(1.13)	(0.87)	(0.93)
Net asset value at end of period	$70.82	$81.64	$57.62	$53.42	$48.38	$46.25
Total return	(11.97%) [2]	44.01%	9.94%	13.37%	6.51%	23.89%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03% [3]	0.03%	0.03%	0.03%	0.03%	0.05% [4]
Net operating expenses	N/A	N/A	N/A	N/A	N/A [5]	0.05% [4]
Net investment income (loss)	1.36% [3]	1.37%	1.96%	1.99%	1.80%	1.89%
Portfolio turnover rate	1% [2]	3%	4%	3%	4%	2%
Net assets, end of period (x 1,000,000)	$16,712	$18,232	$11,487	$10,220	$8,410	$6,720

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
[5]	Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 2.3%
Adient plc *	37,358	1,275,402
American Axle & Manufacturing Holdings, Inc. *	47,903	317,118
Aptiv plc *	108,505	11,544,932
Arcimoto, Inc. *(a)	15,996	53,747
Autoliv, Inc.	31,501	2,320,994
BorgWarner, Inc.	95,687	3,524,152
Canoo, Inc. *(a)	57,247	274,786
Cooper-Standard Holdings, Inc. *	6,229	28,716
Dana, Inc.	58,311	863,586
Dorman Products, Inc. *	11,245	1,110,106
Faraday Future Intelligent Electric, Inc. *	77,119	198,967
Fisker, Inc. *(a)	57,294	576,378
Ford Motor Co.	1,577,478	22,337,088
Fox Factory Holding Corp. *	17,484	1,431,590
Garrett Motion, Inc. *	22,121	147,547
General Motors Co. *	583,556	22,122,608
Gentex Corp.	94,277	2,767,030
Gentherm, Inc. *	13,478	908,687
Harley-Davidson, Inc.	61,197	2,230,631
Holley, Inc. *	14,621	154,105
Horizon Global Corp. *	7,908	29,418
LCI Industries	9,962	969,502
Lear Corp.	24,231	3,100,114
Lordstown Motors Corp., Class A *(a)	54,888	119,656
Lucid Group, Inc. *	223,532	4,041,458
Luminar Technologies, Inc. *	91,347	1,129,962
Modine Manufacturing Co. *	20,348	160,749
Motorcar Parts of America, Inc. *	7,218	109,786
NII Holdings, Inc. Escrow *(b)	28,127	14,063
Patrick Industries, Inc.	9,154	569,836
QuantumScape Corp. *(a)	103,005	1,538,895
Rivian Automotive, Inc., Class A *(a)	64,378	1,946,791
Solid Power, Inc. *(a)	45,772	371,669
Standard Motor Products, Inc.	7,798	332,819
Stoneridge, Inc. *	10,196	200,963
Strattec Security Corp. *	1,500	53,175
Superior Industries International, Inc. *	10,350	33,430
Tenneco, Inc., Class A *	29,923	513,778
Tesla, Inc. *	335,767	292,372,473
The Goodyear Tire & Rubber Co. *	113,624	1,513,472
Thor Industries, Inc.	22,679	1,736,077
Visteon Corp. *	11,122	1,164,585
Winnebago Industries, Inc.	13,384	711,761
Workhorse Group, Inc. *(a)	57,052	171,726
XL Fleet Corp. *	41,341	57,877
XPEL, Inc. *	6,404	277,101
		387,429,306

SECURITY	NUMBER OF SHARES	VALUE ($)
Banks 4.1%
1st Source Corp.	6,818	295,015
ACNB Corp.	3,797	129,971
Allegiance Bancshares, Inc.	7,406	302,609
Amalgamated Financial Corp.	7,518	132,242
Amerant Bancorp, Inc.	10,892	289,618
American National Bankshares, Inc.	4,310	149,729
Ameris Bancorp	26,165	1,091,081
Ames National Corp.	4,056	94,910
Arrow Financial Corp.	6,563	205,422
Associated Banc-Corp.	60,708	1,211,125
Atlantic Union Bankshares Corp.	30,461	1,028,973
Axos Financial, Inc. *	20,982	794,798
Banc of California, Inc.	23,171	418,005
BancFirst Corp.	7,367	602,252
Bank First Corp.	2,265	160,136
Bank of America Corp.	2,851,204	101,730,959
Bank of Hawaii Corp.	16,158	1,201,186
Bank of Marin Bancorp	6,982	218,257
Bank OZK	48,609	1,867,558
BankFinancial Corp.	6,650	67,897
BankUnited, Inc.	34,329	1,288,711
Bankwell Financial Group, Inc.	2,376	80,784
Banner Corp.	13,612	730,964
Bar Harbor Bankshares	7,294	190,446
Baycom Corp.	4,870	110,306
BCB Bancorp, Inc.	7,033	132,502
Berkshire Hills Bancorp, Inc.	19,410	480,203
Blue Foundry Bancorp *	11,584	146,190
Blue Ridge Bankshares, Inc.	5,700	83,049
BOK Financial Corp.	12,013	996,238
Bridgewater Bancshares, Inc. *	9,163	146,791
Brookline Bancorp, Inc.	29,876	432,007
Business First Bancshares, Inc.	7,335	162,544
Byline Bancorp, Inc.	10,064	236,101
C&F Financial Corp.	1,200	62,160
Cadence Bank	75,313	1,885,838
California BanCorp *	2,455	53,396
Cambridge Bancorp	2,775	226,745
Camden National Corp.	5,912	264,562
Capital Bancorp, Inc.	2,904	65,369
Capital City Bank Group, Inc.	5,225	133,812
Capitol Federal Financial, Inc.	53,758	517,690
Capstar Financial Holdings, Inc.	7,423	149,573
Carter Bankshares, Inc. *	9,825	160,737
Cathay General Bancorp	29,945	1,200,495
CB Financial Services, Inc.	2,090	48,885
CBTX, Inc.	7,451	212,503
Central Pacific Financial Corp.	11,063	267,503
Central Valley Community Bancorp	3,755	72,509
CF Bankshares, Inc.	3,155	66,634
Chemung Financial Corp.	2,055	97,571
ChoiceOne Financial Services, Inc.	2,484	61,951
Citigroup, Inc.	794,957	38,324,877
Citizens & Northern Corp.	5,947	139,219
Citizens Community Bancorp Inc/WI	3,309	43,381
Citizens Financial Group, Inc.	198,976	7,839,654

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Citizens Holdings Co.	2,977	55,075
City Holding Co.	5,897	456,310
Civista Bancshares, Inc.	5,755	119,819
CNB Financial Corp.	7,060	175,441
Coastal Financial Corp. *	3,761	154,351
Codorus Valley Bancorp, Inc.	2,828	67,589
Colony Bankcorp, Inc.	7,200	123,408
Columbia Banking System, Inc.	31,984	898,111
Columbia Financial, Inc. *	14,863	281,654
Comerica, Inc.	52,609	4,308,677
Commerce Bancshares, Inc.	45,242	3,093,196
Community Bank System, Inc.	21,362	1,375,713
Community Trust Bancorp, Inc.	6,513	259,283
ConnectOne Bancorp, Inc.	14,768	411,436
CrossFirst Bankshares, Inc. *	17,386	222,715
Cullen/Frost Bankers, Inc.	22,615	2,991,738
Customers Bancorp, Inc. *	12,292	517,124
CVB Financial Corp.	54,465	1,253,784
Dime Community Bancshares, Inc.	13,235	416,108
Eagle Bancorp Montana, Inc.	2,758	55,987
Eagle Bancorp, Inc.	12,531	630,936
East West Bancorp, Inc.	56,357	4,018,254
Eastern Bankshares, Inc.	68,264	1,307,938
Enterprise Bancorp, Inc.	4,403	149,482
Enterprise Financial Services Corp.	14,772	652,479
Equity Bancshares, Inc., Class A	6,265	191,270
Esquire Financial Holdings, Inc. *	3,488	125,568
ESSA Bancorp, Inc.	3,176	54,627
Essent Group Ltd.	43,661	1,769,580
Evans Bancorp, Inc.	2,622	99,951
F.N.B. Corp.	134,293	1,547,055
Farmers & Merchants Bancorp, Inc.	4,577	175,070
Farmers National Banc Corp.	11,790	180,623
FB Financial Corp.	14,601	562,577
Federal Agricultural Mortgage Corp., Class C	4,048	414,637
Fidelity D&D Bancorp, Inc.	2,594	96,419
Fifth Third Bancorp	275,198	10,328,181
Finance Of America Cos., Inc., Class A *	18,960	42,850
Financial Institutions, Inc.	6,134	170,771
Finward Bancorp	1,806	72,023
First BanCorp	79,325	1,079,613
First BanCorp (North Carolina)	14,206	532,157
First Bank	6,451	91,991
First Busey Corp.	21,193	476,207
First Business Financial Services, Inc.	2,369	82,133
First Capital, Inc.	1,074	39,727
First Citizens BancShares, Inc., Class A	5,327	3,405,977
First Commonwealth Financial Corp.	36,503	492,060
First Community Bankshares, Inc.	6,431	171,258
First Community Corp.	4,537	89,923
First Financial Bancorp	37,574	768,388
First Financial Bankshares, Inc.	52,979	2,118,100
First Financial Corp.	4,975	212,035
First Financial Northwest, Inc.	2,960	50,616
First Foundation, Inc.	20,219	449,266
First Guaranty Bancshares, Inc.	2,887	66,401
First Hawaiian, Inc.	50,862	1,200,852
First Horizon Corp.	214,094	4,791,424
First Internet Bancorp	3,435	132,213
First Interstate BancSystem, Inc., Class A	33,003	1,073,258
First Merchants Corp.	22,926	898,470
First Mid Bancshares, Inc.	7,244	261,074
First National Corp/VA	2,648	55,952
First Northwest Bancorp	3,416	71,634
SECURITY	NUMBER OF SHARES	VALUE ($)
First Republic Bank	72,083	10,756,225
First Savings Financial Group, Inc.	2,580	64,345
First United Corp.	2,902	65,034
First Western Financial, Inc. *	2,700	88,614
Five Star Bancorp	2,089	52,121
Flagstar Bancorp, Inc.	20,787	733,781
Flushing Financial Corp.	11,960	257,140
FNCB Bancorp, Inc.	8,643	77,960
Franklin Financial Services Corp.	1,992	64,581
FS Bancorp, Inc.	3,250	95,518
Fulton Financial Corp.	64,252	974,703
FVCBankcorp, Inc. *	3,533	72,992
German American Bancorp, Inc.	10,374	364,127
Glacier Bancorp, Inc.	42,998	1,967,588
Great Southern Bancorp, Inc.	4,382	248,635
Greene County Bancorp, Inc.	1,606	83,849
Guaranty Bancshares, Inc.	3,254	111,938
Hancock Whitney Corp.	34,250	1,601,872
Hanmi Financial Corp.	11,514	266,549
HarborOne Bancorp, Inc.	17,819	238,596
Hawthorn Bancshares, Inc.	1,910	49,927
HBT Financial, Inc.	4,303	73,926
Heartland Financial USA, Inc.	15,629	684,081
Heritage Commerce Corp.	26,977	302,952
Heritage Financial Corp.	13,595	329,271
Hilltop Holdings, Inc.	24,267	618,566
HMN Financial, Inc.	2,233	53,994
Home Bancorp, Inc.	3,387	129,824
Home BancShares, Inc.	59,965	1,296,443
HomeStreet, Inc.	8,248	334,786
HomeTrust Bancshares, Inc.	6,004	162,288
Hope Bancorp, Inc.	46,775	668,883
Horizon Bancorp, Inc.	16,744	292,685
Huntington Bancshares, Inc.	581,064	7,640,992
Independent Bank Corp.	19,345	1,492,660
Independent Bank Corp., Michigan	9,450	186,543
Independent Bank Group, Inc.	14,400	976,320
International Bancshares Corp.	22,040	876,972
Investar Holding Corp.	3,327	65,542
JPMorgan Chase & Co.	1,185,365	141,485,166
Kearny Financial Corp.	29,182	346,099
KeyCorp	369,764	7,140,143
Lakeland Bancorp, Inc.	25,893	389,172
Lakeland Financial Corp.	10,277	748,371
Landmark Bancorp, Inc.	1,884	48,136
LCNB Corp.	4,536	72,939
Live Oak Bancshares, Inc.	12,688	537,083
loanDepot, Inc., Class A	7,348	22,411
Luther Burbank Corp.	6,821	90,515
M&T Bank Corp.	72,215	12,033,908
Macatawa Bank Corp.	11,932	104,405
MainStreet Bancshares, Inc.	3,000	76,770
Malvern Bancorp, Inc. *	3,772	60,654
Mercantile Bank Corp.	5,614	176,280
Merchants Bancorp	10,608	249,500
Meridian Corp.	2,200	69,080
Meta Financial Group, Inc.	11,759	513,280
Metrocity Bankshares, Inc.	7,254	147,837
Metropolitan Bank Holding Corp. *	4,109	365,906
MGIC Investment Corp.	129,287	1,688,488
Mid Penn Bancorp, Inc.	5,299	136,873
Middlefield Banc Corp.	1,808	47,731
Midland States Bancorp, Inc.	8,103	213,595
MidWestOne Financial Group, Inc.	5,588	166,969
Mr Cooper Group, Inc. *	30,139	1,355,351
MVB Financial Corp.	4,658	186,599
National Bank Holdings Corp., Class A	12,545	458,018

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
National Bankshares, Inc.	2,688	92,467
NBT Bancorp, Inc.	17,646	621,139
New York Community Bancorp, Inc.	184,996	1,709,363
Nicolet Bankshares, Inc. *	4,999	406,819
NMI Holdings, Inc., Class A *	33,895	622,990
Northeast Bank	3,473	129,960
Northeast Community Bancorp, Inc.	7,802	87,538
Northfield Bancorp, Inc.	19,213	251,498
Northrim BanCorp, Inc.	2,596	104,022
Northwest Bancshares, Inc.	50,360	638,565
Norwood Financial Corp.	3,216	90,112
Oak Valley Bancorp	3,417	59,729
OceanFirst Financial Corp.	25,110	470,310
Ocwen Financial Corp. *	3,090	64,272
OFG Bancorp	20,772	552,120
Ohio Valley Banc Corp.	2,640	80,494
Old National Bancorp	117,524	1,781,664
Old Point Financial Corp.	2,934	76,255
Old Second Bancorp, Inc.	18,825	259,220
OP Bancorp	5,251	68,053
Origin Bancorp, Inc.	9,138	344,320
Orrstown Financial Services, Inc.	4,618	108,892
Pacific Premier Bancorp, Inc.	37,748	1,183,777
PacWest Bancorp	47,124	1,549,908
Park National Corp.	5,879	692,840
Parke Bancorp, Inc.	4,518	108,703
PCB Bancorp	6,102	130,278
PCSB Financial Corp.	6,385	116,973
Peapack-Gladstone Financial Corp.	6,653	206,176
Penns Woods Bancorp, Inc.	2,250	52,650
PennyMac Financial Services, Inc.	12,693	616,372
Peoples Bancorp of North Carolina, Inc.	2,090	57,036
Peoples Bancorp, Inc.	9,923	272,089
Peoples Financial Services Corp.	2,448	121,519
Pinnacle Financial Partners, Inc.	30,267	2,347,206
Pioneer Bancorp, Inc. *	7,267	75,577
Plumas Bancorp	2,267	79,798
Ponce Financial Group, Inc. *	10,983	114,223
Popular, Inc.	31,435	2,451,616
Preferred Bank	5,143	345,198
Premier Financial Corp.	14,638	388,493
Primis Financial Corp.	10,278	140,295
Professional Holding Corp., Class A *	5,294	118,480
Prosperity Bancshares, Inc.	37,615	2,459,269
Provident Bancorp, Inc.	6,035	96,077
Provident Financial Holdings, Inc.	3,562	54,107
Provident Financial Services, Inc.	31,084	687,889
Prudential Bancorp, Inc.	4,154	64,470
QCR Holdings, Inc.	5,706	309,779
Radian Group, Inc.	71,734	1,534,390
Randolph Bancorp Inc.	3,850	101,409
RBB Bancorp	6,159	131,741
Red River Bancshares, Inc.	1,976	107,198
Regions Financial Corp.	380,981	7,893,926
Renasant Corp.	21,908	652,639
Republic Bancorp, Inc., Class A	3,903	162,677
Republic First Bancorp, Inc. *	17,184	72,001
Richmond Mutual BanCorp., Inc.	4,348	71,220
Riverview Bancorp, Inc.	11,437	80,516
Rocket Cos., Inc., Class A (a)	52,095	461,041
S&T Bancorp, Inc.	15,960	451,030
Salisbury Bancorp, Inc.	1,174	62,457
Sandy Spring Bancorp, Inc.	17,451	685,301
SB Financial Group, Inc.	3,301	62,719
Seacoast Banking Corp. of Florida	23,023	748,248
Security National Financial Corp., Class A *	6,394	63,748
SECURITY	NUMBER OF SHARES	VALUE ($)
ServisFirst Bancshares, Inc.	19,673	1,580,135
Shore Bancshares, Inc.	7,388	148,720
Sierra Bancorp	5,893	128,173
Signature Bank	25,183	6,100,582
Silvergate Capital Corp., Class A *	12,191	1,425,859
Simmons First National Corp., Class A	49,982	1,193,070
SmartFinancial, Inc.	5,999	147,095
Sound Financial Bancorp, Inc.	1,714	65,115
South Plains Financial, Inc.	6,076	146,735
Southern First Bancshares, Inc. *	2,701	123,436
Southern Missouri Bancorp, Inc.	3,020	127,444
Southside Bancshares, Inc.	12,464	488,464
SouthState Corp.	30,873	2,390,805
Sterling Bancorp, Inc. *	12,015	82,062
Stock Yards Bancorp, Inc.	9,696	506,907
Summit Financial Group, Inc.	3,433	93,549
SVB Financial Group *	23,574	11,495,625
Synovus Financial Corp.	59,304	2,463,488
Territorial Bancorp, Inc.	4,386	99,606
Texas Capital Bancshares, Inc. *	20,625	1,059,300
TFS Financial Corp.	19,389	290,641
The Bancorp, Inc. *	23,768	539,296
The Bank of Princeton	1,590	47,732
The Community Financial Corp.	1,951	79,874
The First BanCorp, Inc.	3,885	109,363
The First Bancshares, Inc.	9,237	297,339
The First of Long Island Corp.	9,143	153,420
The Hingham Institution For Savings	701	226,472
The PNC Financial Services Group, Inc.	168,344	27,961,938
Timberland Bancorp, Inc.	4,336	114,514
Tompkins Financial Corp.	4,611	336,603
Towne Bank	26,093	719,384
TriCo Bancshares	11,458	430,248
TriState Capital Holdings, Inc. *	12,023	363,215
Triumph Bancorp, Inc. *	9,395	652,389
Truist Financial Corp.	535,573	25,894,955
TrustCo Bank Corp.	7,606	236,927
Trustmark Corp.	24,442	681,443
U.S. Bancorp	541,391	26,289,947
UMB Financial Corp.	17,070	1,539,373
Umpqua Holdings Corp.	86,074	1,423,664
United Bancshares, Inc.	1,702	57,681
United Bankshares, Inc.	55,224	1,836,750
United Community Banks, Inc.	41,466	1,249,785
United Security Bancshares	6,461	51,882
Unity Bancorp, Inc.	2,636	76,049
Univest Financial Corp.	11,205	282,366
UWM Holdings Corp. (a)	36,026	133,656
Valley National Bancorp	166,893	1,999,378
Velocity Financial, Inc. *	8,360	89,452
Veritex Holdings, Inc.	20,134	661,402
Virginia National Bankshares Corp.	2,875	98,785
Walker & Dunlop, Inc.	11,624	1,392,090
Washington Federal, Inc.	26,538	807,551
Washington Trust Bancorp, Inc.	7,405	347,591
Waterstone Financial, Inc.	8,861	142,308
Webster Financial Corp.	71,738	3,586,183
Wells Fargo & Co.	1,558,385	67,992,338
WesBanco, Inc.	25,094	809,031
West Bancorp, Inc.	6,313	157,825
Westamerica Bancorp	11,038	650,359
Western Alliance Bancorp	42,363	3,224,248
Western New England Bancorp, Inc.	10,349	88,898
William Penn Bancorp, Inc.	5,137	62,671
Wintrust Financial Corp.	23,500	2,052,020
WSFS Financial Corp.	26,075	1,044,825

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zions Bancorp NA	61,091	3,452,252
		678,301,428

Capital Goods 5.8%
3M Co.	228,814	32,999,555
A.O. Smith Corp.	52,388	3,061,031
AAON, Inc.	16,347	796,753
AAR Corp. *	13,299	624,787
Acuity Brands, Inc.	13,884	2,394,712
Advanced Drainage Systems, Inc.	22,663	2,322,051
Advent Technologies Holdings, Inc. *	14,101	27,497
AECOM	57,253	4,039,772
Aerojet Rocketdyne Holdings, Inc. *	30,309	1,211,754
AeroVironment, Inc. *	9,225	740,952
AerSale Corp. *	7,373	106,761
AGCO Corp.	24,610	3,135,314
AgEagle Aerial Systems, Inc. *(a)	34,491	27,803
Agrify Corp. *	6,729	19,447
Air Lease Corp.	43,635	1,757,618
Alamo Group, Inc.	3,894	492,357
Albany International Corp., Class A	12,832	1,003,719
Allegion plc	35,770	4,086,365
Allied Motion Technologies, Inc.	5,231	127,323
Allison Transmission Holdings, Inc.	41,264	1,544,924
Alta Equipment Group, Inc. *	12,019	135,214
Altra Industrial Motion Corp.	26,355	1,027,845
Ameresco, Inc., Class A *	12,448	627,877
American Superconductor Corp. *	9,332	49,740
American Woodmark Corp. *	7,275	340,834
AMETEK, Inc.	92,691	11,703,166
API Group Corp. *	85,408	1,585,172
Apogee Enterprises, Inc.	9,940	437,360
Applied Industrial Technologies, Inc.	15,114	1,582,285
Archer Aviation, Inc., Class A *	44,717	206,145
Arcosa, Inc.	19,870	1,063,641
Argan, Inc.	6,506	239,291
Armstrong World Industries, Inc.	19,062	1,613,789
Array Technologies, Inc. *	46,922	306,401
Astec Industries, Inc.	9,069	354,598
Astra Space, Inc. *(a)	47,686	152,595
Astronics Corp. *	9,549	92,530
Atkore, Inc. *	18,063	1,735,854
Axon Enterprise, Inc. *	27,395	3,073,719
AZZ, Inc.	10,075	459,823
Babcock & Wilcox Enterprises, Inc. *	19,797	148,675
Barnes Group, Inc.	18,378	617,133
Beacon Roofing Supply, Inc. *	22,597	1,347,459
Beam Global *	3,328	51,384
Berkshire Grey, Inc. *	16,368	39,774
Blink Charging Co. *	16,166	308,771
Bloom Energy Corp., Class A *	60,174	1,116,829
Blue Bird Corp. *	8,873	142,234
BlueLinx Holdings, Inc. *	3,850	256,679
Boise Cascade Co.	15,688	1,185,699
Bowman Consulting Group Ltd. *	3,474	57,981
Builders FirstSource, Inc. *	76,514	4,710,967
BWX Technologies, Inc.	36,693	1,905,101
Byrna Technologies, Inc. *	5,967	35,325
Cadre Holdings, Inc.	2,400	60,912
Carlisle Cos., Inc.	20,945	5,432,295
Carrier Global Corp.	342,596	13,111,149
Caterpillar, Inc.	216,884	45,662,757
ChargePoint Holdings, Inc. *(a)	68,717	889,198
Chart Industries, Inc. *	14,291	2,412,607
CIRCOR International, Inc. *	7,526	147,886
Columbus McKinnon Corp.	11,251	398,848
Comfort Systems USA, Inc.	14,313	1,208,303
SECURITY	NUMBER OF SHARES	VALUE ($)
Commercial Vehicle Group, Inc. *	13,417	96,334
Concrete Pumping Holdings, Inc. *	13,082	72,998
Construction Partners, Inc., Class A *	17,169	443,132
Core & Main, Inc., Class A *	22,359	531,250
Cornerstone Building Brands, Inc. *	21,134	515,458
Crane Co.	20,005	1,925,081
CSW Industrials, Inc.	6,249	659,332
Cummins, Inc.	57,043	10,791,965
Curtiss-Wright Corp.	15,856	2,265,981
Custom Truck One Source, Inc. *	20,729	136,190
Deere & Co.	112,474	42,464,559
Desktop Metal, Inc., Class A *	84,667	297,181
Donaldson Co., Inc.	49,449	2,424,979
Douglas Dynamics, Inc.	8,714	269,785
Dover Corp.	57,605	7,678,746
Ducommun, Inc. *	4,035	206,067
DXP Enterprises, Inc. *	6,811	160,944
Dycom Industries, Inc. *	12,249	1,040,063
Eaton Corp. plc	160,088	23,215,962
EMCOR Group, Inc.	21,158	2,252,904
Emerson Electric Co.	238,118	21,473,481
Encore Wire Corp.	8,057	908,910
Energy Recovery, Inc. *	14,554	269,540
Enerpac Tool Group Corp.	24,373	489,410
EnerSys	16,600	1,086,636
Enovix Corp. *	39,441	356,547
EnPro Industries, Inc.	8,032	748,663
Eos Energy Enterprises, Inc. *(a)	16,536	35,056
Esab Corp. *	18,131	852,157
ESCO Technologies, Inc.	10,544	658,473
ESS Tech, Inc. *(a)	32,863	183,047
Evoqua Water Technologies Corp. *	48,575	2,025,092
Fastenal Co.	230,784	12,764,663
Fathom Digital Manufacturing Corp. *	6,626	45,057
Federal Signal Corp.	25,198	857,488
Flowserve Corp.	51,889	1,697,289
Fluence Energy, Inc. *	13,130	120,402
Fluor Corp. *	56,115	1,388,846
Fortive Corp.	143,619	8,258,092
Fortune Brands Home & Security, Inc.	54,204	3,862,035
Franklin Electric Co., Inc.	15,234	1,065,466
FTC Solar, Inc. *	7,870	22,036
FuelCell Energy, Inc. *	149,698	610,768
Gates Industrial Corp. plc *	38,433	490,021
GATX Corp.	14,201	1,468,241
Gencor Industries, Inc. *	5,594	56,052
Generac Holdings, Inc. *	25,457	5,584,757
General Dynamics Corp.	92,349	21,843,309
General Electric Co.	441,410	32,907,115
Gibraltar Industries, Inc. *	12,898	488,060
Global Industrial Co.	6,016	185,654
GMS, Inc. *	17,607	844,256
Graco, Inc.	68,464	4,246,137
GrafTech International Ltd.	82,134	745,777
Graham Corp.	9,200	67,068
Granite Construction, Inc.	18,554	550,126
Great Lakes Dredge & Dock Corp. *	25,323	349,711
Griffon Corp.	19,214	359,494
H&E Equipment Services, Inc.	13,285	471,352
Hayward Holdings, Inc. *	18,064	287,218
HEICO Corp.	16,941	2,392,577
HEICO Corp., Class A	29,857	3,482,520
Heliogen, Inc. *	38,222	146,772
Helios Technologies, Inc.	12,936	869,040
Herc Holdings, Inc.	10,206	1,304,531
Hexcel Corp.	33,305	1,810,460
Hillenbrand, Inc.	28,985	1,183,168
Hillman Solutions Corp. *	43,480	505,672

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Honeywell International, Inc.	274,963	53,208,090
Howmet Aerospace, Inc.	151,424	5,166,587
Hubbell, Inc.	21,762	4,251,424
Hudson Technologies, Inc. *	13,002	87,243
Huntington Ingalls Industries, Inc.	16,251	3,457,238
Hurco Cos., Inc.	3,214	91,181
Huttig Building Products, Inc. *	8,502	90,801
Hydrofarm Holdings Group, Inc. *	13,508	129,001
Hyliion Holdings Corp. *	43,572	139,866
Hyster-Yale Materials Handling, Inc.	5,176	159,007
Hyzon Motors, Inc. *(a)	34,280	136,092
IDEX Corp.	30,427	5,775,653
IES Holdings, Inc. *	3,807	111,545
Illinois Tool Works, Inc.	114,045	22,479,410
Infrastructure and Energy Alternatives, Inc. *	11,142	104,178
Ingersoll Rand, Inc.	163,872	7,203,813
INNOVATE Corp. *	23,119	70,051
Innovative Solutions and Support, Inc. *	6,865	51,350
Insteel Industries, Inc.	7,734	328,076
ITT, Inc.	34,184	2,400,400
Janus International Group, Inc. *	21,097	199,578
JELD-WEN Holding, Inc. *	37,342	776,340
John Bean Technologies Corp.	13,192	1,555,205
Johnson Controls International plc	281,929	16,879,089
Kadant, Inc.	4,683	866,355
Kaman Corp.	10,950	427,159
Kennametal, Inc.	33,624	865,145
Kratos Defense & Security Solutions, Inc. *	49,013	743,527
KULR Technology Group, Inc. *	32,998	52,797
L.B. Foster Co., Class A *	6,549	92,996
L3Harris Technologies, Inc.	78,672	18,272,359
Lawson Products, Inc. *	4,091	155,417
Lennox International, Inc.	13,526	2,883,608
Lightning eMotors, Inc. *(a)	12,049	51,570
Lincoln Electric Holdings, Inc.	23,668	3,188,790
Lindsay Corp.	4,259	575,604
LiqTech International, Inc. *	5,399	7,667
Lockheed Martin Corp.	97,202	42,002,928
LSI Industries, Inc.	8,731	62,776
Luxfer Holdings plc	12,212	197,102
Manitex International, Inc. *	9,465	73,070
Markforged Holding Corp. *	26,794	91,368
Masco Corp.	96,197	5,068,620
Masonite International Corp. *	9,341	724,114
MasTec, Inc. *	23,609	1,700,084
Matrix Service Co. *	10,847	73,760
Maxar Technologies, Inc.	29,232	941,563
Mayville Engineering Co., Inc. *	3,327	27,548
McGrath RentCorp	9,768	815,237
MDU Resources Group, Inc.	81,424	2,097,482
Mercury Systems, Inc. *	22,466	1,253,378
Meritor, Inc. *	28,839	1,035,608
Microvast Holdings, Inc. *	97,472	483,461
Miller Industries, Inc.	4,490	120,377
Momentus, Inc. *	21,399	59,917
Moog, Inc., Class A	11,760	939,271
MRC Global, Inc. *	25,271	302,999
MSC Industrial Direct Co., Inc., Class A	19,028	1,576,660
Mueller Industries, Inc.	22,783	1,233,699
Mueller Water Products, Inc., Class A	61,271	737,090
MYR Group, Inc. *	6,517	515,430
National Presto Industries, Inc.	2,089	148,591
Nikola Corp. *(a)	83,031	596,163
NN, Inc. *	15,065	45,647
SECURITY	NUMBER OF SHARES	VALUE ($)
Nordson Corp.	21,580	4,654,590
Northrop Grumman Corp.	58,941	25,898,675
Northwest Pipe Co. *	4,179	111,621
NOW, Inc. *	46,130	502,817
Nuvve Holding Corp. *(a)	5,571	39,833
NV5 Global, Inc. *	4,845	580,431
nVent Electric plc	69,196	2,337,441
Ocean Power Technologies, Inc. *	12,445	13,192
Omega Flex, Inc.	1,422	157,842
Orbital Energy Group, Inc. *(a)	25,895	30,815
Oshkosh Corp.	26,910	2,487,560
Otis Worldwide Corp.	170,382	12,410,625
Owens Corning	40,195	3,654,931
PACCAR, Inc.	139,438	11,580,326
Park Aerospace Corp.	7,178	83,983
Parker-Hannifin Corp.	51,555	13,962,125
Park-Ohio Holdings Corp.	3,600	34,524
Parsons Corp. *	10,826	399,804
Pentair plc	66,107	3,354,930
PGT Innovations, Inc. *	23,218	412,584
Plug Power, Inc. *	209,675	4,407,368
Powell Industries, Inc.	4,706	90,826
Preformed Line Products Co.	1,000	59,500
Primoris Services Corp.	21,483	497,976
Proterra, Inc. *	75,070	466,185
Proto Labs, Inc. *	10,832	461,552
Quanex Building Products Corp.	13,160	252,935
Quanta Services, Inc.	57,461	6,664,327
Raytheon Technologies Corp.	597,878	56,744,601
RBC Bearings, Inc. *	11,828	1,991,244
Redwire Corp. *	10,290	61,946
Regal Rexnord Corp.	27,087	3,446,550
Resideo Technologies, Inc. *	57,299	1,288,654
REV Group, Inc.	13,252	157,964
Rocket Lab USA, Inc. *	55,280	407,966
Rockwell Automation, Inc.	46,597	11,773,664
Romeo Power, Inc. *	33,185	36,503
Rush Enterprises, Inc., Class A	17,229	876,611
Rush Enterprises, Inc., Class B	2,625	127,181
Sarcos Technology and Robotics Corp. *	22,544	105,957
Sensata Technologies Holding plc *	63,137	2,867,051
SES AI Corp. *	41,213	265,412
Shoals Technologies Group, Inc., Class A *	40,821	407,394
Simpson Manufacturing Co., Inc.	17,274	1,790,796
SiteOne Landscape Supply, Inc. *	18,061	2,547,143
Snap-on, Inc.	21,319	4,530,074
Spirit AeroSystems Holdings, Inc., Class A	42,601	1,790,946
SPX Corp. *	18,132	759,731
Standex International Corp.	5,054	475,278
Stanley Black & Decker, Inc.	65,583	7,879,797
Stem, Inc. *	51,872	371,922
Sterling Construction Co., Inc. *	11,440	261,862
Sunrun, Inc. *	82,771	1,653,765
Sunworks, Inc. *	8,821	15,260
Tecnoglass, Inc.	9,485	211,800
Tennant Co.	7,439	480,411
Terex Corp.	27,676	940,984
Textron, Inc.	88,715	6,143,514
The AZEK Co., Inc. *	45,674	970,116
The Boeing Co. *	220,015	32,747,033
The Eastern Co.	3,338	77,108
The Gorman-Rupp Co.	9,748	310,571
The Greenbrier Cos., Inc.	13,417	573,040
The Manitowoc Co., Inc. *	15,925	210,847
The Middleby Corp. *	22,393	3,446,059

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
The Shyft Group, Inc.	13,156	335,083
The Timken Co.	27,405	1,579,624
The Toro Co.	42,112	3,374,435
Thermon Group Holdings, Inc. *	14,218	213,270
Titan International, Inc. *	22,601	313,250
Titan Machinery, Inc. *	7,620	179,680
TPI Composites, Inc. *	18,279	209,112
Trane Technologies plc	93,925	13,139,168
Transcat, Inc. *	2,925	213,525
TransDigm Group, Inc. *	21,132	12,569,525
Trex Co., Inc. *	46,082	2,681,512
Trinity Industries, Inc.	32,522	902,160
Triton International Ltd.	26,779	1,635,929
Triumph Group, Inc. *	27,104	610,924
Tutor Perini Corp. *	16,006	148,376
Twin Disc, Inc. *	6,830	95,552
UFP Industries, Inc.	25,235	1,952,432
United Rentals, Inc. *	29,065	9,199,654
Univar Solutions, Inc. *	68,094	1,982,897
Valmont Industries, Inc.	8,698	2,164,149
Vectrus, Inc. *	4,452	160,717
Velo3D, Inc. *	23,266	81,431
Veritiv Corp. *	5,354	752,451
Vertiv Holdings Co.	120,492	1,509,765
Vicor Corp. *	8,547	517,264
View, Inc. *	23,483	36,164
Virgin Galactic Holdings, Inc. *	70,886	530,936
W.W. Grainger, Inc.	17,358	8,679,521
Wabash National Corp.	19,725	282,265
Watsco, Inc.	13,171	3,513,759
Watts Water Technologies, Inc., Class A	11,119	1,417,228
Welbilt, Inc. *	51,196	1,209,249
WESCO International, Inc. *	17,995	2,218,064
Westinghouse Air Brake Technologies Corp.	74,701	6,716,367
Willis Lease Finance Corp. *	1,955	60,800
WillScot Mobile Mini Holdings Corp. *	88,874	3,119,477
Woodward, Inc.	25,271	2,791,940
Xos, Inc. *	22,000	66,220
Xylem, Inc.	72,536	5,839,148
Zurn Water Solutions Corp.	49,626	1,549,324
		963,290,068

Commercial & Professional Services 1.1%
ABM Industries, Inc.	27,036	1,305,028
Acacia Research Corp. *	22,984	107,795
ACCO Brands Corp.	38,103	279,295
Acme United Corp.	1,957	64,561
ACV Auctions, Inc., Class A *	40,014	534,187
Alight, Inc., Class A *	99,323	853,185
Aqua Metals, Inc. *	23,651	22,729
ARC Document Solutions, Inc.	19,042	72,360
Aris Water Solution, Inc., Class A	7,500	127,050
ASGN, Inc. *	20,801	2,359,873
Atlas Technical Consultants, Inc. *	9,570	115,797
Aurora Innovation, Inc. *(a)	98,981	421,659
Barrett Business Services, Inc.	3,084	221,955
BGSF, Inc.	5,301	64,725
BlackSky Technology, Inc. *	21,423	33,634
Booz Allen Hamilton Holding Corp.	53,452	4,363,287
Brady Corp., Class A	19,610	877,548
BrightView Holdings, Inc. *	21,214	268,569
CACI International, Inc., Class A *	9,405	2,495,146
Casella Waste Systems, Inc., Class A *	20,022	1,646,609
CBIZ, Inc. *	21,051	881,826
CECO Environmental Corp. *	14,190	67,403
SECURITY	NUMBER OF SHARES	VALUE ($)
Cimpress plc *	8,080	408,121
Cintas Corp.	35,248	14,002,620
Clarivate plc *	159,504	2,501,023
Clean Harbors, Inc. *	19,803	2,077,929
Copart, Inc. *	85,653	9,734,463
CoreCivic, Inc. *	47,365	588,747
CoStar Group, Inc. *	158,757	10,100,120
CRA International, Inc.	2,770	228,165
Deluxe Corp.	16,881	457,137
DLH Holdings Corp. *	3,968	59,917
Driven Brands Holdings, Inc. *	23,641	659,347
Dun & Bradstreet Holdings, Inc. *	60,277	951,774
Ennis, Inc.	10,997	189,698
Equifax, Inc.	48,999	9,972,276
Exponent, Inc.	21,380	2,048,418
First Advantage Corp. *	15,762	273,628
Forrester Research, Inc. *	4,362	242,920
Franklin Covey Co. *	5,568	223,110
FTI Consulting, Inc. *	13,706	2,161,573
Harsco Corp. *	34,248	350,015
Healthcare Services Group, Inc.	30,421	519,895
Heidrick & Struggles International, Inc.	7,278	232,605
Heritage-Crystal Clean, Inc. *	7,053	192,547
Hill International, Inc. *	27,687	34,332
HireQuest, Inc.	3,059	50,841
HireRight Holdings Corp. *	8,556	147,933
HNI Corp.	17,833	635,568
Hudson Global, Inc. *	1,522	50,180
Huron Consulting Group, Inc. *	10,072	521,528
IAA, Inc. *	54,253	1,988,372
ICF International, Inc.	6,959	687,619
Insperity, Inc.	14,419	1,529,135
Interface, Inc.	23,118	293,367
Jacobs Engineering Group, Inc.	51,679	7,160,125
KAR Auction Services, Inc. *	49,112	719,982
KBR, Inc.	55,781	2,746,099
Kelly Services, Inc., Class A	13,934	268,787
Kforce, Inc.	8,027	562,291
Kimball International, Inc., Class B	14,978	115,031
Korn Ferry	22,010	1,352,294
LegalZoom.com, Inc. *	7,386	105,989
Leidos Holdings, Inc.	56,395	5,837,446
ManpowerGroup, Inc.	21,561	1,944,802
ManTech International Corp., Class A	11,118	893,220
Matthews International Corp., Class A	12,376	368,929
MillerKnoll, Inc.	29,828	946,442
Mistras Group, Inc. *	7,028	39,989
Montrose Environmental Group, Inc. *	10,253	465,179
MSA Safety, Inc.	14,409	1,739,022
Nielsen Holdings plc	143,154	3,837,959
Odyssey Marine Exploration Inc. *	9,740	57,856
Performant Financial Corp. *	14,263	32,662
Perma-Fix Environmental Services, Inc. *	10,441	59,409
Pitney Bowes, Inc.	64,043	337,507
Planet Labs PBC *	76,061	382,587
Quad Graphics, Inc. *	18,674	126,610
Quest Resource Holding Corp. *	7,972	43,687
Red Violet, Inc. *	5,306	138,380
Republic Services, Inc.	83,540	11,216,916
Resources Connection, Inc.	11,300	194,247
Robert Half International, Inc.	43,655	4,291,723
Rollins, Inc.	90,438	3,033,291
Science Applications International Corp.	23,072	1,920,283
Skillsoft Corp. *	26,828	143,530
SP Plus Corp. *	10,202	290,757

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Spire Global, Inc. *	38,120	63,279
Steelcase, Inc., Class A	35,546	416,955
Stericycle, Inc. *	36,682	1,841,070
Sterling Check Corp. *	5,532	143,721
Tetra Tech, Inc.	21,808	3,037,418
The Brink's Co.	19,550	1,152,472
The GEO Group, Inc. *	52,634	343,700
TransUnion	76,908	6,730,988
TriNet Group, Inc. *	15,087	1,338,217
TrueBlue, Inc. *	14,017	358,415
U.S. Ecology, Inc. *	12,725	610,673
UniFirst Corp.	6,133	1,056,716
Upwork, Inc. *	48,449	1,015,976
Verisk Analytics, Inc.	64,513	13,163,878
Viad Corp. *	8,115	265,766
Vidler Water Resouces, Inc. *	7,559	118,979
VSE Corp.	4,945	214,168
Waste Management, Inc.	153,952	25,315,867
Willdan Group, Inc. *	5,928	159,345
		190,019,778

Consumer Durables & Apparel 1.3%
Acushnet Holdings Corp.	13,529	551,171
Allbirds, Inc., Class A *	8,000	40,640
American Outdoor Brands, Inc. *	6,310	79,506
AMMO, Inc. *(a)	41,078	166,366
Aterian, Inc. *(a)	25,581	131,231
Bassett Furniture Industries, Inc.	3,697	61,222
Beazer Homes USA, Inc. *	12,288	185,303
Brunswick Corp.	31,105	2,351,849
Callaway Golf Co. *	47,500	1,042,150
Capri Holdings Ltd. *	59,405	2,833,618
Carter's, Inc.	16,829	1,417,675
Cavco Industries, Inc. *	3,464	818,370
Century Communities, Inc.	12,007	633,009
Clarus Corp.	9,942	222,204
Columbia Sportswear Co.	13,746	1,129,371
Cricut, Inc., Class A *	14,353	166,782
Crocs, Inc. *	23,782	1,579,838
Culp, Inc.	8,788	56,770
D.R. Horton, Inc.	129,521	9,013,366
Deckers Outdoor Corp. *	10,847	2,882,590
Delta Apparel, Inc. *	1,907	55,265
Dream Finders Homes, Inc., Class A *	7,252	125,677
Ethan Allen Interiors, Inc.	8,881	210,835
Flexsteel Industries, Inc.	2,656	57,609
Fossil Group, Inc. *	18,877	186,505
Garmin Ltd.	61,173	6,713,125
Genius Brands International, Inc. *	106,285	75,462
G-III Apparel Group Ltd. *	18,840	498,883
GoPro, Inc., Class A *	54,737	488,254
Green Brick Partners, Inc. *	18,657	367,543
Hamilton Beach Brands Holding Co., Class A	4,511	42,223
Hanesbrands, Inc.	140,606	1,864,436
Hasbro, Inc.	52,048	4,583,347
Helen of Troy Ltd. *	9,690	2,078,602
Hooker Furnishings Corp.	5,242	88,380
Hovnanian Enterprises, Inc., Class A *	2,021	93,006
Installed Building Products, Inc.	9,298	748,210
iRobot Corp. *	10,794	546,716
JAKKS Pacific, Inc. *	3,907	53,331
Johnson Outdoors, Inc., Class A	2,877	220,033
KB Home	33,891	1,099,085
Kontoor Brands, Inc.	19,047	756,737
Lakeland Industries, Inc. *	3,608	58,377
Landsea Homes Corp. *	6,542	54,495
SECURITY	NUMBER OF SHARES	VALUE ($)
Latham Group, Inc. *	12,426	149,112
La-Z-Boy, Inc.	16,981	446,261
Legacy Housing Corp. *	5,786	101,371
Leggett & Platt, Inc.	53,966	1,922,809
Lennar Corp., Class A	109,675	8,389,041
Levi Strauss & Co., Class A	40,543	734,234
LGI Homes, Inc. *	8,810	825,585
Lifetime Brands, Inc.	5,000	63,100
Lululemon Athletica, Inc. *	47,116	16,708,747
M.D.C. Holdings, Inc.	22,339	824,532
M/I Homes, Inc. *	11,656	516,128
Malibu Boats, Inc., Class A *	8,074	406,041
Marine Products Corp.	5,165	60,637
MasterCraft Boat Holdings, Inc. *	6,845	164,759
Mattel, Inc. *	139,854	3,399,851
Meritage Homes Corp. *	14,776	1,219,759
Mohawk Industries, Inc. *	22,209	3,132,802
Movado Group, Inc.	6,936	249,488
Nautilus, Inc. *	11,457	34,486
Newell Brands, Inc.	151,715	3,512,202
NIKE, Inc., Class B	511,507	63,784,923
NVR, Inc. *	1,311	5,737,211
Oxford Industries, Inc.	6,695	599,872
Peloton Interactive, Inc., Class A *	120,615	2,117,999
PLBY Group, Inc. *	8,521	75,326
Polaris, Inc.	22,833	2,167,765
PulteGroup, Inc.	99,031	4,135,535
Purple Innovation, Inc. *	21,057	86,755
PVH Corp.	28,339	2,062,512
Ralph Lauren Corp.	18,519	1,932,272
Rocky Brands, Inc.	2,734	105,286
Skechers U.S.A., Inc., Class A *	54,061	2,070,536
Skyline Champion Corp. *	21,373	1,090,878
Smith & Wesson Brands, Inc.	20,494	281,383
Snap One Holdings Corp. *	5,366	64,124
Solo Brands, Inc., Class A *(a)	6,000	35,820
Sonos, Inc. *	51,400	1,172,948
Steven Madden Ltd.	30,371	1,247,033
Sturm, Ruger & Co., Inc.	7,246	493,815
Superior Group of Cos., Inc.	5,398	85,828
Tapestry, Inc.	105,001	3,456,633
Taylor Morrison Home Corp. *	48,951	1,282,027
Tempur Sealy International, Inc.	76,218	2,066,270
The Lovesac Co. *	5,293	232,045
Toll Brothers, Inc.	44,872	2,080,715
TopBuild Corp. *	13,151	2,382,172
Traeger, Inc. *(a)	8,943	53,569
Tri Pointe Homes, Inc. *	43,642	902,080
Tupperware Brands Corp. *	19,332	339,857
Under Armour, Inc., Class A *	75,176	1,154,703
Under Armour, Inc., Class C *	84,492	1,198,941
Unifi, Inc. *	5,771	84,661
Universal Electronics, Inc. *	5,443	160,569
Vera Bradley, Inc. *	9,821	60,399
VF Corp.	129,792	6,749,184
Vinco Ventures, Inc. *(a)	55,170	136,822
Vista Outdoor, Inc. *	22,310	785,981
Vizio Holding Corp., Class A *	14,076	101,910
VOXX International Corp. *	5,522	41,802
Vuzix Corp. *(a)	30,051	155,364
Weber, Inc., Class A	6,753	59,291
Whirlpool Corp.	23,749	4,310,918
Wolverine World Wide, Inc.	33,972	673,325
YETI Holdings, Inc. *	34,970	1,708,984
		208,816,155

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Services 2.2%
2U, Inc. *	30,895	308,332
Accel Entertainment, Inc. *	23,774	281,246
ADT, Inc.	57,976	397,136
Adtalem Global Education, Inc. *	20,221	592,678
Airbnb, Inc., Class A *	139,324	21,345,830
American Public Education, Inc. *	7,053	137,110
Aramark	102,234	3,705,982
Bally's Corp. *	11,571	345,279
BBQ Holdings, Inc. *	3,893	56,176
Biglari Holdings, Inc., Class B *	514	70,104
BJ's Restaurants, Inc. *	10,764	299,132
Bloomin' Brands, Inc.	32,233	708,804
Bluegreen Vacations Holding Corp.	5,011	131,789
Booking Holdings, Inc. *	16,478	36,421,488
Bowlero Corp. *	17,069	185,881
Boyd Gaming Corp.	32,911	1,993,748
Bright Horizons Family Solutions, Inc. *	24,630	2,813,731
Brinker International, Inc. *	17,379	631,379
Caesars Entertainment, Inc. *	86,806	5,753,502
Carnival Corp. *	329,637	5,702,720
Carriage Services, Inc.	5,752	246,703
Carrols Restaurant Group, Inc.	33,866	54,186
Century Casinos, Inc. *	13,792	144,402
Chegg, Inc. *	55,423	1,371,165
Chipotle Mexican Grill, Inc. *	11,284	16,425,103
Choice Hotels International, Inc.	13,283	1,865,730
Churchill Downs, Inc.	13,993	2,839,739
Chuy's Holdings, Inc. *	7,554	188,926
Coursera, Inc. *	35,520	668,131
Cracker Barrel Old Country Store, Inc.	9,380	1,041,086
Darden Restaurants, Inc.	51,119	6,733,906
Dave & Buster's Entertainment, Inc. *	15,091	686,640
Denny's Corp. *	27,041	346,666
Dine Brands Global, Inc.	7,293	522,835
Domino’s Pizza, Inc.	14,536	4,913,168
DraftKings, Inc., Class A *	132,800	1,816,704
Drive Shack, Inc. *	31,442	38,674
Duolingo, Inc. *	3,724	322,014
Dutch Bros, Inc., Class A *	9,145	436,857
El Pollo Loco Holdings, Inc. *	9,086	96,766
European Wax Center, Inc., Class A	6,115	167,857
Everi Holdings, Inc. *	36,286	629,925
Expedia Group, Inc. *	60,275	10,533,056
F45 Training Holdings, Inc. *	8,104	71,234
Fiesta Restaurant Group, Inc. *	9,485	64,498
First Watch Restaurant Group, Inc. *	4,000	52,000
Frontdoor, Inc. *	33,738	1,042,842
Full House Resorts, Inc. *	15,255	138,058
GAN Ltd. *	15,594	58,166
Golden Entertainment, Inc. *	8,135	390,155
Golden Nugget Online Gaming, Inc. *	16,581	83,071
Graham Holdings Co., Class B	1,566	927,651
Grand Canyon Education, Inc. *	15,960	1,531,681
H&R Block, Inc.	64,982	1,694,081
Hilton Grand Vacations, Inc. *	35,008	1,639,425
Hilton Worldwide Holdings, Inc. *	112,065	17,402,574
Hyatt Hotels Corp., Class A *	19,993	1,898,535
Inspired Entertainment, Inc. *	10,938	101,614
Jack in the Box, Inc.	8,327	689,143
Krispy Kreme, Inc.	11,318	150,303
Kura Sushi USA, Inc., Class A *	1,489	74,718
Las Vegas Sands Corp. *	137,262	4,863,193
Laureate Education, Inc.	61,641	698,393
Life Time Group Holdings, Inc. *	14,741	210,796
Lincoln Educational Services Corp. *	10,364	74,103
SECURITY	NUMBER OF SHARES	VALUE ($)
Lindblad Expeditions Holdings, Inc. *	13,166	201,571
Lottery.com, Inc. *	13,000	30,940
Marriott International, Inc., Class A *	109,828	19,496,667
Marriott Vacations Worldwide Corp.	17,036	2,543,986
McDonald’s Corp.	299,720	74,678,235
Membership Collective Group, Inc., Class A *	11,814	88,487
MGM Resorts International	152,191	6,245,919
Mister Car Wash, Inc. *	14,706	211,766
Monarch Casino & Resort, Inc. *	5,282	370,532
Nathan's Famous, Inc.	1,549	73,376
Nerdy, Inc. *	25,017	93,063
Noodles & Co. *	16,309	90,841
Norwegian Cruise Line Holdings Ltd. *	168,492	3,374,895
OneSpaWorld Holdings Ltd. *	21,793	218,802
Papa John's International, Inc.	13,268	1,208,051
Penn National Gaming, Inc. *	66,125	2,418,191
Perdoceo Education Corp. *	30,133	336,887
Planet Fitness, Inc., Class A *	33,672	2,694,770
Playa Hotels & Resorts N.V. *	53,100	501,264
PlayAGS, Inc. *	10,629	70,151
Portillo's, Inc., Class A *(a)	7,752	161,474
Potbelly Corp. *	7,813	50,316
PowerSchool Holdings, Inc., Class A *	18,057	273,383
RCI Hospitality Holdings, Inc.	3,130	193,935
Red Robin Gourmet Burgers, Inc. *	6,715	88,571
Red Rock Resorts, Inc., Class A	20,649	907,730
Rover Group, Inc. *	28,892	182,886
Royal Caribbean Cruises Ltd. *	89,828	6,982,330
Rush Street Interactive, Inc. *	20,546	130,467
Ruth's Hospitality Group, Inc.	11,936	250,298
Scientific Games Corp., Class A *	38,824	2,176,473
SeaWorld Entertainment, Inc. *	20,306	1,369,437
Service Corp. International	65,712	4,311,364
Shake Shack, Inc., Class A *	16,049	928,114
Six Flags Entertainment Corp. *	30,964	1,184,992
Sonder Holdings, Inc. *	35,602	159,853
Starbucks Corp.	461,047	34,412,548
StoneMor, Inc. *	9,993	23,683
Strategic Education, Inc.	9,128	589,669
Stride, Inc. *	16,753	658,393
Sweetgreen, Inc., Class A *	5,416	146,232
Target Hospitality Corp. *	11,875	74,337
Terminix Global Holdings, Inc. *	49,231	2,259,211
Texas Roadhouse, Inc.	27,837	2,291,820
The Beachbody Co., Inc. *	37,405	61,344
The Cheesecake Factory, Inc. *	19,007	701,548
The ONE Group Hospitality, Inc. *	8,160	75,970
The Wendy's Co.	71,288	1,408,651
Travel & Leisure Co.	34,672	1,923,603
Udemy, Inc. *	5,819	63,485
Universal Technical Institute, Inc. *	13,059	135,291
Vacasa, Inc., Class A *	39,127	285,627
Vail Resorts, Inc.	16,145	4,103,413
Vivint Smart Home, Inc. *	14,807	77,589
Wingstop, Inc.	11,830	1,085,521
WW International, Inc. *	20,206	197,817
Wyndham Hotels & Resorts, Inc.	37,030	3,257,159
Wynn Resorts Ltd. *	42,199	2,974,186
Xponential Fitness, Inc., Class A *	4,864	100,782
XpresSpa Group, Inc. *	36,286	34,316
Yum! Brands, Inc.	115,590	13,525,186
		372,595,918

Diversified Financials 5.3%
ACRES Commercial Realty Corp. *	3,144	36,093
AFC Gamma, Inc.	5,156	82,548

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Affiliated Managers Group, Inc.	16,590	2,083,206
AG Mortgage Investment Trust, Inc.	10,503	79,718
AGNC Investment Corp.	208,049	2,284,378
Alerus Financial Corp.	5,969	152,508
Ally Financial, Inc.	135,866	5,429,205
A-Mark Precious Metals, Inc.	3,214	253,263
American Express Co.	246,677	43,096,939
Ameriprise Financial, Inc.	44,483	11,809,792
Angel Oak Mortgage, Inc.	4,207	67,985
Annaly Capital Management, Inc.	576,630	3,701,965
Apollo Commercial Real Estate Finance, Inc.	52,283	629,487
Apollo Global Management, Inc.	149,650	7,446,584
Arbor Realty Trust, Inc.	61,086	1,044,571
Ares Commercial Real Estate Corp.	19,753	297,678
Ares Management Corp., Class A	67,104	4,443,627
ARMOUR Residential REIT, Inc. (a)	34,647	254,309
Artisan Partners Asset Management, Inc., Class A	27,059	869,676
Assetmark Financial Holdings, Inc. *	8,457	162,628
Associated Capital Group, Inc., Class A	1,818	71,993
Atlanticus Holdings Corp. *	2,113	90,944
B. Riley Financial, Inc.	6,796	306,907
Bakkt Holdings, Inc. *	11,540	44,083
Berkshire Hathaway, Inc., Class B *	734,529	237,127,997
BGC Partners, Inc., Class A	130,024	471,987
BlackRock, Inc.	57,166	35,710,457
Blackstone Mortgage Trust, Inc., Class A	66,424	1,995,377
Blackstone, Inc.	282,703	28,714,144
Blucora, Inc. *	22,317	451,919
Blue Owl Capital, Inc.	136,574	1,629,328
Bridge Investment Group Holdings, Inc., Class A	9,940	186,673
Brightsphere Investment Group, Inc.	14,000	280,560
BrightSpire Capital, Inc.	37,342	317,407
Broadmark Realty Capital, Inc.	52,655	411,236
Cannae Holdings, Inc. *	33,716	755,238
Capital One Financial Corp.	165,902	20,674,707
Cboe Global Markets, Inc.	43,022	4,860,626
Cherry Hill Mortgage Investment Corp.	7,830	51,286
Chicago Atlantic Real Estate Finance, Inc.	2,817	50,114
Chimera Investment Corp.	93,681	938,684
CME Group, Inc.	144,172	31,622,686
Cohen & Steers, Inc.	10,004	777,211
Coinbase Global, Inc., Class A *	11,717	1,320,623
Consumer Portfolio Services, Inc. *	5,099	58,129
Cowen, Inc., Class A	11,322	258,708
Credit Acceptance Corp. *	3,267	1,674,337
Curo Group Holdings Corp.	9,738	114,324
Diamond Hill Investment Group, Inc.	1,364	229,657
Discover Financial Services	115,332	12,970,237
Donnelley Financial Solutions, Inc. *	11,301	330,780
Dynex Capital, Inc.	15,757	255,736
Elevate Credit, Inc. *	18,040	53,398
Ellington Financial, Inc.	21,063	341,010
Encore Capital Group, Inc. *	9,929	573,995
Enova International, Inc. *	13,316	498,018
Equitable Holdings, Inc.	153,366	4,421,542
Evercore, Inc., Class A	15,791	1,669,898
EZCORP, Inc., Class A *	20,871	146,097
FactSet Research Systems, Inc.	15,111	6,097,137
Federated Hermes, Inc.	38,947	1,109,211
FirstCash Holdings, Inc.	15,987	1,275,443
SECURITY	NUMBER OF SHARES	VALUE ($)
Focus Financial Partners, Inc., Class A *	22,299	879,696
Franklin BSP Realty Trust, Inc.	17,469	231,639
Franklin Resources, Inc.	112,829	2,774,465
GCM Grosvenor, Inc., Class A (a)	12,933	106,697
Granite Point Mortgage Trust, Inc.	21,343	207,667
Great Ajax Corp.	8,694	80,941
Green Dot Corp., Class A *	22,449	594,450
Greenhill & Co., Inc.	6,539	79,187
Hamilton Lane, Inc., Class A	14,301	980,763
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	33,733	1,348,983
Houlihan Lokey, Inc.	20,612	1,716,773
Interactive Brokers Group, Inc., Class A	35,125	2,092,045
Intercontinental Exchange, Inc.	224,995	26,056,671
Invesco Ltd.	138,219	2,540,465
Invesco Mortgage Capital, Inc.	143,900	250,386
Jackson Financial, Inc., Class A	37,100	1,569,701
Janus Henderson Group plc	69,033	2,104,126
Jefferies Financial Group, Inc.	77,531	2,384,854
Katapult Holdings, Inc. *	22,914	40,558
KKR & Co., Inc.	235,820	12,019,745
KKR Real Estate Finance Trust, Inc.	17,074	324,406
Ladder Capital Corp. REIT	46,980	535,102
Lazard Ltd., Class A	47,147	1,545,007
LendingClub Corp. *	41,850	638,212
LendingTree, Inc. *	4,731	375,736
LPL Financial Holdings, Inc.	32,144	6,038,893
Lument Finance Trust, Inc.	24,035	63,693
Manning & Napier, Inc.	6,198	79,148
MarketAxess Holdings, Inc.	15,376	4,053,267
MarketWise, Inc. *	11,705	44,245
Medallion Financial Corp.	10,486	82,105
MFA Financial, Inc.	38,698	551,446
Moelis & Co., Class A	24,595	1,088,575
Moneylion, Inc. *	35,694	74,244
Moody's Corp.	64,840	20,520,563
Morgan Stanley	568,657	45,828,068
Morningstar, Inc.	9,449	2,392,770
MSCI, Inc.	32,584	13,726,010
Nasdaq, Inc.	46,879	7,377,348
Navient Corp.	60,128	955,434
Nelnet, Inc., Class A	8,494	697,103
New Residential Investment Corp.	186,623	1,940,879
New York Mortgage Trust, Inc.	148,104	476,895
Nexpoint Real Estate Finance, Inc.	5,681	133,390
Nicholas Financial, Inc. *	6,032	61,104
Northern Trust Corp.	83,527	8,607,457
OneMain Holdings, Inc.	42,672	1,959,925
Open Lending Corp., Class A *	41,232	562,404
Oportun Financial Corp. *	7,448	86,322
Oppenheimer Holdings, Inc., Class A	3,500	112,770
Orchid Island Capital, Inc. (a)	69,364	192,832
P10, Inc., Class A *	8,000	96,800
PennyMac Mortgage Investment Trust	37,370	573,256
Perella Weinberg Partners	14,490	111,718
Piper Sandler Cos.	5,479	629,975
PJT Partners, Inc., Class A	10,473	691,113
PRA Group, Inc. *	17,114	719,301
PROG Holdings, Inc. *	22,263	589,302
Pzena Investment Management, Inc., Class A	8,825	55,509
Raymond James Financial, Inc.	75,226	7,331,526
Ready Capital Corp.	28,692	418,042
Redwood Trust, Inc.	47,538	461,119
Regional Management Corp.	3,295	141,850
S&P Global, Inc.	141,896	53,423,844

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sachem Capital Corp.	16,351	78,812
Sculptor Capital Management, Inc.	7,668	80,207
SEI Investments Co.	42,012	2,340,909
Seven Hills Realty Trust	7,294	83,152
Silvercrest Asset Management Group, Inc., Class A	3,213	66,766
SLM Corp.	110,242	1,844,349
SoFi Technologies, Inc. *(a)	256,112	1,567,405
Starwood Property Trust, Inc.	123,198	2,818,770
State Street Corp.	146,909	9,838,496
StepStone Group, Inc., Class A	20,302	520,137
Stifel Financial Corp.	42,586	2,633,944
StoneX Group, Inc. *	6,843	463,819
Sunlight Financial Holdings, Inc. *	16,772	69,604
SWK Holdings Corp. *	1,330	26,068
Synchrony Financial	209,634	7,716,628
T. Rowe Price Group, Inc.	91,841	11,300,117
The Bank of New York Mellon Corp.	296,021	12,450,643
The Carlyle Group, Inc.	55,659	2,019,865
The Charles Schwab Corp. (c)	601,428	39,892,719
The Goldman Sachs Group, Inc.	135,925	41,523,728
TPG RE Finance Trust, Inc.	24,373	257,135
TPG, Inc. *	14,204	360,782
Tradeweb Markets, Inc., Class A	42,667	3,037,464
Two Harbors Investment Corp.	141,244	679,384
Upstart Holdings, Inc. *	19,877	1,491,173
Victory Capital Holdings, Inc., Class A	9,585	258,699
Virtu Financial, Inc., Class A	32,844	948,535
Virtus Investment Partners, Inc.	2,899	513,587
Voya Financial, Inc.	43,376	2,738,761
Western Asset Mortgage Capital Corp.	23,070	32,990
Westwood Holdings Group, Inc.	2,653	42,793
WisdomTree Investments, Inc.	44,030	256,695
World Acceptance Corp. *	1,763	332,696
		877,881,356

Energy 4.2%
Adams Resources & Energy, Inc.	1,489	57,877
Aemetis, Inc. *	14,199	129,637
Alto Ingredients, Inc. *	33,727	194,605
American Resources Corp. *	17,208	31,146
Amplify Energy Corp. *	20,919	139,739
Antero Midstream Corp.	129,618	1,331,177
Antero Resources Corp. *	114,251	4,021,635
APA Corp.	145,119	5,939,721
Arch Resources, Inc.	6,166	1,025,899
Archaea Energy, Inc. *	16,176	355,872
Archrock, Inc.	55,359	482,177
Baker Hughes Co.	363,062	11,262,183
Berry Corp.	24,647	270,378
Brigham Minerals, Inc., Class A	20,082	497,632
Bristow Group, Inc. *	9,727	290,059
Cactus, Inc., Class A	23,052	1,150,986
California Resources Corp.	32,079	1,289,897
Callon Petroleum Co. *	19,273	988,127
Camber Energy, Inc. *(a)	107,798	85,613
Centennial Resource Development, Inc., Class A *	71,408	552,698
Centrus Energy Corp., Class A *	4,789	132,943
ChampionX Corp.	81,224	1,713,826
Cheniere Energy, Inc.	94,498	12,833,773
Chesapeake Energy Corp.	41,814	3,429,584
Chevron Corp.	772,876	121,086,483
Civitas Resources, Inc.	28,880	1,692,946
Clean Energy Fuels Corp. *	70,975	415,913
CNX Resources Corp. *	80,619	1,656,720
SECURITY	NUMBER OF SHARES	VALUE ($)
Comstock Resources, Inc. *	36,508	621,731
ConocoPhillips	522,343	49,894,203
CONSOL Energy, Inc. *	12,234	581,727
Continental Resources, Inc.	23,509	1,306,395
Core Laboratories N.V.	19,266	500,916
Coterra Energy, Inc.	327,570	9,430,740
Crescent Energy, Inc., Class A (a)	10,392	163,258
CVR Energy, Inc.	12,522	313,927
Delek US Holdings, Inc. *	30,037	726,895
Denbury, Inc. *	20,873	1,335,455
Devon Energy Corp.	252,475	14,686,471
Diamondback Energy, Inc.	68,347	8,627,442
DMC Global, Inc. *	7,222	144,368
Dorian LPG Ltd.	10,750	158,240
Dril-Quip, Inc. *	13,780	397,966
DTE Midstream LLC *	38,351	2,061,366
Earthstone Energy, Inc., Class A *	13,899	187,498
Ecoark Holdings, Inc. *	10,671	22,836
Enviva, Inc.	11,171	942,162
EOG Resources, Inc.	234,992	27,437,666
Epsilon Energy Ltd.	12,479	92,345
EQT Corp.	121,417	4,826,326
Equitrans Midstream Corp.	160,766	1,263,621
Evolution Petroleum Corp.	11,036	69,637
Expro Group Holdings N.V. *	11,947	182,550
Exterran Corp. *	12,988	88,189
Exxon Mobil Corp.	1,697,449	144,707,527
Falcon Minerals Corp.	21,750	147,900
Geospace Technologies Corp. *	8,343	48,223
Gevo, Inc. *	76,813	284,976
Green Plains, Inc. *	21,926	615,463
Gulfport Energy Corp. *	5,118	480,990
Hallador Energy Co. *	14,729	62,746
Halliburton Co.	360,342	12,835,382
Helix Energy Solutions Group, Inc. *	60,683	249,407
Helmerich & Payne, Inc.	42,605	1,961,108
Hess Corp.	110,945	11,435,101
HF Sinclair Corp. *	59,462	2,260,745
International Seaways, Inc.	18,830	397,878
Kinder Morgan, Inc.	782,400	14,200,560
Kinetik Holdings, Inc.	2,675	190,326
Kosmos Energy Ltd. *	179,931	1,216,334
Laredo Petroleum, Inc. *	5,445	387,738
Liberty Energy, Inc. *	41,592	671,295
Lightbridge Corp. *	5,562	38,878
Magnolia Oil & Gas Corp., Class A	58,297	1,354,822
Marathon Oil Corp.	310,585	7,739,778
Marathon Petroleum Corp.	232,344	20,274,337
Matador Resources Co.	43,793	2,137,974
Murphy Oil Corp.	57,584	2,192,799
Nabors Industries Ltd. *	3,275	506,380
NACCO Industries, Inc., Class A	1,966	90,593
Natural Gas Services Group, Inc. *	4,213	51,736
New Fortress Energy, Inc.	17,197	666,900
Newpark Resources, Inc. *	39,958	139,453
NextDecade Corp. *	10,009	55,950
NexTier Oilfield Solutions, Inc. *	64,762	714,325
Noble Corp. *	24,087	769,098
Northern Oil and Gas, Inc.	26,767	668,640
NOV, Inc.	157,320	2,852,212
Oasis Petroleum, Inc.	7,236	959,928
Occidental Petroleum Corp.	356,328	19,630,110
Oceaneering International, Inc. *	41,714	472,620
Oil States International, Inc. *	23,526	159,036
ONEOK, Inc.	178,958	11,333,410
Overseas Shipholding Group, Inc., Class A *	35,882	74,635
Ovintiv, Inc.	104,430	5,345,772

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Par Pacific Holdings, Inc. *	18,182	266,730
Patterson-UTI Energy, Inc.	87,753	1,442,659
PBF Energy, Inc., Class A *	37,469	1,088,849
PDC Energy, Inc.	38,997	2,719,651
Peabody Energy Corp. *	37,388	846,464
Phillips 66	187,902	16,302,378
Pioneer Natural Resources Co.	91,064	21,169,649
ProPetro Holding Corp. *	34,538	488,367
Range Resources Corp. *	99,158	2,968,791
Ranger Oil Corp., Class A *	8,789	279,930
Renewable Energy Group, Inc. *	20,336	1,241,716
REX American Resources Corp. *	2,050	173,491
Riley Exploration Permian, Inc.	706	16,400
Ring Energy, Inc. *	39,328	175,796
RPC, Inc. *	30,163	311,885
SandRidge Energy, Inc. *	11,443	212,496
Schlumberger N.V.	561,666	21,910,591
SEACOR Marine Holdings, Inc. *	12,929	93,089
Select Energy Services, Inc., Class A *	29,810	231,326
SilverBow Resources, Inc. *	4,521	165,469
SM Energy Co.	47,979	1,704,694
Smart Sand, Inc. *	17,439	75,860
Solaris Oilfield Infrastructure, Inc., Class A	12,245	137,756
Southwestern Energy Co. *	445,197	3,338,977
Talos Energy, Inc. *	17,511	318,175
Targa Resources Corp.	91,390	6,708,940
TechnipFMC plc *	166,470	1,151,972
Tellurian, Inc. *	162,780	810,644
TETRA Technologies, Inc. *	48,014	176,692
Texas Pacific Land Corp.	2,514	3,435,632
The Williams Cos., Inc.	487,312	16,709,928
Tidewater, Inc. *	17,695	353,192
Transocean Ltd. *	238,301	896,012
Uranium Energy Corp. *	108,833	462,540
US Silica Holdings, Inc. *	28,760	534,361
VAALCO Energy, Inc.	20,055	131,160
Valaris Ltd. *	26,588	1,349,341
Valero Energy Corp.	163,886	18,270,011
Vertex Energy, Inc. *(a)	17,703	168,356
W&T Offshore, Inc. *	35,738	170,113
Weatherford International plc *	26,691	861,585
Whiting Petroleum Corp.	15,519	1,133,663
World Fuel Services Corp.	25,958	628,703
		701,140,295

Food & Staples Retailing 1.5%
Albertsons Cos., Inc., Class A	39,928	1,248,948
BJ's Wholesale Club Holdings, Inc. *	54,149	3,484,488
Blue Apron Holdings, Inc., Class A *	9,121	27,545
Casey's General Stores, Inc.	15,117	3,043,052
Costco Wholesale Corp.	177,737	94,506,318
Grocery Outlet Holding Corp. *	35,880	1,208,080
HF Foods Group, Inc. *	16,494	96,325
Ingles Markets, Inc., Class A	5,868	546,428
Natural Grocers by Vitamin Cottage, Inc.	5,516	112,471
Performance Food Group Co. *	62,134	3,060,100
PriceSmart, Inc.	10,189	809,516
Rite Aid Corp. *	22,587	143,879
SpartanNash, Co.	13,808	473,338
Sprouts Farmers Market, Inc. *	45,950	1,369,310
Sysco Corp.	203,348	17,382,187
The Andersons, Inc.	11,831	594,271
The Chefs' Warehouse, Inc. *	12,583	460,538
The Kroger Co.	269,672	14,551,501
U.S. Foods Holding Corp. *	91,074	3,426,204
SECURITY	NUMBER OF SHARES	VALUE ($)
United Natural Foods, Inc. *	22,718	975,284
Village Super Market, Inc., Class A	3,931	91,160
Walgreens Boots Alliance, Inc.	287,488	12,189,491
Walmart, Inc.	566,974	86,741,352
Weis Markets, Inc.	7,027	561,317
		247,103,103

Food, Beverage & Tobacco 3.2%
22nd Century Group, Inc. *	63,189	120,691
Alico, Inc.	2,213	87,790
Altria Group, Inc.	730,764	40,608,555
AppHarvest, Inc. *	22,343	91,830
Archer-Daniels-Midland Co.	224,521	20,108,101
B&G Foods, Inc. (a)	26,271	707,478
Benson Hill, Inc. *	52,088	188,559
Beyond Meat, Inc. *(a)	23,610	870,737
BRC, Inc., Class A *	9,759	145,409
Brown-Forman Corp., Class A	21,870	1,365,125
Brown-Forman Corp., Class B	72,828	4,911,520
Bunge Ltd.	56,096	6,345,579
Calavo Growers, Inc.	7,291	264,226
Cal-Maine Foods, Inc.	14,995	805,681
Campbell Soup Co.	81,130	3,830,959
Celsius Holdings, Inc. *	15,152	787,904
Coca-Cola Consolidated, Inc.	1,818	802,647
Conagra Brands, Inc.	191,663	6,694,789
Constellation Brands, Inc., Class A	65,979	16,236,772
Darling Ingredients, Inc. *	64,658	4,745,251
Flowers Foods, Inc.	79,248	2,101,657
Fresh Del Monte Produce, Inc.	14,255	371,343
Freshpet, Inc. *	17,524	1,635,865
General Mills, Inc.	241,371	17,072,171
Hormel Foods Corp.	114,581	6,002,899
Hostess Brands, Inc. *	55,868	1,267,645
Ingredion, Inc.	26,516	2,256,777
J&J Snack Foods Corp.	6,191	926,793
John B. Sanfilippo & Son, Inc.	3,277	254,426
Kellogg Co.	102,298	7,007,413
Keurig Dr Pepper, Inc.	296,770	11,099,198
Lamb Weston Holdings, Inc.	58,078	3,838,956
Lancaster Colony Corp.	7,852	1,218,473
Landec Corp. *	10,427	103,749
Limoneira Co.	7,226	86,278
Local Bounti Corp. *	14,734	103,138
McCormick & Co., Inc. - Non Voting Shares	100,769	10,134,338
MGP Ingredients, Inc.	4,943	451,444
Mission Produce, Inc. *	14,227	180,967
Molson Coors Beverage Co., Class B	76,824	4,159,251
Mondelez International, Inc., Class A	555,614	35,825,991
Monster Beverage Corp. *	151,342	12,966,983
National Beverage Corp.	9,184	404,831
PepsiCo, Inc.	554,868	95,276,384
Philip Morris International, Inc.	621,893	62,189,300
Pilgrim's Pride Corp. *	19,589	555,348
Post Holdings, Inc. *	22,882	1,702,192
Sanderson Farms, Inc.	8,573	1,623,469
Seaboard Corp.	109	460,524
Seneca Foods Corp., Class A *	2,612	141,701
Sovos Brands, Inc. *	9,320	140,732
Tattooed Chef, Inc. *	17,444	139,378
The Alkaline Water Co., Inc. *	39,797	31,006
The Boston Beer Co., Inc., Class A *	3,790	1,421,250
The Coca-Cola Co.	1,559,215	100,740,881
The Duckhorn Portfolio, Inc. *	15,899	308,759
The Hain Celestial Group, Inc. *	36,063	1,209,553
The Hershey Co.	58,107	13,118,817

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
The JM Smucker Co.	43,884	6,009,036
The Kraft Heinz Co.	285,529	12,172,101
The Simply Good Foods Co. *	34,180	1,423,597
The Vita Coco Co., Inc. *	6,644	72,154
Tootsie Roll Industries, Inc.	6,819	238,870
TreeHouse Foods, Inc. *	23,311	734,296
Turning Point Brands, Inc.	5,916	185,703
Tyson Foods, Inc., Class A	117,246	10,922,637
Universal Corp.	10,277	594,524
Utz Brands, Inc.	24,426	344,895
Vector Group Ltd.	53,473	680,177
Vintage Wine Estates, Inc. *	13,061	134,920
Vital Farms, Inc. *	10,185	117,127
Whole Earth Brands, Inc. *	22,916	158,350
		542,037,870

Health Care Equipment & Services 6.0%
1Life Healthcare, Inc. *	69,236	488,114
23andMe Holding Co., Class A *(a)	90,693	271,172
Abbott Laboratories	708,858	80,455,383
ABIOMED, Inc. *	18,411	5,276,224
Acadia Healthcare Co., Inc. *	36,206	2,457,663
Accelerate Diagnostics, Inc. *	15,905	15,269
Accolade, Inc. *	24,013	133,512
Accuray, Inc. *	36,635	97,449
AdaptHealth Corp. *	38,431	486,536
Addus HomeCare Corp. *	6,565	553,298
Agiliti, Inc. *	10,454	206,362
agilon health, Inc. *	19,741	350,798
AirSculpt Technologies, Inc. *	4,242	44,414
Align Technology, Inc. *	29,428	8,531,471
Alignment Healthcare, Inc. *	10,759	103,394
Allscripts Healthcare Solutions, Inc. *	48,493	1,001,865
Alphatec Holdings, Inc. *	27,056	293,558
Amedisys, Inc. *	12,928	1,650,259
American Well Corp., Class A *	81,064	253,730
AmerisourceBergen Corp.	60,137	9,098,127
AMN Healthcare Services, Inc. *	19,274	1,884,033
AngioDynamics, Inc. *	16,851	354,714
Anthem, Inc.	97,383	48,879,449
Apollo Endosurgery, Inc. *	17,198	93,385
Apollo Medical Holdings, Inc. *	15,059	549,352
Apyx Medical Corp. *	12,488	47,080
Artivion, Inc. *	17,724	359,620
Asensus Surgical, Inc. *	88,226	39,993
Aspira Women's Health, Inc. *	21,808	13,879
ATI Physical Therapy, Inc. *	22,162	37,232
AtriCure, Inc. *	18,274	948,969
Atrion Corp.	563	352,787
Avanos Medical, Inc. *	18,962	552,932
Aveanna Healthcare Holdings, Inc. *	14,959	43,680
Avinger, Inc. *	1,820	4,586
AxoGen, Inc. *	16,795	121,596
Axonics, Inc. *	18,683	968,153
Baxter International, Inc.	200,842	14,271,833
Becton, Dickinson & Co.	114,206	28,230,581
Beyond Air, Inc. *	14,001	83,446
BioLife Solutions, Inc. *	11,285	142,981
Biora Therapeutics, Inc. *	45,000	37,674
Biotricity, Inc. *	16,000	23,520
Bioventus, Inc., Class A *	7,929	95,386
Boston Scientific Corp. *	571,661	24,072,645
Brookdale Senior Living, Inc. *	76,316	471,633
Butterfly Network, Inc. *	62,200	207,126
Cano Health, Inc. *	72,492	384,208
Cardinal Health, Inc.	111,154	6,452,490
Cardiovascular Systems, Inc. *	15,854	296,470
SECURITY	NUMBER OF SHARES	VALUE ($)
CareMax, Inc. *	30,662	202,063
Castle Biosciences, Inc. *	9,781	218,508
Centene Corp. *	233,888	18,839,678
Cerner Corp.	118,029	11,052,236
Certara, Inc. *	40,769	748,111
Cerus Corp. *	68,190	315,038
Change Healthcare, Inc. *	102,704	2,419,706
Chemed Corp.	6,187	3,040,230
Cigna Corp.	129,720	32,012,302
ClearPoint Neuro, Inc. *	6,306	54,042
Clover Health Investments Corp. *	110,776	297,987
Co-Diagnostics, Inc. *	11,070	48,708
Community Health Systems, Inc. *	51,213	392,804
Computer Programs & Systems, Inc. *	6,539	208,725
Conformis, Inc. *	77,113	40,862
CONMED Corp.	12,096	1,608,284
CorVel Corp. *	3,725	577,673
Covetrus, Inc. *	41,479	572,410
Cross Country Healthcare, Inc. *	14,884	278,926
CryoPort, Inc. *	20,825	469,812
Cutera, Inc. *	6,934	376,586
CVS Health Corp.	526,512	50,613,599
CytoSorbents Corp. *	15,994	33,587
DarioHealth Corp. *	5,649	28,019
DaVita, Inc. *	24,985	2,707,624
Definitive Healthcare Corp. *	10,316	243,973
Dentsply Sirona, Inc.	87,772	3,510,002
DexCom, Inc. *	38,876	15,883,956
DocGo, Inc. *	29,274	205,503
Doximity, Inc., Class A *	37,150	1,481,170
Edwards Lifesciences Corp. *	250,558	26,504,025
Embecta Corp. *	22,745	692,130
Encompass Health Corp.	39,934	2,748,657
Enovis Corp. *	18,131	1,176,158
Envista Holdings Corp. *	64,616	2,560,086
Enzo Biochem, Inc. *	13,471	34,351
Evolent Health, Inc., Class A *	32,188	885,814
Figs, Inc., Class A *	15,540	243,356
FONAR Corp. *	4,150	74,078
Forian, Inc. *(a)	7,513	25,544
Fulgent Genetics, Inc. *	7,530	413,246
Glaukos Corp. *	19,123	904,327
Globus Medical, Inc., Class A *	31,776	2,104,207
GoodRx Holdings, Inc., Class A *	28,804	390,294
Guardant Health, Inc. *	40,436	2,494,901
Haemonetics Corp. *	20,458	1,036,607
Hanger, Inc. *	14,725	242,079
HCA Healthcare, Inc.	96,054	20,608,386
Health Catalyst, Inc. *	21,299	354,415
HealthEquity, Inc. *	33,571	2,092,145
HealthStream, Inc. *	9,574	182,863
Henry Schein, Inc. *	55,328	4,487,101
Heska Corp. *	4,184	459,571
Hims & Hers Health, Inc. *	47,200	198,712
Hologic, Inc. *	100,150	7,209,798
Humana, Inc.	51,596	22,937,518
Hyperfine, Inc. *	36,085	124,854
ICAD, Inc. *	9,349	33,656
ICU Medical, Inc. *	7,952	1,701,648
IDEXX Laboratories, Inc. *	34,059	14,661,718
Inari Medical, Inc. *	12,722	1,026,665
InfuSystem Holdings, Inc. *	7,155	56,739
Innovage Holding Corp. *	7,015	32,199
Inogen, Inc. *	7,993	202,063
Inspire Medical Systems, Inc. *	11,052	2,274,060
Insulet Corp. *	27,592	6,594,212
Integer Holdings Corp. *	13,227	994,274
Integra LifeSciences Holdings Corp. *	29,135	1,781,897

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Intersect ENT, Inc. *	14,043	384,357
IntriCon Corp. *	4,739	113,783
Intuitive Surgical, Inc. *	143,574	34,357,258
Invitae Corp. *	83,900	445,509
iRadimed Corp.	3,278	107,879
iRhythm Technologies, Inc. *	11,792	1,454,779
Laboratory Corp. of America Holdings *	37,303	8,963,165
Lantheus Holdings, Inc. *	26,875	1,784,769
LeMaitre Vascular, Inc.	7,713	333,279
LENSAR, Inc. *	11,550	84,200
LHC Group, Inc. *	12,574	2,085,398
LifeStance Health Group, Inc. *(a)	15,000	101,550
LivaNova plc *	21,548	1,651,870
Masimo Corp. *	20,307	2,294,082
McKesson Corp.	59,914	18,549,974
MEDNAX, Inc. *	35,157	651,108
Medtronic plc	538,998	56,249,831
Meridian Bioscience, Inc. *	18,440	471,880
Merit Medical Systems, Inc. *	20,639	1,279,824
Mesa Laboratories, Inc.	2,226	475,540
ModivCare, Inc. *	4,906	510,077
Molina Healthcare, Inc. *	23,397	7,333,790
Multiplan Corp. *	95,617	423,583
National HealthCare Corp.	5,453	371,131
National Research Corp.	5,356	183,711
Natus Medical, Inc. *	13,282	441,892
Neogen Corp. *	42,699	1,127,254
Neuronetics, Inc. *	13,837	33,762
Nevro Corp. *	14,202	876,121
NextGen Healthcare, Inc. *	22,354	421,373
Novocure Ltd. *	35,587	2,725,252
NuVasive, Inc. *	20,939	1,077,102
Oak Street Health, Inc. *	56,473	1,021,597
Omnicell, Inc. *	17,470	1,907,200
OPKO Health, Inc. *	159,773	431,387
OptimizeRx Corp. *	6,885	193,537
Option Care Health, Inc. *	55,073	1,645,581
OraSure Technologies, Inc. *	30,500	187,270
Ortho Clinical Diagnostics Holdings plc *	45,399	799,476
Orthofix Medical, Inc. *	7,702	238,762
OrthoPediatrics Corp. *	5,687	256,370
Outset Medical, Inc. *	16,776	585,147
Owens & Minor, Inc.	30,946	1,098,274
Owlet, Inc. *	28,926	107,894
P3 Health Partners, Inc. *(a)	8,952	54,339
Paragon 28, Inc. *	4,127	74,162
Patterson Cos., Inc.	34,918	1,074,427
PAVmed, Inc. *	28,787	36,559
Pear Therapeutics, Inc. *	19,890	102,632
Penumbra, Inc. *	13,985	2,413,252
PetIQ, Inc. *	11,858	235,974
Phreesia, Inc. *	20,354	465,700
Predictive Oncology, Inc. *	55,193	39,905
Premier, Inc., Class A	48,023	1,738,913
Privia Health Group, Inc. *	10,132	222,803
PROCEPT BioRobotics Corp. *	2,700	96,012
Progyny, Inc. *	28,336	1,089,519
Pulmonx Corp. *	13,338	321,446
Quest Diagnostics, Inc.	47,855	6,404,913
Quidel Corp. *	15,225	1,531,939
Quotient Ltd. *	33,853	19,530
R1 RCM, Inc. *	52,685	1,186,466
RadNet, Inc. *	18,441	359,599
Repro-Med Systems, Inc. *	21,377	56,649
ResMed, Inc.	58,545	11,707,244
RxSight, Inc. *	3,337	40,945
SECURITY	NUMBER OF SHARES	VALUE ($)
Schrodinger, Inc. *	19,076	471,559
SeaSpine Holdings Corp. *	12,552	116,859
Select Medical Holdings Corp.	42,313	956,697
Sema4 Holdings Corp. *	48,350	103,952
Semler Scientific, Inc. *	1,873	86,139
Senseonics Holdings, Inc. *	155,427	217,598
Sensus Healthcare, Inc. *	6,026	42,544
Sharecare, Inc. *	122,667	336,108
Shockwave Medical, Inc. *	14,027	2,119,901
SI-BONE, Inc. *	10,532	210,429
Sientra, Inc. *	21,118	29,988
Sight Sciences, Inc. *	4,175	29,142
Signify Health, Inc., Class A *	11,966	165,131
Silk Road Medical, Inc. *	14,726	516,146
Simulations Plus, Inc.	7,154	333,806
SmileDirectClub, Inc. *	41,846	77,415
Sonida Senior Living, Inc. *	1,478	44,355
STAAR Surgical Co. *	18,998	1,084,596
Stereotaxis, Inc. *	22,696	56,740
STERIS plc	40,294	9,027,871
Stryker Corp.	134,589	32,470,942
Surgery Partners, Inc. *	14,465	740,029
Surmodics, Inc. *	5,273	203,854
Tabula Rasa HealthCare, Inc. *	8,992	30,303
Tactile Systems Technology, Inc. *	7,843	132,390
Talkspace, Inc. *	38,082	51,030
Tandem Diabetes Care, Inc. *	25,263	2,437,374
Tela Bio, Inc. *	6,383	59,107
Teladoc Health, Inc. *	64,755	2,186,129
Teleflex, Inc.	18,863	5,387,650
Tenet Healthcare Corp. *	42,675	3,094,364
The Cooper Cos., Inc.	19,684	7,106,711
The Ensign Group, Inc.	21,086	1,693,838
The Joint Corp. *	5,490	167,555
The Pennant Group, Inc. *	10,680	175,045
Tivity Health, Inc. *	18,109	581,842
TransMedics Group, Inc. *	13,130	275,205
Treace Medical Concepts, Inc. *	4,498	88,161
U.S. Physical Therapy, Inc.	5,493	570,009
UFP Technologies, Inc. *	2,555	175,452
UnitedHealth Group, Inc.	377,622	192,039,668
Universal Health Services, Inc., Class B	29,563	3,622,354
UpHealth, Inc. *	28,000	22,380
Utah Medical Products, Inc.	1,365	115,465
Vapotherm, Inc. *	9,450	41,958
Varex Imaging Corp. *	17,095	339,336
Veeva Systems, Inc., Class A *	56,208	10,227,046
Vicarious Surgical, Inc. *	13,695	67,379
ViewRay, Inc. *	70,983	189,525
Vivos Therapeutics, Inc. *(a)	9,382	16,231
VolitionRX Ltd. *(a)	15,384	42,921
Zimmer Biomet Holdings, Inc.	83,965	10,138,774
Zimvie, Inc. *	8,294	186,615
Zomedica Corp. *	343,967	84,960
Zynex, Inc. (a)	7,546	48,068
		996,763,661

Household & Personal Products 1.5%
BellRing Brands, Inc. *	46,697	1,000,717
Central Garden & Pet Co. *	4,564	199,857
Central Garden & Pet Co., Class A *	14,794	612,176
Church & Dwight Co., Inc.	96,833	9,447,027
Colgate-Palmolive Co.	337,099	25,973,478
Coty, Inc., Class A *	139,242	1,129,253
Edgewell Personal Care Co.	22,028	840,148
elf Beauty, Inc. *	18,790	457,161

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Energizer Holdings, Inc.	27,581	835,428
Herbalife Nutrition Ltd. *	39,544	1,051,079
Inter Parfums, Inc.	7,409	605,538
Kimberly-Clark Corp.	135,066	18,751,213
LifeMD, Inc. *	6,495	14,484
Medifast, Inc.	4,874	869,327
Nature's Sunshine Products, Inc. *	4,741	78,511
Nu Skin Enterprises, Inc., Class A	20,450	871,988
Oil-Dri Corp. of America	2,782	69,411
Olaplex Holdings, Inc. *	27,442	403,397
Reynolds Consumer Products, Inc.	22,798	674,593
Spectrum Brands Holdings, Inc.	16,350	1,390,894
The Beauty Health Co. *	39,443	516,703
The Clorox Co.	49,005	7,030,747
The Estee Lauder Cos., Inc., Class A	93,363	24,653,434
The Honest Co., Inc. *	9,882	39,133
The Procter & Gamble Co.	960,805	154,257,243
USANA Health Sciences, Inc. *	4,815	369,118
Veru, Inc. *	22,412	262,669
WD-40 Co.	5,949	1,094,497
		253,499,224

Insurance 2.2%
Aflac, Inc.	240,321	13,765,587
Alleghany Corp. *	5,491	4,593,222
Ambac Financial Group, Inc. *	18,028	139,356
American Equity Investment Life Holding Co.	32,968	1,243,553
American Financial Group, Inc.	26,463	3,664,596
American International Group, Inc.	333,151	19,492,665
American National Group, Inc.	5,211	982,847
AMERISAFE, Inc.	7,610	352,724
Aon plc, Class A	85,994	24,765,412
Arch Capital Group Ltd. *	154,629	7,061,906
Argo Group International Holdings Ltd.	13,686	585,761
Arthur J. Gallagher & Co.	83,631	14,090,987
Assurant, Inc.	22,878	4,161,051
Assured Guaranty Ltd.	27,852	1,536,038
Axis Capital Holdings Ltd.	31,009	1,777,746
Brighthouse Financial, Inc. *	31,043	1,594,368
Brown & Brown, Inc.	93,825	5,815,274
BRP Group, Inc., Class A *	21,230	490,838
Chubb Ltd.	172,390	35,589,916
Cincinnati Financial Corp.	60,414	7,410,381
Citizens, Inc. *	24,606	73,572
CNA Financial Corp.	11,897	564,394
CNO Financial Group, Inc.	49,726	1,200,386
Crawford & Co., Class B	10,750	79,228
Donegal Group, Inc., Class A	5,782	78,230
eHealth, Inc. *	9,733	78,351
Employers Holdings, Inc.	11,131	437,894
Enstar Group Ltd. *	5,184	1,222,128
Erie Indemnity Co., Class A	10,282	1,647,999
Everest Re Group Ltd.	15,726	4,320,089
Fidelity National Financial, Inc.	113,569	4,522,318
First American Financial Corp.	44,141	2,573,862
Genworth Financial, Inc., Class A *	200,233	742,864
Globe Life, Inc.	37,173	3,645,928
Goosehead Insurance, Inc., Class A	7,801	448,480
Greenlight Capital Re Ltd., Class A *	12,115	83,351
Hagerty, Inc. *	11,439	108,785
HCI Group, Inc.	3,137	201,050
Heritage Insurance Holdings, Inc.	17,646	75,172
Hippo Holdings, Inc. *	167,065	314,082
Horace Mann Educators Corp.	16,852	671,552
Investors Title Co.	697	130,792
SECURITY	NUMBER OF SHARES	VALUE ($)
James River Group Holdings Ltd.	16,708	396,147
Kemper Corp.	23,834	1,100,177
Kingsway Financial Services, Inc. *	9,776	55,039
Kinsale Capital Group, Inc.	8,622	1,911,411
Lemonade, Inc. *(a)	15,572	324,832
Lincoln National Corp.	66,876	4,022,591
Loews Corp.	79,031	4,966,308
Maiden Holdings Ltd. *	32,952	73,153
Markel Corp. *	5,450	7,375,376
Marsh & McLennan Cos., Inc.	202,083	32,676,821
MBIA, Inc. *	19,104	230,012
Mercury General Corp.	10,575	533,297
MetLife, Inc.	280,934	18,451,745
National Western Life Group, Inc., Class A	904	179,679
NI Holdings, Inc. *	4,986	79,028
Old Republic International Corp.	113,719	2,502,955
Oscar Health, Inc., Class A *	14,534	106,970
Palomar Holdings, Inc. *	10,097	549,782
Primerica, Inc.	15,919	2,062,466
Principal Financial Group, Inc.	97,438	6,639,425
ProAssurance Corp.	21,597	530,638
Prudential Financial, Inc.	151,171	16,403,565
Reinsurance Group of America, Inc.	26,861	2,882,723
RenaissanceRe Holdings Ltd.	17,700	2,540,304
RLI Corp.	16,126	1,850,942
Root, Inc., Class A *	70,284	135,648
Ryan Specialty Group Holdings, Inc., Class A *	23,000	850,770
Safety Insurance Group, Inc.	5,673	488,105
Selective Insurance Group, Inc.	23,889	1,967,498
Selectquote, Inc. *	47,065	96,954
SiriusPoint Ltd. *	34,614	217,376
Stewart Information Services Corp.	10,975	566,310
The Allstate Corp.	112,662	14,256,249
The Hanover Insurance Group, Inc.	14,638	2,149,151
The Hartford Financial Services Group, Inc.	134,491	9,404,956
The Progressive Corp.	234,614	25,188,159
The Travelers Cos., Inc.	96,793	16,557,411
Tiptree, Inc.	7,504	87,272
Trupanion, Inc. *	13,411	853,208
United Fire Group, Inc.	9,038	264,723
Universal Insurance Holdings, Inc.	12,847	161,358
Unum Group	81,683	2,492,965
W.R. Berkley Corp.	83,509	5,552,513
White Mountains Insurance Group Ltd.	1,198	1,255,528
Willis Towers Watson plc	48,833	10,492,258
		373,818,533

Materials 3.0%
Advanced Emissions Solutions, Inc. *	5,901	35,701
AdvanSix, Inc.	11,778	524,592
AgroFresh Solutions, Inc. *	28,391	52,807
Air Products & Chemicals, Inc.	88,835	20,793,608
Albemarle Corp.	47,041	9,070,916
Alcoa Corp.	73,380	4,975,164
Allegheny Technologies, Inc. *	51,127	1,389,632
Alpha Metallurgical Resources, Inc. *	6,988	1,081,323
Amcor plc	605,899	7,185,962
American Vanguard Corp.	11,255	240,857
Ampco-Pittsburgh Corp. *	7,848	44,027
Amyris, Inc. *	80,483	276,057
AptarGroup, Inc.	26,312	3,021,407
Arconic Corp. *	45,143	1,135,798
Ashland Global Holdings, Inc.	21,350	2,241,109

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Aspen Aerogels, Inc. *	9,429	203,666
Avery Dennison Corp.	33,243	6,003,686
Avient Corp.	37,661	1,854,428
Axalta Coating Systems Ltd. *	86,499	2,194,480
Balchem Corp.	13,000	1,601,600
Ball Corp.	130,344	10,578,719
Berry Global Group, Inc. *	53,826	3,033,095
Cabot Corp.	22,526	1,483,337
Carpenter Technology Corp.	18,956	723,740
Celanese Corp.	43,284	6,360,151
Century Aluminum Co. *	19,701	332,356
CF Industries Holdings, Inc.	85,941	8,321,667
Chase Corp.	3,124	263,541
Clearwater Paper Corp. *	6,468	214,155
Cleveland-Cliffs, Inc. *	192,020	4,894,590
Coeur Mining, Inc. *	108,488	393,811
Commercial Metals Co.	48,771	1,999,611
Compass Minerals International, Inc.	13,325	787,907
Core Molding Technologies, Inc. *	5,001	50,010
Corteva, Inc.	291,788	16,833,250
Crown Holdings, Inc.	50,762	5,585,850
Danimer Scientific, Inc. *(a)	34,263	134,311
Diversey Holdings Ltd. *	18,328	141,859
Dow, Inc.	294,521	19,585,646
DuPont de Nemours, Inc.	205,521	13,550,000
Eagle Materials, Inc.	15,872	1,957,335
Eastman Chemical Co.	51,723	5,310,400
Ecolab, Inc.	100,021	16,937,556
Ecovyst, Inc.	20,989	211,149
Element Solutions, Inc.	86,927	1,792,435
Flotek Industries, Inc. *	33,484	44,199
FMC Corp.	50,745	6,725,742
Freeport-McMoRan, Inc.	589,425	23,901,184
FutureFuel Corp.	9,399	89,384
Gatos Silver, Inc. *	17,898	60,495
GCP Applied Technologies, Inc. *	21,333	669,216
Ginkgo Bioworks Holdings, Inc. *	463,949	1,345,452
Glatfelter Corp.	18,834	207,174
Gold Resource Corp.	48,406	88,583
Graphic Packaging Holding Co.	114,106	2,487,511
Greif, Inc., Class A	12,564	762,384
H.B. Fuller Co.	21,032	1,402,834
Hawkins, Inc.	7,358	274,306
Haynes International, Inc.	5,389	210,602
Hecla Mining Co.	215,837	1,124,511
Huntsman Corp.	82,260	2,786,146
Ingevity Corp. *	15,978	957,082
Innospec, Inc.	9,667	921,362
International Flavors & Fragrances, Inc.	102,062	12,380,121
International Paper Co.	154,812	7,164,699
Intrepid Potash, Inc. *	3,965	303,640
Kaiser Aluminum Corp.	6,211	599,362
Koppers Holdings, Inc.	8,402	203,833
Kronos Worldwide, Inc.	9,190	139,872
Linde plc	205,386	64,072,217
Livent Corp. *	65,533	1,399,785
Loop Industries, Inc. *(a)	9,523	61,900
Louisiana-Pacific Corp.	35,389	2,283,298
LSB Industries, Inc. *	12,230	261,844
LyondellBasell Industries N.V., Class A	105,447	11,180,545
Marrone Bio Innovations, Inc. *	62,408	72,393
Martin Marietta Materials, Inc.	24,963	8,842,394
Materion Corp.	7,950	676,943
McEwen Mining, Inc. *	171,993	115,270
Mercer International, Inc.	18,107	289,893
Minerals Technologies, Inc.	13,718	872,602
SECURITY	NUMBER OF SHARES	VALUE ($)
MP Materials Corp. *	29,423	1,119,251
Myers Industries, Inc.	14,310	313,818
Neenah, Inc.	6,513	230,560
NewMarket Corp.	2,823	916,374
Newmont Corp.	320,839	23,373,121
Northern Technologies International Corp.	5,289	61,194
Nucor Corp.	109,247	16,909,251
O-I Glass, Inc. *	62,292	839,696
Olin Corp.	56,696	3,254,350
Olympic Steel, Inc.	4,090	140,410
Origin Materials, Inc. *	46,093	299,144
Orion Engineered Carbons S.A.	24,535	370,479
Packaging Corp. of America	37,957	6,117,530
Pactiv Evergreen, Inc.	17,554	173,082
Piedmont Lithium, Inc. *	6,108	399,524
PPG Industries, Inc.	95,344	12,203,079
PureCycle Technologies, Inc. *	33,927	264,631
Quaker Chemical Corp.	5,463	888,885
Ramaco Resources, Inc.	4,615	73,332
Ranpak Holdings Corp. *	15,372	231,810
Rayonier Advanced Materials, Inc. *	26,864	137,812
Reliance Steel & Aluminum Co.	24,957	4,947,725
Resolute Forest Products, Inc.	18,295	255,032
Royal Gold, Inc.	26,261	3,426,535
RPM International, Inc.	51,820	4,295,878
Ryerson Holding Corp.	5,712	210,259
Schnitzer Steel Industries, Inc., Class A	10,249	467,662
Schweitzer-Mauduit International, Inc.	12,414	312,336
Sealed Air Corp.	59,612	3,827,687
Sensient Technologies Corp.	16,516	1,397,254
Silgan Holdings, Inc.	33,581	1,489,989
Smith-Midland Corp. *	1,800	30,366
Sonoco Products Co.	39,154	2,424,024
Steel Dynamics, Inc.	75,676	6,489,217
Stepan Co.	8,411	858,847
Summit Materials, Inc., Class A *	47,110	1,309,658
SunCoke Energy, Inc.	33,755	280,842
Sylvamo Corp. *	14,874	664,124
Synalloy Corp. *	4,646	76,148
The Chemours Co.	64,448	2,131,295
The Mosaic Co.	148,145	9,247,211
The Scotts Miracle-Gro Co.	16,044	1,667,453
The Sherwin-Williams Co.	96,765	26,606,504
TimkenSteel Corp. *	15,566	321,749
Trecora Resources *	10,224	99,582
Tredegar Corp.	10,770	123,317
TriMas Corp.	17,122	505,784
Trinseo plc	15,623	741,311
Tronox Holdings plc, Class A	47,310	813,732
United States Lime & Minerals, Inc.	1,147	125,608
United States Steel Corp.	103,551	3,157,270
Universal Stainless & Alloy Products, Inc. *	6,628	57,664
Valvoline, Inc.	72,466	2,190,647
Vulcan Materials Co.	53,268	9,177,544
Warrior Met Coal, Inc.	20,726	706,135
Westlake Corp.	13,142	1,663,120
WestRock Co.	105,827	5,241,611
Worthington Industries, Inc.	13,333	634,251
		506,674,783

Media & Entertainment 6.8%
Activision Blizzard, Inc.	312,328	23,611,997
AdTheorent Holding Co., Inc. *(a)	21,011	181,745

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Advantage Solutions, Inc. *	41,561	209,052
Alphabet, Inc., Class A *	120,635	275,311,991
Alphabet, Inc., Class C *	111,413	256,175,253
Altice USA, Inc., Class A *	92,395	857,426
AMC Entertainment Holdings, Inc., Class A *	204,907	3,135,077
AMC Networks, Inc., Class A *	11,743	383,174
Angi, Inc. *	31,682	139,718
Audacy, Inc. *	44,339	112,621
Boston Omaha Corp., Class A *	8,095	168,700
Bumble, Inc., Class A *	28,215	676,878
BuzzFeed, Inc. *	14,995	74,825
Cable One, Inc.	1,975	2,303,245
Cardlytics, Inc. *	13,053	445,499
Cargurus, Inc. *	34,899	1,140,499
Cars.com, Inc. *	28,106	312,539
Charter Communications, Inc., Class A *	47,846	20,501,533
Chicken Soup For The Soul Entertainment, Inc. *	2,657	23,142
Cinedigm Corp., Class A *	54,801	38,147
Cinemark Holdings, Inc. *	44,949	712,891
Clear Channel Outdoor Holdings, Inc. *	193,206	475,287
Comcast Corp., Class A	1,813,934	72,122,016
comScore, Inc. *	29,328	59,243
Cumulus Media, Inc., Class A *	6,971	95,991
Daily Journal Corp. *	289	74,316
DHI Group, Inc. *	17,016	94,609
DISH Network Corp., Class A *	100,164	2,855,676
Electronic Arts, Inc.	112,925	13,330,796
Emerald Holding, Inc. *	15,388	41,394
Entravision Communications Corp., Class A	23,831	123,206
Eventbrite, Inc., Class A *	32,039	338,973
EverQuote, Inc., Class A *	8,283	114,968
Fluent, Inc. *	30,212	40,484
Fox Corp., Class A	126,671	4,539,889
Fox Corp., Class B	58,970	1,960,163
fuboTV, Inc. *	65,675	248,908
Gaia, Inc. *	10,263	50,699
Gannett Co., Inc. *	56,389	226,120
Gray Television, Inc.	36,047	667,590
Hemisphere Media Group, Inc. *	8,047	31,303
IAC/InterActiveCorp. *	33,656	2,789,409
iHeartMedia, Inc., Class A *	43,715	699,003
Innovid Corp. *	22,477	122,275
Integral Ad Science Holding Corp. *	6,256	73,883
John Wiley & Sons, Inc., Class A	17,797	905,689
Leafly Holdings, Inc. *	14,952	169,107
Lee Enterprises, Inc. *	1,545	37,235
Liberty Broadband Corp., Class A *	9,359	1,007,590
Liberty Broadband Corp., Class C *	57,159	6,391,519
Liberty Media Corp. - Liberty Braves, Class A *	5,453	143,250
Liberty Media Corp. - Liberty Braves, Class C *	13,094	328,790
Liberty Media Corp. - Liberty Formula One, Class A *	9,643	553,701
Liberty Media Corp. - Liberty Formula One, Class C *	81,773	5,096,911
Liberty Media Corp. - Liberty SiriusXM, Class A *	31,508	1,317,980
Liberty Media Corp. - Liberty SiriusXM, Class C *	63,124	2,643,633
Liberty TripAdvisor Holdings, Inc., Class A *	24,773	37,160
SECURITY	NUMBER OF SHARES	VALUE ($)
Lions Gate Entertainment Corp., Class A *	25,145	339,206
Lions Gate Entertainment Corp., Class B *	50,349	632,887
Live Nation Entertainment, Inc. *	54,380	5,703,374
Loyalty Ventures, Inc. *	7,503	95,963
Madison Square Garden Entertainment Corp. *	10,114	740,850
Madison Square Garden Sports Corp. *	6,727	1,090,514
Magnite, Inc. *	46,880	452,392
Match Group, Inc. *	114,152	9,035,131
MediaAlpha, Inc., Class A *	8,473	124,892
Meta Platforms, Inc., Class A *	926,149	185,665,090
National CineMedia, Inc.	26,005	57,471
Netflix, Inc. *	178,157	33,913,967
News Corp., Class A	154,161	3,061,637
News Corp., Class B	50,297	1,001,413
Nexstar Media Group, Inc., Class A	16,404	2,598,722
Nextdoor Holdings, Inc. *	25,528	115,131
Omnicom Group, Inc.	83,909	6,387,992
Paramount Global, Class B	247,236	7,199,512
Pinterest, Inc., Class A *	227,728	4,672,979
Playstudios, Inc. *(a)	32,347	187,289
Playtika Holding Corp. *	42,073	739,643
PubMatic, Inc., Class A *	10,574	238,655
QuinStreet, Inc. *	23,196	220,594
Reading International, Inc., Class A *	16,420	65,516
Reservoir Media, Inc. *	14,047	130,778
Roku, Inc. *	47,049	4,370,852
Saga Communications, Inc., Class A	3,088	70,190
Scholastic Corp.	11,997	442,089
Sciplay Corp., Class A *	8,602	114,923
Sinclair Broadcast Group, Inc., Class A	19,082	424,384
Sirius XM Holdings, Inc. (a)	363,708	2,182,248
Skillz, Inc. *	105,094	215,443
Snap, Inc., Class A *	433,384	12,334,109
Stagwell, Inc. *	30,656	207,848
Super League Gaming, Inc. *	8,293	11,527
System1, Inc. *	11,063	139,836
Take-Two Interactive Software, Inc. *	46,210	5,522,557
TechTarget, Inc. *	10,865	731,323
TEGNA, Inc.	87,670	1,933,123
The E.W. Scripps Co., Class A *	22,062	363,141
The Interpublic Group of Cos., Inc.	158,234	5,161,593
The Marcus Corp. *	9,696	152,518
The New York Times Co., Class A	67,939	2,603,422
The Walt Disney Co. *	730,295	81,522,831
Thryv Holdings, Inc. *	6,486	167,533
Townsquare Media, Inc., Class A *	2,521	27,479
TripAdvisor, Inc. *	40,167	1,031,087
TrueCar, Inc. *	41,115	147,192
Twitter, Inc. *	321,372	15,753,655
Urban One, Inc. *	9,867	79,824
Vimeo, Inc. *	62,096	632,758
Warner Bros Discovery, Inc. *	886,963	16,098,376
Warner Music Group Corp., Class A	46,061	1,371,236
Wejo Group Ltd. *	19,449	55,430
WideOpenWest, Inc. *	20,174	404,489
World Wrestling Entertainment, Inc., Class A	17,363	1,013,826
Yelp, Inc. *	26,910	875,382
Zedge, Inc., Class B *	4,350	22,359
Ziff Davis, Inc. *	19,491	1,722,225
ZipRecruiter, Inc., Class A *	4,850	109,173
ZoomInfo Technologies, Inc. *	120,897	5,730,518

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zynga, Inc., Class A *	423,932	3,505,918
		1,138,048,733

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
10X Genomics, Inc., Class A *	36,912	1,762,917
180 Life Sciences Corp. *	7,214	15,294
2seventy bio, Inc. *	10,067	135,502
4D Molecular Therapeutics, Inc. *	11,190	133,273
9 Meters Biopharma, Inc. *	107,754	45,020
Aadi Bioscience, Inc. *	8,033	117,282
AbbVie, Inc.	708,840	104,114,419
Absci Corp. *	5,148	30,425
ACADIA Pharmaceuticals, Inc. *	46,397	855,561
Achieve Life Sciences, Inc. *	10,306	71,421
Aclaris Therapeutics, Inc. *	18,878	232,577
Actinium Pharmaceuticals, Inc. *	7,539	45,083
Adamis Pharmaceuticals Corp. *	56,257	22,081
Adaptive Biotechnologies Corp. *	43,198	356,383
Adicet Bio, Inc. *	9,314	137,288
ADMA Biologics, Inc. *	69,227	127,378
Aeglea BioTherapeutics, Inc. *	13,223	19,041
Aerie Pharmaceuticals, Inc. *	20,408	145,101
Aerovate Therapeutics, Inc. *	3,663	46,703
Agenus, Inc. *	98,112	181,507
Agilent Technologies, Inc.	120,256	14,342,933
Agios Pharmaceuticals, Inc. *	22,582	496,127
Akebia Therapeutics, Inc. *	85,950	35,686
Akero Therapeutics, Inc. *	10,173	106,715
Akouos, Inc. *	10,685	29,918
Akoya Biosciences, Inc. *	4,688	44,114
Alaunos Therapeutics, Inc. *	82,975	44,093
Albireo Pharma, Inc. *	8,505	270,629
Aldeyra Therapeutics, Inc. *	22,201	68,157
Alector, Inc. *	22,141	212,554
Alkermes plc *	64,312	1,855,401
Allakos, Inc. *	14,053	52,980
Allogene Therapeutics, Inc. *	35,280	294,588
Allovir, Inc. *	18,004	81,918
Alnylam Pharmaceuticals, Inc. *	48,494	6,470,554
Alpha Teknova, Inc. *	2,787	31,298
Alpine Immune Sciences, Inc. *	5,500	50,600
Altimmune, Inc. *	14,356	64,889
ALX Oncology Holdings, Inc. *	7,977	101,946
Amgen, Inc.	225,815	52,657,800
Amicus Therapeutics, Inc. *	103,403	732,093
Amneal Pharmaceuticals, Inc. *	43,587	168,246
Amphastar Pharmaceuticals, Inc. *	14,857	526,978
Ampio Pharmaceuticals, Inc. *	73,284	16,870
Amylyx Pharmaceuticals, Inc. *	4,375	39,375
AnaptysBio, Inc. *	7,720	180,648
Anavex Life Sciences Corp. *	30,282	260,122
ANI Pharmaceuticals, Inc. *	4,883	144,097
Anika Therapeutics, Inc. *	5,811	125,111
Annexon, Inc. *	10,658	27,178
Annovis Bio, Inc. *	2,061	19,456
Antares Pharma, Inc. *	76,671	426,674
Apellis Pharmaceuticals, Inc. *	35,458	1,543,487
Aptinyx, Inc. *	20,000	17,844
Aquestive Therapeutics, Inc. *	9,107	12,750
Arbutus Biopharma Corp. *	36,352	84,700
Arcellx, Inc. *	4,029	44,037
Arcturus Therapeutics Holdings, Inc. *	8,656	167,753
Arcus Biosciences, Inc. *	17,923	433,916
Arcutis Biotherapeutics, Inc. *	11,246	227,057
Ardelyx, Inc. *	50,000	41,145
Arrowhead Pharmaceuticals, Inc. *	42,621	1,752,149
Arvinas, Inc. *	17,107	940,372
SECURITY	NUMBER OF SHARES	VALUE ($)
Assembly Biosciences, Inc. *	51,368	90,408
Assertio Holdings, Inc. *	23,152	48,851
Astria Therapeutics, Inc. *	7,850	47,806
Atara Biotherapeutics, Inc. *	35,390	225,080
Atea Pharmaceuticals, Inc. *	20,179	118,451
Athersys, Inc. *	99,317	48,675
Athira Pharma, Inc. *	13,857	142,589
Atossa Therapeutics, Inc. *	45,962	46,422
Atreca, Inc., Class A *	11,123	21,801
aTyr Pharma, Inc. *	10,000	41,600
Aura Biosciences, Inc. *	2,748	46,606
Avantor, Inc. *	245,138	7,814,999
AVEO Pharmaceuticals, Inc. *	17,180	87,274
Avid Bioservices, Inc. *	24,799	333,795
Avidity Biosciences, Inc. *	16,590	237,237
Avita Medical, Inc. *	10,054	61,329
Axsome Therapeutics, Inc. *	11,957	379,635
Azenta, Inc.	30,156	2,260,494
Beam Therapeutics, Inc. *	18,251	684,960
Berkeley Lights, Inc. *	15,991	79,555
BioCryst Pharmaceuticals, Inc. *	72,623	674,668
Biogen, Inc. *	58,992	12,237,300
Biohaven Pharmaceutical Holding Co., Ltd. *	24,585	2,192,244
BioMarin Pharmaceutical, Inc. *	73,379	5,969,382
Biomea Fusion, Inc. *	3,656	10,968
BioNano Genomics, Inc. *(a)	121,204	197,563
Bio-Rad Laboratories, Inc., Class A *	8,604	4,405,764
Bio-Techne Corp.	15,693	5,958,475
Bioxcel Therapeutics, Inc. *	7,800	102,258
Bluebird Bio, Inc. *	30,202	109,633
Blueprint Medicines Corp. *	25,335	1,478,297
BrainStorm Cell Therapeutics, Inc. *	11,287	33,861
Bridgebio Pharma, Inc. *	47,447	380,525
Bristol-Myers Squibb Co.	873,334	65,735,850
Bruker Corp.	41,438	2,382,271
C4 Therapeutics, Inc. *	16,467	141,122
Capricor Therapeutics, Inc. *	14,832	47,017
Cara Therapeutics, Inc. *	16,617	144,900
Cardiff Oncology, Inc. *	16,399	21,975
CareDx, Inc. *	20,646	628,464
Caribou Biosciences, Inc. *	7,373	54,560
CASI Pharmaceuticals, Inc. *	54,063	23,247
Cassava Sciences, Inc. *	14,736	307,540
Catalent, Inc. *	72,284	6,546,039
Catalyst Pharmaceuticals, Inc. *	39,688	302,423
Celcuity, Inc. *	4,926	32,118
Celldex Therapeutics, Inc. *	18,028	550,755
CEL-SCI Corp. *(a)	16,481	47,136
Century Therapeutics, Inc. *(a)	4,176	50,196
Cerevel Therapeutics Holdings, Inc. *	22,687	664,275
Charles River Laboratories International, Inc. *	20,197	4,877,777
Checkpoint Therapeutics, Inc. *	33,712	42,477
ChemoCentryx, Inc. *	20,043	369,994
Chimerix, Inc. *	37,732	166,021
Chinook Therapeutics, Inc. *	21,475	324,917
ChromaDex Corp. *	24,667	46,621
CinCor Pharma, Inc. *	5,326	126,706
Citius Pharmaceuticals, Inc. *(a)	76,073	76,834
Clearside Biomedical, Inc. *	20,216	30,930
Clene, Inc. *(a)	7,741	20,049
Clovis Oncology, Inc. *	52,002	104,004
Codex DNA, Inc. *(a)	5,459	20,198
Codexis, Inc. *	22,641	272,371
Codiak Biosciences, Inc. *	6,438	19,056
Cogent Biosciences, Inc. *	15,191	97,526
Coherus Biosciences, Inc. *	26,548	239,994

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Collegium Pharmaceutical, Inc. *	14,056	226,302
Concert Pharmaceuticals, Inc. *	23,681	73,885
ContraFect Corp. *	19,650	74,277
Corcept Therapeutics, Inc. *	37,947	816,240
CorMedix, Inc. *	13,948	47,981
Crinetics Pharmaceuticals, Inc. *	15,860	322,275
CRISPR Therapeutics AG *	28,521	1,415,212
CTI BioPharma Corp. *	37,496	191,605
Cue Biopharma, Inc. *	12,652	50,102
Cullinan Oncology, Inc. *	9,384	92,057
Curis, Inc. *	29,432	26,892
Cymabay Therapeutics, Inc. *	48,612	110,349
Cytek Biosciences, Inc. *	5,624	53,147
Cytokinetics, Inc. *	33,572	1,338,516
CytomX Therapeutics, Inc. *	24,803	42,413
Danaher Corp.	255,117	64,067,532
Dare Bioscience, Inc. *	30,532	34,501
Day One Biopharmaceuticals, Inc. *	4,457	37,974
Deciphera Pharmaceuticals, Inc. *	16,532	167,304
Denali Therapeutics, Inc. *	36,846	876,935
DermTech, Inc. *	10,214	87,330
Design Therapeutics, Inc. *	4,758	56,811
DICE Therapeutics, Inc. *	4,856	98,674
Durect Corp. *	100,516	45,232
Dynavax Technologies Corp. *	44,962	397,014
Dyne Therapeutics, Inc. *	10,151	81,005
Eagle Pharmaceuticals, Inc. *	4,393	193,863
Edgewise Therapeutics, Inc. *	4,640	37,027
Editas Medicine, Inc. *	27,610	365,556
Eiger BioPharmaceuticals, Inc. *	16,477	113,197
Elanco Animal Health, Inc. *	189,410	4,793,967
Eli Lilly & Co.	318,422	93,020,619
Eliem Therapeutics, Inc. *	2,517	7,954
Emergent BioSolutions, Inc. *	19,456	629,985
Enanta Pharmaceuticals, Inc. *	7,693	495,429
Endo International plc *	90,744	181,488
Enochian Biosciences, Inc. *(a)	7,537	57,960
Entrada Therapeutics, Inc. *(a)	3,500	20,930
Epizyme, Inc. *	82,826	53,456
EQRx, Inc. *	91,140	473,017
Equillium, Inc. *	6,993	17,098
Erasca, Inc. *	7,423	54,039
Esperion Therapeutics, Inc. *	23,247	132,043
Evelo Biosciences, Inc. *(a)	10,700	26,429
Evofem Biosciences, Inc. *	67,642	11,905
Evolus, Inc. *	13,267	148,458
Exact Sciences Corp. *	69,614	3,832,251
Exagen, Inc. *	4,095	24,980
Exelixis, Inc. *	130,216	2,909,025
EyePoint Pharmaceuticals, Inc. *	11,679	131,973
Fate Therapeutics, Inc. *	33,623	960,273
FibroGen, Inc. *	35,771	332,670
Foghorn Therapeutics, Inc. *	8,501	98,527
Forma Therapeutics Holdings, Inc. *	12,637	95,536
Fortress Biotech, Inc. *	29,965	32,961
Fulcrum Therapeutics, Inc. *	10,895	104,810
G1 Therapeutics, Inc. *	15,530	79,824
Galectin Therapeutics, Inc. *	17,413	26,990
Gelesis Holdings, Inc. *	16,733	86,510
Generation Bio Co. *	16,915	107,072
Genprex, Inc. *	29,742	47,587
Geron Corp. *	177,967	250,933
Gilead Sciences, Inc.	502,703	29,830,396
Global Blood Therapeutics, Inc. *	23,733	728,603
Gossamer Bio, Inc. *	26,312	181,816
Graphite Bio, Inc. *	5,814	23,372
GreenLight Biosciences Holdings PBC *	24,360	198,534
SECURITY	NUMBER OF SHARES	VALUE ($)
Greenwich Lifesciences, Inc. *	1,259	14,919
Gritstone bio, Inc. *	21,400	55,426
Halozyme Therapeutics, Inc. *	56,357	2,248,644
Harmony Biosciences Holdings, Inc. *	8,727	393,064
Harpoon Therapeutics, Inc. *	10,228	23,013
Harrow Health, Inc. *	12,577	85,146
Harvard Bioscience, Inc. *	14,274	74,510
Heat Biologics, Inc. *	9,763	23,138
Hepion Pharmaceuticals, Inc. *	31,535	29,239
Heron Therapeutics, Inc. *	40,824	184,524
Homology Medicines, Inc. *	19,308	32,051
Horizon Therapeutics plc *	91,332	9,001,682
Humacyte, Inc. *	22,996	162,812
Humanigen, Inc. *	17,832	33,524
iBio, Inc. *	74,003	21,653
Icosavax, Inc. *	4,633	33,589
Ideaya Biosciences, Inc. *	12,679	121,592
IGM Biosciences, Inc. *	6,664	111,555
Ikena Oncology, Inc. *	3,541	13,739
Illumina, Inc. *	62,794	18,627,840
Imago Biosciences, Inc. *	3,499	57,209
Immuneering Corp., Class A *(a)	2,997	14,895
Immunic, Inc. *	6,574	44,506
ImmunityBio, Inc. *	25,226	91,570
ImmunoGen, Inc. *	86,212	416,404
Immunovant, Inc. *	17,821	82,155
Incyte Corp. *	75,885	5,688,340
Infinity Pharmaceuticals, Inc. *	29,948	23,635
Inhibrx, Inc. *	7,931	125,706
Inmune Bio, Inc. *	5,159	38,796
Innoviva, Inc. *	26,333	449,241
Inotiv, Inc. *	6,479	92,326
Inovio Pharmaceuticals, Inc. *(a)	98,258	268,244
Insmed, Inc. *	46,800	1,028,196
Instil Bio, Inc. *	6,618	46,789
Intellia Therapeutics, Inc. *	27,490	1,347,835
Intercept Pharmaceuticals, Inc. *	11,183	175,685
Intra-Cellular Therapies, Inc. *	34,194	1,730,558
Ionis Pharmaceuticals, Inc. *	57,125	2,099,915
Iovance Biotherapeutics, Inc. *	54,425	824,539
IQVIA Holdings, Inc. *	76,709	16,721,795
Ironwood Pharmaceuticals, Inc. *	66,237	794,844
iTeos Therapeutics, Inc. *	7,943	211,999
IVERIC bio, Inc. *	43,672	604,857
Janux Therapeutics, Inc. *	4,808	47,311
Jazz Pharmaceuticals plc *	24,579	3,938,047
Johnson & Johnson	1,055,955	190,557,639
Jounce Therapeutics, Inc. *	16,599	87,975
KalVista Pharmaceuticals, Inc. *	8,852	112,686
Karuna Therapeutics, Inc. *	8,778	978,396
Karyopharm Therapeutics, Inc. *	32,474	198,091
KemPharm, Inc. *(a)	11,139	49,791
Keros Therapeutics, Inc. *	5,425	287,579
Kezar Life Sciences, Inc. *	16,703	198,432
Kiniksa Pharmaceuticals Ltd., Class A *	12,701	118,500
Kinnate Biopharma, Inc. *	6,937	51,819
Kodiak Sciences, Inc. *	13,152	79,175
Kronos Bio, Inc. *	16,223	76,735
Krystal Biotech, Inc. *	8,676	525,852
Kura Oncology, Inc. *	27,974	401,427
Kymera Therapeutics, Inc. *	14,238	446,361
Larimar Therapeutics, Inc. *	4,106	15,233
Leap Therapeutics, Inc. *	32,000	41,280
Lexicon Pharmaceuticals, Inc. *	24,980	45,214
Ligand Pharmaceuticals, Inc. *	6,846	635,720
Lineage Cell Therapeutics, Inc. *	45,545	55,565
Lipocine, Inc. *	50,000	44,095

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Liquidia Corp. *	20,793	113,114
Lyell Immunopharma, Inc. *(a)	9,978	51,187
MacroGenics, Inc. *	24,123	172,479
Madrigal Pharmaceuticals, Inc. *	5,052	353,640
Magenta Therapeutics, Inc. *	19,635	28,078
MannKind Corp. *	110,094	344,594
Maravai LifeSciences Holdings, Inc., Class A *	43,307	1,330,824
Marinus Pharmaceuticals, Inc. *	12,809	84,796
Matinas BioPharma Holdings, Inc. *	78,387	55,263
MediciNova, Inc. *(a)	17,843	47,641
Medpace Holdings, Inc. *	11,429	1,526,572
MEI Pharma, Inc. *	50,519	24,830
Merck & Co., Inc.	1,012,944	89,838,003
Mersana Therapeutics, Inc. *	26,564	92,443
Mettler-Toledo International, Inc. *	9,199	11,751,998
MiMedx Group, Inc. *	31,423	124,121
Mirati Therapeutics, Inc. *	20,202	1,248,282
Mirum Pharmaceuticals, Inc. *	7,069	168,101
Moderna, Inc. *	141,577	19,029,365
Molecular Templates, Inc. *	15,226	25,884
Moleculin Biotech, Inc. *	20,198	32,115
Monte Rosa Therapeutics, Inc. *(a)	4,528	49,355
Morphic Holding, Inc. *	10,335	313,254
Mustang Bio, Inc. *	31,286	23,299
MyMD Pharmaceuticals, Inc. *	13,965	52,229
Myovant Sciences Ltd. *	16,843	156,808
Myriad Genetics, Inc. *	31,528	646,324
NanoString Technologies, Inc. *	18,579	348,914
Natera, Inc. *	35,147	1,234,363
Nautilus Biotechnology, Inc. *	22,256	103,936
Nektar Therapeutics *	73,818	304,868
NeoGenomics, Inc. *	48,198	455,471
Neoleukin Therapeutics, Inc. *	13,687	16,698
Neurocrine Biosciences, Inc. *	37,840	3,406,735
NextCure, Inc. *	10,000	41,600
NGM Biopharmaceuticals, Inc. *	15,070	188,074
Nkarta, Inc. *	10,914	201,254
Novavax, Inc. *	30,511	1,375,131
NRX Pharmaceuticals, Inc. *	12,000	18,720
Nurix Therapeutics, Inc. *	15,286	169,216
Nuvalent, Inc., Class A *(a)	3,544	36,468
Nuvation Bio, Inc. *	52,407	244,217
Ocugen, Inc. *(a)	76,012	166,466
Ocular Therapeutix, Inc. *	31,066	110,906
Olema Pharmaceuticals, Inc. *	11,384	29,029
Omega Therapeutics, Inc. *	3,087	10,527
Omeros Corp. *(a)	32,056	111,234
Oncocyte Corp. *	30,590	35,484
Opiant Pharmaceuticals, Inc. *	2,300	45,908
Optinose, Inc. *	37,378	90,455
Organogenesis Holdings, Inc. *	24,028	154,740
Organon & Co.	101,935	3,295,559
Orgenesis, Inc. *	9,467	28,401
ORIC Pharmaceuticals, Inc. *	12,565	41,716
Osmotica Pharmaceuticals plc *	32,713	44,490
Otonomy, Inc. *	16,843	37,055
Outlook Therapeutics, Inc. *(a)	62,495	96,867
Ovid therapeutics, Inc. *	19,452	53,493
Oyster Point Pharma, Inc. *(a)	8,713	55,589
Pacific Biosciences of California, Inc. *	87,832	556,855
Pacira BioSciences, Inc. *	17,701	1,319,964
Paratek Pharmaceuticals, Inc. *	17,405	38,465
Pardes Biosciences, Inc. *	13,159	97,771
PDS Biotechnology Corp. *	7,907	43,726
PerkinElmer, Inc.	50,938	7,468,020
Perrigo Co., plc	53,173	1,823,834
Personalis, Inc. *	14,193	79,481
SECURITY	NUMBER OF SHARES	VALUE ($)
Pfizer, Inc.	2,252,275	110,519,134
Phathom Pharmaceuticals, Inc. *	6,778	87,707
Phibro Animal Health Corp., Class A	8,185	147,248
Pieris Pharmaceuticals, Inc. *	35,732	100,050
Pliant Therapeutics, Inc. *	9,246	54,182
PLx Pharma, Inc. *	8,708	26,298
PMV Pharmaceuticals, Inc. *	10,467	151,667
Point Biopharma Global, Inc. *(a)	29,078	247,454
Poseida Therapeutics, Inc. *	13,528	41,802
Praxis Precision Medicines, Inc. *	13,673	110,751
Precigen, Inc. *	62,114	82,612
Precision BioSciences, Inc. *	19,968	39,736
Prestige Consumer Healthcare, Inc. *	20,071	1,097,081
Prometheus Biosciences, Inc. *	4,232	111,302
ProPhase Labs, Inc.	7,657	56,815
Protagonist Therapeutics, Inc. *	18,129	164,793
Prothena Corp. plc *	14,317	417,484
Provention Bio, Inc. *	21,027	94,411
PTC Therapeutics, Inc. *	28,121	993,515
Quanterix Corp. *	14,993	332,695
Quantum-Si, Inc. *	32,018	140,239
Radius Health, Inc. *	17,803	121,773
Rallybio Corp. *	5,199	51,782
Rani Therapeutics Holdings, Inc., Class A *	2,793	34,158
RAPT Therapeutics, Inc. *	7,603	115,033
Reata Pharmaceuticals, Inc., Class A *	12,096	306,996
Recursion Pharmaceuticals, Inc., Class A *	9,451	58,596
Regeneron Pharmaceuticals, Inc. *	42,809	28,215,840
REGENXBIO, Inc. *	14,834	411,792
Relay Therapeutics, Inc. *	30,982	738,301
Relmada Therapeutics, Inc. *	11,539	289,744
Repligen Corp. *	20,577	3,235,527
Replimune Group, Inc. *	11,714	196,444
Revance Therapeutics, Inc. *	26,353	431,662
REVOLUTION Medicines, Inc. *	24,398	487,228
Rhythm Pharmaceuticals, Inc. *	16,923	105,938
Rigel Pharmaceuticals, Inc. *	82,091	193,735
Rocket Pharmaceuticals, Inc. *	20,736	213,166
Roivant Sciences Ltd. *	36,902	136,168
Royalty Pharma plc, Class A	143,849	6,125,090
Rubius Therapeutics, Inc. *	15,779	26,193
Sage Therapeutics, Inc. *	21,754	685,686
Sana Biotechnology, Inc. *	34,162	257,923
Sangamo Therapeutics, Inc. *	57,765	239,725
Sarepta Therapeutics, Inc. *	35,101	2,538,504
Satsuma Pharmaceuticals, Inc. *	12,319	47,921
Savara, Inc. *	42,882	50,601
Scholar Rock Holding Corp. *	11,892	84,076
Science 37 Holdings, Inc. *	19,869	77,688
SCYNEXIS, Inc. *	8,875	23,696
Seagen, Inc. *	54,359	7,121,573
Seelos Therapeutics, Inc. *	39,148	24,272
Seer, Inc. *	13,439	97,836
Selecta Biosciences, Inc. *	33,810	25,909
SELLAS Life Sciences Group, Inc. *	4,570	12,430
Seres Therapeutics, Inc. *	29,926	141,550
Sesen Bio, Inc. *	67,895	25,807
Shattuck Labs, Inc. *	11,210	43,046
SIGA Technologies, Inc. *	17,097	117,456
Singular Genomics Systems, Inc. *	4,713	19,276
Societal CDMO, Inc. *	28,335	38,536
SomaLogic, Inc. *	61,519	388,800
Sorrento Therapeutics, Inc. *	120,896	182,553
Sotera Health Co. *	40,114	817,523
Spectrum Pharmaceuticals, Inc. *	58,461	47,219
Spero Therapeutics, Inc. *	12,120	58,903

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SpringWorks Therapeutics, Inc. *	10,688	458,622
SQZ Biotechnologies Co. *	7,793	28,756
Standard BioTools, Inc. *	27,127	71,887
Stoke Therapeutics, Inc. *	9,346	134,956
Supernus Pharmaceuticals, Inc. *	22,037	614,832
Surface Oncology, Inc. *	12,172	25,805
Surrozen, Inc. *	8,548	21,968
Sutro Biopharma, Inc. *	23,381	140,520
Syndax Pharmaceuticals, Inc. *	20,384	341,840
Syneos Health, Inc. *	42,088	3,076,212
Synlogic, Inc. *	25,000	42,500
Talaris Therapeutics, Inc. *	3,539	24,985
Tango Therapeutics, Inc. *	24,311	178,929
Tarsus Pharmaceuticals, Inc. *	2,363	43,267
Taysha Gene Therapies, Inc. *	9,484	34,711
TCR2 Therapeutics, Inc. *	13,931	29,673
Tenaya Therapeutics, Inc. *(a)	4,937	45,519
TFF Pharmaceuticals, Inc. *	11,966	60,668
TG Therapeutics, Inc. *	53,453	370,964
Theravance Biopharma, Inc. *	24,661	237,979
Thermo Fisher Scientific, Inc.	157,914	87,313,809
Theseus Pharmaceuticals, Inc. *	6,000	49,020
Tonix Pharmaceuticals Holding Corp. *	126,272	18,423
Travere Therapeutics, Inc. *	20,515	515,542
Trevena, Inc. *	93,743	27,795
Tricida, Inc. *	15,531	143,351
Turning Point Therapeutics, Inc. *	20,129	592,598
Twist Bioscience Corp. *	22,189	639,931
Tyra Biosciences, Inc. *(a)	4,200	31,374
Ultragenyx Pharmaceutical, Inc. *	27,778	1,963,627
uniQure N.V. *	14,271	213,209
United Therapeutics Corp. *	18,003	3,196,613
Vanda Pharmaceuticals, Inc. *	24,287	240,927
Vaxart, Inc. *(a)	53,313	185,529
Vaxcyte, Inc. *	14,448	349,786
VBI Vaccines, Inc. *	95,399	119,249
Ventyx Biosciences, Inc. *(a)	5,000	72,650
Vera Therapeutics, Inc. *	4,235	84,700
Veracyte, Inc. *	28,113	575,473
Verastem, Inc. *	75,269	106,882
Vericel Corp. *	18,920	539,220
Verrica Pharmaceuticals, Inc. *	4,072	26,753
Vertex Pharmaceuticals, Inc. *	102,150	27,909,423
Verve Therapeutics, Inc. *	5,474	81,672
Viatris, Inc.	489,039	5,051,773
Vigil Neuroscience, Inc. *	4,206	14,258
Viking Therapeutics, Inc. *	44,466	105,829
Vincerx Pharma, Inc. *	4,112	10,609
Vir Biotechnology, Inc. *	28,698	584,004
Viridian Therapeutics Inc. *	7,609	104,700
VistaGen Therapeutics, Inc. *	112,808	143,266
Vor BioPharma, Inc. *	3,785	21,688
Voyager Therapeutics, Inc. *	15,910	116,620
Waters Corp. *	24,472	7,415,505
West Pharmaceutical Services, Inc.	29,747	9,372,090
XBiotech, Inc.	11,401	88,472
Xencor, Inc. *	24,000	599,520
Xeris Biopharma Holdings, Inc. *	47,467	115,819
XOMA Corp. *	4,338	83,420
Y-mAbs Therapeutics, Inc. *	13,495	113,358
Zentalis Pharmaceuticals, Inc. *	14,595	387,059
Zoetis, Inc.	189,858	33,652,330
		1,310,247,751

Real Estate 3.7%
Acadia Realty Trust	36,187	757,032
Agree Realty Corp.	28,606	1,942,920
SECURITY	NUMBER OF SHARES	VALUE ($)
Alexander & Baldwin, Inc.	28,776	610,051
Alexander's, Inc.	799	198,288
Alexandria Real Estate Equities, Inc.	58,264	10,613,370
Alpine Income Property Trust, Inc.	4,623	86,450
American Assets Trust, Inc.	21,614	791,072
American Campus Communities, Inc.	55,695	3,601,796
American Homes 4 Rent, Class A	117,716	4,662,731
American Tower Corp.	182,502	43,986,632
Americold Realty Trust	106,351	2,805,539
Apartment Income REIT Corp.	63,393	3,117,034
Apartment Investment & Management Co., Class A *	58,899	371,064
Apple Hospitality REIT, Inc.	84,280	1,490,913
Armada Hoffler Properties, Inc.	28,123	381,067
Ashford Hospitality Trust, Inc. *	17,079	120,407
AvalonBay Communities, Inc.	56,018	12,742,975
Bluerock Residential Growth REIT, Inc.	10,504	279,511
Boston Properties, Inc.	57,162	6,722,251
Braemar Hotels & Resorts, Inc.	24,766	150,082
Brandywine Realty Trust	69,309	808,836
Brixmor Property Group, Inc.	118,738	3,013,570
Broadstone Net Lease, Inc.	65,633	1,357,947
BRT Apartments Corp.	5,530	121,052
Camden Property Trust	40,918	6,419,625
CareTrust REIT, Inc.	38,237	619,822
CatchMark Timber Trust, Inc., Class A	18,210	149,504
CBRE Group, Inc., Class A *	134,042	11,130,848
Cedar Realty Trust, Inc.	4,511	128,022
Centerspace	6,268	578,286
Chatham Lodging Trust *	22,699	325,958
City Office REIT, Inc.	16,407	243,480
Clipper Realty, Inc.	5,283	47,177
Community Healthcare Trust, Inc.	9,015	331,932
Corporate Office Properties Trust	45,685	1,219,333
Cousins Properties, Inc.	59,576	2,138,778
Creative Media & Community Trust Corp.	10,071	71,202
Crown Castle International Corp.	173,397	32,114,858
CTO Realty Growth, Inc.	2,566	163,634
CubeSmart	87,809	4,171,806
Cushman & Wakefield plc *	60,804	1,088,392
DiamondRock Hospitality Co. *	88,294	937,682
Digital Realty Trust, Inc.	113,833	16,633,278
DigitalBridge Group, Inc. *	208,611	1,451,933
Diversified Healthcare Trust	96,357	216,803
Doma Holdings, Inc. *	67,354	125,278
Douglas Elliman, Inc.	26,736	162,020
Douglas Emmett, Inc.	70,597	2,079,788
Duke Realty Corp.	152,176	8,331,636
Easterly Government Properties, Inc.	38,052	724,891
EastGroup Properties, Inc.	16,332	3,062,250
Empire State Realty Trust, Inc., Class A	57,511	496,895
EPR Properties	29,832	1,566,777
Equinix, Inc.	36,108	25,964,541
Equity Commonwealth *	45,678	1,196,307
Equity LifeStyle Properties, Inc.	69,365	5,360,527
Equity Residential	137,468	11,203,642
Essential Properties Realty Trust, Inc.	47,805	1,147,320
Essex Property Trust, Inc.	26,430	8,702,606
eXp World Holdings, Inc.	27,365	366,417
Extra Space Storage, Inc.	53,705	10,203,950
Farmland Partners, Inc.	11,255	165,674
Federal Realty Investment Trust	28,282	3,310,691
First Industrial Realty Trust, Inc.	52,222	3,028,876
Forestar Group, Inc. *	6,845	111,642
Four Corners Property Trust, Inc.	31,340	860,596

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Franklin Street Properties Corp.	36,290	187,256
FRP Holdings, Inc. *	2,400	135,624
Gaming & Leisure Properties, Inc.	93,636	4,155,566
Getty Realty Corp.	15,982	430,076
Gladstone Commercial Corp.	14,107	296,811
Gladstone Land Corp.	12,206	444,298
Global Medical REIT, Inc.	26,096	385,177
Global Net Lease, Inc.	40,979	574,935
Healthcare Realty Trust, Inc.	59,729	1,617,461
Healthcare Trust of America, Inc., Class A	88,614	2,699,182
Healthpeak Properties, Inc.	216,270	7,095,819
Hersha Hospitality Trust *	15,131	147,981
Highwoods Properties, Inc.	41,263	1,685,181
Host Hotels & Resorts, Inc.	287,070	5,841,875
Hudson Pacific Properties, Inc.	61,978	1,442,848
Independence Realty Trust, Inc.	88,335	2,408,012
Indus Realty Trust, Inc.	2,529	180,697
Industrial Logistics Properties Trust	25,951	419,368
Innovative Industrial Properties, Inc.	10,873	1,572,127
InvenTrust Properties Corp.	27,705	839,184
Invitation Homes, Inc.	238,900	9,512,998
Iron Mountain, Inc.	115,741	6,218,764
iStar, Inc.	28,857	485,952
JBG SMITH Properties	46,804	1,233,753
Jones Lang LaSalle, Inc. *	20,325	4,445,687
Kennedy-Wilson Holdings, Inc.	47,300	1,066,615
Kilroy Realty Corp.	42,153	2,950,710
Kimco Realty Corp.	246,984	6,256,105
Kite Realty Group Trust	88,731	1,978,701
Lamar Advertising Co., Class A	34,611	3,821,401
Life Storage, Inc.	32,708	4,333,483
LTC Properties, Inc.	15,488	511,104
LXP Industrial Trust	112,998	1,418,125
Marcus & Millichap, Inc.	10,209	457,261
Medical Properties Trust, Inc.	237,970	4,376,268
Mid-America Apartment Communities, Inc.	46,301	9,106,481
National Health Investors, Inc.	18,522	954,439
National Retail Properties, Inc.	70,059	3,071,387
National Storage Affiliates Trust	32,307	1,828,576
NETSTREIT Corp.	16,031	346,590
New Century Financial Corp. *(b)	3,600	0
New York City REIT, Inc., Class A	6,185	76,570
Newmark Group, Inc., Class A	67,011	814,184
NexPoint Residential Trust, Inc.	9,107	811,980
Offerpad Solutions, Inc. *(a)	27,533	137,940
Office Properties Income Trust	20,035	433,157
Omega Healthcare Investors, Inc.	94,873	2,417,364
One Liberty Properties, Inc.	6,163	176,570
Opendoor Technologies, Inc. *	157,733	1,102,554
Orion Office REIT, Inc.	24,022	322,375
Outfront Media, Inc.	58,612	1,500,467
Paramount Group, Inc.	65,064	618,759
Park Hotels & Resorts, Inc.	96,763	1,907,199
Pebblebrook Hotel Trust	52,469	1,281,293
Phillips Edison & Co., Inc.	45,736	1,548,621
Physicians Realty Trust	90,146	1,545,102
Piedmont Office Realty Trust, Inc., Class A	49,325	794,133
Plymouth Industrial REIT, Inc.	13,548	326,778
Postal Realty Trust, Inc., Class A	7,337	123,482
PotlatchDeltic Corp.	27,519	1,524,277
Preferred Apartment Communities, Inc.	20,935	520,863
Prologis, Inc.	296,223	47,481,585
PS Business Parks, Inc.	8,249	1,544,213
Public Storage	61,048	22,679,332
SECURITY	NUMBER OF SHARES	VALUE ($)
Rayonier, Inc.	58,148	2,511,994
RE/MAX Holdings, Inc., Class A	9,310	218,413
Realogy Holdings Corp. *	48,041	526,529
Realty Income Corp.	227,086	15,750,685
Redfin Corp. *	41,349	461,041
Regency Centers Corp.	61,319	4,220,587
Retail Opportunity Investments Corp.	49,679	925,520
Rexford Industrial Realty, Inc.	63,887	4,985,741
RLJ Lodging Trust	68,758	963,987
RPT Realty	33,736	448,351
Ryman Hospitality Properties, Inc. *	22,226	2,077,686
Sabra Health Care REIT, Inc.	94,675	1,105,804
Safehold, Inc.	5,455	234,838
Saul Centers, Inc.	5,781	298,357
SBA Communications Corp.	43,617	15,139,897
Seritage Growth Properties, Class A *	15,766	156,083
Service Properties Trust	69,542	564,681
Simon Property Group, Inc.	131,619	15,531,042
SITE Centers Corp.	71,864	1,142,638
SL Green Realty Corp.	25,750	1,782,415
Spirit Realty Capital, Inc.	51,912	2,255,576
STAG Industrial, Inc.	71,137	2,654,833
STORE Capital Corp.	98,967	2,813,632
Stratus Properties, Inc. *	3,398	142,716
Summit Hotel Properties, Inc. *	47,221	466,071
Sun Communities, Inc.	46,606	8,182,615
Sunstone Hotel Investors, Inc. *	87,253	1,068,849
Tanger Factory Outlet Centers, Inc.	42,171	680,218
Tejon Ranch Co. *	11,108	203,387
Terreno Realty Corp.	30,190	2,196,323
The Howard Hughes Corp. *	16,537	1,658,496
The Macerich Co.	84,212	1,056,861
The Necessity Retail REIT, Inc.	54,360	406,069
The RMR Group, Inc., Class A	6,145	167,636
The St. Joe Co.	13,049	694,337
Trinity Place Holdings, Inc. *	31,763	41,927
UDR, Inc.	119,194	6,342,313
UMH Properties, Inc.	17,821	419,150
Uniti Group, Inc.	91,944	1,139,186
Universal Health Realty Income Trust	4,762	239,005
Urban Edge Properties	45,352	847,629
Urstadt Biddle Properties, Inc., Class A	13,328	231,241
Ventas, Inc.	161,268	8,958,437
Veris Residential, Inc. *	32,057	513,233
VICI Properties, Inc.	338,101	10,078,791
Vornado Realty Trust	63,880	2,472,795
Washington Real Estate Investment Trust	34,512	831,394
Welltower, Inc.	174,735	15,867,685
WeWork, Inc., Class A *(a)	91,605	642,151
Weyerhaeuser Co.	300,102	12,370,204
Whitestone REIT	19,663	238,905
WP Carey, Inc.	75,892	6,129,797
Xenia Hotels & Resorts, Inc. *	46,347	894,034
Zillow Group, Inc., Class A *	14,933	577,160
Zillow Group, Inc., Class C *	66,716	2,656,631
		620,895,519

Retailing 5.6%
1-800-Flowers.com, Inc., Class A *	11,378	116,056
1847 Goedeker, Inc. *	39,276	49,880
Abercrombie & Fitch Co., Class A *	22,782	787,802
Academy Sports & Outdoors, Inc.	35,515	1,326,840
Advance Auto Parts, Inc.	24,998	4,990,351
Amazon.com, Inc. *	175,513	436,260,378
American Eagle Outfitters, Inc.	61,153	924,022

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
America's Car-Mart, Inc. *	2,260	182,721
Arhaus, Inc. *	5,100	36,567
Arko Corp.	25,063	232,334
Asbury Automotive Group, Inc. *	9,302	1,708,870
AutoNation, Inc. *	15,890	1,841,810
AutoZone, Inc. *	8,275	16,181,514
BARK, Inc. *	31,805	98,277
Barnes & Noble Education, Inc. *	11,885	36,130
Bath & Body Works, Inc.	103,666	5,482,895
Bed Bath & Beyond, Inc. *	39,977	544,087
Best Buy Co., Inc.	87,164	7,838,658
Big 5 Sporting Goods Corp. (a)	7,723	111,752
Big Lots, Inc.	11,917	368,235
Boot Barn Holdings, Inc. *	11,796	1,062,348
Boxed, Inc. *	22,035	252,741
Brilliant Earth Group, Inc., Class A *	4,000	30,800
Build-A-Bear Workshop, Inc.	6,224	117,883
Burlington Stores, Inc. *	26,928	5,481,464
Caleres, Inc.	14,963	343,102
Camping World Holdings, Inc., Class A	16,515	424,105
CarLotz, Inc. *	25,975	23,063
CarMax, Inc. *	64,992	5,575,014
CarParts.com, Inc. *	17,830	106,802
Carvana Co. *	39,719	2,302,113
Chewy, Inc., Class A *	36,095	1,048,921
Chico's FAS, Inc. *	54,892	290,928
Citi Trends, Inc. *	3,328	93,084
Conn's, Inc. *	9,331	146,030
ContextLogic, Inc., Class A *	140,499	238,848
Designer Brands, Inc., Class A	25,158	347,684
Destination XL Group, Inc. *	14,000	69,300
Dick's Sporting Goods, Inc.	25,002	2,410,693
Dillard's, Inc., Class A	1,672	507,970
Dollar General Corp.	93,036	22,098,841
Dollar Tree, Inc. *	90,130	14,641,618
DoorDash, Inc., Class A *	64,714	5,269,661
Duluth Holdings, Inc., Class B *	5,854	71,711
eBay, Inc.	250,916	13,027,559
Enjoy Technology, Inc. *	22,906	24,509
Etsy, Inc. *	50,699	4,724,640
EVgo, Inc. *	28,193	255,429
Express, Inc. *	28,996	99,746
Five Below, Inc. *	22,411	3,520,768
Floor & Decor Holdings, Inc., Class A *	42,222	3,365,938
Foot Locker, Inc.	35,213	1,032,093
Franchise Group, Inc.	11,469	427,679
Funko, Inc., Class A *	12,386	201,768
GameStop Corp., Class A *	24,980	3,124,249
Genesco, Inc. *	5,246	325,409
Genuine Parts Co.	57,015	7,414,801
Group 1 Automotive, Inc.	6,824	1,188,331
Groupon, Inc. *	8,149	158,987
GrowGeneration Corp. *	25,514	150,788
Guess?, Inc.	16,745	376,260
Haverty Furniture Cos., Inc.	6,681	165,889
Hibbett, Inc.	5,232	225,918
iMedia Brands, Inc. *	5,763	21,265
JOANN, Inc.	5,197	54,257
Kirkland's, Inc. *	5,229	37,806
Kohl's Corp.	55,689	3,223,279
Lands' End, Inc. *	4,426	62,052
Lazydays Holdings, Inc. *	2,659	51,664
Leslie's, Inc. *	54,147	1,061,281
Liquidity Services, Inc. *	10,485	151,194
Lithia Motors, Inc.	12,235	3,464,096
LKQ Corp.	106,997	5,310,261
LL Flooring Holdings, Inc. *	10,644	146,994
SECURITY	NUMBER OF SHARES	VALUE ($)
Lowe’s Cos., Inc.	270,075	53,401,930
Macy's, Inc.	119,228	2,881,741
MarineMax, Inc. *	9,246	378,346
Monro, Inc.	13,330	609,581
Murphy USA, Inc.	9,167	2,141,411
National Vision Holdings, Inc. *	32,814	1,235,447
Nordstrom, Inc.	44,188	1,135,632
Ollie's Bargain Outlet Holdings, Inc. *	24,154	1,160,600
OneWater Marine, Inc., Class A	4,097	133,931
O'Reilly Automotive, Inc. *	26,987	16,368,965
Overstock.com, Inc. *	17,329	581,561
Party City Holdco, Inc. *	42,981	132,811
Penske Automotive Group, Inc.	12,238	1,282,787
Petco Health & Wellness Co., Inc. *	32,819	632,094
PetMed Express, Inc.	8,051	176,317
Pool Corp.	16,156	6,546,734
Porch Group, Inc. *	28,391	105,047
Poshmark, Inc., Class A *	14,174	156,481
Quotient Technology, Inc. *	36,556	194,112
Qurate Retail, Inc., Class A	149,581	629,736
Rent the Runway, Inc., Class A *(a)	7,000	44,380
Rent-A-Center, Inc.	24,805	598,297
Revolve Group, Inc. *	15,399	650,762
RH *	6,948	2,335,362
Ross Stores, Inc.	141,884	14,155,767
RumbleON, Inc., Class B *	3,322	66,971
Sally Beauty Holdings, Inc. *	43,214	653,396
Shift Technologies, Inc. *(a)	28,940	38,780
Shoe Carnival, Inc.	6,398	193,156
Shutterstock, Inc.	9,075	687,159
Signet Jewelers Ltd.	20,947	1,470,479
Sleep Number Corp. *	9,204	373,314
Sonic Automotive, Inc., Class A	8,473	360,526
Sportsman's Warehouse Holdings, Inc. *	17,402	167,233
Stitch Fix, Inc., Class A *	32,183	305,738
Target Corp.	192,130	43,930,524
The Aaron's Co., Inc.	12,581	258,288
The Buckle, Inc.	11,696	363,278
The Cato Corp., Class A	7,100	96,205
The Children's Place, Inc. *	5,926	274,552
The Container Store Group, Inc. *	13,492	103,214
The Gap, Inc.	87,050	1,081,161
The Home Depot, Inc.	418,850	125,822,540
The ODP Corp. *	18,046	776,519
The RealReal, Inc. *	31,331	169,814
The TJX Cos., Inc.	478,745	29,337,494
ThredUp, Inc., Class A *	20,108	132,512
Tile Shop Holdings, Inc.	15,152	90,609
Tilly's, Inc., Class A	8,425	74,308
Torrid Holdings, Inc. *	4,414	25,866
Tractor Supply Co.	45,542	9,174,436
TravelCenters of America, Inc. *	4,602	174,922
Tuesday Morning Corp. *	29,118	25,624
Ulta Beauty, Inc. *	21,711	8,614,925
Urban Outfitters, Inc. *	25,652	610,518
Victoria's Secret & Co. *	28,881	1,360,873
Vivid Seats, Inc., Class A	9,000	88,830
Volta, Inc. *	46,753	97,714
Vroom, Inc. *	48,066	74,983
Warby Parker, Inc., Class A *	3,953	92,065
Wayfair, Inc., Class A *	31,677	2,437,228
Weyco Group, Inc.	3,066	75,454
Williams-Sonoma, Inc.	29,416	3,838,200
Winmark Corp.	1,169	237,541
Xometry, Inc., Class A *	2,753	90,353

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zumiez, Inc. *	8,125	297,619
		937,283,566

Semiconductors & Semiconductor Equipment 5.0%
ACM Research, Inc., Class A *	13,968	211,056
Advanced Micro Devices, Inc. *	655,639	56,070,247
Aehr Test Systems *	10,009	76,869
Allegro MicroSystems, Inc. *	22,342	543,134
Alpha & Omega Semiconductor Ltd. *	8,697	373,101
Ambarella, Inc. *	14,951	1,227,178
Amkor Technology, Inc.	40,052	753,378
Amtech Systems, Inc. *	6,347	57,821
Analog Devices, Inc.	210,522	32,500,386
Applied Materials, Inc.	356,373	39,325,761
Atomera, Inc. *(a)	8,289	86,620
Axcelis Technologies, Inc. *	13,316	725,056
AXT, Inc. *	15,887	93,733
Broadcom, Inc.	165,532	91,769,285
CEVA, Inc. *	9,184	333,747
Cirrus Logic, Inc. *	22,641	1,716,188
CMC Materials, Inc.	11,518	2,060,685
Cohu, Inc. *	20,399	541,797
Credo Technology Group Holding Ltd. *	8,264	91,235
CyberOptics Corp. *	3,541	150,174
Diodes, Inc. *	18,025	1,316,366
eMagin Corp. *	21,824	19,205
Enphase Energy, Inc. *	53,780	8,680,092
Entegris, Inc.	54,505	6,071,312
Everspin Technologies, Inc. *	9,720	67,651
First Solar, Inc. *	39,869	2,911,633
FormFactor, Inc. *	31,076	1,184,306
GSI Technology, Inc. *	17,469	64,286
Ichor Holdings Ltd. *	12,049	350,746
Impinj, Inc. *	8,030	395,558
indie Semiconductor, Inc., Class A *	28,439	196,229
Intel Corp.	1,632,378	71,155,357
inTEST Corp. *	4,563	36,185
KLA Corp.	60,522	19,322,254
Kopin Corp. *	40,189	64,302
Kulicke & Soffa Industries, Inc.	25,296	1,173,987
Lam Research Corp.	55,994	26,079,765
Lattice Semiconductor Corp. *	54,916	2,638,165
MACOM Technology Solutions Holdings, Inc. *	19,260	981,297
Marvell Technology, Inc.	337,708	19,614,081
MaxLinear, Inc. *	28,433	1,361,088
Meta Materials, Inc. *(a)	89,040	106,848
Microchip Technology, Inc.	222,738	14,522,518
Micron Technology, Inc.	449,148	30,627,402
MKS Instruments, Inc.	22,085	2,517,248
Monolithic Power Systems, Inc.	17,480	6,856,355
Navitas Semiconductor Corp. *	29,003	198,961
NeoPhotonics Corp. *	19,673	297,849
NVE Corp.	1,912	88,679
NVIDIA Corp.	1,002,612	185,954,448
NXP Semiconductors N.V.	106,718	18,238,106
ON Semiconductor Corp. *	173,210	9,025,973
Onto Innovation, Inc. *	19,888	1,414,832
PDF Solutions, Inc. *	12,413	288,602
Photronics, Inc. *	24,990	374,600
Pixelworks, Inc. *	21,959	46,334
Power Integrations, Inc.	23,624	1,889,920
Qorvo, Inc. *	43,470	4,946,017
QUALCOMM, Inc.	451,848	63,118,647
Rambus, Inc. *	43,512	1,083,884
Rockley Photonics Holdings Ltd. *	39,867	116,013
SECURITY	NUMBER OF SHARES	VALUE ($)
Semtech Corp. *	26,143	1,558,123
Silicon Laboratories, Inc. *	15,254	2,057,917
SiTime Corp. *	5,876	990,517
SkyWater Technology, Inc. *	2,749	16,824
Skyworks Solutions, Inc.	65,933	7,470,209
SMART Global Holdings, Inc. *	17,904	405,705
SolarEdge Technologies, Inc. *	21,041	5,268,877
SunPower Corp. *	33,779	557,691
Synaptics, Inc. *	15,790	2,343,868
Teradyne, Inc.	65,591	6,917,227
Texas Instruments, Inc.	369,935	62,981,434
Ultra Clean Holdings, Inc. *	18,706	583,066
Universal Display Corp.	17,674	2,257,500
Veeco Instruments, Inc. *	19,892	455,925
Wolfspeed, Inc. *	49,413	4,531,666
		832,501,101

Software & Services 13.5%
8x8, Inc. *	50,415	462,306
A10 Networks, Inc.	23,800	339,864
Accenture plc, Class A	253,326	76,088,997
ACI Worldwide, Inc. *	46,724	1,290,517
Adobe, Inc. *	189,181	74,906,217
Affirm Holdings, Inc. *	64,887	1,862,257
AgileThought, Inc. *	8,500	39,780
Agilysys, Inc. *	7,381	271,695
Akamai Technologies, Inc. *	65,064	7,305,386
Alarm.com Holdings, Inc. *	18,610	1,136,699
Altair Engineering, Inc., Class A *	20,318	1,103,674
Alteryx, Inc., Class A *	23,751	1,524,814
American Software, Inc., Class A	13,798	235,946
Amplitude, Inc., Class A *	8,711	152,094
Anaplan, Inc. *	59,578	3,871,974
ANSYS, Inc. *	35,170	9,696,017
Appfolio, Inc., Class A *	7,643	793,802
Appian Corp. *	15,737	752,229
AppLovin Corp., Class A *	14,276	544,629
Asana, Inc., Class A *	33,775	905,170
Aspen Technology, Inc. *	26,793	4,247,762
Asure Software, Inc. *	7,413	44,923
Autodesk, Inc. *	88,310	16,715,317
Automatic Data Processing, Inc.	168,369	36,734,748
Avalara, Inc. *	34,858	2,651,648
Avaya Holdings Corp. *	37,042	342,638
AvePoint, Inc. *	34,675	169,907
AvidXchange Holdings, Inc. *	9,796	80,229
Backblaze, Inc., Class A *	5,377	50,974
Benefitfocus, Inc. *	12,031	128,130
Bentley Systems, Inc., Class B	74,844	3,172,637
BigCommerce Holdings, Inc. *	23,831	425,860
Bill.com Holdings, Inc. *	37,146	6,341,194
Black Knight, Inc. *	62,087	4,084,704
Blackbaud, Inc. *	17,957	1,041,686
Blackline, Inc. *	21,641	1,451,029
Blend Labs, Inc., Class A *	8,162	35,178
Block, Inc. *	201,281	20,035,511
Bottomline Technologies (DE), Inc. *	15,887	899,522
Box, Inc., Class A *	60,430	1,850,367
Braze, Inc.,, Class A *	4,247	170,687
Bread Financial Holdings, Inc.	19,542	1,070,902
Brightcove, Inc. *	15,409	108,633
Broadridge Financial Solutions, Inc.	46,875	6,756,094
BTRS Holdings, Inc., Class A *	33,053	222,116
C3.ai, Inc., Class A *	28,125	477,844
Cadence Design Systems, Inc. *	111,045	16,751,138
Cantaloupe, Inc. *	24,663	134,907
Cass Information Systems, Inc.	4,677	181,047

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CCC Intelligent Solutions Holdings, Inc. *	23,894	220,542
CDK Global, Inc.	46,627	2,536,975
Cerberus Cyber Sentinel Corp. *	19,840	83,725
Cerence, Inc. *	16,591	489,434
Ceridian HCM Holding, Inc. *	54,722	3,071,546
ChannelAdvisor Corp. *	13,238	192,083
Cipher Mining, Inc. *	16,000	48,480
Citrix Systems, Inc.	49,907	4,995,691
Cleanspark, Inc. *(a)	17,826	115,691
Clear Secure, Inc., Class A *	5,091	154,868
Clearwater Analytics Holdings, Inc., Class A *	12,762	223,845
Cloudflare, Inc., Class A *	111,706	9,622,355
Cognizant Technology Solutions Corp., Class A	210,220	17,006,798
CommVault Systems, Inc. *	17,665	1,077,565
Computer Task Group Inc. *	7,864	75,101
Concentrix Corp.	17,145	2,699,995
Conduent, Inc. *	68,566	386,027
Confluent, Inc., Class A *	24,317	759,663
Consensus Cloud Solutions, Inc. *	6,148	324,123
Core Scientific, Inc. *	91,983	543,620
CoreCard Corp. *	2,218	50,548
Couchbase, Inc. *	3,231	54,927
Coupa Software, Inc. *	29,990	2,588,137
Crowdstrike Holdings, Inc., Class A *	83,362	16,569,031
CS Disco, Inc. *	4,679	143,692
CSG Systems International, Inc.	12,744	783,374
Cvent Holding Corp. *	28,387	199,844
Cyxtera Technologies, Inc. *	14,196	170,778
Datadog, Inc., Class A *	103,372	12,485,270
Datto Holding Corp. *	10,720	371,984
Dave, Inc. *	68,829	278,757
Digimarc Corp. *	5,752	148,804
Digital Turbine, Inc. *	36,087	1,142,154
DigitalOcean Holdings, Inc. *	7,266	286,498
DocuSign, Inc. *	79,682	6,454,242
Dolby Laboratories, Inc., Class A	26,281	2,035,989
Domo, Inc., Class B *	11,799	488,715
Dropbox, Inc., Class A *	113,601	2,470,822
Duck Creek Technologies, Inc. *	30,427	484,702
DXC Technology Co. *	97,676	2,803,301
Dynatrace, Inc. *	80,002	3,068,877
E2open Parent Holdings, Inc. *	72,014	557,388
Ebix, Inc.	10,319	307,506
eGain Corp. *	7,634	79,012
Elastic N.V. *	29,390	2,237,755
Embark Technology, Inc. *(a)	76,737	421,286
Enfusion, Inc., Class A *	7,152	91,331
Envestnet, Inc. *	22,233	1,770,636
EPAM Systems, Inc. *	22,846	6,053,962
Euronet Worldwide, Inc. *	21,270	2,587,495
Everbridge, Inc. *	16,799	724,037
EverCommerce, Inc. *	7,505	92,912
EVERTEC, Inc.	24,062	948,043
Evo Payments, Inc., Class A *	19,138	431,179
Exela Technologies, Inc. *	151,383	49,866
ExlService Holdings, Inc. *	13,619	1,854,227
Expensify, Inc., Class A *	3,629	54,544
Fair Isaac Corp. *	10,585	3,953,603
Fastly, Inc., Class A *	41,677	662,664
Fidelity National Information Services, Inc.	244,362	24,228,492
Fiserv, Inc. *	238,277	23,332,084
Five9, Inc. *	27,451	3,022,355
FleetCor Technologies, Inc. *	32,535	8,118,133
Flywire Corp. *	4,307	131,407
SECURITY	NUMBER OF SHARES	VALUE ($)
ForgeRock, Inc., Class A *	4,869	99,474
Fortinet, Inc. *	54,481	15,745,554
Freshworks, Inc., Class A *	13,268	241,080
Gartner, Inc. *	32,917	9,564,034
Genpact Ltd.	68,089	2,741,944
Gitlab, Inc., Class A *	5,039	241,519
Global Payments, Inc.	114,124	15,632,706
GoDaddy, Inc., Class A *	67,008	5,414,916
Greenidge Generation Holdings, Inc. *	7,153	44,849
Grid Dynamics Holdings, Inc. *	18,149	252,634
GTY Technology Holdings, Inc. *	32,524	198,071
Guidewire Software, Inc. *	33,319	2,896,754
HashiCorp, Inc., Class A *	6,337	298,346
HubSpot, Inc. *	18,140	6,882,860
I3 Verticals, Inc., Class A *	8,999	247,023
Informatica, Inc., Class A *	11,490	223,595
Information Services Group, Inc.	16,112	101,022
Innodata, Inc. *	7,993	58,269
Intapp, Inc. *	4,153	103,576
InterDigital, Inc.	12,424	706,304
International Business Machines Corp.	359,425	47,519,579
International Money Express, Inc. *	13,887	275,935
Intuit, Inc.	113,613	47,575,444
Ipsidy, Inc. *	7,100	22,294
IronNet, Inc. *	13,000	34,840
Jack Henry & Associates, Inc.	29,239	5,543,130
Jamf Holding Corp. *	22,673	698,328
KnowBe4, Inc., Class A *	16,422	390,844
Kyndryl Holdings, Inc. *	71,602	851,348
Latch, Inc. *(a)	34,810	114,525
Limelight Networks, Inc. *	50,335	179,696
LivePerson, Inc. *	26,344	595,901
LiveRamp Holdings, Inc. *	27,198	851,841
Mandiant, Inc. *	96,936	2,130,653
Manhattan Associates, Inc. *	25,351	3,309,573
Marathon Digital Holdings, Inc. *(a)	40,493	631,691
Marqeta, Inc., Class A *	92,888	863,858
Mastercard, Inc., Class A	346,126	125,775,266
Matterport, Inc. *(a)	71,579	410,863
Maximus, Inc.	24,898	1,814,566
MeridianLink, Inc. *	5,337	86,193
Microsoft Corp.	3,006,923	834,481,271
MicroStrategy, Inc., Class A *	3,740	1,324,596
Mimecast Ltd. *	24,899	1,983,952
Mitek Systems, Inc. *	17,884	199,764
Model N, Inc. *	13,056	337,367
Momentive Global, Inc. *	51,553	815,568
MoneyGram International, Inc. *	34,767	352,190
MongoDB, Inc. *	26,843	9,527,386
N-Able, Inc. *	25,933	259,330
nCino, Inc. *	23,566	883,489
NCR Corp. *	53,129	1,861,109
New Relic, Inc. *	24,113	1,525,630
NextNav, Inc. *	7,000	43,610
NortonLifeLock, Inc.	233,056	5,835,722
Nutanix, Inc., Class A *	86,764	2,171,703
Okta, Inc. *	59,999	7,158,481
Olo, Inc., Class A *	21,971	234,870
ON24, Inc. *	3,135	39,720
OneSpan, Inc. *	12,795	180,793
Oracle Corp.	631,698	46,366,633
PagerDuty, Inc. *	31,565	901,812
Palantir Technologies, Inc., Class A *	643,641	6,693,866
Palo Alto Networks, Inc. *	39,590	22,221,075
Paya Holdings, Inc. *	32,804	166,972
Paychex, Inc.	128,740	16,315,220
Paycom Software, Inc. *	19,245	5,416,890

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Paycor HCM, Inc. *	12,394	305,264
Paylocity Holding Corp. *	15,907	3,016,444
Paymentus Holdings, Inc., Class A *	4,651	77,021
Payoneer Global, Inc. *	74,139	309,901
PayPal Holdings, Inc. *	467,629	41,118,618
Pegasystems, Inc.	17,128	1,311,834
Perficient, Inc. *	13,009	1,293,225
PFSweb, Inc. *	6,123	69,496
Phunware, Inc. *(a)	26,099	52,720
Ping Identity Holding Corp. *	25,447	664,930
Priority Technology Holdings, Inc. *	9,469	45,451
Progress Software Corp.	18,097	868,294
PROS Holdings, Inc. *	15,941	445,232
PTC, Inc. *	42,202	4,819,890
Q2 Holdings, Inc. *	23,269	1,203,705
Qualtrics International, Inc., Class A *	38,941	721,966
Qualys, Inc. *	13,550	1,846,594
Rackspace Technology, Inc. *	24,535	242,651
Rapid7, Inc. *	22,774	2,175,372
Rekor Systems, Inc. *	11,734	34,850
Repay Holdings Corp. *	32,506	434,930
Rimini Street, Inc. *	10,222	58,879
RingCentral, Inc., Class A *	33,270	2,822,959
Riot Blockchain, Inc. *(a)	40,555	411,228
Roper Technologies, Inc.	42,290	19,872,917
Sabre Corp. *	132,063	1,382,700
SailPoint Technologies Holdings, Inc. *	36,976	2,360,178
Salesforce, Inc. *	395,020	69,499,819
Samsara, Inc., Class A *	15,665	193,306
SecureWorks Corp., Class A *	4,602	50,806
SEMrush Holdings, Inc., Class A *	13,062	127,485
SentinelOne, Inc., Class A *	53,917	1,793,819
ServiceNow, Inc. *	80,247	38,366,091
ServiceSource International, Inc. *	26,733	29,139
Shift4 Payments, Inc., Class A *	20,912	1,097,044
ShotSpotter, Inc. *	3,910	107,329
Smartsheet, Inc., Class A *	50,860	2,458,064
Smith Micro Software, Inc. *	24,721	76,141
Snowflake, Inc., Class A *	94,764	16,246,340
SolarWinds Corp.	17,754	219,617
Splunk, Inc. *	64,027	7,812,575
Sprinklr, Inc., Class A *	21,387	291,933
Sprout Social, Inc., Class A *	18,134	1,111,252
SPS Commerce, Inc. *	14,263	1,706,283
Squarespace, Inc., Class A *	10,840	216,475
SRAX, Inc. *(a)	9,789	39,156
SS&C Technologies Holdings, Inc.	88,856	5,745,429
Sumo Logic, Inc. *	36,601	343,317
Switch, Inc., Class A	53,409	1,594,793
Synchronoss Technologies, Inc. *	37,860	48,461
Synopsys, Inc. *	61,427	17,616,649
TaskUS, Inc., Class A *	10,367	299,503
Telos Corp. *	20,118	156,719
Tenable Holdings, Inc. *	37,210	2,055,108
Teradata Corp. *	43,821	1,811,998
Terawulf, Inc. *	13,128	49,755
The Hackett Group, Inc.	11,302	265,484
The Trade Desk, Inc., Class A *	175,299	10,328,617
The Western Union Co.	157,778	2,644,359
Thoughtworks Holding, Inc. *	14,092	260,843
Toast, Inc., Class A *	30,376	565,905
TTEC Holdings, Inc.	7,518	554,904
Tucows, Inc., Class A *	3,871	223,047
Twilio, Inc., Class A *	68,078	7,612,482
Tyler Technologies, Inc. *	16,501	6,513,110
UiPath, Inc., Class A *	106,504	1,898,966
Unisys Corp. *	28,075	398,946
Unity Software, Inc. *	65,422	4,344,675
SECURITY	NUMBER OF SHARES	VALUE ($)
Upland Software, Inc. *	9,814	146,425
Varonis Systems, Inc. *	43,134	1,863,389
Verb Technology Co., Inc. *	19,826	12,490
Verint Systems, Inc. *	25,892	1,412,668
VeriSign, Inc. *	38,847	6,941,570
Veritone, Inc. *	11,260	121,946
Verra Mobility Corp. *	51,812	726,922
Vertex, Inc., Class A *	11,875	168,981
Viant Technology, Inc., Class A *	3,698	21,744
VirnetX Holding Corp. *	26,091	37,049
Visa, Inc., Class A	665,029	141,737,631
VMware, Inc., Class A	80,926	8,743,245
Vonage Holdings Corp. *	100,777	2,011,509
WEX, Inc. *	18,038	2,998,637
WM Technology, Inc. *	18,000	104,400
Workday, Inc., Class A *	77,414	16,001,474
Workiva, Inc. *	18,160	1,752,622
Xperi Holding Corp.	42,590	664,404
Yext, Inc. *	44,378	256,949
Zendesk, Inc. *	48,862	5,963,118
Zeta Global Holdings Corp., Class A *	9,472	102,582
Zoom Video Communications, Inc., Class A *	87,894	8,751,606
Zscaler, Inc. *	31,865	6,460,310
Zuora, Inc., Class A *	48,922	595,381
		2,260,089,851

Technology Hardware & Equipment 7.8%
3D Systems Corp. *	49,708	563,689
908 Devices, Inc. *	8,267	146,739
ADTRAN, Inc.	18,881	328,341
Advanced Energy Industries, Inc.	15,124	1,157,288
Aeva Technologies, Inc. *	37,597	123,318
AEye, Inc. *	40,414	206,516
Airspan Networks Holdings, Inc. *	16,700	41,917
Akoustis Technologies, Inc. *	28,099	124,760
Alpine 4 Holdings, Inc. *	57,587	44,762
Amphenol Corp., Class A	239,636	17,133,974
Apple Inc.	6,218,445	980,337,854
Arista Networks, Inc. *	90,119	10,415,053
Arlo Technologies, Inc. *	36,675	283,864
Arrow Electronics, Inc. *	27,172	3,202,492
Aviat Networks, Inc. *	3,200	95,680
Avid Technology, Inc. *	15,226	482,816
Avnet, Inc.	39,975	1,745,308
Badger Meter, Inc.	11,687	943,024
Bel Fuse, Inc., Class B	5,450	88,889
Belden, Inc.	17,801	919,066
Benchmark Electronics, Inc.	14,065	334,184
CalAmp Corp. *	14,173	77,526
Calix, Inc. *	21,722	866,925
Cambium Networks Corp. *	4,047	61,798
Casa Systems, Inc. *	13,736	67,306
CDW Corp.	54,400	8,876,992
Cepton, Inc. *	18,174	55,431
Ciena Corp. *	62,040	3,422,747
Cisco Systems, Inc.	1,691,661	82,857,556
Clearfield, Inc. *	4,833	281,426
Cognex Corp.	70,905	4,795,305
Coherent, Inc. *	9,958	2,667,748
CommScope Holding Co., Inc. *	83,786	505,230
CompoSecure, Inc. *(a)	7,788	60,045
Comtech Telecommunications Corp.	11,209	152,442
Corning, Inc.	300,414	10,571,569
Corsair Gaming, Inc. *(a)	12,529	189,564
CTS Corp.	12,967	458,643
Daktronics, Inc. *	14,170	47,470

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Dell Technologies, Inc., Class C	116,023	5,454,241
Diebold Nixdorf, Inc. *	28,307	116,059
Digi International, Inc. *	13,530	255,988
DZS, Inc. *	6,832	82,599
Eastman Kodak Co. *	36,251	187,418
EMCORE Corp. *	11,147	38,457
ePlus, Inc. *	11,248	635,287
Evolv Technologies Holdings, Inc. *	21,918	48,000
Extreme Networks, Inc. *	51,702	496,339
F5, Inc. *	24,263	4,061,869
Fabrinet *	14,653	1,438,778
FARO Technologies, Inc. *	7,447	255,358
Focus Universal, Inc. *	7,000	100,590
Frequency Electronics, Inc. *	8,300	67,313
Genasys, Inc. *	20,918	65,683
Harmonic, Inc. *	43,209	358,635
Hewlett Packard Enterprise Co.	523,191	8,062,373
HP, Inc.	433,629	15,883,830
Identiv, Inc. *	8,288	101,031
II-VI, Inc. *	42,516	2,602,404
Immersion Corp. *	13,101	61,182
Infinera Corp. *	88,615	681,449
Inseego Corp. *	33,215	94,663
Insight Enterprises, Inc. *	13,923	1,383,529
Intevac, Inc. *	15,485	78,819
IonQ, Inc. *	43,713	344,021
IPG Photonics Corp. *	14,219	1,343,411
Iteris, Inc. *	14,737	38,021
Itron, Inc. *	17,960	858,129
Jabil, Inc.	57,531	3,321,265
Juniper Networks, Inc.	129,848	4,092,809
Keysight Technologies, Inc. *	73,725	10,341,406
Kimball Electronics, Inc. *	9,413	167,928
Knowles Corp. *	38,215	707,742
KVH Industries, Inc. *	10,362	82,585
Lantronix Inc. *	14,495	76,244
Lightwave Logic, Inc. *	38,703	440,053
Littelfuse, Inc.	10,060	2,306,255
Lumentum Holdings, Inc. *	28,640	2,325,854
Luna Innovations, Inc. *	11,699	64,578
Methode Electronics, Inc.	14,844	662,191
MicroVision, Inc. *	62,655	202,376
MICT, Inc. *	40,861	18,678
Mirion Technologies, Inc. *	52,227	412,071
Motorola Solutions, Inc.	67,580	14,441,170
Napco Security Technologies, Inc. *	12,442	217,735
National Instruments Corp.	52,565	1,899,699
NetApp, Inc.	89,340	6,544,155
NETGEAR, Inc. *	11,235	243,799
NetScout Systems, Inc. *	29,140	897,512
nLight, Inc. *	17,442	229,362
Novanta, Inc. *	14,300	1,840,410
Ondas Holdings, Inc. *	14,133	114,619
OSI Systems, Inc. *	6,907	546,344
Ouster, Inc. *	26,558	87,907
PAR Technology Corp. *	10,184	336,479
PC Connection, Inc.	4,382	216,865
Plantronics, Inc. *	18,393	733,145
Plexus Corp. *	11,573	939,033
Powerfleet, Inc. *	18,212	48,080
Pure Storage, Inc., Class A *	109,023	3,194,374
Quanergy Systems, Inc. *	27,949	49,470
Quantum Corp. *	25,215	47,152
Red Cat Holdings, Inc. *	18,398	37,348
Ribbon Communications, Inc. *	56,708	195,643
Richardson Electronics Ltd/United States	5,554	66,537
Rogers Corp. *	7,521	2,036,085
SECURITY	NUMBER OF SHARES	VALUE ($)
Sanmina Corp. *	25,510	1,043,104
ScanSource, Inc. *	10,049	344,078
Seagate Technology Holdings plc	81,109	6,654,182
SmartRent, Inc. *	34,326	166,824
Soluna Holdings, Inc. *	5,346	45,494
Super Micro Computer, Inc. *	17,581	740,160
TD SYNNEX Corp.	16,936	1,695,124
TE Connectivity Ltd.	130,675	16,305,626
Teledyne Technologies, Inc. *	18,686	8,063,944
Trimble, Inc. *	101,444	6,766,315
TTM Technologies, Inc. *	43,639	608,764
Turtle Beach Corp. *	6,086	101,271
Ubiquiti, Inc.	2,478	699,415
Velodyne Lidar, Inc. *	38,198	71,812
ViaSat, Inc. *	30,243	1,113,245
Viavi Solutions, Inc. *	91,714	1,315,179
Vishay Intertechnology, Inc.	53,158	990,334
Vishay Precision Group, Inc. *	5,394	168,347
Vontier Corp.	68,686	1,759,735
Western Digital Corp. *	126,004	6,687,032
Xerox Holdings Corp.	51,583	897,544
Zebra Technologies Corp., Class A *	21,391	7,907,397
		1,304,260,617

Telecommunication Services 1.1%
Anterix, Inc. *	7,049	365,420
AST SpaceMobile, Inc. *	15,424	116,143
AT&T, Inc.	2,866,799	54,067,829
ATN International, Inc.	4,776	188,652
Bandwidth, Inc., Class A *	9,570	211,688
Cogent Communications Holdings, Inc.	17,254	1,009,359
Consolidated Communications Holdings, Inc. *	28,849	171,651
EchoStar Corp., Class A *	16,776	391,720
Frontier Communications Parent, Inc. *	83,524	2,204,198
Globalstar, Inc. *	252,155	292,500
Gogo, Inc. *(a)	25,883	476,506
IDT Corp., Class B *	6,600	174,768
Iridium Communications, Inc. *	55,014	1,964,550
KORE Group Holdings, Inc. *	12,000	64,560
Liberty Global plc, Class A *	70,809	1,611,613
Liberty Global plc, Class C *	133,758	3,170,065
Liberty Latin America Ltd., Class A *	19,100	176,484
Liberty Latin America Ltd., Class C *	61,828	571,291
Lumen Technologies, Inc.	371,618	3,738,477
Ooma, Inc. *	9,017	115,778
Radius Global Infrastructure, Inc., Class A *	30,999	385,008
Shenandoah Telecommunications Co.	19,247	388,789
Spok Holdings, Inc.	9,091	62,546
Telephone & Data Systems, Inc.	41,799	765,758
T-Mobile US, Inc. *	235,274	28,971,640
United States Cellular Corp. *	5,896	169,687
Verizon Communications, Inc.	1,681,882	77,871,137
		179,697,817

Transportation 1.9%
Air Transport Services Group, Inc. *	23,049	721,434
Alaska Air Group, Inc. *	50,432	2,742,996
Allegiant Travel Co. *	6,136	952,246
AMERCO	3,937	2,108,185
American Airlines Group, Inc. *	261,894	4,915,750
ArcBest Corp.	10,126	730,692
Atlas Air Worldwide Holdings, Inc. *	10,983	757,168

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Avis Budget Group, Inc. *	16,011	4,285,664
Bird Global, Inc., Class A *	63,606	114,491
Blade Air Mobility, Inc. *	17,729	152,647
C.H. Robinson Worldwide, Inc.	52,139	5,534,555
Covenant Logistics Group, Inc.	5,112	105,000
CSX Corp.	889,297	30,538,459
Daseke, Inc. *	25,341	212,864
Delta Air Lines, Inc. *	256,307	11,028,890
Eagle Bulk Shipping, Inc.	5,522	343,689
Expeditors International of Washington, Inc.	68,015	6,738,246
FedEx Corp.	97,939	19,464,397
Forward Air Corp.	10,874	1,054,452
Frontier Group Holdings, Inc. *	11,140	118,195
Genco Shipping & Trading Ltd.	14,965	329,679
GXO Logistics, Inc. *	39,610	2,344,516
Hawaiian Holdings, Inc. *	19,875	337,080
Heartland Express, Inc.	18,164	250,663
Hertz Global Holdings, Inc. *	21,870	438,712
Hub Group, Inc., Class A *	13,494	906,257
JB Hunt Transport Services, Inc.	33,580	5,737,143
JetBlue Airways Corp. *	125,494	1,381,689
Joby Aviation, Inc. *(a)	108,106	566,475
Kirby Corp. *	24,953	1,626,936
Knight-Swift Transportation Holdings, Inc.	66,477	3,183,584
Landstar System, Inc.	15,023	2,327,063
Lyft, Inc., Class A *	119,765	3,904,339
Marten Transport Ltd.	24,201	420,613
Matson, Inc.	16,723	1,438,512
Mesa Air Group, Inc. *	31,927	108,552
Norfolk Southern Corp.	96,221	24,813,471
Old Dominion Freight Line, Inc.	37,500	10,504,500
P.A.M. Transportation Services, Inc. *	3,536	107,459
Radiant Logistics, Inc. *	16,850	97,225
Ryder System, Inc.	21,181	1,480,552
Saia, Inc. *	10,751	2,214,276
Schneider National, Inc., Class B	14,302	337,956
SkyWest, Inc. *	20,970	611,276
Southwest Airlines Co. *	236,922	11,068,996
Spirit Airlines, Inc. *	43,660	1,030,813
Sun Country Airlines Holdings, Inc. *	14,296	393,283
TuSimple Holdings, Inc., Class A *	14,164	146,881
Uber Technologies, Inc. *	668,640	21,048,787
Union Pacific Corp.	255,241	59,800,414
United Airlines Holdings, Inc. *	130,351	6,582,726
United Parcel Service, Inc., Class B	292,202	52,590,516
Universal Logistics Holdings, Inc.	3,300	66,924
US Xpress Enterprises, Inc., Class A *	8,327	27,562
USA Truck, Inc. *	3,572	58,617
Werner Enterprises, Inc.	23,764	941,767
Wheels Up Experience, Inc. *	67,393	205,549
XPO Logistics, Inc. *	39,356	2,116,959
Yellow Corp. *	13,029	58,370
		314,226,712

Utilities 2.8%
ALLETE, Inc.	22,927	1,360,488
Alliant Energy Corp.	101,126	5,947,220
Altus Power, Inc. *(a)	18,013	103,755
Ameren Corp.	102,977	9,566,563
American Electric Power Co., Inc.	201,155	19,936,472
American States Water Co.	14,751	1,160,314
American Water Works Co., Inc.	73,097	11,262,786
Artesian Resources Corp., Class A	3,837	178,421
Atmos Energy Corp.	54,034	6,127,456
Avangrid, Inc.	28,183	1,249,916
SECURITY	NUMBER OF SHARES	VALUE ($)
Avista Corp.	28,865	1,171,053
Black Hills Corp.	26,127	1,913,541
California Water Service Group	20,902	1,084,187
CenterPoint Energy, Inc.	251,753	7,706,159
Chesapeake Utilities Corp.	7,111	890,084
Clearway Energy, Inc., Class A	14,609	415,188
Clearway Energy, Inc., Class C	31,761	969,663
CMS Energy Corp.	116,295	7,988,304
Consolidated Edison, Inc.	141,880	13,157,951
Consolidated Water Co., Ltd.	10,588	115,197
Constellation Energy Corp.	131,272	7,772,615
Dominion Energy, Inc.	323,890	26,442,380
DTE Energy Co.	77,398	10,142,234
Duke Energy Corp.	307,867	33,914,629
Edison International	152,479	10,489,030
Entergy Corp.	80,789	9,601,773
Essential Utilities, Inc.	91,937	4,115,100
Evergy, Inc.	92,175	6,254,074
Eversource Energy	138,138	12,073,261
Exelon Corp.	392,051	18,340,146
FirstEnergy Corp.	228,540	9,898,067
Genie Energy Ltd., Class B	11,877	77,082
Global Water Resources, Inc.	4,694	67,218
Hawaiian Electric Industries, Inc.	43,278	1,779,159
IDACORP, Inc.	20,056	2,109,490
MGE Energy, Inc.	14,483	1,127,791
Middlesex Water Co.	7,030	625,319
Montauk Renewables, Inc. *	27,829	316,137
National Fuel Gas Co.	36,809	2,581,415
New Jersey Resources Corp.	37,868	1,634,383
NextEra Energy, Inc.	786,860	55,882,797
NiSource, Inc.	157,817	4,595,631
Northwest Natural Holding Co.	12,179	582,522
NorthWestern Corp.	21,473	1,217,304
NRG Energy, Inc.	97,264	3,491,778
OGE Energy Corp.	80,102	3,098,345
ONE Gas, Inc.	21,318	1,798,600
Ormat Technologies, Inc.	17,865	1,388,110
Otter Tail Corp.	16,745	970,540
PG&E Corp. *	603,953	7,640,005
Pinnacle West Capital Corp.	45,690	3,253,128
PNM Resources, Inc.	34,375	1,603,937
Portland General Electric Co.	35,417	1,676,287
PPL Corp.	301,174	8,526,236
Public Service Enterprise Group, Inc.	202,662	14,117,435
Pure Cycle Corp. *	8,000	83,600
RGC Resources, Inc.	3,883	80,766
Sempra Energy	127,930	20,642,785
SJW Group	10,924	644,516
South Jersey Industries, Inc.	44,952	1,536,909
Southwest Gas Holdings, Inc.	26,333	2,320,201
Spire, Inc.	21,353	1,553,431
Sunnova Energy International, Inc. *	37,364	645,276
The AES Corp.	265,612	5,423,797
The Southern Co.	424,441	31,149,725
The York Water Co.	5,168	199,898
UGI Corp.	84,457	2,896,875
Unitil Corp.	6,302	321,402
Via Renewables, Inc.	6,556	46,810
Vistra Corp.	194,703	4,871,469
WEC Energy Group, Inc.	127,514	12,757,776
Xcel Energy, Inc.	215,631	15,797,127
		462,481,039
Total Common Stocks (Cost $9,082,987,723)		16,659,104,184

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PREFERRED STOCKS 0.0% OF NET ASSETS

Software & Services 0.0%
SRAX, Inc. *(b)	9,789	587
Total Preferred Stocks (Cost $530)		587

RIGHTS 0.0% OF NET ASSETS

Consumer Durables & Apparel 0.0%
ZAGG, Inc. CVR *(b)	8,000	720

Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	18,400	1,566

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(b)	5,747	14,009
F-star Therapeutics, Inc. Agonist CVR *(b)	975	395
F-star Therapeutics, Inc. Antagonist CVR *(b)	975	394
		14,798
Total Rights (Cost $720)		17,084

SECURITY	NUMBER OF SHARES/ FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.6% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29% (d)(e)	18,188,915	18,188,915

SECURITY	NUMBER OF SHARES/ FACE AMOUNT ($)	VALUE ($)
Time Deposits 0.5%
Sumitomo Mitsui Trust Bank, Ltd.
0.13%, 05/02/22 (f)	92,449,791	92,449,791
Total Short-Term Investments (Cost $110,638,706)		110,638,706
Total Investments in Securities (Cost $9,193,627,679)		16,769,760,561

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/17/22	80	7,445,200	(383,384)
S&P 500 Index, e-mini, expires 06/17/22	203	41,894,125	(1,983,634)
Net Unrealized Depreciation			(2,367,018)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $17,040,836.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.
(f)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/22	BALANCE OF SHARES HELD AT 4/30/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Diversified Financials 0.2%
The Charles Schwab Corp.	$46,634,301	$2,770,256	$—	$—	($9,511,838)	$39,892,719	601,428	$221,231

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$15,650,779,359	$—	$—	$15,650,779,359
Automobiles & Components	387,415,243	—	14,063	387,429,306
Real Estate	620,895,519	—	0*	620,895,519
Preferred Stocks[1]
Software & Services	—	—	587	587
Rights [1]
Consumer Durables & Apparel	—	—	720	720
Media & Entertainment	—	—	1,566	1,566
Pharmaceuticals, Biotechnology & Life Sciences	—	—	14,798	14,798
Short-Term Investments[1]	18,188,915	—	—	18,188,915
Time Deposits	—	92,449,791	—	92,449,791
Liabilities
Futures Contracts[2]	(2,367,018)	—	—	(2,367,018)
Total	$16,674,912,018	$92,449,791	$31,734	$16,767,393,543

*	Level 3 amount shown includes securities determined to have no value at April 30, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $21,828,690)		$39,892,719
Investments in securities, at value - unaffiliated (cost $9,171,798,989) including securities on loan of $17,040,836		16,729,867,842
Deposit with broker for futures contracts		5,574,400
Receivables:
Fund shares sold		17,448,335
Dividends		12,070,502
Income from securities on loan	+	172,754
Total assets		16,805,026,552
Liabilities
Collateral held for securities on loan		18,188,915
Payables:
Investments bought		63,573,088
Fund shares redeemed		9,136,728
Variation margin on futures contracts		1,607,632
Investment adviser fees	+	455,037
Total liabilities		92,961,400
Net assets		$16,712,065,152
Net Assets by Source
Capital received from investors		$9,177,792,801
Total distributable earnings	+	7,534,272,351
Net assets		$16,712,065,152

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$16,712,065,152		235,978,994		$70.82

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - affiliated		$221,231
Dividends received from securities - unaffiliated (net of foreign withholding tax of $27,616)		124,556,658
Interest received from securities - unaffiliated		12,020
Securities on loan, net	+	1,255,227
Total investment income		126,045,136
Expenses
Investment adviser fees		2,713,199
Total expenses	–	2,713,199
Net investment income		123,331,937
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		453,353
Net realized losses on futures contracts	+	(2,216,191)
Net realized losses		(1,762,838)
Net change in unrealized appreciation (depreciation) on securities - affiliated		(9,511,838)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(2,372,807,307)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(5,612,097)
Net change in unrealized appreciation (depreciation)	+	(2,387,931,242)
Net realized and unrealized losses		(2,389,694,080)
Decrease in net assets resulting from operations		($2,266,362,143)

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$123,331,937	$213,096,831
Net realized gains (losses)		(1,762,838)	34,732,921
Net change in unrealized appreciation (depreciation)	+	(2,387,931,242)	5,009,497,999
Increase (decrease) in net assets resulting from operations		($2,266,362,143)	$5,257,327,751
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($271,189,903)	($218,157,695)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		24,414,489	$1,925,409,983	45,495,323	$3,270,028,626
Shares reinvested		2,402,741	195,366,858	2,374,705	156,303,072
Shares redeemed	+	(14,159,582)	(1,102,837,568)	(23,925,141)	(1,721,261,599)
Net transactions in fund shares		12,657,648	$1,017,939,273	23,944,887	$1,705,070,099
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		223,321,346	$18,231,677,925	199,376,459	$11,487,437,770
Total increase (decrease)	+	12,657,648	(1,519,612,773)	23,944,887	6,744,240,155
End of period		235,978,994	$16,712,065,152	223,321,346	$18,231,677,925

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	12/20/17 [1]– 10/31/18
Per-Share Data
Net asset value at beginning of period	$89.23	$62.76	$49.06	$42.37	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.30	0.56	0.55	0.57	0.46
Net realized and unrealized gains (losses)	(15.92)	26.39	13.65	6.52	1.91 [3]
Total from investment operations	(15.62)	26.95	14.20	7.09	2.37
Less distributions:
Distributions from net investment income	(0.51)	(0.48)	(0.50)	(0.40)	—
Distributions from net realized gains	(1.07)	—	—	—	—
Total distributions	(1.58)	(0.48)	(0.50)	(0.40)	—
Net asset value at end of period	$72.03	$89.23	$62.76	$49.06	$42.37
Total return	(17.86%) [4]	43.14%	29.16%	17.04%	5.93% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.035% [5]	0.035%	0.035%	0.035% [6]	0.040% [5,7]
Net operating expenses	N/A	N/A	N/A	N/A	0.02% [5,7]
Net investment income (loss)	0.72% [5]	0.73%	0.97%	1.27%	1.23% [5]
Portfolio turnover rate	1% [4]	18%	41%	46%	23% [4]
Net assets, end of period (x 1,000,000)	$842	$881	$487	$166	$93

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective December 20, 2018, the annual operating expense ratio was reduced to 0.035%. The ratio presented for period ended 10/31/19 is a blended ratio.
[7]	The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018. The ratio presented for period ended 10/31/18 is a blended ratio.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.3% OF NET ASSETS

Automobiles & Components 3.9%
Aptiv plc *	2,193	233,335
QuantumScape Corp. *(a)	7,799	116,517
Rivian Automotive, Inc., Class A *(a)	1,618	48,929
Tesla, Inc. *	36,825	32,065,737
Thor Industries, Inc.	938	71,804
		32,536,322

Banks 0.0%
Citizens Financial Group, Inc.	4,395	173,163
Rocket Cos., Inc., Class A (a)	5,810	51,418
Synovus Financial Corp.	443	18,402
UWM Holdings Corp.	1,611	5,977
Western Alliance Bancorp	2,381	181,218
		430,178

Capital Goods 3.4%
3M Co.	3,683	531,162
Advanced Drainage Systems, Inc.	2,714	278,076
AGCO Corp.	263	33,506
Allegion plc	3,012	344,091
Allison Transmission Holdings, Inc.	3,397	127,184
Armstrong World Industries, Inc.	983	83,221
Axon Enterprise, Inc. *	2,867	321,677
BWX Technologies, Inc.	3,059	158,823
Carlisle Cos., Inc.	875	226,940
Carrier Global Corp.	17,716	677,991
Caterpillar, Inc.	20,640	4,345,546
Core & Main, Inc., Class A *	1,265	30,056
Deere & Co.	12,340	4,658,967
Donaldson Co., Inc.	668	32,759
Fastenal Co.	22,492	1,244,033
Fluence Energy, Inc. *	541	4,961
Fortune Brands Home & Security, Inc.	1,512	107,730
Generac Holdings, Inc. *	2,711	594,739
Graco, Inc.	4,619	286,470
HEICO Corp.	630	88,975
HEICO Corp., Class A	1,103	128,654
Honeywell International, Inc.	6,567	1,270,780
Howmet Aerospace, Inc.	1,217	41,524
Illinois Tool Works, Inc.	12,495	2,462,890
Lincoln Electric Holdings, Inc.	2,535	341,541
Lockheed Martin Corp.	9,385	4,055,446
Nordson Corp.	439	94,688
Northrop Grumman Corp.	565	248,261
Parker-Hannifin Corp.	949	257,008
Plug Power, Inc. *	22,615	475,367
Regal Rexnord Corp.	613	77,998
Rockwell Automation, Inc.	3,118	787,825
SiteOne Landscape Supply, Inc. *	1,021	143,992
Spirit AeroSystems Holdings, Inc., Class A	1,305	54,862
The AZEK Co., Inc. *	2,683	56,987
The Middleby Corp. *	730	112,340
SECURITY	NUMBER OF SHARES	VALUE ($)
The Toro Co.	4,379	350,889
Trane Technologies plc	5,020	702,248
TransDigm Group, Inc. *	667	396,738
Trex Co., Inc. *	5,112	297,467
United Rentals, Inc. *	1,108	350,704
Vertiv Holdings Co.	14,052	176,072
Virgin Galactic Holdings, Inc. *	7,255	54,340
W.W. Grainger, Inc.	1,684	842,051
Xylem, Inc.	5,216	419,888
		28,377,467

Commercial & Professional Services 0.8%
Booz Allen Hamilton Holding Corp.	5,800	473,454
Cintas Corp.	3,621	1,438,478
Copart, Inc. *	9,244	1,050,581
CoStar Group, Inc. *	13,441	855,116
Equifax, Inc.	2,047	416,605
IAA, Inc. *	5,982	219,240
LegalZoom.com, Inc. *	2,402	34,469
MSA Safety, Inc.	451	54,431
Robert Half International, Inc.	4,200	412,902
Rollins, Inc.	9,308	312,190
TransUnion	5,778	505,691
Verisk Analytics, Inc.	4,472	912,512
Waste Management, Inc.	2,977	489,538
		7,175,207

Consumer Durables & Apparel 1.4%
Brunswick Corp.	425	32,134
Columbia Sportswear Co.	87	7,148
D.R. Horton, Inc.	5,978	416,009
Deckers Outdoor Corp. *	161	42,786
Hanesbrands, Inc.	9,056	120,083
Lululemon Athletica, Inc. *	5,043	1,788,399
Mattel, Inc. *	15,392	374,179
NIKE, Inc., Class B	54,831	6,837,426
NVR, Inc. *	92	402,611
Peloton Interactive, Inc., Class A *	13,193	231,669
Polaris, Inc.	1,736	164,816
PulteGroup, Inc.	3,216	134,300
Skechers U.S.A., Inc., Class A *	666	25,508
Tapestry, Inc.	1,149	37,825
Tempur Sealy International, Inc.	7,893	213,979
Toll Brothers, Inc.	1,912	88,659
TopBuild Corp. *	1,213	219,723
VF Corp.	9,206	478,712
YETI Holdings, Inc. *	3,810	186,195
		11,802,161

Consumer Services 2.4%
Booking Holdings, Inc. *	1,814	4,009,502
Boyd Gaming Corp.	759	45,980
Bright Horizons Family Solutions, Inc. *	2,123	242,532
Caesars Entertainment, Inc. *	5,599	371,102
Chegg, Inc. *	4,505	111,454

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Chipotle Mexican Grill, Inc. *	1,241	1,806,412
Choice Hotels International, Inc.	1,546	217,151
Churchill Downs, Inc.	1,629	330,589
Darden Restaurants, Inc.	3,807	501,496
Domino’s Pizza, Inc.	1,089	368,082
DraftKings, Inc., Class A *	13,698	187,389
Expedia Group, Inc. *	6,409	1,119,973
Frontdoor, Inc. *	2,492	77,028
H&R Block, Inc.	5,855	152,640
Hilton Worldwide Holdings, Inc. *	8,118	1,260,644
Las Vegas Sands Corp. *	14,623	518,093
Marriott International, Inc., Class A *	12,029	2,135,388
McDonald’s Corp.	5,887	1,466,805
Mister Car Wash, Inc. *	2,688	38,707
Penn National Gaming, Inc. *	446	16,310
Planet Fitness, Inc., Class A *	2,548	203,916
Six Flags Entertainment Corp. *	1,272	48,679
Starbucks Corp.	50,901	3,799,251
The Wendy's Co.	7,905	156,203
Travel & Leisure Co.	2,437	135,205
Vail Resorts, Inc.	1,763	448,084
Wyndham Hotels & Resorts, Inc.	2,564	225,529
Wynn Resorts Ltd. *	4,665	328,789
Yum China Holdings, Inc.	1,445	60,401
Yum! Brands, Inc.	1,081	126,488
		20,509,822

Diversified Financials 2.1%
American Express Co.	17,337	3,028,947
Ameriprise Financial, Inc.	2,765	734,080
Apollo Global Management, Inc.	10,438	519,395
Ares Management Corp., Class A	5,517	365,336
Blackstone, Inc.	31,012	3,149,889
Credit Acceptance Corp. *	24	12,300
Discover Financial Services	6,985	785,533
FactSet Research Systems, Inc.	1,443	582,236
LPL Financial Holdings, Inc.	3,518	660,927
MarketAxess Holdings, Inc.	1,651	435,220
Moody's Corp.	6,809	2,154,912
Morningstar, Inc.	940	238,036
MSCI, Inc.	2,480	1,044,700
Raymond James Financial, Inc.	409	39,861
S&P Global, Inc.	7,550	2,842,575
Synchrony Financial	4,345	159,940
T. Rowe Price Group, Inc.	3,336	410,461
The Goldman Sachs Group, Inc.	890	271,886
Upstart Holdings, Inc. *(a)	2,152	161,443
		17,597,677

Energy 0.5%
Cheniere Energy, Inc.	10,355	1,406,313
Continental Resources, Inc.	299	16,615
Coterra Energy, Inc.	5,692	163,873
Diamondback Energy, Inc.	3,784	477,654
EOG Resources, Inc.	3,077	359,270
Halliburton Co.	2,030	72,309
Hess Corp.	831	85,651
New Fortress Energy, Inc.	1,119	43,395
Occidental Petroleum Corp.	4,758	262,118
Pioneer Natural Resources Co.	4,257	989,625
Texas Pacific Land Corp.	260	355,316
		4,232,139

SECURITY	NUMBER OF SHARES	VALUE ($)
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	18,291	9,725,690
Sysco Corp.	22,599	1,931,763
		11,657,453

Food, Beverage & Tobacco 2.7%
Altria Group, Inc.	44,865	2,493,148
Beyond Meat, Inc. *(a)	2,201	81,173
Brown-Forman Corp., Class A	974	60,797
Brown-Forman Corp., Class B	4,045	272,795
Darling Ingredients, Inc. *	381	27,962
Freshpet, Inc. *	1,782	166,350
Kellogg Co.	4,932	337,842
Lamb Weston Holdings, Inc.	1,923	127,110
Monster Beverage Corp. *	15,242	1,305,934
PepsiCo, Inc.	50,751	8,714,454
Pilgrim's Pride Corp. *	893	25,316
The Boston Beer Co., Inc., Class A *	404	151,500
The Coca-Cola Co.	121,306	7,837,581
The Hershey Co.	5,548	1,252,572
		22,854,534

Health Care Equipment & Services 3.3%
Abbott Laboratories	38,434	4,362,259
ABIOMED, Inc. *	1,958	561,124
agilon health, Inc. *	6,810	121,014
Align Technology, Inc. *	3,480	1,008,887
Amedisys, Inc. *	1,265	161,477
Cardinal Health, Inc.	7,237	420,108
Certara, Inc. *	2,867	52,609
Chemed Corp.	173	85,010
DaVita, Inc. *	1,975	214,031
Definitive Healthcare Corp. *	346	8,183
DexCom, Inc. *	4,262	1,741,368
Edwards Lifesciences Corp. *	27,335	2,891,496
Encompass Health Corp.	2,464	169,597
Figs, Inc., Class A *	795	12,450
Globus Medical, Inc., Class A *	178	11,787
Guardant Health, Inc. *	3,974	245,196
HCA Healthcare, Inc.	10,827	2,322,933
IDEXX Laboratories, Inc. *	3,741	1,610,426
Insulet Corp. *	2,921	698,090
Intuitive Surgical, Inc. *	15,677	3,751,506
Masimo Corp. *	1,613	182,221
McKesson Corp.	956	295,987
Molina Healthcare, Inc. *	382	119,738
Novocure Ltd. *	4,522	346,295
Oak Street Health, Inc. *	3,810	68,923
Penumbra, Inc. *	1,527	263,499
ResMed, Inc.	5,724	1,144,628
STERIS plc	505	113,145
Stryker Corp.	6,588	1,589,421
Tandem Diabetes Care, Inc. *	2,570	247,954
Teleflex, Inc.	358	102,252
UnitedHealth Group, Inc.	2,872	1,460,555
Veeva Systems, Inc., Class A *	6,130	1,115,353
		27,499,522

Household & Personal Products 0.7%
Church & Dwight Co., Inc.	557	54,341
Colgate-Palmolive Co.	19,590	1,509,410
Herbalife Nutrition Ltd. *	683	18,154
Kimberly-Clark Corp.	7,503	1,041,641
Olaplex Holdings, Inc. *	618	9,085

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
The Clorox Co.	4,396	630,694
The Estee Lauder Cos., Inc., Class A	10,135	2,676,248
		5,939,573

Insurance 0.3%
Alleghany Corp. *	64	53,536
Aon plc, Class A	5,695	1,640,103
Arch Capital Group Ltd. *	3,979	181,721
Brown & Brown, Inc.	590	36,568
Erie Indemnity Co., Class A	774	124,057
Everest Re Group Ltd.	387	106,313
GoHealth, Inc., Class A *	1,453	1,086
Lemonade, Inc. *	141	2,941
Lincoln National Corp.	1,172	70,496
Markel Corp. *	99	133,975
Marsh & McLennan Cos., Inc.	2,665	430,930
RenaissanceRe Holdings Ltd.	859	123,283
		2,905,009

Materials 1.0%
Avery Dennison Corp.	1,942	350,725
Axalta Coating Systems Ltd. *	1,590	40,338
Ball Corp.	4,156	337,301
Celanese Corp.	1,755	257,880
Crown Holdings, Inc.	663	72,957
Diversey Holdings Ltd. *	2,711	20,983
Dow, Inc.	2,359	156,874
Ecolab, Inc.	9,702	1,642,937
FMC Corp.	1,403	185,954
Freeport-McMoRan, Inc.	18,968	769,152
Graphic Packaging Holding Co.	3,428	74,730
Louisiana-Pacific Corp.	335	21,614
LyondellBasell Industries N.V., Class A	1,417	150,245
Olin Corp.	485	27,839
PPG Industries, Inc.	4,417	565,332
RPM International, Inc.	3,294	273,073
Sealed Air Corp.	3,559	228,523
Southern Copper Corp.	3,405	212,029
Steel Dynamics, Inc.	1,544	132,398
The Chemours Co.	3,575	118,225
The Scotts Miracle-Gro Co.	1,827	189,880
The Sherwin-Williams Co.	10,639	2,925,299
Westlake Corp.	291	36,826
		8,791,114

Media & Entertainment 9.6%
Alphabet, Inc., Class A *	11,456	26,144,769
Alphabet, Inc., Class C *	10,536	24,225,741
Altice USA, Inc., Class A *	6,450	59,856
Cable One, Inc.	125	145,775
Charter Communications, Inc., Class A *	5,046	2,162,161
Live Nation Entertainment, Inc. *	2,341	245,524
Madison Square Garden Sports Corp. *	313	50,740
Match Group, Inc. *	12,519	990,879
Meta Platforms, Inc., Class A *	102,045	20,456,961
Netflix, Inc. *	19,113	3,638,351
Nexstar Media Group, Inc., Class A	114	18,060
Pinterest, Inc., Class A *	25,223	517,576
Playtika Holding Corp. *	4,595	80,780
Roku, Inc. *	5,206	483,637
Skillz, Inc. *	13,325	27,316
Spotify Technology S.A. *	6,121	622,200
Take-Two Interactive Software, Inc. *	993	118,673
The Walt Disney Co. *	4,120	459,916
TripAdvisor, Inc. *	2,716	69,720
SECURITY	NUMBER OF SHARES	VALUE ($)
Twitter, Inc. *	3,605	176,717
Vimeo, Inc. *	5,834	59,448
World Wrestling Entertainment, Inc., Class A	1,630	95,176
Zynga, Inc., Class A *	21,831	180,542
		81,030,518

Pharmaceuticals, Biotechnology & Life Sciences 5.8%
10X Genomics, Inc., Class A *	3,758	179,482
AbbVie, Inc.	78,170	11,481,610
Adaptive Biotechnologies Corp. *	4,171	34,411
Agilent Technologies, Inc.	11,883	1,417,285
Alnylam Pharmaceuticals, Inc. *	5,301	707,312
Amgen, Inc.	20,324	4,739,354
Avantor, Inc. *	26,601	848,040
Azenta, Inc.	2,680	200,893
Bio-Techne Corp.	1,729	656,484
Bruker Corp.	4,520	259,855
Catalent, Inc. *	1,741	157,665
Charles River Laboratories International, Inc. *	2,062	497,994
CureVac N.V. *	2,310	39,478
Danaher Corp.	1,465	367,905
Eli Lilly & Co.	29,632	8,656,396
Exact Sciences Corp. *	7,065	388,928
Exelixis, Inc. *	11,709	261,579
Horizon Therapeutics plc *	1,824	179,773
Illumina, Inc. *	6,453	1,914,282
Incyte Corp. *	6,987	523,746
Ionis Pharmaceuticals, Inc. *	5,729	210,598
Iovance Biotherapeutics, Inc. *	1,892	28,664
IQVIA Holdings, Inc. *	4,167	908,364
Maravai LifeSciences Holdings, Inc., Class A *	4,805	147,658
Mettler-Toledo International, Inc. *	1,002	1,280,085
Mirati Therapeutics, Inc. *	1,527	94,353
Moderna, Inc. *	14,967	2,011,714
Natera, Inc. *	3,393	119,162
Neurocrine Biosciences, Inc. *	4,130	371,824
Novavax, Inc. *	3,372	151,976
Regeneron Pharmaceuticals, Inc. *	484	319,009
Repligen Corp. *	2,277	358,036
Royalty Pharma plc, Class A	8,507	362,228
Sarepta Therapeutics, Inc. *	3,680	266,138
Seagen, Inc. *	5,329	698,152
Sotera Health Co. *	4,293	87,491
Syneos Health, Inc. *	571	41,734
Thermo Fisher Scientific, Inc.	1,568	866,979
Ultragenyx Pharmaceutical, Inc. *	2,160	152,690
Vertex Pharmaceuticals, Inc. *	4,503	1,230,310
Waters Corp. *	2,485	753,005
West Pharmaceutical Services, Inc.	3,249	1,023,630
Zoetis, Inc.	19,918	3,530,466
		48,526,738

Real Estate 1.9%
American Tower Corp.	19,972	4,813,652
CBRE Group, Inc., Class A *	786	65,269
Crown Castle International Corp.	19,064	3,530,844
Equinix, Inc.	2,808	2,019,177
Equity LifeStyle Properties, Inc.	4,119	318,316
Extra Space Storage, Inc.	505	95,950
Iron Mountain, Inc.	8,929	479,755
Lamar Advertising Co., Class A	3,319	366,451
Opendoor Technologies, Inc. *	4,095	28,624
Public Storage	5,095	1,892,793

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SBA Communications Corp.	801	278,035
Simon Property Group, Inc.	12,523	1,477,714
Zillow Group, Inc., Class A *	2,559	98,905
Zillow Group, Inc., Class C *	7,420	295,464
		15,760,949

Retailing 10.1%
Amazon.com, Inc. *	19,202	47,729,067
AutoZone, Inc. *	195	381,317
Bath & Body Works, Inc.	6,043	319,614
Best Buy Co., Inc.	2,452	220,508
Burlington Stores, Inc. *	2,761	562,029
CarMax, Inc. *	616	52,841
Carvana Co. *	3,843	222,740
Dollar General Corp.	4,415	1,048,695
DoorDash, Inc., Class A *	5,708	464,803
eBay, Inc.	27,723	1,439,378
Etsy, Inc. *	5,608	522,610
Five Below, Inc. *	2,432	382,067
Floor & Decor Holdings, Inc., Class A *	4,492	358,102
GameStop Corp., Class A *(a)	2,837	354,824
Leslie's, Inc. *	6,271	122,912
Lithia Motors, Inc.	118	33,409
Lowe’s Cos., Inc.	29,833	5,898,879
Nordstrom, Inc.	4,056	104,239
O'Reilly Automotive, Inc. *	898	544,682
Petco Health & Wellness Co., Inc. *	167	3,216
Pool Corp.	1,721	697,384
RH *	774	260,157
Ross Stores, Inc.	15,483	1,544,739
Target Corp.	9,489	2,169,660
The Home Depot, Inc.	46,211	13,881,784
The TJX Cos., Inc.	52,775	3,234,052
Tractor Supply Co.	5,017	1,010,675
Ulta Beauty, Inc. *	2,323	921,766
Victoria's Secret & Co. *	1,942	91,507
Vroom, Inc. *	1,156	1,803
Wayfair, Inc., Class A *	1,896	145,878
Williams-Sonoma, Inc.	2,437	317,980
		85,043,317

Semiconductors & Semiconductor Equipment 7.7%
Advanced Micro Devices, Inc. *	72,283	6,181,642
Allegro MicroSystems, Inc. *	1,751	42,567
Analog Devices, Inc.	9,245	1,427,243
Applied Materials, Inc.	39,224	4,328,369
Broadcom, Inc.	17,862	9,902,514
Enphase Energy, Inc. *	5,753	928,534
Entegris, Inc.	5,946	662,325
GLOBALFOUNDRIES, Inc. *	1,203	62,905
KLA Corp.	6,709	2,141,915
Lam Research Corp.	6,223	2,898,425
Microchip Technology, Inc.	20,282	1,322,386
Micron Technology, Inc.	6,842	466,556
MKS Instruments, Inc.	2,061	234,913
Monolithic Power Systems, Inc.	2,003	785,657
NVIDIA Corp.	105,855	19,632,927
NXP Semiconductors N.V.	3,599	615,069
ON Semiconductor Corp. *	10,120	527,353
QUALCOMM, Inc.	49,913	6,972,347
Skyworks Solutions, Inc.	3,439	389,639
Teradyne, Inc.	7,200	759,312
Texas Instruments, Inc.	25,345	4,314,986
Universal Display Corp.	1,922	245,497
		64,843,081

SECURITY	NUMBER OF SHARES	VALUE ($)
Software & Services 24.4%
Accenture plc, Class A	22,623	6,795,044
Adobe, Inc. *	20,847	8,254,370
Alteryx, Inc., Class A *	2,565	164,673
Anaplan, Inc. *	6,337	411,842
ANSYS, Inc. *	1,607	443,034
Aspen Technology, Inc. *	2,954	468,327
Atlassian Corp. plc, Class A *	6,164	1,385,852
Autodesk, Inc. *	9,746	1,844,723
Automatic Data Processing, Inc.	17,089	3,728,478
Avalara, Inc. *	3,789	288,229
Bentley Systems, Inc., Class B	6,091	258,197
Bill.com Holdings, Inc. *	4,128	704,691
Block, Inc. *	21,223	2,112,537
Broadridge Financial Solutions, Inc.	4,639	668,619
C3.ai, Inc., Class A *	748	12,708
Cadence Design Systems, Inc. *	12,148	1,832,526
CDK Global, Inc.	837	45,541
Citrix Systems, Inc.	1,966	196,797
Cloudflare, Inc., Class A *	10,919	940,563
Coupa Software, Inc. *	3,299	284,704
Crowdstrike Holdings, Inc., Class A *	8,813	1,751,672
Datadog, Inc., Class A *	11,245	1,358,171
DocuSign, Inc. *	8,529	690,849
DoubleVerify Holdings, Inc. *	2,577	56,050
Dropbox, Inc., Class A *	13,143	285,860
Duck Creek Technologies, Inc. *	783	12,473
Dynatrace, Inc. *	8,288	317,928
Elastic N.V. *	3,317	252,556
EPAM Systems, Inc. *	2,378	630,146
Euronet Worldwide, Inc. *	1,593	193,788
Everbridge, Inc. *	1,709	73,658
Fair Isaac Corp. *	1,126	420,572
Fiserv, Inc. *	1,829	179,096
Five9, Inc. *	2,982	328,318
FleetCor Technologies, Inc. *	812	202,610
Fortinet, Inc. *	5,921	1,711,228
Gartner, Inc. *	3,535	1,027,094
Genpact Ltd.	366	14,739
Globant S.A. *	1,785	385,542
GoDaddy, Inc., Class A *	759	61,335
HubSpot, Inc. *	1,992	755,825
Informatica, Inc., Class A *	1,091	21,231
Intuit, Inc.	11,748	4,919,475
Jack Henry & Associates, Inc.	829	157,162
Jamf Holding Corp. *	1,965	60,522
Mandiant, Inc. *	2,953	64,907
Manhattan Associates, Inc. *	1,504	196,347
Mastercard, Inc., Class A	38,197	13,880,026
Microsoft Corp.	333,431	92,533,771
MongoDB, Inc. *	2,806	995,934
nCino, Inc. *	2,441	91,513
NCR Corp. *	1,866	65,366
New Relic, Inc. *	2,307	145,964
NortonLifeLock, Inc.	6,437	161,182
Nutanix, Inc., Class A *	9,454	236,634
Okta, Inc. *	5,572	664,795
Oracle Corp.	66,480	4,879,632
Palantir Technologies, Inc., Class A *	73,394	763,298
Palo Alto Networks, Inc. *	4,275	2,399,472
Paychex, Inc.	12,417	1,573,606
Paycom Software, Inc. *	2,163	608,820
Paycor HCM, Inc. *	1,433	35,295
Paylocity Holding Corp. *	1,760	333,749
PayPal Holdings, Inc. *	51,992	4,571,657
Pegasystems, Inc.	1,676	128,365
Procore Technologies, Inc. *	1,891	104,894

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PTC, Inc. *	4,661	532,333
RingCentral, Inc., Class A *	3,612	306,478
Sabre Corp. *	14,080	147,418
Salesforce, Inc. *	7,959	1,400,306
ServiceNow, Inc. *	8,836	4,224,492
Shift4 Payments, Inc., Class A *	1,929	101,195
Smartsheet, Inc., Class A *	5,381	260,064
Snowflake, Inc., Class A *	8,421	1,443,696
Splunk, Inc. *	7,016	856,092
StoneCo Ltd., Class A *	8,855	83,414
Switch, Inc., Class A	5,064	151,211
Synopsys, Inc. *	4,258	1,221,152
Teradata Corp. *	4,112	170,031
The Trade Desk, Inc., Class A *	19,194	1,130,910
The Western Union Co.	4,305	72,152
Thoughtworks Holding, Inc. *	570	10,551
Twilio, Inc., Class A *	2,079	232,474
Tyler Technologies, Inc. *	1,543	609,038
Unity Software, Inc. *	6,661	442,357
Visa, Inc., Class A	73,420	15,648,005
VMware, Inc., Class A	3,661	395,534
WEX, Inc. *	1,330	221,099
Wix.com Ltd. *	2,373	179,067
Workday, Inc., Class A *	8,486	1,754,056
Zendesk, Inc. *	5,328	650,229
Zoom Video Communications, Inc., Class A *	9,625	958,361
Zscaler, Inc. *	3,488	707,157
		205,053,454

Technology Hardware & Equipment 13.8%
Amphenol Corp., Class A	18,381	1,314,241
Apple Inc.	682,925	107,663,126
Arista Networks, Inc. *	9,521	1,100,342
CDW Corp.	5,989	977,285
Cognex Corp.	7,561	511,350
Coherent, Inc. *	969	259,595
CommScope Holding Co., Inc. *	8,835	53,275
Corning, Inc.	11,377	400,357
Dell Technologies, Inc., Class C	5,897	277,218
HP, Inc.	16,654	610,036
IPG Photonics Corp. *	123	11,621
Jabil, Inc.	4,896	282,646
Keysight Technologies, Inc. *	3,541	496,696
NetApp, Inc.	6,538	478,909
Pure Storage, Inc., Class A *	11,302	331,149
Ubiquiti, Inc.	248	69,998
Vontier Corp.	3,930	100,687
Zebra Technologies Corp., Class A *	2,354	870,180
		115,808,711

Transportation 2.1%
C.H. Robinson Worldwide, Inc.	1,100	116,765
Delta Air Lines, Inc. *	28,243	1,215,296
Expeditors International of Washington, Inc.	5,419	536,860
FedEx Corp.	4,720	938,053
GXO Logistics, Inc. *	3,678	217,701
JB Hunt Transport Services, Inc.	3,295	562,951
Landstar System, Inc.	1,502	232,660
Lyft, Inc., Class A *	12,996	423,670
Old Dominion Freight Line, Inc.	4,160	1,165,299
SECURITY	NUMBER OF SHARES	VALUE ($)
TuSimple Holdings, Inc., Class A *	611	6,336
Uber Technologies, Inc. *	61,109	1,923,711
Union Pacific Corp.	17,978	4,212,066
United Parcel Service, Inc., Class B	32,030	5,764,759
XPO Logistics, Inc. *	3,686	198,270
		17,514,397

Utilities 0.0%
Brookfield Renewable Corp., Class A	1,383	49,650
NRG Energy, Inc.	4,831	173,433
		223,083
Total Common Stocks (Cost $672,147,326)		836,112,426

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell 1000 Growth ETF	3,100	755,625
Total Investment Companies (Cost $790,220)		755,625

SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29% (b)	3,067,389	3,067,389
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29% (b)(c)	771,635	771,635
		3,839,024
Total Short-Term Investments (Cost $3,839,024)		3,839,024
Total Investments in Securities (Cost $676,776,570)		840,707,075

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Growth Index, e-mini, expires 06/17/22	35	4,286,275	(178,858)
S&P 500 Index, e-mini, expires 06/17/22	1	206,375	(6,827)
Net Unrealized Depreciation			(185,685)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $726,210.
(b)	The rate shown is the 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange traded fund

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$836,112,426	$—	$—	$836,112,426
Investment Companies[1]	755,625	—	—	755,625
Short-Term Investments[1]	3,839,024	—	—	3,839,024
Liabilities
Futures Contracts[2]	(185,685)	—	—	(185,685)
Total	$840,521,390	$—	$—	$840,521,390

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $676,776,570) including securities on loan of $726,210		$840,707,075
Deposit with broker for futures contracts		299,200
Receivables:
Fund shares sold		2,410,415
Dividends		341,680
Income from securities on loan	+	2,383
Total assets		843,760,753
Liabilities
Collateral held for securities on loan		771,635
Payables:
Fund shares redeemed		1,043,516
Variation margin on futures contracts		160,363
Investment adviser fees	+	26,739
Total liabilities		2,002,253
Net assets		$841,758,500
Net Assets by Source
Capital received from investors		$687,643,380
Total distributable earnings	+	154,115,120
Net assets		$841,758,500

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$841,758,500		11,686,776		$72.03

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $819)		$3,357,823
Securities on loan, net	+	5,719
Total investment income		3,363,542
Expenses
Investment adviser fees		155,436
Total expenses	–	155,436
Net investment income		3,208,106
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(1,440,662)
Net realized losses on futures contracts	+	(518,910)
Net realized losses		(1,959,572)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(174,596,085)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(212,914)
Net change in unrealized appreciation (depreciation)	+	(174,808,999)
Net realized and unrealized losses		(176,768,571)
Decrease in net assets resulting from operations		($173,560,465)

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$3,208,106	$5,029,957
Net realized gains (losses)		(1,959,572)	16,292,898
Net change in unrealized appreciation (depreciation)	+	(174,808,999)	214,527,301
Increase (decrease) in net assets resulting from operations		($173,560,465)	$235,850,156
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($16,277,055)	($3,820,481)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,191,178	$263,473,659	4,598,477	$352,197,876
Shares reinvested		157,797	14,184,348	45,814	3,263,376
Shares redeemed	+	(1,537,670)	(127,221,196)	(2,532,061)	(193,536,712)
Net transactions in fund shares		1,811,305	$150,436,811	2,112,230	$161,924,540
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,875,471	$881,159,209	7,763,241	$487,204,994
Total increase (decrease)	+	1,811,305	(39,400,709)	2,112,230	393,954,215
End of period		11,686,776	$841,758,500	9,875,471	$881,159,209

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	12/20/17 [1]– 10/31/18
Per-Share Data
Net asset value at beginning of period	$53.65	$38.09	$43.06	$39.51	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.52	0.97	1.00	1.13	0.82
Net realized and unrealized gains (losses)	(2.53)	15.47	(4.07)	3.10	(1.31)
Total from investment operations	(2.01)	16.44	(3.07)	4.23	(0.49)
Less distributions:
Distributions from net investment income	(0.91)	(0.88)	(1.06)	(0.62)	—
Distributions from net realized gains	(1.64)	—	(0.84)	(0.06)	—
Total distributions	(2.55)	(0.88)	(1.90)	(0.68)	—
Net asset value at end of period	$49.09	$53.65	$38.09	$43.06	$39.51
Total return	(3.95%) [3]	43.70%	(7.69%)	11.08%	(1.23%) [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.035% [4]	0.035%	0.035%	0.035% [5]	0.040% [4,6]
Net operating expenses	N/A	N/A	N/A	N/A	0.02% [4,6]
Net investment income (loss)	2.02% [4]	1.97%	2.57%	2.79%	2.36% [4]
Portfolio turnover rate	3% [3]	20%	50%	22%	22% [3]
Net assets, end of period (x 1,000,000)	$613	$576	$331	$212	$70

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective December 20, 2018, the annual operating expense ratio was reduced to 0.035%. The ratio presented for period ended 10/31/19 is a blended ratio.
[6]	The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018. The ratio presented for period ended 10/31/18 is a blended ratio.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 0.8%
Aptiv plc *	6,872	731,181
BorgWarner, Inc.	7,486	275,709
Ford Motor Co.	121,968	1,727,067
General Motors Co. *	42,865	1,625,012
Gentex Corp.	7,359	215,987
Harley-Davidson, Inc.	4,783	174,340
Lear Corp.	1,859	237,840
QuantumScape Corp. *	2,125	31,748
Rivian Automotive, Inc., Class A *(a)	3,451	104,358
Thor Industries, Inc.	985	75,402
		5,198,644

Banks 7.1%
Bank of America Corp.	221,685	7,909,721
Bank of Hawaii Corp.	1,221	90,769
Bank OZK	3,709	142,500
BOK Financial Corp.	946	78,452
Citigroup, Inc.	61,852	2,981,885
Citizens Financial Group, Inc.	12,254	482,807
Comerica, Inc.	4,083	334,398
Commerce Bancshares, Inc.	3,424	234,099
Cullen/Frost Bankers, Inc.	1,770	234,153
East West Bancorp, Inc.	4,399	313,649
F.N.B. Corp.	10,521	121,202
Fifth Third Bancorp	21,241	797,175
First Citizens BancShares, Inc., Class A	377	241,046
First Hawaiian, Inc.	3,940	93,023
First Horizon Corp.	16,511	369,516
First Republic Bank	5,551	828,320
Huntington Bancshares, Inc.	44,786	588,936
JPMorgan Chase & Co.	91,547	10,927,050
KeyCorp	28,931	558,658
M&T Bank Corp.	5,561	926,685
MGIC Investment Corp.	9,998	130,574
New York Community Bancorp, Inc.	13,988	129,249
PacWest Bancorp	3,593	118,174
Pinnacle Financial Partners, Inc.	2,308	178,985
Popular, Inc.	2,467	192,401
Prosperity Bancshares, Inc.	2,786	182,149
Regions Financial Corp.	29,978	621,144
Signature Bank	1,913	463,424
SVB Financial Group *	1,764	860,197
Synovus Financial Corp.	4,187	173,928
TFS Financial Corp.	1,512	22,665
The PNC Financial Services Group, Inc.	13,227	2,197,005
Truist Financial Corp.	41,350	1,999,272
U.S. Bancorp	41,846	2,032,042
Umpqua Holdings Corp.	6,743	111,529
UWM Holdings Corp.	1,322	4,905
Webster Financial Corp.	5,536	276,745
Wells Fargo & Co.	121,244	5,289,876
Western Alliance Bancorp	1,549	117,894
Wintrust Financial Corp.	1,754	153,159
SECURITY	NUMBER OF SHARES	VALUE ($)
Zions Bancorp NA	4,663	263,506
		43,772,867

Capital Goods 7.7%
3M Co.	15,177	2,188,827
A.O. Smith Corp.	4,047	236,466
Acuity Brands, Inc.	1,077	185,761
AECOM	4,170	294,235
AGCO Corp.	1,744	222,186
Air Lease Corp.	3,354	135,099
Allegion plc	660	75,398
Allison Transmission Holdings, Inc.	759	28,417
AMETEK, Inc.	7,185	907,178
Armstrong World Industries, Inc.	764	64,680
Builders FirstSource, Inc. *	5,890	362,647
BWX Technologies, Inc.	685	35,565
Carlisle Cos., Inc.	992	257,285
Carrier Global Corp.	14,178	542,592
Caterpillar, Inc.	2,328	490,137
ChargePoint Holdings, Inc. *(a)	7,052	91,253
Core & Main, Inc., Class A *	865	20,552
Crane Co.	1,525	146,751
Cummins, Inc.	4,470	845,679
Curtiss-Wright Corp.	1,222	174,636
Donaldson Co., Inc.	3,392	166,344
Dover Corp.	4,466	595,318
Eaton Corp. plc	12,413	1,800,133
Emerson Electric Co.	18,598	1,677,168
Esab Corp. *	1,420	66,740
Fastenal Co.	2,010	111,173
Flowserve Corp.	4,066	132,999
Fluence Energy, Inc. *	563	5,163
Fortive Corp.	10,174	585,005
Fortune Brands Home & Security, Inc.	3,124	222,585
Gates Industrial Corp. plc *	3,052	38,913
General Dynamics Corp.	7,747	1,832,398
General Electric Co.	34,053	2,538,651
Graco, Inc.	1,996	123,792
Hayward Holdings, Inc. *	1,527	24,279
HEICO Corp.	946	133,604
HEICO Corp., Class A	1,662	193,856
Hexcel Corp.	2,589	140,738
Honeywell International, Inc.	16,775	3,246,130
Howmet Aerospace, Inc.	10,957	373,853
Hubbell, Inc.	1,688	329,768
Huntington Ingalls Industries, Inc.	1,231	261,883
IDEX Corp.	2,366	449,114
Illinois Tool Works, Inc.	1,010	199,081
Ingersoll Rand, Inc.	12,255	538,730
ITT, Inc.	2,681	188,260
Johnson Controls International plc	21,857	1,308,579
L3Harris Technologies, Inc.	6,098	1,416,321
Lennox International, Inc.	1,033	220,225
Lockheed Martin Corp.	954	412,242
Masco Corp.	7,450	392,540
MasTec, Inc. *	1,803	129,834
MDU Resources Group, Inc.	6,231	160,511

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mercury Systems, Inc. *	1,758	98,079
MSC Industrial Direct Co., Inc., Class A	1,404	116,335
Nordson Corp.	1,499	323,319
Northrop Grumman Corp.	4,165	1,830,101
nVent Electric plc	5,205	175,825
Oshkosh Corp.	2,072	191,536
Otis Worldwide Corp.	13,249	965,057
Owens Corning	3,131	284,702
PACCAR, Inc.	10,609	881,077
Parker-Hannifin Corp.	3,343	905,351
Pentair plc	5,167	262,225
Quanta Services, Inc.	4,406	511,008
Raytheon Technologies Corp.	46,659	4,428,406
Regal Rexnord Corp.	1,652	210,200
Rockwell Automation, Inc.	1,424	359,802
Sensata Technologies Holding plc *	4,824	219,058
Shoals Technologies Group, Inc., Class A *	3,178	31,716
SiteOne Landscape Supply, Inc. *	650	91,670
Snap-on, Inc.	1,642	348,909
Spirit AeroSystems Holdings, Inc., Class A	2,335	98,163
Stanley Black & Decker, Inc.	5,031	604,475
Sunrun, Inc. *	6,325	126,374
Textron, Inc.	6,864	475,332
The AZEK Co., Inc. *	1,563	33,198
The Boeing Co. *	16,699	2,485,479
The Middleby Corp. *	1,201	184,822
The Timken Co.	2,010	115,856
The Toro Co.	182	14,584
Trane Technologies plc	3,724	520,950
TransDigm Group, Inc. *	1,163	691,764
United Rentals, Inc. *	1,471	465,601
Univar Solutions, Inc. *	5,172	150,609
Valmont Industries, Inc.	647	160,980
Virgin Galactic Holdings, Inc. *	404	3,026
W.W. Grainger, Inc.	244	122,007
Watsco, Inc.	1,020	272,116
Westinghouse Air Brake Technologies Corp.	5,582	501,878
Woodward, Inc.	1,920	212,122
Xylem, Inc.	1,889	152,065
		46,947,051

Commercial & Professional Services 1.1%
CACI International, Inc., Class A *	721	191,281
Cintas Corp.	170	67,534
Clarivate plc *	14,454	226,639
Clean Harbors, Inc. *	1,588	166,629
CoStar Group, Inc. *	2,744	174,573
Driven Brands Holdings, Inc. *	1,650	46,018
Dun & Bradstreet Holdings, Inc. *	5,000	78,950
Equifax, Inc.	2,336	475,423
FTI Consulting, Inc. *	1,038	163,703
Jacobs Engineering Group, Inc.	4,028	558,079
LegalZoom.com, Inc. *	1,162	16,675
Leidos Holdings, Inc.	4,399	455,340
ManpowerGroup, Inc.	1,680	151,536
MSA Safety, Inc.	808	97,518
Nielsen Holdings plc	11,152	298,985
Republic Services, Inc.	6,543	878,529
Robert Half International, Inc.	410	40,307
Rollins, Inc.	518	17,374
Science Applications International Corp.	1,760	146,485
Stericycle, Inc. *	2,836	142,339
TransUnion	1,893	165,675
Verisk Analytics, Inc.	1,796	366,474
Waste Management, Inc.	11,064	1,819,364
		6,745,430

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Durables & Apparel 0.9%
Brunswick Corp.	2,105	159,159
Capri Holdings Ltd. *	4,485	213,934
Carter's, Inc.	1,301	109,596
Columbia Sportswear Co.	1,141	93,744
D.R. Horton, Inc.	6,009	418,166
Deckers Outdoor Corp. *	728	193,466
Garmin Ltd.	4,713	517,205
Hanesbrands, Inc.	4,365	57,880
Hasbro, Inc.	3,984	350,831
Leggett & Platt, Inc.	4,147	147,758
Lennar Corp., Class A	8,028	614,062
Lennar Corp., Class B	469	30,579
Mohawk Industries, Inc. *	1,706	240,648
Newell Brands, Inc.	11,890	275,253
NVR, Inc. *	32	140,039
Polaris, Inc.	538	51,078
PulteGroup, Inc.	5,464	228,177
PVH Corp.	2,160	157,205
Ralph Lauren Corp.	1,411	147,224
Skechers U.S.A., Inc., Class A *	3,656	140,025
Tapestry, Inc.	7,367	242,522
Toll Brothers, Inc.	1,996	92,554
TopBuild Corp. *	181	32,786
Under Armour, Inc., Class A *	5,827	89,503
Under Armour, Inc., Class C *	6,374	90,447
VF Corp.	3,596	186,992
Whirlpool Corp.	1,787	324,376
		5,345,209

Consumer Services 1.8%
ADT, Inc.	4,983	34,134
Aramark	7,240	262,450
Boyd Gaming Corp.	2,024	122,614
Bright Horizons Family Solutions, Inc. *	381	43,526
Caesars Entertainment, Inc. *	2,419	160,331
Carnival Corp. *	26,917	465,664
Chegg, Inc. *	1,010	24,987
Darden Restaurants, Inc.	1,269	167,165
Domino’s Pizza, Inc.	361	122,018
Frontdoor, Inc. *	804	24,852
Grand Canyon Education, Inc. *	1,226	117,659
H&R Block, Inc.	964	25,132
Hilton Worldwide Holdings, Inc. *	2,817	437,452
Hyatt Hotels Corp., Class A *	1,537	145,954
Marriott Vacations Worldwide Corp.	1,298	193,830
McDonald’s Corp.	19,140	4,768,922
MGM Resorts International	11,755	482,425
Mister Car Wash, Inc. *	440	6,336
Norwegian Cruise Line Holdings Ltd. *	11,469	229,724
Penn National Gaming, Inc. *	4,806	175,755
Planet Fitness, Inc., Class A *	817	65,385
Royal Caribbean Cruises Ltd. *	6,832	531,051
Service Corp. International	5,002	328,181
Six Flags Entertainment Corp. *	1,455	55,683
Terminix Global Holdings, Inc. *	3,799	174,336
Travel & Leisure Co.	893	49,544
Wyndham Hotels & Resorts, Inc.	1,039	91,391
Yum China Holdings, Inc.	12,307	514,433
Yum! Brands, Inc.	8,242	964,396
		10,785,330

Diversified Financials 8.4%
Affiliated Managers Group, Inc.	1,271	159,599
AGNC Investment Corp.	16,300	178,974

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ally Financial, Inc.	10,522	420,459
American Express Co.	6,991	1,221,398
Ameriprise Financial, Inc.	1,539	408,589
Annaly Capital Management, Inc.	44,035	282,705
Apollo Global Management, Inc.	4,120	205,011
Ares Management Corp., Class A	547	36,222
Berkshire Hathaway, Inc., Class B *	57,185	18,461,034
BlackRock, Inc.	4,458	2,784,823
Capital One Financial Corp.	12,803	1,595,510
Cboe Global Markets, Inc.	3,313	374,303
CME Group, Inc.	11,175	2,451,125
Credit Acceptance Corp. *	228	116,850
Discover Financial Services	4,028	452,989
Equitable Holdings, Inc.	10,936	315,285
Evercore, Inc., Class A	1,189	125,737
FactSet Research Systems, Inc.	166	66,979
Franklin Resources, Inc.	8,971	220,597
Interactive Brokers Group, Inc., Class A	2,492	148,424
Intercontinental Exchange, Inc.	17,330	2,006,987
Invesco Ltd.	10,353	190,288
Janus Henderson Group plc	5,299	161,514
Jefferies Financial Group, Inc.	6,693	205,877
KKR & Co., Inc.	17,341	883,871
Lazard Ltd., Class A	3,103	101,685
Moody's Corp.	263	83,234
Morgan Stanley	41,228	3,322,565
Morningstar, Inc.	69	17,473
MSCI, Inc.	718	302,458
Nasdaq, Inc.	3,623	570,152
New Residential Investment Corp.	13,436	139,734
Northern Trust Corp.	6,397	659,211
OneMain Holdings, Inc.	3,409	156,575
Raymond James Financial, Inc.	5,460	532,132
S&P Global, Inc.	5,490	2,066,985
SEI Investments Co.	3,338	185,993
SLM Corp.	8,681	145,233
Starwood Property Trust, Inc.	9,015	206,263
State Street Corp.	11,373	761,650
Stifel Financial Corp.	3,172	196,188
Synchrony Financial	13,173	484,898
T. Rowe Price Group, Inc.	4,751	584,563
The Bank of New York Mellon Corp.	22,957	965,571
The Carlyle Group, Inc.	5,036	182,756
The Charles Schwab Corp. (b)	46,819	3,105,504
The Goldman Sachs Group, Inc.	9,592	2,930,260
Tradeweb Markets, Inc., Class A	3,284	233,788
Virtu Financial, Inc., Class A	2,698	77,918
Voya Financial, Inc.	3,416	215,686
		51,703,625

Energy 7.4%
Antero Midstream Corp.	10,497	107,804
APA Corp.	11,297	462,386
Baker Hughes Co.	22,967	712,436
Chevron Corp.	60,316	9,449,708
ConocoPhillips	41,133	3,929,024
Continental Resources, Inc.	1,805	100,304
Coterra Energy, Inc.	20,835	599,840
Devon Energy Corp.	20,998	1,221,454
Diamondback Energy, Inc.	2,962	373,893
DTE Midstream LLC *	2,988	160,605
EOG Resources, Inc.	16,015	1,869,911
EQT Corp.	9,482	376,909
Exxon Mobil Corp.	132,038	11,256,239
Halliburton Co.	26,147	931,356
Hess Corp.	8,054	830,126
HF Sinclair Corp. *	4,682	178,010
SECURITY	NUMBER OF SHARES	VALUE ($)
Kinder Morgan, Inc.	60,632	1,100,471
Marathon Oil Corp.	24,113	600,896
Marathon Petroleum Corp.	19,154	1,671,378
NOV, Inc.	12,071	218,847
Occidental Petroleum Corp.	22,985	1,266,244
ONEOK, Inc.	13,816	874,967
Phillips 66	14,559	1,263,139
Pioneer Natural Resources Co.	3,725	865,951
Schlumberger N.V.	43,614	1,701,382
Targa Resources Corp.	7,014	514,898
The Williams Cos., Inc.	37,863	1,298,322
Valero Energy Corp.	12,720	1,418,026
		45,354,526

Food & Staples Retailing 1.7%
Albertsons Cos., Inc., Class A	5,038	157,588
Casey's General Stores, Inc.	1,144	230,287
Costco Wholesale Corp.	896	476,421
Grocery Outlet Holding Corp. *	2,722	91,650
The Kroger Co.	22,782	1,229,317
U.S. Foods Holding Corp. *	6,908	259,879
Walgreens Boots Alliance, Inc.	22,357	947,937
Walmart, Inc.	44,095	6,746,094
		10,139,173

Food, Beverage & Tobacco 4.0%
Altria Group, Inc.	25,236	1,402,364
Archer-Daniels-Midland Co.	17,345	1,553,418
Beyond Meat, Inc. *	241	8,888
Brown-Forman Corp., Class A	706	44,069
Brown-Forman Corp., Class B	2,874	193,823
Bunge Ltd.	4,280	484,154
Campbell Soup Co.	6,099	287,995
Conagra Brands, Inc.	14,600	509,978
Constellation Brands, Inc., Class A	4,864	1,196,982
Darling Ingredients, Inc. *	4,769	349,997
Flowers Foods, Inc.	5,818	154,293
General Mills, Inc.	18,808	1,330,290
Hormel Foods Corp.	8,811	461,608
Ingredion, Inc.	2,095	178,305
Kellogg Co.	4,370	299,345
Keurig Dr Pepper, Inc.	21,776	814,422
Lamb Weston Holdings, Inc.	3,207	211,983
McCormick & Co., Inc. - Non Voting Shares	7,773	781,731
Molson Coors Beverage Co., Class B	5,572	301,668
Mondelez International, Inc., Class A	42,958	2,769,932
Monster Beverage Corp. *	839	71,886
PepsiCo, Inc.	7,317	1,256,402
Philip Morris International, Inc.	48,552	4,855,200
Pilgrim's Pride Corp. *	848	24,041
Post Holdings, Inc. *	1,768	131,521
Seaboard Corp.	8	33,800
The Coca-Cola Co.	35,582	2,298,953
The Hain Celestial Group, Inc. *	2,717	91,128
The Hershey Co.	648	146,299
The JM Smucker Co.	3,269	447,624
The Kraft Heinz Co.	21,642	922,598
Tyson Foods, Inc., Class A	8,944	833,223
		24,447,920

Health Care Equipment & Services 8.5%
Abbott Laboratories	27,079	3,073,467
Acadia Healthcare Co., Inc. *	2,761	187,417
agilon health, Inc. *	299	5,313
Amedisys, Inc. *	117	14,935

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
AmerisourceBergen Corp.	4,620	698,960
Anthem, Inc.	7,636	3,832,737
Baxter International, Inc.	15,669	1,113,439
Becton, Dickinson & Co.	8,897	2,199,249
Boston Scientific Corp. *	44,225	1,862,315
Cardinal Health, Inc.	3,542	205,613
Centene Corp. *	18,028	1,452,155
Cerner Corp.	9,110	853,060
Certara, Inc. *	1,511	27,727
Change Healthcare, Inc. *	7,741	182,378
Chemed Corp.	347	170,512
Cigna Corp.	10,147	2,504,077
CVS Health Corp.	41,034	3,944,598
DaVita, Inc. *	594	64,372
Definitive Healthcare Corp. *	364	8,609
Dentsply Sirona, Inc.	6,775	270,932
Embecta Corp. *	1,753	53,344
Encompass Health Corp.	1,306	89,892
Enovis Corp. *	1,460	94,710
Envista Holdings Corp. *	4,991	197,743
Figs, Inc., Class A *	1,701	26,638
Globus Medical, Inc., Class A *	2,295	151,975
Henry Schein, Inc. *	4,316	350,028
Hologic, Inc. *	7,705	554,683
Humana, Inc.	4,020	1,787,131
ICU Medical, Inc. *	620	132,674
Integra LifeSciences Holdings Corp. *	2,261	138,283
Laboratory Corp. of America Holdings *	2,901	697,052
Masimo Corp. *	433	48,916
McKesson Corp.	3,999	1,238,130
Medtronic plc	41,862	4,368,718
Molina Healthcare, Inc. *	1,524	477,698
Oak Street Health, Inc. *	265	4,794
Premier, Inc., Class A	3,706	134,194
Quest Diagnostics, Inc.	3,798	508,324
Quidel Corp. *	1,148	115,512
ResMed, Inc.	448	89,587
Signify Health, Inc., Class A *	1,954	26,965
STERIS plc	2,294	513,971
Stryker Corp.	6,228	1,502,567
Tandem Diabetes Care, Inc. *	120	11,578
Teladoc Health, Inc. *	4,685	158,166
Teleflex, Inc.	1,199	342,458
The Cooper Cos., Inc.	1,508	544,448
UnitedHealth Group, Inc.	27,307	13,886,975
Universal Health Services, Inc., Class B	2,216	271,526
Zimmer Biomet Holdings, Inc.	6,505	785,479
Zimvie, Inc. *	607	13,658
		51,989,682

Household & Personal Products 2.4%
Church & Dwight Co., Inc.	7,150	697,554
Colgate-Palmolive Co.	12,234	942,630
Coty, Inc., Class A *	10,796	87,556
Herbalife Nutrition Ltd. *	2,652	70,490
Kimberly-Clark Corp.	5,224	725,248
Olaplex Holdings, Inc. *	1,951	28,680
Reynolds Consumer Products, Inc.	1,720	50,895
Spectrum Brands Holdings, Inc.	1,236	105,146
The Clorox Co.	722	103,585
The Procter & Gamble Co.	75,038	12,047,351
		14,859,135

Insurance 4.2%
Aflac, Inc.	20,054	1,148,693
Alleghany Corp. *	368	307,832
SECURITY	NUMBER OF SHARES	VALUE ($)
American Financial Group, Inc.	2,116	293,024
American International Group, Inc.	25,884	1,514,473
Aon plc, Class A	2,799	806,084
Arch Capital Group Ltd. *	8,822	402,901
Arthur J. Gallagher & Co.	6,383	1,075,472
Assurant, Inc.	1,770	321,928
Assured Guaranty Ltd.	2,104	116,036
Axis Capital Holdings Ltd.	2,407	137,993
Brighthouse Financial, Inc. *	2,430	124,805
Brown & Brown, Inc.	6,878	426,298
Chubb Ltd.	13,364	2,758,998
Cincinnati Financial Corp.	4,668	572,577
CNA Financial Corp.	862	40,893
Erie Indemnity Co., Class A	247	39,589
Everest Re Group Ltd.	939	257,953
Fidelity National Financial, Inc.	8,511	338,908
First American Financial Corp.	3,308	192,889
Globe Life, Inc.	3,123	306,304
GoHealth, Inc., Class A *	183	137
Kemper Corp.	1,853	85,534
Lemonade, Inc. *	1,077	22,466
Lincoln National Corp.	4,758	286,194
Loews Corp.	6,517	409,528
Markel Corp. *	351	475,001
Marsh & McLennan Cos., Inc.	13,964	2,257,979
Mercury General Corp.	832	41,958
MetLife, Inc.	21,758	1,429,065
Old Republic International Corp.	8,688	191,223
Primerica, Inc.	1,215	157,415
Principal Financial Group, Inc.	8,037	547,641
Prudential Financial, Inc.	11,778	1,278,031
Reinsurance Group of America, Inc.	2,080	223,226
RenaissanceRe Holdings Ltd.	749	107,496
The Allstate Corp.	8,724	1,103,935
The Hanover Insurance Group, Inc.	1,103	161,942
The Hartford Financial Services Group, Inc.	10,423	728,880
The Progressive Corp.	18,214	1,955,455
The Travelers Cos., Inc.	7,511	1,284,832
Unum Group	6,351	193,833
W.R. Berkley Corp.	6,456	429,259
White Mountains Insurance Group Ltd.	91	95,370
Willis Towers Watson plc	3,867	830,864
		25,480,914

Materials 4.1%
Air Products & Chemicals, Inc.	6,892	1,613,210
Albemarle Corp.	3,621	698,237
Alcoa Corp.	5,733	388,697
Amcor plc	47,126	558,914
AptarGroup, Inc.	2,036	233,794
Ardagh Metal Packaging S.A. *	3,302	23,543
Ashland Global Holdings, Inc.	1,606	168,582
Avery Dennison Corp.	1,208	218,165
Axalta Coating Systems Ltd. *	5,191	131,696
Ball Corp.	6,961	564,955
Berry Global Group, Inc. *	4,186	235,881
Celanese Corp.	2,158	317,097
CF Industries Holdings, Inc.	6,661	644,985
Cleveland-Cliffs, Inc. *	13,924	354,923
Corteva, Inc.	22,733	1,311,467
Crown Holdings, Inc.	3,360	369,734
Diversey Holdings Ltd. *	415	3,212
Dow, Inc.	21,295	1,416,118
DuPont de Nemours, Inc.	16,001	1,054,946
Eagle Materials, Inc.	1,202	148,231
Eastman Chemical Co.	4,172	428,339
Ecolab, Inc.	952	161,212

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Element Solutions, Inc.	7,168	147,804
FMC Corp.	2,943	390,065
Freeport-McMoRan, Inc.	32,220	1,306,521
Graphic Packaging Holding Co.	6,344	138,299
Huntsman Corp.	6,431	217,818
International Flavors & Fragrances, Inc.	7,940	963,122
International Paper Co.	12,053	557,813
Louisiana-Pacific Corp.	2,512	162,074
LyondellBasell Industries N.V., Class A	7,097	752,495
Martin Marietta Materials, Inc.	1,936	685,770
NewMarket Corp.	195	63,299
Newmont Corp.	24,978	1,819,647
Nucor Corp.	8,481	1,312,689
Olin Corp.	4,082	234,307
Packaging Corp. of America	2,920	470,616
PPG Industries, Inc.	4,265	545,877
Reliance Steel & Aluminum Co.	1,937	384,010
Royal Gold, Inc.	2,046	266,962
RPM International, Inc.	1,652	136,951
Sealed Air Corp.	2,110	135,483
Silgan Holdings, Inc.	2,620	116,249
Sonoco Products Co.	3,062	189,568
Southern Copper Corp.	239	14,883
Steel Dynamics, Inc.	4,779	409,799
Sylvamo Corp. *	1,134	50,633
The Chemours Co.	2,377	78,607
The Mosaic Co.	11,560	721,575
United States Steel Corp.	8,073	246,146
Valvoline, Inc.	5,674	171,525
Vulcan Materials Co.	4,119	709,663
Westlake Corp.	832	105,290
WestRock Co.	8,082	400,302
		24,951,800

Media & Entertainment 4.6%
Activision Blizzard, Inc.	24,076	1,820,146
Alphabet, Inc., Class A *	1,304	2,975,976
Alphabet, Inc., Class C *	1,199	2,756,897
Altice USA, Inc., Class A *	1,936	17,966
Cable One, Inc.	79	92,130
Charter Communications, Inc., Class A *	197	84,412
Comcast Corp., Class A	140,299	5,578,288
DISH Network Corp., Class A *	7,774	221,637
Electronic Arts, Inc.	8,736	1,031,285
Fox Corp., Class A	9,697	347,540
Fox Corp., Class B	4,611	153,270
IAC/InterActiveCorp. *	2,372	196,591
Liberty Broadband Corp., Class A *	724	77,946
Liberty Broadband Corp., Class C *	4,395	491,449
Liberty Media Corp. - Liberty Formula One, Class A *	746	42,835
Liberty Media Corp. - Liberty Formula One, Class C *	6,172	384,701
Liberty Media Corp. - Liberty SiriusXM, Class A *	2,864	119,801
Liberty Media Corp. - Liberty SiriusXM, Class C *	4,959	207,683
Live Nation Entertainment, Inc. *	2,659	278,876
Loyalty Ventures, Inc. *	552	7,060
Madison Square Garden Sports Corp. *	364	59,008
News Corp., Class A	12,116	240,624
News Corp., Class B	3,745	74,563
Nexstar Media Group, Inc., Class A	1,141	180,757
Omnicom Group, Inc.	6,449	490,962
Paramount Global, Class A	282	8,897
Paramount Global, Class B	18,140	528,237
Sirius XM Holdings, Inc. (a)	27,190	163,140
SECURITY	NUMBER OF SHARES	VALUE ($)
Take-Two Interactive Software, Inc. *	2,856	341,320
The Interpublic Group of Cos., Inc.	12,177	397,214
The New York Times Co., Class A	5,115	196,007
The Walt Disney Co. *	53,727	5,997,545
TripAdvisor, Inc. *	1,201	30,830
Twitter, Inc. *	21,759	1,066,626
Vimeo, Inc. *	346	3,526
Warner Bros Discovery, Inc. *	68,842	1,249,482
World Wrestling Entertainment, Inc., Class A	203	11,853
Zynga, Inc., Class A *	16,695	138,068
		28,065,148

Pharmaceuticals, Biotechnology & Life Sciences 10.0%
Adaptive Biotechnologies Corp. *	316	2,607
Agilent Technologies, Inc.	969	115,573
Amgen, Inc.	3,079	717,992
Azenta, Inc.	396	29,684
Biogen, Inc. *	4,559	945,719
BioMarin Pharmaceutical, Inc. *	5,685	462,475
Bio-Rad Laboratories, Inc., Class A *	662	338,984
Bristol-Myers Squibb Co.	67,987	5,117,381
Catalent, Inc. *	4,057	367,402
Charles River Laboratories International, Inc. *	99	23,909
Danaher Corp.	18,742	4,706,678
Elanco Animal Health, Inc. *	13,878	351,252
Eli Lilly & Co.	5,549	1,621,029
Exact Sciences Corp. *	424	23,341
Exelixis, Inc. *	1,341	29,958
Gilead Sciences, Inc.	39,140	2,322,568
Horizon Therapeutics plc *	5,531	545,135
Incyte Corp. *	825	61,842
Ionis Pharmaceuticals, Inc. *	367	13,491
Iovance Biotherapeutics, Inc. *	3,267	49,495
IQVIA Holdings, Inc. *	3,010	656,150
Jazz Pharmaceuticals plc *	1,871	299,772
Johnson & Johnson	82,149	14,824,609
Merck & Co., Inc.	78,988	7,005,446
Mirati Therapeutics, Inc. *	219	13,532
Natera, Inc. *	165	5,795
Nektar Therapeutics *	5,761	23,793
Organon & Co.	7,928	256,312
PerkinElmer, Inc.	3,931	576,324
Perrigo Co., plc	4,135	141,830
Pfizer, Inc.	174,069	8,541,566
QIAGEN N.V. *	7,069	320,721
Regeneron Pharmaceuticals, Inc. *	2,845	1,875,168
Repligen Corp. *	100	15,724
Royalty Pharma plc, Class A	4,106	174,833
Sage Therapeutics, Inc. *	1,573	49,581
Seagen, Inc. *	452	59,217
Syneos Health, Inc. *	2,750	200,997
Thermo Fisher Scientific, Inc.	11,147	6,163,399
Ultragenyx Pharmaceutical, Inc. *	508	35,911
United Therapeutics Corp. *	1,367	242,725
Vertex Pharmaceuticals, Inc. *	4,760	1,300,527
Viatris, Inc.	37,668	389,110
Waters Corp. *	132	39,999
Zoetis, Inc.	768	136,128
		61,195,684

Real Estate 5.0%
Alexandria Real Estate Equities, Inc.	5,185	944,500
American Campus Communities, Inc.	4,280	276,788
American Homes 4 Rent, Class A	9,163	362,946

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Americold Realty Trust	8,269	218,136
Apartment Income REIT Corp.	4,839	237,934
AvalonBay Communities, Inc.	4,339	987,036
Boston Properties, Inc.	4,862	571,771
Brixmor Property Group, Inc.	9,180	232,988
Camden Property Trust	3,079	483,064
CBRE Group, Inc., Class A *	9,846	817,612
Cousins Properties, Inc.	4,636	166,432
CubeSmart	6,787	322,450
Digital Realty Trust, Inc.	8,747	1,278,112
Douglas Emmett, Inc.	5,216	153,663
Duke Realty Corp.	11,822	647,255
EPR Properties	2,313	121,479
Equinix, Inc.	808	581,017
Equity LifeStyle Properties, Inc.	2,592	200,310
Equity Residential	11,479	935,539
Essex Property Trust, Inc.	2,019	664,796
Extra Space Storage, Inc.	3,720	706,800
Federal Realty Investment Trust	2,437	285,275
First Industrial Realty Trust, Inc.	4,025	233,450
Gaming & Leisure Properties, Inc.	7,254	321,933
Healthcare Trust of America, Inc., Class A	6,765	206,062
Healthpeak Properties, Inc.	16,782	550,617
Highwoods Properties, Inc.	3,215	131,301
Host Hotels & Resorts, Inc.	22,025	448,209
Hudson Pacific Properties, Inc.	4,630	107,786
Invitation Homes, Inc.	18,597	740,533
Iron Mountain, Inc.	2,639	141,793
JBG SMITH Properties	3,837	101,143
Jones Lang LaSalle, Inc. *	1,571	343,625
Kilroy Realty Corp.	3,628	253,960
Kimco Realty Corp.	18,094	458,321
Lamar Advertising Co., Class A	342	37,760
Life Storage, Inc.	2,535	335,862
Medical Properties Trust, Inc.	18,366	337,751
Mid-America Apartment Communities, Inc.	3,592	706,475
National Retail Properties, Inc.	5,461	239,410
Omega Healthcare Investors, Inc.	7,403	188,628
Opendoor Technologies, Inc. *	11,516	80,497
Orion Office REIT, Inc.	1,697	22,774
Park Hotels & Resorts, Inc.	7,304	143,962
Prologis, Inc.	22,974	3,682,502
Public Storage	1,109	411,994
Rayonier, Inc.	4,441	191,851
Realty Income Corp.	17,613	1,221,638
Regency Centers Corp.	5,256	361,770
Rexford Industrial Realty, Inc.	5,013	391,215
SBA Communications Corp.	2,811	975,726
Simon Property Group, Inc.	1,320	155,760
SL Green Realty Corp.	2,110	146,054
Spirit Realty Capital, Inc.	3,959	172,019
STORE Capital Corp.	7,572	215,272
Sun Communities, Inc.	3,571	626,960
The Howard Hughes Corp. *	1,304	130,778
UDR, Inc.	9,853	524,278
Ventas, Inc.	12,415	689,653
VICI Properties, Inc.	26,090	777,743
Vornado Realty Trust	5,443	210,699
Welltower, Inc.	13,565	1,231,838
Weyerhaeuser Co.	23,343	962,198
WP Carey, Inc.	5,881	475,008
		30,882,711

Retailing 1.6%
Advance Auto Parts, Inc.	1,942	387,681
AutoNation, Inc. *	1,288	149,292
AutoZone, Inc. *	505	987,512
SECURITY	NUMBER OF SHARES	VALUE ($)
Bath & Body Works, Inc.	3,125	165,281
Best Buy Co., Inc.	5,767	518,626
Burlington Stores, Inc. *	117	23,817
CarMax, Inc. *	4,646	398,534
Dick's Sporting Goods, Inc.	1,886	181,848
Dollar General Corp.	4,161	988,362
Dollar Tree, Inc. *	6,937	1,126,916
DoorDash, Inc., Class A *	539	43,891
Foot Locker, Inc.	2,703	79,225
Genuine Parts Co.	4,338	564,157
Kohl's Corp.	4,320	250,042
Leslie's, Inc. *	575	11,270
Lithia Motors, Inc.	828	234,432
LKQ Corp.	8,479	420,813
Nordstrom, Inc.	559	14,366
Ollie's Bargain Outlet Holdings, Inc. *	1,935	92,977
O'Reilly Automotive, Inc. *	1,442	874,645
Penske Automotive Group, Inc.	965	101,151
Petco Health & Wellness Co., Inc. *	1,567	30,180
Qurate Retail, Inc., Class A	11,523	48,512
Target Corp.	8,241	1,884,305
The Gap, Inc.	6,243	77,538
Victoria's Secret & Co. *	977	46,036
Vroom, Inc. *	2,408	3,757
Wayfair, Inc., Class A *	1,046	80,479
Williams-Sonoma, Inc.	548	71,503
		9,857,148

Semiconductors & Semiconductor Equipment 2.5%
Analog Devices, Inc.	9,835	1,518,327
Cirrus Logic, Inc. *	1,779	134,848
First Solar, Inc. *	3,282	239,684
GLOBALFOUNDRIES, Inc. *	780	40,786
Intel Corp.	126,021	5,493,255
Marvell Technology, Inc.	26,276	1,526,110
Microchip Technology, Inc.	2,684	174,997
Micron Technology, Inc.	30,112	2,053,337
MKS Instruments, Inc.	263	29,977
NXP Semiconductors N.V.	5,724	978,232
ON Semiconductor Corp. *	6,061	315,839
Qorvo, Inc. *	3,375	384,008
Skyworks Solutions, Inc.	2,715	307,610
Texas Instruments, Inc.	10,940	1,862,535
Wolfspeed, Inc. *	3,596	329,789
		15,389,334

Software & Services 4.2%
Accenture plc, Class A	3,887	1,167,499
Akamai Technologies, Inc. *	5,006	562,074
Amdocs Ltd.	3,835	305,611
ANSYS, Inc. *	1,590	438,347
Automatic Data Processing, Inc.	1,044	227,780
Black Knight, Inc. *	4,742	311,976
Bread Financial Holdings, Inc.	1,562	85,598
Broadridge Financial Solutions, Inc.	335	48,283
C3.ai, Inc., Class A *	1,341	22,784
CDK Global, Inc.	3,056	166,277
Ceridian HCM Holding, Inc. *	4,064	228,112
Citrix Systems, Inc.	2,472	247,447
Cloudflare, Inc., Class A *	460	39,624
Cognizant Technology Solutions Corp., Class A	16,411	1,327,650
Concentrix Corp.	1,308	205,984
Datto Holding Corp. *	750	26,025
Dolby Laboratories, Inc., Class A	1,991	154,243
Duck Creek Technologies, Inc. *	1,782	28,387

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
DXC Technology Co. *	7,564	217,087
Dynatrace, Inc. *	385	14,769
Euronet Worldwide, Inc. *	454	55,229
Fastly, Inc., Class A *	3,338	53,074
Fidelity National Information Services, Inc.	18,970	1,880,875
Fiserv, Inc. *	17,380	1,701,850
FleetCor Technologies, Inc. *	1,908	476,084
Genpact Ltd.	5,399	217,418
Global Payments, Inc.	8,819	1,208,027
GoDaddy, Inc., Class A *	4,699	379,726
Guidewire Software, Inc. *	2,602	226,218
Informatica, Inc., Class A *	261	5,079
International Business Machines Corp.	27,861	3,683,503
Jack Henry & Associates, Inc.	1,667	316,030
Jamf Holding Corp. *	287	8,840
Kyndryl Holdings, Inc. *	6,992	83,135
Mandiant, Inc. *	5,112	112,362
Manhattan Associates, Inc. *	925	120,759
N-Able, Inc. *	1,127	11,270
NCR Corp. *	2,585	90,552
NortonLifeLock, Inc.	12,596	315,404
Oracle Corp.	3,431	251,835
Paychex, Inc.	1,277	161,834
Paycor HCM, Inc. *	396	9,753
Paysafe Ltd *	11,591	32,223
Pegasystems, Inc.	61	4,672
Procore Technologies, Inc. *	508	28,179
Roper Technologies, Inc.	3,268	1,535,699
Salesforce, Inc. *	23,566	4,146,202
Snowflake, Inc., Class A *	376	64,461
SolarWinds Corp.	1,126	13,929
SS&C Technologies Holdings, Inc.	6,986	451,715
StoneCo Ltd., Class A *	406	3,824
Synopsys, Inc. *	1,734	497,294
Teradata Corp. *	482	19,931
The Western Union Co.	9,156	153,455
Thoughtworks Holding, Inc. *	906	16,770
Twilio, Inc., Class A *	3,738	417,983
Tyler Technologies, Inc. *	168	66,311
VeriSign, Inc. *	3,029	541,252
VMware, Inc., Class A	4,369	472,027
WEX, Inc. *	455	75,639
		25,735,980

Technology Hardware & Equipment 2.4%
Amphenol Corp., Class A	5,252	375,518
Arista Networks, Inc. *	800	92,456
Arrow Electronics, Inc. *	2,093	246,681
Avnet, Inc.	3,110	135,783
Ciena Corp. *	4,820	265,919
Cisco Systems, Inc.	131,763	6,453,752
Coherent, Inc. *	79	21,164
Corning, Inc.	15,700	552,483
Dell Technologies, Inc., Class C	4,320	203,083
F5, Inc. *	1,877	314,228
Hewlett Packard Enterprise Co.	40,470	623,643
HP, Inc.	22,047	807,582
IPG Photonics Corp. *	1,054	99,582
Jabil, Inc.	896	51,726
Juniper Networks, Inc.	9,953	313,718
Keysight Technologies, Inc. *	3,187	447,040
Littelfuse, Inc.	748	171,479
Lumentum Holdings, Inc. *	2,257	183,291
Motorola Solutions, Inc.	5,177	1,106,273
National Instruments Corp.	4,102	148,246
NetApp, Inc.	2,340	171,405
Pure Storage, Inc., Class A *	536	15,705
SECURITY	NUMBER OF SHARES	VALUE ($)
TD SYNNEX Corp.	1,298	129,917
Teledyne Technologies, Inc. *	1,431	617,548
Trimble, Inc. *	7,808	520,794
Ubiquiti, Inc.	19	5,363
ViaSat, Inc. *	2,176	80,098
Vontier Corp.	2,448	62,718
Western Digital Corp. *	9,725	516,106
Xerox Holdings Corp.	3,952	68,765
		14,802,066

Telecommunication Services 2.1%
AT&T, Inc.	222,747	4,201,008
Lumen Technologies, Inc.	31,792	319,827
T-Mobile US, Inc. *	18,370	2,262,082
Verizon Communications, Inc.	131,002	6,065,393
		12,848,310

Transportation 1.7%
Alaska Air Group, Inc. *	3,854	209,619
AMERCO	281	150,470
American Airlines Group, Inc. *	19,814	371,909
C.H. Robinson Worldwide, Inc.	3,229	342,758
Copa Holdings S.A., Class A *	996	75,069
CSX Corp.	68,912	2,366,438
Expeditors International of Washington, Inc.	1,413	139,986
FedEx Corp.	4,322	858,954
GXO Logistics, Inc. *	431	25,511
JB Hunt Transport Services, Inc.	293	50,059
JetBlue Airways Corp. *	9,943	109,472
Kirby Corp. *	1,870	121,924
Knight-Swift Transportation Holdings, Inc.	4,983	238,636
Landstar System, Inc.	134	20,757
Norfolk Southern Corp.	7,459	1,923,527
Old Dominion Freight Line, Inc.	251	70,310
Ryder System, Inc.	1,637	114,426
Schneider National, Inc., Class B	1,600	37,808
Southwest Airlines Co. *	18,375	858,480
TuSimple Holdings, Inc., Class A *	3,612	37,456
Uber Technologies, Inc. *	7,210	226,971
Union Pacific Corp.	7,375	1,727,889
United Airlines Holdings, Inc. *	10,078	508,939
XPO Logistics, Inc. *	416	22,377
		10,609,745

Utilities 5.5%
Alliant Energy Corp.	7,799	458,659
Ameren Corp.	7,916	735,396
American Electric Power Co., Inc.	15,593	1,545,422
American Water Works Co., Inc.	5,663	872,555
Atmos Energy Corp.	4,175	473,445
Avangrid, Inc.	1,788	79,298
Brookfield Renewable Corp., Class A	2,951	105,941
CenterPoint Energy, Inc.	18,474	565,489
CMS Energy Corp.	9,005	618,553
Consolidated Edison, Inc.	11,020	1,021,995
Constellation Energy Corp.	10,144	600,626
Dominion Energy, Inc.	25,103	2,049,409
DTE Energy Co.	6,002	786,502
Duke Energy Corp.	23,974	2,640,976
Edison International	11,615	798,996
Entergy Corp.	6,247	742,456
Essential Utilities, Inc.	7,192	321,914
Evergy, Inc.	7,120	483,092
Eversource Energy	10,699	935,093

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Exelon Corp.	30,401	1,422,159
FirstEnergy Corp.	16,941	733,715
Hawaiian Electric Industries, Inc.	3,273	134,553
IDACORP, Inc.	1,573	165,448
National Fuel Gas Co.	2,727	191,244
NextEra Energy, Inc.	61,144	4,342,447
NiSource, Inc.	12,231	356,167
NRG Energy, Inc.	4,114	147,693
OGE Energy Corp.	6,238	241,286
PG&E Corp. *	61,985	784,110
Pinnacle West Capital Corp.	3,521	250,695
PPL Corp.	23,420	663,020
Public Service Enterprise Group, Inc.	15,706	1,094,080
Sempra Energy	9,964	1,607,791
The AES Corp.	20,609	420,836
The Southern Co.	32,982	2,420,549
UGI Corp.	6,446	221,098
Vistra Corp.	14,933	373,624
WEC Energy Group, Inc.	9,839	984,392
Xcel Energy, Inc.	16,779	1,229,229
		33,619,953
Total Common Stocks (Cost $494,376,073)		610,727,385

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell 1000 Value ETF	4,100	641,363
Total Investment Companies (Cost $651,053)		641,363

SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29% (c)	4,477,945	4,477,945
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29% (c)(d)	330,582	330,582
		4,808,527
Total Short-Term Investments (Cost $4,808,527)		4,808,527
Total Investments in Securities (Cost $499,835,653)		616,177,275

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Value Index, e-mini, expires 06/17/22	12	922,140	(14,934)
S&P 500 Index, e-mini, expires 06/17/22	1	206,375	(3,275)
Net Unrealized Depreciation			(18,209)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $307,536.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/22	BALANCE OF SHARES HELD AT 4/30/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.5% OF NET ASSETS

Diversified Financials 0.5%
The Charles Schwab Corp.	$3,397,519	$523,896	($54,917)	($8,137)	($752,857)	$3,105,504	46,819	$16,124

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$610,727,385	$—	$—	$610,727,385
Investment Companies[1]	641,363	—	—	641,363
Short-Term Investments[1]	4,808,527	—	—	4,808,527
Liabilities
Futures Contracts[2]	(18,209)	—	—	(18,209)
Total	$616,159,066	$—	$—	$616,159,066

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $2,222,282)		$3,105,504
Investments in securities, at value - unaffiliated (cost $497,613,371) including securities on loan of $307,536		613,071,771
Deposit with broker for futures contracts		189,700
Receivables:
Fund shares sold		976,118
Dividends		671,105
Income from securities on loan	+	827
Total assets		618,015,025
Liabilities
Collateral held for securities on loan		330,582
Payables:
Investments bought		3,442,993
Fund shares redeemed		1,521,640
Variation margin on futures contracts		52,828
Investment adviser fees	+	19,106
Total liabilities		5,367,149
Net assets		$612,647,876
Net Assets by Source
Capital received from investors		$518,787,740
Total distributable earnings	+	93,860,136
Net assets		$612,647,876

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$612,647,876		12,480,544		$49.09

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - affiliated		$16,124
Dividends received from securities - unaffiliated (net of foreign withholding tax of $1,596)		6,125,526
Securities on loan, net	+	2,197
Total investment income		6,143,847
Expenses
Investment adviser fees		104,600
Total expenses	–	104,600
Net investment income		6,039,247
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(8,137)
Net realized losses on sales of securities - unaffiliated		(618,252)
Net realized losses on futures contracts	+	(122,761)
Net realized losses		(749,150)
Net change in unrealized appreciation (depreciation) on securities - affiliated		(752,857)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(30,355,938)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(34,327)
Net change in unrealized appreciation (depreciation)	+	(31,143,122)
Net realized and unrealized losses		(31,892,272)
Decrease in net assets resulting from operations		($25,853,025)

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$6,039,247	$9,554,564
Net realized gains (losses)		(749,150)	18,696,413
Net change in unrealized appreciation (depreciation)	+	(31,143,122)	125,598,537
Increase (decrease) in net assets resulting from operations		($25,853,025)	$153,849,514
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($27,740,131)	($7,759,956)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,600,223	$134,546,541	3,972,069	$193,635,977
Shares reinvested		416,349	21,312,908	129,214	5,614,330
Shares redeemed	+	(1,270,929)	(65,590,550)	(2,064,619)	(100,690,119)
Net transactions in fund shares		1,745,643	$90,268,899	2,036,664	$98,560,188
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,734,901	$575,972,133	8,698,237	$331,322,387
Total increase	+	1,745,643	36,675,743	2,036,664	244,649,746
End of period		12,480,544	$612,647,876	10,734,901	$575,972,133

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	12/20/17 [1]– 10/31/18
Per-Share Data
Net asset value at beginning of period	$64.44	$44.98	$44.29	$39.55	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.43	0.69	0.72	0.70	0.59
Net realized and unrealized gains (losses)	(8.29)	19.54	1.09	4.54	(1.04)
Total from investment operations	(7.86)	20.23	1.81	5.24	(0.45)
Less distributions:
Distributions from net investment income	(0.63)	(0.77)	(0.64)	(0.42)	—
Distributions from net realized gains	(1.22)	—	(0.48)	(0.08)	—
Total distributions	(1.85)	(0.77)	(1.12)	(0.50)	—
Net asset value at end of period	$54.73	$64.44	$44.98	$44.29	$39.55
Total return	(12.53%) [3]	45.35%	4.04%	13.61%	(1.13%) [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [4]	0.04%	0.04%	0.04% [5]	0.05% [4,6]
Net operating expenses	N/A	N/A	N/A	N/A	0.03% [4,6]
Net investment income (loss)	1.42% [4]	1.19%	1.69%	1.67%	1.65% [4]
Portfolio turnover rate	3% [3]	14%	29%	21%	15% [3]
Net assets, end of period (x 1,000,000)	$899	$891	$483	$357	$171

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective December 20, 2018, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended 10/31/19 is a blended ratio.
[6]	The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018. The ratio presented for period ended 10/31/18 is a blended ratio.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 0.6%
Aptiv plc *	24,143	2,568,815
BorgWarner, Inc.	21,422	788,972
Gentex Corp.	21,158	620,987
Harley-Davidson, Inc.	13,695	499,183
Lear Corp.	5,368	686,782
QuantumScape Corp. *	21,851	326,454
Thor Industries, Inc.	4,760	364,378
		5,855,571

Banks 3.4%
Bank of Hawaii Corp.	3,561	264,725
Bank OZK	10,624	408,174
BOK Financial Corp.	2,702	224,077
Citizens Financial Group, Inc.	44,044	1,735,334
Comerica, Inc.	11,722	960,032
Commerce Bancshares, Inc.	9,875	675,154
Cullen/Frost Bankers, Inc.	5,106	675,473
East West Bancorp, Inc.	12,622	899,949
F.N.B. Corp.	30,560	352,051
Fifth Third Bancorp	60,972	2,288,279
First Citizens BancShares, Inc., Class A	1,087	695,006
First Hawaiian, Inc.	11,384	268,776
First Horizon Corp.	47,316	1,058,932
First Republic Bank	15,931	2,377,224
Huntington Bancshares, Inc.	128,460	1,689,249
KeyCorp	83,010	1,602,923
M&T Bank Corp.	15,962	2,659,908
MGIC Investment Corp.	28,533	372,641
New York Community Bancorp, Inc.	40,369	373,010
PacWest Bancorp	10,369	341,036
Pinnacle Financial Partners, Inc.	6,645	515,320
Popular, Inc.	7,080	552,169
Prosperity Bancshares, Inc.	7,982	521,863
Regions Financial Corp.	86,002	1,781,962
Rocket Cos., Inc., Class A (a)	12,086	106,961
Signature Bank	5,489	1,329,710
SVB Financial Group *	5,064	2,469,409
Synovus Financial Corp.	12,984	539,355
TFS Financial Corp.	4,382	65,686
Umpqua Holdings Corp.	19,310	319,387
UWM Holdings Corp.	7,971	29,572
Webster Financial Corp.	15,959	797,790
Western Alliance Bancorp	9,289	706,986
Wintrust Financial Corp.	5,067	442,450
Zions Bancorp NA	13,357	754,804
		30,855,377

Capital Goods 9.2%
A.O. Smith Corp.	11,567	675,860
Acuity Brands, Inc.	3,093	533,481
Advanced Drainage Systems, Inc.	5,488	562,300
AECOM	11,960	843,898
SECURITY	NUMBER OF SHARES	VALUE ($)
AGCO Corp.	5,580	710,892
Air Lease Corp.	9,570	385,480
Allegion plc	8,029	917,233
Allison Transmission Holdings, Inc.	9,272	347,144
AMETEK, Inc.	20,628	2,604,491
Armstrong World Industries, Inc.	4,251	359,890
Axon Enterprise, Inc. *	5,802	650,984
Builders FirstSource, Inc. *	16,944	1,043,242
BWX Technologies, Inc.	8,234	427,509
Carlisle Cos., Inc.	4,593	1,191,241
Carrier Global Corp.	76,593	2,931,214
ChargePoint Holdings, Inc. *(a)	20,396	263,924
Core & Main, Inc., Class A *	4,996	118,705
Crane Co.	4,410	424,374
Cummins, Inc.	12,839	2,429,010
Curtiss-Wright Corp.	3,492	499,042
Donaldson Co., Inc.	11,045	541,647
Dover Corp.	12,837	1,711,172
Esab Corp. *	4,110	193,170
Fastenal Co.	51,336	2,839,394
Flowserve Corp.	11,630	380,417
Fluence Energy, Inc. *	3,177	29,133
Fortive Corp.	29,226	1,680,495
Fortune Brands Home & Security, Inc.	12,101	862,196
Gates Industrial Corp. plc *	8,528	108,732
Generac Holdings, Inc. *	5,486	1,203,519
Graco, Inc.	15,015	931,230
Hayward Holdings, Inc. *	4,398	69,928
HEICO Corp.	3,994	564,073
HEICO Corp., Class A	7,051	822,429
Hexcel Corp.	7,473	406,232
Howmet Aerospace, Inc.	34,029	1,161,069
Hubbell, Inc.	4,842	945,933
Huntington Ingalls Industries, Inc.	3,523	749,483
IDEX Corp.	6,792	1,289,257
Ingersoll Rand, Inc.	35,189	1,546,908
ITT, Inc.	7,705	541,045
Lennox International, Inc.	2,950	628,911
Lincoln Electric Holdings, Inc.	5,134	691,704
Masco Corp.	21,392	1,127,144
MasTec, Inc. *	5,163	371,788
MDU Resources Group, Inc.	18,023	464,272
Mercury Systems, Inc. *	5,008	279,396
MSC Industrial Direct Co., Inc., Class A	4,012	332,434
Nordson Corp.	5,192	1,119,862
nVent Electric plc	14,893	503,086
Oshkosh Corp.	5,931	548,262
Otis Worldwide Corp.	38,064	2,772,582
Owens Corning	8,964	815,097
PACCAR, Inc.	30,485	2,531,779
Parker-Hannifin Corp.	11,509	3,116,867
Pentair plc	14,786	750,390
Plug Power, Inc. *	45,768	962,043
Quanta Services, Inc.	12,655	1,467,727
Regal Rexnord Corp.	6,032	767,512
Rockwell Automation, Inc.	10,386	2,624,231
Sensata Technologies Holding plc *	13,914	631,835
Shoals Technologies Group, Inc., Class A *	9,257	92,385

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SiteOne Landscape Supply, Inc. *	3,942	555,940
Snap-on, Inc.	4,718	1,002,528
Spirit AeroSystems Holdings, Inc., Class A	9,365	393,705
Stanley Black & Decker, Inc.	14,440	1,734,966
Sunrun, Inc. *	18,098	361,598
Textron, Inc.	19,709	1,364,848
The AZEK Co., Inc. *	10,067	213,823
The Middleby Corp. *	4,926	758,062
The Timken Co.	5,742	330,969
The Toro Co.	9,366	750,498
Trane Technologies plc	20,854	2,917,266
TransDigm Group, Inc. *	4,690	2,789,659
Trex Co., Inc. *	10,349	602,208
United Rentals, Inc. *	6,469	2,047,568
Univar Solutions, Inc. *	14,961	435,664
Valmont Industries, Inc.	1,865	464,031
Vertiv Holdings Co.	28,740	360,112
Virgin Galactic Holdings, Inc. *(a)	15,924	119,271
W.W. Grainger, Inc.	4,110	2,055,123
Watsco, Inc.	2,922	779,531
Westinghouse Air Brake Technologies Corp.	16,034	1,441,617
Woodward, Inc.	5,516	609,408
Xylem, Inc.	16,013	1,289,047
		82,474,125

Commercial & Professional Services 3.1%
Booz Allen Hamilton Holding Corp.	11,744	958,663
CACI International, Inc., Class A *	2,079	551,559
Cintas Corp.	7,815	3,104,587
Clarivate plc *	41,620	652,602
Clean Harbors, Inc. *	4,528	475,123
Copart, Inc. *	18,702	2,125,482
CoStar Group, Inc. *	35,044	2,229,499
Driven Brands Holdings, Inc. *	4,765	132,896
Dun & Bradstreet Holdings, Inc. *	14,359	226,729
Equifax, Inc.	10,839	2,205,953
FTI Consulting, Inc. *	2,999	472,972
IAA, Inc. *	12,061	442,036
Jacobs Engineering Group, Inc.	11,560	1,601,638
LegalZoom.com, Inc. *	8,467	121,501
Leidos Holdings, Inc.	12,626	1,306,917
ManpowerGroup, Inc.	4,857	438,101
MSA Safety, Inc.	3,278	395,622
Nielsen Holdings plc	31,968	857,062
Republic Services, Inc.	18,797	2,523,873
Robert Half International, Inc.	9,699	953,509
Rollins, Inc.	20,267	679,755
Science Applications International Corp.	5,085	423,225
Stericycle, Inc. *	8,179	410,504
TransUnion	17,122	1,498,517
Verisk Analytics, Inc.	14,200	2,897,510
		27,685,835

Consumer Durables & Apparel 2.8%
Brunswick Corp.	6,882	520,348
Capri Holdings Ltd. *	12,907	615,664
Carter's, Inc.	3,701	311,772
Columbia Sportswear Co.	3,506	288,053
D.R. Horton, Inc.	29,386	2,044,972
Deckers Outdoor Corp. *	2,412	640,989
Garmin Ltd.	13,542	1,486,099
Hanesbrands, Inc.	31,026	411,405
Hasbro, Inc.	11,440	1,007,406
Leggett & Platt, Inc.	11,889	423,605
Lennar Corp., Class A	23,014	1,760,341
Lennar Corp., Class B	1,400	91,280
SECURITY	NUMBER OF SHARES	VALUE ($)
Lululemon Athletica, Inc. *	10,204	3,618,644
Mattel, Inc. *	31,185	758,107
Mohawk Industries, Inc. *	4,915	693,310
Newell Brands, Inc.	34,015	787,447
NVR, Inc. *	280	1,225,339
Peloton Interactive, Inc., Class A *	26,629	467,605
Polaris, Inc.	5,104	484,574
PulteGroup, Inc.	22,154	925,151
PVH Corp.	6,233	453,638
Ralph Lauren Corp.	4,060	423,620
Skechers U.S.A., Inc., Class A *	11,779	451,136
Tapestry, Inc.	23,629	777,867
Tempur Sealy International, Inc.	15,908	431,266
Toll Brothers, Inc.	9,753	452,247
TopBuild Corp. *	2,950	534,363
Under Armour, Inc., Class A *	16,814	258,263
Under Armour, Inc., Class C *	18,315	259,890
VF Corp.	28,967	1,506,284
Whirlpool Corp.	5,130	931,198
YETI Holdings, Inc. *	7,652	373,953
		25,415,836

Consumer Services 3.9%
ADT, Inc.	14,299	97,948
Aramark	20,718	751,028
Boyd Gaming Corp.	7,340	444,657
Bright Horizons Family Solutions, Inc. *	5,374	613,926
Caesars Entertainment, Inc. *	18,240	1,208,947
Carnival Corp. *	77,202	1,335,595
Chegg, Inc. *	12,091	299,131
Chipotle Mexican Grill, Inc. *	2,511	3,655,037
Choice Hotels International, Inc.	3,114	437,392
Churchill Downs, Inc.	3,297	669,093
Darden Restaurants, Inc.	11,355	1,495,794
Domino’s Pizza, Inc.	3,243	1,096,134
DraftKings, Inc., Class A *	27,506	376,282
Expedia Group, Inc. *	12,971	2,266,682
Frontdoor, Inc. *	7,626	235,720
Grand Canyon Education, Inc. *	3,545	340,214
H&R Block, Inc.	14,724	383,855
Hilton Worldwide Holdings, Inc. *	24,512	3,806,468
Hyatt Hotels Corp., Class A *	4,422	419,913
Marriott Vacations Worldwide Corp.	3,723	555,956
MGM Resorts International	33,769	1,385,880
Mister Car Wash, Inc. *	6,866	98,870
Norwegian Cruise Line Holdings Ltd. *	33,027	661,531
Penn National Gaming, Inc. *	14,725	538,493
Planet Fitness, Inc., Class A *	7,449	596,143
Royal Caribbean Cruises Ltd. *	19,605	1,523,897
Service Corp. International	14,347	941,307
Six Flags Entertainment Corp. *	6,903	264,178
Terminix Global Holdings, Inc. *	10,838	497,356
The Wendy's Co.	15,931	314,797
Travel & Leisure Co.	7,578	420,427
Vail Resorts, Inc.	3,570	907,351
Wyndham Hotels & Resorts, Inc.	8,199	721,184
Wynn Resorts Ltd. *	9,450	666,036
Yum China Holdings, Inc.	38,324	1,601,943
Yum! Brands, Inc.	25,891	3,029,506
		34,658,671

Diversified Financials 4.8%
Affiliated Managers Group, Inc.	3,624	455,066
AGNC Investment Corp.	46,873	514,666
Ally Financial, Inc.	30,206	1,207,032
Ameriprise Financial, Inc.	10,007	2,656,758

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Annaly Capital Management, Inc.	126,312	810,923
Apollo Global Management, Inc.	32,991	1,641,632
Ares Management Corp., Class A	12,701	841,060
Cboe Global Markets, Inc.	9,511	1,074,553
Credit Acceptance Corp. *	703	360,287
Discover Financial Services	25,749	2,895,732
Equitable Holdings, Inc.	31,334	903,359
Evercore, Inc., Class A	3,406	360,184
FactSet Research Systems, Inc.	3,391	1,368,235
Franklin Resources, Inc.	25,860	635,897
Interactive Brokers Group, Inc., Class A	7,180	427,641
Invesco Ltd.	29,825	548,183
Janus Henderson Group plc	15,119	460,827
Jefferies Financial Group, Inc.	19,156	589,239
KKR & Co., Inc.	49,769	2,536,726
Lazard Ltd., Class A	8,947	293,193
LPL Financial Holdings, Inc.	7,120	1,337,634
MarketAxess Holdings, Inc.	3,341	880,721
Morningstar, Inc.	2,092	529,757
MSCI, Inc.	7,074	2,979,922
Nasdaq, Inc.	10,407	1,637,750
New Residential Investment Corp.	38,694	402,418
Northern Trust Corp.	18,365	1,892,513
OneMain Holdings, Inc.	9,776	449,012
Raymond James Financial, Inc.	16,517	1,609,747
SEI Investments Co.	9,554	532,349
SLM Corp.	24,886	416,343
Starwood Property Trust, Inc.	25,902	592,638
State Street Corp.	32,654	2,186,838
Stifel Financial Corp.	9,123	564,258
Synchrony Financial	46,525	1,712,585
T. Rowe Price Group, Inc.	20,365	2,505,710
The Carlyle Group, Inc.	14,515	526,749
Tradeweb Markets, Inc., Class A	9,385	668,118
Upstart Holdings, Inc. *(a)	4,298	322,436
Virtu Financial, Inc., Class A	7,852	226,766
Voya Financial, Inc.	9,861	622,624
		43,178,081

Energy 6.0%
Antero Midstream Corp.	29,898	307,053
APA Corp.	32,423	1,327,073
Baker Hughes Co.	65,938	2,045,397
Cheniere Energy, Inc.	20,955	2,845,899
Continental Resources, Inc.	5,816	323,195
Coterra Energy, Inc.	71,209	2,050,107
Devon Energy Corp.	60,316	3,508,582
Diamondback Energy, Inc.	16,157	2,039,498
DTE Midstream LLC *	8,631	463,916
EQT Corp.	27,228	1,082,313
Halliburton Co.	79,278	2,823,882
Hess Corp.	24,811	2,557,270
HF Sinclair Corp. *	13,381	508,746
Marathon Oil Corp.	69,271	1,726,233
Marathon Petroleum Corp.	55,021	4,801,133
New Fortress Energy, Inc.	2,357	91,404
NOV, Inc.	34,841	631,667
Occidental Petroleum Corp.	75,612	4,165,465
ONEOK, Inc.	39,688	2,513,441
Phillips 66	41,804	3,626,915
Pioneer Natural Resources Co.	19,311	4,489,228
Targa Resources Corp.	20,153	1,479,432
Texas Pacific Land Corp.	526	718,832
The Williams Cos., Inc.	108,769	3,729,689
Valero Energy Corp.	36,532	4,072,587
		53,928,957

SECURITY	NUMBER OF SHARES	VALUE ($)
Food & Staples Retailing 0.6%
Albertsons Cos., Inc., Class A	14,529	454,467
Casey's General Stores, Inc.	3,295	663,283
Grocery Outlet Holding Corp. *	7,837	263,872
The Kroger Co.	65,408	3,529,416
U.S. Foods Holding Corp. *	19,751	743,033
		5,654,071

Food, Beverage & Tobacco 3.0%
Archer-Daniels-Midland Co.	49,818	4,461,700
Beyond Meat, Inc. *(a)	5,140	189,563
Brown-Forman Corp., Class A	4,039	252,114
Brown-Forman Corp., Class B	16,434	1,108,309
Bunge Ltd.	12,289	1,390,132
Campbell Soup Co.	17,448	823,895
Conagra Brands, Inc.	41,902	1,463,637
Darling Ingredients, Inc. *	14,451	1,060,559
Flowers Foods, Inc.	16,757	444,396
Freshpet, Inc. *	3,650	340,727
Hormel Foods Corp.	25,297	1,325,310
Ingredion, Inc.	5,994	510,149
Kellogg Co.	22,515	1,542,277
Lamb Weston Holdings, Inc.	13,055	862,935
McCormick & Co., Inc. - Non Voting Shares	22,319	2,244,622
Molson Coors Beverage Co., Class B	15,963	864,237
Pilgrim's Pride Corp. *	4,304	122,018
Post Holdings, Inc. *	5,126	381,323
Seaboard Corp.	23	97,175
The Boston Beer Co., Inc., Class A *	834	312,750
The Hain Celestial Group, Inc. *	7,896	264,832
The Hershey Co.	13,089	2,955,104
The JM Smucker Co.	9,383	1,284,814
Tyson Foods, Inc., Class A	25,693	2,393,560
		26,696,138

Health Care Equipment & Services 5.6%
ABIOMED, Inc. *	3,964	1,136,003
Acadia Healthcare Co., Inc. *	7,907	536,727
agilon health, Inc. *	14,927	265,253
Amedisys, Inc. *	2,867	365,973
AmerisourceBergen Corp.	13,284	2,009,736
Cardinal Health, Inc.	24,811	1,440,279
Cerner Corp.	26,152	2,448,873
Certara, Inc. *	10,127	185,830
Change Healthcare, Inc. *	22,378	527,226
Chemed Corp.	1,346	661,411
DaVita, Inc. *	5,682	615,758
Definitive Healthcare Corp. *	1,764	41,719
Dentsply Sirona, Inc.	19,435	777,206
DexCom, Inc. *	8,625	3,524,002
Encompass Health Corp.	8,728	600,748
Enovis Corp. *	4,110	266,616
Envista Holdings Corp. *	14,384	569,894
Figs, Inc., Class A *	6,807	106,598
Globus Medical, Inc., Class A *	7,006	463,937
Guardant Health, Inc. *	8,031	495,513
Henry Schein, Inc. *	12,415	1,006,856
Hologic, Inc. *	22,132	1,593,283
ICU Medical, Inc. *	1,780	380,902
IDEXX Laboratories, Inc. *	7,571	3,259,164
Insulet Corp. *	5,914	1,413,387
Integra LifeSciences Holdings Corp. *	6,462	395,216
Laboratory Corp. of America Holdings *	8,331	2,001,773
Masimo Corp. *	4,474	505,428
McKesson Corp.	13,426	4,156,824

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Molina Healthcare, Inc. *	5,158	1,616,775
Novocure Ltd. *	9,155	701,090
Oak Street Health, Inc. *	8,801	159,210
Penumbra, Inc. *	3,093	533,728
Premier, Inc., Class A	10,592	383,536
Quest Diagnostics, Inc.	10,906	1,459,659
Quidel Corp. *	3,288	330,839
ResMed, Inc.	12,872	2,574,014
Signify Health, Inc., Class A *	5,707	78,757
STERIS plc	7,632	1,709,950
Tandem Diabetes Care, Inc. *	5,536	534,113
Teladoc Health, Inc. *	13,516	456,300
Teleflex, Inc.	4,181	1,194,177
The Cooper Cos., Inc.	4,329	1,562,942
Universal Health Services, Inc., Class B	6,357	778,923
Veeva Systems, Inc., Class A *	12,397	2,255,634
Zimmer Biomet Holdings, Inc.	18,676	2,255,127
Zimvie, Inc. *	1,884	42,390
		50,379,299

Household & Personal Products 0.5%
Church & Dwight Co., Inc.	21,660	2,113,149
Coty, Inc., Class A *	31,315	253,965
Herbalife Nutrition Ltd. *	9,098	241,825
Olaplex Holdings, Inc. *	7,285	107,089
Reynolds Consumer Products, Inc.	4,820	142,624
Spectrum Brands Holdings, Inc.	3,581	304,636
The Clorox Co.	10,992	1,577,022
		4,740,310

Insurance 4.1%
Aflac, Inc.	57,650	3,302,192
Alleghany Corp. *	1,188	993,762
American Financial Group, Inc.	6,064	839,743
Arch Capital Group Ltd. *	33,254	1,518,710
Arthur J. Gallagher & Co.	18,326	3,087,748
Assurant, Inc.	5,081	924,132
Assured Guaranty Ltd.	6,022	332,113
Axis Capital Holdings Ltd.	6,924	396,953
Brighthouse Financial, Inc. *	6,927	355,771
Brown & Brown, Inc.	20,969	1,299,659
Cincinnati Financial Corp.	13,400	1,643,644
CNA Financial Corp.	2,487	117,983
Erie Indemnity Co., Class A	2,244	359,668
Everest Re Group Ltd.	3,476	954,892
Fidelity National Financial, Inc.	24,395	971,409
First American Financial Corp.	9,521	555,169
Globe Life, Inc.	8,955	878,306
GoHealth, Inc., Class A *	3,811	2,848
Kemper Corp.	5,376	248,156
Lemonade, Inc. *(a)	3,401	70,945
Lincoln National Corp.	16,084	967,453
Loews Corp.	18,703	1,175,297
Markel Corp. *	1,209	1,636,116
Mercury General Corp.	2,394	120,729
Old Republic International Corp.	25,030	550,910
Primerica, Inc.	3,504	453,978
Principal Financial Group, Inc.	23,082	1,572,807
Prudential Financial, Inc.	33,852	3,673,281
Reinsurance Group of America, Inc.	5,994	643,276
RenaissanceRe Holdings Ltd.	3,892	558,580
The Hanover Insurance Group, Inc.	3,193	468,796
The Hartford Financial Services Group, Inc.	29,920	2,092,306
Unum Group	18,221	556,105
W.R. Berkley Corp.	18,520	1,231,395
White Mountains Insurance Group Ltd.	263	275,629
SECURITY	NUMBER OF SHARES	VALUE ($)
Willis Towers Watson plc	11,101	2,385,161
		37,215,622

Materials 6.3%
Albemarle Corp.	10,399	2,005,239
Alcoa Corp.	16,467	1,116,463
Amcor plc	135,325	1,604,954
AptarGroup, Inc.	5,873	674,397
Ardagh Metal Packaging S.A. *	9,857	70,280
Ashland Global Holdings, Inc.	4,606	483,492
Avery Dennison Corp.	7,403	1,336,982
Axalta Coating Systems Ltd. *	18,227	462,419
Ball Corp.	28,376	2,302,996
Berry Global Group, Inc. *	12,077	680,539
Celanese Corp.	9,742	1,431,489
CF Industries Holdings, Inc.	19,126	1,851,971
Cleveland-Cliffs, Inc. *	39,923	1,017,637
Corteva, Inc.	65,305	3,767,445
Crown Holdings, Inc.	10,997	1,210,110
Diversey Holdings Ltd. *	6,696	51,827
Eagle Materials, Inc.	3,459	426,564
Eastman Chemical Co.	11,978	1,229,781
Element Solutions, Inc.	20,694	426,710
FMC Corp.	11,335	1,502,341
Graphic Packaging Holding Co.	25,241	550,254
Huntsman Corp.	18,543	628,051
International Flavors & Fragrances, Inc.	22,794	2,764,912
International Paper Co.	34,610	1,601,751
Louisiana-Pacific Corp.	7,846	506,224
LyondellBasell Industries N.V., Class A	23,242	2,464,349
Martin Marietta Materials, Inc.	5,563	1,970,526
NewMarket Corp.	565	183,405
Nucor Corp.	24,369	3,771,834
Olin Corp.	12,664	726,914
Packaging Corp. of America	8,384	1,351,249
PPG Industries, Inc.	21,180	2,710,828
Reliance Steel & Aluminum Co.	5,571	1,104,451
Royal Gold, Inc.	5,860	764,613
RPM International, Inc.	11,419	946,635
Sealed Air Corp.	13,237	849,948
Silgan Holdings, Inc.	7,488	332,242
Sonoco Products Co.	8,770	542,951
Steel Dynamics, Inc.	16,860	1,445,745
Sylvamo Corp. *	3,157	140,960
The Chemours Co.	14,230	470,586
The Mosaic Co.	33,197	2,072,157
The Scotts Miracle-Gro Co.	3,671	381,527
United States Steel Corp.	23,136	705,417
Valvoline, Inc.	16,196	489,605
Vulcan Materials Co.	11,828	2,037,846
Westlake Corp.	2,965	375,221
WestRock Co.	23,257	1,151,919
		56,695,756

Media & Entertainment 3.4%
Altice USA, Inc., Class A *	18,709	173,619
Cable One, Inc.	483	563,275
DISH Network Corp., Class A *	22,219	633,464
Fox Corp., Class A	27,851	998,180
Fox Corp., Class B	13,268	441,028
IAC/InterActiveCorp. *	6,837	566,651
Liberty Broadband Corp., Class A *	2,082	224,148
Liberty Broadband Corp., Class C *	12,629	1,412,175
Liberty Media Corp. - Liberty Formula One, Class A *	2,144	123,108

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Liberty Media Corp. - Liberty Formula One, Class C *	17,728	1,104,986
Liberty Media Corp. - Liberty SiriusXM, Class A *	8,311	347,649
Liberty Media Corp. - Liberty SiriusXM, Class C *	14,293	598,591
Live Nation Entertainment, Inc. *	12,337	1,293,904
Loyalty Ventures, Inc. *	1,729	22,114
Madison Square Garden Sports Corp. *	1,688	273,642
Match Group, Inc. *	25,282	2,001,070
News Corp., Class A	34,965	694,405
News Corp., Class B	10,727	213,575
Nexstar Media Group, Inc., Class A	3,521	557,797
Omnicom Group, Inc.	18,520	1,409,928
Paramount Global, Class A	697	21,990
Paramount Global, Class B	52,194	1,519,889
Pinterest, Inc., Class A *	50,892	1,044,304
Playtika Holding Corp. *	9,274	163,037
Roku, Inc. *	10,534	978,609
Sirius XM Holdings, Inc. (a)	77,788	466,728
Skillz, Inc. *	27,395	56,160
Spotify Technology S.A. *	12,350	1,255,377
Take-Two Interactive Software, Inc. *	10,224	1,221,870
The Interpublic Group of Cos., Inc.	35,060	1,143,657
The New York Times Co., Class A	14,758	565,527
TripAdvisor, Inc. *	8,846	227,077
Twitter, Inc. *	69,791	3,421,155
Vimeo, Inc. *	12,911	131,563
Warner Bros Discovery, Inc. *	197,702	3,588,291
World Wrestling Entertainment, Inc., Class A	3,860	225,385
Zynga, Inc., Class A *	91,910	760,096
		30,444,024

Pharmaceuticals, Biotechnology & Life Sciences 4.9%
10X Genomics, Inc., Class A *	7,560	361,066
Adaptive Biotechnologies Corp. *	9,834	81,131
Agilent Technologies, Inc.	26,834	3,200,491
Alnylam Pharmaceuticals, Inc. *	10,728	1,431,437
Avantor, Inc. *	53,859	1,717,025
Azenta, Inc.	6,546	490,688
BioMarin Pharmaceutical, Inc. *	16,314	1,327,144
Bio-Rad Laboratories, Inc., Class A *	1,897	971,378
Bio-Techne Corp.	3,498	1,328,156
Bruker Corp.	9,148	525,919
Catalent, Inc. *	15,217	1,378,052
Charles River Laboratories International, Inc. *	4,456	1,076,169
CureVac N.V. *(a)	4,735	80,921
Elanco Animal Health, Inc. *	39,811	1,007,616
Exact Sciences Corp. *	15,459	851,018
Exelixis, Inc. *	27,677	618,304
Horizon Therapeutics plc *	19,524	1,924,285
Incyte Corp. *	16,522	1,238,489
Ionis Pharmaceuticals, Inc. *	12,540	460,970
Iovance Biotherapeutics, Inc. *	13,387	202,813
IQVIA Holdings, Inc. *	17,063	3,719,563
Jazz Pharmaceuticals plc *	5,358	858,459
Maravai LifeSciences Holdings, Inc., Class A *	9,814	301,584
Mettler-Toledo International, Inc. *	2,028	2,590,831
Mirati Therapeutics, Inc. *	3,750	231,712
Natera, Inc. *	7,468	262,276
Nektar Therapeutics *	16,001	66,084
Neurocrine Biosciences, Inc. *	8,364	753,011
Novavax, Inc. *	6,741	303,817
SECURITY	NUMBER OF SHARES	VALUE ($)
Organon & Co.	22,685	733,406
PerkinElmer, Inc.	11,281	1,653,907
Perrigo Co., plc	11,942	409,611
QIAGEN N.V. *	20,297	920,875
Repligen Corp. *	4,894	769,533
Royalty Pharma plc, Class A	29,085	1,238,439
Sage Therapeutics, Inc. *	4,612	145,370
Sarepta Therapeutics, Inc. *	7,448	538,639
Seagen, Inc. *	12,075	1,581,946
Sotera Health Co. *	8,947	182,340
Syneos Health, Inc. *	9,097	664,900
Ultragenyx Pharmaceutical, Inc. *	5,822	411,557
United Therapeutics Corp. *	3,946	700,652
Viatris, Inc.	108,103	1,116,704
Waters Corp. *	5,409	1,639,035
West Pharmaceutical Services, Inc.	6,574	2,071,204
		44,138,527

Real Estate 8.8%
Alexandria Real Estate Equities, Inc.	14,896	2,713,455
American Campus Communities, Inc.	12,242	791,690
American Homes 4 Rent, Class A	26,329	1,042,892
Americold Realty Trust	23,850	629,163
Apartment Income REIT Corp.	13,973	687,052
AvalonBay Communities, Inc.	12,471	2,836,903
Boston Properties, Inc.	13,964	1,642,166
Brixmor Property Group, Inc.	26,470	671,809
Camden Property Trust	8,841	1,387,065
CBRE Group, Inc., Class A *	29,873	2,480,654
Cousins Properties, Inc.	13,251	475,711
CubeSmart	19,494	926,160
Douglas Emmett, Inc.	14,875	438,218
Duke Realty Corp.	34,005	1,861,774
EPR Properties	6,617	347,525
Equity LifeStyle Properties, Inc.	15,824	1,222,879
Equity Residential	32,972	2,687,218
Essex Property Trust, Inc.	5,797	1,908,778
Extra Space Storage, Inc.	11,731	2,228,890
Federal Realty Investment Trust	6,977	816,728
First Industrial Realty Trust, Inc.	11,503	667,174
Gaming & Leisure Properties, Inc.	20,838	924,790
Healthcare Trust of America, Inc., Class A	19,455	592,599
Healthpeak Properties, Inc.	48,219	1,582,065
Highwoods Properties, Inc.	9,187	375,197
Host Hotels & Resorts, Inc.	63,233	1,286,792
Hudson Pacific Properties, Inc.	13,252	308,507
Invitation Homes, Inc.	53,387	2,125,870
Iron Mountain, Inc.	25,624	1,376,778
JBG SMITH Properties	10,925	287,983
Jones Lang LaSalle, Inc. *	4,517	988,003
Kilroy Realty Corp.	10,380	726,600
Kimco Realty Corp.	51,957	1,316,071
Lamar Advertising Co., Class A	7,706	850,819
Life Storage, Inc.	7,286	965,322
Medical Properties Trust, Inc.	52,851	971,930
Mid-America Apartment Communities, Inc.	10,320	2,029,738
National Retail Properties, Inc.	15,618	684,693
Omega Healthcare Investors, Inc.	21,338	543,692
Opendoor Technologies, Inc. *	40,764	284,940
Orion Office REIT, Inc.	5,099	68,429
Park Hotels & Resorts, Inc.	20,992	413,752
Rayonier, Inc.	12,710	549,072
Realty Income Corp.	50,602	3,509,755
Regency Centers Corp.	15,102	1,039,471
Rexford Industrial Realty, Inc.	14,371	1,121,513
SBA Communications Corp.	9,691	3,363,843
Simon Property Group, Inc.	29,182	3,443,476

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SL Green Realty Corp.	6,051	418,850
Spirit Realty Capital, Inc.	11,384	494,635
STORE Capital Corp.	21,843	620,996
Sun Communities, Inc.	10,246	1,798,890
The Howard Hughes Corp. *	3,710	372,076
UDR, Inc.	28,311	1,506,428
Ventas, Inc.	35,646	1,980,135
VICI Properties, Inc.	75,298	2,244,633
Vornado Realty Trust	15,690	607,360
Welltower, Inc.	38,960	3,537,958
Weyerhaeuser Co.	67,032	2,763,059
WP Carey, Inc.	16,903	1,365,255
Zillow Group, Inc., Class A *	5,312	205,309
Zillow Group, Inc., Class C *	14,895	593,119
		78,704,307

Retailing 4.0%
Advance Auto Parts, Inc.	5,573	1,112,538
AutoNation, Inc. *	3,696	428,403
AutoZone, Inc. *	1,844	3,605,887
Bath & Body Works, Inc.	21,237	1,123,225
Best Buy Co., Inc.	21,488	1,932,416
Burlington Stores, Inc. *	5,934	1,207,925
CarMax, Inc. *	14,586	1,251,187
Carvana Co. *	7,778	450,813
Dick's Sporting Goods, Inc.	5,395	520,186
Dollar Tree, Inc. *	19,918	3,235,679
DoorDash, Inc., Class A *	13,107	1,067,303
Etsy, Inc. *	11,329	1,055,749
Five Below, Inc. *	4,927	774,032
Floor & Decor Holdings, Inc., Class A *	9,101	725,532
Foot Locker, Inc.	7,826	229,380
GameStop Corp., Class A *(a)	5,743	718,277
Genuine Parts Co.	12,458	1,620,163
Kohl's Corp.	12,352	714,934
Leslie's, Inc. *	14,166	277,654
Lithia Motors, Inc.	2,630	744,632
LKQ Corp.	24,329	1,207,448
Nordstrom, Inc.	9,902	254,481
Ollie's Bargain Outlet Holdings, Inc. *	5,637	270,858
O'Reilly Automotive, Inc. *	5,960	3,615,038
Penske Automotive Group, Inc.	2,760	289,303
Petco Health & Wellness Co., Inc. *	4,920	94,759
Pool Corp.	3,482	1,410,976
Qurate Retail, Inc., Class A	32,241	135,735
RH *	1,564	525,692
The Gap, Inc.	18,041	224,069
Tractor Supply Co.	10,156	2,045,926
Ulta Beauty, Inc. *	4,702	1,865,753
Victoria's Secret & Co. *	6,681	314,809
Vroom, Inc. *	10,660	16,630
Wayfair, Inc., Class A *	6,813	524,192
Williams-Sonoma, Inc.	6,490	846,815
		36,438,399

Semiconductors & Semiconductor Equipment 2.5%
Allegro MicroSystems, Inc. *	3,581	87,054
Cirrus Logic, Inc. *	5,089	385,746
Enphase Energy, Inc. *	11,644	1,879,342
Entegris, Inc.	12,041	1,341,247
First Solar, Inc. *	9,479	692,251
GLOBALFOUNDRIES, Inc. *(a)	4,688	245,136
Marvell Technology, Inc.	75,458	4,382,601
Microchip Technology, Inc.	48,748	3,178,370
MKS Instruments, Inc.	4,944	563,517
Monolithic Power Systems, Inc.	4,055	1,590,533
SECURITY	NUMBER OF SHARES	VALUE ($)
ON Semiconductor Corp. *	37,873	1,973,562
Qorvo, Inc. *	9,676	1,100,935
Skyworks Solutions, Inc.	14,754	1,671,628
Teradyne, Inc.	14,574	1,536,974
Universal Display Corp.	3,870	494,315
Wolfspeed, Inc. *	10,314	945,897
		22,069,108

Software & Services 10.1%
Akamai Technologies, Inc. *	14,379	1,614,474
Alteryx, Inc., Class A *	5,257	337,499
Amdocs Ltd.	10,995	876,192
Anaplan, Inc. *	12,825	833,497
ANSYS, Inc. *	7,792	2,148,177
Aspen Technology, Inc. *	5,976	947,435
Avalara, Inc. *	7,660	582,696
Bentley Systems, Inc., Class B	12,340	523,093
Bill.com Holdings, Inc. *	8,353	1,425,941
Black Knight, Inc. *	13,593	894,283
Bread Financial Holdings, Inc.	4,467	244,792
Broadridge Financial Solutions, Inc.	10,344	1,490,881
C3.ai, Inc., Class A *	5,411	91,933
Cadence Design Systems, Inc. *	24,588	3,709,100
CDK Global, Inc.	10,452	568,693
Ceridian HCM Holding, Inc. *	11,714	657,507
Citrix Systems, Inc.	11,077	1,108,808
Cloudflare, Inc., Class A *	23,435	2,018,691
Concentrix Corp.	3,767	593,227
Coupa Software, Inc. *	6,659	574,672
Crowdstrike Holdings, Inc., Class A *	17,836	3,545,083
Datadog, Inc., Class A *	22,757	2,748,590
Datto Holding Corp. *	2,127	73,807
DocuSign, Inc. *	17,255	1,397,655
Dolby Laboratories, Inc., Class A	5,742	444,833
DoubleVerify Holdings, Inc. *	5,184	112,752
Dropbox, Inc., Class A *	26,564	577,767
Duck Creek Technologies, Inc. *	6,865	109,359
DXC Technology Co. *	21,792	625,430
Dynatrace, Inc. *	17,795	682,616
Elastic N.V. *	6,701	510,214
EPAM Systems, Inc. *	4,814	1,275,662
Euronet Worldwide, Inc. *	4,528	550,831
Everbridge, Inc. *	3,513	151,410
Fair Isaac Corp. *	2,278	850,856
Fastly, Inc., Class A *	9,391	149,317
Five9, Inc. *	6,034	664,343
FleetCor Technologies, Inc. *	7,104	1,772,590
Fortinet, Inc. *	11,981	3,462,629
Gartner, Inc. *	7,156	2,079,176
Genpact Ltd.	16,377	659,502
Globant S.A. *	3,615	780,804
GoDaddy, Inc., Class A *	15,015	1,213,362
Guidewire Software, Inc. *	7,502	652,224
HubSpot, Inc. *	4,031	1,529,482
Informatica, Inc., Class A *	3,038	59,119
Jack Henry & Associates, Inc.	6,475	1,227,531
Jamf Holding Corp. *	4,747	146,208
Mandiant, Inc. *	20,960	460,701
Manhattan Associates, Inc. *	5,660	738,913
MongoDB, Inc. *	5,679	2,015,647
N-Able, Inc. *	3,633	36,330
nCino, Inc. *	4,988	187,000
NCR Corp. *	11,397	399,237
New Relic, Inc. *	4,710	298,002
NortonLifeLock, Inc.	49,162	1,231,016
Nutanix, Inc., Class A *	19,136	478,974
Okta, Inc. *	11,276	1,345,340

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Palantir Technologies, Inc., Class A *	148,495	1,544,348
Palo Alto Networks, Inc. *	8,651	4,855,633
Paychex, Inc.	28,816	3,651,852
Paycom Software, Inc. *	4,372	1,230,587
Paycor HCM, Inc. *	4,188	103,150
Paylocity Holding Corp. *	3,555	674,135
Paysafe Ltd *	31,989	88,929
Pegasystems, Inc.	3,651	279,630
Procore Technologies, Inc. *	5,322	295,211
PTC, Inc. *	9,427	1,076,658
RingCentral, Inc., Class A *	7,309	620,169
Sabre Corp. *	28,751	301,023
Shift4 Payments, Inc., Class A *	3,850	201,971
Smartsheet, Inc., Class A *	10,866	525,154
SolarWinds Corp.	3,055	37,790
Splunk, Inc. *	14,197	1,732,318
SS&C Technologies Holdings, Inc.	20,046	1,296,174
StoneCo Ltd., Class A *	19,847	186,959
Switch, Inc., Class A	10,255	306,214
Synopsys, Inc. *	13,575	3,893,174
Teradata Corp. *	9,638	398,531
The Trade Desk, Inc., Class A *	38,848	2,288,924
The Western Union Co.	35,131	588,796
Thoughtworks Holding, Inc. *	3,675	68,024
Tyler Technologies, Inc. *	3,601	1,421,351
Unity Software, Inc. *	13,477	895,008
VeriSign, Inc. *	8,700	1,554,603
WEX, Inc. *	3,994	663,963
Wix.com Ltd. *	4,768	359,793
Zendesk, Inc. *	10,782	1,315,835
Zscaler, Inc. *	7,056	1,430,533
		90,372,343

Technology Hardware & Equipment 4.4%
Amphenol Corp., Class A	52,247	3,735,661
Arista Networks, Inc. *	21,547	2,490,187
Arrow Electronics, Inc. *	6,022	709,753
Avnet, Inc.	8,867	387,133
CDW Corp.	12,119	1,977,578
Ciena Corp. *	13,788	760,684
Cognex Corp.	15,292	1,034,198
Coherent, Inc. *	2,185	585,362
CommScope Holding Co., Inc. *	17,811	107,400
Corning, Inc.	68,080	2,395,735
F5, Inc. *	5,387	901,838
Hewlett Packard Enterprise Co.	116,284	1,791,936
HP, Inc.	96,927	3,550,436
IPG Photonics Corp. *	3,237	305,832
Jabil, Inc.	12,503	721,798
Juniper Networks, Inc.	28,570	900,526
Keysight Technologies, Inc. *	16,298	2,286,120
Littelfuse, Inc.	2,141	490,824
Lumentum Holdings, Inc. *	6,484	526,566
Motorola Solutions, Inc.	14,868	3,177,143
National Instruments Corp.	11,858	428,548
NetApp, Inc.	19,904	1,457,968
Pure Storage, Inc., Class A *	24,399	714,891
TD SYNNEX Corp.	3,721	372,435
Teledyne Technologies, Inc. *	4,110	1,773,671
Trimble, Inc. *	22,400	1,494,080
Ubiquiti, Inc.	575	162,294
ViaSat, Inc. *	6,313	232,382
Vontier Corp.	15,118	387,323
Western Digital Corp. *	27,916	1,481,502
Xerox Holdings Corp.	11,396	198,290
SECURITY	NUMBER OF SHARES	VALUE ($)
Zebra Technologies Corp., Class A *	4,762	1,760,321
		39,300,415

Telecommunication Services 0.1%
Lumen Technologies, Inc.	91,217	917,643

Transportation 2.2%
Alaska Air Group, Inc. *	11,027	599,758
AMERCO	800	428,384
American Airlines Group, Inc. *	57,102	1,071,805
C.H. Robinson Worldwide, Inc.	11,542	1,225,183
Copa Holdings S.A., Class A *	2,834	213,599
Delta Air Lines, Inc. *	57,163	2,459,724
Expeditors International of Washington, Inc.	15,052	1,491,202
GXO Logistics, Inc. *	8,658	512,467
JB Hunt Transport Services, Inc.	7,520	1,284,792
JetBlue Airways Corp. *	28,289	311,462
Kirby Corp. *	5,328	347,386
Knight-Swift Transportation Holdings, Inc.	14,379	688,610
Landstar System, Inc.	3,419	529,603
Lyft, Inc., Class A *	26,318	857,967
Old Dominion Freight Line, Inc.	9,145	2,561,697
Ryder System, Inc.	4,668	326,293
Schneider National, Inc., Class B	4,635	109,525
Southwest Airlines Co. *	52,845	2,468,918
TuSimple Holdings, Inc., Class A *	11,748	121,827
United Airlines Holdings, Inc. *	28,914	1,460,157
XPO Logistics, Inc. *	8,658	465,714
		19,536,073

Utilities 5.5%
Alliant Energy Corp.	22,380	1,316,168
Ameren Corp.	22,769	2,115,240
American Water Works Co., Inc.	16,244	2,502,876
Atmos Energy Corp.	11,991	1,359,779
Avangrid, Inc.	5,127	227,382
Brookfield Renewable Corp., Class A	11,422	410,050
CenterPoint Energy, Inc.	53,086	1,624,962
CMS Energy Corp.	25,856	1,776,049
Consolidated Edison, Inc.	31,675	2,937,540
DTE Energy Co.	17,262	2,262,012
Edison International	33,362	2,294,972
Entergy Corp.	17,929	2,130,862
Essential Utilities, Inc.	20,619	922,906
Evergy, Inc.	20,455	1,387,872
Eversource Energy	30,710	2,684,054
FirstEnergy Corp.	48,667	2,107,768
Hawaiian Electric Industries, Inc.	9,427	387,544
IDACORP, Inc.	4,501	473,415
National Fuel Gas Co.	7,803	547,224
NiSource, Inc.	35,030	1,020,074
NRG Energy, Inc.	21,760	781,184
OGE Energy Corp.	17,849	690,399
PG&E Corp. *	177,946	2,251,017
Pinnacle West Capital Corp.	10,079	717,625
PPL Corp.	67,266	1,904,300
Public Service Enterprise Group, Inc.	45,123	3,143,268
The AES Corp.	59,084	1,206,495
UGI Corp.	18,599	637,946
Vistra Corp.	42,836	1,071,757
WEC Energy Group, Inc.	28,235	2,824,912

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Xcel Energy, Inc.	48,174	3,529,227
		49,246,879
Total Common Stocks (Cost $774,256,107)		896,601,367

INVESTMENT COMPANIES 0.0% OF NET ASSETS

Equity Funds 0.0%
iShares Russell Mid-Cap ETF	5,500	395,945
Total Investment Companies (Cost $397,141)		395,945

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29% (b)	1,157,569	1,157,569
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29% (b)(c)	1,641,845	1,641,845
		2,799,414
Total Short-Term Investments (Cost $2,799,414)		2,799,414
Total Investments in Securities (Cost $777,452,662)		899,796,726

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 06/17/22	6	1,497,060	(79,012)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,538,624.
(b)	The rate shown is the 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$896,601,367	$—	$—	$896,601,367
Investment Companies[1]	395,945	—	—	395,945
Short-Term Investments[1]	2,799,414	—	—	2,799,414
Liabilities
Futures Contracts[2]	(79,012)	—	—	(79,012)
Total	$899,717,714	$—	$—	$899,717,714

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $777,452,662) including securities on loan of $1,538,624		$899,796,726
Deposit with broker for futures contracts		175,500
Receivables:
Fund shares sold		1,529,307
Dividends		364,451
Investments sold		185,630
Income from securities on loan	+	7,521
Total assets		902,059,135
Liabilities
Collateral held for securities on loan		1,641,845
Payables:
Fund shares redeemed		878,877
Investments bought		583,639
Variation margin on futures contracts		33,483
Investment adviser fees	+	32,418
Total liabilities		3,170,262
Net assets		$898,888,873
Net Assets by Source
Capital received from investors		$784,393,619
Total distributable earnings	+	114,495,254
Net assets		$898,888,873

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$898,888,873		16,424,001		$54.73

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $1,620)		$6,642,933
Securities on loan, net	+	17,939
Total investment income		6,660,872
Expenses
Investment adviser fees		182,116
Total expenses	–	182,116
Net investment income		6,478,756
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		3,462,471
Net realized losses on futures contracts	+	(287,715)
Net realized gains		3,174,756
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(132,667,047)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(79,013)
Net change in unrealized appreciation (depreciation)	+	(132,746,060)
Net realized and unrealized losses		(129,571,304)
Decrease in net assets resulting from operations		($123,092,548)

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$6,478,756	$8,467,009
Net realized gains		3,174,756	17,872,949
Net change in unrealized appreciation (depreciation)	+	(132,746,060)	208,470,779
Increase (decrease) in net assets resulting from operations		($123,092,548)	$234,810,737
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($26,457,808)	($8,319,433)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,824,144	$229,905,084	5,533,289	$322,845,672
Shares reinvested		355,335	21,909,932	134,151	7,065,741
Shares redeemed	+	(1,577,144)	(94,072,736)	(2,583,256)	(148,682,619)
Net transactions in fund shares		2,602,335	$157,742,280	3,084,184	$181,228,794
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		13,821,666	$890,696,949	10,737,482	$482,976,851
Total increase	+	2,602,335	8,191,924	3,084,184	407,720,098
End of period		16,424,001	$898,888,873	13,821,666	$890,696,949

Schwab Equity Index Funds  |  Semiannual Report
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Schwab International Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$24.45	$18.56	$20.48	$19.00	$21.01	$17.52
Income (loss) from investment operations:
Net investment income (loss)[1]	0.33	0.64	0.47	0.64	0.62	0.55
Net realized and unrealized gains (losses)	(3.37)	5.66	(1.75)	1.39	(2.06)	3.49
Total from investment operations	(3.04)	6.30	(1.28)	2.03	(1.44)	4.04
Less distributions:
Distributions from net investment income	(0.79)	(0.41)	(0.64)	(0.55)	(0.57)	(0.55)
Net asset value at end of period	$20.62	$24.45	$18.56	$20.48	$19.00	$21.01
Total return	(12.76%) [2]	34.24%	(6.56%)	11.27%	(7.11%)	23.76%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06% [3]	0.06%	0.06%	0.06%	0.06%	0.11% [4]
Net operating expenses	N/A	N/A	N/A	N/A	N/A [5]	0.10% [4]
Net investment income (loss)	2.87% [3]	2.76%	2.47%	3.32%	2.99%	2.88%
Portfolio turnover rate	2% [2]	3%	7%	5%	5%	3%
Net assets, end of period (x 1,000,000)	$8,042	$8,781	$5,937	$5,443	$4,314	$4,128

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
[5]	Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.

Schwab Equity Index Funds  |  Semiannual Report
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Schwab International Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.5% OF NET ASSETS

Australia 8.1%
Ampol Ltd.	123,655	2,907,279
APA Group	620,207	4,983,438
Aristocrat Leisure Ltd.	324,648	7,532,588
ASX Ltd.	104,297	6,305,761
Aurizon Holdings Ltd.	1,015,583	2,868,124
Australia & New Zealand Banking Group Ltd.	1,504,477	28,628,975
BHP Group Ltd. (a)	1,613,966	53,931,359
BHP Group Ltd. (a)	1,089,520	36,512,468
BlueScope Steel Ltd.	265,624	3,776,003
Brambles Ltd.	761,213	5,621,038
Cochlear Ltd.	34,882	5,618,351
Coles Group Ltd.	715,958	9,413,885
Commonwealth Bank of Australia	911,388	66,242,883
Computershare Ltd.	293,357	5,171,904
Crown Resorts Ltd. *	204,980	1,855,919
CSL Ltd.	255,722	48,804,572
Dexus	573,198	4,481,588
Domino's Pizza Enterprises Ltd.	31,190	1,635,015
Endeavour Group Ltd.	720,988	3,946,728
Evolution Mining Ltd.	951,181	2,691,463
Fortescue Metals Group Ltd.	903,291	13,651,499
Goodman Group	895,297	14,901,223
IDP Education Ltd.	113,855	2,112,170
Insurance Australia Group Ltd.	1,291,373	4,123,727
James Hardie Industries plc	242,404	6,988,081
Lendlease Corp., Ltd.	373,987	3,203,706
Macquarie Group Ltd.	181,570	26,139,358
Medibank Pvt Ltd.	1,470,248	3,303,857
Mineral Resources Ltd.	91,544	3,719,728
Mirvac Group	2,094,448	3,539,806
National Australia Bank Ltd.	1,745,657	39,851,035
Newcrest Mining Ltd.	478,290	8,981,977
Northern Star Resources Ltd.	581,169	3,994,832
Orica Ltd.	210,650	2,420,542
Origin Energy Ltd.	928,445	4,440,891
Qantas Airways Ltd. *	481,743	1,866,669
QBE Insurance Group Ltd.	790,059	6,816,064
Ramsay Health Care Ltd.	97,713	5,544,941
REA Group Ltd.	27,144	2,431,774
Reece Ltd.	166,804	2,026,603
Rio Tinto Ltd.	198,322	15,688,040
Santos Ltd.	1,724,824	9,638,437
Scentre Group	2,740,944	5,710,786
SEEK Ltd.	177,472	3,477,633
Sonic Healthcare Ltd.	245,394	6,337,597
South32 Ltd.	2,467,777	8,218,527
Stockland	1,279,511	3,703,452
Suncorp Group Ltd.	679,823	5,458,292
Tabcorp Holdings Ltd.	1,182,472	4,522,028
Telstra Corp., Ltd.	2,179,536	6,186,935
The GPT Group	1,011,900	3,597,187
Transurban Group	1,643,210	16,500,475
Treasury Wine Estates Ltd.	385,712	3,051,630
SECURITY	NUMBER OF SHARES	VALUE ($)
Vicinity Centres	2,008,544	2,620,777
Washington H Soul Pattinson & Co., Ltd.	117,853	2,296,496
Wesfarmers Ltd.	604,830	20,928,976
Westpac Banking Corp.	1,959,353	32,799,546
WiseTech Global Ltd.	77,746	2,410,343
Woodside Petroleum Ltd.	517,911	11,267,715
Woolworths Group Ltd.	647,164	17,507,766
Xero Ltd. *	72,092	4,753,899
		649,664,361

Austria 0.2%
Erste Group Bank AG	184,645	5,749,061
OMV AG	77,453	3,959,214
Raiffeisen Bank International AG	80,521	916,596
Verbund AG	35,906	3,837,965
Voestalpine AG	63,655	1,656,485
		16,119,321

Belgium 1.0%
Ageas S.A./N.V.	94,477	4,520,873
Anheuser-Busch InBev S.A./N.V.	463,867	26,690,688
Argenx SE *	24,544	7,071,337
Elia Group S.A./N.V.	16,074	2,558,632
Etablissements Franz Colruyt N.V.	30,317	1,113,265
Groupe Bruxelles Lambert S.A.	58,856	5,553,678
KBC Group N.V.	133,349	9,071,978
Proximus SADP	81,555	1,425,443
Sofina S.A.	8,344	2,557,078
Solvay S.A.	40,432	3,802,113
UCB S.A.	66,897	7,604,359
Umicore S.A.	104,109	4,002,309
		75,971,753

Denmark 2.8%
Ambu A/S, Class B	91,989	1,210,801
AP Moller - Maersk A/S, Class A	1,628	4,608,279
AP Moller - Maersk A/S, Class B	3,153	9,125,495
Carlsberg A/S, Class B	54,836	6,965,989
Chr. Hansen Holding A/S	56,285	4,385,147
Coloplast A/S, Class B	63,678	8,579,252
Danske Bank A/S	362,513	5,560,531
Demant A/S *	58,725	2,580,583
DSV A/S	108,974	17,866,468
Genmab A/S *	34,817	12,243,100
GN Store Nord A/S	69,726	2,616,784
Novo Nordisk A/S, Class B	899,135	102,704,803
Novozymes A/S, B Shares	108,670	7,575,334
Orsted A/S	100,538	11,122,561
Pandora A/S	52,260	4,588,762
Rockwool A/S, B Shares	4,397	1,229,753
Tryg A/S	190,445	4,528,231
Vestas Wind Systems A/S	541,577	13,810,752
		221,302,625

Schwab Equity Index Funds  |  Semiannual Report
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Schwab International Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Finland 1.0%
Elisa Oyj	75,529	4,427,614
Fortum Oyj	238,596	3,966,861
Kesko Oyj, B Shares	142,399	3,585,101
Kone Oyj, B Shares	180,052	8,656,485
Neste Oyj	226,154	9,704,003
Nokia Oyj *	2,862,781	14,514,500
Orion Oyj, B Shares	57,214	2,244,077
Sampo Oyj, A Shares	266,124	12,922,301
Stora Enso Oyj, R Shares	312,531	6,150,452
UPM-Kymmene Oyj	283,030	9,790,656
Wartsila Oyj Abp	261,929	2,103,248
		78,065,298

France 11.3%
Accor S.A. *	92,172	3,028,184
Aeroports de Paris *	15,898	2,248,769
Air Liquide S.A.	253,016	43,773,860
Airbus SE	314,937	34,476,733
Alstom S.A.	165,932	3,647,253
Amundi S.A.	31,788	1,911,413
ArcelorMittal S.A.	339,567	9,900,991
Arkema S.A.	32,536	3,707,292
AXA S.A.	1,038,128	27,463,696
BioMerieux	21,387	2,036,081
BNP Paribas S.A.	601,769	31,202,550
Bollore S.A.	489,428	2,283,879
Bouygues S.A.	121,894	4,191,111
Bureau Veritas S.A.	153,344	4,405,068
Capgemini SE	86,080	17,524,078
Carrefour S.A.	332,615	7,053,954
Cie de Saint-Gobain	270,787	15,797,215
CNP Assurances	94,413	2,074,678
Compagnie Generale des Etablissements Michelin S.C.A.	90,507	11,210,189
Covivio	28,110	2,001,926
Credit Agricole S.A.	651,573	7,035,725
Danone S.A.	348,333	21,064,132
Dassault Aviation S.A.	13,812	2,317,725
Dassault Systemes SE	353,080	15,614,734
Edenred	135,571	6,808,670
Eiffage S.A.	43,594	4,304,850
Electricite de France S.A.	294,511	2,677,411
Engie S.A.	983,216	11,602,411
EssilorLuxottica S.A.	153,743	26,174,395
Eurazeo SE	20,990	1,612,853
Eurofins Scientific SE	71,585	6,652,950
Euronext N.V.	44,988	3,604,535
Faurecia SE	63,904	1,389,143
Gecina S.A.	25,033	2,819,921
Getlink SE	236,322	4,324,482
Hermes International	16,871	20,802,903
Ipsen S.A.	19,571	2,028,804
Kering S.A.	40,199	21,388,778
Klepierre S.A. *	107,894	2,582,513
La Francaise des Jeux SAEM	49,350	1,842,777
Legrand S.A.	142,405	12,619,100
L'Oreal S.A.	133,923	48,722,509
LVMH Moet Hennessy Louis Vuitton SE	148,052	95,809,632
Orange S.A.	1,072,504	12,768,585
Orpea S.A.	25,762	921,308
Pernod-Ricard S.A.	112,285	23,173,839
Publicis Groupe S.A.	122,000	7,324,474
Remy Cointreau S.A.	12,412	2,460,478
Renault S.A. *	99,733	2,436,837
SECURITY	NUMBER OF SHARES	VALUE ($)
Safran S.A.	182,591	19,609,995
Sanofi	607,175	64,175,290
Sartorius Stedim Biotech	14,883	4,870,150
Schneider Electric SE	288,858	41,442,203
SEB S.A.	15,062	1,808,755
Societe Generale S.A.	432,234	10,388,330
Sodexo S.A.	47,847	3,599,317
STMicroelectronics N.V.	365,980	13,521,922
Teleperformance	31,313	11,238,582
Thales S.A.	56,914	7,286,409
TotalEnergies SE	1,339,375	65,767,284
UbiSoft Entertainment S.A. *	49,819	2,252,463
Unibail-Rodamco-Westfield *	65,433	4,617,928
Valeo S.A.	122,507	2,227,313
Veolia Environnement S.A.	348,499	10,168,006
Vinci S.A.	287,420	27,889,471
Vivendi SE	409,665	4,705,238
Wendel SE	13,353	1,330,415
Worldline S.A. *	127,715	5,024,841
		904,749,306

Germany 7.5%
adidas AG	102,096	20,588,595
Allianz SE	217,934	49,173,338
Aroundtown S.A.	540,841	2,719,636
BASF SE	491,193	25,867,683
Bayer AG	524,334	34,538,426
Bayerische Motoren Werke AG	176,034	14,375,951
Bechtle AG	44,092	2,037,479
Beiersdorf AG	53,098	5,333,190
Brenntag SE	82,781	6,387,670
Carl Zeiss Meditec AG, Class B	21,020	2,640,209
Commerzbank AG *	551,944	3,603,270
Continental AG *	57,909	3,969,147
Covestro AG	103,655	4,462,921
Daimler Truck Holding AG *	220,373	5,926,871
Delivery Hero SE *	85,913	3,020,096
Deutsche Bank AG *	1,111,819	11,117,441
Deutsche Boerse AG	101,435	17,659,279
Deutsche Lufthansa AG *	319,143	2,374,286
Deutsche Post AG	527,955	22,555,536
Deutsche Telekom AG	1,729,252	31,854,808
E.ON SE	1,192,454	12,409,817
Evonik Industries AG	113,607	2,971,547
Fresenius Medical Care AG & Co. KGaA	110,315	6,860,142
Fresenius SE & Co. KGaA	222,593	7,868,208
GEA Group AG	85,784	3,339,266
Hannover Rueck SE	32,254	5,013,256
HeidelbergCement AG	78,433	4,518,323
HelloFresh SE *	87,250	3,677,954
Henkel AG & Co. KGaA	56,860	3,608,399
Infineon Technologies AG	696,125	19,758,264
KION Group AG	39,238	2,182,652
Knorr-Bremse AG	38,279	2,729,851
LANXESS AG	44,331	1,713,662
LEG Immobilien SE	39,093	4,008,225
Mercedes-Benz Group AG	457,255	31,916,933
Merck KGaA	69,547	12,902,865
MTU Aero Engines AG	27,974	5,641,393
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	74,842	17,822,924
Nemetschek SE	31,136	2,470,777
Puma SE	55,768	4,103,331
QIAGEN N.V. *	123,338	5,687,989
Rational AG	2,714	1,655,662

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
RWE AG	342,418	14,216,989
SAP SE	557,191	56,469,049
Scout24 SE	45,244	2,861,606
Siemens AG	408,866	50,272,108
Siemens Energy AG	210,037	4,045,788
Siemens Healthineers AG	149,309	7,983,545
Symrise AG	70,181	8,351,135
Telefonica Deutschland Holding AG	585,979	1,762,349
Uniper SE	49,589	1,274,668
United Internet AG	52,224	1,680,090
Volkswagen AG	17,451	3,784,449
Vonovia SE (b)	394,437	15,714,751
Zalando SE *	116,580	4,586,986
		606,070,785

Hong Kong 2.9%
AIA Group Ltd.	6,459,800	63,459,509
BOC Hong Kong (Holdings) Ltd.	1,960,590	7,097,062
Budweiser Brewing Co. APAC Ltd.	887,100	2,207,279
Chow Tai Fook Jewellery Group Ltd. *	1,075,400	1,803,147
CK Asset Holdings Ltd.	1,072,211	7,268,668
CK Hutchison Holdings Ltd.	1,412,525	9,912,997
CK Infrastructure Holdings Ltd.	374,000	2,514,554
CLP Holdings Ltd.	871,926	8,508,582
ESR Cayman Ltd. *	1,026,734	3,116,761
Futu Holdings Ltd., ADR *	28,268	904,293
Galaxy Entertainment Group Ltd.	1,144,000	6,527,853
Hang Lung Properties Ltd.	1,037,000	1,983,335
Hang Seng Bank Ltd.	409,340	7,247,553
Henderson Land Development Co., Ltd.	768,735	3,108,777
HK Electric Investments & HK Electric Investments Ltd.	1,470,104	1,451,931
HKT Trust & HKT Ltd.	2,023,000	2,902,890
Hong Kong & China Gas Co., Ltd.	6,006,696	6,624,906
Hong Kong Exchanges & Clearing Ltd.	641,065	27,193,321
Hongkong Land Holdings Ltd.	620,001	2,892,280
Jardine Matheson Holdings Ltd.	115,817	6,153,357
Link REIT	1,120,500	9,678,635
Melco Resorts & Entertainment Ltd., ADR *	122,407	700,168
MTR Corp., Ltd.	827,091	4,394,421
New World Development Co., Ltd.	824,778	3,154,603
Power Assets Holdings Ltd.	740,438	4,986,893
Sands China Ltd. *	1,353,600	2,983,571
Sino Land Co., Ltd.	1,813,806	2,397,457
SITC International Holdings Co., Ltd.	762,000	2,533,245
Sun Hung Kai Properties Ltd.	690,604	7,953,744
Swire Pacific Ltd., A Shares	247,090	1,407,402
Swire Properties Ltd.	620,400	1,486,824
Techtronic Industries Co., Ltd.	738,500	9,857,568
WH Group Ltd.	4,461,789	3,081,307
Wharf Real Estate Investment Co., Ltd.	897,188	4,228,059
Xinyi Glass Holdings Ltd.	979,000	2,166,342
		233,889,294

Ireland 0.6%
CRH plc	415,077	16,405,853
Flutter Entertainment plc *	88,651	8,908,486
Kerry Group plc, Class A	84,988	9,414,102
Kingspan Group plc	82,284	7,659,575
Smurfit Kappa Group plc	130,388	5,509,645
		47,897,661

SECURITY	NUMBER OF SHARES	VALUE ($)
Israel 0.7%
Azrieli Group Ltd.	22,939	1,970,420
Bank Hapoalim B.M.	608,451	5,641,076
Bank Leumi Le-Israel B.M.	773,143	8,113,940
Check Point Software Technologies Ltd. *	56,707	7,161,527
CyberArk Software Ltd. *	21,057	3,308,897
Elbit Systems Ltd.	14,474	3,141,840
Fiverr International Ltd. *	15,000	798,750
ICL Group Ltd.	371,677	4,030,577
Inmode Ltd. *	25,500	640,305
Israel Discount Bank Ltd., A Shares	661,869	3,909,288
Kornit Digital Ltd. *	25,700	1,709,050
Mizrahi Tefahot Bank Ltd.	74,871	2,769,453
Nice Ltd. *	34,013	7,072,294
Teva Pharmaceutical Industries Ltd., ADR *	585,971	5,103,807
Wix.com Ltd. *	29,278	2,209,318
		57,580,542

Italy 2.3%
Amplifon S.p.A.	66,084	2,636,412
Assicurazioni Generali S.p.A.	591,936	11,207,170
Atlantia S.p.A. *	270,871	6,461,775
CNH Industrial N.V.	546,959	7,748,378
Davide Campari-Milano N.V.	285,422	3,220,468
DiaSorin S.p.A.	13,422	1,758,171
Enel S.p.A.	4,327,199	28,139,311
Eni S.p.A.	1,347,546	18,837,063
EXOR N.V.	57,352	3,979,931
Ferrari N.V.	67,588	14,230,974
FinecoBank Banca Fineco S.p.A.	335,794	4,667,993
Infrastrutture Wireless Italiane S.p.A.	176,791	1,886,418
Intesa Sanpaolo S.p.A.	8,844,219	18,022,012
Mediobanca Banca di Credito Finanziario S.p.A.	328,075	3,288,246
Moncler S.p.A.	110,081	5,734,526
Nexi S.p.A. *	274,095	2,688,302
Poste Italiane S.p.A	282,459	2,767,855
Prysmian S.p.A.	134,353	4,369,819
Recordati Industria Chimica e Farmaceutica S.p.A.	55,517	2,675,273
Snam S.p.A.	1,067,589	5,855,299
Stellantis N.V.	1,089,464	14,626,759
Telecom Italia S.p.A.	5,333,218	1,557,410
Tenaris S.A.	254,965	3,896,422
Terna - Rete Elettrica Nazionale	738,679	6,024,726
UniCredit S.p.A.	1,119,095	10,357,313
		186,638,026

Japan 21.7%
Advantest Corp.	107,198	7,316,057
Aeon Co., Ltd.	348,700	6,627,132
AGC, Inc.	101,493	3,804,913
Aisin Corp.	76,500	2,222,368
Ajinomoto Co., Inc.	251,000	6,521,367
ANA Holdings, Inc. *	87,500	1,649,432
Asahi Group Holdings Ltd.	247,000	9,310,125
Asahi Intecc Co., Ltd.	117,300	2,266,696
Asahi Kasei Corp.	678,500	5,566,881
Astellas Pharma, Inc.	988,950	15,057,471
Azbil Corp.	66,300	2,013,006
Bandai Namco Holdings, Inc.	107,200	7,257,751
Benefit One, Inc.	40,200	609,529
Bridgestone Corp.	307,557	11,273,097

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Brother Industries Ltd.	124,100	2,156,806
Canon, Inc.	536,995	12,355,797
Capcom Co., Ltd.	91,200	2,406,504
Central Japan Railway Co.	77,100	9,705,745
Chubu Electric Power Co., Inc.	336,600	3,397,999
Chugai Pharmaceutical Co., Ltd.	358,200	10,733,515
Concordia Financial Group Ltd.	582,000	2,117,959
Cosmos Pharmaceutical Corp.	11,800	1,087,813
CyberAgent, Inc.	220,800	2,332,721
Dai Nippon Printing Co., Ltd.	115,448	2,412,636
Daifuku Co., Ltd.	54,130	3,328,378
Dai-ichi Life Holdings, Inc.	535,900	10,730,869
Daiichi Sankyo Co., Ltd.	933,300	23,499,463
Daikin Industries Ltd.	132,800	20,294,175
Daito Trust Construction Co., Ltd.	36,500	3,515,381
Daiwa House Industry Co., Ltd.	299,600	7,202,437
Daiwa House REIT Investment Corp.	1,191	2,898,896
Daiwa Securities Group, Inc.	768,900	3,768,477
Denso Corp.	232,400	14,163,677
Dentsu Group, Inc.	116,800	4,209,666
Disco Corp.	15,100	3,695,729
East Japan Railway Co.	159,260	8,304,893
Eisai Co., Ltd.	127,400	5,548,389
ENEOS Holdings, Inc.	1,663,100	5,851,804
FANUC Corp.	102,700	15,736,521
Fast Retailing Co., Ltd.	31,300	14,410,703
Fuji Electric Co., Ltd.	67,100	2,942,381
FUJIFILM Holdings Corp.	194,011	10,665,025
Fujitsu Ltd.	104,900	15,855,547
GLP J-REIT	2,241	3,023,948
GMO Payment Gateway, Inc.	21,500	1,803,847
Hakuhodo DY Holdings, Inc.	122,200	1,442,152
Hamamatsu Photonics K.K.	75,200	3,364,687
Hankyu Hanshin Holdings, Inc.	118,400	3,124,765
Hikari Tsushin, Inc.	10,993	1,287,206
Hino Motors Ltd.	160,400	827,983
Hirose Electric Co., Ltd.	16,664	2,114,227
Hitachi Construction Machinery Co., Ltd.	59,353	1,343,832
Hitachi Ltd.	515,215	24,434,818
Hitachi Metals Ltd. *	117,400	1,831,990
Honda Motor Co., Ltd.	866,639	22,795,683
Hoshizaki Corp.	29,400	1,862,264
Hoya Corp.	197,707	19,620,858
Hulic Co., Ltd.	208,200	1,757,915
Ibiden Co., Ltd.	56,900	2,126,459
Idemitsu Kosan Co., Ltd.	109,703	2,891,229
Iida Group Holdings Co., Ltd.	81,700	1,299,408
Inpex Corp.	549,800	6,541,611
Isuzu Motors Ltd.	311,600	3,635,057
Ito En Ltd.	27,100	1,113,688
ITOCHU Corp.	631,900	19,071,358
Itochu Techno-Solutions Corp.	57,487	1,346,103
Japan Airlines Co., Ltd. *	73,000	1,205,191
Japan Exchange Group, Inc.	269,600	4,014,454
Japan Metropolitan Fund Invest	3,872	3,077,576
Japan Post Bank Co., Ltd.	237,500	1,791,768
Japan Post Holdings Co., Ltd.	1,307,200	9,165,894
Japan Post Insurance Co., Ltd.	109,100	1,764,124
Japan Real Estate Investment Corp.	668	3,233,024
Japan Tobacco, Inc.	641,800	10,918,163
JFE Holdings, Inc.	263,600	3,223,497
JSR Corp.	108,000	2,932,751
Kajima Corp.	231,700	2,582,176
Kakaku.com, Inc.	69,600	1,457,550
Kansai Paint Co., Ltd.	96,600	1,330,368
Kao Corp.	254,219	10,188,708
KDDI Corp.	861,100	28,515,060
SECURITY	NUMBER OF SHARES	VALUE ($)
Keio Corp.	56,500	2,166,919
Keisei Electric Railway Co., Ltd.	73,556	1,803,553
Keyence Corp.	103,900	41,768,228
Kikkoman Corp.	76,777	4,314,954
Kintetsu Group Holdings Co., Ltd.	90,800	2,603,349
Kirin Holdings Co., Ltd.	435,700	6,351,515
Kobayashi Pharmaceutical Co., Ltd.	28,600	1,950,367
Kobe Bussan Co., Ltd.	72,400	1,765,062
Koei Tecmo Holdings Co., Ltd.	35,600	1,091,674
Koito Manufacturing Co., Ltd.	55,800	2,047,555
Komatsu Ltd.	465,609	10,479,218
Konami Holdings Corp.	49,600	3,050,072
Kose Corp.	18,000	1,847,898
Kubota Corp.	552,200	9,381,137
Kurita Water Industries Ltd.	57,147	1,949,645
Kyocera Corp.	171,700	9,015,441
Kyowa Kirin Co., Ltd.	144,900	3,054,025
Lasertec Corp.	39,800	5,317,333
Lawson, Inc.	27,500	1,011,455
Lion Corp.	124,300	1,280,717
Lixil Corp.	142,487	2,506,106
M3, Inc.	238,000	7,600,277
Makita Corp.	119,700	3,537,954
Marubeni Corp.	836,800	9,134,186
Mazda Motor Corp.	306,800	2,178,511
McDonald's Holdings Co., Japan Ltd.	43,100	1,709,899
Medipal Holdings Corp.	99,300	1,635,312
MEIJI Holdings Co., Ltd.	66,200	3,299,864
Mercari, Inc. *	53,196	871,743
Minebea Mitsumi, Inc.	194,000	3,722,114
MISUMI Group, Inc.	152,000	3,811,296
Mitsubishi Chemical Holdings Corp.	669,000	4,079,321
Mitsubishi Corp.	675,400	22,676,906
Mitsubishi Electric Corp.	974,900	10,211,385
Mitsubishi Estate Co., Ltd.	624,602	9,098,309
Mitsubishi Gas Chemical Co., Inc.	83,600	1,220,808
Mitsubishi HC Capital, Inc.	347,338	1,562,837
Mitsubishi Heavy Industries Ltd.	168,600	5,764,454
Mitsubishi UFJ Financial Group, Inc.	6,381,609	37,098,674
Mitsui & Co., Ltd.	829,600	20,089,417
Mitsui Chemicals, Inc.	96,400	2,202,536
Mitsui Fudosan Co., Ltd.	494,777	10,486,174
Mitsui O.S.K. Lines Ltd.	180,000	4,213,999
Miura Co., Ltd.	44,700	933,679
Mizuho Financial Group, Inc.	1,290,913	15,675,177
MonotaRO Co., Ltd.	129,100	2,217,685
MS&AD Insurance Group Holdings, Inc.	235,462	7,009,059
Murata Manufacturing Co., Ltd.	306,200	18,251,810
NEC Corp.	131,000	5,082,259
Nexon Co., Ltd.	261,200	5,947,810
NGK Insulators Ltd.	131,600	1,770,233
Nidec Corp.	239,100	15,457,591
Nihon M&A Center Holdings, Inc.	156,600	1,928,343
Nintendo Co., Ltd.	58,939	26,899,212
Nippon Building Fund, Inc.	804	4,173,808
Nippon Express Holdings, Inc.	41,000	2,403,861
Nippon Paint Holdings Co., Ltd.	445,100	3,525,785
Nippon Prologis REIT, Inc.	1,111	3,074,990
Nippon Sanso Holdings Corp.	82,600	1,486,427
Nippon Shinyaku Co., Ltd.	24,800	1,677,318
Nippon Steel Corp.	454,741	7,220,641
Nippon Telegraph & Telephone Corp.	636,012	18,742,853
Nippon Yusen K.K.	86,300	6,226,026
Nissan Chemical Corp.	65,866	3,479,213
Nissan Motor Co., Ltd. *	1,224,096	4,900,725
Nisshin Seifun Group, Inc.	107,800	1,437,062
Nissin Foods Holdings Co., Ltd.	33,900	2,358,171

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Nitori Holdings Co., Ltd.	42,100	4,331,219
Nitto Denko Corp.	74,400	4,993,796
Nomura Holdings, Inc.	1,637,000	6,303,191
Nomura Real Estate Holdings, Inc.	59,300	1,444,888
Nomura Real Estate Master Fund, Inc.	2,287	2,871,418
Nomura Research Institute Ltd.	178,900	5,058,651
NTT Data Corp.	331,300	6,108,480
Obayashi Corp.	346,100	2,380,177
Obic Co., Ltd.	37,400	5,525,448
Odakyu Electric Railway Co., Ltd.	158,000	2,392,602
Oji Holdings Corp.	432,600	2,049,228
Olympus Corp.	589,000	10,367,059
Omron Corp.	97,900	5,771,603
Ono Pharmaceutical Co., Ltd.	196,200	5,040,484
Open House Co., Ltd.	44,500	1,721,912
Oracle Corp.	20,100	1,291,653
Oriental Land Co., Ltd.	106,300	16,080,012
ORIX Corp.	649,900	11,853,500
Orix JREIT, Inc.	1,354	1,830,230
Osaka Gas Co., Ltd.	198,200	3,572,239
Otsuka Corp.	61,600	2,018,762
Otsuka Holdings Co., Ltd.	212,300	7,133,792
Pan Pacific International Holdings Corp.	218,600	3,347,499
Panasonic Corp.	1,181,412	10,530,155
Persol Holdings Co., Ltd.	96,600	1,916,508
Pola Orbis Holdings, Inc.	48,800	562,621
Rakuten Group, Inc.	466,020	3,276,065
Recruit Holdings Co., Ltd.	723,800	26,260,616
Renesas Electronics Corp. *	669,600	7,149,963
Resona Holdings, Inc.	1,096,085	4,766,245
Ricoh Co., Ltd.	373,700	2,728,723
Rinnai Corp.	17,900	1,144,157
Rohm Co., Ltd.	46,800	3,269,488
Ryohin Keikaku Co., Ltd.	137,202	1,233,052
Santen Pharmaceutical Co., Ltd.	191,300	1,556,164
SBI Holdings, Inc.	131,890	2,949,997
SCSK Corp.	92,300	1,467,414
Secom Co., Ltd.	112,700	7,928,947
Seiko Epson Corp.	149,500	2,106,084
Sekisui Chemical Co., Ltd.	202,000	2,735,309
Sekisui House Ltd.	332,669	5,777,774
Seven & i Holdings Co., Ltd.	401,003	17,731,107
SG Holdings Co., Ltd.	171,528	3,022,783
Sharp Corp.	112,100	948,512
Shimadzu Corp.	130,600	4,269,592
Shimano, Inc.	39,500	6,998,780
Shimizu Corp.	301,200	1,579,383
Shin-Etsu Chemical Co., Ltd.	189,660	26,065,828
Shionogi & Co., Ltd.	142,300	7,915,567
Shiseido Co., Ltd.	213,900	10,111,359
SMC Corp.	30,600	14,817,135
Softbank Corp.	1,531,900	17,828,040
SoftBank Group Corp.	643,700	26,475,532
Sohgo Security Services Co., Ltd.	39,300	1,091,707
Sompo Holdings, Inc.	166,200	6,766,001
Sony Group Corp.	672,500	58,037,433
Square Enix Holdings Co., Ltd.	46,200	1,844,570
Stanley Electric Co., Ltd.	66,247	1,142,304
Subaru Corp.	331,900	5,036,482
Sumco Corp.	176,800	2,546,214
Sumitomo Chemical Co., Ltd.	804,600	3,421,324
Sumitomo Corp.	604,100	9,559,055
Sumitomo Electric Industries Ltd.	415,500	4,466,968
Sumitomo Metal Mining Co., Ltd.	132,500	5,811,016
Sumitomo Mitsui Financial Group, Inc.	693,946	20,966,839
Sumitomo Mitsui Trust Holdings, Inc.	180,100	5,589,855
Sumitomo Pharma Co., Ltd.	87,400	778,525
SECURITY	NUMBER OF SHARES	VALUE ($)
Sumitomo Realty & Development Co., Ltd.	165,700	4,395,768
Suntory Beverage & Food Ltd.	74,400	2,931,435
Suzuki Motor Corp.	193,800	5,842,120
Sysmex Corp.	89,100	5,844,742
T&D Holdings, Inc.	282,800	3,634,103
Taisei Corp.	102,100	2,765,685
Taisho Pharmaceutical Holdings Co., Ltd.	20,300	799,575
Takeda Pharmaceutical Co., Ltd.	845,090	24,521,573
TDK Corp.	207,300	6,403,852
Terumo Corp.	344,000	10,239,206
The Chiba Bank Ltd.	291,200	1,678,269
The Kansai Electric Power Co., Inc.	365,900	3,207,478
The Shizuoka Bank Ltd.	235,700	1,524,996
TIS, Inc.	120,800	2,713,090
Tobu Railway Co., Ltd.	103,600	2,328,738
Toho Co., Ltd.	61,008	2,263,850
Tokio Marine Holdings, Inc.	334,599	18,091,321
Tokyo Century Corp.	21,077	649,216
Tokyo Electric Power Co. Holdings, Inc. *	862,290	2,976,415
Tokyo Electron Ltd.	79,800	33,671,323
Tokyo Gas Co., Ltd.	199,040	3,812,502
Tokyu Corp.	266,600	3,260,201
Toppan, Inc.	136,300	2,252,993
Toray Industries, Inc.	743,900	3,525,553
Toshiba Corp.	207,817	8,630,292
Tosoh Corp.	134,100	1,851,722
TOTO Ltd.	76,500	2,577,958
Toyo Suisan Kaisha Ltd.	47,600	1,469,714
Toyota Industries Corp.	77,300	4,636,206
Toyota Motor Corp.	5,665,315	97,067,840
Toyota Tsusho Corp.	110,769	3,979,622
Trend Micro, Inc.	69,200	3,858,378
Tsuruha Holdings, Inc.	21,000	1,073,269
Unicharm Corp.	218,500	7,602,049
USS Co., Ltd.	112,500	1,872,906
Welcia Holdings Co., Ltd.	48,800	1,000,354
West Japan Railway Co.	115,332	4,281,006
Yakult Honsha Co., Ltd.	69,100	3,578,038
Yamaha Corp.	72,600	2,773,826
Yamaha Motor Co., Ltd.	158,900	3,280,599
Yamato Holdings Co., Ltd.	157,100	2,939,655
Yaskawa Electric Corp.	126,700	4,302,155
Yokogawa Electric Corp.	128,500	2,048,609
Z Holdings Corp.	1,443,700	5,667,732
ZOZO, Inc.	66,800	1,398,624
		1,744,622,654

Netherlands 4.1%
ABN AMRO Bank N.V. CVA	236,936	2,945,390
Adyen N.V. *	10,612	17,799,437
Aegon N.V.	957,820	4,965,990
AerCap Holdings N.V. *	70,400	3,288,384
Akzo Nobel N.V.	100,558	8,723,053
ASM International N.V.	24,927	7,490,367
ASML Holding N.V.	220,730	125,272,768
Coca-Cola Europacific Partners plc	110,474	5,518,176
Heineken Holding N.V.	62,587	4,885,679
Heineken N.V.	137,049	13,377,487
IMCD N.V.	31,356	4,992,578
ING Groep N.V.	2,079,868	19,705,105
InPost S.A. *	97,365	596,932
JDE Peet's N.V.	51,615	1,518,465
Just Eat Takeaway.com N.V *	95,794	2,602,009
Koninklijke Ahold Delhaize N.V.	557,739	16,451,049

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Koninklijke DSM N.V.	93,369	15,696,225
Koninklijke KPN N.V.	1,804,634	6,227,056
Koninklijke Philips N.V.	491,825	12,851,937
NN Group N.V.	141,957	6,953,279
Prosus N.V. *	500,052	24,116,840
Randstad N.V.	63,132	3,338,366
Universal Music Group NV	387,273	8,987,216
Wolters Kluwer N.V.	140,061	14,143,744
		332,447,532

New Zealand 0.2%
Auckland International Airport Ltd. *	650,383	3,266,876
Fisher & Paykel Healthcare Corp., Ltd.	308,209	4,235,445
Mercury NZ Ltd.	378,958	1,469,242
Meridian Energy Ltd.	668,072	2,027,636
Ryman Healthcare Ltd.	216,390	1,280,654
Spark New Zealand Ltd.	1,003,847	3,174,857
		15,454,710

Norway 0.8%
Adevinta A.S.A. *	153,144	1,183,103
Aker BP A.S.A.	69,172	2,478,354
DNB Bank A.S.A.	495,360	9,598,744
Equinor A.S.A.	522,618	17,664,260
Gjensidige Forsikring A.S.A.	108,119	2,311,519
Mowi A.S.A.	230,932	6,523,142
Norsk Hydro A.S.A.	718,512	6,033,719
Orkla A.S.A.	397,884	3,228,686
Schibsted A.S.A., A Shares	39,224	817,384
Schibsted A.S.A., B Shares	53,727	1,039,672
Telenor A.S.A.	371,267	5,236,152
Yara International A.S.A.	87,979	4,473,575
		60,588,310

Portugal 0.2%
Banco Espirito Santo S.A. *(c)	470,491	0
EDP - Energias de Portugal S.A.	1,455,560	6,783,872
EDP Renovaveis S.A.	155,778	3,686,823
Galp Energia, SGPS, S.A.	270,409	3,291,322
Jeronimo Martins, SGPS, S.A.	150,828	3,139,732
		16,901,749

Singapore 1.4%
Ascendas Real Estate Investment Trust	1,791,695	3,686,375
CapitaLand Integrated Commercial Trust	2,527,410	4,234,906
Capitaland Investment Ltd. *	1,414,549	4,289,194
City Developments Ltd.	235,200	1,442,038
DBS Group Holdings Ltd.	967,693	23,476,830
Genting Singapore Ltd.	3,274,000	1,900,854
Grab Holdings Ltd., Class A *	570,345	1,682,518
Keppel Corp., Ltd.	779,000	3,841,872
Mapletree Commercial Trust	1,127,500	1,516,399
Mapletree Logistics Trust	1,690,928	2,171,695
Oversea-Chinese Banking Corp., Ltd.	1,812,701	16,094,218
Sea Ltd., ADR *	171,098	14,160,070
Singapore Airlines Ltd. *	727,950	2,869,333
Singapore Exchange Ltd.	417,100	2,934,858
Singapore Technologies Engineering Ltd.	841,749	2,479,046
Singapore Telecommunications Ltd.	4,407,837	8,797,134
United Overseas Bank Ltd.	630,333	13,493,059
UOL Group Ltd.	235,272	1,236,244
Venture Corp., Ltd.	145,900	1,791,057
SECURITY	NUMBER OF SHARES	VALUE ($)
Wilmar International Ltd.	1,017,134	3,242,309
		115,340,009

Spain 2.4%
ACS Actividades de Construccion y Servicios S.A.	122,859	3,145,837
Aena SME S.A. *	39,468	5,600,885
Amadeus IT Group S.A. *	238,539	14,947,549
Banco Bilbao Vizcaya Argentaria S.A.	3,550,484	18,630,280
Banco Santander S.A.	9,274,945	27,104,620
CaixaBank S.A.	2,368,657	7,645,775
Cellnex Telecom S.A.	272,411	12,697,153
Enagas S.A.	138,842	3,002,136
Endesa S.A.	175,508	3,678,199
Ferrovial S.A.	260,423	6,678,380
Grifols S.A.	160,445	2,687,252
Iberdrola S.A.	3,111,371	35,752,151
Industria de Diseno Textil S.A.	586,496	12,297,216
Naturgy Energy Group S.A.	102,593	3,086,235
Red Electrica Corp. S.A.	236,257	4,756,858
Repsol S.A.	767,942	11,456,065
Siemens Gamesa Renewable Energy S.A. *	122,632	1,953,352
Telefonica S.A.	2,813,787	13,688,065
		188,808,008

Sweden 3.4%
Alfa Laval AB	169,440	4,716,577
Assa Abloy AB, B Shares	533,083	13,472,144
Atlas Copco AB, A Shares	355,623	16,122,828
Atlas Copco AB, B Shares	209,901	8,307,412
Boliden AB	146,476	6,351,371
Electrolux AB, B Shares	114,537	1,746,736
Embracer Group AB *	305,834	2,044,197
Epiroc AB, A Shares	357,501	7,247,640
Epiroc AB, B Shares	209,143	3,648,676
EQT AB	158,741	4,492,659
Essity AB, B Shares	320,506	8,452,058
Evolution AB	91,738	9,412,162
Fastighets AB Balder, B Shares *	56,231	2,787,217
Getinge AB, B Shares	121,941	3,527,484
H & M Hennes & Mauritz AB, B Shares	395,046	4,973,262
Hexagon AB, B Shares	1,034,443	13,347,336
Husqvarna AB, B Shares	215,297	2,058,047
Industrivarden AB, A Shares	70,734	1,812,384
Industrivarden AB, C Shares	91,347	2,300,069
Investment AB Latour, B Shares	80,494	2,132,491
Investor AB, A Shares	271,280	5,666,092
Investor AB, B Shares	970,427	18,673,830
Kinnevik AB, B Shares *	129,950	2,543,440
L E Lundbergfortagen AB, B Shares	43,849	2,050,658
Lifco AB, B Shares	126,273	2,648,656
Lundin Energy AB	106,762	4,414,165
Nibe Industrier AB, B Shares	760,639	7,457,611
Nordea Bank Abp	1,699,661	16,945,752
Sagax AB, Class B	82,648	2,111,196
Sandvik AB	599,402	11,345,669
Securitas AB, B Shares	168,528	1,989,776
Sinch AB *	268,967	1,188,671
Skandinaviska Enskilda Banken AB, A Shares	856,949	9,609,908
Skanska AB, B Shares	178,985	3,419,005
SKF AB, B Shares	201,536	3,291,623
Svenska Cellulosa AB, S.C.A., B Shares	323,758	6,265,624
Svenska Handelsbanken AB, A Shares	775,881	7,825,782

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Swedbank AB, A Shares	482,419	7,631,502
Swedish Match AB	851,664	6,783,316
Tele2 AB, B Shares	264,280	3,502,842
Telefonaktiebolaget LM Ericsson, B Shares	1,564,394	12,479,519
Telia Co. AB	1,433,994	5,951,955
Volvo AB, A Shares	113,553	1,866,882
Volvo AB, B Shares	766,744	12,232,196
		276,848,420

Switzerland 10.4%
ABB Ltd.	878,575	26,358,953
Adecco Group AG	83,844	3,235,530
Alcon, Inc.	266,314	19,015,034
Bachem Holding AG, Class B	3,157	1,377,550
Baloise Holding AG	24,490	4,259,814
Barry Callebaut AG	1,866	4,294,701
Chocoladefabriken Lindt & Spruengli AG	58	6,880,699
Chocoladefabriken Lindt & Spruengli AG - Participation Certificates	567	6,358,896
Cie Financiere Richemont S.A.	278,883	32,403,607
Clariant AG *	115,551	1,972,837
Credit Suisse Group AG	1,422,190	9,652,855
EMS-Chemie Holding AG	3,806	3,395,425
Geberit AG	19,062	10,870,558
Givaudan S.A.	4,937	19,622,213
Holcim Ltd. *	279,588	13,670,595
Julius Baer Group Ltd.	116,101	5,548,214
Kuehne & Nagel International AG	28,944	8,096,975
Logitech International S.A.	93,025	6,053,937
Lonza Group AG	39,890	23,520,494
Nestle S.A.	1,501,933	193,890,652
Novartis AG	1,170,323	103,420,556
Partners Group Holding AG	12,047	12,763,762
Roche Holding AG	374,767	138,968,743
Roche Holding AG - Bearer Shares	17,293	6,947,384
Schindler Holding AG	10,944	2,100,966
Schindler Holding AG - Participation Certificates	21,542	4,138,767
SGS S.A.	3,204	8,232,744
Sika AG	75,543	23,075,213
Sonova Holding AG	28,667	10,338,069
Straumann Holding AG	55,590	6,553,592
Swiss Life Holding AG	16,806	9,826,721
Swiss Prime Site AG	40,958	4,003,419
Swiss Re AG	161,851	13,272,886
Swisscom AG	13,680	8,088,995
Temenos AG	35,698	3,603,562
The Swatch Group AG	28,031	1,382,886
The Swatch Group AG - Bearer Shares	15,718	4,033,911
UBS Group AG	1,879,914	31,914,607
VAT Group AG	14,233	4,402,430
Vifor Pharma AG	26,023	4,602,680
Zurich Insurance Group AG	80,188	36,507,152
		838,658,584

United Kingdom 15.5%
3i Group plc	518,423	8,484,121
abrdn plc	1,170,204	2,747,788
Admiral Group plc	104,140	3,278,045
Anglo American plc	682,218	30,216,099
Antofagasta plc	212,165	4,061,667
Ashtead Group plc	239,205	12,368,628
Associated British Foods plc	194,267	3,887,428
AstraZeneca plc	827,099	110,369,147
SECURITY	NUMBER OF SHARES	VALUE ($)
Auto Trader Group plc	500,551	3,950,428
AVEVA Group plc	64,794	1,741,408
Aviva plc	2,027,002	10,875,121
BAE Systems plc	1,699,471	15,697,429
Barclays plc	8,972,312	16,492,374
Barratt Developments plc	539,234	3,299,056
Berkeley Group Holdings plc *	59,001	2,992,324
BP plc	10,531,767	50,845,195
British American Tobacco plc	1,162,410	48,719,334
BT Group plc	4,742,622	10,517,170
Bunzl plc	181,100	6,986,951
Burberry Group plc	219,010	4,322,262
Coca-Cola HBC AG *	106,795	2,165,149
Compass Group plc	949,264	20,031,214
Croda International plc	74,642	7,249,721
DCC plc	52,240	3,958,170
Diageo plc	1,242,417	61,982,760
Entain plc *	312,010	5,862,769
Experian plc	495,000	17,094,503
Ferguson plc	118,896	14,915,407
GlaxoSmithKline plc	2,687,580	60,584,990
Glencore plc *	5,288,319	32,584,845
Halma plc	201,076	6,172,134
Hargreaves Lansdown plc	194,432	2,225,925
Hikma Pharmaceuticals plc	89,769	2,108,711
HSBC Holdings plc	10,859,060	67,859,662
Imperial Brands plc	501,454	10,438,031
Informa plc *	810,232	5,747,701
InterContinental Hotels Group plc	96,404	6,154,405
Intertek Group plc	86,002	5,359,208
J. Sainsbury plc	945,153	2,757,724
J.D. Sports Fashion plc	1,410,707	2,324,387
Johnson Matthey plc	100,741	2,771,213
Kingfisher plc	1,102,146	3,475,694
Land Securities Group plc	377,828	3,543,486
Legal & General Group plc	3,184,165	9,925,345
Lloyds Banking Group plc	37,810,810	21,475,129
London Stock Exchange Group plc	175,546	17,307,388
M&G plc	1,368,672	3,633,748
Melrose Industries plc	2,312,829	3,360,765
Mondi plc	255,976	4,808,757
National Grid plc	1,928,206	28,647,301
Natwest Group plc	2,996,627	8,039,311
Next plc	72,148	5,403,933
NMC Health plc *(c)	48,950	0
Ocado Group plc *	256,714	2,935,947
Pearson plc	402,798	3,911,090
Persimmon plc	173,610	4,521,545
Phoenix Group Holdings plc	361,735	2,739,926
Prudential plc	1,471,424	18,316,953
Reckitt Benckiser Group plc	380,925	29,706,650
RELX plc	1,032,584	30,761,174
Rentokil Initial plc	997,229	6,849,239
Rio Tinto plc	599,688	42,371,642
Rolls-Royce Holdings plc *	4,482,177	4,594,950
Schroders plc	67,641	2,387,743
Segro plc	638,386	10,687,924
Severn Trent plc	132,590	5,210,991
Shell plc	4,110,873	110,360,052
Smith & Nephew plc	466,633	7,563,448
Smiths Group plc	212,844	3,894,895
Spirax-Sarco Engineering plc	39,685	5,988,289
SSE plc	571,641	13,276,834
St. James's Place plc	289,874	4,658,154
Standard Chartered plc	1,386,438	9,478,136
Taylor Wimpey plc	1,953,494	3,072,370
Tesco plc	4,112,667	13,972,037
The British Land Co., plc	473,989	3,053,160

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
The Sage Group plc	555,623	5,098,724
Unilever plc	1,372,888	63,825,725
United Utilities Group plc	368,741	5,298,958
Vodafone Group plc	14,608,278	22,116,333
Whitbread plc *	108,072	3,772,452
WPP plc	624,866	7,788,869
		1,250,035,671
Total Common Stocks (Cost $6,588,910,824)		7,917,654,619

PREFERRED STOCKS 0.5% OF NET ASSETS

Germany 0.5%
Bayerische Motoren Werke AG	31,673	2,333,304
FUCHS PETROLUB SE	34,883	1,100,253
Henkel AG & Co. KGaA	93,212	5,985,264
Porsche Automobil Holding SE	83,321	6,872,307
Sartorius AG	14,109	5,289,881
Volkswagen AG	98,673	15,281,134
		36,862,143
Total Preferred Stocks (Cost $36,695,570)		36,862,143

SECURITY	NUMBER OF SHARES/ FACE AMOUNT	VALUE ($)
SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29% (d)(e)	16,371,298	16,371,298

Time Deposits 0.3%
BNP Paribas SA
CHF
(1.40%), 05/02/22 (f)(g)	353,809	363,720
EUR
(0.78%), 05/02/22 (f)(g)	3,567,190	3,763,208
USD
0.13%, 05/02/22 (f)	21,259,976	21,259,976
Brown Brothers Harriman & Co.
AUD
(0.12%), 05/02/22 (f)(g)	114,616	80,982
CAD
0.36%, 05/02/22 (f)	106,445	82,859
DKK
(0.69%), 05/02/22 (f)(g)	1,936,568	274,644
GBP
0.24%, 05/03/22 (f)	848,611	1,067,086
HKD
0.00%, 05/03/22 (f)(g)	1,617,777	206,165
SECURITY	NUMBER OF SHARES/ FACE AMOUNT	VALUE ($)
NOK
0.21%, 05/02/22 (f)	740,944	78,997
NZD
0.08%, 05/02/22 (f)	211,287	136,407
SEK
(0.22%), 05/02/22 (f)(g)	1,186,854	120,868
SGD
0.08%, 05/04/22 (f)	473,043	342,053
		27,776,965
Total Short-Term Investments (Cost $44,148,263)		44,148,263
Total Investments in Securities (Cost $6,669,754,657)		7,998,665,025

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/17/22	779	77,767,570	(4,429,453)

*	Non-income producing security.
(a)	Securities are traded on separate exchanges for the same entity.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $14,929,008.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.
(f)	The rate shown is the current daily overnight rate. Face amount is disclosed in local currency.
(g)	A zero or negative rate is the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
AUD —	Australian Dollar
CAD —	Canadian Dollar
CHF —	Swiss Franc
DKK —	Danish Krone
EUR —	Euro
GBP —	British Pound
HKD —	Hong Kong Dollar
NOK —	Norwegian Krone
NZD —	New Zealand Dollar
SEK —	Swedish Krona
SGD —	Singapore Dollar
USD —	U.S. Dollar

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$4,964,315,267	$—	$4,964,315,267
Hong Kong	17,099,532	216,789,762	—	233,889,294
Ireland	9,414,102	38,483,559	—	47,897,661
Israel	20,931,654	36,648,888	—	57,580,542
Netherlands	8,806,560	323,640,972	—	332,447,532
Norway	1,039,672	59,548,638	—	60,588,310
Portugal	—	16,901,749	0*	16,901,749
Singapore	15,842,588	99,497,421	—	115,340,009
Switzerland	11,483,379	827,175,205	—	838,658,584
United Kingdom	—	1,250,035,671	0*	1,250,035,671
Preferred Stocks[1]	—	36,862,143	—	36,862,143
Short-Term Investments[1]	—	27,776,965	—	27,776,965
Money Market Funds	16,371,298	—	—	16,371,298
Liabilities
Futures Contracts[2]	(4,429,453)	—	—	(4,429,453)
Total	$96,559,332	$7,897,676,240	$—	$7,994,235,572

*	Level 3 amount shown includes securities determined to have no value at April 30, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $6,669,754,657) including securities on loan of $14,929,008		$7,998,665,025
Foreign currency, at value (cost $330,717)		322,755
Deposit with broker for futures contracts		5,738,330
Receivables:
Dividends		31,593,056
Foreign tax reclaims		18,987,808
Fund shares sold		10,838,245
Investments sold		9,496
Income from securities on loan	+	1,806
Total assets		8,066,156,521
Liabilities
Collateral held for securities on loan		16,371,298
Payables:
Fund shares redeemed		5,993,748
Variation margin on futures contracts		1,052,658
Investment adviser fees	+	639,062
Total liabilities		24,056,766
Net assets		$8,042,099,755
Net Assets by Source
Capital received from investors		$7,178,230,890
Total distributable earnings	+	863,868,865
Net assets		$8,042,099,755

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,042,099,755		389,980,653		$20.62

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $12,979,287)		$125,452,994
Securities on loan, net	+	158,786
Total investment income		125,611,780
Expenses
Investment adviser fees		2,576,614
Professional fees	+	14,603*
Total expenses		2,591,217
Expense reduction	–	14,603*
Net expenses	–	2,576,614
Net investment income		123,035,166
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(47,175,647)
Net realized losses on futures contracts		(3,161,002)
Net realized losses on foreign currency transactions	+	(674,871)
Net realized losses		(51,011,520)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(1,217,537,476)
Net change in unrealized appreciation (depreciation) on futures contracts		(4,975,443)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(2,523,088)
Net change in unrealized appreciation (depreciation)	+	(1,225,036,007)
Net realized and unrealized losses		(1,276,047,527)
Decrease in net assets resulting from operations		($1,153,012,361)

*	Professional fees associated with the filing of tax claims in the European Union deemed to be non-routine expenses of the fund. See financial notes 2(d) and 4 for additional information.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$123,035,166	$220,308,471
Net realized losses		(51,011,520)	(12,480,045)
Net change in unrealized appreciation (depreciation)	+	(1,225,036,007)	1,870,184,169
Increase (decrease) in net assets resulting from operations		($1,153,012,361)	$2,078,012,595
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($287,643,160)	($134,266,147)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		52,472,608	$1,194,752,234	84,577,903	$1,955,546,476
Shares reinvested		8,669,014	198,780,492	4,139,456	90,364,312
Shares redeemed	+	(30,376,427)	(691,999,522)	(49,400,102)	(1,145,927,182)
Net transactions in fund shares		30,765,195	$701,533,204	39,317,257	$899,983,606
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		359,215,458	$8,781,222,072	319,898,201	$5,937,492,018
Total increase (decrease)	+	30,765,195	(739,122,317)	39,317,257	2,843,730,054
End of period		389,980,653	$8,042,099,755	359,215,458	$8,781,222,072

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Equity Index Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the trusts) are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2065 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab International Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab International Opportunities Fund	Schwab Target 2010 Index Fund
Schwab Balanced Fund	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Health Care Fund	Schwab Target 2040 Index Fund
Schwab International Core Equity Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab Target 2065 Index Fund
Schwab Target 2030 Fund	Schwab Monthly Income Fund – Moderate Payout
Schwab Target 2035 Fund	Schwab Monthly Income Fund – Enhanced Payout
Schwab Target 2040 Fund	Schwab Monthly Income Fund – Maximum Payout

SCHWAB INVESTMENTS (ORGANIZED OCTOBER 26, 1990)
Schwab 1000 Index Fund	Schwab Tax-Free Bond Fund
Schwab Treasury Inflation Protected Securities Index Fund	Schwab California Tax-Free Bond Fund
Schwab U.S. Aggregate Bond Index Fund	Schwab Opportunistic Municipal Bond Fund
Schwab Short-Term Bond Index Fund	Schwab Global Real Estate Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•   Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2022 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Securities Lending: Under the trusts’ Securities Lending Program, a fund (lender), may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid

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Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of April 30, 2022, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, Schwab U.S. Mid-Cap Index Fund and Schwab International Index Fund had securities on loan, all of which were classified as common stocks and rights. The value of the securities on loan and the related collateral as of April 30, 2022, if any, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Cash Management Transactions: The funds, except for Schwab 1000 Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund and Schwab U.S. Mid-Cap Index Fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances, however, interest rates may be negative due to overnight rates at the central bank of the denominated currency. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed.
Central Securities Depositories Regulation: Effective February 1, 2022, the Central Securities Depositories Regulation (CSDR) introduced new measures for the authorization and supervision of European Union Central Security Depositories and sets out to create a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The Schwab International Index Fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. At this time, management believes the adoption of CSDR will not have a material impact to the financial statements.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

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Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab International Index Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. For additional details see Affiliates and Affiliated Transactions in financial note 4, Other Affiliated Transactions.
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between the investment adviser and each trust, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes accrued as of April 30, 2022, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

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Schwab Equity Index Funds
Financial Notes, unaudited (continued)

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectuses, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in an index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for a fund.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Sampling Index Tracking Risk. To the extent a fund uses sampling techniques, a fund will not fully replicate its index and may hold securities not included in the index. As a result, a fund will be subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Concentration Risk. To the extent that a fund’s or its respective index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Value Investing Risk. Certain funds emphasize a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting,

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Schwab Equity Index Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary Receipts, Global Depositary Receipts (GDRs) and European Depositary Receipts, which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Derivatives Risk. A fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are futures and options on futures. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Advisory Agreement between the investment adviser and each trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB S&P 500 INDEX FUND	SCHWAB 1000 INDEX FUND	SCHWAB SMALL-CAP INDEX FUND	SCHWAB TOTAL STOCK MARKET INDEX FUND	SCHWAB U.S. LARGE-CAP GROWTH INDEX FUND	SCHWAB U.S. LARGE-CAP VALUE INDEX FUND	SCHWAB U.S. MID-CAP INDEX FUND	SCHWAB INTERNATIONAL INDEX FUND
0.02%	0.05%	0.04%	0.03%	0.035%	0.035%	0.04%	0.06%

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Schwab Equity Index Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to the Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of April 30, 2022, as applicable:
	UNDERLYING FUNDS
	SCHWAB S&P 500 INDEX FUND	SCHWAB SMALL-CAP INDEX FUND	SCHWAB U.S. LARGE-CAP GROWTH INDEX FUND	SCHWAB U.S. MID-CAP INDEX FUND	SCHWAB INTERNATIONAL INDEX FUND
Schwab MarketTrack All Equity Portfolio	0.4%	1.4%	4.2%	—%	1.3%
Schwab MarketTrack Balanced Portfolio	0.2%	0.6%	1.9%	—%	0.5%
Schwab MarketTrack Conservative Portfolio	0.1%	0.2%	0.6%	—%	0.2%
Schwab MarketTrack Growth Portfolio	0.4%	1.4%	3.2%	—%	1.0%
Schwab Target 2010 Fund	0.0%*	—%	—%	0.0%*	—%
Schwab Target 2015 Fund	0.0%*	—%	—%	0.1%	—%
Schwab Target 2020 Fund	0.1%	—%	—%	0.4%	—%
Schwab Target 2025 Fund	0.1%	—%	—%	0.7%	—%
Schwab Target 2030 Fund	0.3%	—%	—%	1.5%	—%
Schwab Target 2035 Fund	0.2%	—%	—%	0.9%	—%
Schwab Target 2040 Fund	0.3%	—%	—%	1.8%	—%
Schwab Target 2045 Fund	0.1%	—%	—%	0.4%	—%
Schwab Target 2050 Fund	0.1%	—%	—%	0.4%	—%
Schwab Target 2055 Fund	0.0%*	—%	—%	0.3%	—%
Schwab Target 2060 Fund	0.0%*	—%	—%	0.1%	—%
Schwab Target 2065 Fund	0.0%*	—%	—%	0.0%*	—%

*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2(d) were non-routine expenses. The investment adviser agreed to pay these professional fees on behalf of the Schwab International Index Fund, subject to reimbursement to the extent the fund is able to successfully recover taxes withheld in the future.
For the period ended April 30, 2022, the professional fees incurred by the Schwab International Index Fund and paid by the investment adviser were $14,603, as shown in the Statement of Operations.
For the period ended October 31, 2021, the Schwab International Index Fund received a positive judgment of previously withheld foreign taxes from Finland. The Schwab International Index Fund has recorded a $435,984 (including $5,289 in interest) receivable while awaiting payment from Finland. In addition, the Schwab International Index Fund recorded a payable of $212,425 due to the investment adviser for professional fees that were subject to reimbursement. The above amounts are reflected in the Schwab International Index Fund’s Statement of Assets and Liabilities. Amounts recorded as receivable and payable will be extinguished upon receipt of payment from Finland.
For the six-months ended April 30, 2022, the Schwab International Index Fund did not recover any previously withheld foreign taxes and made no reimbursements to the investment adviser.
As of April 30, 2022, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the Schwab International Index Fund to the investment adviser was $14,603.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.

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Schwab Equity Index Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended April 30, 2022, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab S&P 500 Index Fund	$145,544,546	$53,500,774	($9,753,861)
Schwab 1000 Index Fund	13,127,546	10,858,991	(63,244)
Schwab Small-Cap Index Fund	20,774,262	40,100,510	(9,721,069)
Schwab Total Stock Market Index Fund	33,850,304	31,148,972	(7,767,456)
Schwab U.S. Large-Cap Growth Index Fund	1,863,941	1,078,832	(284,193)
Schwab U.S. Large-Cap Value Index Fund	1,090,116	1,198,310	(157,055)
Schwab U.S. Mid-Cap Index Fund	1,582,449	1,408,603	(409,291)
Schwab International Index Fund	12,276	7,736,559	(2,046,654)

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The funds do not pay any interested or non-interested (independent trustees) trustees. The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), maturing on September 29, 2022. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 29, 2022. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
The funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The value and variation margin for futures contracts held at April 30, 2022 are presented in the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized gains (losses) and net change in unrealized appreciation (depreciation) on futures contracts are presented in the Statement of Operations, if any. Refer to financial note 2(b) for the funds’

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Schwab Equity Index Funds
Financial Notes, unaudited (continued)

7. Derivatives (continued):
accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended April 30, 2022, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab S&P 500 Index Fund	$363,781,386	1,617
Schwab 1000 Index Fund	55,829,020	247
Schwab Small-Cap Index Fund	33,084,304	310
Schwab Total Stock Market Index Fund	90,836,382	468
Schwab U.S. Large-Cap Growth Index Fund	3,831,334	27
Schwab U.S. Large-Cap Value Index Fund	2,750,683	32
Schwab U.S. Mid-Cap Index Fund	4,229,716	16
Schwab International Index Fund	57,834,211	529

8. Purchases and Sales of Investment Securities:
For the period ended April 30, 2022, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab S&P 500 Index Fund	$3,996,076,506	$503,529,476
Schwab 1000 Index Fund	197,276,131	55,894,573
Schwab Small-Cap Index Fund	584,693,839	221,669,961
Schwab Total Stock Market Index Fund	1,131,457,741	165,898,082
Schwab U.S. Large-Cap Growth Index Fund	149,339,283	12,928,269
Schwab U.S. Large-Cap Value Index Fund	88,255,094	16,780,738
Schwab U.S. Mid-Cap Index Fund	174,439,087	28,484,434
Schwab International Index Fund	710,558,388	194,782,075
During the period ended April 30, 2022, the following funds had transactions in connection with in-kind transactions:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab 1000 Index Fund	$—	$70,468,259
For the period ended April 30, 2022, where applicable, the funds realized net capital gains or losses resulting from in-kind redemptions. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized gains or losses on sales of in-kind redemptions for the period ended April 30, 2022, are disclosed in the funds’ Statements of Operations.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

9. Federal Income Taxes:
As of April 30, 2022, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab S&P 500 Index Fund	$29,291,328,754	$35,122,487,101	($920,472,243)	$34,202,014,858
Schwab 1000 Index Fund	3,206,399,347	9,590,282,627	(280,901,463)	9,309,381,164
Schwab Small-Cap Index Fund	4,736,269,899	1,709,872,727	(849,374,040)	860,498,687
Schwab Total Stock Market Index Fund	9,319,292,210	7,995,163,838	(547,062,505)	7,448,101,333
Schwab U.S. Large-Cap Growth Index Fund	688,115,642	188,314,228	(35,908,480)	152,405,748
Schwab U.S. Large-Cap Value Index Fund	526,576,765	106,259,509	(16,677,208)	89,582,301
Schwab U.S. Mid-Cap Index Fund	794,618,334	159,428,442	(54,329,062)	105,099,380
Schwab International Index Fund	6,907,535,501	1,636,510,148	(549,810,077)	1,086,700,071
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2021, the funds had capital loss carryforwards available as follows:

Schwab S&P 500 Index Fund	$—
Schwab 1000 Index Fund	—
Schwab Small-Cap Index Fund	—
Schwab Total Stock Market Index Fund	—
Schwab U.S. Large-Cap Growth Index Fund	—
Schwab U.S. Large-Cap Value Index Fund	—
Schwab U.S. Mid-Cap Index Fund	—
Schwab International Index Fund	209,234,970
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2022. The tax-basis components of distributions paid during the year ended October 31, 2021 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab S&P 500 Index Fund	$913,293,066	$—
Schwab 1000 Index Fund	189,179,998	117,107,001
Schwab Small-Cap Index Fund	57,108,519	72,781,270
Schwab Total Stock Market Index Fund	218,157,695	—
Schwab U.S. Large-Cap Growth Index Fund	3,820,481	—
Schwab U.S. Large-Cap Value Index Fund	7,759,956	—
Schwab U.S. Mid-Cap Index Fund	8,319,433	—
Schwab International Index Fund	134,266,147	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):
As of October 31, 2021, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended October 31, 2021, the funds did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust and Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 103 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	103	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	103	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	103	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	103	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired.	103	Director (2008 – present), KLA-Tencor Corporation

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	103	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	103	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director and Chief Executive Officer (Oct. 2008 – present) and President (Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director (May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present), Chief Executive Officer (Aug. 2017 – present), and President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.	103	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Managing Director (Jan. 2022 – present), Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (Feb. 2018 – Apr. 2022), The Charles Schwab Corporation; Managing Director (May 2022 – present) and Senior Executive Vice President (July 2015 – May 2022), Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – Apr. 2020), Charles Schwab Bank, SSB; Director (Nov. 2017 – Apr. 2020), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present) and Chief Financial Officer (Feb. 2016 – Aug. 2017), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	103	None

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Director (Mar. 2019 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Managing Director (May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Director (July 2020 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Chief Executive Officer (Jan. 2022 – present) and Chief Investment Officer (Apr. 2011 – present), Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg US Aggregate Bond Index  An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones U.S. Total Stock Market Index  An index which includes all U.S. equity issues with readily available prices. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
International Spliced Index  An internally calculated index comprised of the Schwab International Index from inception of the Schwab International Index Fund until the close of business on December 20, 2011, the MSCI EAFE Index from December 21, 2011 until the close of business on February 28, 2013, and the MSCI EAFE Index (Net) from March 1, 2013 forward.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities  Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Growth Index  An index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 1000 Value Index  An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell Midcap Index   An index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
Schwab 1000 Index  A float-adjusted market capitalization weighted index developed by Charles Schwab & Co., Inc. that represents the performance of the largest 1,000 publicly traded companies in the United States. As a result of corporate actions, the index may be comprised of more or less than 1,000 securities.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Equity Index Funds  |  Semiannual Report

Notes

Schwab Equity Index Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2022 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13562-26
00274697

Semiannual Report  |  April 30, 2022
Schwab Active Equity Funds

Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund

Schwab Active Equity Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.
1
Schwab Active Equity Funds  |  Semiannual Report

Schwab Active Equity Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Return for the 6 Months Ended April 30, 2022
Schwab Core Equity Fund (Ticker Symbol: SWANX)	-8.17%
S&P 500® Index	-9.65%
Fund Category: Morningstar Large Blend[1]	-9.87%
Performance Details	pages 7-8

Schwab Dividend Equity Fund[2] (Ticker Symbol: SWDSX)	-3.01%
Russell 1000® Value Index	-3.94%
Fund Category: Morningstar Large Value[1]	-2.30%
Performance Details	pages 9-10

Schwab Large-Cap Growth Fund (Ticker Symbol: SWLSX)	-15.25%
Russell 1000® Growth Index	-17.84%
Fund Category: Morningstar Large Growth[1]	-21.15%
Performance Details	pages 11-12

Schwab Small-Cap Equity Fund (Ticker Symbol: SWSCX)	-11.05%
Russell 2000® Index	-18.38%
Fund Category: Morningstar Small Blend[1]	-12.59%
Performance Details	pages 13-14

Schwab Health Care Fund[2] (Ticker Symbol: SWHFX)	-3.82%
Dow Jones Global Health Care Index	-7.70%
Fund Category: Morningstar Health[1]	-17.94%
Performance Details	pages 15-16

Schwab International Core Equity Fund[2] (Ticker Symbol: SICNX)	-12.42%
MSCI EAFE® Index (Net)[3]	-11.80%
Fund Category: Morningstar Foreign Large Blend[1]	-12.88%
Performance Details	pages 17-18
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
2
Schwab Active Equity Funds  |  Semiannual Report

Schwab Active Equity Funds
The Investment Environment

For the six-month reporting period ended April 30, 2022, U.S. and international equity markets lost ground. U.S. equity markets ended 2021 with strong gains, with several key U.S. market indices repeatedly hitting record highs through early January 2022, despite persisting COVID-19 pandemic-driven stresses on the global economy and the emergence and spread of the Omicron variant. International developed equity markets also rose during December 2021, although less robustly. However, beginning in early 2022, both U.S. and international equity markets declined in reaction to growing headwinds including accelerating inflation and an increasing likelihood of higher interest rates. In late February 2022, Russia’s invasion of Ukraine drove oil prices above $100 per barrel for the first time since 2014 and roiled stock markets around the world. The U.S. dollar rose against a basket of foreign currencies, ending the reporting period significantly stronger and generally reducing the returns of overseas investments in U.S. dollar terms. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned -9.65%. U.S. small-cap stocks underperformed U.S. large-cap stocks, with the Russell 2000® Index and the Russell 1000® Index returning -18.38% and -11.29%, respectively. Outside the U.S., the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -11.80% for the reporting period.
The U.S. economy continued its recovery from the dramatic impact of the COVID-19 pandemic through the end of 2021, with U.S. gross domestic product (GDP) posting a 6.9% annualized growth rate for the fourth quarter of 2021 due to increasing inventories, exports, and personal consumption expenditures. However, amid fading government stimuli, ongoing supply chain disruptions, persisting inflation, and a widening U.S. trade deficit, GDP decreased at an annualized rate of -1.5% for the first quarter of 2022. The unemployment rate, which has fallen steadily since skyrocketing in April 2020, ended the reporting period at its lowest level since February 2020. Inflation, once thought to be transitory, rose throughout the reporting period, ending March 2022 at its highest level in more than 40 years before dropping slightly in April 2022, due to imbalances in the labor market, supply chain bottlenecks, and soaring energy costs.
Asset Class Performance Comparison % returns during the 6 months ended April 30, 2022

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and Schwab Asset Management.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Active Equity Funds
The Investment Environment (continued)

Outside the United States, global economies continued to wrestle with the fallout of the COVID-19 pandemic, including the emergence and spread of the Omicron variant, as well as steepening energy costs, rising inflation, and the war in Ukraine. After spiking to over $120 per barrel in early March 2022 as sanctions were imposed on Russian imports, oil prices ended the reporting period at just under $105 per barrel. The eurozone posted small gains in GDP growth for the fourth quarter of 2021 and the first quarter of 2022 but was heavily impacted by the war in Ukraine and associated spikes in commodity prices. The United Kingdom also posted positive GDP growth in the fourth quarter of 2021 and first quarter of 2022, driven, in part, by increases in COVID-19 testing and tracing and an expansion of its COVID-19 vaccination program. Japan’s economy expanded in the fourth quarter of 2021. Its rising growth was attributed to increases in household consumption and business investment amid a decline in COVID-19 cases and the easing of restrictions. Among emerging markets, China’s GDP growth rate remained positive, increasing slightly for the first quarter of 2022 over the previous quarter. However, China faced multiple headwinds including the political landscape and an emphasis on domestic consumption over globalization, as well as a property downturn, supply chain issues, and growing COVID-19 outbreaks. India posted positive gains in GDP in the final quarter of 2021 on rising consumer demand and a rapid decline in COVID-19 cases.
Monetary policies around the world varied. In the United States, although the U.S. Federal Reserve (Fed) continued to maintain the federal funds rate in a range of 0.00% to 0.25% through much of the reporting period, its stance shifted as inflation continued to rise and indicators of economic activity and employment continued to strengthen. In November 2021, the Fed began scaling back its bond-buying program, subsequently accelerating its wind-down in December 2021, and ending it altogether in early March 2022. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate by 0.25% in mid-March 2022, to a range of 0.25% to 0.50%, with expectations of multiple rate increases throughout the remainder of 2022 to achieve the Fed’s goal of a return to price stability. The European Central Bank held its policy rate at 0.00%, unchanged since March 2016, but accelerated the pace of reducing its asset purchase program, which it said could end in the third quarter of 2022 if inflation persists. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and indicated that it would maintain its ultra-loose monetary policy despite growing inflation, even as its global counterparts sought to exit from crisis-mode policies. The Bank of England, on the other hand, raised its key official bank rate three times during the reporting period, from 0.1% to 0.75%, citing inflationary pressures. Monetary policies in emerging markets were also mixed. China cut its interest rate twice over the reporting period. Indonesia and India maintained their low policy rates implemented in 2020 and 2021. Central banks in Mexico, Brazil, and Pakistan raised their rates multiple times over the reporting period, as a result of a stronger-than-expected recovery or to counteract the impacts of inflation. Russia, notably, raised its interest rate to 20% in late February 2022 amid the broadening fallout of Western sanctions in retaliation against Russia’s invasion of Ukraine, but subsequently reduced it twice.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Active Equity Funds
Fund Management

Bill McMahon, CFA, Managing Director and Chief Investment Officer of Active Equity Strategies for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab Large-Cap Growth Fund, Schwab Core Equity Fund, and Schwab Dividend Equity Fund. Mr. McMahon has more than 20 years of experience in the financial services industry. Prior to his current role, Mr. McMahon was an SVP in Charles Schwab Investment Advisory, Inc. (CSIA), serving as CIO and as a member of the portfolio management team for the ThomasPartners Strategies. Mr. McMahon co-founded ThomasPartners, Inc. in 2001 and served as partner of the firm until its acquisition by the Charles Schwab Corporation in 2012 and subsequent merger with CSIA in 2018. Mr. McMahon began his career at State Street Corporation, with the latter half of his tenure with State Street Global Advisors.

Iain Clayton, CFA, FRM, Senior Portfolio Manager and Head of Quantitative Portfolio Management for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab Core Equity Fund, Schwab International Core Equity Fund, Schwab Small-Cap Equity Fund, and Schwab Health Care Fund. Prior to joining Schwab in 2013, Mr. Clayton spent more than five years at SSI Investment Management where he was a portfolio manager and the director of quantitative research. In these roles, Mr. Clayton co-managed multiple investment strategies and developed quantitative models and valuation approaches. From 2004 to 2008, he worked as a portfolio manager and director at RCM Capital Management (now known as Allianz Global Investors) and helped manage various equity portfolios and developed fundamental-based stock selection models. Prior to that, he was a vice president at Eureka Investment Advisors for almost three years and also served as a senior quantitative analyst and assistant portfolio manager. He has also worked as a quantitative research analyst at RCM Capital Management.

Brian Hillburn, CFA, Senior Portfolio Manager and the Director of Fundamental Research for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab Core Equity Fund. Mr. Hillburn also provides fundamental equity research coverage for the ThomasPartners Strategies and the Schwab Active Equity Funds. Previously, Mr. Hillburn was a senior equity research analyst for the ThomasPartners Strategies at Schwab Asset Management. Prior to joining the ThomasPartners Strategies, Mr. Hillburn was an equity analyst at Rockland Trust, and earlier positions include equity research analysis roles on mutual fund teams at Wells Capital and Morgan Stanley Investment Management.

Wei Li, Ph.D., CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Core Equity Fund, Schwab Dividend Equity Fund, Schwab Small-Cap Equity Fund, and Schwab Health Care Fund. Prior to joining Schwab in 2012, Ms. Li spent more than 10 years at Barclays Global Investors (now known as BlackRock), where she held a number of positions. From 2001 to 2009, she worked in various roles in the global advanced active group, including portfolio management and quantitative research for both U.S. and international equity markets. After 2009, she worked in the defined contribution research and product development area for almost two years.

Gretchen Novak, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Large-Cap Growth Fund. Ms. Novak also provides fundamental equity research coverage of certain industry sectors for the ThomasPartners Strategies and the Schwab Active Equity Funds. Previously, Ms. Novak was a director and senior equity research analyst for the ThomasPartners Strategies at Schwab Asset Management. Prior to joining the ThomasPartners Strategies, Ms. Novak was a senior portfolio manager at Mazama Capital Management, Inc., where she oversaw the equity research and portfolio management of the firm’s consumer discretionary and staples sectors. Prior to Mazama Capital, Ms. Novak was an equity analyst at Cramer Rosenthal McGlynn, LLC.

Jim Serhant, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Dividend Equity Fund and the ThomasPartners Balanced Strategies. Mr. Serhant also provides fundamental equity research coverage of certain industry sectors for the ThomasPartners Strategies and the Schwab Active Equity Funds. Prior to joining Schwab in 2016, Mr. Serhant was an executive vice president at Hartford Investment Management where he was the head of high yield and a senior portfolio manager, overseeing the credit research and portfolio management of the firm’s high yield strategies. Previously, he was a fixed income analyst at Delaware Investments and JP Morgan.

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Schwab Active Equity Funds  |  Semiannual Report

Schwab Active Equity Funds
Fund Management (continued)

Holly Emerson, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Large-Cap Growth Fund and Schwab Small-Cap Equity Fund. Prior to joining Schwab in 2014, Ms. Emerson spent nearly 10 years at Algert Coldiron Investors LLC (now known as Algert Global), a quantitative market-neutral hedge fund manager. She held a number of positions at Algert, including assistant portfolio manager and director of operations. In her various roles, she acted as the lead portfolio manager for the Canadian fund, conducted macroeconomic research, and managed relationships with prime brokerage investment banks.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Core Equity Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Core Equity Fund (7/1/96)	-8.17%	-0.21%	10.76%	11.75%
S&P 500® Index	-9.65%	0.21%	13.66%	13.67%
Fund Category: Morningstar Large Blend[3]	-9.87%	-1.68%	11.99%	12.20%
Fund Expense Ratio[4]: 0.73%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 7, 2012, the Schwab Premier Equity Fund merged into the fund.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Core Equity Fund
Performance and Fund Facts as of April 30, 2022

Statistics
Number of Holdings	58
Weighted Average Market Cap (millions)	$628,889
Price/Earnings Ratio (P/E)	20.0
Price/Book Ratio (P/B)	3.9
Portfolio Turnover Rate	14% [1]
Sector Weightings % of Investments2

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Dividend Equity Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Dividend Equity Fund (9/2/03)	-3.01%	2.46%	6.74%	8.89%
Russell 1000® Value Index	-3.94%	1.32%	9.06%	11.17%
Dividend Equity Spliced Index	-3.94%	1.32%	9.06%	11.06%
S&P 500® Index	-9.65%	0.21%	13.66%	13.67%
Fund Category: Morningstar Large Value[3]	-2.30%	3.13%	9.59%	10.73%
Fund Expense Ratios[4]: Net 0.89%; Gross 0.90%

Yields1
30-Day SEC Yield	1.91%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing. See financial note 2 for more information.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Dividend Equity Fund
Performance and Fund Facts as of April 30, 2022

Statistics
Number of Holdings	64
Weighted Average Market Cap (millions)	$275,011
Price/Earnings Ratio (P/E)	16.1
Price/Book Ratio (P/B)	3.0
Portfolio Turnover Rate	12% [1]
Sector Weightings % of Investments2

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Large-Cap Growth Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Large-Cap Growth Fund (10/3/05)	-15.25%	-3.33%	13.59%	13.11%
Russell 1000® Growth Index	-17.84%	-5.35%	17.28%	15.56%
Fund Category: Morningstar Large Growth[2]	-21.15%	-12.09%	14.08%	13.19%
Fund Expense Ratios[3]: Net 0.99%; Gross 1.02%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
11
Schwab Active Equity Funds  |  Semiannual Report

Schwab Large-Cap Growth Fund
Performance and Fund Facts as of April 30, 2022

Statistics1
Number of Holdings	66
Weighted Average Market Cap (millions)	$903,735
Price/Earnings Ratio (P/E)	26.6
Price/Book Ratio (P/B)	8.7
Portfolio Turnover Rate	11% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.
12
Schwab Active Equity Funds  |  Semiannual Report

Schwab Small-Cap Equity Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Equity Fund (7/1/03)	-11.05%	-5.95%	6.65%	10.66%
Russell 2000® Index	-18.38%	-16.87%	7.24%	10.06%
Fund Category: Morningstar Small Blend[2]	-12.59%	-9.66%	7.41%	9.91%
Fund Expense Ratio[3]: 1.08%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Small-Cap Equity Fund
Performance and Fund Facts as of April 30, 2022

Statistics
Number of Holdings	307
Weighted Average Market Cap (millions)	$3,128
Price/Earnings Ratio (P/E)	10.6
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate	48% [1]
Sector Weightings % of Investments2

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
14
Schwab Active Equity Funds  |  Semiannual Report

Schwab Health Care Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Health Care Fund (7/3/00)	-3.82%	6.41%	11.24%	13.62%
Dow Jones Global Health Care Index	-7.70%	-0.27%	11.03%	12.66%
S&P 500® Index	-9.65%	0.21%	13.66%	13.67%
Fund Category: Morningstar Health[3]	-17.94%	-13.95%	8.85%	13.01%
Fund Expense Ratio[4]: 0.80%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Since the Schwab Health Care Fund focuses its investments on companies involved in a specific sector, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.
[1]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing. See financial note 2 for more information.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
15
Schwab Active Equity Funds  |  Semiannual Report

Schwab Health Care Fund
Performance and Fund Facts as of April 30, 2022

Statistics
Number of Holdings	89
Weighted Average Market Cap (millions)	$171,609
Price/Earnings Ratio (P/E)	20.3
Price/Book Ratio (P/B)	5.0
Portfolio Turnover Rate	28% [1]
Industry Weightings % of Investments

Top Equity Holdings % of Net Assets2

Portfolio holdings may have changed since the report date.
Source of Industry Classification: S&P and MSCI.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.
16
Schwab Active Equity Funds  |  Semiannual Report

Schwab International Core Equity Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Core Equity Fund (5/30/08)	-12.42%	-8.62%	1.61%	5.35%
MSCI EAFE® Index (Net)[3]	-11.80%	-8.15%	4.77%	5.77%
Fund Category: Morningstar Foreign Large Blend[4]	-12.88%	-10.29%	4.37%	5.34%
Fund Expense Ratio[5]: 0.86%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing. See financial note 2 for more information.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
17
Schwab Active Equity Funds  |  Semiannual Report

Schwab International Core Equity Fund
Performance and Fund Facts as of April 30, 2022

Statistics
Number of Holdings	164
Weighted Average Market Cap (millions)	$83,326
Price/Earnings Ratio (P/E)	11.0
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate	53% [1]
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets2
Top Country Weightings % of Investments3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
18
Schwab Active Equity Funds  |  Semiannual Report

Schwab Active Equity Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2021 and held through April 30, 2022.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 11/1/21	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 4/30/22	EXPENSES PAID DURING PERIOD 11/1/21-4/30/22[2]
Schwab Core Equity Fund
Actual Return	0.73%	$1,000.00	$ 918.30	$3.47
Hypothetical 5% Return	0.73%	$1,000.00	$1,021.17	$3.66
Schwab Dividend Equity Fund
Actual Return	0.89%	$1,000.00	$ 969.90	$4.35
Hypothetical 5% Return	0.89%	$1,000.00	$1,020.38	$4.46
Schwab Large-Cap Growth Fund
Actual Return	0.99%	$1,000.00	$ 847.50	$4.53
Hypothetical 5% Return	0.99%	$1,000.00	$1,019.89	$4.96
Schwab Small-Cap Equity Fund
Actual Return	1.09%	$1,000.00	$ 889.50	$5.11
Hypothetical 5% Return	1.09%	$1,000.00	$1,019.39	$5.46
Schwab Health Care Fund
Actual Return	0.80%	$1,000.00	$ 961.80	$3.89
Hypothetical 5% Return	0.80%	$1,000.00	$1,020.83	$4.01
Schwab International Core Equity Fund
Actual Return	0.86%	$1,000.00	$ 875.80	$4.00
Hypothetical 5% Return	0.86%	$1,000.00	$1,020.53	$4.31

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
19
Schwab Active Equity Funds  |  Semiannual Report

Schwab Core Equity Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$29.22	$22.24	$21.87	$22.40	$24.36	$19.65
Income (loss) from investment operations:
Net investment income (loss)[1]	0.14	0.21	0.20	0.21	0.26	0.34
Net realized and unrealized gains (losses)	(1.76)	7.90	0.82	1.99	0.41	4.71
Total from investment operations	(1.62)	8.11	1.02	2.20	0.67	5.05
Less distributions:
Distributions from net investment income	(0.26)	(0.20)	(0.20)	(0.27)	(0.34)	(0.34)
Distributions from net realized gains	(6.60)	(0.93)	(0.45)	(2.46)	(2.29)	—
Total distributions	(6.86)	(1.13)	(0.65)	(2.73)	(2.63)	(0.34)
Net asset value at end of period	$20.74	$29.22	$22.24	$21.87	$22.40	$24.36
Total return	(8.17%) [2]	37.62%	4.65%	12.02%	2.71%	26.00%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.73% [3]	0.73%	0.73%	0.73%	0.73%	0.73%
Gross operating expenses	0.73% [3]	0.73%	0.73%	0.73%	0.73%	0.74%
Net investment income (loss)	1.13% [3]	0.81%	0.91%	1.01%	1.12%	1.53%
Portfolio turnover rate	14% [2]	86%	97%	98%	101%	86%
Net assets, end of period (x 1,000,000)	$1,412	$1,860	$1,957	$2,182	$2,138	$2,353

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
20
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Core Equity Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 100.0% OF NET ASSETS

Banks 6.9%
Bank of America Corp.	414,920	14,804,346
Citizens Financial Group, Inc.	635,755	25,048,747
Huntington Bancshares, Inc.	1,581,210	20,792,911
JPMorgan Chase & Co.	170,475	20,347,896
Regions Financial Corp.	823,139	17,055,440
		98,049,340

Capital Goods 5.8%
A.O. Smith Corp.	259,182	15,144,004
General Dynamics Corp.	45,415	10,742,010
Lockheed Martin Corp.	65,510	28,308,181
Parker-Hannifin Corp.	100,411	27,193,307
		81,387,502

Consumer Durables & Apparel 3.7%
Deckers Outdoor Corp. *	71,441	18,985,446
LVMH Moet Hennessy Louis Vuitton SE ADR	65,005	8,439,599
PulteGroup, Inc.	290,887	12,147,441
VF Corp.	253,575	13,185,900
		52,758,386

Consumer Services 1.1%
Starbucks Corp.	202,451	15,110,943

Diversified Financials 0.8%
Moody's Corp.	35,012	11,080,598

Energy 5.2%
EOG Resources, Inc.	357,784	41,774,860
Exxon Mobil Corp.	377,413	32,174,458
		73,949,318

Food & Staples Retailing 3.0%
Costco Wholesale Corp.	26,388	14,031,027
Walmart, Inc.	188,952	28,907,767
		42,938,794

Food, Beverage & Tobacco 5.7%
Altria Group, Inc.	371,063	20,619,971
Constellation Brands, Inc., Class A	106,128	26,117,039
The Coca-Cola Co.	518,913	33,526,969
		80,263,979

Health Care Equipment & Services 6.1%
Abbott Laboratories	186,054	21,117,129
Boston Scientific Corp. *	421,563	17,752,018
SECURITY	NUMBER OF SHARES	VALUE ($)
CVS Health Corp.	350,654	33,708,369
Intuitive Surgical, Inc. *	58,916	14,098,599
		86,676,115

Household & Personal Products 2.5%
The Estee Lauder Cos., Inc., Class A	28,288	7,469,729
The Procter & Gamble Co.	170,943	27,444,899
		34,914,628

Materials 0.5%
Linde plc	23,368	7,289,881

Media & Entertainment 7.6%
Alphabet, Inc., Class A *	32,479	74,123,249
Meta Platforms, Inc., Class A *	144,501	28,968,115
Warner Bros Discovery, Inc. *	222,972	4,046,942
		107,138,306

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
Eli Lilly & Co.	51,632	15,083,256
Johnson & Johnson	189,011	34,108,925
Pfizer, Inc.	229,837	11,278,102
Roche Holding AG ADR	288,704	13,332,351
Thermo Fisher Scientific, Inc.	32,190	17,798,495
Zoetis, Inc.	100,333	17,784,024
		109,385,153

Real Estate 1.2%
American Tower Corp.	67,674	16,310,787

Retailing 7.1%
Amazon.com, Inc. *	24,037	59,747,088
O'Reilly Automotive, Inc. *	17,489	10,607,953
The Home Depot, Inc.	36,635	11,005,154
The TJX Cos., Inc.	308,204	18,886,741
		100,246,936

Semiconductors & Semiconductor Equipment 4.3%
Applied Materials, Inc.	98,892	10,912,732
Broadcom, Inc.	62,750	34,787,973
KLA Corp.	46,169	14,739,915
		60,440,620

Software & Services 16.5%
Accenture plc, Class A	37,155	11,159,876
Adobe, Inc. *	19,378	7,672,719
Fidelity National Information Services, Inc.	217,118	21,527,250
Microsoft Corp.	434,007	120,445,623
PayPal Holdings, Inc. *	276,930	24,350,455
VeriSign, Inc. *	49,227	8,796,372

21
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Core Equity Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Visa, Inc., Class A	186,283	39,702,496
		233,654,791

Technology Hardware & Equipment 7.2%
Apple Inc.	640,588	100,988,698

Telecommunication Services 3.8%
AT&T, Inc.	921,690	17,383,074
Verizon Communications, Inc.	795,451	36,829,381
		54,212,455

Transportation 1.2%
United Parcel Service, Inc., Class B	95,449	17,178,911

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 2.0%
Duke Energy Corp.	253,674	27,944,728
Total Common Stocks (Cost $1,056,359,493)		1,411,920,869
Total Investments in Securities (Cost $1,056,359,493)		1,411,920,869

*	Non-income producing security.

ADR —	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,411,920,869	$—	$—	$1,411,920,869
Total	$1,411,920,869	$—	$—	$1,411,920,869

[1]	As categorized in the Portfolio Holdings.
22
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Core Equity Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $1,056,359,493)		$1,411,920,869
Receivables:
Dividends		1,669,225
Fund shares sold		825,249
Foreign tax reclaims		465,438
Prepaid expenses	+	20,289
Total assets		1,414,901,070
Liabilities
Payables:
Fund shares redeemed		1,214,101
Investment adviser and administrator fees		604,594
Shareholder service fees		313,733
Due to custodian		137,563
Independent trustees’ fees		825
Accrued expenses	+	162,593
Total liabilities		2,433,409
Net assets		$1,412,467,661
Net Assets by Source
Capital received from investors		$890,810,589
Total distributable earnings	+	521,657,072
Net assets		$1,412,467,661

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,412,467,661		68,117,783		$20.74

23
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Core Equity Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $83,998)		$15,523,274
Expenses
Investment adviser and administrator fees		3,928,192
Shareholder service fees		2,018,577
Portfolio accounting fees		33,887
Shareholder reports		25,897
Custodian fees		19,882
Registration fees		19,054
Professional fees		18,093
Independent trustees’ fees		6,354
Transfer agent fees		2,686
Other expenses	+	8,865
Total expenses		6,081,487
Expense reduction	–	2,686
Net expenses	–	6,078,801
Net investment income		9,444,473
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		161,847,517
Net realized losses on futures contracts	+	(461,367)
Net realized gains		161,386,150
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(290,051,803)
Net realized and unrealized losses		(128,665,653)
Decrease in net assets resulting from operations		($119,221,180)
24
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Core Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$9,444,473	$15,761,570
Net realized gains		161,386,150	425,880,076
Net change in unrealized appreciation (depreciation)	+	(290,051,803)	181,824,785
Increase (decrease) in net assets resulting from operations		($119,221,180)	$623,466,431
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($439,343,161)	($97,998,756)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,063,899	$52,990,839	3,613,563	$92,083,552
Shares reinvested		10,780,617	251,727,418	3,088,327	73,440,411
Shares redeemed	+	(8,395,245)	(193,809,327)	(31,031,079)	(787,773,255)
Net transactions in fund shares		4,449,271	$110,908,930	(24,329,189)	($622,249,292)
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		63,668,512	$1,860,123,072	87,997,701	$1,956,904,689
Total increase (decrease)	+	4,449,271	(447,655,411)	(24,329,189)	(96,781,617)
End of period		68,117,783	$1,412,467,661	63,668,512	$1,860,123,072
25
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Dividend Equity Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$16.92	$12.14	$15.07	$15.43	$17.21	$14.39
Income (loss) from investment operations:
Net investment income (loss)[1]	0.15	0.31	0.28	0.23	0.22	0.29
Net realized and unrealized gains (losses)	(0.52)	4.80	(2.15)	0.93	(0.27)	2.75
Total from investment operations	(0.37)	5.11	(1.87)	1.16	(0.05)	3.04
Less distributions:
Distributions from net investment income	(0.15)	(0.33)	(0.26)	(0.24)	(0.30)	(0.22)
Distributions from net realized gains	(2.19)	—	(0.80)	(1.28)	(1.43)	—
Total distributions	(2.34)	(0.33)	(1.06)	(1.52)	(1.73)	(0.22)
Net asset value at end of period	$14.21	$16.92	$12.14	$15.07	$15.43	$17.21
Total return	(3.01%) [2]	42.38%	(13.30%)	8.78%	(0.63%)	21.19%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.89% [3]	0.89%	0.89%	0.89%	0.88%	0.88%
Gross operating expenses	0.90% [3]	0.90%	0.90%	0.89%	0.88%	0.88%
Net investment income (loss)	1.91% [3]	2.01%	2.16%	1.58%	1.36%	1.78%
Portfolio turnover rate	12% [2]	83%	70%	70%	79%	70%
Net assets, end of period (x 1,000,000)	$592	$671	$577	$847	$1,249	$1,469

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
26
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Dividend Equity Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Banks 8.1%
Bank of America Corp.	215,300	7,681,904
Citigroup, Inc.	152,000	7,327,920
Citizens Financial Group, Inc.	180,000	7,092,000
Huntington Bancshares, Inc.	372,700	4,901,005
JPMorgan Chase & Co.	115,000	13,726,400
Zions Bancorp NA	125,500	7,092,005
		47,821,234

Capital Goods 8.8%
3M Co.	55,000	7,932,100
General Dynamics Corp.	22,900	5,416,537
Illinois Tool Works, Inc.	20,200	3,981,622
Lockheed Martin Corp.	40,000	17,284,800
Parker-Hannifin Corp.	18,000	4,874,760
Raytheon Technologies Corp.	75,000	7,118,250
Watsco, Inc.	21,000	5,602,380
		52,210,449

Consumer Durables & Apparel 1.3%
NIKE, Inc., Class B	60,700	7,569,290

Consumer Services 2.6%
McDonald’s Corp.	35,090	8,743,024
Starbucks Corp.	85,500	6,381,720
		15,124,744

Diversified Financials 3.9%
Morgan Stanley	135,000	10,879,650
T. Rowe Price Group, Inc.	46,000	5,659,840
The Goldman Sachs Group, Inc.	20,500	6,262,545
		22,802,035

Energy 7.0%
Chevron Corp.	113,000	17,703,710
Exxon Mobil Corp.	213,600	18,209,400
Kinder Morgan, Inc.	311,000	5,644,650
		41,557,760

Food & Staples Retailing 2.1%
Walmart, Inc.	81,930	12,534,471

Food, Beverage & Tobacco 10.4%
Altria Group, Inc.	144,980	8,056,539
Diageo plc	265,111	13,226,084
Philip Morris International, Inc.	145,815	14,581,500
The Coca-Cola Co.	399,500	25,811,695
		61,675,818

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care Equipment & Services 5.8%
Abbott Laboratories	50,600	5,743,100
CVS Health Corp.	76,700	7,373,171
Medtronic plc	70,300	7,336,508
UnitedHealth Group, Inc.	27,500	13,985,125
		34,437,904

Household & Personal Products 2.3%
The Procter & Gamble Co.	83,300	13,373,815

Insurance 2.4%
The Allstate Corp.	113,000	14,299,020

Materials 1.4%
PPG Industries, Inc.	40,700	5,209,193
The Sherwin-Williams Co.	12,000	3,299,520
		8,508,713

Media & Entertainment 3.7%
Activision Blizzard, Inc.	54,950	4,154,220
Alphabet, Inc., Class A *	2,115	4,826,832
Comcast Corp., Class A	225,000	8,946,000
Omnicom Group, Inc.	48,570	3,697,634
		21,624,686

Pharmaceuticals, Biotechnology & Life Sciences 11.1%
Amgen, Inc.	62,700	14,621,013
Johnson & Johnson	111,000	20,031,060
Pfizer, Inc.	324,200	15,908,494
Roche Holding AG	40,663	15,078,398
		65,638,965

Real Estate 2.3%
American Tower Corp.	14,000	3,374,280
Lamar Advertising Co., Class A	42,500	4,692,425
National Storage Affiliates Trust	103,200	5,841,120
		13,907,825

Retailing 2.5%
Genuine Parts Co.	36,900	4,798,845
The Home Depot, Inc.	32,715	9,827,586
		14,626,431

Semiconductors & Semiconductor Equipment 2.6%
Broadcom, Inc.	20,000	11,087,800
Texas Instruments, Inc.	26,000	4,426,500
		15,514,300

27
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Dividend Equity Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Software & Services 8.8%
Accenture plc, Class A	39,000	11,714,040
International Business Machines Corp.	93,000	12,295,530
Microsoft Corp.	48,000	13,320,960
Oracle Corp.	33,000	2,422,200
Visa, Inc., Class A	57,800	12,318,914
		52,071,644

Technology Hardware & Equipment 3.9%
Apple Inc.	38,000	5,990,700
Cisco Systems, Inc.	346,000	16,947,080
		22,937,780

Telecommunication Services 3.3%
AT&T, Inc.	295,682	5,576,562
Verizon Communications, Inc.	302,500	14,005,750
		19,582,312

Transportation 1.9%
United Parcel Service, Inc., Class B	63,000	11,338,740

Utilities 3.5%
Duke Energy Corp.	115,000	12,668,400
NRG Energy, Inc.	119,000	4,272,100
SECURITY	NUMBER OF SHARES	VALUE ($)
UGI Corp.	113,000	3,875,900
		20,816,400
Total Common Stocks (Cost $525,104,164)		589,974,336

ISSUER	FACE AMOUNT	VALUE ($)
SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Time Deposits 0.2%
Barclays Capital, Inc.
0.13%, 05/02/22 (a)	1,069,756	1,069,756
Total Short-Term Investments (Cost $1,069,756)		1,069,756
Total Investments in Securities (Cost $526,173,920)		591,044,092

*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$462,659,553	$—	$—	$462,659,553
Food, Beverage & Tobacco	48,449,734	13,226,084	—	61,675,818
Pharmaceuticals, Biotechnology & Life Sciences	50,560,567	15,078,398	—	65,638,965
Short-Term Investments[1]	—	1,069,756	—	1,069,756
Total	$561,669,854	$29,374,238	$—	$591,044,092

[1]	As categorized in the Portfolio Holdings.
28
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Dividend Equity Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $526,173,920)		$591,044,092
Deposit with broker for futures contracts		275,000
Receivables:
Dividends		925,118
Fund shares sold		324,840
Foreign tax reclaims		248,539
Prepaid expenses	+	19,572
Total assets		592,837,161
Liabilities
Payables:
Fund shares redeemed		401,273
Investment adviser and administrator fees		325,029
Shareholder service fees		125,818
Independent trustees’ fees		400
Accrued expenses	+	118,251
Total liabilities		970,771
Net assets		$591,866,390
Net Assets by Source
Capital received from investors		$492,359,280
Total distributable earnings	+	99,507,110
Net assets		$591,866,390

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$591,866,390		41,664,498		$14.21

29
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Dividend Equity Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $69,125)		$9,021,519
Interest received from securities - unaffiliated		197
Securities on loan, net	+	10
Total investment income		9,021,726
Expenses
Investment adviser and administrator fees		2,000,505
Shareholder service fees		769,394
Portfolio accounting fees		53,461
Registration fees		25,817
Shareholder reports		15,983
Professional fees		15,586
Custodian fees		8,961
Independent trustees’ fees		4,550
Transfer agent fees		2,022
Other expenses	+	4,292
Total expenses		2,900,571
Expense reduction	–	28,736
Net expenses	–	2,871,835
Net investment income		6,149,891
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		33,915,866
Net realized losses on foreign currency transactions	+	(3,266)
Net realized gains		33,912,600
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(57,367,866)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(13,948)
Net change in unrealized appreciation (depreciation)	+	(57,381,814)
Net realized and unrealized losses		(23,469,214)
Decrease in net assets resulting from operations		($17,319,323)
30
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Dividend Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$6,149,891	$12,850,464
Net realized gains		33,912,600	115,287,705
Net change in unrealized appreciation (depreciation)	+	(57,381,814)	90,530,602
Increase (decrease) in net assets resulting from operations		($17,319,323)	$218,668,771
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($92,239,206)	($13,599,106)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,393,351	$21,577,305	3,539,840	$56,507,561
Shares reinvested		4,938,351	74,877,686	674,614	10,361,404
Shares redeemed	+	(4,300,695)	(65,794,627)	(12,099,793)	(177,875,463)
Net transactions in fund shares		2,031,007	$30,660,364	(7,885,339)	($111,006,498)
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		39,633,491	$670,764,555	47,518,830	$576,701,388
Total increase (decrease)	+	2,031,007	(78,898,165)	(7,885,339)	94,063,167
End of period		41,664,498	$591,866,390	39,633,491	$670,764,555
31
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Large-Cap Growth Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$28.96	$20.85	$18.07	$18.04	$18.65	$15.20
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.02)	(0.06)	0.00 [2]	0.06	0.06	0.08
Net realized and unrealized gains (losses)	(4.03)	8.42	3.76	1.79	0.75	4.04
Total from investment operations	(4.05)	8.36	3.76	1.85	0.81	4.12
Less distributions:
Distributions from net investment income	—	—	(0.03)	(0.07)	(0.07)	(0.17)
Distributions from net realized gains	(2.18)	(0.25)	(0.95)	(1.75)	(1.35)	(0.50)
Total distributions	(2.18)	(0.25)	(0.98)	(1.82)	(1.42)	(0.67)
Net asset value at end of period	$22.73	$28.96	$20.85	$18.07	$18.04	$18.65
Total return	(15.25%) [3]	40.41%	21.60%	12.18%	4.46%	28.10%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.99% [4]	0.99%	0.99%	0.99%	0.99%	0.99%
Gross operating expenses	1.01% [4]	1.02%	1.02%	1.03%	1.02%	1.04%
Net investment income (loss)	(0.16%) [4]	(0.23%)	0.01%	0.34%	0.30%	0.48%
Portfolio turnover rate	11% [3]	42%	65%	67%	88%	81%
Net assets, end of period (x 1,000,000)	$242	$292	$210	$181	$243	$257

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]	Annualized.
32
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Large-Cap Growth Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.1% OF NET ASSETS

Automobiles & Components 2.6%
Tesla, Inc. *	7,131	6,209,390

Banks 1.1%
Citizens Financial Group, Inc.	38,348	1,510,911
JPMorgan Chase & Co.	10,792	1,288,133
		2,799,044

Capital Goods 4.2%
AGCO Corp.	9,743	1,241,258
Illinois Tool Works, Inc.	4,799	945,931
Lockheed Martin Corp.	7,652	3,306,582
Parker-Hannifin Corp.	10,673	2,890,462
Quanta Services, Inc.	9,885	1,146,463
Regal Rexnord Corp.	6,097	775,782
		10,306,478

Consumer Durables & Apparel 3.6%
Deckers Outdoor Corp. *	8,287	2,202,270
Lululemon Athletica, Inc. *	8,180	2,900,874
NIKE, Inc., Class B	28,300	3,529,010
		8,632,154

Consumer Services 1.6%
Starbucks Corp.	50,583	3,775,515

Diversified Financials 1.1%
Moody's Corp.	4,467	1,413,716
MSCI, Inc.	2,815	1,185,819
		2,599,535

Energy 1.5%
EOG Resources, Inc.	31,449	3,671,985

Food & Staples Retailing 1.2%
Costco Wholesale Corp.	5,529	2,939,880

Food, Beverage & Tobacco 3.4%
Constellation Brands, Inc., Class A	13,078	3,218,365
Diageo plc, ADR	5,339	1,060,752
PepsiCo, Inc.	14,805	2,542,167
Philip Morris International, Inc.	14,946	1,494,600
		8,315,884

Health Care Equipment & Services 5.3%
Abbott Laboratories	28,139	3,193,776
IDEXX Laboratories, Inc. *	3,556	1,530,787
SECURITY	NUMBER OF SHARES	VALUE ($)
Intuitive Surgical, Inc. *	13,892	3,324,356
UnitedHealth Group, Inc.	9,246	4,702,053
		12,750,972

Household & Personal Products 1.2%
The Estee Lauder Cos., Inc., Class A	10,758	2,840,757

Materials 1.1%
The Sherwin-Williams Co.	9,307	2,559,053

Media & Entertainment 9.4%
Alphabet, Inc., Class A *	6,012	13,720,526
Meta Platforms, Inc., Class A *	38,133	7,644,523
Netflix, Inc. *	7,575	1,441,977
		22,807,026

Pharmaceuticals, Biotechnology & Life Sciences 4.2%
Avantor, Inc. *	50,508	1,610,195
Eli Lilly & Co.	10,599	3,096,286
Pfizer, Inc.	23,006	1,128,904
Roche Holding AG ADR	34,387	1,587,992
Zoetis, Inc.	15,542	2,754,820
		10,178,197

Real Estate 1.3%
American Homes 4 Rent, Class A	22,286	882,748
American Tower Corp.	6,424	1,548,313
National Storage Affiliates Trust	12,932	731,951
		3,163,012

Retailing 9.4%
Amazon.com, Inc. *	5,992	14,893,895
Lowe’s Cos., Inc.	9,520	1,882,389
O'Reilly Automotive, Inc. *	3,247	1,969,468
The Home Depot, Inc.	13,677	4,108,571
		22,854,323

Semiconductors & Semiconductor Equipment 7.2%
Advanced Micro Devices, Inc. *	21,181	1,811,399
Applied Materials, Inc.	10,900	1,202,815
Broadcom, Inc.	9,252	5,129,216
KLA Corp.	5,595	1,786,260
Lam Research Corp.	2,058	958,534
NVIDIA Corp.	27,403	5,082,434
QUALCOMM, Inc.	10,672	1,490,772
		17,461,430

Software & Services 24.5%
Accenture plc, Class A	8,194	2,461,150
Adobe, Inc. *	8,858	3,507,325
Fortinet, Inc. *	5,477	1,582,908

33
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Large-Cap Growth Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Gartner, Inc. *	10,548	3,064,721
Intuit, Inc.	4,573	1,914,944
Mastercard, Inc., Class A	11,969	4,349,295
Microsoft Corp.	99,364	27,575,497
Palo Alto Networks, Inc. *	3,892	2,184,502
Paychex, Inc.	13,902	1,761,801
PayPal Holdings, Inc. *	25,899	2,277,299
ServiceNow, Inc. *	2,645	1,264,575
Synopsys, Inc. *	5,560	1,594,552
Visa, Inc., Class A	27,048	5,764,740
		59,303,309

Technology Hardware & Equipment 14.2%
Apple Inc.	217,917	34,354,615

Transportation 1.0%
United Parcel Service, Inc., Class B	14,196	2,554,996
Total Common Stocks (Cost $135,399,287)		240,077,555

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.2% OF NET ASSETS

Time Deposits 1.2%
Sumitomo Mitsui Banking Corp.
0.13%, 05/02/22 (a)	314,187	314,187
ISSUER	FACE AMOUNT ($)	VALUE ($)
Sumitomo Mitsui Trust Bank, Ltd.
0.13%, 05/02/22 (a)	2,533,979	2,533,979
		2,848,166
Total Short-Term Investments (Cost $2,848,166)		2,848,166
Total Investments in Securities (Cost $138,247,453)		242,925,721

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/17/22	6	1,238,250	(19,646)

*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

ADR —	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$240,077,555	$—	$—	$240,077,555
Short-Term Investments[1]	—	2,848,166	—	2,848,166
Liabilities
Futures Contracts[2]	(19,646)	—	—	(19,646)
Total	$240,057,909	$2,848,166	$—	$242,906,075

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
34
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Large-Cap Growth Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $138,247,453)		$242,925,721
Deposit with broker for futures contracts		72,000
Receivables:
Fund shares sold		410,099
Dividends		53,292
Foreign tax reclaims		14,325
Prepaid expenses	+	11,813
Total assets		243,487,250
Liabilities
Payables:
Fund shares redeemed		955,686
Investment adviser and administrator fees		155,779
Shareholder service fees		52,885
Variation margin on futures contracts		46,800
Independent trustees’ fees		325
Accrued expenses	+	59,875
Total liabilities		1,271,350
Net assets		$242,215,900
Net Assets by Source
Capital received from investors		$134,222,344
Total distributable earnings	+	107,993,556
Net assets		$242,215,900

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$242,215,900		10,655,643		$22.73

35
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Large-Cap Growth Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $6,162)		$1,168,842
Interest received from securities - unaffiliated	+	593
Total investment income		1,169,435
Expenses
Investment adviser and administrator fees		1,010,065
Shareholder service fees		334,865
Portfolio accounting fees		25,731
Professional fees		16,658
Registration fees		14,994
Shareholder reports		7,997
Independent trustees’ fees		4,004
Custodian fees		2,997
Transfer agent fees		1,002
Other expenses	+	2,250
Total expenses		1,420,563
Expense reduction	–	31,725
Net expenses	–	1,388,838
Net investment loss		(219,403)
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		3,671,934
Net realized losses on futures contracts	+	(88,374)
Net realized gains		3,583,560
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(47,717,697)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(47,746)
Net change in unrealized appreciation (depreciation)	+	(47,765,443)
Net realized and unrealized losses		(44,181,883)
Decrease in net assets resulting from operations		($44,401,286)
36
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Large-Cap Growth Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment loss		($219,403)	($577,485)
Net realized gains		3,583,560	22,809,697
Net change in unrealized appreciation (depreciation)	+	(47,765,443)	61,527,745
Increase (decrease) in net assets resulting from operations		($44,401,286)	$83,759,957
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($22,163,876)	($2,530,978)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		856,341	$22,858,550	2,017,391	$50,557,323
Shares reinvested		704,838	19,242,083	94,152	2,163,612
Shares redeemed	+	(1,002,184)	(25,766,240)	(2,086,140)	(51,536,257)
Net transactions in fund shares		558,995	$16,334,393	25,403	$1,184,678
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,096,648	$292,446,669	10,071,245	$210,033,012
Total increase (decrease)	+	558,995	(50,230,769)	25,403	82,413,657
End of period		10,655,643	$242,215,900	10,096,648	$292,446,669
37
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Small-Cap Equity Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$23.77	$15.02	$16.68	$20.87	$23.58	$18.81
Income (loss) from investment operations:
Net investment income (loss)[1]	0.04	0.02	0.03	0.02	0.01	(0.00) [2]
Net realized and unrealized gains (losses)	(2.45)	8.76	(1.67)	(0.35) [3]	0.32	4.86
Total from investment operations	(2.41)	8.78	(1.64)	(0.33)	0.33	4.86
Less distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.02)	(0.01)	—	(0.09)
Distributions from net realized gains	(2.56)	—	—	(3.85)	(3.04)	—
Total distributions	(2.59)	(0.03)	(0.02)	(3.86)	(3.04)	(0.09)
Net asset value at end of period	$18.77	$23.77	$15.02	$16.68	$20.87	$23.58
Total return	(11.05%) [4]	58.55%	(9.86%)	0.08%	1.37%	25.87%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.09% [5]	1.08%	1.09%	1.09%	1.09%	1.10%
Gross operating expenses	1.09% [5]	1.08%	1.10%	1.09%	1.09%	1.10%
Net investment income (loss)	0.36% [5]	0.11%	0.17%	0.09%	0.06%	(0.01%)
Portfolio turnover rate	48% [4]	84%	113%	117%	111%	99%
Net assets, end of period (x 1,000,000)	$573	$669	$491	$579	$573	$645

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
[4]	Not annualized.
[5]	Annualized.
38
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.1% OF NET ASSETS

Automobiles & Components 1.8%
American Axle & Manufacturing Holdings, Inc. *	375,983	2,489,008
Modine Manufacturing Co. *	135,614	1,071,351
Patrick Industries, Inc.	52,405	3,262,211
The Goodyear Tire & Rubber Co. *	104,426	1,390,954
Winnebago Industries, Inc.	36,930	1,963,937
		10,177,461

Banks 10.6%
Associated Banc-Corp.	242,834	4,844,538
Cathay General Bancorp	74,381	2,981,934
Community Trust Bancorp, Inc.	20,294	807,904
Customers Bancorp, Inc. *	16,729	703,789
Financial Institutions, Inc.	54,415	1,514,914
First BanCorp	485,418	6,606,539
Great Southern Bancorp, Inc.	71,852	4,076,882
Hancock Whitney Corp.	106,004	4,957,807
Hanmi Financial Corp.	47,560	1,101,014
Hope Bancorp, Inc.	327,969	4,689,957
International Bancshares Corp.	174,184	6,930,781
MGIC Investment Corp.	95,345	1,245,206
Northfield Bancorp, Inc.	161,922	2,119,559
OceanFirst Financial Corp.	95,829	1,794,877
Radian Group, Inc.	87,198	1,865,165
Renasant Corp.	84,706	2,523,392
Republic Bancorp, Inc., Class A	28,097	1,171,083
S&T Bancorp, Inc.	34,106	963,836
Texas Capital Bancshares, Inc. *	11,435	587,302
Towne Bank	69,595	1,918,734
UMB Financial Corp.	39,896	3,597,821
Washington Federal, Inc.	115,198	3,505,475
Western New England Bancorp, Inc.	44,667	383,690
		60,892,199

Capital Goods 10.6%
AAR Corp. *	63,264	2,972,143
Aerojet Rocketdyne Holdings, Inc. *	61,283	2,450,094
Atkore, Inc. *	62,148	5,972,423
AZZ, Inc.	33,974	1,550,573
Boise Cascade Co.	32,035	2,421,205
Ducommun, Inc. *	25,888	1,322,100
EMCOR Group, Inc.	36,702	3,908,029
Encore Wire Corp.	32,505	3,666,889
GrafTech International Ltd.	241,374	2,191,676
Herc Holdings, Inc.	13,674	1,747,811
Hillenbrand, Inc.	24,439	997,600
IES Holdings, Inc. *	21,327	624,881
Moog, Inc., Class A	70,232	5,609,430
Mueller Industries, Inc.	100,835	5,460,215
MYR Group, Inc. *	26,780	2,118,030
NV5 Global, Inc. *	10,563	1,265,447
Preformed Line Products Co.	9,869	587,206
SECURITY	NUMBER OF SHARES	VALUE ($)
Sterling Construction Co., Inc. *	101,001	2,311,913
Terex Corp.	74,686	2,539,324
The Shyft Group, Inc.	42,796	1,090,014
Titan International, Inc. *	86,118	1,193,596
Titan Machinery, Inc. *	27,536	649,299
UFP Industries, Inc.	47,333	3,662,154
Vectrus, Inc. *	64,236	2,318,920
Veritiv Corp. *	5,013	704,527
Zurn Water Solutions Corp.	45,113	1,408,428
		60,743,927

Commercial & Professional Services 1.8%
ACCO Brands Corp.	189,862	1,391,688
Heidrick & Struggles International, Inc.	51,073	1,632,293
Kforce, Inc.	22,092	1,547,545
Korn Ferry	51,015	3,134,362
Mastech Digital, Inc. *	38,217	703,957
Pitney Bowes, Inc.	98,649	519,880
Tetra Tech, Inc.	10,685	1,488,207
		10,417,932

Consumer Durables & Apparel 1.1%
Crocs, Inc. *	15,941	1,058,961
Deckers Outdoor Corp. *	3,936	1,045,992
Fossil Group, Inc. *	38,360	378,997
MasterCraft Boat Holdings, Inc. *	44,820	1,078,817
Oxford Industries, Inc.	10,316	924,314
Skyline Champion Corp. *	12,480	636,979
Tempur Sealy International, Inc.	23,379	633,805
The Lovesac Co. *	9,253	405,651
		6,163,516

Consumer Services 3.7%
Bloomin' Brands, Inc.	104,148	2,290,214
Bluegreen Vacations Holding Corp.	11,100	291,930
Boyd Gaming Corp.	26,784	1,622,575
Brinker International, Inc. *	8,787	319,232
Dave & Buster's Entertainment, Inc. *	30,695	1,396,622
Everi Holdings, Inc. *	65,024	1,128,817
Golden Entertainment, Inc. *	33,686	1,615,581
Hilton Grand Vacations, Inc. *	24,635	1,153,657
Perdoceo Education Corp. *	82,935	927,213
PlayAGS, Inc. *	85,715	565,719
Red Rock Resorts, Inc., Class A	35,663	1,567,745
Scientific Games Corp., Class A *	8,805	493,608
SeaWorld Entertainment, Inc. *	34,238	2,309,011
Stride, Inc. *	76,430	3,003,699
Texas Roadhouse, Inc.	23,691	1,950,480
WW International, Inc. *	59,273	580,283
		21,216,386

Diversified Financials 2.3%
Donnelley Financial Solutions, Inc. *	21,785	637,647
OneMain Holdings, Inc.	80,201	3,683,632

39
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Oportun Financial Corp. *	64,300	745,237
Regional Management Corp.	63,139	2,718,134
StepStone Group, Inc., Class A	50,621	1,296,910
Stifel Financial Corp.	33,453	2,069,068
Virtus Investment Partners, Inc.	11,410	2,021,395
		13,172,023

Energy 7.4%
Antero Resources Corp. *	52,835	1,859,792
Callon Petroleum Co. *	15,074	772,844
ChampionX Corp.	72,215	1,523,736
CONSOL Energy, Inc. *	22,982	1,092,794
CVR Energy, Inc.	87,687	2,198,313
Delek US Holdings, Inc. *	64,441	1,559,472
Equitrans Midstream Corp.	118,982	935,199
Matador Resources Co.	47,844	2,335,744
Oasis Petroleum, Inc.	4,966	658,790
Oceaneering International, Inc. *	186,030	2,107,720
Ovintiv, Inc.	164,571	8,424,389
Par Pacific Holdings, Inc. *	19,633	288,016
PBF Energy, Inc., Class A *	171,923	4,996,082
PDC Energy, Inc.	38,070	2,655,002
Range Resources Corp. *	29,500	883,230
REX American Resources Corp. *	17,390	1,471,716
SM Energy Co.	89,347	3,174,499
Southwestern Energy Co. *	318,982	2,392,365
Teekay Corp. *	150,033	486,107
US Silica Holdings, Inc. *	96,803	1,798,600
W&T Offshore, Inc. *	200,322	953,533
		42,567,943

Food & Staples Retailing 0.4%
BJ's Wholesale Club Holdings, Inc. *	35,286	2,270,654

Food, Beverage & Tobacco 2.7%
Coca-Cola Consolidated, Inc.	8,655	3,821,182
Darling Ingredients, Inc. *	28,400	2,084,276
Hostess Brands, Inc. *	36,800	834,992
National Beverage Corp.	42,690	1,881,775
Primo Water Corp.	167,831	2,457,046
Vector Group Ltd.	355,243	4,518,691
		15,597,962

Health Care Equipment & Services 6.5%
Accuray, Inc. *	283,668	754,557
Allscripts Healthcare Solutions, Inc. *	72,203	1,491,714
AMN Healthcare Services, Inc. *	36,175	3,536,106
Avanos Medical, Inc. *	99,797	2,910,081
Covetrus, Inc. *	133,814	1,846,633
Electromed, Inc. *	55,498	703,160
Inari Medical, Inc. *	4,737	382,276
Inspire Medical Systems, Inc. *	5,549	1,141,762
Integer Holdings Corp. *	25,932	1,949,308
Lantheus Holdings, Inc. *	25,875	1,718,359
LeMaitre Vascular, Inc.	18,028	778,990
LivaNova plc *	18,242	1,398,432
Meridian Bioscience, Inc. *	32,986	844,112
Merit Medical Systems, Inc. *	55,248	3,425,928
NextGen Healthcare, Inc. *	88,134	1,661,326
OPKO Health, Inc. *	697,748	1,883,920
Option Care Health, Inc. *	68,291	2,040,535
Progyny, Inc. *	45,018	1,730,942
Shockwave Medical, Inc. *	18,679	2,822,957
STAAR Surgical Co. *	27,868	1,590,984
SECURITY	NUMBER OF SHARES	VALUE ($)
Utah Medical Products, Inc.	5,768	487,915
Varex Imaging Corp. *	100,888	2,002,627
		37,102,624

Household & Personal Products 0.6%
BellRing Brands, Inc. *	77,848	1,668,282
Nature's Sunshine Products, Inc. *	94,898	1,571,511
		3,239,793

Insurance 1.9%
American Equity Investment Life Holding Co.	56,306	2,123,862
Argo Group International Holdings Ltd.	7,990	341,972
CNO Financial Group, Inc.	188,278	4,545,031
Investors Title Co.	1,858	348,654
National Western Life Group, Inc., Class A	5,892	1,171,094
Stewart Information Services Corp.	33,713	1,739,591
United Fire Group, Inc.	31,987	936,899
		11,207,103

Materials 4.6%
Advanced Emissions Solutions, Inc. *	41,377	250,331
AdvanSix, Inc.	15,888	707,652
Alcoa Corp.	29,263	1,984,031
Avient Corp.	71,456	3,518,493
Constellium SE *	125,818	2,099,902
Greif, Inc., Class A	30,148	1,829,381
Ingevity Corp. *	14,245	853,276
Louisiana-Pacific Corp.	70,244	4,532,143
O-I Glass, Inc. *	62,428	841,529
Rayonier Advanced Materials, Inc. *	141,098	723,833
Ryerson Holding Corp.	64,864	2,387,644
Schnitzer Steel Industries, Inc., Class A	45,837	2,091,542
TimkenSteel Corp. *	114,712	2,371,097
Tronox Holdings plc, Class A	93,156	1,602,283
Valhi, Inc.	24,131	767,607
		26,560,744

Media & Entertainment 2.7%
Cargurus, Inc. *	30,336	991,380
Cars.com, Inc. *	162,696	1,809,180
Entravision Communications Corp., Class A	227,618	1,176,785
Gaia, Inc. *	84,982	419,811
Gannett Co., Inc. *	148,450	595,284
iHeartMedia, Inc., Class A *	97,406	1,557,522
Lions Gate Entertainment Corp., Class A *	51,144	689,933
Outbrain, Inc. *	72,000	648,000
QuinStreet, Inc. *	73,471	698,709
Sinclair Broadcast Group, Inc., Class A	27,425	609,932
World Wrestling Entertainment, Inc., Class A	14,826	865,690
Yelp, Inc. *	87,001	2,830,143
Ziff Davis, Inc. *	27,789	2,455,436
		15,347,805

Pharmaceuticals, Biotechnology & Life Sciences 11.0%
ACADIA Pharmaceuticals, Inc. *	80,050	1,476,122
Alkermes plc *	158,624	4,576,302
Amicus Therapeutics, Inc. *	152,254	1,077,958
Amneal Pharmaceuticals, Inc. *	447,489	1,727,308
Amphastar Pharmaceuticals, Inc. *	30,198	1,071,123
Arrowhead Pharmaceuticals, Inc. *	32,572	1,339,035
Arvinas, Inc. *	6,061	333,173

40
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Beam Therapeutics, Inc. *	12,397	465,259
BioCryst Pharmaceuticals, Inc. *	37,920	352,277
CareDx, Inc. *	31,127	947,506
Catalyst Pharmaceuticals, Inc. *	126,055	960,539
Codexis, Inc. *	118,308	1,423,245
Corcept Therapeutics, Inc. *	105,892	2,277,737
Dynavax Technologies Corp. *	106,074	936,633
Eagle Pharmaceuticals, Inc. *	15,172	669,540
Emergent BioSolutions, Inc. *	38,740	1,254,401
Halozyme Therapeutics, Inc. *	50,371	2,009,803
Harmony Biosciences Holdings, Inc. *	33,185	1,494,652
Harrow Health, Inc. *	112,385	760,847
Harvard Bioscience, Inc. *	182,521	952,760
Horizon Therapeutics plc *	26,224	2,584,637
Intercept Pharmaceuticals, Inc. *	111,384	1,749,843
Ironwood Pharmaceuticals, Inc. *	102,002	1,224,024
Jounce Therapeutics, Inc. *	143,968	763,030
Ligand Pharmaceuticals, Inc. *	14,524	1,348,699
MacroGenics, Inc. *	56,603	404,712
Medpace Holdings, Inc. *	36,903	4,929,134
MEI Pharma, Inc. *	398,206	195,718
MiMedx Group, Inc. *	91,031	359,573
NGM Biopharmaceuticals, Inc. *	39,957	498,663
Organogenesis Holdings, Inc. *	206,677	1,331,000
Pacira BioSciences, Inc. *	17,745	1,323,245
Phibro Animal Health Corp., Class A	112,016	2,015,168
Prestige Consumer Healthcare, Inc. *	101,523	5,549,247
Prothena Corp. plc *	22,000	641,520
Quanterix Corp. *	17,818	395,381
Radius Health, Inc. *	91,806	627,953
REGENXBIO, Inc. *	10,145	281,625
Repligen Corp. *	4,836	760,413
Rigel Pharmaceuticals, Inc. *	407,364	961,379
Syneos Health, Inc. *	21,940	1,603,595
Theravance Biopharma, Inc. *	95,636	922,887
Travere Therapeutics, Inc. *	79,258	1,991,754
Vanda Pharmaceuticals, Inc. *	232,173	2,303,156
Vericel Corp. *	18,406	524,571
Vir Biotechnology, Inc. *	38,867	790,944
Xencor, Inc. *	34,439	860,286
		63,048,377

Real Estate 7.2%
Apple Hospitality REIT, Inc.	394,328	6,975,662
Armada Hoffler Properties, Inc.	60,459	819,219
BRT Apartments Corp.	89,885	1,967,583
eXp World Holdings, Inc.	69,408	929,373
Global Medical REIT, Inc.	57,377	846,885
National Storage Affiliates Trust	112,303	6,356,350
Paramount Group, Inc.	377,266	3,587,800
Piedmont Office Realty Trust, Inc., Class A	398,635	6,418,024
PotlatchDeltic Corp.	34,283	1,898,935
RPT Realty	107,553	1,429,379
Sabra Health Care REIT, Inc.	176,749	2,064,428
SITE Centers Corp.	154,512	2,456,741
The Necessity Retail REIT, Inc.	531,023	3,966,742
Uniti Group, Inc.	115,959	1,436,732
		41,153,853

Retailing 3.3%
Academy Sports & Outdoors, Inc.	28,645	1,070,177
AutoNation, Inc. *	9,919	1,149,711
Caleres, Inc.	93,924	2,153,677
Duluth Holdings, Inc., Class B *	119,269	1,461,045
Group 1 Automotive, Inc.	13,974	2,433,433
Hibbett, Inc.	19,466	840,542
SECURITY	NUMBER OF SHARES	VALUE ($)
Macy's, Inc.	182,154	4,402,662
Revolve Group, Inc. *	22,446	948,568
Shutterstock, Inc.	14,932	1,130,651
Signet Jewelers Ltd.	14,784	1,037,837
The Buckle, Inc.	19,762	613,808
The Children's Place, Inc. *	35,151	1,628,546
		18,870,657

Semiconductors & Semiconductor Equipment 3.8%
Ambarella, Inc. *	11,827	970,760
Amkor Technology, Inc.	57,310	1,078,001
Axcelis Technologies, Inc. *	61,676	3,358,258
Diodes, Inc. *	32,687	2,387,132
Kulicke & Soffa Industries, Inc.	32,028	1,486,420
Lattice Semiconductor Corp. *	106,322	5,107,709
MaxLinear, Inc. *	56,307	2,695,416
Semtech Corp. *	37,943	2,261,403
Synaptics, Inc. *	10,653	1,581,331
Ultra Clean Holdings, Inc. *	23,901	744,994
		21,671,424

Software & Services 8.1%
A10 Networks, Inc.	105,579	1,507,668
ACI Worldwide, Inc. *	31,707	875,747
Agilysys, Inc. *	46,393	1,707,726
Box, Inc., Class A *	142,156	4,352,817
Brightcove, Inc. *	66,144	466,315
ChannelAdvisor Corp. *	74,501	1,081,010
CommVault Systems, Inc. *	98,078	5,982,758
Conduent, Inc. *	197,141	1,109,904
Consensus Cloud Solutions, Inc. *	11,795	621,832
Domo, Inc., Class B *	65,005	2,692,507
eGain Corp. *	193,849	2,006,337
EVERTEC, Inc.	38,743	1,526,474
Progress Software Corp.	75,021	3,599,508
Qualys, Inc. *	37,775	5,147,977
Sprout Social, Inc., Class A *	38,659	2,369,024
Tenable Holdings, Inc. *	40,360	2,229,083
The Hackett Group, Inc.	105,303	2,473,567
Unisys Corp. *	110,873	1,575,505
Verra Mobility Corp. *	76,334	1,070,966
Workiva, Inc. *	31,233	3,014,297
Zuora, Inc., Class A *	63,916	777,858
		46,188,880

Technology Hardware & Equipment 2.8%
Avid Technology, Inc. *	53,816	1,706,505
Belden, Inc.	33,619	1,735,749
Cambium Networks Corp. *	41,854	639,111
Casa Systems, Inc. *	179,731	880,682
CommScope Holding Co., Inc. *	103,478	623,972
Extreme Networks, Inc. *	471,565	4,527,024
Vishay Intertechnology, Inc.	309,174	5,759,912
		15,872,955

Telecommunication Services 1.5%
Cogent Communications Holdings, Inc.	21,372	1,250,262
Gogo, Inc. *(a)	32,767	603,241
Iridium Communications, Inc. *	77,917	2,782,416
Liberty Latin America Ltd., Class A *	326,955	3,021,064
Ooma, Inc. *	61,888	794,642
		8,451,625

41
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 1.2%
ArcBest Corp.	21,334	1,539,461
Forward Air Corp.	22,448	2,176,783
Genco Shipping & Trading Ltd.	29,381	647,263
Matson, Inc.	25,492	2,192,822
Radiant Logistics, Inc. *	69,618	401,696
		6,958,025

Utilities 1.5%
Clearway Energy, Inc., Class A	90,488	2,571,669
Consolidated Water Co., Ltd.	35,962	391,266
Genie Energy Ltd., Class B	105,308	683,449
Otter Tail Corp.	63,399	3,674,606
Via Renewables, Inc.	167,534	1,196,193
		8,517,183
Total Common Stocks (Cost $550,173,930)		567,411,051

SECURITY	NUMBER OF SHARES/ FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.0% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29% (b)(c)	606,703	606,703

SECURITY	NUMBER OF SHARES/ FACE AMOUNT ($)	VALUE ($)
Time Deposits 0.9%
BNP Paribas SA
0.13%, 05/02/22 (d)	5,223,418	5,223,418
Total Short-Term Investments (Cost $5,830,121)		5,830,121
Total Investments in Securities (Cost $556,004,051)		573,241,172

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $572,790.
(b)	The rate shown is the 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.
(d)	The rate shown is the current daily overnight rate.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$567,411,051	$—	$—	$567,411,051
Short-Term Investments[1]	606,703	—	—	606,703
Time Deposits	—	5,223,418	—	5,223,418
Total	$568,017,754	$5,223,418	$—	$573,241,172

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
42
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $556,004,051) including securities on loan of $572,790		$573,241,172
Deposit with broker for futures contracts		720,005
Receivables:
Investments sold		675,173
Fund shares sold		154,519
Dividends		89,775
Income from securities on loan		733
Prepaid expenses	+	8,579
Total assets		574,889,956
Liabilities
Collateral held for securities on loan		606,703
Payables:
Investments bought		813,604
Investment adviser and administrator fees		420,410
Fund shares redeemed		232,876
Shareholder service fees		127,551
Independent trustees’ fees		386
Accrued expenses	+	82,544
Total liabilities		2,284,074
Net assets		$572,605,882
Net Assets by Source
Capital received from investors		$512,199,213
Total distributable earnings	+	60,406,669
Net assets		$572,605,882

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$572,605,882		30,513,586		$18.77

43
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $6,610)		$4,630,596
Securities on loan, net	+	13,706
Total investment income		4,644,302
Expenses
Investment adviser and administrator fees		2,604,976
Shareholder service fees		790,835
Portfolio accounting fees		29,398
Professional fees		17,473
Registration fees		15,504
Shareholder reports		12,803
Custodian fees		11,269
Independent trustees’ fees		4,544
Transfer agent fees		1,175
Other expenses	+	3,857
Total expenses		3,491,834
Expense reduction	–	1,175
Net expenses	–	3,490,659
Net investment income		1,153,643
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		43,871,700
Net realized losses on futures contracts	+	(1,094,071)
Net realized gains		42,777,629
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(116,836,546)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(87,707)
Net change in unrealized appreciation (depreciation)	+	(116,924,253)
Net realized and unrealized losses		(74,146,624)
Decrease in net assets resulting from operations		($72,992,981)
44
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$1,153,643	$674,136
Net realized gains		42,777,629	163,410,747
Net change in unrealized appreciation (depreciation)	+	(116,924,253)	107,558,534
Increase (decrease) in net assets resulting from operations		($72,992,981)	$271,643,417
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($73,439,993)	($1,114,839)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,796,454	$38,687,124	2,049,026	$42,785,760
Shares reinvested		2,701,118	55,345,927	44,417	820,369
Shares redeemed	+	(2,147,449)	(44,483,412)	(6,658,460)	(136,123,410)
Net transactions in fund shares		2,350,123	$49,549,639	(4,565,017)	($92,517,281)
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		28,163,463	$669,489,217	32,728,480	$491,477,920
Total increase (decrease)	+	2,350,123	(96,883,335)	(4,565,017)	178,011,297
End of period		30,513,586	$572,605,882	28,163,463	$669,489,217
45
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Health Care Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$30.58	$26.27	$25.08	$25.85	$25.44	$21.56
Income (loss) from investment operations:
Net investment income (loss)[1]	0.11	0.21	0.26	0.26	0.23	0.21
Net realized and unrealized gains (losses)	(1.04)	7.09	2.11	1.27	1.96	4.24
Total from investment operations	(0.93)	7.30	2.37	1.53	2.19	4.45
Less distributions:
Distributions from net investment income	(0.23)	(0.23)	(0.29)	(0.24)	(0.24)	(0.20)
Distributions from net realized gains	(3.34)	(2.76)	(0.89)	(2.06)	(1.54)	(0.37)
Total distributions	(3.57)	(2.99)	(1.18)	(2.30)	(1.78)	(0.57)
Net asset value at end of period	$26.08	$30.58	$26.27	$25.08	$25.85	$25.44
Total return	(3.82%) [2]	30.02%	9.57%	6.51%	9.13%	21.10%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.80% [3]	0.80%	0.80%	0.80%	0.80%	0.81%
Gross operating expenses	0.80% [3]	0.80%	0.80%	0.80%	0.80%	0.81%
Net investment income (loss)	0.82% [3]	0.76%	1.01%	1.05%	0.91%	0.89%
Portfolio turnover rate	28% [2]	70%	73%	45%	45%	42%
Net assets, end of period (x 1,000,000)	$840	$902	$746	$779	$826	$853

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
46
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Health Care Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Australia 1.1%
Sonic Healthcare Ltd.	352,476	9,103,119

Denmark 1.1%
Novo Nordisk A/S, Class B	79,464	9,076,873

France 1.7%
Ipsen S.A.	58,665	6,081,436
Sanofi	81,197	8,582,107
		14,663,543

Germany 1.6%
Bayer AG	62,342	4,106,532
Merck KGaA	50,414	9,353,172
		13,459,704

Hong Kong 0.2%
CSPC Pharmaceutical Group Ltd.	1,504,000	1,537,608

Ireland 1.6%
Alkermes plc *	56,400	1,627,140
Medtronic plc	109,128	11,388,598
		13,015,738

Israel 0.1%
Inmode Ltd. *	28,648	719,351

Japan 2.4%
Daiichi Sankyo Co., Ltd.	36,000	906,440
Hoya Corp.	120,700	11,978,521
Nihon Kohden Corp.	60,400	1,449,969
Olympus Corp.	207,100	3,645,192
Takara Bio, Inc.	141,900	2,282,306
		20,262,428

Republic of Korea 0.3%
Osstem Implant Co., Ltd.	19,116	1,712,222
SK Bioscience Co., Ltd. *	6,060	640,402
		2,352,624

Spain 0.1%
Laboratorios Farmaceuticos Rovi S.A.	18,169	1,240,601

Sweden 0.7%
Getinge AB, B Shares	216,643	6,267,003

SECURITY	NUMBER OF SHARES	VALUE ($)
Switzerland 6.3%
Lonza Group AG	17,281	10,189,462
Novartis AG	136,805	12,089,354
Roche Holding AG	48,092	17,833,173
Sonova Holding AG	22,079	7,962,265
Straumann Holding AG	40,570	4,782,861
		52,857,115

United Kingdom 3.0%
AstraZeneca plc	79,393	10,594,303
GlaxoSmithKline plc	474,423	10,694,719
Hikma Pharmaceuticals plc	86,403	2,029,642
Smith & Nephew plc	131,707	2,134,781
		25,453,445

United States 79.4%
Abbott Laboratories	271,507	30,816,044
AbbVie, Inc.	240,878	35,380,161
Agilent Technologies, Inc.	111,372	13,283,338
Amgen, Inc.	84,408	19,683,101
Anthem, Inc.	40,025	20,089,748
Avantor, Inc. *	174,915	5,576,290
Baxter International, Inc.	21,666	1,539,586
Becton, Dickinson & Co.	5,775	1,427,522
BioMarin Pharmaceutical, Inc. *	32,252	2,623,700
Bio-Techne Corp.	15,594	5,920,886
Boston Scientific Corp. *	198,698	8,367,173
Bristol-Myers Squibb Co.	409,325	30,809,893
Centene Corp. *	10,455	842,150
Charles River Laboratories International, Inc. *	7,467	1,803,355
Cigna Corp.	36,437	8,991,923
CONMED Corp.	12,826	1,705,345
Covetrus, Inc. *	58,440	806,472
CVS Health Corp.	227,627	21,881,783
Danaher Corp.	89,551	22,488,943
DaVita, Inc. *	61,371	6,650,775
Edwards Lifesciences Corp. *	26,364	2,788,784
Elanco Animal Health, Inc. *	97,341	2,463,701
Eli Lilly & Co.	124,662	36,417,510
Exelixis, Inc. *	127,135	2,840,196
Gilead Sciences, Inc.	120,127	7,128,336
Halozyme Therapeutics, Inc. *	174,247	6,952,455
Harmony Biosciences Holdings, Inc. *	43,290	1,949,782
HCA Healthcare, Inc.	10,152	2,178,112
Hologic, Inc. *	100,238	7,216,134
IDEXX Laboratories, Inc. *	18,397	7,919,541
Illumina, Inc. *	3,437	1,019,586
Intuitive Surgical, Inc. *	49,131	11,757,048
IQVIA Holdings, Inc. *	42,041	9,164,518
Ironwood Pharmaceuticals, Inc. *	143,249	1,718,988
Johnson & Johnson	264,611	47,751,701
Laboratory Corp. of America Holdings *	13,420	3,224,558
McKesson Corp.	45,965	14,231,224
Medpace Holdings, Inc. *	16,734	2,235,160

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Schwab Active Equity Funds  |  Semiannual Report
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Schwab Health Care Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Merck & Co., Inc.	299,259	26,541,281
Mettler-Toledo International, Inc. *	9,321	11,907,857
Moderna, Inc. *	69,624	9,358,162
Molina Healthcare, Inc. *	34,818	10,913,702
Pfizer, Inc.	872,646	42,820,739
Prestige Consumer Healthcare, Inc. *	74,954	4,096,986
Regeneron Pharmaceuticals, Inc. *	23,864	15,729,001
ResMed, Inc.	14,400	2,879,568
STAAR Surgical Co. *	14,092	804,512
Stryker Corp.	17,370	4,190,686
Tenet Healthcare Corp. *	65,626	4,758,541
Thermo Fisher Scientific, Inc.	35,686	19,731,503
United Therapeutics Corp. *	10,223	1,815,196
UnitedHealth Group, Inc.	110,428	56,158,159
Vertex Pharmaceuticals, Inc. *	70,066	19,143,433
Waters Corp. *	29,742	9,012,421
Zimmer Biomet Holdings, Inc.	13,686	1,652,584
Zoetis, Inc.	89,703	15,899,857
		667,059,710
Total Common Stocks (Cost $554,382,270)		837,068,862

ISSUER	FACE AMOUNT	VALUE ($)
SHORT-TERM INVESTMENTS 0.6% OF NET ASSETS

Time Deposits 0.6%
BNP Paribas SA
CHF
(1.40%), 05/02/22 (a)(b)	1,620,621	1,666,020
ISSUER	FACE AMOUNT	VALUE ($)
EUR
(0.78%), 05/02/22 (a)(b)	1,260,905	1,330,192
Brown Brothers Harriman & Co.
GBP
0.24%, 05/03/22 (a)	507,766	638,491
HKD
0.00%, 05/03/22 (a)(b)	4,414,640	562,589
Sumitomo Mitsui Banking Corp.
USD
0.13%, 05/02/22 (a)	677,943	677,943
		4,875,235
Total Short-Term Investments (Cost $4,875,235)		4,875,235
Total Investments in Securities (Cost $559,257,505)		841,944,097

*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate. Face amount is disclosed in local currency.
(b)	A zero or negative rate is the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

CHF —	Swiss Franc
EUR —	Euro
GBP —	British Pound
HKD —	Hong Kong Dollar
USD —	U.S. Dollar

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$680,794,799	$—	$—	$680,794,799
Australia	—	9,103,119	—	9,103,119
Denmark	—	9,076,873	—	9,076,873
France	—	14,663,543	—	14,663,543
Germany	—	13,459,704	—	13,459,704
Hong Kong	—	1,537,608	—	1,537,608
Japan	—	20,262,428	—	20,262,428
Republic of Korea	1,712,222	640,402	—	2,352,624
Spain	—	1,240,601	—	1,240,601
Sweden	—	6,267,003	—	6,267,003
Switzerland	—	52,857,115	—	52,857,115
United Kingdom	—	25,453,445	—	25,453,445
Short-Term Investments[1]	—	4,875,235	—	4,875,235
Total	$682,507,021	$159,437,076	$—	$841,944,097

[1]	As categorized in the Portfolio Holdings.
48
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Health Care Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $559,257,505)		$841,944,097
Receivables:
Investments sold		15,219,368
Dividends		1,083,239
Foreign tax reclaims		885,277
Fund shares sold		380,217
Prepaid expenses	+	24,240
Total assets		859,536,438
Liabilities
Payables:
Investments bought		16,143,744
Due to sub-custodian		2,078,230
Investment adviser and administrator fees		398,694
Fund shares redeemed		374,174
Shareholder service fees		176,940
Independent trustees’ fees		446
Accrued expenses	+	130,351
Total liabilities		19,302,579
Net assets		$840,233,859
Net Assets by Source
Capital received from investors		$540,422,118
Total distributable earnings	+	299,811,741
Net assets		$840,233,859

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$840,233,859		32,216,368		$26.08

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Schwab Health Care Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $199,833)		$7,066,675
Expenses
Investment adviser and administrator fees		2,317,984
Shareholder service fees		1,031,021
Portfolio accounting fees		50,892
Custodian fees		23,732
Shareholder reports		20,221
Registration fees		19,079
Professional fees		16,395
Independent trustees’ fees		4,875
Transfer agent fees		3,044
Other expenses	+	6,602
Total expenses		3,493,845
Expense reduction	–	3,044
Net expenses	–	3,490,801
Net investment income		3,575,874
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		14,766,028
Net realized losses on foreign currency transactions	+	(43,935)
Net realized gains		14,722,093
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(51,573,205)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(112,057)
Net change in unrealized appreciation (depreciation)	+	(51,685,262)
Net realized and unrealized losses		(36,963,169)
Decrease in net assets resulting from operations		($33,387,295)
50
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Health Care Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$3,575,874	$6,385,761
Net realized gains		14,722,093	98,827,356
Net change in unrealized appreciation (depreciation)	+	(51,685,262)	109,531,575
Increase (decrease) in net assets resulting from operations		($33,387,295)	$214,744,692
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($104,700,574)	($84,424,068)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,374,897	$38,322,002	2,830,876	$80,007,562
Shares reinvested		3,264,406	91,174,878	2,869,075	73,390,942
Shares redeemed	+	(1,906,795)	(52,812,313)	(4,601,633)	(127,787,260)
Net transactions in fund shares		2,732,508	$76,684,567	1,098,318	$25,611,244
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		29,483,860	$901,637,161	28,385,542	$745,705,293
Total increase (decrease)	+	2,732,508	(61,403,302)	1,098,318	155,931,868
End of period		32,216,368	$840,233,859	29,483,860	$901,637,161
51
Schwab Active Equity Funds  |  Semiannual Report
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Schwab International Core Equity Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$11.55	$9.11	$10.04	$9.64	$11.27	$9.20
Income (loss) from investment operations:
Net investment income (loss)[1]	0.16	0.21	0.14	0.24	0.24	0.22
Net realized and unrealized gains (losses)	(1.56)	2.34	(0.71)	0.41	(1.58)	2.08
Total from investment operations	(1.40)	2.55	(0.57)	0.65	(1.34)	2.30
Less distributions:
Distributions from net investment income	(0.32)	(0.11)	(0.36)	(0.25)	(0.26)	(0.23)
Distributions from net realized gains	—	—	—	—	(0.03)	—
Total distributions	(0.32)	(0.11)	(0.36)	(0.25)	(0.29)	(0.23)
Net asset value at end of period	$9.83	$11.55	$9.11	$10.04	$9.64	$11.27
Total return	(12.42%) [2]	28.12%	(6.01%)	7.08%	(12.18%)	25.58%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.86% [3]	0.86%	0.86%	0.86%	0.86%	0.86%
Gross operating expenses	0.88% [3]	0.86%	0.88%	0.87%	0.89%	0.90%
Net investment income (loss)	2.97% [3]	1.93%	1.51%	2.44%	2.22%	2.15%
Portfolio turnover rate	53% [2]	103%	97%	91%	98%	85%
Net assets, end of period (x 1,000,000)	$592	$693	$664	$976	$1,166	$1,227

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
52
Schwab Active Equity Funds  |  Semiannual Report
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Schwab International Core Equity Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.4% OF NET ASSETS

Australia 7.7%
Aristocrat Leisure Ltd.	187,791	4,357,187
Bendigo & Adelaide Bank Ltd.	217,781	1,623,737
BHP Group Ltd.	157,387	5,259,154
BHP Group Ltd. - DI	30,486	1,021,660
Fortescue Metals Group Ltd.	140,192	2,118,731
Genworth Mortgage Insurance Australia Ltd.	321,522	675,996
James Hardie Industries plc	195,085	5,623,958
Macquarie Group Ltd.	69,389	9,989,447
Rio Tinto Ltd.	78,202	6,186,082
Sandfire Resources Ltd.	175,144	694,176
Sonic Healthcare Ltd.	242,439	6,261,280
Suncorp Group Ltd.	209,789	1,684,394
		45,495,802

Austria 0.7%
Wienerberger AG	139,551	3,939,224

Belgium 0.3%
Bekaert S.A.	44,976	1,667,209

Brazil 0.7%
JBS S.A.	550,600	4,215,295

Canada 2.0%
Canaccord Genuity Group, Inc.	132,172	1,162,607
CGI, Inc. *	38,509	3,070,768
Constellation Software, Inc.	2,692	4,236,854
Loblaw Cos., Ltd.	37,160	3,399,114
		11,869,343

Denmark 3.9%
AP Moller - Maersk A/S, Class B	1,375	3,979,561
Carlsberg A/S, Class B	17,452	2,216,982
Novo Nordisk A/S, Class B	147,876	16,891,318
		23,087,861

Finland 1.2%
Fortum Oyj	108,089	1,797,071
Nordea Bank Abp	428,181	4,268,998
Sampo Oyj, A Shares	19,928	967,653
		7,033,722

France 9.3%
BNP Paribas S.A.	19,259	998,606
Capgemini SE	17,943	3,652,818
Cie de Saint-Gobain	179,300	10,460,032
Credit Agricole S.A.	152,902	1,651,045
SECURITY	NUMBER OF SHARES	VALUE ($)
ICADE	16,877	1,007,656
Ipsen S.A.	15,690	1,626,485
L'Oreal S.A.	13,489	4,907,431
LVMH Moet Hennessy Louis Vuitton SE	25,243	16,335,629
Pernod-Ricard S.A.	19,540	4,032,745
Societe Generale S.A.	90,546	2,176,186
TotalEnergies SE	167,289	8,214,386
		55,063,019

Germany 9.3%
adidas AG	34,073	6,871,133
Bayer AG	40,729	2,682,861
Bayerische Motoren Werke AG	45,591	3,723,224
Deutsche Post AG	187,591	8,014,349
Deutsche Telekom AG	565,352	10,414,433
E.ON SE	243,802	2,537,237
Hugo Boss AG	52,088	2,921,246
Krones AG	16,224	1,252,713
LEG Immobilien SE	17,751	1,820,019
Mercedes-Benz Group AG	97,210	6,785,371
Merck KGaA	41,917	7,776,747
		54,799,333

Greece 0.8%
Hellenic Telecommunications Organization S.A.	245,289	4,718,883

Hong Kong 0.8%
China Construction Bank Corp., H Shares (a)	4,739,000	3,376,059
CSPC Pharmaceutical Group Ltd.	1,600,000	1,635,753
		5,011,812

Ireland 0.2%
CRH plc	27,160	1,073,495

Italy 1.3%
Assicurazioni Generali S.p.A. (b)	61,244	1,159,537
Eni S.p.A.	333,454	4,661,284
Ferrari N.V.	6,511	1,370,922
UniCredit S.p.A.	88,958	823,313
		8,015,056

Japan 22.0%
Advantest Corp.	39,000	2,661,675
AGC, Inc.	38,000	1,424,598
Bandai Namco Holdings, Inc.	18,000	1,218,652
Capcom Co., Ltd.	97,900	2,583,297
Cosmo Energy Holdings Co., Ltd.	57,000	1,416,129
Daifuku Co., Ltd.	14,500	891,585
Dai-ichi Life Holdings, Inc.	220,000	4,405,283
Daiwa House Industry Co., Ltd.	135,000	3,245,424
Electric Power Development Co., Ltd.	76,000	1,041,413

53
Schwab Active Equity Funds  |  Semiannual Report
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Schwab International Core Equity Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Fuji Corp.	88,900	1,483,255
Fujikura Ltd.	302,000	1,428,610
Fujitsu Ltd.	13,500	2,040,514
Hitachi Ltd.	41,000	1,944,484
Hitachi Transport System Ltd.	38,100	2,500,866
Hokkaido Electric Power Co., Inc.	159,300	591,337
Hoya Corp.	87,103	8,644,284
Inpex Corp.	217,000	2,581,902
Japan Post Holdings Co., Ltd.	747,000	5,237,854
Japan Tobacco, Inc.	382,782	6,511,805
KDDI Corp.	155,400	5,146,023
Keyence Corp.	14,100	5,668,258
Komatsu Ltd.	33,000	742,714
Marubeni Corp.	282,000	3,078,203
Mirait Holdings Corp.	167,700	2,350,085
MISUMI Group, Inc.	73,100	1,832,932
Mitsubishi Corp.	42,900	1,440,390
Mitsubishi Estate Co., Ltd.	126,000	1,835,388
Mizuho Financial Group, Inc.	424,500	5,154,579
NGK Spark Plug Co., Ltd.	114,000	1,749,355
Nikon Corp.	75,000	842,761
Nintendo Co., Ltd.	10,600	4,837,742
Nippon Express Holdings, Inc.	33,400	1,958,267
NIPPON REIT Investment Corp.	440	1,261,213
NTT Data Corp.	93,000	1,714,726
ORIX Corp.	448,700	8,183,822
Osaka Gas Co., Ltd.	123,000	2,216,879
Recruit Holdings Co., Ltd.	14,700	533,339
Rohto Pharmaceutical Co., Ltd.	39,000	1,041,477
Sankyu, Inc.	71,200	2,170,818
SCREEN Holdings Co., Ltd.	67,900	5,549,414
Seino Holdings Co., Ltd.	66,000	539,151
Senko Group Holdings Co., Ltd.	84,000	568,083
Seria Co., Ltd.	74,000	1,447,137
Shin-Etsu Chemical Co., Ltd.	22,500	3,092,276
Square Enix Holdings Co., Ltd.	13,000	519,035
Sumitomo Forestry Co., Ltd.	65,000	994,425
Sumitomo Mitsui Financial Group, Inc.	105,000	3,172,463
Suntory Beverage & Food Ltd.	41,500	1,635,142
Tokyotokeiba Co., Ltd.	54,800	1,864,751
Topcon Corp.	39,500	505,567
Trend Micro, Inc.	40,000	2,230,276
Tsugami Corp.	188,000	1,750,743
ZOZO, Inc.	36,300	760,031
		130,240,432

Netherlands 6.0%
ASML Holding N.V.	20,652	11,720,804
ING Groep N.V.	218,502	2,070,134
Koninklijke Ahold Delhaize N.V.	283,787	8,370,571
NN Group N.V.	69,393	3,398,979
OCI N.V. *	167,448	6,345,026
Wolters Kluwer N.V.	34,443	3,478,149
		35,383,663

Norway 1.7%
Aker BP A.S.A.	38,622	1,383,782
Austevoll Seafood A.S.A.	30,189	478,649
DNO A.S.A.	1,660,442	2,517,137
Equinor A.S.A.	164,509	5,560,332
		9,939,900

Republic of Korea 2.1%
Kia Corp.	42,678	2,799,261
Osstem Implant Co., Ltd.	22,868	2,048,288
SECURITY	NUMBER OF SHARES	VALUE ($)
Samsung Electro-Mechanics Co., Ltd.	8,879	1,149,255
Samsung Electronics Co., Ltd.	117,561	6,265,242
		12,262,046

Singapore 0.6%
Jardine Cycle & Carriage Ltd.	184,000	3,835,002

Spain 2.5%
Banco Santander S.A. (b)	2,268,176	6,628,400
Iberdrola S.A.	515,871	5,927,772
Repsol S.A.	160,942	2,400,913
		14,957,085

Sweden 1.1%
Atlas Copco AB, A Shares	43,356	1,965,625
Intrum AB (b)	44,977	1,087,232
Lundin Energy AB	35,402	1,463,726
Telefonaktiebolaget LM Ericsson, B Shares	251,545	2,006,630
		6,523,213

Switzerland 9.6%
Cie Financiere Richemont S.A.	46,866	5,445,393
Kuehne & Nagel International AG	5,461	1,527,694
Nestle S.A.	42,707	5,513,221
Novartis AG	153,313	13,548,153
Roche Holding AG	53,129	19,700,962
UBS Group AG	653,802	11,099,355
		56,834,778

Taiwan 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	154,000	2,784,727

United Kingdom 14.1%
3i Group plc	38,400	628,425
Airtel Africa plc	1,128,072	2,064,071
Anglo American plc	93,983	4,162,598
Auto Trader Group plc	208,171	1,642,919
BAE Systems plc	300,551	2,776,086
Barclays plc	2,975,814	5,469,966
Centrica plc *	2,357,007	2,335,297
Darktrace plc *	110,651	596,881
Diageo plc	276,152	13,776,907
Ferguson plc	44,404	5,570,446
GlaxoSmithKline plc	328,458	7,404,291
Greggs plc	39,428	1,150,348
Gulf Keystone Petroleum Ltd.	349,493	1,061,771
Howden Joinery Group plc	424,664	4,020,512
IG Group Holdings plc	188,697	1,928,497
IMI plc	142,515	2,399,201
Imperial Brands plc	191,590	3,988,048
InterContinental Hotels Group plc	35,603	2,272,886
Investec plc	462,624	2,724,803
Land Securities Group plc	112,152	1,051,825
Man Group plc	1,218,123	3,550,253
RELX plc	161,831	4,821,023
Rio Tinto plc	38,742	2,737,360
Shell plc	64,401	1,728,902
Wise plc, Class A *	107,968	529,093

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See financial notes

Schwab International Core Equity Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
WPP plc	259,180	3,230,643
		83,623,052
Total Common Stocks (Cost $563,920,030)		582,373,952

SHORT-TERM INVESTMENTS 2.1% OF NET ASSETS

Money Market Funds 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29% (c)	4,022,253	4,022,253
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29% (c)(d)	8,133,570	8,133,570
		12,155,823
Total Short-Term Investments (Cost $12,155,823)		12,155,823
Total Investments in Securities (Cost $576,075,853)		594,529,775

*	Non-income producing security.
(a)	Represents a China based company which is listed on the Hong Kong exchange and traded in Hong Kong dollars.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $7,746,645.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$554,027,268	$—	$554,027,268
Brazil	4,215,295	—	—	4,215,295
Canada	11,869,343	—	—	11,869,343
Republic of Korea	2,048,288	10,213,758	—	12,262,046
Short-Term Investments[1]	12,155,823	—	—	12,155,823
Total	$30,288,749	$564,241,026	$—	$594,529,775

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
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See financial notes

Schwab International Core Equity Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $576,075,853) including securities on loan of $7,746,645		$594,529,775
Foreign currency, at value (cost $4,528,524)		4,565,382
Deposit with broker for futures contracts		830,882
Receivables:
Investments sold		3,071,718
Dividends		2,370,658
Foreign tax reclaims		1,092,885
Fund shares sold		313,359
Income from securities on loan		8,170
Prepaid expenses	+	23,107
Total assets		606,805,936
Liabilities
Collateral held for securities on loan		8,133,570
Payables:
Investments bought		6,180,955
Fund shares redeemed		353,585
Investment adviser and administrator fees		300,311
Shareholder service fees		124,401
Independent trustees’ fees		426
Accrued expenses	+	193,999
Total liabilities		15,287,247
Net assets		$591,518,689
Net Assets by Source
Capital received from investors		$637,087,307
Total distributable loss	+	(45,568,618)
Net assets		$591,518,689

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$591,518,689		60,196,577		$9.83

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Schwab International Core Equity Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $1,296,741)		$12,897,030
Securities on loan, net	+	36,583
Total investment income		12,933,613
Expenses
Investment adviser and administrator fees		1,957,802
Shareholder service fees		832,051
Portfolio accounting fees		50,631
Custodian fees		50,122
Professional fees		25,285*
Registration fees		13,309
Shareholder reports		12,539
Transfer agent fees		5,187
Independent trustees’ fees		4,628
Other expenses	+	6,113
Total expenses		2,957,667
Expense reduction	–	54,135*
Net expenses	–	2,903,532
Net investment income		10,030,081
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		6,064,541
Net realized losses on futures contracts		(212,919)
Net realized losses on foreign currency transactions	+	(188,793)
Net realized gains		5,662,829
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(103,296,437)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(116,825)
Net change in unrealized appreciation (depreciation)	+	(103,413,262)
Net realized and unrealized losses		(97,750,433)
Decrease in net assets resulting from operations		($87,720,352)

*	Includes professional fees of $5,403 associated with the filing of tax claims in the European Union deemed to be non-routine expenses of the fund. See financial notes 2(d) and 4 for additional information.
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Schwab International Core Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$10,030,081	$13,811,857
Net realized gains		5,662,829	108,593,613
Net change in unrealized appreciation (depreciation)	+	(103,413,262)	55,427,976
Increase (decrease) in net assets resulting from operations		($87,720,352)	$177,833,446
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($19,624,124)	($7,674,015)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,284,596	$58,132,922	4,866,510	$53,723,390
Shares reinvested		1,446,960	16,191,478	602,440	6,235,261
Shares redeemed	+	(6,481,219)	(68,080,353)	(18,494,429)	(201,985,524)
Net transactions in fund shares		250,337	$6,244,047	(13,025,479)	($142,026,873)
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		59,946,240	$692,619,118	72,971,719	$664,486,560
Total increase (decrease)	+	250,337	(101,100,429)	(13,025,479)	28,132,558
End of period		60,196,577	$591,518,689	59,946,240	$692,619,118
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Schwab Active Equity Funds  |  Semiannual Report
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Schwab Active Equity Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Core Equity Fund	Schwab Target 2045 Fund
Schwab Dividend Equity Fund	Schwab Target 2050 Fund
Schwab Large-Cap Growth Fund	Schwab Target 2055 Fund
Schwab Small-Cap Equity Fund	Schwab Target 2060 Fund
Schwab Health Care Fund	Schwab Target 2065 Fund
Schwab International Core Equity Fund	Schwab Fundamental US Large Company Index Fund
Schwab S&P 500 Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab Small-Cap Index Fund®	Schwab Fundamental International Large Company Index Fund
Schwab Total Stock Market Index Fund®	Schwab Fundamental International Small Company Index Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Fundamental Global Real Estate Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Target 2010 Index Fund
Schwab International Index Fund®	Schwab Target 2015 Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2020 Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2025 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2030 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2035 Index Fund
Schwab International Opportunities Fund	Schwab Target 2040 Index Fund
Schwab Balanced Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab Target 2065 Index Fund
Schwab Target 2030 Fund	Schwab Monthly Income Fund - Moderate Payout
Schwab Target 2035 Fund	Schwab Monthly Income Fund - Enhanced Payout
Schwab Target 2040 Fund	Schwab Monthly Income Fund - Maximum Payout
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
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Schwab Active Equity Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•   Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency
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Schwab Active Equity Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2022 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked to-market gains (as well as any gains realized on sale).
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of April 30, 2022, Schwab Small-Cap Equity Fund and Schwab International Core Equity Fund had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of April 30, 2022, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
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Schwab Active Equity Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed.
Central Securities Depositories Regulation: Effective February 1, 2022, the Central Securities Depositories Regulation (CSDR) introduced new measures for the authorization and supervision of European Union Central Security Depositories and sets out to create a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The Schwab Dividend Equity Fund, Schwab Health Care Fund and Schwab International Core Equity Fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. At this time, management believes the adoption of CSDR will not have a material impact to the financial statements.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
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Schwab Active Equity Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The Schwab International Core Equity Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. For additional details see Affiliates and Affiliated Transactions in financial note 4, Other Affiliated Transactions.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, once a year, with the exception of Schwab Dividend Equity Fund which typically pays quarterly distributions. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes accrued as of April 30, 2022, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Management Risk. The investment techniques, risk analyses and portfolio optimization process the investment adviser may use in constructing the fund’s portfolio do not assure successful investment outcomes. Securities selected with the assistance of the investment process may be negatively impacted by factors or events not foreseen in developing the process. The fund’s investment adviser may make investment decisions using historical information that may not produce the desired results in the future. As a result, a fund may have a lower return than if it were managed using another process or strategy.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Dividend Paying Stock Risk. To the extent that a fund invests in dividend paying stocks, the fund’s performance will correlate with the performance of the dividend paying stock segment of the stock market, and the fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by a fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.
Derivatives Risk. The principal type of derivative used by a fund is a futures contract. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC), could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, market risk and management risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, counterparty risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Counterparty risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Exchange-Traded Fund (ETF) Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
REITs Risk. A fund’s investments in real estate investment trusts (REITs) will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks; for
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on a fund. In addition, REITs have their own expenses, and a fund will bear a proportionate share of those expenses.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities may also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), which may be less liquid than the underlying shares in their primary trading market and GDRs in particular, many of which are issued by companies in emerging markets, may be more volatile. Foreign securities may also include investments in variable interest entities (VIEs) structures, which are created by China-based operating companies in jurisdictions outside of China to obtain indirect financing due to Chinese regulations that prohibit non-Chinese ownership of those companies. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Concentration Risk. The investments of certain funds are concentrated in issuers doing business in the same sector, and therefore, the companies in which a fund invests will be affected by many of the same factors, such as legislative or regulatory changes, intense competition for market share and other competitive challenges. In addition, a fund is subject to the risks that stocks of these companies may underperform other segments of the equity market or stock market as a whole and are likely to have above-average volatility.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Portfolio Turnover Risk. The funds buy and sell portfolio securities actively. This may cause a fund’s portfolio turnover rate and transaction costs to rise, which may lower a fund’s performance and may increase the likelihood of capital gains distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
% OF AVERAGE DAILY NET ASSETS	SCHWAB CORE EQUITY FUND	SCHWAB DIVIDEND EQUITY FUND	SCHWAB LARGE-CAP GROWTH FUND	SCHWAB SMALL-CAP EQUITY FUND	SCHWAB INTERNATIONAL CORE EQUITY FUND
Flat rate	0.47%	0.62%	0.72%	0.81%	0.58%

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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
% OF AVERAGE DAILY NET ASSETS	SCHWAB HEALTH CARE FUND
First $500 million	0.54%
$500 million to $1 billion	0.515%
Over $1 billion	0.49%
For the period ended April 30, 2022, the aggregate advisory fee paid to the investment adviser by the Schwab Health Care Fund was 0.53%, as a percentage of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and a fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
Although these agreements specify certain fees for these services, the investment adviser and its affiliates have made an additional agreement with the funds, for so long as the investment adviser serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation). The expense limitation as a percentage of average daily net assets is as follows:
SCHWAB CORE EQUITY FUND	SCHWAB DIVIDEND EQUITY FUND	SCHWAB LARGE-CAP GROWTH FUND	SCHWAB SMALL-CAP EQUITY FUND	SCHWAB HEALTH CARE FUND	SCHWAB INTERNATIONAL CORE EQUITY FUND
0.75%	0.89%	0.99%	1.12%	0.82%	0.86%
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to the Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of April 30, 2022, as applicable:
	UNDERLYING FUNDS
	SCHWAB CORE EQUITY FUND	SCHWAB DIVIDEND EQUITY FUND	SCHWAB SMALL-CAP EQUITY FUND	SCHWAB INTERNATIONAL CORE EQUITY FUND
Schwab Balanced Fund	13.2%	—%	10.4%	—%
Schwab Monthly Income Fund - Enhanced Payout	—%	2.7%	—%	—%
Schwab Monthly Income Fund - Maximum Payout	—%	1.6%	—%	—%
Schwab Monthly Income Fund - Moderate Payout	—%	2.2%	—%	—%
Schwab Target 2010 Fund	0.1%	—%	0.1%	0.3%
Schwab Target 2015 Fund	0.1%	—%	0.2%	0.4%
Schwab Target 2020 Fund	0.6%	—%	1.3%	3.0%
Schwab Target 2025 Fund	1.1%	—%	2.2%	5.1%
Schwab Target 2030 Fund	2.4%	—%	5.6%	11.7%
Schwab Target 2035 Fund	1.4%	—%	3.6%	7.3%
Schwab Target 2040 Fund	3.1%	—%	8.4%	15.6%
Schwab Target 2045 Fund	0.7%	—%	2.0%	3.6%
Schwab Target 2050 Fund	0.7%	—%	2.1%	3.8%
Schwab Target 2055 Fund	0.5%	—%	1.4%	2.5%
Schwab Target 2060 Fund	0.1%	—%	0.4%	0.7%
Schwab Target 2065 Fund	0.0%*	—%	0.1%	0.1%

*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2(d) were non-routine expenses. The investment adviser agreed to pay these professional fees on behalf of the Schwab International Core Equity Fund, subject to reimbursement to the extent the fund is able to successfully recover taxes withheld in the future.
For the period ended April 30, 2022, the professional fees incurred by the Schwab International Core Equity Fund and paid by the investment adviser were $5,403, as shown on the Statement of Operations.
For the period ended April 30, 2022, the Schwab International Core Equity Fund did not recover any previously withheld foreign taxes and made no reimbursement to the investment adviser.
As of April 30, 2022, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the Schwab International Core Equity Fund to the investment adviser was $5,580.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended April 30, 2022, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab Core Equity Fund	$—	$—	$—
Schwab Dividend Equity Fund	—	—	—
Schwab Large-Cap Growth Fund	—	—	—
Schwab Small-Cap Equity Fund	—	44,900	22,309
Schwab Health Care Fund	—	—	—
Schwab International Core Equity Fund	—	—	—

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), maturing on September 29, 2022. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 29, 2022. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended April 30, 2022, purchases and sales of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Core Equity Fund	$227,917,187	$541,061,757
Schwab Dividend Equity Fund	79,843,229	131,260,168
Schwab Large-Cap Growth Fund	30,787,094	29,041,479
Schwab Small-Cap Equity Fund	303,623,390	327,546,186
Schwab Health Care Fund	242,318,713	266,906,196
Schwab International Core Equity Fund	346,596,926	356,093,006
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Financial Notes, unaudited (continued)

8. Derivatives:
The funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The value and variation margin for futures contracts held at April 30, 2022, if any, are presented in the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized gains (losses) and net change in unrealized appreciation (depreciation) on futures contracts are presented in the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended April 30, 2022, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab Core Equity Fund	$37,918,125*	164*
Schwab Dividend Equity Fund	—	—
Schwab Large-Cap Growth Fund	1,347,954	6
Schwab Small-Cap Equity Fund	3,570,175*	32*
Schwab Health Care Fund	—	—
Schwab International Core Equity Fund	5,085,086*	45*

*	During the period, the fund did not hold futures contracts at any month-end. The average value and number of contracts were calculated by aggregating the highest daily values held each month during the period.

9. Federal Income Taxes:
As of April 30, 2022, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Core Equity Fund	$1,056,536,706	$425,404,172	($70,020,009)	$355,384,163
Schwab Dividend Equity Fund	526,173,983	90,310,784	(25,440,675)	64,870,109
Schwab Large-Cap Growth Fund	138,247,453	116,004,673	(11,346,051)	104,658,622
Schwab Small-Cap Equity Fund	556,515,028	82,225,006	(65,498,862)	16,726,144
Schwab Health Care Fund	561,191,143	298,360,701	(17,607,747)	280,752,954
Schwab International Core Equity Fund	576,812,372	60,646,123	(42,928,720)	17,717,403
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2021, the funds had capital loss carryforwards available as follows:

Schwab Core Equity Fund	$—
Schwab Dividend Equity Fund	—
Schwab Large-Cap Growth Fund	—
Schwab Small-Cap Equity Fund	—
Schwab Health Care Fund	—
Schwab International Core Equity Fund	74,787,803
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Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2022. The tax-basis components of distributions paid during the year ended October 31, 2021 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Core Equity Fund	$17,230,074	$80,768,682
Schwab Dividend Equity Fund	13,599,106	—
Schwab Large-Cap Growth Fund	—	2,530,978
Schwab Small-Cap Equity Fund	1,114,839	—
Schwab Health Care Fund	6,419,244	78,004,824
Schwab International Core Equity Fund	7,674,015	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of October 31, 2021, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended October 31, 2021, the funds did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 103 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	103	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	103	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	103	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	103	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired.	103	Director (2008 – present), KLA-Tencor Corporation
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	103	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	103	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director and Chief Executive Officer (Oct. 2008 – present) and President (Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director (May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present), Chief Executive Officer (Aug. 2017 – present), and President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.	103	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Managing Director (Jan. 2022 – present), Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (Feb. 2018 – Apr. 2022), The Charles Schwab Corporation; Managing Director (May 2022 – present) and Senior Executive Vice President (July 2015 – May 2022), Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – Apr. 2020), Charles Schwab Bank, SSB; Director (Nov. 2017 – Apr. 2020), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present) and Chief Financial Officer (Feb. 2016 – Aug. 2017), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	103	None

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Director (Mar. 2019 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Managing Director (May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Director (July 2020 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Chief Executive Officer (Jan. 2022 – present) and Chief Investment Officer (Apr. 2011 – present), Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Active Equity Funds
Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg US Aggregate Bond Index  An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dividend Equity Spliced Index  An internally calculated index, comprised of the S&P 500 Index from inception of the Schwab Dividend Equity Fund until the close of business on February 27, 2015, and the Russell 1000 Value Index thereafter.
Dow Jones Global Health Care Index  An index that measures the performance of healthcare providers, researchers, and supplies producers around the world. The index is quoted in U.S. dollars.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Growth Index  An index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 1000 Value Index  An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Active Equity Funds  |  Semiannual Report

Notes

Notes

Schwab Active Equity Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2022 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR27230-19
00274699

Semiannual Report  |  April 30, 2022
Schwab Fundamental Index* Funds

Schwab Fundamental
US Large Company Index Fund
Schwab Fundamental
US Small Company Index Fund
Schwab Fundamental International
Large Company Index Fund
Schwab Fundamental International
Small Company Index Fund
Schwab Fundamental Emerging Markets
Large Company Index Fund
*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

Schwab Fundamental Index Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Total Return for the 6 Months Ended April 30, 2022
Schwab Fundamental US Large Company Index Fund (Ticker Symbol: SFLNX)	-1.92%
Russell RAFITM US Large Company Index	-1.80%
Russell 1000® Index	-11.29%
Fund Category: Morningstar Large Value[1]	-2.30%
Performance Details	pages 7-8

Schwab Fundamental US Small Company Index Fund (Ticker Symbol: SFSNX)	-8.63%
Russell RAFITM US Small Company Index	-8.50%
Russell 2000® Index	-18.38%
Fund Category: Morningstar Small Blend[1]	-12.59%
Performance Details	pages 9-10

Schwab Fundamental International Large Company Index Fund[2] (Ticker Symbol: SFNNX)	-6.72%
Russell RAFITM Developed ex US Large Company Index (Net)[3]	-5.67%
MSCI EAFE® Index (Net)[3]	-11.80%
Fund Category: Morningstar Foreign Large Value[1]	-6.85%
Performance Details	pages 11-12
Total Return for the 6 Months Ended April 30, 2022
Schwab Fundamental International Small Company Index Fund[2] (Ticker Symbol: SFILX)	-13.39% [4]
Russell RAFITM Developed ex US Small Company Index (Net)[3]	-12.31%
S&P Developed ex-U.S. Small Cap Index (Net)[3]	-16.42%
Fund Category: Morningstar Foreign Small/Mid Value[1]	-9.39%
Performance Details	pages 13-14

Schwab Fundamental Emerging Markets Large Company Index Fund[2] (Ticker Symbol: SFENX)	-11.67%
Russell RAFITM Emerging Markets Large Company Index (Net)[3]	-11.11%
MSCI Emerging Markets Index (Net)[3]	-14.15%
Fund Category: Morningstar Diversified Emerging Markets[1]	-16.20%
Performance Details	pages 15-16

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for each fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Index ownership — The funds are not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFITM Index Series (the Indices) or otherwise. The Indices are compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Indices and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Indices. For full disclaimer please see the funds’ statement of additional information.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
[4]	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Index Funds
The Investment Environment

For the six-month reporting period ended April 30, 2022, U.S. and international equity markets lost ground. U.S. equity markets ended 2021 with strong gains, with several key U.S. market indices repeatedly hitting record highs through early January 2022, despite persisting COVID-19 pandemic-driven stresses on the global economy and the emergence and spread of the Omicron variant. International developed equity markets also rose during December 2021, although less robustly. However, beginning in early 2022, both U.S. and international equity markets declined in reaction to growing headwinds including accelerating inflation and an increasing likelihood of higher interest rates. In late February 2022, Russia’s invasion of Ukraine drove oil prices above $100 per barrel for the first time since 2014 and roiled stock markets around the world. The U.S. dollar rose against a basket of foreign currencies, ending the reporting period significantly stronger and generally reducing the returns of overseas investments in U.S. dollar terms. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned -9.65%. U.S. small-cap stocks underperformed U.S. large-cap stocks, with the Russell 2000® Index and the Russell 1000® Index returning -18.38% and -11.29%, respectively. The Russell 1000® Value Index and Russell 1000® Growth Index returned -3.94% and -17.84%, respectively, with value outperforming in part as a result of sector composition, the strong performance of the energy sector, and the relative underperformance of the information technology sector. Outside the U.S., the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -11.80% for the reporting period, while the MSCI Emerging Markets Index (Net)* returned -14.15%.
The U.S. economy continued its recovery from the dramatic impact of the COVID-19 pandemic through the end of 2021, with U.S. gross domestic product (GDP) posting a 6.9% annualized growth rate for the fourth quarter of 2021 due to increasing inventories, exports, and personal consumption expenditures. However, amid fading government stimuli, ongoing supply chain disruptions, persisting inflation, and a widening U.S. trade deficit, GDP decreased at an annualized rate of -1.5% for the first quarter of 2022. The unemployment rate, which has fallen steadily since skyrocketing in April 2020, ended the reporting period at its lowest level since February 2020. Inflation, once thought to be transitory, rose throughout the reporting period, ending March 2022 at its highest level in more than 40 years before dropping slightly in April 2022, due to imbalances in the labor market, supply chain bottlenecks, and soaring energy costs.
Asset Class Performance Comparison % returns during the 6 months ended April 30, 2022

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and Schwab Asset Management.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Index Funds
The Investment Environment (continued)

Outside the United States, global economies continued to wrestle with the fallout of the COVID-19 pandemic, including the emergence and spread of the Omicron variant, as well as steepening energy costs, rising inflation, and the war in Ukraine. After spiking to over $120 per barrel in early March 2022 as sanctions were imposed on Russian imports, oil prices ended the reporting period at just under $105 per barrel. The eurozone posted small gains in GDP growth for the fourth quarter of 2021 and the first quarter of 2022 but was heavily impacted by the war in Ukraine and associated spikes in commodity prices. The United Kingdom also posted positive GDP growth in the fourth quarter of 2021 and first quarter of 2022, driven, in part, by increases in COVID-19 testing and tracing and an expansion of its COVID-19 vaccination program. Japan’s economy expanded in the fourth quarter of 2021. Its rising growth was attributed to increases in household consumption and business investment amid a decline in COVID-19 cases and the easing of restrictions. Among emerging markets, China’s GDP growth rate remained positive, increasing slightly for the first quarter of 2022 over the previous quarter. However, China faced multiple headwinds including the political landscape and an emphasis on domestic consumption over globalization, as well as a property downturn, supply chain issues, and growing COVID-19 outbreaks. India posted positive gains in GDP in the final quarter of 2021 on rising consumer demand and a rapid decline in COVID-19 cases.
Monetary policies around the world varied. In the United States, although the U.S. Federal Reserve (Fed) continued to maintain the federal funds rate in a range of 0.00% to 0.25% through much of the reporting period, its stance shifted as inflation continued to rise and indicators of economic activity and employment continued to strengthen. In November 2021, the Fed began scaling back its bond-buying program, subsequently accelerating its wind-down in December 2021, and ending it altogether in early March 2022. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate by 0.25% in mid-March 2022, to a range of 0.25% to 0.50%, with expectations of multiple rate increases throughout the remainder of 2022 to achieve the Fed’s goal of a return to price stability. The European Central Bank held its policy rate at 0.00%, unchanged since March 2016, but accelerated the pace of reducing its asset purchase program, which it said could end in the third quarter of 2022 if inflation persists. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and indicated that it would maintain its ultra-loose monetary policy despite growing inflation, even as its global counterparts sought to exit from crisis-mode policies. The Bank of England, on the other hand, raised its key official bank rate three times during the reporting period, from 0.1% to 0.75%, citing inflationary pressures. Monetary policies in emerging markets were also mixed. China cut its interest rate twice over the reporting period. Indonesia and India maintained their low policy rates implemented in 2020 and 2021. Central banks in Mexico, Brazil, and Pakistan raised their rates multiple times over the reporting period, as a result of a stronger-than-expected recovery or to counteract the impacts of inflation. Russia, notably, raised its interest rate to 20% in late February 2022 amid the broadening fallout of Western sanctions in retaliation against Russia’s invasion of Ukraine, but subsequently reduced it twice.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Index Funds
Fund Management

Christopher Bliss, CFA, Managing Director and Head of Passive Equity Strategies for Schwab Asset Management, is responsible for overseeing the investment process, portfolio management and implementation, and development of investment strategies for passive equity Schwab Funds and Schwab ETFs. Before joining Schwab in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. In this role, Mr. Bliss was responsible for overseeing a team of portfolio managers managing domestic, developed international and emerging markets index strategies. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental US Large Company Index Fund and Schwab Fundamental US Small Company Index Fund. Prior to joining Schwab in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading, and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund, and Schwab Fundamental Emerging Markets Large Company Index Fund. Prior to joining Schwab in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental US Large Company Index Fund and Schwab Fundamental US Small Company Index Fund. Prior to joining Schwab in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors) where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund, and Schwab Fundamental Emerging Markets Large Company Index Fund. Prior to joining Schwab in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in the risk management group as a risk analyst.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund, and Schwab Fundamental Emerging Markets Large Company Index Fund. Prior to this role, Mr. Rios was an associate portfolio manager on the equity index strategies team for four years. His first role with Schwab Asset Management was as a trade operations specialist. Prior to joining Schwab in 2008, Mr. Rios was a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Index Funds
Fund Management (continued)

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental US Large Company Index Fund and Schwab Fundamental US Small Company Index Fund. Prior to joining Schwab in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years. Mr. Sinha also spent time as a software consultant at DPM Mellon, LLC and an equity trader at Jane Street Capital.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental US Large Company Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental US Large Company Index Fund (4/2/07)	-1.92%	4.71%	12.85%	13.08%
Russell RAFITM US Large Company Index	-1.80%	4.94%	13.09%	13.38%
Fundamental U.S. Large Company Spliced Index	-1.80%	4.94%	13.09%	13.42%
Russell 1000® Index	-11.29%	-2.10%	13.44%	13.53%
Fund Category: Morningstar Large Value[2]	-2.30%	3.13%	9.59%	10.73%
Fund Expense Ratio[3]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Index ownership – The Schwab Fundamental US Large Company Index Fund is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFITM US Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental US Large Company Index Fund
Performance and Fund Facts as of April 30, 2022

Statistics1
Number of Holdings	731
Weighted Average Market Cap (millions)	$307,647
Price/Earnings Ratio (P/E)	14.1
Price/Book Ratio (P/B)	2.4
Portfolio Turnover Rate	6% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes in-kind transactions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.
8
Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental US Small Company Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental US Small Company Index Fund (4/2/07)	-8.63%	-3.27%	8.85%	11.24%
Russell RAFITM US Small Company Index	-8.50%	-3.02%	9.05%	11.53%
Fundamental U.S. Small Company Spliced Index	-8.50%	-3.02%	9.05%	11.49%
Russell 2000® Index	-18.38%	-16.87%	7.24%	10.06%
Fund Category: Morningstar Small Blend[2]	-12.59%	-9.66%	7.41%	9.91%
Fund Expense Ratio[3]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Index ownership – The Schwab Fundamental US Small Company Index Fund is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFITM US Small Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental US Small Company Index Fund
Performance and Fund Facts as of April 30, 2022

Statistics1
Number of Holdings	1001
Weighted Average Market Cap (millions)	$4,920
Price/Earnings Ratio (P/E)	13.7
Price/Book Ratio (P/B)	1.8
Portfolio Turnover Rate	22% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes in-kind transactions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.
10
Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental International Large Company Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Large Company Index Fund (4/2/07)	-6.72%	-3.61%	5.42%	6.31%
Russell RAFITM Developed ex US Large Company Index (Net)[3]	-5.67%	-2.65%	5.69%	6.53%
Fundamental Developed ex-U.S. Large Company Spliced Index	-5.67%	-2.65%	5.69%	6.60%
MSCI EAFE® Index (Net)[3]	-11.80%	-8.15%	4.77%	5.77%
Fund Category: Morningstar Foreign Large Value[4]	-6.85%	-5.08%	3.46%	4.64%
Fund Expense Ratio[5]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Index ownership – The Schwab Fundamental International Large Company Index Fund is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFITM Developed ex US Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing. See financial note 2 for more information.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the prospectus.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental International Large Company Index Fund
Performance and Fund Facts as of April 30, 2022

Statistics1
Number of Holdings	963
Weighted Average Market Cap (millions)	$68,016
Price/Earnings Ratio (P/E)	10.1
Price/Book Ratio (P/B)	1.1
Portfolio Turnover Rate	7% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Top Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
12
Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental International Small Company Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Small Company Index Fund (1/31/08)	-13.39% [3]	-11.67%	3.50%	6.61%
Russell RAFITM Developed ex US Small Company Index (Net)[4]	-12.31%	-10.70%	3.95%	7.15%
Fundamental Developed ex-U.S. Small Company Spliced Index	-12.31%	-10.70%	3.95%	7.09%
S&P Developed ex-U.S. Small Cap Index (Net)[4]	-16.42%	-14.27%	4.83%	6.91%
Fund Category: Morningstar Foreign Small/Mid Value[5]	-9.39%	-6.95%	3.75%	5.96%
Fund Expense Ratio[6]: 0.39%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Index ownership – The Schwab Fundamental International Small Company Index Fund is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFITM Developed ex US Small Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing. See financial note 2 for more information.
[3]	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
[4]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
[5]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[6]	As stated in the prospectus.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental International Small Company Index Fund
Performance and Fund Facts as of April 30, 2022

Statistics1
Number of Holdings	1,834
Weighted Average Market Cap (millions)	$3,577
Price/Earnings Ratio (P/E)	10.5
Price/Book Ratio (P/B)	1.1
Portfolio Turnover Rate	20% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Top Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
14
Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental Emerging Markets Large Company Index Fund (1/31/08)	-11.67%	-8.36%	3.74%	2.43%
Russell RAFITM Emerging Markets Large Company Index (Net)[3]	-11.11%	-7.86%	4.56%	3.26%
Fundamental Emerging Markets Large Company Spliced Index	-11.11%	-7.86%	4.56%	3.25%
MSCI Emerging Markets Index (Net)[3]	-14.15%	-18.33%	4.32%	2.89%
Fund Category: Morningstar Diversified Emerging Markets[4]	-16.20%	-18.48%	3.70%	2.74%
Fund Expense Ratio[5]: 0.39%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Index ownership – The Schwab Fundamental Emerging Markets Large Company Index Fund is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFITM Emerging Markets Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing. See financial note 2 for more information.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the prospectus.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index Fund
Performance and Fund Facts as of April 30, 2022

Statistics1
Number of Holdings	352
Weighted Average Market Cap (millions)	$83,247
Price/Earnings Ratio (P/E)	7.6
Price/Book Ratio (P/B)	1.2
Portfolio Turnover Rate	14% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Top Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets. Investing in emerging markets may accentuate these risks.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2021 and held through April 30, 2022.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 11/1/21	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 4/30/22	EXPENSES PAID DURING PERIOD 11/1/21-4/30/22[2]
Schwab Fundamental US Large Company Index Fund
Actual Return	0.25%	$1,000.00	$ 980.80	$1.23
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.55	$1.25
Schwab Fundamental US Small Company Index Fund
Actual Return	0.25%	$1,000.00	$ 913.70	$1.19
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.55	$1.25
Schwab Fundamental International Large Company Index Fund
Actual Return	0.25%	$1,000.00	$ 932.80	$1.20
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.55	$1.25
Schwab Fundamental International Small Company Index Fund
Actual Return	0.39%	$1,000.00	$ 866.80	$1.81
Hypothetical 5% Return	0.39%	$1,000.00	$1,022.86	$1.96
Schwab Fundamental Emerging Markets Large Company Index Fund
Actual Return	0.39%	$1,000.00	$ 883.30	$1.82
Hypothetical 5% Return	0.39%	$1,000.00	$1,022.86	$1.96

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental US Large Company Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$23.19	$16.28	$17.56	$17.47	$16.89	$15.12
Income (loss) from investment operations:
Net investment income (loss)[1]	0.22	0.39	0.42	0.42	0.38	0.35
Net realized and unrealized gains (losses)	(0.62)	7.64	(0.75)	1.08	0.76	2.52
Total from investment operations	(0.40)	8.03	(0.33)	1.50	1.14	2.87
Less distributions:
Distributions from net investment income	(0.40)	(0.44)	(0.43)	(0.42)	(0.36)	(0.34)
Distributions from net realized gains	(0.70)	(0.68)	(0.52)	(0.99)	(0.20)	(0.76)
Total distributions	(1.10)	(1.12)	(0.95)	(1.41)	(0.56)	(1.10)
Net asset value at end of period	$21.69	$23.19	$16.28	$17.56	$17.47	$16.89
Total return	(1.92%) [2]	51.33%	(2.33%)	10.56%	6.83%	19.69%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [3]	0.25%	0.25%	0.25%	0.25%	0.31% [4]
Net operating expenses	N/A	N/A	N/A	N/A	N/A [5]	0.30% [4]
Net investment income (loss)	1.91% [3]	1.87%	2.57%	2.53%	2.17%	2.19%
Portfolio turnover rate	6% [2,6]	16% [6]	13%	20%	10%	15%
Net assets, end of period (x 1,000,000)	$6,858	$6,821	$4,547	$5,237	$4,887	$5,367

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective May 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
[5]	Effective May 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
[6]	Portfolio turnover rate excludes in-kind transactions.
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Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 1.4%
Adient plc *	50,418	1,721,271
Aptiv plc *	42,451	4,516,786
Autoliv, Inc.	29,576	2,179,160
BorgWarner, Inc.	111,411	4,103,267
Dana, Inc.	84,539	1,252,023
Ford Motor Co.	2,252,933	31,901,531
General Motors Co. *	784,290	29,732,434
Gentex Corp.	75,663	2,220,709
Harley-Davidson, Inc.	62,940	2,294,163
Lear Corp.	38,360	4,907,778
Tesla, Inc. *	3,185	2,773,371
The Goodyear Tire & Rubber Co. *	353,859	4,713,402
Thor Industries, Inc.	22,475	1,720,461
Visteon Corp. *	22,075	2,311,473
		96,347,829

Banks 5.9%
Bank of America Corp.	1,853,872	66,146,153
Citigroup, Inc.	1,218,277	58,733,134
Citizens Financial Group, Inc.	152,822	6,021,187
Comerica, Inc.	50,537	4,138,980
Credicorp Ltd.	29,399	4,083,227
East West Bancorp, Inc.	19,813	1,412,667
Fifth Third Bancorp	191,497	7,186,882
First Horizon Corp.	72,368	1,619,596
First Republic Bank	9,911	1,478,919
Huntington Bancshares, Inc.	292,538	3,846,875
JPMorgan Chase & Co.	787,972	94,052,338
KeyCorp	218,663	4,222,383
M&T Bank Corp.	57,325	9,552,638
MGIC Investment Corp.	92,005	1,201,585
New York Community Bancorp, Inc.	139,823	1,291,965
Popular, Inc.	21,054	1,642,001
Radian Group, Inc.	57,526	1,230,481
Regions Financial Corp.	219,855	4,555,396
Signature Bank	4,347	1,053,061
SVB Financial Group *	3,230	1,575,077
Synovus Financial Corp.	28,858	1,198,761
The PNC Financial Services Group, Inc.	103,888	17,255,797
Truist Financial Corp.	192,566	9,310,566
U.S. Bancorp	407,907	19,807,964
Wells Fargo & Co.	1,885,651	82,270,953
Zions Bancorp NA	48,012	2,713,158
		407,601,744

Capital Goods 6.8%
3M Co.	154,107	22,225,312
A.O. Smith Corp.	26,211	1,531,509
Acuity Brands, Inc.	11,807	2,036,471
AECOM	50,365	3,553,754
AerCap Holdings N.V. *	64,079	2,993,130
AGCO Corp.	19,975	2,544,815
SECURITY	NUMBER OF SHARES	VALUE ($)
Air Lease Corp.	30,311	1,220,927
Allegion plc	11,556	1,320,157
Allison Transmission Holdings, Inc.	69,601	2,605,861
AMETEK, Inc.	26,185	3,306,118
Boise Cascade Co.	20,035	1,514,245
Carlisle Cos., Inc.	12,897	3,344,966
Carrier Global Corp.	214,121	8,194,411
Caterpillar, Inc.	118,140	24,873,196
Cummins, Inc.	52,438	9,920,745
Curtiss-Wright Corp.	11,614	1,659,757
Deere & Co.	40,900	15,441,795
Donaldson Co., Inc.	26,898	1,319,078
Dover Corp.	24,120	3,215,196
Eaton Corp. plc	96,678	14,020,244
EMCOR Group, Inc.	21,147	2,251,733
Emerson Electric Co.	146,408	13,203,073
Fastenal Co.	80,199	4,435,807
Flowserve Corp.	46,970	1,536,389
Fluor Corp. *	152,496	3,774,276
Fortive Corp.	35,842	2,060,915
Fortune Brands Home & Security, Inc.	31,539	2,247,154
GATX Corp.	15,331	1,585,072
General Dynamics Corp.	79,616	18,831,572
General Electric Co.	415,013	30,939,219
Graco, Inc.	19,006	1,178,752
Hexcel Corp.	30,276	1,645,803
Honeywell International, Inc.	134,306	25,989,554
Howmet Aerospace, Inc.	109,878	3,749,037
Hubbell, Inc.	12,199	2,383,197
Huntington Ingalls Industries, Inc.	17,338	3,688,486
IDEX Corp.	9,260	1,757,733
Illinois Tool Works, Inc.	57,060	11,247,097
Ingersoll Rand, Inc.	17,364	763,321
ITT, Inc.	16,561	1,162,913
Johnson Controls International plc	152,890	9,153,524
L3Harris Technologies, Inc.	29,883	6,940,626
Lennox International, Inc.	5,069	1,080,660
Lincoln Electric Holdings, Inc.	13,471	1,814,948
Lockheed Martin Corp.	55,057	23,791,231
Masco Corp.	54,997	2,897,792
MasTec, Inc. *	16,358	1,177,940
MDU Resources Group, Inc.	71,830	1,850,341
MSC Industrial Direct Co., Inc., Class A	19,254	1,595,386
Nordson Corp.	6,734	1,452,456
Northrop Grumman Corp.	35,827	15,742,384
nVent Electric plc	42,966	1,451,391
Oshkosh Corp.	24,549	2,269,310
Otis Worldwide Corp.	47,138	3,433,532
Owens Corning	37,163	3,379,232
PACCAR, Inc.	117,461	9,755,136
Parker-Hannifin Corp.	24,408	6,610,175
Pentair plc	32,106	1,629,380
Quanta Services, Inc.	35,380	4,103,372
Raytheon Technologies Corp.	221,520	21,024,463
Regal Rexnord Corp.	14,032	1,785,432
Rockwell Automation, Inc.	17,280	4,366,138
Sensata Technologies Holding plc *	33,035	1,500,119
Snap-on, Inc.	15,034	3,194,575

19
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Spirit AeroSystems Holdings, Inc., Class A	72,724	3,057,317
Stanley Black & Decker, Inc.	32,301	3,880,965
Textron, Inc.	71,738	4,967,857
The Boeing Co. *	155,100	23,085,084
The Middleby Corp. *	7,423	1,142,325
The Timken Co.	18,493	1,065,937
The Toro Co.	14,470	1,159,481
Trane Technologies plc	32,598	4,560,134
TransDigm Group, Inc. *	7,311	4,348,656
UFP Industries, Inc.	21,272	1,645,815
United Rentals, Inc. *	19,815	6,271,844
Univar Solutions, Inc. *	67,369	1,961,785
W.W. Grainger, Inc.	11,250	5,625,337
Watsco, Inc.	7,048	1,880,265
WESCO International, Inc. *	20,651	2,545,442
Westinghouse Air Brake Technologies Corp.	26,675	2,398,349
Xylem, Inc.	20,503	1,650,492
		464,519,418

Commercial & Professional Services 0.9%
ABM Industries, Inc.	35,352	1,706,441
Booz Allen Hamilton Holding Corp.	25,874	2,112,095
CACI International, Inc., Class A *	6,359	1,687,043
Cintas Corp.	10,307	4,094,559
Copart, Inc. *	12,053	1,369,823
CoreCivic, Inc. *	153,610	1,909,372
Equifax, Inc.	8,885	1,808,275
Jacobs Engineering Group, Inc.	31,975	4,430,136
KBR, Inc.	35,217	1,733,733
Leidos Holdings, Inc.	44,986	4,656,501
ManpowerGroup, Inc.	49,309	4,447,672
Nielsen Holdings plc	173,190	4,643,224
Republic Services, Inc.	37,878	5,085,879
Robert Half International, Inc.	30,906	3,038,369
Science Applications International Corp.	20,589	1,713,623
TransUnion	12,858	1,125,332
Verisk Analytics, Inc.	11,140	2,273,117
Waste Management, Inc.	72,373	11,901,016
		59,736,210

Consumer Durables & Apparel 1.2%
Brunswick Corp.	20,997	1,587,583
Capri Holdings Ltd. *	50,575	2,412,427
Carter's, Inc.	18,802	1,583,880
D.R. Horton, Inc.	81,069	5,641,592
Deckers Outdoor Corp. *	3,849	1,022,872
Hanesbrands, Inc.	152,557	2,022,906
Hasbro, Inc.	26,005	2,290,000
KB Home	31,572	1,023,880
Leggett & Platt, Inc.	49,043	1,747,402
Lennar Corp., Class A	73,008	5,584,382
Lululemon Athletica, Inc. *	6,344	2,249,773
Meritage Homes Corp. *	13,787	1,138,117
Mohawk Industries, Inc. *	22,916	3,232,531
Newell Brands, Inc.	112,299	2,599,722
NIKE, Inc., Class B	118,805	14,814,983
NVR, Inc. *	785	3,435,325
Polaris, Inc.	17,824	1,692,211
PulteGroup, Inc.	105,886	4,421,799
PVH Corp.	37,488	2,728,377
Ralph Lauren Corp.	19,296	2,013,345
Skechers U.S.A., Inc., Class A *	33,083	1,267,079
Tapestry, Inc.	81,006	2,666,717
Taylor Morrison Home Corp. *	51,588	1,351,090
SECURITY	NUMBER OF SHARES	VALUE ($)
Toll Brothers, Inc.	42,277	1,960,384
Tri Pointe Homes, Inc. *	64,449	1,332,161
VF Corp.	83,065	4,319,380
Whirlpool Corp.	27,693	5,026,833
		81,166,751

Consumer Services 1.9%
Aramark	96,314	3,491,382
Booking Holdings, Inc. *	7,487	16,548,591
Carnival Corp. *	356,580	6,168,834
Chipotle Mexican Grill, Inc. *	1,634	2,378,467
Darden Restaurants, Inc.	22,457	2,958,261
Domino’s Pizza, Inc.	5,915	1,999,270
Expedia Group, Inc. *	22,864	3,995,484
H&R Block, Inc.	64,862	1,690,952
Hilton Worldwide Holdings, Inc. *	32,824	5,097,239
Las Vegas Sands Corp. *	131,601	4,662,623
Marriott International, Inc., Class A *	38,091	6,761,914
McDonald’s Corp.	126,404	31,494,821
MGM Resorts International	121,822	4,999,575
Norwegian Cruise Line Holdings Ltd. *	130,621	2,616,339
Royal Caribbean Cruises Ltd. *	67,979	5,284,008
Service Corp. International	27,102	1,778,162
Starbucks Corp.	214,978	16,045,958
Travel & Leisure Co.	31,481	1,746,566
Vail Resorts, Inc.	5,193	1,319,853
Wynn Resorts Ltd. *	24,423	1,721,333
Yum China Holdings, Inc.	70,027	2,927,129
Yum! Brands, Inc.	57,042	6,674,484
		132,361,245

Diversified Financials 5.6%
Affiliated Managers Group, Inc.	13,655	1,714,658
AGNC Investment Corp.	115,345	1,266,488
Ally Financial, Inc.	171,169	6,839,913
American Express Co.	147,535	25,775,840
Ameriprise Financial, Inc.	31,933	8,477,892
Annaly Capital Management, Inc.	271,535	1,743,255
Berkshire Hathaway, Inc., Class A *	82	39,715,880
Berkshire Hathaway, Inc., Class B *	287,599	92,845,585
BlackRock, Inc.	17,750	11,088,070
Blackstone, Inc.	9,782	993,558
Capital One Financial Corp.	168,517	21,000,589
Cboe Global Markets, Inc.	12,806	1,446,822
Chimera Investment Corp.	86,043	862,151
CME Group, Inc.	29,313	6,429,513
Discover Financial Services	121,653	13,681,096
Equitable Holdings, Inc.	79,791	2,300,375
Evercore, Inc., Class A	11,659	1,232,939
Franklin Resources, Inc.	170,381	4,189,669
Intercontinental Exchange, Inc.	52,081	6,031,501
Invesco Ltd.	150,852	2,772,660
Janus Henderson Group plc	40,267	1,227,338
Jefferies Financial Group, Inc.	59,827	1,840,279
KKR & Co., Inc.	59,231	3,019,004
Lazard Ltd., Class A	39,398	1,291,072
LPL Financial Holdings, Inc.	14,128	2,654,227
Moody's Corp.	11,589	3,667,687
Morgan Stanley	239,431	19,295,744
MSCI, Inc.	3,349	1,410,766
Nasdaq, Inc.	10,645	1,675,204
Navient Corp.	186,106	2,957,224
New Residential Investment Corp.	232,102	2,413,861
Northern Trust Corp.	39,790	4,100,360
OneMain Holdings, Inc.	35,191	1,616,323
PROG Holdings, Inc. *	31,382	830,682

20
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Raymond James Financial, Inc.	28,566	2,784,042
S&P Global, Inc.	28,489	10,726,108
SEI Investments Co.	27,766	1,547,122
SLM Corp.	71,536	1,196,797
Starwood Property Trust, Inc.	66,661	1,525,204
State Street Corp.	85,450	5,722,586
Synchrony Financial	365,553	13,456,006
T. Rowe Price Group, Inc.	46,985	5,781,034
The Bank of New York Mellon Corp.	282,153	11,867,355
The Charles Schwab Corp. (a)	74,672	4,952,994
The Goldman Sachs Group, Inc.	84,993	25,964,512
Voya Financial, Inc.	28,052	1,771,203
		385,703,188

Energy 10.4%
Antero Resources Corp. *	113,794	4,005,549
APA Corp.	105,109	4,302,111
Baker Hughes Co.	393,235	12,198,150
Cheniere Energy, Inc.	22,393	3,041,193
Chevron Corp.	862,600	135,143,542
ConocoPhillips	430,057	41,079,045
Delek US Holdings, Inc. *	102,086	2,470,481
Devon Energy Corp.	78,318	4,555,758
EOG Resources, Inc.	126,814	14,806,803
Equitrans Midstream Corp.	147,145	1,156,560
Exxon Mobil Corp.	2,328,666	198,518,777
Halliburton Co.	278,534	9,921,381
Helmerich & Payne, Inc.	88,313	4,065,047
Hess Corp.	30,567	3,150,541
HF Sinclair Corp. *	196,859	7,484,579
Kinder Morgan, Inc.	822,099	14,921,097
Marathon Oil Corp.	344,520	8,585,438
Marathon Petroleum Corp.	468,555	40,886,109
Murphy Oil Corp.	78,571	2,991,984
NOV, Inc.	368,999	6,689,952
Occidental Petroleum Corp.	413,479	22,778,558
ONEOK, Inc.	119,049	7,539,373
Ovintiv, Inc.	64,576	3,305,645
PBF Energy, Inc., Class A *	301,916	8,773,679
Peabody Energy Corp. *	161,381	3,653,666
Phillips 66	438,189	38,017,278
Pioneer Natural Resources Co.	27,647	6,427,098
Schlumberger N.V.	566,632	22,104,314
Targa Resources Corp.	80,949	5,942,466
TechnipFMC plc *	337,898	2,338,254
The Williams Cos., Inc.	324,145	11,114,932
Valero Energy Corp.	477,935	53,280,194
World Fuel Services Corp.	219,592	5,318,518
		710,568,072

Food & Staples Retailing 3.3%
Casey's General Stores, Inc.	14,255	2,869,531
Costco Wholesale Corp.	79,376	42,205,807
Performance Food Group Co. *	101,810	5,014,142
Rite Aid Corp. *(b)	123,763	788,370
SpartanNash, Co.	72,755	2,494,041
Sprouts Farmers Market, Inc. *	59,077	1,760,495
Sysco Corp.	142,081	12,145,084
The Kroger Co.	567,128	30,602,227
U.S. Foods Holding Corp. *	153,159	5,761,842
United Natural Foods, Inc. *	57,326	2,461,005
Walgreens Boots Alliance, Inc.	751,873	31,879,415
Walmart, Inc.	569,629	87,147,541
		225,129,500

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 4.5%
Altria Group, Inc.	611,930	34,004,950
Archer-Daniels-Midland Co.	335,792	30,073,532
Bunge Ltd.	98,175	11,105,556
Campbell Soup Co.	55,277	2,610,180
Coca-Cola Europacific Partners plc	74,390	3,715,781
Conagra Brands, Inc.	128,145	4,476,105
Constellation Brands, Inc., Class A	25,393	6,248,963
Darling Ingredients, Inc. *	22,999	1,687,897
Flowers Foods, Inc.	62,487	1,657,155
General Mills, Inc.	155,511	10,999,293
Hormel Foods Corp.	72,873	3,817,816
Ingredion, Inc.	36,391	3,097,238
Kellogg Co.	69,798	4,781,163
Keurig Dr Pepper, Inc.	84,882	3,174,587
Lamb Weston Holdings, Inc.	19,158	1,266,344
McCormick & Co., Inc. - Non Voting Shares	28,377	2,853,875
Molson Coors Beverage Co., Class B	97,658	5,287,204
Mondelez International, Inc., Class A	327,222	21,099,275
Monster Beverage Corp. *	41,138	3,524,704
PepsiCo, Inc.	251,696	43,218,720
Philip Morris International, Inc.	333,994	33,399,400
Post Holdings, Inc. *	16,542	1,230,559
Sanderson Farms, Inc.	9,867	1,868,514
The Coca-Cola Co.	596,661	38,550,267
The Hershey Co.	17,524	3,956,393
The JM Smucker Co.	39,971	5,473,229
The Kraft Heinz Co.	243,702	10,389,016
Tyson Foods, Inc., Class A	163,583	15,239,392
		308,807,108

Health Care Equipment & Services 6.4%
Abbott Laboratories	164,070	18,621,945
Align Technology, Inc. *	2,501	725,065
AmerisourceBergen Corp.	53,584	8,106,723
Anthem, Inc.	83,778	42,050,691
Baxter International, Inc.	97,726	6,944,410
Becton, Dickinson & Co.	32,822	8,113,270
Boston Scientific Corp. *	110,206	4,640,775
Cardinal Health, Inc.	274,972	15,962,125
Centene Corp. *	164,355	13,238,795
Cerner Corp.	65,424	6,126,303
Cigna Corp.	87,423	21,574,248
CVS Health Corp.	595,137	57,210,520
DaVita, Inc. *	40,923	4,434,825
Dentsply Sirona, Inc.	44,343	1,773,277
Edwards Lifesciences Corp. *	23,284	2,462,981
Embecta Corp. *	6,559	199,590
Encompass Health Corp.	25,654	1,765,765
Envista Holdings Corp. *	37,115	1,470,496
HCA Healthcare, Inc.	57,903	12,423,089
Henry Schein, Inc. *	46,053	3,734,898
Hologic, Inc. *	31,423	2,262,142
Humana, Inc.	49,320	21,925,699
IDEXX Laboratories, Inc. *	1,719	739,995
Intuitive Surgical, Inc. *	11,925	2,853,652
Laboratory Corp. of America Holdings *	18,572	4,462,480
McKesson Corp.	78,811	24,400,674
Medtronic plc	268,193	27,988,621
Molina Healthcare, Inc. *	12,008	3,763,908
Patterson Cos., Inc.	49,173	1,513,053
Quest Diagnostics, Inc.	38,320	5,128,749
ResMed, Inc.	8,278	1,655,352
STERIS plc	10,712	2,400,024
Stryker Corp.	33,401	8,058,325

21
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Teleflex, Inc.	3,990	1,139,624
Tenet Healthcare Corp. *	38,219	2,771,260
The Cooper Cos., Inc.	3,823	1,380,256
UnitedHealth Group, Inc.	172,592	87,771,662
Universal Health Services, Inc., Class B	37,474	4,591,689
Zimmer Biomet Holdings, Inc.	33,781	4,079,056
Zimvie, Inc. *	950	21,375
		440,487,387

Household & Personal Products 1.4%
Church & Dwight Co., Inc.	35,515	3,464,843
Colgate-Palmolive Co.	140,914	10,857,424
Kimberly-Clark Corp.	64,041	8,890,812
Nu Skin Enterprises, Inc., Class A	27,875	1,188,590
Spectrum Brands Holdings, Inc.	14,920	1,269,244
The Clorox Co.	22,817	3,273,555
The Estee Lauder Cos., Inc., Class A	16,377	4,324,511
The Procter & Gamble Co.	403,016	64,704,219
		97,973,198

Insurance 3.7%
Aflac, Inc.	228,529	13,090,141
Alleghany Corp. *	3,782	3,163,643
American Financial Group, Inc.	16,183	2,241,022
American International Group, Inc.	534,819	31,292,260
Aon plc, Class A	32,770	9,437,432
Arch Capital Group Ltd. *	58,741	2,682,701
Arthur J. Gallagher & Co.	19,792	3,334,754
Assurant, Inc.	10,736	1,952,664
Assured Guaranty Ltd.	46,680	2,574,402
Brown & Brown, Inc.	23,720	1,470,166
Chubb Ltd.	87,081	17,977,872
Cincinnati Financial Corp.	29,760	3,650,362
CNO Financial Group, Inc.	81,140	1,958,720
Everest Re Group Ltd.	10,878	2,988,295
Fidelity National Financial, Inc.	80,429	3,202,683
First American Financial Corp.	36,552	2,131,347
Genworth Financial, Inc., Class A *	524,362	1,945,383
Globe Life, Inc.	29,444	2,887,868
Kemper Corp.	19,719	910,229
Lincoln National Corp.	73,996	4,450,859
Loews Corp.	83,677	5,258,263
Markel Corp. *	2,211	2,992,102
Marsh & McLennan Cos., Inc.	63,563	10,278,137
MetLife, Inc.	274,912	18,056,220
Old Republic International Corp.	103,919	2,287,257
Primerica, Inc.	10,416	1,349,497
Principal Financial Group, Inc.	81,474	5,551,638
Prudential Financial, Inc.	172,089	18,673,377
Reinsurance Group of America, Inc.	28,102	3,015,907
RenaissanceRe Holdings Ltd.	8,160	1,171,123
The Allstate Corp.	125,876	15,928,349
The Hanover Insurance Group, Inc.	12,622	1,853,162
The Hartford Financial Services Group, Inc.	120,786	8,446,565
The Progressive Corp.	109,938	11,802,944
The Travelers Cos., Inc.	136,611	23,368,678
Unum Group	157,710	4,813,309
W.R. Berkley Corp.	45,052	2,995,508
Willis Towers Watson plc	16,900	3,631,134
		254,815,973

Materials 3.5%
Air Products & Chemicals, Inc.	29,600	6,928,472
Albemarle Corp.	12,476	2,405,747
SECURITY	NUMBER OF SHARES	VALUE ($)
Alcoa Corp.	80,753	5,475,053
AptarGroup, Inc.	11,283	1,295,627
Arconic Corp. *	74,946	1,885,641
Avery Dennison Corp.	13,297	2,401,438
Axalta Coating Systems Ltd. *	47,362	1,201,574
Ball Corp.	34,532	2,802,617
Berry Global Group, Inc. *	33,240	1,873,074
Celanese Corp.	30,855	4,533,834
CF Industries Holdings, Inc.	61,773	5,981,480
Commercial Metals Co.	51,996	2,131,836
Corteva, Inc.	116,178	6,702,309
Crown Holdings, Inc.	20,930	2,303,137
Dow, Inc.	205,563	13,669,940
DuPont de Nemours, Inc.	205,489	13,547,890
Eastman Chemical Co.	50,417	5,176,313
Ecolab, Inc.	37,436	6,339,412
FMC Corp.	14,554	1,928,987
Freeport-McMoRan, Inc.	116,267	4,714,627
Graphic Packaging Holding Co.	111,242	2,425,076
Huntsman Corp.	91,514	3,099,579
International Flavors & Fragrances, Inc.	18,152	2,201,838
International Paper Co.	175,625	8,127,925
Linde plc	69,967	21,826,905
Louisiana-Pacific Corp.	21,484	1,386,148
LyondellBasell Industries N.V., Class A	134,197	14,228,908
Martin Marietta Materials, Inc.	8,622	3,054,085
Newmont Corp.	109,766	7,996,453
Nucor Corp.	98,291	15,213,481
O-I Glass, Inc. *	139,001	1,873,733
Olin Corp.	41,126	2,360,632
Packaging Corp. of America	27,181	4,380,762
PPG Industries, Inc.	54,770	7,010,012
Reliance Steel & Aluminum Co.	32,883	6,519,055
RPM International, Inc.	24,176	2,004,190
Sealed Air Corp.	43,574	2,797,887
Sonoco Products Co.	36,402	2,253,648
Steel Dynamics, Inc.	76,351	6,547,098
Sylvamo Corp. *	23,111	1,031,906
The Chemours Co.	65,245	2,157,652
The Mosaic Co.	119,376	7,451,450
The Sherwin-Williams Co.	19,472	5,354,021
United States Steel Corp.	126,924	3,869,913
Vulcan Materials Co.	16,311	2,810,222
Warrior Met Coal, Inc.	64,428	2,195,062
WestRock Co.	153,062	7,581,161
		241,057,810

Media & Entertainment 4.3%
Activision Blizzard, Inc.	79,656	6,021,994
Alphabet, Inc., Class A *	20,054	45,767,038
Alphabet, Inc., Class C *	19,132	43,990,782
Altice USA, Inc., Class A *	167,528	1,554,660
Charter Communications, Inc., Class A *	30,665	13,139,646
Comcast Corp., Class A	1,178,184	46,844,596
DISH Network Corp., Class A *	81,344	2,319,117
Electronic Arts, Inc.	43,757	5,165,514
Fox Corp., Class A	97,045	3,478,093
Fox Corp., Class B	46,553	1,547,422
Liberty Media Corp. - Liberty SiriusXM, Class A *	42,581	1,781,163
Liberty Media Corp. - Liberty SiriusXM, Class C *	85,057	3,562,187
Meta Platforms, Inc., Class A *	185,818	37,250,934
Netflix, Inc. *	7,194	1,369,450
News Corp., Class A	106,373	2,112,568
News Corp., Class B	33,374	664,476
Nexstar Media Group, Inc., Class A	8,930	1,414,691

22
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Omnicom Group, Inc.	69,862	5,318,594
Paramount Global, Class B	230,350	6,707,792
Take-Two Interactive Software, Inc. *	8,592	1,026,830
TEGNA, Inc.	70,658	1,558,009
The Interpublic Group of Cos., Inc.	88,960	2,901,875
The Walt Disney Co. *	266,940	29,798,512
Twitter, Inc. *	33,486	1,641,484
Warner Bros Discovery, Inc. *	1,365,363	24,781,338
		291,718,765

Pharmaceuticals, Biotechnology & Life Sciences 6.5%
AbbVie, Inc.	286,906	42,140,753
Agilent Technologies, Inc.	27,277	3,253,328
Amgen, Inc.	158,520	36,965,279
Biogen, Inc. *	45,521	9,442,876
Bristol-Myers Squibb Co.	349,813	26,330,424
Danaher Corp.	33,915	8,517,074
Eli Lilly & Co.	52,067	15,210,333
Gilead Sciences, Inc.	601,427	35,688,678
ICON plc *	8,952	2,025,032
Illumina, Inc. *	6,864	2,036,206
IQVIA Holdings, Inc. *	25,825	5,629,592
Jazz Pharmaceuticals plc *	14,072	2,254,616
Johnson & Johnson	492,040	88,793,538
Merck & Co., Inc.	579,740	51,417,141
Mettler-Toledo International, Inc. *	1,703	2,175,634
PerkinElmer, Inc.	8,369	1,226,979
Perrigo Co., plc	61,620	2,113,566
Pfizer, Inc.	1,481,002	72,672,768
Regeneron Pharmaceuticals, Inc. *	8,858	5,838,396
Thermo Fisher Scientific, Inc.	28,864	15,959,483
United Therapeutics Corp. *	9,929	1,762,993
Vertex Pharmaceuticals, Inc. *	8,822	2,410,347
Viatris, Inc.	425,024	4,390,498
Waters Corp. *	8,564	2,595,063
Zoetis, Inc.	24,861	4,406,612
		445,257,209

Real Estate 2.2%
Alexandria Real Estate Equities, Inc.	9,672	1,761,852
American Campus Communities, Inc.	27,137	1,754,950
American Tower Corp.	31,965	7,704,204
AvalonBay Communities, Inc.	16,805	3,822,801
Boston Properties, Inc.	30,242	3,556,459
Brixmor Property Group, Inc.	79,957	2,029,309
Camden Property Trust	10,529	1,651,895
CBRE Group, Inc., Class A *	60,498	5,023,754
Crown Castle International Corp.	40,159	7,437,848
Digital Realty Trust, Inc.	25,629	3,744,909
DigitalBridge Group, Inc. *	277,308	1,930,064
Diversified Healthcare Trust	485,317	1,091,963
Duke Realty Corp.	29,688	1,625,418
Equinix, Inc.	7,034	5,058,009
Equity Residential	52,952	4,315,588
Essex Property Trust, Inc.	7,247	2,386,220
Extra Space Storage, Inc.	9,765	1,855,350
Federal Realty Investment Trust	11,496	1,345,722
Gaming & Leisure Properties, Inc.	30,342	1,346,578
Healthpeak Properties, Inc.	92,291	3,028,068
Host Hotels & Resorts, Inc.	330,670	6,729,134
Invitation Homes, Inc.	44,830	1,785,131
Iron Mountain, Inc.	75,618	4,062,955
Jones Lang LaSalle, Inc. *	15,859	3,468,839
Kimco Realty Corp.	107,704	2,728,142
Lamar Advertising Co., Class A	14,849	1,639,478
Medical Properties Trust, Inc.	56,989	1,048,028
SECURITY	NUMBER OF SHARES	VALUE ($)
Mid-America Apartment Communities, Inc.	12,233	2,405,986
Omega Healthcare Investors, Inc.	46,125	1,175,265
Park Hotels & Resorts, Inc.	132,387	2,609,348
Prologis, Inc.	36,082	5,783,584
Public Storage	12,129	4,505,924
Realogy Holdings Corp. *	122,938	1,347,400
Realty Income Corp.	54,317	3,767,427
Regency Centers Corp.	23,444	1,613,651
SBA Communications Corp.	4,044	1,403,713
Service Properties Trust	210,968	1,713,060
Simon Property Group, Inc.	58,447	6,896,746
SL Green Realty Corp.	26,779	1,853,642
Sun Communities, Inc.	7,707	1,353,118
The Macerich Co.	96,448	1,210,422
UDR, Inc.	31,958	1,700,485
Ventas, Inc.	118,390	6,576,565
VICI Properties, Inc.	41,917	1,249,546
Vornado Realty Trust	58,236	2,254,316
Welltower, Inc.	86,646	7,868,323
Weyerhaeuser Co.	197,568	8,143,753
WP Carey, Inc.	21,633	1,747,297
		151,112,239

Retailing 4.2%
Advance Auto Parts, Inc.	16,431	3,280,120
Amazon.com, Inc. *	15,870	39,446,948
American Eagle Outfitters, Inc.	62,698	947,367
Asbury Automotive Group, Inc. *	8,254	1,516,342
AutoNation, Inc. *	27,554	3,193,784
AutoZone, Inc. *	2,071	4,049,778
Bath & Body Works, Inc.	51,610	2,729,653
Bed Bath & Beyond, Inc. *	175,775	2,392,298
Best Buy Co., Inc.	104,243	9,374,573
Big Lots, Inc.	37,536	1,159,862
Burlington Stores, Inc. *	6,188	1,259,629
CarMax, Inc. *	41,706	3,577,541
Dick's Sporting Goods, Inc.	21,555	2,078,333
Dollar General Corp.	54,003	12,827,333
Dollar Tree, Inc. *	53,696	8,722,915
eBay, Inc.	186,420	9,678,926
Foot Locker, Inc.	63,694	1,866,871
Genuine Parts Co.	40,735	5,297,587
Group 1 Automotive, Inc.	11,800	2,054,852
Kohl's Corp.	161,228	9,331,877
Lithia Motors, Inc.	6,810	1,928,115
LKQ Corp.	74,173	3,681,206
Lowe’s Cos., Inc.	114,966	22,732,227
Macy's, Inc.	355,404	8,590,115
Murphy USA, Inc.	17,461	4,078,890
Nordstrom, Inc.	102,106	2,624,124
O'Reilly Automotive, Inc. *	11,127	6,749,082
Penske Automotive Group, Inc.	17,147	1,797,349
Pool Corp.	2,584	1,047,088
Qurate Retail, Inc., Class A	471,874	1,986,590
Ross Stores, Inc.	59,845	5,970,736
Target Corp.	129,060	29,509,569
The Gap, Inc.	135,492	1,682,811
The Home Depot, Inc.	150,123	45,096,949
The ODP Corp. *	61,987	2,667,301
The TJX Cos., Inc.	251,917	15,437,474
Tractor Supply Co.	18,498	3,726,422
Ulta Beauty, Inc. *	7,299	2,896,243
Williams-Sonoma, Inc.	13,640	1,779,747
		288,768,627

23
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment 3.4%
Advanced Micro Devices, Inc. *	57,730	4,937,070
Analog Devices, Inc.	50,217	7,752,500
Applied Materials, Inc.	111,598	12,314,839
Broadcom, Inc.	42,491	23,556,585
Intel Corp.	1,718,661	74,916,433
KLA Corp.	14,093	4,499,331
Lam Research Corp.	13,758	6,407,926
Marvell Technology, Inc.	36,461	2,117,655
Microchip Technology, Inc.	43,285	2,822,182
Micron Technology, Inc.	280,142	19,102,883
MKS Instruments, Inc.	7,753	883,687
NVIDIA Corp.	43,314	8,033,448
NXP Semiconductors N.V.	37,929	6,482,066
ON Semiconductor Corp. *	53,951	2,811,387
Qorvo, Inc. *	22,060	2,509,987
QUALCOMM, Inc.	185,922	25,971,444
Skyworks Solutions, Inc.	34,002	3,852,427
Teradyne, Inc.	16,490	1,739,035
Texas Instruments, Inc.	129,671	22,076,488
		232,787,373

Software & Services 5.8%
Accenture plc, Class A	68,162	20,473,138
Adobe, Inc. *	17,625	6,978,619
Akamai Technologies, Inc. *	24,785	2,782,860
Amdocs Ltd.	44,409	3,538,953
ANSYS, Inc. *	4,497	1,239,778
Autodesk, Inc. *	5,694	1,077,760
Automatic Data Processing, Inc.	48,126	10,500,131
Bread Financial Holdings, Inc.	49,000	2,685,200
Broadridge Financial Solutions, Inc.	16,070	2,316,169
Cadence Design Systems, Inc. *	13,837	2,087,312
CDK Global, Inc.	46,922	2,553,026
Check Point Software Technologies Ltd. *	20,204	2,551,563
Citrix Systems, Inc.	33,802	3,383,580
Cognizant Technology Solutions Corp., Class A	166,190	13,444,771
DXC Technology Co. *	133,156	3,821,577
Fidelity National Information Services, Inc.	66,307	6,574,339
Fiserv, Inc. *	40,674	3,982,798
FleetCor Technologies, Inc. *	11,703	2,920,133
Genpact Ltd.	36,796	1,481,775
Global Payments, Inc.	22,694	3,108,624
International Business Machines Corp.	379,841	50,218,779
Intuit, Inc.	13,193	5,524,569
Jack Henry & Associates, Inc.	10,094	1,913,621
Kyndryl Holdings, Inc. *	164,315	1,953,705
Mastercard, Inc., Class A	51,282	18,634,853
Maximus, Inc.	19,715	1,436,829
Microsoft Corp.	482,927	134,021,901
NCR Corp. *	47,137	1,651,209
NortonLifeLock, Inc.	132,303	3,312,867
Oracle Corp.	398,332	29,237,569
Palo Alto Networks, Inc. *	1,908	1,070,922
Paychex, Inc.	37,551	4,758,838
PayPal Holdings, Inc. *	57,896	5,090,795
Roper Technologies, Inc.	8,266	3,884,359
Salesforce, Inc. *	23,895	4,204,086
SS&C Technologies Holdings, Inc.	21,090	1,363,679
Synopsys, Inc. *	6,848	1,963,938
The Western Union Co.	168,048	2,816,485
VeriSign, Inc. *	6,700	1,197,223
Visa, Inc., Class A	107,738	22,962,200
SECURITY	NUMBER OF SHARES	VALUE ($)
VMware, Inc., Class A	20,439	2,208,230
		396,928,763

Technology Hardware & Equipment 7.0%
Amphenol Corp., Class A	63,624	4,549,116
Apple Inc.	1,848,762	291,457,329
Arrow Electronics, Inc. *	49,754	5,864,006
Avnet, Inc.	168,683	7,364,700
CDW Corp.	22,543	3,678,567
Ciena Corp. *	24,092	1,329,156
Cisco Systems, Inc.	1,209,706	59,251,400
Corning, Inc.	312,537	10,998,177
Dell Technologies, Inc., Class C	31,880	1,498,679
F5, Inc. *	12,694	2,125,102
Flex Ltd. *	250,429	4,129,574
Hewlett Packard Enterprise Co.	1,088,005	16,766,157
HP, Inc.	385,435	14,118,484
Insight Enterprises, Inc. *	14,461	1,436,990
Jabil, Inc.	69,833	4,031,459
Juniper Networks, Inc.	150,733	4,751,104
Keysight Technologies, Inc. *	9,467	1,327,936
Motorola Solutions, Inc.	21,232	4,537,066
NetApp, Inc.	64,885	4,752,826
Sanmina Corp. *	55,436	2,266,778
Seagate Technology Holdings plc	66,643	5,467,392
TE Connectivity Ltd.	59,455	7,418,795
Teledyne Technologies, Inc. *	6,065	2,617,351
Trimble, Inc. *	20,741	1,383,425
Vishay Intertechnology, Inc.	58,419	1,088,346
Western Digital Corp. *	149,600	7,939,272
Xerox Holdings Corp.	165,110	2,872,914
Zebra Technologies Corp., Class A *	3,202	1,183,651
		476,205,752

Telecommunication Services 3.1%
AT&T, Inc.	4,985,485	94,026,247
Liberty Global plc, Class A *	101,034	2,299,534
Liberty Global plc, Class C *	206,873	4,902,890
Liberty Latin America Ltd., Class A *	23,534	217,454
Liberty Latin America Ltd., Class C *	75,171	694,580
Lumen Technologies, Inc.	1,106,040	11,126,762
Telephone & Data Systems, Inc.	110,929	2,032,219
T-Mobile US, Inc. *	80,687	9,935,797
Verizon Communications, Inc.	1,876,008	86,859,171
		212,094,654

Transportation 2.1%
American Airlines Group, Inc. *	151,761	2,848,554
Avis Budget Group, Inc. *	26,891	7,197,914
C.H. Robinson Worldwide, Inc.	55,402	5,880,922
CSX Corp.	500,898	17,200,837
Delta Air Lines, Inc. *	102,530	4,411,866
Expeditors International of Washington, Inc.	38,063	3,770,901
FedEx Corp.	81,583	16,213,806
GXO Logistics, Inc. *	20,624	1,220,735
JB Hunt Transport Services, Inc.	17,701	3,024,216
Knight-Swift Transportation Holdings, Inc.	37,728	1,806,794
Landstar System, Inc.	10,897	1,687,945
Norfolk Southern Corp.	52,968	13,659,388
Old Dominion Freight Line, Inc.	8,922	2,499,231
Ryder System, Inc.	44,843	3,134,526
Southwest Airlines Co. *	71,558	3,343,190
Uber Technologies, Inc. *	32,361	1,018,724

24
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Union Pacific Corp.	143,435	33,605,386
United Airlines Holdings, Inc. *	64,120	3,238,060
United Parcel Service, Inc., Class B	89,788	16,160,044
Werner Enterprises, Inc.	28,302	1,121,608
XPO Logistics, Inc. *	24,538	1,319,899
		144,364,546

Utilities 4.0%
Alliant Energy Corp.	49,436	2,907,331
Ameren Corp.	60,486	5,619,149
American Electric Power Co., Inc.	140,423	13,917,324
American Water Works Co., Inc.	21,731	3,348,312
Atmos Energy Corp.	26,248	2,976,523
Black Hills Corp.	18,194	1,332,529
CenterPoint Energy, Inc.	182,254	5,578,795
CMS Energy Corp.	72,195	4,959,075
Consolidated Edison, Inc.	124,488	11,545,017
Dominion Energy, Inc.	192,686	15,730,885
DTE Energy Co.	50,693	6,642,811
Duke Energy Corp.	226,706	24,973,933
Edison International	121,766	8,376,283
Entergy Corp.	58,931	7,003,949
Evergy, Inc.	102,019	6,921,989
Eversource Energy	77,221	6,749,115
Exelon Corp.	404,181	18,907,587
FirstEnergy Corp.	209,875	9,089,686
NextEra Energy, Inc.	244,552	17,368,083
NiSource, Inc.	116,442	3,390,791
NRG Energy, Inc.	80,930	2,905,387
OGE Energy Corp.	63,636	2,461,440
PG&E Corp. *	190,952	2,415,543
Pinnacle West Capital Corp.	44,135	3,142,412
Portland General Electric Co.	32,081	1,518,394
PPL Corp.	325,578	9,217,113
Public Service Enterprise Group, Inc.	137,972	9,611,130
Sempra Energy	65,448	10,560,689
Southwest Gas Holdings, Inc.	22,670	1,997,454
The AES Corp.	254,862	5,204,282
The Southern Co.	296,828	21,784,207
UGI Corp.	77,540	2,659,622
Vistra Corp.	299,127	7,484,158
SECURITY	NUMBER OF SHARES	VALUE ($)
WEC Energy Group, Inc.	66,600	6,663,330
Xcel Energy, Inc.	127,348	9,329,515
		274,293,843
Total Common Stocks (Cost $3,875,562,862)		6,819,807,204

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29% (c)	29,069,451	29,069,451
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29% (c)(d)	822,500	822,500
		29,891,951
Total Short-Term Investments (Cost $29,891,951)		29,891,951
Total Investments in Securities (Cost $3,905,454,813)		6,849,699,155

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/17/22	175	36,115,625	(2,110,769)

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $748,475.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/22	BALANCE OF SHARES HELD AT 4/30/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Diversified Financials 0.1%
The Charles Schwab Corp.	$7,138,251	$465,825	($1,485,381)	$1,003,194	($2,168,895)	$4,952,994	74,672	$30,404
25
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$6,819,807,204	$—	$—	$6,819,807,204
Short-Term Investments[1]	29,891,951	—	—	29,891,951
Liabilities
Futures Contracts[2]	(2,110,769)	—	—	(2,110,769)
Total	$6,847,588,386	$—	$—	$6,847,588,386

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
26
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $1,883,168)		$4,952,994
Investments in securities, at value - unaffiliated (cost $3,903,571,645) including securities on loan of $748,475		6,844,746,161
Deposit with broker for futures contracts		1,881,600
Receivables:
Fund shares sold		8,496,027
Dividends		8,250,102
Income from securities on loan	+	228
Total assets		6,868,327,112
Liabilities
Collateral held for securities on loan		822,500
Payables:
Fund shares redeemed		7,058,422
Investment adviser fees		1,523,378
Variation margin on futures contracts	+	1,312,159
Total liabilities		10,716,459
Net assets		$6,857,610,653
Net Assets by Source
Capital received from investors		$3,853,358,012
Total distributable earnings	+	3,004,252,641
Net assets		$6,857,610,653

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$6,857,610,653		316,201,955		$21.69

27
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - affiliated		$30,404
Dividends received from securities - unaffiliated (net of foreign withholding tax of $9,886)		75,622,454
Securities on loan, net	+	5,429
Total investment income		75,658,287
Expenses
Investment adviser fees		8,774,944
Total expenses	–	8,774,944
Net investment income		66,883,343
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated		13,285
Net realized losses on sales of securities - unaffiliated		(3,901,593)
Net realized gains on sales of in-kind redemptions - affiliated		989,909
Net realized gains on sales of in-kind redemptions - unaffiliated		160,932,534
Net realized losses on futures contracts	+	(829,610)
Net realized gains		157,204,525
Net change in unrealized appreciation (depreciation) on securities - affiliated		(2,168,895)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(357,282,566)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(2,516,673)
Net change in unrealized appreciation (depreciation)	+	(361,968,134)
Net realized and unrealized losses		(204,763,609)
Decrease in net assets resulting from operations		($137,880,266)
28
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$66,883,343	$114,455,556
Net realized gains		157,204,525	318,274,828
Net change in unrealized appreciation (depreciation)	+	(361,968,134)	1,865,374,095
Increase (decrease) in net assets resulting from operations		($137,880,266)	$2,298,104,479
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($324,469,338)	($308,556,282)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		53,745,777	$1,220,598,562	81,564,828	$1,719,788,331
Shares reinvested		9,796,275	221,297,842	10,503,858	189,909,742
Shares redeemed	+	(41,402,426)	(942,463,924)	(77,335,254)	(1,626,034,240)
Net transactions in fund shares		22,139,626	$499,432,480	14,733,432	$283,663,833
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		294,062,329	$6,820,527,777	279,328,897	$4,547,315,747
Total increase	+	22,139,626	37,082,876	14,733,432	2,273,212,030
End of period		316,201,955	$6,857,610,653	294,062,329	$6,820,527,777
29
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$19.32	$11.97	$13.85	$14.68	$15.32	$12.69
Income (loss) from investment operations:
Net investment income (loss)[1]	0.15	0.18	0.17	0.20	0.22	0.21
Net realized and unrealized gains (losses)	(1.63)	7.38	(1.53)	0.32	0.17	2.68
Total from investment operations	(1.48)	7.56	(1.36)	0.52	0.39	2.89
Less distributions:
Distributions from net investment income	(0.24)	(0.21)	(0.20)	(0.22)	(0.21)	(0.17)
Distributions from net realized gains	(1.91)	—	(0.32)	(1.13)	(0.82)	(0.09)
Total distributions	(2.15)	(0.21)	(0.52)	(1.35)	(1.03)	(0.26)
Net asset value at end of period	$15.69	$19.32	$11.97	$13.85	$14.68	$15.32
Total return	(8.63%) [2]	63.73%	(10.42%)	5.61%	2.40%	22.94%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [3]	0.25%	0.25%	0.25%	0.25%	0.33% [4]
Net operating expenses	N/A	N/A	N/A	N/A	N/A [5]	0.30% [4]
Net investment income (loss)	1.76% [3]	1.02%	1.43%	1.50%	1.42%	1.43%
Portfolio turnover rate	22% [2,6]	36% [6]	28%	34%	30%	27%
Net assets, end of period (x 1,000,000)	$1,750	$1,945	$1,394	$1,908	$1,782	$1,727

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective May 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
[5]	Effective May 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
[6]	Portfolio turnover rate excludes in-kind transactions.
30
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Automobiles & Components 1.3%
American Axle & Manufacturing Holdings, Inc. *	452,261	2,993,968
Cooper-Standard Holdings, Inc. *	160,401	739,449
Dorman Products, Inc. *	19,590	1,933,925
Fox Factory Holding Corp. *	7,201	589,618
Gentherm, Inc. *	23,849	1,607,899
LCI Industries	23,325	2,269,989
Modine Manufacturing Co. *	124,812	986,015
Patrick Industries, Inc.	22,450	1,397,512
Standard Motor Products, Inc.	35,854	1,530,249
Stoneridge, Inc. *	48,145	948,938
Tenneco, Inc., Class A *	308,009	5,288,514
Winnebago Industries, Inc.	31,317	1,665,438
		21,951,514

Banks 8.0%
1st Source Corp.	3,323	143,786
Ameris Bancorp	20,168	841,006
Associated Banc-Corp.	139,663	2,786,277
Atlantic Union Bankshares Corp.	36,121	1,220,167
Axos Financial, Inc. *	22,620	856,846
Bank of Hawaii Corp.	30,792	2,289,077
Bank OZK	70,533	2,709,878
BankUnited, Inc.	84,687	3,179,150
Banner Corp.	27,354	1,468,910
BOK Financial Corp.	19,708	1,634,384
Brookline Bancorp, Inc.	52,140	753,944
Cadence Bank	107,015	2,679,656
Capitol Federal Financial, Inc.	120,016	1,155,754
Cathay General Bancorp	52,180	2,091,896
Central Pacific Financial Corp.	31,403	759,325
City Holding Co.	9,180	710,348
Columbia Banking System, Inc.	51,816	1,454,993
Commerce Bancshares, Inc.	46,112	3,152,677
Community Bank System, Inc.	21,873	1,408,621
Cullen/Frost Bankers, Inc.	28,139	3,722,508
Customers Bancorp, Inc. *	2,851	119,942
CVB Financial Corp.	67,717	1,558,845
Eagle Bancorp, Inc.	16,873	849,556
Eastern Bankshares, Inc.	7,966	152,629
Enterprise Financial Services Corp.	3,595	158,791
Essent Group Ltd.	50,128	2,031,688
F.N.B. Corp.	280,188	3,227,766
Federal Agricultural Mortgage Corp., Class C	8,708	891,960
First BanCorp	106,239	1,445,913
First BanCorp (North Carolina)	3,667	137,366
First Busey Corp.	32,696	734,679
First Citizens BancShares, Inc., Class A	11,432	7,309,392
First Commonwealth Financial Corp.	63,960	862,181
First Financial Bancorp	61,888	1,265,610
First Financial Bankshares, Inc.	24,885	994,902
First Hawaiian, Inc.	114,683	2,707,666
SECURITY	NUMBER OF SHARES	VALUE ($)
First Interstate BancSystem, Inc., Class A	64,629	2,101,735
First Merchants Corp.	26,646	1,044,257
Flagstar Bancorp, Inc.	42,535	1,501,486
Fulton Financial Corp.	139,588	2,117,550
Glacier Bancorp, Inc.	35,529	1,625,807
Hancock Whitney Corp.	56,067	2,622,254
Hanmi Financial Corp.	31,255	723,553
Heartland Financial USA, Inc.	18,392	805,018
Heritage Financial Corp.	6,335	153,434
Hilltop Holdings, Inc.	49,036	1,249,928
HomeStreet, Inc.	3,511	142,511
Hope Bancorp, Inc.	114,591	1,638,651
Independent Bank Corp.	14,460	1,115,734
Independent Bank Group, Inc.	12,058	817,532
International Bancshares Corp.	38,976	1,550,855
Kearny Financial Corp.	13,181	156,327
Lakeland Financial Corp.	2,186	159,185
Meta Financial Group, Inc.	3,610	157,577
Mr Cooper Group, Inc. *	4,797	215,721
National Bank Holdings Corp., Class A	17,079	623,554
NBT Bancorp, Inc.	31,465	1,107,568
NMI Holdings, Inc., Class A *	9,501	174,628
Northwest Bancshares, Inc.	88,145	1,117,679
OceanFirst Financial Corp.	7,725	144,689
OFG Bancorp	40,321	1,071,732
Old National Bancorp	215,186	3,262,220
Pacific Premier Bancorp, Inc.	23,085	723,946
PacWest Bancorp	110,445	3,632,536
Park National Corp.	8,819	1,039,319
PennyMac Financial Services, Inc.	21,610	1,049,382
Pinnacle Financial Partners, Inc.	21,930	1,700,671
Prosperity Bancshares, Inc.	44,164	2,887,442
Provident Financial Services, Inc.	50,091	1,108,514
Renasant Corp.	31,958	952,029
S&T Bancorp, Inc.	30,592	864,530
Sandy Spring Bancorp, Inc.	20,329	798,320
Simmons First National Corp., Class A	63,044	1,504,860
Southside Bancshares, Inc.	17,499	685,786
SouthState Corp.	24,036	1,861,348
Texas Capital Bancshares, Inc. *	31,704	1,628,317
The Bank of N.T. Butterfield & Son Ltd.	35,380	1,133,221
Tompkins Financial Corp.	9,374	684,302
Towne Bank	36,175	997,345
TriCo Bancshares	3,888	145,994
Trustmark Corp.	55,942	1,559,663
UMB Financial Corp.	19,832	1,788,450
Umpqua Holdings Corp.	184,478	3,051,266
United Bankshares, Inc.	68,475	2,277,478
United Community Banks, Inc.	38,364	1,156,291
Valley National Bancorp	206,058	2,468,575
Walker & Dunlop, Inc.	18,275	2,188,614
Washington Federal, Inc.	82,593	2,513,305
Washington Trust Bancorp, Inc.	2,986	140,163
Webster Financial Corp.	90,654	4,531,793
WesBanco, Inc.	37,922	1,222,605
Westamerica Bancorp	13,556	798,720
Western Alliance Bancorp	23,875	1,817,126

31
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Wintrust Financial Corp.	33,064	2,887,148
WSFS Financial Corp.	19,498	781,285
		139,449,618

Capital Goods 10.6%
AAON, Inc.	14,917	727,055
AAR Corp. *	58,800	2,762,424
Advanced Drainage Systems, Inc.	9,423	965,481
Aerojet Rocketdyne Holdings, Inc. *	39,368	1,573,933
Alamo Group, Inc.	8,381	1,059,694
Albany International Corp., Class A	20,121	1,573,865
Altra Industrial Motion Corp.	33,467	1,305,213
American Woodmark Corp. *	28,142	1,318,453
API Group Corp. *	80,311	1,490,572
Apogee Enterprises, Inc.	46,915	2,064,260
Applied Industrial Technologies, Inc.	36,689	3,840,971
Arcosa, Inc.	63,719	3,410,878
Argan, Inc.	23,437	862,013
Armstrong World Industries, Inc.	26,709	2,261,184
Astec Industries, Inc.	29,813	1,165,688
Astronics Corp. *	60,962	590,722
Atkore, Inc. *	15,302	1,470,522
Axon Enterprise, Inc. *	1,196	134,191
AZZ, Inc.	32,600	1,487,864
Barnes Group, Inc.	60,934	2,046,164
Beacon Roofing Supply, Inc. *	60,229	3,591,455
BWX Technologies, Inc.	65,964	3,424,851
Columbus McKinnon Corp.	20,900	740,905
Comfort Systems USA, Inc.	28,174	2,378,449
Construction Partners, Inc., Class A *	5,535	142,858
Core & Main, Inc., Class A *	9,826	233,466
Cornerstone Building Brands, Inc. *	8,463	206,413
Crane Co.	38,096	3,665,978
CSW Industrials, Inc.	5,920	624,619
Douglas Dynamics, Inc.	23,270	720,439
DXP Enterprises, Inc. *	8,678	205,061
Dycom Industries, Inc. *	46,958	3,987,204
Encore Wire Corp.	21,960	2,477,308
Enerpac Tool Group Corp.	41,096	825,208
EnerSys	46,464	3,041,533
EnPro Industries, Inc.	17,539	1,634,810
Esab Corp. *	25,955	1,219,885
ESCO Technologies, Inc.	15,355	958,920
Evoqua Water Technologies Corp. *	23,669	986,761
Federal Signal Corp.	42,835	1,457,675
Franklin Electric Co., Inc.	26,892	1,880,826
Gates Industrial Corp. plc *	23,879	304,457
Generac Holdings, Inc. *	8,733	1,915,846
Gibraltar Industries, Inc. *	24,180	914,971
GMS, Inc. *	44,153	2,117,136
GrafTech International Ltd.	118,253	1,073,737
Granite Construction, Inc.	87,704	2,600,424
Great Lakes Dredge & Dock Corp. *	53,616	740,437
Griffon Corp.	61,482	1,150,328
H&E Equipment Services, Inc.	53,731	1,906,376
HEICO Corp.	9,538	1,347,052
HEICO Corp., Class A	16,246	1,894,933
Herc Holdings, Inc.	18,208	2,327,347
Hillenbrand, Inc.	56,589	2,309,963
Hyster-Yale Materials Handling, Inc.	25,465	782,285
JELD-WEN Holding, Inc. *	100,929	2,098,314
John Bean Technologies Corp.	12,888	1,519,366
Kadant, Inc.	4,795	887,075
Kaman Corp.	45,388	1,770,586
Kennametal, Inc.	86,063	2,214,401
Kratos Defense & Security Solutions, Inc. *	36,199	549,139
SECURITY	NUMBER OF SHARES	VALUE ($)
Lindsay Corp.	6,602	892,260
Masonite International Corp. *	26,647	2,065,675
Maxar Technologies, Inc.	58,882	1,896,589
McGrath RentCorp	20,678	1,725,786
Mercury Systems, Inc. *	18,785	1,048,015
Meritor, Inc. *	112,596	4,043,322
Moog, Inc., Class A	47,314	3,778,969
MRC Global, Inc. *	234,751	2,814,665
Mueller Industries, Inc.	70,943	3,841,563
Mueller Water Products, Inc., Class A	123,828	1,489,651
MYR Group, Inc. *	16,382	1,295,652
National Presto Industries, Inc.	9,476	674,028
NOW, Inc. *	373,241	4,068,327
Parsons Corp. *	24,204	893,854
PGT Innovations, Inc. *	41,247	732,959
Primoris Services Corp.	99,738	2,311,927
Proto Labs, Inc. *	16,332	695,907
Quanex Building Products Corp.	52,194	1,003,169
RBC Bearings, Inc. *	8,306	1,398,315
Resideo Technologies, Inc. *	142,683	3,208,941
REV Group, Inc.	15,295	182,316
Rush Enterprises, Inc., Class A	83,571	4,252,093
Simpson Manufacturing Co., Inc.	23,908	2,478,542
SiteOne Landscape Supply, Inc. *	9,001	1,269,411
SPX Corp. *	17,262	723,278
Standex International Corp.	11,780	1,107,791
Sterling Construction Co., Inc. *	6,173	141,300
Tennant Co.	14,980	967,408
Terex Corp.	76,580	2,603,720
Textainer Group Holdings Ltd.	24,448	819,986
The AZEK Co., Inc. *	6,725	142,839
The Gorman-Rupp Co.	5,792	184,533
The Greenbrier Cos., Inc.	92,773	3,962,335
The Manitowoc Co., Inc. *	56,202	744,114
The Shyft Group, Inc.	4,317	109,954
Titan Machinery, Inc. *	7,749	182,721
TPI Composites, Inc. *	17,632	201,710
Trex Co., Inc. *	17,753	1,033,047
Trinity Industries, Inc.	123,923	3,437,624
Triton International Ltd.	63,439	3,875,489
Tutor Perini Corp. *	212,268	1,967,724
Valmont Industries, Inc.	17,136	4,263,608
Vectrus, Inc. *	22,771	822,033
Veritiv Corp. *	8,790	1,235,347
Vertiv Holdings Co.	9,409	117,895
Wabash National Corp.	165,942	2,374,630
Watts Water Technologies, Inc., Class A	14,283	1,820,511
Welbilt, Inc. *	57,552	1,359,378
WillScot Mobile Mini Holdings Corp. *	8,778	308,108
Woodward, Inc.	31,774	3,510,392
Zurn Water Solutions Corp.	55,202	1,723,406
		184,742,761

Commercial & Professional Services 5.3%
ACCO Brands Corp.	227,312	1,666,197
ASGN, Inc. *	35,190	3,992,306
Barrett Business Services, Inc.	2,572	185,107
Brady Corp., Class A	46,353	2,074,297
BrightView Holdings, Inc. *	73,659	932,523
Casella Waste Systems, Inc., Class A *	2,604	214,153
CBIZ, Inc. *	34,197	1,432,512
Cimpress plc *	17,186	868,065
Clarivate plc *	17,927	281,095
Clean Harbors, Inc. *	39,234	4,116,824
CoStar Group, Inc. *	38,446	2,445,935
Deluxe Corp.	101,462	2,747,591
Dun & Bradstreet Holdings, Inc. *	13,749	217,097

32
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Exponent, Inc.	11,157	1,068,952
FTI Consulting, Inc. *	25,547	4,029,017
Harsco Corp. *	113,215	1,157,057
Healthcare Services Group, Inc.	137,482	2,349,567
Heidrick & Struggles International, Inc.	16,713	534,147
HNI Corp.	74,606	2,658,958
Huron Consulting Group, Inc. *	21,168	1,096,079
IAA, Inc. *	38,029	1,393,763
ICF International, Inc.	18,164	1,794,785
Insperity, Inc.	17,665	1,873,373
Interface, Inc.	104,243	1,322,844
KAR Auction Services, Inc. *	201,646	2,956,130
Kelly Services, Inc., Class A	218,673	4,218,202
Kforce, Inc.	26,320	1,843,716
Kimball International, Inc., Class B	29,465	226,291
Korn Ferry	41,169	2,529,423
ManTech International Corp., Class A	29,013	2,330,904
Matthews International Corp., Class A	53,518	1,595,372
MillerKnoll, Inc.	96,200	3,052,426
MSA Safety, Inc.	13,515	1,631,125
Pitney Bowes, Inc.	560,256	2,952,549
Resources Connection, Inc.	73,118	1,256,898
Rollins, Inc.	58,172	1,951,089
SP Plus Corp. *	40,181	1,145,159
Steelcase, Inc., Class A	237,036	2,780,432
Stericycle, Inc. *	58,836	2,952,979
Tetra Tech, Inc.	24,408	3,399,546
The Brink's Co.	30,129	1,776,105
The GEO Group, Inc. *	615,842	4,021,448
TriNet Group, Inc. *	18,480	1,639,176
TrueBlue, Inc. *	113,048	2,890,637
U.S. Ecology, Inc. *	25,632	1,230,080
UniFirst Corp.	15,440	2,660,312
Viad Corp. *	30,670	1,004,443
		92,496,686

Consumer Durables & Apparel 3.3%
Acushnet Holdings Corp.	24,463	996,623
Beazer Homes USA, Inc. *	61,964	934,417
Callaway Golf Co. *	46,552	1,021,351
Cavco Industries, Inc. *	5,989	1,414,901
Century Communities, Inc.	22,763	1,200,065
Columbia Sportswear Co.	27,616	2,268,931
Crocs, Inc. *	12,560	834,361
Ethan Allen Interiors, Inc.	59,387	1,409,847
Fossil Group, Inc. *	153,746	1,519,011
G-III Apparel Group Ltd. *	105,509	2,793,878
Helen of Troy Ltd. *	15,060	3,230,521
Installed Building Products, Inc.	8,286	666,774
iRobot Corp. *	24,384	1,235,050
Kontoor Brands, Inc.	50,215	1,995,042
La-Z-Boy, Inc.	76,105	2,000,039
LGI Homes, Inc. *	12,259	1,148,791
M.D.C. Holdings, Inc.	67,307	2,484,301
M/I Homes, Inc. *	40,663	1,800,558
Malibu Boats, Inc., Class A *	2,735	137,543
Mattel, Inc. *	209,424	5,091,098
Movado Group, Inc.	22,787	819,648
Oxford Industries, Inc.	18,228	1,633,229
Skyline Champion Corp. *	14,448	737,426
Smith & Wesson Brands, Inc.	56,380	774,097
Sonos, Inc. *	7,450	170,009
Steven Madden Ltd.	83,082	3,411,347
Sturm, Ruger & Co., Inc.	21,495	1,464,884
Tempur Sealy International, Inc.	84,316	2,285,807
TopBuild Corp. *	14,060	2,546,828
Tupperware Brands Corp. *	119,379	2,098,683
SECURITY	NUMBER OF SHARES	VALUE ($)
Under Armour, Inc., Class A *	110,656	1,699,676
Under Armour, Inc., Class C *	116,897	1,658,768
Universal Electronics, Inc. *	24,277	716,172
Vera Bradley, Inc. *	19,080	117,342
Vista Outdoor, Inc. *	46,653	1,643,585
Wolverine World Wide, Inc.	107,908	2,138,737
YETI Holdings, Inc. *	4,308	210,532
		58,309,872

Consumer Services 5.8%
ADT, Inc.	258,311	1,769,430
Adtalem Global Education, Inc. *	111,137	3,257,425
American Public Education, Inc. *	34,176	664,381
Arcos Dorados Holdings, Inc., Class A	236,624	1,715,524
Bally's Corp. *	16,963	506,176
BJ's Restaurants, Inc. *	40,440	1,123,828
Bloomin' Brands, Inc.	146,379	3,218,874
Boyd Gaming Corp.	44,276	2,682,240
Bright Horizons Family Solutions, Inc. *	21,958	2,508,482
Brinker International, Inc. *	75,946	2,759,118
Caesars Entertainment, Inc. *	19,343	1,282,054
Choice Hotels International, Inc.	9,880	1,387,745
Churchill Downs, Inc.	15,655	3,177,026
Cracker Barrel Old Country Store, Inc.	35,725	3,965,118
Dave & Buster's Entertainment, Inc. *	55,578	2,528,799
Denny's Corp. *	66,229	849,056
Dine Brands Global, Inc.	15,683	1,124,314
Everi Holdings, Inc. *	32,260	560,034
Frontdoor, Inc. *	25,816	797,973
Graham Holdings Co., Class B	6,279	3,719,491
Grand Canyon Education, Inc. *	33,645	3,228,911
Hilton Grand Vacations, Inc. *	60,401	2,828,579
Hyatt Hotels Corp., Class A *	51,912	4,929,564
International Game Technology plc	155,259	3,389,304
Jack in the Box, Inc.	38,177	3,159,529
Laureate Education, Inc.	189,068	2,142,140
Marriott Vacations Worldwide Corp.	29,616	4,422,557
Papa John's International, Inc.	11,654	1,061,097
Penn National Gaming, Inc. *	72,505	2,651,508
Perdoceo Education Corp. *	97,579	1,090,933
Planet Fitness, Inc., Class A *	22,651	1,812,760
Red Robin Gourmet Burgers, Inc. *	56,216	741,489
Red Rock Resorts, Inc., Class A	32,236	1,417,095
Regis Corp. *(a)	378,186	510,551
Scientific Games Corp., Class A *	40,950	2,295,657
SeaWorld Entertainment, Inc. *	21,507	1,450,432
Six Flags Entertainment Corp. *	119,220	4,562,549
Strategic Education, Inc.	23,828	1,539,289
Stride, Inc. *	53,291	2,094,336
Terminix Global Holdings, Inc. *	66,632	3,057,742
Texas Roadhouse, Inc.	42,265	3,479,677
The Cheesecake Factory, Inc. *	60,890	2,247,450
The Wendy's Co.	194,554	3,844,387
Wingstop, Inc.	1,007	92,402
WW International, Inc. *	56,436	552,508
Wyndham Hotels & Resorts, Inc.	41,184	3,622,545
		101,822,079

Diversified Financials 3.6%
A-Mark Precious Metals, Inc.	3,820	301,016
Apollo Commercial Real Estate Finance, Inc.	123,758	1,490,046
Arbor Realty Trust, Inc.	54,538	932,600
Ares Management Corp., Class A	12,804	847,881
Artisan Partners Asset Management, Inc., Class A	42,230	1,357,272

33
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
B. Riley Financial, Inc.	3,203	144,648
BGC Partners, Inc., Class A	342,231	1,242,299
Blackstone Mortgage Trust, Inc., Class A	86,627	2,602,275
Brightsphere Investment Group, Inc.	60,784	1,218,111
BrightSpire Capital, Inc.	76,691	651,874
Broadmark Realty Capital, Inc.	21,947	171,406
Cannae Holdings, Inc. *	62,673	1,403,875
Cohen & Steers, Inc.	12,234	950,460
Compass Diversified Holdings	74,604	1,630,843
Cowen, Inc., Class A	7,103	162,304
Credit Acceptance Corp. *	4,912	2,517,400
Donnelley Financial Solutions, Inc. *	30,693	898,384
Encore Capital Group, Inc. *	23,994	1,387,093
Enova International, Inc. *	36,868	1,378,863
FactSet Research Systems, Inc.	9,205	3,714,126
Federated Hermes, Inc.	114,589	3,263,495
FirstCash Holdings, Inc.	40,806	3,255,503
Focus Financial Partners, Inc., Class A *	3,754	148,095
Green Dot Corp., Class A *	39,584	1,048,184
Houlihan Lokey, Inc.	19,657	1,637,232
Interactive Brokers Group, Inc., Class A	12,354	735,804
Ladder Capital Corp. REIT	154,076	1,754,926
LendingClub Corp. *	8,522	129,961
LendingTree, Inc. *	1,633	129,693
MarketAxess Holdings, Inc.	5,087	1,340,984
MFA Financial, Inc.	135,423	1,929,778
Moelis & Co., Class A	33,462	1,481,028
Morningstar, Inc.	5,423	1,373,266
Nelnet, Inc., Class A	17,610	1,445,253
New York Mortgage Trust, Inc.	363,458	1,170,335
PennyMac Mortgage Investment Trust	102,451	1,571,598
Piper Sandler Cos.	8,729	1,003,660
PRA Group, Inc. *	37,710	1,584,951
Ready Capital Corp.	10,218	148,876
Redwood Trust, Inc.	125,819	1,220,444
Regional Management Corp.	3,105	133,670
Stifel Financial Corp.	40,570	2,509,255
The Carlyle Group, Inc.	39,173	1,421,588
TPG RE Finance Trust, Inc.	66,046	696,785
Tradeweb Markets, Inc., Class A	11,986	853,283
Two Harbors Investment Corp.	449,442	2,161,816
Virtu Financial, Inc., Class A	30,823	890,168
Virtus Investment Partners, Inc.	3,383	599,332
WisdomTree Investments, Inc.	133,303	777,157
World Acceptance Corp. *	6,672	1,259,073
		62,677,969

Energy 7.9%
Alto Ingredients, Inc. *	190,400	1,098,608
Antero Midstream Corp.	28,101	288,597
Arch Resources, Inc.	50,447	8,393,372
Archrock, Inc.	224,613	1,956,379
Berry Corp.	17,034	186,863
Cactus, Inc., Class A	3,523	175,903
Centennial Resource Development, Inc., Class A *	248,731	1,925,178
ChampionX Corp.	73,767	1,556,484
CNX Resources Corp. *	293,628	6,034,055
CONSOL Energy, Inc. *	101,263	4,815,056
Continental Resources, Inc.	54,069	3,004,614
Core Laboratories N.V.	57,010	1,482,260
CVR Energy, Inc.	128,178	3,213,422
DHT Holdings, Inc.	208,478	1,171,646
Diamondback Energy, Inc.	85,007	10,730,434
Dorian LPG Ltd.	13,118	193,097
Dril-Quip, Inc. *	58,750	1,696,700
DTE Midstream LLC *	68,408	3,676,930
SECURITY	NUMBER OF SHARES	VALUE ($)
EQT Corp.	168,133	6,683,287
Golar LNG Ltd. *	60,696	1,354,735
Green Plains, Inc. *	87,179	2,447,115
Helix Energy Solutions Group, Inc. *	277,278	1,139,613
International Seaways, Inc.	89,779	1,897,030
Kosmos Energy Ltd. *	623,205	4,212,866
Liberty Energy, Inc. *	78,450	1,266,183
Matador Resources Co.	39,917	1,948,748
Nabors Industries Ltd. *	49,481	7,650,752
NexTier Oilfield Solutions, Inc. *	321,328	3,544,248
Nordic American Tankers Ltd.	494,968	1,267,118
Oceaneering International, Inc. *	242,210	2,744,239
Oil States International, Inc. *	269,895	1,824,490
Par Pacific Holdings, Inc. *	99,101	1,453,812
Patterson-UTI Energy, Inc.	543,098	8,928,531
PDC Energy, Inc.	57,807	4,031,460
ProPetro Holding Corp. *	186,162	2,632,331
Range Resources Corp. *	100,516	3,009,449
Renewable Energy Group, Inc. *	71,683	4,376,964
RPC, Inc. *	25,309	261,695
Scorpio Tankers, Inc.	97,396	2,408,603
SFL Corp., Ltd.	203,355	2,017,282
SM Energy Co.	159,728	5,675,136
Southwestern Energy Co. *	475,202	3,564,015
Talos Energy, Inc. *	12,972	235,701
Teekay Tankers Ltd., Class A *	89,608	1,434,624
Texas Pacific Land Corp.	298	407,247
Transocean Ltd. *	1,626,130	6,114,249
US Silica Holdings, Inc. *	90,612	1,683,571
Valaris Ltd. *	8,953	454,365
Weatherford International plc *	20,448	660,061
		138,929,118

Food & Staples Retailing 1.1%
BJ's Wholesale Club Holdings, Inc. *	37,305	2,400,577
Grocery Outlet Holding Corp. *	51,987	1,750,402
Ingles Markets, Inc., Class A	37,214	3,465,368
PriceSmart, Inc.	39,795	3,161,713
The Andersons, Inc.	82,403	4,139,103
The Chefs' Warehouse, Inc. *	29,087	1,064,584
Weis Markets, Inc.	35,831	2,862,180
		18,843,927

Food, Beverage & Tobacco 2.3%
Adecoagro SA	47,627	535,804
B&G Foods, Inc. (a)	98,962	2,665,047
Brown-Forman Corp., Class B	58,369	3,936,405
Calavo Growers, Inc.	34,054	1,234,117
Cal-Maine Foods, Inc.	58,851	3,162,064
Coca-Cola Consolidated, Inc.	2,359	1,041,498
Dole PLC	12,879	153,389
Fresh Del Monte Produce, Inc.	123,620	3,220,301
Hostess Brands, Inc. *	72,865	1,653,307
J&J Snack Foods Corp.	12,233	1,831,280
John B. Sanfilippo & Son, Inc.	14,043	1,090,299
Lancaster Colony Corp.	13,627	2,114,638
Mission Produce, Inc. *	12,761	162,320
National Beverage Corp.	4,760	209,821
Nomad Foods Ltd. *	84,819	1,565,759
Pilgrim's Pride Corp. *	102,948	2,918,576
The Boston Beer Co., Inc., Class A *	3,807	1,427,625
The Hain Celestial Group, Inc. *	73,063	2,450,533
TreeHouse Foods, Inc. *	102,296	3,222,324
Universal Corp.	74,997	4,338,576

34
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Vector Group Ltd.	166,613	2,119,317
		41,053,000

Health Care Equipment & Services 3.9%
ABIOMED, Inc. *	5,723	1,640,097
Acadia Healthcare Co., Inc. *	58,565	3,975,392
Addus HomeCare Corp. *	8,474	714,189
Allscripts Healthcare Solutions, Inc. *	119,455	2,467,940
Amedisys, Inc. *	12,000	1,531,800
AMN Healthcare Services, Inc. *	24,558	2,400,545
Avanos Medical, Inc. *	29,368	856,371
Brookdale Senior Living, Inc. *	359,973	2,224,633
Change Healthcare, Inc. *	133,057	3,134,823
Chemed Corp.	8,003	3,932,594
Community Health Systems, Inc. *	186,022	1,426,789
CONMED Corp.	9,467	1,258,732
Covetrus, Inc. *	136,573	1,884,707
Cross Country Healthcare, Inc. *	7,388	138,451
DexCom, Inc. *	789	322,370
Enovis Corp. *	25,961	1,684,090
Globus Medical, Inc., Class A *	21,999	1,456,774
Haemonetics Corp. *	35,676	1,807,703
HealthEquity, Inc. *	3,614	225,225
ICU Medical, Inc. *	8,159	1,745,944
Integer Holdings Corp. *	21,145	1,589,470
Integra LifeSciences Holdings Corp. *	22,238	1,360,076
Invacare Corp. *	69,245	114,947
LHC Group, Inc. *	14,025	2,326,046
LivaNova plc *	12,730	975,882
Masimo Corp. *	10,520	1,188,444
MEDNAX, Inc. *	142,104	2,631,766
Merit Medical Systems, Inc. *	18,097	1,122,195
ModivCare, Inc. *	10,455	1,087,006
Multiplan Corp. *	102,401	453,636
Natus Medical, Inc. *	28,043	932,991
Neogen Corp. *	24,343	642,655
NextGen Healthcare, Inc. *	45,435	856,450
NuVasive, Inc. *	32,204	1,656,574
Omnicell, Inc. *	8,411	918,229
OPKO Health, Inc. *	61,863	167,030
Option Care Health, Inc. *	14,014	418,738
Ortho Clinical Diagnostics Holdings plc *	13,099	230,673
Orthofix Medical, Inc. *	19,765	612,715
Owens & Minor, Inc.	91,362	3,242,437
Premier, Inc., Class A	101,160	3,663,004
Quidel Corp. *	4,711	474,021
RadNet, Inc. *	6,084	118,638
Select Medical Holdings Corp.	97,209	2,197,896
Teladoc Health, Inc. *	2,783	93,954
The Ensign Group, Inc.	19,609	1,575,191
Tivity Health, Inc. *	6,397	205,536
U.S. Physical Therapy, Inc.	6,785	704,079
Varex Imaging Corp. *	36,995	734,351
Veeva Systems, Inc., Class A *	6,651	1,210,149
		68,333,948

Household & Personal Products 0.8%
Central Garden & Pet Co., Class A *	36,014	1,490,259
Coty, Inc., Class A *	353,376	2,865,879
Edgewell Personal Care Co.	78,528	2,995,058
Energizer Holdings, Inc.	48,642	1,473,366
Herbalife Nutrition Ltd. *	60,191	1,599,877
Inter Parfums, Inc.	8,417	687,922
Medifast, Inc.	4,340	774,083
Reynolds Consumer Products, Inc.	6,960	205,946
USANA Health Sciences, Inc. *	16,017	1,227,863
SECURITY	NUMBER OF SHARES	VALUE ($)
WD-40 Co.	5,050	929,099
		14,249,352

Insurance 2.4%
Ambac Financial Group, Inc. *	87,280	674,674
American Equity Investment Life Holding Co.	123,734	4,667,246
American National Group, Inc.	5,797	1,093,372
AMERISAFE, Inc.	22,768	1,055,297
Argo Group International Holdings Ltd.	30,894	1,322,263
Axis Capital Holdings Ltd.	84,153	4,824,492
Brighthouse Financial, Inc. *	16,309	837,630
CNA Financial Corp.	37,558	1,781,752
Employers Holdings, Inc.	36,278	1,427,177
Enstar Group Ltd. *	5,824	1,373,008
Horace Mann Educators Corp.	33,628	1,340,076
James River Group Holdings Ltd.	45,589	1,080,915
MBIA, Inc. *	116,074	1,397,531
Mercury General Corp.	34,554	1,742,558
ProAssurance Corp.	125,067	3,072,896
RLI Corp.	15,728	1,805,260
Safety Insurance Group, Inc.	16,732	1,439,621
Selective Insurance Group, Inc.	36,645	3,018,082
SiriusPoint Ltd. *	82,130	515,776
Stewart Information Services Corp.	36,965	1,907,394
United Fire Group, Inc.	37,150	1,088,124
Universal Insurance Holdings, Inc.	91,319	1,146,967
White Mountains Insurance Group Ltd.	3,123	3,272,966
		41,885,077

Materials 6.3%
AdvanSix, Inc.	40,470	1,802,534
Allegheny Technologies, Inc. *	146,533	3,982,767
Alpha Metallurgical Resources, Inc. *	4,343	672,036
American Vanguard Corp.	10,186	217,980
Ashland Global Holdings, Inc.	48,526	5,093,774
Avient Corp.	74,723	3,679,360
Balchem Corp.	10,509	1,294,709
Cabot Corp.	60,657	3,994,263
Carpenter Technology Corp.	96,853	3,697,848
Century Aluminum Co. *	62,768	1,058,896
Clearwater Paper Corp. *	51,497	1,705,066
Cleveland-Cliffs, Inc. *	104,349	2,659,856
Coeur Mining, Inc. *	61,022	221,510
Compass Minerals International, Inc.	43,444	2,568,844
Constellium SE *	93,367	1,558,295
Eagle Materials, Inc.	24,557	3,028,369
Ecovyst, Inc.	18,262	183,716
Element Solutions, Inc.	109,192	2,251,539
GCP Applied Technologies, Inc. *	39,695	1,245,232
Glatfelter Corp.	83,508	918,588
Greif, Inc., Class A	37,515	2,276,410
H.B. Fuller Co.	42,956	2,865,165
Hawkins, Inc.	20,570	766,850
Hecla Mining Co.	230,500	1,200,905
Ingevity Corp. *	23,463	1,405,434
Innospec, Inc.	24,623	2,346,818
Kaiser Aluminum Corp.	21,945	2,117,692
Koppers Holdings, Inc.	30,297	735,005
Livent Corp. *	38,778	828,298
Materion Corp.	22,819	1,943,038
Mercer International, Inc.	22,823	365,396
Minerals Technologies, Inc.	37,686	2,397,206
Myers Industries, Inc.	41,754	915,665
Neenah, Inc.	33,281	1,178,147
NewMarket Corp.	8,461	2,746,525

35
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Olympic Steel, Inc.	11,734	402,828
Orion Engineered Carbons S.A.	96,702	1,460,200
Pactiv Evergreen, Inc.	34,307	338,267
Quaker Chemical Corp.	4,410	717,551
Rayonier Advanced Materials, Inc. *	74,004	379,641
Resolute Forest Products, Inc.	40,942	570,731
Royal Gold, Inc.	17,827	2,326,067
Schnitzer Steel Industries, Inc., Class A	49,987	2,280,907
Schweitzer-Mauduit International, Inc.	53,546	1,347,217
Sensient Technologies Corp.	30,986	2,621,416
Silgan Holdings, Inc.	86,178	3,823,718
Southern Copper Corp.	43,266	2,694,174
Stepan Co.	24,397	2,491,178
Summit Materials, Inc., Class A *	81,920	2,277,376
SunCoke Energy, Inc.	231,168	1,923,318
The Scotts Miracle-Gro Co.	22,311	2,318,782
TimkenSteel Corp. *	18,651	385,516
TriMas Corp.	37,503	1,107,839
Trinseo plc	73,633	3,493,886
Tronox Holdings plc, Class A	81,628	1,404,002
Valvoline, Inc.	71,264	2,154,311
Westlake Corp.	37,403	4,733,350
Worthington Industries, Inc.	49,601	2,359,520
		109,535,531

Media & Entertainment 3.2%
AMC Entertainment Holdings, Inc., Class A *	47,241	722,787
AMC Networks, Inc., Class A *	88,849	2,899,143
Audacy, Inc. *	84,294	214,107
Bumble, Inc., Class A *	9,170	219,988
Cable One, Inc.	1,492	1,739,970
Cars.com, Inc. *	94,304	1,048,660
Cinemark Holdings, Inc. *	256,439	4,067,123
Clear Channel Outdoor Holdings, Inc. *	247,047	607,736
Gannett Co., Inc. *	323,761	1,298,282
Gray Television, Inc.	102,441	1,897,207
IAC/InterActiveCorp. *	4,909	406,858
iHeartMedia, Inc., Class A *	142,721	2,282,109
John Wiley & Sons, Inc., Class A	45,879	2,334,782
Liberty Media Corp. - Liberty Formula One, Class A *	5,426	311,561
Liberty Media Corp. - Liberty Formula One, Class C *	43,507	2,711,791
Lions Gate Entertainment Corp., Class A *	63,279	853,634
Lions Gate Entertainment Corp., Class B *	122,086	1,534,621
Live Nation Entertainment, Inc. *	27,179	2,850,534
Madison Square Garden Entertainment Corp. *	24,612	1,802,829
Madison Square Garden Sports Corp. *	6,204	1,005,730
Match Group, Inc. *	33,214	2,628,888
Pinterest, Inc., Class A *	12,004	246,322
Roku, Inc. *	1,733	160,996
Scholastic Corp.	52,472	1,933,593
Sinclair Broadcast Group, Inc., Class A	101,002	2,246,284
Sirius XM Holdings, Inc. (a)	641,446	3,848,676
Spotify Technology S.A. *	14,003	1,423,405
The E.W. Scripps Co., Class A *	45,610	750,741
The Marcus Corp. *	49,038	771,368
The New York Times Co., Class A	62,590	2,398,449
TripAdvisor, Inc. *	86,151	2,211,496
WideOpenWest, Inc. *	12,305	246,715
World Wrestling Entertainment, Inc., Class A	15,803	922,737
SECURITY	NUMBER OF SHARES	VALUE ($)
Yandex N.V., Class A *(b)	47,185	17,874
Yelp, Inc. *	66,259	2,155,405
Ziff Davis, Inc. *	24,667	2,179,576
Zynga, Inc., Class A *	195,885	1,619,969
		56,571,946

Pharmaceuticals, Biotechnology & Life Sciences 2.2%
Alkermes plc *	41,196	1,188,505
Avantor, Inc. *	59,877	1,908,879
Azenta, Inc.	13,451	1,008,287
BioMarin Pharmaceutical, Inc. *	20,042	1,630,417
Bio-Rad Laboratories, Inc., Class A *	4,294	2,198,786
Bio-Techne Corp.	4,461	1,693,797
Bruker Corp.	31,199	1,793,630
Catalent, Inc. *	27,526	2,492,755
Charles River Laboratories International, Inc. *	9,480	2,289,515
Corcept Therapeutics, Inc. *	6,646	142,955
Eagle Pharmaceuticals, Inc. *	3,753	165,620
Elanco Animal Health, Inc. *	131,420	3,326,240
Emergent BioSolutions, Inc. *	27,040	875,555
Exact Sciences Corp. *	2,274	125,184
Exelixis, Inc. *	86,615	1,934,979
Horizon Therapeutics plc *	16,939	1,669,508
Incyte Corp. *	32,081	2,404,792
Ionis Pharmaceuticals, Inc. *	5,018	184,462
Ligand Pharmaceuticals, Inc. *	6,034	560,317
Medpace Holdings, Inc. *	5,546	740,779
Myriad Genetics, Inc. *	63,295	1,297,547
Prestige Consumer Healthcare, Inc. *	32,271	1,763,933
Royalty Pharma plc, Class A	32,868	1,399,519
Seagen, Inc. *	2,191	287,043
Supernus Pharmaceuticals, Inc. *	6,492	181,127
Syneos Health, Inc. *	37,775	2,760,975
West Pharmaceutical Services, Inc.	10,091	3,179,270
		39,204,376

Real Estate 9.8%
Acadia Realty Trust	59,407	1,242,794
Agree Realty Corp.	3,479	236,294
Alexander & Baldwin, Inc.	105,318	2,232,742
American Assets Trust, Inc.	31,474	1,151,948
American Homes 4 Rent, Class A	75,003	2,970,869
Americold Realty Trust	72,944	1,924,263
Apartment Income REIT Corp.	91,731	4,510,413
Apartment Investment & Management Co., Class A *	25,030	157,689
Apple Hospitality REIT, Inc.	320,245	5,665,134
Ashford Hospitality Trust, Inc. *	19,784	139,477
Brandywine Realty Trust	204,622	2,387,939
Broadstone Net Lease, Inc.	8,979	185,776
CareTrust REIT, Inc.	37,290	604,471
Centerspace	9,947	917,710
Chatham Lodging Trust *	89,157	1,280,295
Corporate Office Properties Trust	95,420	2,546,760
Cousins Properties, Inc.	60,538	2,173,314
CubeSmart	64,324	3,056,033
Cushman & Wakefield plc *	83,128	1,487,991
DiamondRock Hospitality Co. *	301,907	3,206,252
Douglas Emmett, Inc.	101,260	2,983,120
Easterly Government Properties, Inc.	39,186	746,493
EastGroup Properties, Inc.	8,723	1,635,562
Empire State Realty Trust, Inc., Class A	197,457	1,706,028
EPR Properties	63,039	3,310,808
Equity Commonwealth *	68,674	1,798,572
Equity LifeStyle Properties, Inc.	49,917	3,857,586

36
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Essential Properties Realty Trust, Inc.	6,323	151,752
First Industrial Realty Trust, Inc.	36,927	2,141,766
Four Corners Property Trust, Inc.	7,711	211,744
Getty Realty Corp.	5,680	152,849
Global Net Lease, Inc.	87,018	1,220,863
Healthcare Realty Trust, Inc.	80,418	2,177,719
Healthcare Trust of America, Inc., Class A	109,945	3,348,925
Hersha Hospitality Trust *	115,090	1,125,580
Highwoods Properties, Inc.	83,042	3,391,435
HomeBanc Corp. *(b)	6,875	0
Hudson Pacific Properties, Inc.	113,084	2,632,596
Industrial Logistics Properties Trust	40,531	654,981
iStar, Inc.	68,393	1,151,738
JBG SMITH Properties	73,848	1,946,633
Kennedy-Wilson Holdings, Inc.	94,617	2,133,613
Kilroy Realty Corp.	56,156	3,930,920
Kite Realty Group Trust	202,268	4,510,576
Life Storage, Inc.	24,433	3,237,128
LTC Properties, Inc.	26,534	875,622
LXP Industrial Trust	155,771	1,954,926
Marcus & Millichap, Inc.	20,532	919,628
National Health Investors, Inc.	25,768	1,327,825
National Retail Properties, Inc.	73,162	3,207,422
National Storage Affiliates Trust	3,838	217,231
Newmark Group, Inc., Class A	71,680	870,912
Office Properties Income Trust	79,050	1,709,061
Outfront Media, Inc.	165,842	4,245,555
Paramount Group, Inc.	289,634	2,754,419
Pebblebrook Hotel Trust	141,616	3,458,263
Physicians Realty Trust	104,568	1,792,296
Piedmont Office Realty Trust, Inc., Class A	171,019	2,753,406
PotlatchDeltic Corp.	39,955	2,213,107
Preferred Apartment Communities, Inc.	83,527	2,078,152
PS Business Parks, Inc.	8,619	1,613,477
Rayonier, Inc.	79,842	3,449,174
Retail Opportunity Investments Corp.	77,493	1,443,695
Rexford Industrial Realty, Inc.	15,698	1,225,072
RLJ Lodging Trust	350,829	4,918,623
RPT Realty	97,985	1,302,221
Ryman Hospitality Properties, Inc. *	35,426	3,311,622
Sabra Health Care REIT, Inc.	173,364	2,024,892
SITE Centers Corp.	183,382	2,915,774
Spirit Realty Capital, Inc.	57,505	2,498,592
STAG Industrial, Inc.	43,290	1,615,583
STORE Capital Corp.	76,717	2,181,064
Summit Hotel Properties, Inc. *	162,310	1,602,000
Sunstone Hotel Investors, Inc. *	351,142	4,301,489
Tanger Factory Outlet Centers, Inc. (a)	131,705	2,124,402
Terreno Realty Corp.	11,778	856,850
The Howard Hughes Corp. *	14,551	1,459,320
The Necessity Retail REIT, Inc.	114,941	858,609
Uniti Group, Inc.	306,342	3,795,577
Urban Edge Properties	97,827	1,828,387
Veris Residential, Inc. *	94,723	1,516,515
Washington Real Estate Investment Trust	71,410	1,720,267
Xenia Hotels & Resorts, Inc. *	174,985	3,375,461
Zillow Group, Inc., Class A *	4,167	161,055
Zillow Group, Inc., Class C *	10,728	427,189
		171,141,886

Retailing 4.1%
1-800-Flowers.com, Inc., Class A *	10,625	108,375
Abercrombie & Fitch Co., Class A *	95,926	3,317,121
Academy Sports & Outdoors, Inc.	23,972	895,594
SECURITY	NUMBER OF SHARES	VALUE ($)
America's Car-Mart, Inc. *	6,128	495,449
Arko Corp.	24,358	225,799
Barnes & Noble Education, Inc. *	42,332	128,689
Big 5 Sporting Goods Corp. (a)	34,354	497,102
Boot Barn Holdings, Inc. *	9,156	824,589
Caleres, Inc.	86,170	1,975,878
Camping World Holdings, Inc., Class A (a)	5,022	128,965
Chico's FAS, Inc. *	585,485	3,103,070
Citi Trends, Inc. *	13,365	373,819
Conn's, Inc. *	48,123	753,125
Designer Brands, Inc., Class A	200,876	2,776,106
Dillard's, Inc., Class A	15,375	4,671,079
Etsy, Inc. *	7,010	653,262
Express, Inc. *	392,704	1,350,902
Five Below, Inc. *	10,158	1,595,822
Floor & Decor Holdings, Inc., Class A *	14,508	1,156,578
GameStop Corp., Class A *(a)	30,674	3,836,397
Genesco, Inc. *	41,358	2,565,437
Groupon, Inc. *	73,749	1,438,843
Guess?, Inc. (a)	83,104	1,867,347
Haverty Furniture Cos., Inc.	38,002	943,590
Hibbett, Inc.	22,778	983,554
MarineMax, Inc. *	26,243	1,073,863
MercadoLibre, Inc. *	993	966,815
Monro, Inc.	31,577	1,444,016
National Vision Holdings, Inc. *	34,006	1,280,326
Ollie's Bargain Outlet Holdings, Inc. *	31,005	1,489,790
Overstock.com, Inc. *	16,062	539,041
Party City Holdco, Inc. *	232,946	719,803
PetMed Express, Inc.	26,934	589,855
Rent-A-Center, Inc.	34,335	828,160
RH *	2,357	792,235
Sally Beauty Holdings, Inc. *	201,126	3,041,025
Shoe Carnival, Inc.	28,777	868,778
Shutterstock, Inc.	1,857	140,612
Signet Jewelers Ltd.	66,925	4,698,135
Sleep Number Corp. *	24,698	1,001,751
Sonic Automotive, Inc., Class A	64,114	2,728,051
Sportsman's Warehouse Holdings, Inc. *	18,002	172,999
Stitch Fix, Inc., Class A *	36,075	342,712
The Aaron's Co., Inc.	20,702	425,012
The Buckle, Inc.	36,342	1,128,782
The Children's Place, Inc. *	19,497	903,296
TravelCenters of America, Inc. *	56,814	2,159,500
Urban Outfitters, Inc. *	138,685	3,300,703
Victoria's Secret & Co. *	56,112	2,643,997
Wayfair, Inc., Class A *	1,323	101,792
Zumiez, Inc. *	27,468	1,006,153
		71,053,694

Semiconductors & Semiconductor Equipment 1.9%
Ambarella, Inc. *	6,046	496,256
Amkor Technology, Inc.	123,155	2,316,545
Axcelis Technologies, Inc. *	2,734	148,866
Cirrus Logic, Inc. *	51,176	3,879,141
CMC Materials, Inc.	10,217	1,827,923
Diodes, Inc. *	21,907	1,599,868
Entegris, Inc.	22,989	2,560,745
First Solar, Inc. *	50,851	3,713,648
FormFactor, Inc. *	25,043	954,389
Ichor Holdings Ltd. *	5,380	156,612
Kulicke & Soffa Industries, Inc.	33,427	1,551,347
Lattice Semiconductor Corp. *	2,482	119,235
Monolithic Power Systems, Inc.	3,484	1,366,564
Onto Innovation, Inc. *	2,562	182,261
Photronics, Inc. *	87,797	1,316,077

37
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Power Integrations, Inc.	15,797	1,263,760
Semtech Corp. *	20,490	1,221,204
Silicon Laboratories, Inc. *	10,137	1,367,583
SMART Global Holdings, Inc. *	7,263	164,580
SolarEdge Technologies, Inc. *	4,621	1,157,145
Synaptics, Inc. *	15,541	2,306,906
Ultra Clean Holdings, Inc. *	20,276	632,003
Universal Display Corp.	5,539	707,496
Wolfspeed, Inc. *	28,163	2,582,829
		33,592,983

Software & Services 4.9%
ACI Worldwide, Inc. *	59,802	1,651,731
Alarm.com Holdings, Inc. *	2,442	149,157
Aspen Technology, Inc. *	19,203	3,044,444
Avaya Holdings Corp. *	72,330	669,053
Bentley Systems, Inc., Class B	8,312	352,346
Black Knight, Inc. *	47,474	3,123,314
Blackbaud, Inc. *	15,301	887,611
Block, Inc. *	10,468	1,041,985
Bottomline Technologies (DE), Inc. *	2,892	163,745
Cerence, Inc. *	18,116	534,422
Ceridian HCM Holding, Inc. *	2,679	150,372
CommVault Systems, Inc. *	18,095	1,103,795
Concentrix Corp.	16,853	2,654,010
Conduent, Inc. *	493,623	2,779,098
Consensus Cloud Solutions, Inc. *	10,384	547,445
CSG Systems International, Inc.	32,022	1,968,392
Dolby Laboratories, Inc., Class A	30,339	2,350,362
Dropbox, Inc., Class A *	57,041	1,240,642
Ebix, Inc.	37,442	1,115,772
Envestnet, Inc. *	12,741	1,014,693
EPAM Systems, Inc. *	5,894	1,561,851
Euronet Worldwide, Inc. *	27,948	3,399,874
EVERTEC, Inc.	26,732	1,053,241
ExlService Holdings, Inc. *	13,306	1,811,612
Fair Isaac Corp. *	6,270	2,341,908
Fortinet, Inc. *	10,158	2,935,764
Gartner, Inc. *	14,660	4,259,463
Globant S.A. *	3,462	747,757
GoDaddy, Inc., Class A *	28,361	2,291,852
Guidewire Software, Inc. *	8,498	738,816
InterDigital, Inc.	33,555	1,907,602
LiveRamp Holdings, Inc. *	57,232	1,792,506
Manhattan Associates, Inc. *	15,727	2,053,160
MicroStrategy, Inc., Class A *	1,584	561,005
Pagseguro Digital Ltd., Class A *	42,577	626,308
Paycom Software, Inc. *	3,354	944,050
Paysafe Ltd *	157,158	436,899
Pegasystems, Inc.	7,559	578,944
Perficient, Inc. *	9,905	984,656
Progress Software Corp.	30,094	1,443,910
PTC, Inc. *	13,976	1,596,199
Qualys, Inc. *	1,780	242,578
RingCentral, Inc., Class A *	4,268	362,140
Sabre Corp. *	590,839	6,186,084
ServiceNow, Inc. *	2,628	1,256,447
Splunk, Inc. *	13,145	1,603,953
StoneCo Ltd., Class A *	37,324	351,592
Teradata Corp. *	96,807	4,002,969
The Trade Desk, Inc., Class A *	2,469	145,473
TTEC Holdings, Inc.	2,603	192,127
Twilio, Inc., Class A *	1,933	216,148
Tyler Technologies, Inc. *	4,560	1,799,878
Unisys Corp. *	56,242	799,199
Verint Systems, Inc. *	23,203	1,265,956
Verra Mobility Corp. *	9,684	135,867
SECURITY	NUMBER OF SHARES	VALUE ($)
Vonage Holdings Corp. *	77,253	1,541,970
WEX, Inc. *	16,059	2,669,648
Workday, Inc., Class A *	4,970	1,027,299
Xperi Holding Corp.	71,431	1,114,324
Zoom Video Communications, Inc., Class A *	2,335	232,496
		85,755,914

Technology Hardware & Equipment 4.3%
3D Systems Corp. *	31,384	355,895
ADTRAN, Inc.	53,004	921,740
Advanced Energy Industries, Inc.	17,520	1,340,630
Arista Networks, Inc. *	31,850	3,680,904
Badger Meter, Inc.	10,316	832,398
Belden, Inc.	53,273	2,750,485
Benchmark Electronics, Inc.	141,291	3,357,074
Cognex Corp.	34,756	2,350,548
Coherent, Inc. *	11,437	3,063,972
CommScope Holding Co., Inc. *	321,111	1,936,299
Comtech Telecommunications Corp.	38,248	520,173
CTS Corp.	24,860	879,298
ePlus, Inc. *	38,408	2,169,284
Fabrinet *	21,607	2,121,591
II-VI, Inc. *	29,370	1,797,738
IPG Photonics Corp. *	17,815	1,683,161
Itron, Inc. *	26,919	1,286,190
Kimball Electronics, Inc. *	17,353	309,578
Knowles Corp. *	78,579	1,455,283
Littelfuse, Inc.	10,694	2,451,600
Lumentum Holdings, Inc. *	19,665	1,596,995
Methode Electronics, Inc.	36,935	1,647,670
National Instruments Corp.	90,668	3,276,742
NETGEAR, Inc. *	46,561	1,010,374
NetScout Systems, Inc. *	113,883	3,507,596
Novanta, Inc. *	5,867	755,083
OSI Systems, Inc. *	17,346	1,372,069
PC Connection, Inc.	32,476	1,607,237
Plexus Corp. *	39,721	3,222,962
Pure Storage, Inc., Class A *	6,423	188,194
Rogers Corp. *	7,626	2,064,511
ScanSource, Inc. *	110,902	3,797,284
Stratasys Ltd. *	39,547	766,816
Super Micro Computer, Inc. *	71,764	3,021,264
TD SYNNEX Corp.	42,533	4,257,128
TTM Technologies, Inc. *	223,055	3,111,617
ViaSat, Inc. *	51,137	1,882,353
Viavi Solutions, Inc. *	75,840	1,087,546
Vontier Corp.	44,168	1,131,584
		74,568,866

Telecommunication Services 0.5%
ATN International, Inc.	20,810	821,995
Cogent Communications Holdings, Inc.	18,874	1,104,129
Consolidated Communications Holdings, Inc. *	259,005	1,541,080
EchoStar Corp., Class A *	73,902	1,725,612
Frontier Communications Parent, Inc. *	12,962	342,067
Iridium Communications, Inc. *	33,102	1,182,072
Shenandoah Telecommunications Co.	41,475	837,795
United States Cellular Corp. *	37,150	1,069,177
		8,623,927

Transportation 2.3%
Air Transport Services Group, Inc. *	62,799	1,965,609
Alaska Air Group, Inc. *	53,477	2,908,614

38
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Allegiant Travel Co. *	4,536	703,942
AMERCO	5,927	3,173,790
ArcBest Corp.	40,096	2,893,327
Atlas Air Worldwide Holdings, Inc. *	35,719	2,462,468
Atlas Corp.	81,445	1,006,660
Copa Holdings S.A., Class A *	11,742	884,994
Costamare, Inc.	59,508	798,002
Covenant Logistics Group, Inc.	8,119	166,764
Danaos Corp.	1,680	137,323
Daseke, Inc. *	53,399	448,552
Forward Air Corp.	24,944	2,418,820
Golden Ocean Group Ltd. *	15,428	193,313
Hawaiian Holdings, Inc. *	47,111	799,003
Heartland Express, Inc.	70,291	970,016
Hub Group, Inc., Class A *	55,012	3,694,606
JetBlue Airways Corp. *	198,869	2,189,548
Kirby Corp. *	73,329	4,781,051
Lyft, Inc., Class A *	7,886	257,084
Marten Transport Ltd.	80,290	1,395,440
Matson, Inc.	1,666	143,309
Saia, Inc. *	9,548	1,966,506
Schneider National, Inc., Class B	100,931	2,384,999
SkyWest, Inc. *	30,833	898,782
Spirit Airlines, Inc. *	41,109	970,583
Yellow Corp. *	105,833	474,132
		41,087,237

Utilities 3.6%
ALLETE, Inc.	57,094	3,387,958
American States Water Co.	16,064	1,263,594
Atlantica Sustainable Infrastructure plc	54,389	1,680,620
Avangrid, Inc.	56,825	2,520,189
Avista Corp.	84,116	3,412,586
California Water Service Group	24,574	1,274,654
Chesapeake Utilities Corp.	8,501	1,064,070
Clearway Energy, Inc., Class A	16,131	458,443
Clearway Energy, Inc., Class C	38,102	1,163,254
Essential Utilities, Inc.	78,788	3,526,551
Hawaiian Electric Industries, Inc.	105,335	4,330,322
IDACORP, Inc.	37,403	3,934,048
MGE Energy, Inc.	20,730	1,614,245
National Fuel Gas Co.	68,272	4,787,915
New Jersey Resources Corp.	88,072	3,801,188
Northwest Natural Holding Co.	32,524	1,555,623
NorthWestern Corp.	59,241	3,358,372
ONE Gas, Inc.	51,528	4,347,417
Ormat Technologies, Inc.	22,768	1,769,074
Otter Tail Corp.	32,321	1,873,325
SECURITY	NUMBER OF SHARES	VALUE ($)
PNM Resources, Inc.	70,979	3,311,880
SJW Group	14,454	852,786
South Jersey Industries, Inc.	97,715	3,340,876
Spire, Inc.	57,263	4,165,883
Unitil Corp.	18,499	943,449
		63,738,322
Total Common Stocks (Cost $1,296,439,539)		1,739,619,603

SHORT-TERM INVESTMENTS 1.3% OF NET ASSETS

Money Market Funds 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29% (c)	9,217,812	9,217,812
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29% (c)(d)	13,962,790	13,962,790
		23,180,602
Total Short-Term Investments (Cost $23,180,602)		23,180,602
Total Investments in Securities (Cost $1,319,620,141)		1,762,800,205

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/17/22	109	10,144,085	(798,001)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $13,083,713.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

39
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,511,905,771	$—	$—	$1,511,905,771
Media & Entertainment	56,554,072	—	17,874	56,571,946
Real Estate	171,141,886	—	0*	171,141,886
Short-Term Investments[1]	23,180,602	—	—	23,180,602
Liabilities
Futures Contracts[2]	(798,001)	—	—	(798,001)
Total	$1,761,984,330	$—	$17,874	$1,762,002,204

*	Level 3 amount shown includes securities determined to have no value at April 30, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
40
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $1,319,620,141) including securities on loan of $13,083,713		$1,762,800,205
Deposit with broker for futures contracts		630,000
Receivables:
Fund shares sold		2,835,192
Dividends		645,174
Income from securities on loan	+	28,458
Total assets		1,766,939,029
Liabilities
Collateral held for securities on loan		13,962,790
Payables:
Fund shares redeemed		2,464,585
Investment adviser fees		389,369
Variation margin on futures contracts	+	281,478
Total liabilities		17,098,222
Net assets		$1,749,840,807
Net Assets by Source
Capital received from investors		$1,216,927,492
Total distributable earnings	+	532,913,315
Net assets		$1,749,840,807

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,749,840,807		111,514,494		$15.69

41
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $5,131)		$18,484,074
Securities on loan, net	+	82,787
Total investment income		18,566,861
Expenses
Investment adviser fees		2,313,349
Total expenses	–	2,313,349
Net investment income		16,253,512
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		85,336,460
Net realized gains on sales of in-kind redemptions - unaffiliated		78,189,042
Net realized losses on futures contracts	+	(1,032,834)
Net realized gains		162,492,668
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(341,619,934)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(903,848)
Net change in unrealized appreciation (depreciation)	+	(342,523,782)
Net realized and unrealized losses		(180,031,114)
Decrease in net assets resulting from operations		($163,777,602)
42
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$16,253,512	$19,643,245
Net realized gains		162,492,668	312,627,403
Net change in unrealized appreciation (depreciation)	+	(342,523,782)	540,665,132
Increase (decrease) in net assets resulting from operations		($163,777,602)	$872,935,780
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($209,192,167)	($24,462,415)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		20,631,765	$349,499,160	33,185,229	$573,288,196
Shares reinvested		8,654,231	148,679,691	1,157,934	17,218,482
Shares redeemed	+	(18,458,904)	(320,843,178)	(50,160,481)	(887,504,519)
Net transactions in fund shares		10,827,092	$177,335,673	(15,817,318)	($296,997,841)
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		100,687,402	$1,945,474,903	116,504,720	$1,393,999,379
Total increase (decrease)	+	10,827,092	(195,634,096)	(15,817,318)	551,475,524
End of period		111,514,494	$1,749,840,807	100,687,402	$1,945,474,903
43
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$10.56	$7.51	$8.98	$8.69	$9.55	$7.96
Income (loss) from investment operations:
Net investment income (loss)[1]	0.17	0.31	0.21	0.30	0.29	0.25
Net realized and unrealized gains (losses)	(0.86)	2.96	(1.35)	0.27	(0.89)	1.59
Total from investment operations	(0.69)	3.27	(1.14)	0.57	(0.60)	1.84
Less distributions:
Distributions from net investment income	(0.39)	(0.22)	(0.33)	(0.28)	(0.26)	(0.25)
Net asset value at end of period	$9.48	$10.56	$7.51	$8.98	$8.69	$9.55
Total return	(6.72%) [2]	44.03%	(13.29%)	7.04%	(6.53%)	23.83%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [3]	0.25%	0.25%	0.25%	0.25%	0.34% [4]
Net operating expenses	N/A	N/A	N/A	N/A	N/A [5]	0.29% [4]
Net investment income (loss)	3.43% [3]	3.10%	2.60%	3.51%	3.10%	2.92%
Portfolio turnover rate	7% [2]	21%	14%	28%	13%	11%
Net assets, end of period (x 1,000,000)	$1,490	$1,406	$966	$1,327	$1,349	$1,372

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective May 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
[5]	Effective May 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
44
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.0% OF NET ASSETS

Australia 6.0%
AGL Energy Ltd.	288,770	1,755,400
Amcor plc	93,359	1,106,863
AMP Ltd. *	995,750	804,491
Ampol Ltd.	58,742	1,381,095
APA Group	81,877	657,892
Aristocrat Leisure Ltd.	15,107	350,517
Aurizon Holdings Ltd.	283,220	799,846
Australia & New Zealand Banking Group Ltd.	267,702	5,094,152
BGP Holdings plc *(a)	453,854	802
BHP Group Ltd. (b)	271,164	9,061,060
BHP Group Ltd. (b)	142,421	4,772,874
BlueScope Steel Ltd.	73,297	1,041,961
Brambles Ltd.	129,088	953,227
Coles Group Ltd.	138,081	1,815,579
Commonwealth Bank of Australia	106,219	7,720,370
Computershare Ltd.	29,015	511,536
Crown Resorts Ltd. *	55,088	498,775
CSL Ltd.	8,744	1,668,793
Downer EDI Ltd.	128,136	495,759
Fortescue Metals Group Ltd.	96,290	1,455,237
Goodman Group	28,196	469,291
Incitec Pivot Ltd.	218,674	589,768
Insurance Australia Group Ltd.	267,534	854,313
James Hardie Industries plc	10,619	306,127
JB Hi-Fi Ltd.	10,729	397,363
Lendlease Corp., Ltd.	122,892	1,052,737
Macquarie Group Ltd.	14,929	2,149,223
Medibank Pvt Ltd.	277,706	624,045
Metcash Ltd.	185,504	622,732
Mirvac Group	254,511	430,147
National Australia Bank Ltd.	257,552	5,879,571
Newcrest Mining Ltd.	45,467	853,841
Orica Ltd.	42,235	485,315
Origin Energy Ltd.	289,850	1,386,396
Orora Ltd.	139,612	391,239
Qantas Airways Ltd. *	120,951	468,664
QBE Insurance Group Ltd.	112,025	966,472
Ramsay Health Care Ltd.	10,088	572,466
Rio Tinto Ltd.	39,182	3,099,448
Santos Ltd.	167,654	936,862
Scentre Group	409,974	854,185
Sims Ltd.	36,805	532,160
Sonic Healthcare Ltd.	24,445	631,322
South32 Ltd.	490,246	1,632,684
Stockland	198,601	574,836
Suncorp Group Ltd.	183,035	1,469,586
Tabcorp Holdings Ltd.	118,063	451,498
Telstra Corp., Ltd.	646,514	1,835,226
Transurban Group	87,767	881,322
Treasury Wine Estates Ltd.	42,314	334,775
Vicinity Centres	294,910	384,803
Viva Energy Group Ltd.	277,954	545,346
Wesfarmers Ltd.	91,710	3,173,448
SECURITY	NUMBER OF SHARES	VALUE ($)
Westpac Banking Corp.	369,169	6,179,885
Woodside Petroleum Ltd.	104,606	2,275,817
Woolworths Group Ltd.	120,328	3,255,241
Worley Ltd.	40,204	390,984
		89,885,367

Austria 0.2%
BAWAG Group AG *	5,910	280,630
Erste Group Bank AG	27,073	842,938
OMV AG	21,369	1,092,333
Raiffeisen Bank International AG	17,934	204,148
Voestalpine AG	23,718	617,210
Wienerberger AG	10,933	308,615
		3,345,874

Belgium 0.8%
Ageas S.A./N.V.	20,621	986,747
Anheuser-Busch InBev S.A./N.V.	79,600	4,580,146
Etablissements Franz Colruyt N.V.	9,233	339,043
Groupe Bruxelles Lambert S.A.	11,297	1,065,990
KBC Group N.V.	19,168	1,304,035
Proximus SADP	27,723	484,551
Solvay S.A.	9,079	853,764
UCB S.A.	6,702	761,834
Umicore S.A.	17,591	676,259
		11,052,369

Canada 8.3%
Agnico-Eagle Mines Ltd.	14,944	869,896
Algonquin Power & Utilities Corp.	25,851	374,288
Alimentation Couche-Tard, Inc.	76,735	3,416,086
AltaGas Ltd.	19,247	440,180
Atco Ltd., Class I	13,176	469,440
Bank of Montreal	33,375	3,538,714
Barrick Gold Corp.	97,074	2,164,924
Bausch Health Cos., Inc. *	27,317	519,058
BCE, Inc.	29,093	1,546,765
Brookfield Asset Management, Inc., Class A	73,039	3,643,280
Canadian Imperial Bank of Commerce	26,575	2,937,906
Canadian National Railway Co.	32,496	3,821,660
Canadian Natural Resources Ltd.	92,185	5,705,546
Canadian Pacific Railway Ltd.	32,686	2,390,926
Canadian Tire Corp., Ltd., Class A	6,717	925,212
Canadian Utilities Ltd., Class A	12,613	379,180
CCL Industries, Inc., Class B	7,545	328,958
Cenovus Energy, Inc.	94,825	1,753,080
CGI, Inc. *	16,055	1,280,251
CI Financial Corp.	27,672	360,803
Constellation Software, Inc.	225	354,120
Crescent Point Energy Corp.	155,284	1,075,801
Dollarama, Inc.	10,870	604,317
Emera, Inc.	18,211	879,328
Empire Co., Ltd., Class A	21,597	713,315
Enbridge, Inc.	135,391	5,908,239

45
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Fairfax Financial Holdings Ltd.	2,348	1,290,143
Finning International, Inc.	17,396	489,387
First Quantum Minerals Ltd.	21,737	623,184
Fortis, Inc.	32,328	1,573,054
Franco-Nevada Corp.	2,173	328,627
George Weston Ltd.	10,958	1,363,257
Gildan Activewear, Inc.	15,971	541,173
Great-West Lifeco, Inc.	19,385	534,779
Hydro One Ltd.	22,439	606,629
iA Financial Corp., Inc.	7,092	370,817
Imperial Oil Ltd.	29,730	1,496,856
Intact Financial Corp.	4,983	697,112
Keyera Corp.	20,544	509,662
Kinross Gold Corp.	101,890	514,744
Linamar Corp.	7,558	299,343
Loblaw Cos., Ltd.	19,551	1,788,377
Lundin Mining Corp.	40,332	368,267
Magna International, Inc.	49,210	2,965,662
Manulife Financial Corp.	137,955	2,697,567
Methanex Corp.	10,527	527,641
Metro, Inc.	22,805	1,253,463
National Bank of Canada	15,693	1,096,000
Nutrien Ltd.	52,045	5,114,359
Onex Corp.	15,248	916,197
Open Text Corp.	10,364	415,076
Parkland Corp.	18,030	512,135
Pembina Pipeline Corp.	35,142	1,329,742
Power Corp. of Canada	41,537	1,222,200
Quebecor, Inc., Class B	15,913	374,460
Restaurant Brands International, Inc.	10,623	606,875
RioCan Real Estate Investment Trust	23,437	437,853
Rogers Communications, Inc., Class B	33,116	1,803,960
Royal Bank of Canada	72,818	7,354,638
Saputo, Inc.	24,486	523,400
Shaw Communications, Inc., Class B	31,963	951,936
SNC-Lavalin Group, Inc.	19,889	442,322
Sun Life Financial, Inc.	34,649	1,723,752
Suncor Energy, Inc.	246,383	8,856,861
TC Energy Corp.	60,148	3,181,455
Teck Resources Ltd., Class B	55,785	2,200,742
TELUS Corp.	32,502	813,151
TFI International, Inc.	4,143	333,272
The Bank of Nova Scotia	87,316	5,529,254
The Toronto-Dominion Bank	91,886	6,636,906
Thomson Reuters Corp.	8,218	821,640
Tourmaline Oil Corp.	11,114	572,376
Waste Connections, Inc.	6,380	880,183
West Fraser Timber Co., Ltd.	5,972	524,889
Wheaton Precious Metals Corp.	7,573	339,434
WSP Global, Inc.	4,474	521,772
		123,277,857

Denmark 0.9%
AP Moller - Maersk A/S, Class A	333	942,603
AP Moller - Maersk A/S, Class B	458	1,325,556
Carlsberg A/S, Class B	5,417	688,139
Coloplast A/S, Class B	2,957	398,393
Danske Bank A/S	88,907	1,363,731
DSV A/S	4,419	724,502
ISS A/S *	34,128	560,178
Novo Nordisk A/S, Class B	40,221	4,594,293
Novozymes A/S, B Shares	7,249	505,324
Orsted A/S	6,491	718,102
Pandora A/S	5,514	484,164
Vestas Wind Systems A/S	43,220	1,102,153
		13,407,138

SECURITY	NUMBER OF SHARES	VALUE ($)
Finland 1.0%
Elisa Oyj	8,053	472,078
Fortum Oyj	30,103	500,488
Huhtamaki Oyj	7,311	276,358
Kesko Oyj, B Shares	18,273	460,049
Kone Oyj, B Shares	17,852	858,283
Neste Oyj	23,991	1,029,426
Nokia Oyj *	435,338	2,207,194
Nokian Renkaat Oyj	12,891	173,108
Nordea Bank Abp	272,345	2,717,158
Outokumpu Oyj	74,586	366,162
Sampo Oyj, A Shares	31,129	1,511,545
Stora Enso Oyj, R Shares	60,334	1,187,342
UPM-Kymmene Oyj	58,298	2,016,661
Wartsila Oyj Abp	46,816	375,925
		14,151,777

France 8.0%
Air France-KLM *(c)	136,063	560,479
Air Liquide S.A.	23,641	4,090,088
Airbus SE	18,507	2,025,995
ALD S.A.	5,883	79,997
Alstom S.A.	26,162	575,051
Arkema S.A.	7,653	872,016
Atos SE	16,719	407,301
AXA S.A.	180,715	4,780,819
BNP Paribas S.A.	126,628	6,565,836
Bollore S.A.	87,112	406,502
Bouygues S.A.	44,778	1,539,613
Bureau Veritas S.A.	13,237	380,255
Capgemini SE	7,495	1,525,824
Carrefour S.A.	145,671	3,089,327
Casino Guichard Perrachon S.A. *	27,649	484,436
Cie de Saint-Gobain	58,408	3,407,415
CNP Assurances	17,985	395,211
Compagnie Generale des Etablissements Michelin S.C.A.	21,868	2,708,569
Credit Agricole S.A.	113,290	1,223,312
Danone S.A.	50,439	3,050,109
Dassault Systemes SE	7,801	344,994
Edenred	7,018	352,459
Eiffage S.A.	11,283	1,114,181
Electricite de France S.A.	135,189	1,229,009
Elis S.A. *	26,268	376,716
Engie S.A.	262,373	3,096,125
EssilorLuxottica S.A.	8,466	1,441,317
Eutelsat Communications S.A.	37,513	416,897
Faurecia SE	20,573	447,215
Hermes International	380	468,562
Kering S.A.	2,096	1,115,224
Klepierre S.A. *	16,757	401,090
Legrand S.A.	10,582	937,715
L'Oreal S.A.	6,513	2,369,494
LVMH Moet Hennessy Louis Vuitton SE	5,895	3,814,861
Orange S.A.	465,589	5,543,022
Pernod-Ricard S.A.	7,679	1,584,824
Publicis Groupe S.A.	18,744	1,125,327
Renault S.A. *	89,298	2,181,872
Rexel S.A. *	55,125	1,129,217
Rubis S.C.A.	14,533	386,541
Safran S.A.	16,233	1,743,399
Sanofi	78,795	8,328,228
Schneider Electric SE	26,999	3,873,523
SCOR SE	23,049	651,683
SEB S.A.	2,093	251,343
SES S.A.	85,436	764,440

46
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Societe Generale S.A.	161,657	3,885,271
Sodexo S.A.	10,505	790,245
STMicroelectronics N.V.	22,590	834,636
Teleperformance	1,551	556,671
Thales S.A.	7,080	906,416
TotalEnergies SE	419,367	20,592,163
Valeo S.A.	57,156	1,039,160
Veolia Environnement S.A.	56,680	1,653,728
Vinci S.A.	41,391	4,016,328
Vivendi SE	38,973	447,627
Wendel SE	4,121	410,593
		118,790,271

Germany 6.7%
adidas AG	8,989	1,812,714
Allianz SE	38,058	8,587,182
Aurubis AG	9,850	1,119,348
BASF SE	135,331	7,126,933
Bayer AG	121,507	8,003,792
Bayerische Motoren Werke AG	62,975	5,142,902
Beiersdorf AG	4,433	445,253
Brenntag SE	13,543	1,045,025
Commerzbank AG *	173,622	1,133,461
Continental AG *	22,492	1,541,627
Covestro AG	32,134	1,383,546
Daimler Truck Holding AG *	52,923	1,423,349
Deutsche Bank AG *	132,635	1,326,261
Deutsche Boerse AG	5,120	891,364
Deutsche Lufthansa AG *	195,710	1,455,998
Deutsche Post AG	76,258	3,257,929
Deutsche Telekom AG	468,147	8,623,806
E.ON SE	189,053	1,967,466
Evonik Industries AG	25,355	663,195
Freenet AG	16,640	460,399
Fresenius Medical Care AG & Co. KGaA	25,115	1,561,823
Fresenius SE & Co. KGaA	63,656	2,250,109
GEA Group AG	12,544	488,293
Hannover Rueck SE	4,205	653,585
HeidelbergCement AG	23,604	1,359,766
Henkel AG & Co. KGaA	9,493	602,436
Infineon Technologies AG	39,663	1,125,763
K&S AG *	35,808	1,202,719
KION Group AG	4,976	276,795
Knorr-Bremse AG	3,897	277,913
LANXESS AG	11,747	454,093
Mercedes-Benz Group AG	115,278	8,046,539
Merck KGaA	4,182	775,875
METRO AG *	45,276	397,702
MTU Aero Engines AG	2,329	469,679
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,055	2,632,645
ProSiebenSat.1 Media SE	24,994	287,576
Rheinmetall AG	5,783	1,303,627
RWE AG	50,914	2,113,919
Salzgitter AG *	12,354	512,809
SAP SE	41,157	4,171,095
Siemens AG	49,933	6,139,511
Siemens Energy AG	39,735	765,386
Siemens Healthineers AG	8,918	476,845
Symrise AG	3,671	436,828
Telefonica Deutschland Holding AG	138,982	417,992
ThyssenKrupp AG *	79,118	606,758
Uniper SE	23,753	610,562
United Internet AG	13,631	438,521
Volkswagen AG	4,935	1,070,211
Vonovia SE	21,649	862,517
SECURITY	NUMBER OF SHARES	VALUE ($)
Zalando SE *	3,153	124,059
		100,325,501

Hong Kong 1.8%
AAC Technologies Holdings, Inc.	76,000	177,519
AIA Group Ltd.	361,800	3,554,235
BOC Hong Kong (Holdings) Ltd.	310,500	1,123,966
CK Asset Holdings Ltd.	243,000	1,647,331
CK Hutchison Holdings Ltd.	533,500	3,744,064
CLP Holdings Ltd.	154,000	1,502,790
Galaxy Entertainment Group Ltd.	108,000	616,266
Hang Seng Bank Ltd.	47,000	832,157
Henderson Land Development Co., Ltd.	89,300	361,131
Hong Kong & China Gas Co., Ltd.	422,676	466,178
Hong Kong Exchanges & Clearing Ltd.	10,821	459,016
Hongkong Land Holdings Ltd.	92,211	430,161
Jardine Matheson Holdings Ltd.	21,146	1,123,487
Lenovo Group Ltd.	896,000	870,018
Link REIT	66,900	577,868
MTR Corp., Ltd.	105,364	559,810
New World Development Co., Ltd.	236,422	904,265
Noble Group Ltd. *(a)	18,617,693	201,934
PCCW Ltd.	795,000	450,417
Sands China Ltd. *	224,400	494,617
Sun Hung Kai Properties Ltd.	143,500	1,652,702
Swire Pacific Ltd., A Shares	176,300	1,004,189
Techtronic Industries Co., Ltd.	27,000	360,398
The Wharf Holdings Ltd.	170,000	498,083
Tingyi Cayman Islands Holding Corp.	163,392	298,217
Want Want China Holdings Ltd.	420,374	379,457
WH Group Ltd.	2,069,999	1,429,539
Wharf Real Estate Investment Co., Ltd.	110,000	518,382
Yue Yuen Industrial Holdings Ltd. *	253,000	372,134
		26,610,331

Ireland 0.1%
Bank of Ireland Group plc *	77,829	471,699
Kerry Group plc, Class A	6,176	684,114
Kingspan Group plc	4,216	392,455
		1,548,268

Israel 0.2%
Bank Hapoalim B.M.	60,852	564,172
Bank Leumi Le-Israel B.M.	85,990	902,443
ICL Group Ltd.	56,099	608,354
Israel Discount Bank Ltd., A Shares	61,182	361,368
Teva Pharmaceutical Industries Ltd. *	116,857	1,029,511
		3,465,848

Italy 2.7%
A2A S.p.A.	202,038	345,193
Assicurazioni Generali S.p.A.	133,616	2,529,762
Atlantia S.p.A. *	61,208	1,460,150
Banco BPM S.p.A.	166,060	523,205
CNH Industrial N.V.	82,845	1,173,606
Enel S.p.A.	920,684	5,987,109
Eni S.p.A.	586,385	8,196,953
EXOR N.V.	39,528	2,743,038
Ferrari N.V.	2,153	453,324
Hera S.p.A.	89,452	333,619
Intesa Sanpaolo S.p.A.	1,644,999	3,352,042
Leonardo S.p.A. *	90,778	934,232
Mediobanca Banca di Credito Finanziario S.p.A.	47,427	475,354

47
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Pirelli & C S.p.A.	56,652	280,768
Poste Italiane S.p.A	33,699	330,221
Prysmian S.p.A.	16,842	547,784
Snam S.p.A.	132,175	724,927
Stellantis N.V.	296,839	3,985,256
Telecom Italia S.p.A.	4,196,773	1,225,545
Tenaris S.A.	48,366	739,138
Terna - Rete Elettrica Nazionale	76,243	621,844
UniCredit S.p.A.	275,140	2,546,443
Unipol Gruppo S.p.A.	77,940	424,977
		39,934,490

Japan 24.4%
Advantest Corp.	4,800	327,591
Aeon Co., Ltd.	87,400	1,661,059
AGC, Inc.	30,700	1,150,925
Air Water, Inc.	29,600	392,878
Aisin Corp.	48,300	1,403,142
Ajinomoto Co., Inc.	34,800	904,158
Alfresa Holdings Corp.	68,200	927,431
Alps Alpine Co., Ltd.	75,300	666,602
Amada Co., Ltd.	47,500	368,836
ANA Holdings, Inc. *	26,400	497,657
Asahi Group Holdings Ltd.	37,000	1,394,634
Asahi Kasei Corp.	216,300	1,774,674
Astellas Pharma, Inc.	143,000	2,177,277
Bandai Namco Holdings, Inc.	13,000	880,138
Bic Camera, Inc.	38,900	328,331
Bridgestone Corp.	97,800	3,584,730
Brother Industries Ltd.	40,700	707,349
Canon, Inc.	169,200	3,893,148
Casio Computer Co., Ltd.	24,800	257,172
Central Japan Railway Co.	23,400	2,945,713
Chubu Electric Power Co., Inc.	218,000	2,200,724
Chugai Pharmaceutical Co., Ltd.	14,400	431,498
Coca-Cola Bottlers Japan Holdings, Inc.	39,400	441,692
COMSYS Holdings Corp.	15,500	321,814
Concordia Financial Group Ltd.	107,600	391,568
Cosmo Energy Holdings Co., Ltd.	32,000	795,020
Dai Nippon Printing Co., Ltd.	52,000	1,086,698
Daicel Corp.	71,800	438,913
Daido Steel Co., Ltd.	9,400	268,133
Daifuku Co., Ltd.	4,090	251,488
Dai-ichi Life Holdings, Inc.	102,700	2,056,466
Daiichi Sankyo Co., Ltd.	63,400	1,596,342
Daikin Industries Ltd.	12,600	1,925,502
Daito Trust Construction Co., Ltd.	10,800	1,040,168
Daiwa House Industry Co., Ltd.	114,481	2,752,144
Daiwa Securities Group, Inc.	129,300	633,716
Daiwabo Holdings Co., Ltd.	21,870	282,992
Denka Co., Ltd.	13,800	369,950
Denso Corp.	50,600	3,083,830
Dentsu Group, Inc.	20,501	738,890
DIC Corp.	23,500	448,115
Dowa Holdings Co., Ltd.	8,570	364,573
East Japan Railway Co.	60,018	3,129,744
Ebara Corp.	9,900	454,681
EDION Corp.	42,900	386,056
Eisai Co., Ltd.	15,500	675,039
Electric Power Development Co., Ltd.	56,700	776,949
ENEOS Holdings, Inc.	1,206,450	4,245,030
Exeo Group, Inc.	17,101	284,694
FANUC Corp.	8,600	1,317,761
Fast Retailing Co., Ltd.	1,600	736,649
Fuji Electric Co., Ltd.	13,600	596,369
FUJIFILM Holdings Corp.	31,100	1,709,606
Fujikura Ltd.	77,200	365,194
SECURITY	NUMBER OF SHARES	VALUE ($)
Fujitsu Ltd.	19,100	2,886,949
Furukawa Electric Co., Ltd.	23,000	373,499
GS Yuasa Corp.	16,619	288,179
H2O Retailing Corp.	54,600	357,154
Hakuhodo DY Holdings, Inc.	34,700	409,514
Hankyu Hanshin Holdings, Inc.	26,600	702,017
Hanwa Co., Ltd.	18,100	442,429
Haseko Corp.	61,100	669,474
Hino Motors Ltd.	75,100	387,666
Hitachi Construction Machinery Co., Ltd.	14,350	324,903
Hitachi Ltd.	121,000	5,738,600
Hitachi Metals Ltd. *	23,200	362,029
Hokkaido Electric Power Co., Inc.	91,200	338,543
Hokuriku Electric Power Co.	65,302	259,051
Honda Motor Co., Ltd.	430,500	11,323,679
Hoya Corp.	8,350	828,672
Idemitsu Kosan Co., Ltd.	71,869	1,894,111
IHI Corp.	28,800	653,033
Iida Group Holdings Co., Ltd.	28,600	454,872
Inpex Corp.	202,500	2,409,379
Isetan Mitsukoshi Holdings Ltd.	110,400	819,342
Isuzu Motors Ltd.	96,800	1,129,247
ITOCHU Corp.	140,100	4,228,355
Itoham Yonekyu Holdings, Inc.	51,042	256,897
Iwatani Corp.	6,951	276,558
J. Front Retailing Co., Ltd.	51,700	387,420
Japan Airlines Co., Ltd. *	31,000	511,794
Japan Exchange Group, Inc.	16,900	251,648
Japan Post Holdings Co., Ltd.	266,600	1,869,360
Japan Post Insurance Co., Ltd.	26,600	430,116
Japan Tobacco, Inc.	149,600	2,544,963
JFE Holdings, Inc.	165,400	2,022,634
JGC Holdings Corp.	55,500	628,049
JSR Corp.	13,400	363,878
JTEKT Corp.	84,900	591,916
Kajima Corp.	101,500	1,131,165
Kaneka Corp.	14,900	398,687
Kanematsu Corp.	24,467	252,869
Kao Corp.	37,200	1,490,919
Kawasaki Heavy Industries Ltd.	40,200	714,868
KDDI Corp.	214,700	7,109,724
Keio Corp.	8,100	310,656
Kewpie Corp.	19,300	325,046
Keyence Corp.	2,092	840,993
Kikkoman Corp.	7,600	427,129
Kinden Corp.	24,800	293,868
Kintetsu Group Holdings Co., Ltd.	20,200	579,159
Kirin Holdings Co., Ltd.	96,100	1,400,919
Kobe Steel Ltd.	161,700	701,025
Koito Manufacturing Co., Ltd.	13,500	495,376
Komatsu Ltd.	116,100	2,613,002
Konica Minolta, Inc.	183,600	638,986
K's Holdings Corp.	47,600	471,388
Kubota Corp.	90,200	1,532,377
Kuraray Co., Ltd.	85,500	683,806
Kurita Water Industries Ltd.	8,053	274,739
Kyocera Corp.	31,900	1,674,971
Kyushu Electric Power Co., Inc.	174,400	1,094,603
Kyushu Railway Co.	24,300	476,298
Lion Corp.	20,621	212,467
Lixil Corp.	33,400	587,450
Makita Corp.	17,000	502,466
Marubeni Corp.	284,900	3,109,859
MatsukiyoCocokara & Co.	16,200	535,496
Mazda Motor Corp.	272,800	1,937,085
Medipal Holdings Corp.	46,200	760,840
MEIJI Holdings Co., Ltd.	20,400	1,016,877
Minebea Mitsumi, Inc.	34,200	656,167

48
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
MISUMI Group, Inc.	12,700	318,444
Mitsubishi Chemical Holdings Corp.	285,800	1,742,705
Mitsubishi Corp.	192,000	6,446,500
Mitsubishi Electric Corp.	336,700	3,526,693
Mitsubishi Estate Co., Ltd.	93,100	1,356,148
Mitsubishi Gas Chemical Co., Inc.	33,900	495,040
Mitsubishi Heavy Industries Ltd.	82,200	2,810,428
Mitsubishi Materials Corp.	47,800	747,747
Mitsubishi Motors Corp. *	240,000	600,242
Mitsubishi Shokuhin Co., Ltd.	3,214	79,662
Mitsubishi UFJ Financial Group, Inc.	1,268,334	7,373,299
Mitsui & Co., Ltd.	189,300	4,584,049
Mitsui Chemicals, Inc.	33,900	774,543
Mitsui Fudosan Co., Ltd.	85,300	1,807,826
Mitsui Mining & Smelting Co., Ltd.	13,400	338,828
Mitsui O.S.K. Lines Ltd.	39,600	927,080
Mizuho Financial Group, Inc.	291,721	3,542,282
Morinaga Milk Industry Co., Ltd.	6,310	254,115
MS&AD Insurance Group Holdings, Inc.	60,290	1,794,668
Murata Manufacturing Co., Ltd.	30,900	1,841,871
Nagase & Co., Ltd.	34,800	498,685
Nagoya Railroad Co., Ltd.	31,600	507,532
NEC Corp.	35,800	1,388,892
NGK Insulators Ltd.	35,200	473,497
NGK Spark Plug Co., Ltd.	36,600	561,635
NH Foods Ltd.	27,500	868,462
NHK Spring Co., Ltd.	57,000	368,159
Nichirei Corp.	16,200	297,440
Nidec Corp.	13,000	840,438
Nikon Corp.	63,600	714,662
Nintendo Co., Ltd.	3,380	1,542,601
Nippon Electric Glass Co., Ltd.	15,700	316,048
Nippon Light Metal Holdings Co., Ltd.	23,020	294,943
Nippon Paper Industries Co., Ltd.	49,800	395,554
Nippon Steel Corp.	201,100	3,193,182
Nippon Steel Trading Corp.	9,200	374,417
Nippon Suisan Kaisha Ltd.	65,657	289,896
Nippon Telegraph & Telephone Corp.	211,716	6,239,131
Nippon Yusen K.K.	15,300	1,103,803
Nissan Chemical Corp.	6,464	341,445
Nissan Motor Co., Ltd. *	768,800	3,077,926
Nisshin Seifun Group, Inc.	38,130	508,304
Nissin Foods Holdings Co., Ltd.	4,900	340,857
Nitori Holdings Co., Ltd.	3,900	401,229
Nitto Denko Corp.	16,900	1,134,343
NOK Corp.	43,700	371,811
Nomura Holdings, Inc.	286,000	1,101,229
Nomura Real Estate Holdings, Inc.	15,400	375,232
NSK Ltd.	117,400	649,660
NTT Data Corp.	48,000	885,020
Obayashi Corp.	167,402	1,151,247
Odakyu Electric Railway Co., Ltd.	19,600	296,804
Oji Holdings Corp.	205,500	973,454
Olympus Corp.	36,300	638,921
Omron Corp.	12,100	713,344
Ono Pharmaceutical Co., Ltd.	22,100	567,761
Oriental Land Co., Ltd.	3,500	529,445
ORIX Corp.	113,300	2,066,474
Osaka Gas Co., Ltd.	77,000	1,387,802
Otsuka Corp.	8,500	278,563
Otsuka Holdings Co., Ltd.	39,600	1,330,656
PALTAC Corp.	8,100	295,229
Pan Pacific International Holdings Corp.	24,600	376,708
Panasonic Corp.	423,450	3,774,292
Penta-Ocean Construction Co., Ltd.	54,414	266,247
Persol Holdings Co., Ltd.	18,700	371,001
Recruit Holdings Co., Ltd.	41,000	1,487,545
Renesas Electronics Corp. *	35,100	374,796
SECURITY	NUMBER OF SHARES	VALUE ($)
Rengo Co., Ltd.	43,817	259,421
Resona Holdings, Inc.	236,658	1,029,090
Ricoh Co., Ltd.	130,000	949,248
Rinnai Corp.	3,220	205,820
Rohm Co., Ltd.	7,400	516,970
Ryohin Keikaku Co., Ltd.	23,900	214,792
Sankyu, Inc.	9,400	286,597
Santen Pharmaceutical Co., Ltd.	28,100	228,585
Sanwa Holdings Corp.	27,830	253,538
SBI Holdings, Inc.	17,600	393,661
Secom Co., Ltd.	16,600	1,167,884
Sega Sammy Holdings, Inc.	23,647	419,016
Seiko Epson Corp.	44,700	629,712
Seino Holdings Co., Ltd.	39,000	318,589
Sekisui Chemical Co., Ltd.	56,200	761,012
Sekisui House Ltd.	93,396	1,622,096
Seven & i Holdings Co., Ltd.	98,700	4,364,207
SG Holdings Co., Ltd.	28,000	493,435
Shikoku Electric Power Co., Inc.	55,100	316,798
Shimadzu Corp.	11,900	389,036
Shimamura Co., Ltd.	5,200	461,180
Shimano, Inc.	2,500	442,961
Shimizu Corp.	133,200	698,452
Shin-Etsu Chemical Co., Ltd.	19,100	2,624,999
Shionogi & Co., Ltd.	14,100	784,325
Shiseido Co., Ltd.	14,800	699,617
Showa Denko K.K.	35,900	698,555
SMC Corp.	1,900	920,018
Softbank Corp.	320,000	3,724,116
SoftBank Group Corp.	147,600	6,070,823
Sohgo Security Services Co., Ltd.	7,201	200,035
Sojitz Corp.	58,360	889,893
Sompo Holdings, Inc.	36,500	1,485,915
Sony Group Corp.	51,100	4,409,982
Stanley Electric Co., Ltd.	21,400	369,002
Subaru Corp.	177,300	2,690,474
Sumco Corp.	19,400	279,392
Sumitomo Chemical Co., Ltd.	318,800	1,355,603
Sumitomo Corp.	203,400	3,218,526
Sumitomo Electric Industries Ltd.	210,600	2,264,124
Sumitomo Forestry Co., Ltd.	25,200	385,531
Sumitomo Heavy Industries Ltd.	28,300	598,867
Sumitomo Metal Mining Co., Ltd.	22,800	999,933
Sumitomo Mitsui Financial Group, Inc.	152,810	4,616,991
Sumitomo Mitsui Trust Holdings, Inc.	36,300	1,126,661
Sumitomo Realty & Development Co., Ltd.	29,600	785,243
Sumitomo Rubber Industries Ltd.	54,300	470,661
Sundrug Co., Ltd.	11,262	262,203
Suntory Beverage & Food Ltd.	15,100	594,955
Suzuken Co., Ltd.	28,730	848,030
Suzuki Motor Corp.	74,500	2,245,810
Sysmex Corp.	5,400	354,227
T&D Holdings, Inc.	52,350	672,720
Taiheiyo Cement Corp.	37,500	606,734
Taisei Corp.	39,100	1,059,141
Taiyo Yuden Co., Ltd.	7,500	294,656
Takashimaya Co., Ltd.	47,900	436,908
Takeda Pharmaceutical Co., Ltd.	117,221	3,401,346
TDK Corp.	35,800	1,105,923
Teijin Ltd.	57,700	616,598
Terumo Corp.	22,700	675,669
The Chugoku Electric Power Co., Inc.	78,500	517,042
The Kansai Electric Power Co., Inc.	223,300	1,957,447
The Yokohama Rubber Co., Ltd.	23,500	314,632
TIS, Inc.	18,100	406,514
Tobu Railway Co., Ltd.	24,200	543,972
Toho Gas Co., Ltd.	12,400	290,892

49
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Toho Holdings Co., Ltd.	25,700	417,181
Tohoku Electric Power Co., Inc.	218,800	1,217,084
Tokio Marine Holdings, Inc.	59,100	3,195,458
Tokuyama Corp.	17,475	232,421
Tokyo Electric Power Co. Holdings, Inc. *	1,248,400	4,309,172
Tokyo Electron Ltd.	4,600	1,940,953
Tokyo Gas Co., Ltd.	100,500	1,925,022
Tokyu Corp.	60,000	733,729
Tokyu Fudosan Holdings Corp.	95,700	497,991
Toppan, Inc.	67,300	1,112,446
Toray Industries, Inc.	305,700	1,448,799
Toshiba Corp.	46,900	1,947,679
Tosoh Corp.	61,000	842,319
TOTO Ltd.	12,300	414,495
Toyo Seikan Group Holdings Ltd.	47,300	511,615
Toyo Suisan Kaisha Ltd.	10,700	330,377
Toyoda Gosei Co., Ltd.	19,400	282,503
Toyota Industries Corp.	14,800	887,656
Toyota Motor Corp.	1,376,790	23,589,515
Toyota Tsusho Corp.	44,100	1,584,390
TS Tech Co., Ltd.	32,100	334,983
Tsuruha Holdings, Inc.	5,000	255,540
Ube Industries Ltd.	33,700	522,512
Unicharm Corp.	14,600	507,963
West Japan Railway Co.	34,063	1,264,384
Yakult Honsha Co., Ltd.	7,900	409,067
Yamada Holdings Co., Ltd.	246,100	734,874
Yamaha Corp.	10,300	393,532
Yamaha Motor Co., Ltd.	52,000	1,073,576
Yamato Holdings Co., Ltd.	53,700	1,004,834
Yamazaki Baking Co., Ltd.	33,500	414,132
Yaskawa Electric Corp.	11,500	390,488
Yokogawa Electric Corp.	28,500	454,361
Z Holdings Corp.	117,300	460,501
		364,145,512

Netherlands 2.2%
Aalberts N.V.	6,666	323,916
ABN AMRO Bank N.V. CVA	81,218	1,009,634
Aegon N.V.	291,747	1,512,615
Akzo Nobel N.V.	20,167	1,749,416
APERAM S.A.	6,886	265,782
ArcelorMittal S.A.	128,932	3,759,360
ASML Holding N.V.	3,615	2,051,652
ASR Nederland N.V.	17,824	810,077
Heineken Holding N.V.	11,044	862,119
Heineken N.V.	13,813	1,348,301
ING Groep N.V.	384,440	3,642,265
Koninklijke Ahold Delhaize N.V.	188,683	5,565,387
Koninklijke DSM N.V.	7,850	1,319,660
Koninklijke KPN N.V.	356,897	1,231,506
Koninklijke Philips N.V.	68,565	1,791,680
NN Group N.V.	37,153	1,819,813
Randstad N.V.	18,489	977,682
SBM Offshore N.V.	21,605	313,081
Signify N.V.	16,532	699,429
SNS Reaal N.V. *(a)	124,822	0
Unibail-Rodamco-Westfield *	15,304	1,080,079
Wolters Kluwer N.V.	8,499	858,252
		32,991,706

New Zealand 0.1%
Fletcher Building Ltd.	130,916	521,506
Spark New Zealand Ltd.	184,329	582,976
		1,104,482

SECURITY	NUMBER OF SHARES	VALUE ($)
Norway 0.8%
DNB Bank A.S.A.	70,744	1,370,828
Equinor A.S.A.	141,515	4,783,145
Mowi A.S.A.	33,153	936,474
Norsk Hydro A.S.A.	163,315	1,371,441
Orkla A.S.A.	67,333	546,383
Subsea 7 S.A.	69,411	568,913
Telenor A.S.A.	86,554	1,220,712
Yara International A.S.A.	22,098	1,123,644
		11,921,540

Poland 0.3%
Bank Polska Kasa Opieki S.A.	14,823	325,739
Grupa Lotos S.A. *	29,833	463,890
KGHM Polska Miedz S.A.	12,359	399,792
PGE Polska Grupa Energetyczna S.A. *	191,337	425,521
Polski Koncern Naftowy ORLEN S.A.	114,445	1,933,484
Polskie Gornictwo Naftowe i Gazownictwo S.A.	340,361	476,868
Powszechna Kasa Oszczednosci Bank Polski S.A. *	47,642	351,624
Powszechny Zaklad Ubezpieczen S.A.	70,612	488,193
		4,865,111

Portugal 0.2%
EDP - Energias de Portugal S.A.	337,224	1,571,687
Galp Energia, SGPS, S.A.	106,110	1,291,533
Jeronimo Martins, SGPS, S.A.	21,725	452,241
		3,315,461

Republic of Korea 5.6%
Amorepacific Corp.	2,117	301,261
BNK Financial Group, Inc.	64,901	402,518
CJ CheilJedang Corp.	1,538	483,656
CJ Corp.	7,021	479,685
Coway Co., Ltd.	5,691	318,753
DB Insurance Co., Ltd.	11,448	611,397
Doosan Enerbility *	25,445	404,834
E-MART, Inc.	6,667	689,890
GS Engineering & Construction Corp.	12,845	422,982
GS Holdings Corp.	23,471	810,773
Hana Financial Group, Inc.	39,365	1,461,493
Hankook Tire & Technology Co., Ltd.	17,253	473,539
Hanwha Corp.	22,858	540,027
Hanwha Solutions Corp. *	12,303	309,223
HD Hyundai Co., Ltd.	18,949	870,149
Hyundai Engineering & Construction Co., Ltd.	18,202	633,209
Hyundai Glovis Co., Ltd.	4,241	694,841
Hyundai Marine & Fire Insurance Co., Ltd.	20,818	536,553
Hyundai Mobis Co., Ltd.	13,619	2,215,636
Hyundai Motor Co.	24,191	3,509,817
Hyundai Steel Co.	29,420	999,745
Industrial Bank of Korea	49,598	440,077
KB Financial Group, Inc.	40,460	1,882,364
Kia Corp.	43,453	2,850,093
Korea Electric Power Corp. *	148,931	2,717,771
Korea Gas Corp.	14,088	460,509
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	7,416	533,477
Korea Zinc Co., Ltd.	1,332	608,108
Korean Air Lines Co., Ltd. *	18,541	436,880
KT&G Corp.	14,074	924,223

50
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
LG Chem Ltd.	2,684	1,099,272
LG Corp.	7,198	415,673
LG Display Co., Ltd.	84,722	1,106,996
LG Electronics, Inc.	19,147	1,734,088
LG Household & Health Care Ltd.	520	372,414
LG Innotek Co., Ltd.	1,687	457,747
LG Uplus Corp.	62,723	692,913
Lotte Chemical Corp.	4,331	668,453
Lotte Shopping Co., Ltd.	6,489	480,680
NAVER Corp.	1,802	401,412
NCSoft Corp.	469	155,317
POSCO	19,988	4,563,796
Posco International Corp.	25,164	488,689
Samsung C&T Corp.	9,679	875,701
Samsung Electro-Mechanics Co., Ltd.	4,757	615,723
Samsung Electronics Co., Ltd.	469,443	25,018,282
Samsung Fire & Marine Insurance Co., Ltd.	6,048	1,002,505
Samsung Life Insurance Co., Ltd.	10,284	528,676
Samsung SDI Co., Ltd.	1,197	570,196
Samsung SDS Co., Ltd.	3,864	450,294
Shinhan Financial Group Co., Ltd.	66,919	2,223,357
SK Hynix, Inc.	51,990	4,555,785
SK Innovation Co., Ltd. *	11,656	1,855,123
SK Telecom Co., Ltd.	10,906	491,950
SK, Inc.	9,905	2,079,477
S-Oil Corp.	7,618	623,288
Woori Financial Group, Inc.	87,956	1,019,007
		82,570,297

Singapore 0.8%
ComfortDelGro Corp., Ltd.	415,700	439,122
DBS Group Holdings Ltd.	97,844	2,373,756
Golden Agri-Resources Ltd.	1,883,646	440,088
Jardine Cycle & Carriage Ltd.	24,600	512,723
Keppel Corp., Ltd.	154,000	759,497
Oversea-Chinese Banking Corp., Ltd.	222,444	1,974,988
Singapore Airlines Ltd. *	146,270	576,547
Singapore Telecommunications Ltd.	914,086	1,824,327
United Overseas Bank Ltd.	83,052	1,777,831
Venture Corp., Ltd.	28,900	354,774
Wilmar International Ltd.	329,766	1,051,192
		12,084,845

Spain 3.0%
Acciona S.A.	2,224	435,342
Acerinox S.A.	25,137	264,673
ACS Actividades de Construccion y Servicios S.A.	48,529	1,242,598
Aena SME S.A. *	4,266	605,386
Amadeus IT Group S.A. *	17,278	1,082,690
Banco Bilbao Vizcaya Argentaria S.A.	972,781	5,104,426
Banco De Sabadell S.A.	1,525,887	1,184,201
Banco Santander S.A.	3,295,509	9,630,625
CaixaBank S.A.	393,219	1,269,270
Enagas S.A.	20,632	446,119
Endesa S.A.	38,497	806,799
Ferrovial S.A.	20,668	530,018
Grifols S.A.	20,382	341,373
Iberdrola S.A.	517,618	5,947,846
Industria de Diseno Textil S.A.	57,363	1,202,745
Mapfre S.A.	186,874	341,018
Naturgy Energy Group S.A.	39,557	1,189,966
Red Electrica Corp. S.A.	31,210	628,390
Repsol S.A.	361,046	5,386,040
SECURITY	NUMBER OF SHARES	VALUE ($)
Telefonica S.A.	1,557,316	7,575,784
		45,215,309

Sweden 1.7%
Alfa Laval AB	13,236	368,441
Assa Abloy AB, B Shares	38,455	971,840
Atlas Copco AB, A Shares	21,653	981,679
Atlas Copco AB, B Shares	12,154	481,028
Boliden AB	28,296	1,226,948
Electrolux AB, B Shares	25,366	386,842
Epiroc AB, A Shares	17,088	346,426
Epiroc AB, B Shares	12,710	221,737
Essity AB, B Shares	42,798	1,128,625
H & M Hennes & Mauritz AB, B Shares	97,830	1,231,589
Hexagon AB, B Shares	43,992	567,625
Husqvarna AB, B Shares	28,812	275,417
Industrivarden AB, A Shares	9,222	236,291
Industrivarden AB, C Shares	7,148	179,983
Investor AB, A Shares	25,779	538,433
Investor AB, B Shares	79,758	1,534,775
Lundin Energy AB	13,431	555,316
Sandvik AB	58,716	1,111,395
Securitas AB, B Shares	49,763	587,542
Skandinaviska Enskilda Banken AB, A Shares	84,063	942,690
Skanska AB, B Shares	38,237	730,410
SKF AB, B Shares	40,287	657,995
SSAB AB, A Shares	48,676	309,147
SSAB AB, B Shares	108,011	635,172
Svenska Cellulosa AB, S.C.A., B Shares	25,752	498,373
Svenska Handelsbanken AB, A Shares	109,822	1,107,700
Swedbank AB, A Shares	92,590	1,464,703
Swedish Match AB	62,532	498,054
Tele2 AB, B Shares	36,441	482,999
Telefonaktiebolaget LM Ericsson, B Shares	151,255	1,206,595
Telia Co. AB	373,893	1,551,885
Trelleborg AB, B Shares	19,486	427,398
Volvo AB, A Shares	18,296	300,798
Volvo AB, B Shares	135,409	2,160,238
		25,906,089

Switzerland 5.0%
ABB Ltd.	84,189	2,525,833
Adecco Group AG	34,270	1,322,475
Alcon, Inc.	14,903	1,064,086
Baloise Holding AG	3,255	566,178
Barry Callebaut AG	157	361,344
Chocoladefabriken Lindt & Spruengli AG	3	355,898
Chocoladefabriken Lindt & Spruengli AG - Participation Certificates	30	336,449
Cie Financiere Richemont S.A.	19,901	2,312,311
Clariant AG *	19,568	334,090
Credit Suisse Group AG	170,476	1,157,075
DKSH Holding AG	4,899	420,652
Dufry AG *	8,721	347,114
Geberit AG	1,047	597,077
Georg Fischer AG	6,080	329,962
Givaudan S.A.	230	914,140
Holcim Ltd. *	63,463	3,103,055
Julius Baer Group Ltd.	8,714	416,423
Kuehne & Nagel International AG	2,072	579,634
Logitech International S.A.	4,361	283,808
Lonza Group AG	1,152	679,258
Nestle S.A.	130,016	16,784,295
Novartis AG	104,376	9,223,628

51
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Partners Group Holding AG	335	354,932
Roche Holding AG	31,937	11,842,678
Roche Holding AG - Bearer Shares	1,115	447,946
Schindler Holding AG	784	150,508
Schindler Holding AG - Participation Certificates	1,902	365,423
SGS S.A.	272	698,910
SIG Group AG *	13,011	272,392
Sika AG	2,478	756,925
Sonova Holding AG	1,155	416,523
Swiss Life Holding AG	2,329	1,361,801
Swiss Prime Site AG	4,263	416,685
Swiss Re AG	26,982	2,212,708
Swisscom AG	2,463	1,456,374
The Swatch Group AG	4,718	232,759
The Swatch Group AG - Bearer Shares	3,151	808,681
UBS Group AG	229,453	3,895,339
Zurich Insurance Group AG	10,768	4,902,342
		74,607,711

United Kingdom 17.2%
3i Group plc	41,530	679,649
abrdn plc	407,989	958,010
Admiral Group plc	8,756	275,615
Anglo American plc	88,854	3,935,430
Antofagasta plc	20,662	395,551
Ashtead Group plc	16,126	833,831
Associated British Foods plc	46,284	926,178
AstraZeneca plc	51,834	6,916,795
Aviva plc	408,323	2,190,704
B&M European Value Retail S.A.	45,979	281,717
BAE Systems plc	292,501	2,701,731
Balfour Beatty plc	108,990	330,208
Barclays plc	1,591,367	2,925,157
Barratt Developments plc	134,199	821,035
Bellway plc	16,976	515,600
Berkeley Group Holdings plc *	12,191	618,285
BP plc	4,937,522	23,837,336
British American Tobacco plc	227,443	9,532,671
BT Group plc	1,844,855	4,091,124
Bunzl plc	23,836	919,608
Burberry Group plc	26,436	521,727
Centrica plc *	2,259,261	2,238,451
Coca-Cola HBC AG *	13,763	279,029
Compass Group plc	127,412	2,688,627
CRH plc	67,887	2,703,361
Croda International plc	3,587	348,393
Currys plc	450,599	522,441
DCC plc	13,550	1,026,669
Diageo plc	76,059	3,794,496
Direct Line Insurance Group plc	215,657	684,469
Drax Group plc	57,616	582,250
DS Smith plc	136,376	560,405
Entain plc *	14,546	273,324
Experian plc	24,497	845,988
Ferguson plc	14,589	1,830,178
FirstGroup plc *	360,180	505,617
Flutter Entertainment plc *	2,483	250,799
GlaxoSmithKline plc	382,675	8,626,482
Glencore plc *	2,408,039	14,837,528
Hays plc	254,936	391,543
HSBC Holdings plc	2,152,946	13,454,036
IMI plc	14,012	235,888
Imperial Brands plc	155,819	3,243,455
Inchcape plc	63,912	571,863
Informa plc *	78,345	555,771
InterContinental Hotels Group plc	7,309	466,605
SECURITY	NUMBER OF SHARES	VALUE ($)
International Consolidated Airlines Group S.A. *	259,341	459,621
Intertek Group plc	6,883	428,914
ITV plc	467,942	432,122
J. Sainsbury plc	402,948	1,175,703
John Wood Group plc *	188,317	523,618
Johnson Matthey plc	39,608	1,089,548
Kingfisher plc	363,780	1,147,206
Land Securities Group plc	42,062	394,481
Legal & General Group plc	483,873	1,508,278
Lloyds Banking Group plc	8,454,518	4,801,851
London Stock Exchange Group plc	4,459	439,621
M&G plc	828,577	2,199,826
Marks & Spencer Group plc *	504,242	860,802
Meggitt plc *	56,179	544,651
Melrose Industries plc	246,137	357,661
Micro Focus International plc	91,456	431,873
Mondi plc	55,484	1,042,321
National Grid plc	344,237	5,114,319
Natwest Group plc	230,744	619,037
Next plc	6,811	510,148
Pearson plc	80,255	779,261
Pennon Group plc	22,674	315,084
Persimmon plc	37,942	988,172
Phoenix Group Holdings plc	30,258	229,186
Prudential plc	119,483	1,487,379
Reckitt Benckiser Group plc	29,551	2,304,551
RELX plc	65,889	1,962,865
Rentokil Initial plc	53,548	367,782
Rio Tinto plc	112,785	7,968,953
Royal Mail plc	205,648	881,469
Severn Trent plc	16,990	667,733
Shell plc	2,018,045	54,176,218
Smith & Nephew plc	55,295	896,252
Smiths Group plc	32,369	592,330
Smurfit Kappa Group plc	19,942	842,661
Spectris plc	7,235	264,612
SSE plc	119,038	2,764,756
St. James's Place plc	17,524	281,603
Standard Chartered plc	255,627	1,747,548
Tate & Lyle plc	54,654	531,215
Taylor Wimpey plc	514,127	808,596
Tesco plc	1,304,839	4,432,953
The Sage Group plc	49,842	457,380
The Weir Group plc	13,312	255,916
Travis Perkins plc	30,171	460,181
TUI AG *	245,450	699,778
Unilever plc	153,139	7,119,450
United Utilities Group plc	50,778	729,701
Vodafone Group plc	6,375,248	9,651,864
Whitbread plc *	16,029	559,522
WPP plc	146,035	1,820,306
		256,852,508
Total Common Stocks (Cost $1,260,963,425)		1,461,375,662

PREFERRED STOCKS 0.9% OF NET ASSETS

Germany 0.5%
Bayerische Motoren Werke AG	10,474	771,604
FUCHS PETROLUB SE	9,304	293,460
Henkel AG & Co. KGaA	16,965	1,089,345
Volkswagen AG	33,242	5,148,069
		7,302,478

52
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Schwab Fundamental International Large Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Italy 0.1%
Telecom Italia S.p.A. - RSP	2,381,369	662,871

Republic of Korea 0.3%
Amorepacific Corp.	541	32,515
Hyundai Motor Co., Ltd.	4,120	305,745
Hyundai Motor Co., Ltd. 2nd	5,880	440,117
LG Chem Ltd.	631	124,466
LG Electronics, Inc.	4,507	206,543
LG Household & Health Care Ltd.	94	36,996
Samsung Electronics Co., Ltd.	79,463	3,725,514
Samsung SDI Co., Ltd.	40	9,509
		4,881,405

Spain 0.0%
Grifols S.A., B Shares	7,567	82,141
Total Preferred Stocks (Cost $12,952,454)		12,928,895

SECURITY	NUMBER OF SHARES/ FACE AMOUNT	VALUE ($)
SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29% (d)(e)	186,198	186,198

Time Deposits 0.5%
BNP Paribas SA
CHF
(1.40%), 05/02/22 (f)(g)	53,758	55,264
EUR
(0.78%), 05/02/22 (f)(g)	594,633	627,308
Brown Brothers Harriman & Co.
AUD
(0.12%), 05/02/22 (f)(g)	21,594	15,257
CAD
0.36%, 05/02/22 (f)	125,943	98,037
DKK
(0.69%), 05/02/22 (f)(g)	461,855	65,500
GBP
0.24%, 05/03/22 (f)	325,468	409,260
HKD
0.00%, 05/03/22 (f)(g)	186,979	23,828
NOK
0.21%, 05/02/22 (f)	445,847	47,535
NZD
0.08%, 05/02/22 (f)	28,994	18,718
SEK
(0.22%), 05/02/22 (f)(g)	254,848	25,953
SECURITY	NUMBER OF SHARES/ FACE AMOUNT	VALUE ($)
SGD
0.08%, 05/04/22 (f)	88,254	63,816
Sumitomo Mitsui Trust Bank, Ltd.
USD
0.13%, 05/02/22 (f)	5,231,209	5,231,209
		6,681,685
Total Short-Term Investments (Cost $6,867,883)		6,867,883
Total Investments in Securities (Cost $1,280,783,762)		1,481,172,440

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/17/22	151	15,074,330	(543,707)

*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	Securities are traded on separate exchanges for the same entity.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $175,917.
(d)	The rate shown is the 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.
(f)	The rate shown is the current daily overnight rate. Face amount is disclosed in local currency.
(g)	A zero or negative rate is the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)
AUD —	Australian Dollar
CAD —	Canadian Dollar
CHF —	Swiss Franc
DKK —	Danish Krone
EUR —	Euro
GBP —	British Pound
HKD —	Hong Kong Dollar
NOK —	Norwegian Krone
NZD —	New Zealand Dollar
SEK —	Swedish Krona
SGD —	Singapore Dollar
USD —	U.S. Dollar

53
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Large Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$1,112,454,422	$—	$1,112,454,422
Australia	—	89,884,565	802	89,885,367
Canada	123,277,857	—	—	123,277,857
Hong Kong	1,123,487	25,284,910	201,934	26,610,331
Ireland	684,114	864,154	—	1,548,268
Netherlands	—	32,991,706	0*	32,991,706
Switzerland	355,898	74,251,813	—	74,607,711
Preferred Stocks[1]	—	12,928,895	—	12,928,895
Short-Term Investments[1]	—	6,681,685	—	6,681,685
Money Market Funds	186,198	—	—	186,198
Liabilities
Futures Contracts[2]	(543,707)	—	—	(543,707)
Total	$125,083,847	$1,355,342,150	$202,736	$1,480,628,733

*	Level 3 amount shown includes securities determined to have no value at April 30, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
54
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Large Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $1,280,783,762) including securities on loan of $175,917		$1,481,172,440
Foreign currency, at value (cost $231,968)		231,381
Deposit with broker for futures contracts		1,320,761
Receivables:
Dividends		6,999,757
Fund shares sold		4,978,697
Foreign tax reclaims		3,040,172
Investments sold		128,481
Income from securities on loan	+	2,736
Total assets		1,497,874,425
Liabilities
Collateral held for securities on loan		186,198
Payables:
Fund shares redeemed		3,411,541
Investments bought		3,348,221
Investment adviser fees		322,347
Variation margin on futures contracts	+	185,770
Total liabilities		7,454,077
Net assets		$1,490,420,348
Net Assets by Source
Capital received from investors		$1,430,971,589
Total distributable earnings	+	59,448,759
Net assets		$1,490,420,348

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,490,420,348		157,286,227		$9.48

55
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Large Company Index Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $2,932,985)		$26,568,203
Securities on loan, net	+	86,605
Total investment income		26,654,808
Expenses
Investment adviser fees		1,810,724
Professional fees	+	1,868*
Total expenses		1,812,592
Expense reduction	–	1,868*
Net expenses	–	1,810,724
Net investment income		24,844,084
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(5,335,198)
Net realized losses on futures contracts		(1,344,534)
Net realized losses on foreign currency transactions	+	(255,129)
Net realized losses		(6,934,861)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(121,908,470)
Net change in unrealized appreciation (depreciation) on futures contracts		(645,727)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(471,266)
Net change in unrealized appreciation (depreciation)	+	(123,025,463)
Net realized and unrealized losses		(129,960,324)
Decrease in net assets resulting from operations		($105,116,240)

*	Professional fees associated with the filing of tax claims in the European Union deemed to be non-routine expenses of the fund. See financial notes 2(d) and 4 for additional information.
56
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Large Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$24,844,084	$39,731,647
Net realized gains (losses)		(6,934,861)	16,057,904
Net change in unrealized appreciation (depreciation)	+	(123,025,463)	361,058,807
Increase (decrease) in net assets resulting from operations		($105,116,240)	$416,848,358
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($52,079,126)	($28,299,152)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		35,393,023	$355,162,750	38,348,007	$385,853,692
Shares reinvested		3,235,712	31,904,115	1,660,561	15,210,744
Shares redeemed	+	(14,525,855)	(145,714,754)	(35,535,906)	(349,380,700)
Net transactions in fund shares		24,102,880	$241,352,111	4,472,662	$51,683,736
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		133,183,347	$1,406,263,603	128,710,685	$966,030,661
Total increase	+	24,102,880	84,156,745	4,472,662	440,232,942
End of period		157,286,227	$1,490,420,348	133,183,347	$1,406,263,603
57
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Small Company Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$15.42	$11.46	$12.57	$12.67	$14.58	$11.93
Income (loss) from investment operations:
Net investment income (loss)[1]	0.15	0.27	0.22	0.29	0.33	0.27
Net realized and unrealized gains (losses)	(2.13)	3.96	(0.97)	0.25	(1.70)	2.67
Total from investment operations	(1.98)	4.23	(0.75)	0.54	(1.37)	2.94
Less distributions:
Distributions from net investment income	(0.41)	(0.27)	(0.36)	(0.30)	(0.34)	(0.29)
Distributions from net realized gains	(0.44)	—	—	(0.34)	(0.20)	—
Total distributions	(0.85)	(0.27)	(0.36)	(0.64)	(0.54)	(0.29)
Net asset value at end of period	$12.59	$15.42	$11.46	$12.57	$12.67	$14.58
Total return	(13.32%) [2]	37.25%	(6.28%)	5.13%	(9.79%)	25.23%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39% [3]	0.39%	0.39%	0.39%	0.39%	0.48% [4]
Net operating expenses	N/A	N/A	N/A	N/A	N/A [5]	0.43% [4]
Net investment income (loss)	2.15% [3]	1.84%	1.89%	2.44%	2.30%	2.04%
Portfolio turnover rate	20% [2]	35%	25%	38%	26%	21%
Net assets, end of period (x 1,000,000)	$601	$708	$577	$775	$763	$749

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective May 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
[5]	Effective May 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
58
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.4% OF NET ASSETS

Australia 5.9%
29Metals Ltd. *	26,093	49,376
Adbri Ltd.	195,279	398,533
ALS Ltd.	52,957	479,531
Ansell Ltd.	34,063	652,416
ARB Corp Ltd.	4,852	134,485
ASX Ltd.	11,141	673,581
Austal Ltd.	164,442	234,063
Bank of Queensland Ltd.	139,282	790,225
Bapcor Ltd.	52,468	248,712
Beach Energy Ltd.	436,879	498,093
Bega Cheese Ltd.	67,077	236,726
Bendigo & Adelaide Bank Ltd.	147,680	1,101,076
Blackmores Ltd.	2,973	150,541
Boral Ltd.	240,429	599,781
Breville Group Ltd.	11,481	190,269
carsales.com Ltd.	17,257	254,766
Challenger Ltd.	140,517	710,953
Champion Iron Ltd.	12,533	63,532
Charter Hall Group	19,610	210,757
Charter Hall Retail REIT	60,520	189,050
Cleanaway Waste Management Ltd.	193,680	434,141
Cochlear Ltd.	3,887	626,069
Collins Foods Ltd.	18,662	133,631
Coronado Global Resources, Inc.	378,587	609,888
Costa Group Holdings Ltd.	86,663	202,678
Credit Corp. Group Ltd.	1,528	29,218
Cromwell Property Group	254,501	152,742
CSR Ltd.	185,075	792,599
Dexus	110,209	861,677
Domino's Pizza Enterprises Ltd.	2,989	156,687
Eagers Automotive Ltd.	37,982	351,080
Eclipx Group Ltd. *	179,402	353,651
Elders Ltd.	30,578	307,404
Endeavour Group Ltd.	298,137	1,632,018
Event Hospitality & Entertainment Ltd. *	30,491	312,244
Evolution Mining Ltd.	257,384	728,294
Flight Centre Travel Group Ltd. *	49,236	768,909
G.U.D. Holdings Ltd.	19,730	177,222
G8 Education Ltd.	445,739	343,501
Genworth Mortgage Insurance Australia Ltd.	133,074	279,786
GrainCorp Ltd., Class A	119,787	865,624
GWA Group Ltd.	92,199	147,270
Harvey Norman Holdings Ltd.	157,511	561,064
Healius Ltd.	123,626	389,006
Humm Group Ltd.	225,162	130,364
IGO Ltd.	41,061	373,342
Iluka Resources Ltd.	33,249	260,436
Inghams Group Ltd.	83,923	181,700
InvoCare Ltd.	19,853	170,335
IOOF Holdings Ltd.	171,713	412,770
IRESS Ltd.	29,449	226,537
Link Administration Holdings Ltd.	109,463	387,564
Magellan Financial Group Ltd.	14,065	159,118
SECURITY	NUMBER OF SHARES	VALUE ($)
McMillan Shakespeare Ltd.	21,999	183,474
Mineral Resources Ltd.	14,113	573,457
Monadelphous Group Ltd.	53,498	398,519
Myer Holdings Ltd.	1,212,212	413,744
nib Holdings Ltd.	100,695	501,402
Nine Entertainment Co. Holdings Ltd.	213,553	400,259
Northern Star Resources Ltd.	79,441	546,061
NRW Holdings Ltd.	313,784	427,805
Nufarm Ltd.	130,258	585,992
oOh!media Ltd.	32,761	35,865
OZ Minerals Ltd.	37,611	652,849
Pact Group Holdings Ltd.	19,625	31,693
Pendal Group Ltd.	87,461	321,972
Perenti Global Ltd.	522,692	259,706
Perpetual Ltd.	14,734	338,731
Perseus Mining Ltd.	30,328	42,202
Platinum Asset Management Ltd.	89,140	116,642
Premier Investments Ltd.	11,286	199,988
Qube Holdings Ltd.	217,503	449,459
Ramelius Resources Ltd.	33,946	36,051
REA Group Ltd.	1,869	167,440
Reece Ltd.	22,972	279,101
Regis Resources Ltd.	236,079	345,870
Reliance Worldwide Corp., Ltd.	83,247	228,446
Sandfire Resources Ltd.	73,733	292,238
SEEK Ltd.	29,856	585,040
Service Stream Ltd. *	72,148	44,520
Seven Group Holdings Ltd.	18,518	258,361
Shopping Centres Australasia Property Group	104,717	224,120
Silver Lake Resources Ltd. *	26,285	34,337
Southern Cross Media Group Ltd.	132,261	159,858
St. Barbara Ltd.	335,178	313,313
Steadfast Group Ltd.	64,292	232,762
Super Retail Group Ltd.	52,094	385,448
Tassal Group Ltd.	78,614	208,446
The GPT Group	199,809	710,298
The Star Entertainment Grp Ltd. *	334,434	738,658
United Malt Grp Ltd.	21,432	62,621
Virgin Australia International Holdings Ltd. *(a)	176,214	0
Washington H Soul Pattinson & Co., Ltd.	12,199	237,711
Waypoint REIT Ltd.	16,999	32,044
Webjet Ltd. *	8,398	34,845
Whitehaven Coal Ltd.	535,019	1,837,279
		35,313,662

Austria 0.7%
ANDRITZ AG	18,019	766,007
AT&S Austria Technologie & Systemtechnik AG	5,727	293,257
CA Immobilien Anlagen AG	5,342	150,872
EVN AG	9,516	242,242
IMMOFINANZ AG *	6,110	147,865
Lenzing AG	4,237	384,672
Mayr Melnhof Karton AG	2,577	453,466
Oesterreichische Post AG	10,466	337,148

59
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
S IMMO AG	7,069	169,673
Strabag SE	2,924	114,287
UNIQA Insurance Group AG	36,629	279,262
Verbund AG	4,171	445,835
Vienna Insurance Group AG Wiener Versicherung Gruppe	11,933	295,999
		4,080,585

Belgium 1.4%
Ackermans & van Haaren N.V.	5,350	953,778
Aedifica S.A.	325	38,523
AGFA-Gevaert N.V. *	65,244	261,197
Barco N.V.	15,303	344,621
Befimmo S.A.	4,968	247,989
Bekaert S.A.	15,343	568,747
bpost S.A. *	75,774	459,115
Cie d'Entreprises CFE	2,886	377,049
Cofinimmo S.A.	2,532	340,010
D'ieteren Group	4,829	775,116
Elia Group S.A./N.V.	4,166	663,137
Euronav N.V.	68,267	789,358
Fagron	2,191	41,098
KBC Ancora	4,364	176,561
Melexis N.V.	2,207	189,437
Ontex Group N.V. *	68,667	475,751
Recticel S.A.	2,409	52,637
Sofina S.A.	1,001	306,764
Telenet Group Holding N.V.	20,855	621,529
Tessenderlo Group S.A. *	8,373	293,127
Warehouses De Pauw CVA	4,916	189,119
		8,164,663

Canada 9.1%
Aecon Group, Inc.	30,042	350,079
Ag Growth International, Inc.	6,644	201,133
Air Canada *	69,491	1,217,100
Alamos Gold, Inc., Class A	38,985	302,861
Allied Properties Real Estate Investment Trust	12,394	402,601
Altus Group Ltd.	3,504	131,224
ARC Resources Ltd.	229,733	3,184,949
Aritzia, Inc. *	815	29,024
Artis Real Estate Investment Trust	40,779	416,154
ATS Automation Tooling Systems, Inc. *	6,372	185,954
AutoCanada, Inc. *	8,246	191,924
B2Gold Corp.	154,075	653,648
Badger Infrastructure Solutions Ltd.	8,162	189,016
Birchcliff Energy Ltd.	72,658	531,651
BlackBerry Ltd. *	36,666	209,781
Boardwalk Real Estate Investment Trust	7,043	309,044
Bombardier, Inc., Class B *	117,341	115,089
Boralex, Inc., Class A	6,987	209,450
Boyd Group Services, Inc.	2,168	268,331
Brookfield Infrastructure Corp., Class A	15,688	1,113,113
Brookfield Renewable Corp., Class A	1,424	51,134
BRP, Inc.	4,801	388,931
CAE, Inc. *	32,391	770,284
Cameco Corp.	42,027	1,085,148
Canaccord Genuity Group, Inc.	5,295	46,576
Canadian Apartment Properties REIT	14,142	553,945
Canadian Western Bank	15,198	383,425
Canfor Corp. *	24,185	460,864
Capital Power Corp.	22,859	751,261
Cargojet, Inc.	257	30,026
Cascades, Inc.	65,807	646,980
Celestica, Inc. *	94,915	1,066,884
SECURITY	NUMBER OF SHARES	VALUE ($)
Centerra Gold, Inc.	63,449	587,248
Chartwell Retirement Residences	38,137	362,178
Chemtrade Logistics Income Fund	68,522	402,710
Choice Properties Real Estate Investment Trust	25,861	305,585
Chorus Aviation, Inc. *	110,115	330,864
Cineplex, Inc. *	40,948	419,473
Cogeco Communications, Inc.	2,748	225,675
Cogeco, Inc.	6,471	385,343
Colliers International Group, Inc.	2,398	264,785
Corus Entertainment, Inc., B Shares	162,174	531,470
Crombie Real Estate Investment Trust	14,364	195,784
Doman Building Materials Group Ltd.	8,245	45,825
Dream Industrial Real Estate Investment Trust	3,083	35,902
Dream Office Real Estate Investment Trust	17,370	351,551
Dundee Precious Metals, Inc.	7,170	41,525
ECN Capital Corp.	24,372	110,415
Eldorado Gold Corp. *	6,535	63,486
Element Fleet Management Corp.	46,688	416,854
Enerflex Ltd.	77,138	532,007
Enerplus Corp.	72,880	892,952
Enghouse Systems Ltd.	1,166	32,793
Equitable Group, Inc.	645	28,945
Exchange Income Corp.	10,473	337,918
Extendicare, Inc.	24,722	139,905
Fiera Capital Corp.	4,642	35,448
First Capital Real Estate Investment Trust	43,871	584,651
FirstService Corp.	1,567	195,386
Fortuna Silver Mines, Inc. *	11,658	40,746
Gibson Energy, Inc.	49,656	945,460
goeasy Ltd.	312	28,005
Granite Real Estate Investment Trust	3,244	240,248
H&R Real Estate Investment Trust	85,244	848,027
Hardwoods Distribution, Inc.	1,156	29,245
Home Capital Group, Inc.	12,360	308,266
Hudbay Minerals, Inc.	70,832	453,779
IAMGOLD Corp. *	161,742	457,030
IGM Financial, Inc.	18,302	579,982
Innergex Renewable Energy, Inc.	13,336	178,554
Interfor Corp.	20,624	587,904
Intertape Polymer Group, Inc.	12,815	396,525
Just Energy Group, Inc. *	16,771	14,752
Killam Apartment Real Estate Investment Trust	11,240	176,827
Labrador Iron Ore Royalty Corp.	1,151	31,144
Laurentian Bank of Canada	11,439	347,894
LifeWorks, Inc.	8,764	128,938
Maple Leaf Foods, Inc.	25,400	559,348
Martinrea International, Inc.	84,402	503,922
MEG Energy Corp. *	97,881	1,470,520
Mullen Group Ltd.	38,602	369,298
NFI Group, Inc.	29,776	273,272
Northland Power, Inc.	23,934	722,314
NorthWest Healthcare Properties Real Estate Investment Trust	21,831	225,167
NuVista Energy Ltd. *	62,574	533,851
Obsidian Energy Ltd. *	4,435	36,456
OceanaGold Corp. *	268,390	668,546
Pan American Silver Corp.	20,768	514,896
Parex Resources, Inc.	35,442	690,824
Pason Systems, Inc.	25,074	316,389
Peyto Exploration & Development Corp.	88,138	898,086
PrairieSky Royalty Ltd.	23,664	324,755
Precision Drilling Corp. *	12,017	865,460
Premium Brands Holdings Corp.	4,122	336,524
Primo Water Corp.	34,897	510,423
Richelieu Hardware Ltd.	9,091	258,085

60
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ritchie Bros. Auctioneers, Inc.	8,684	478,325
Russel Metals, Inc.	28,442	758,070
Secure Energy Services, Inc.	117,798	604,280
ShawCor Ltd. *	92,084	348,366
Shopify, Inc., Class A *	282	120,630
Sienna Senior Living, Inc.	16,192	175,072
Sierra Wireless, Inc. *	2,474	38,959
Silvercorp Metals, Inc.	9,535	28,798
Sleep Country Canada Holdings, Inc.	7,153	138,979
SmartCentres Real Estate Investment Trust	22,248	541,891
Spin Master Corp. *	1,233	44,352
SSR Mining, Inc.	16,396	360,683
Stantec, Inc.	16,360	750,982
Stelco Holdings, Inc.	5,769	210,570
Stella-Jones, Inc.	18,096	500,065
Superior Plus Corp.	53,817	474,640
The Descartes Systems Group, Inc. *	2,337	145,152
The North West Co., Inc.	13,569	378,451
TMX Group Ltd.	4,420	449,999
Torex Gold Resources, Inc. *	22,514	252,015
Toromont Industries Ltd.	8,921	785,331
TransAlta Corp.	96,107	1,030,907
TransAlta Renewables, Inc.	3,055	42,377
Transcontinental, Inc., Class A	37,695	471,829
Trican Well Service Ltd. *	16,830	58,692
Tricon Residential, Inc.	13,145	190,220
Turquoise Hill Resources Ltd. *	17,953	489,824
Uni-Select, Inc. *	3,928	92,280
Vermilion Energy, Inc.	121,209	2,361,625
Wajax Corp.	3,041	45,923
Western Forest Products, Inc.	47,702	76,493
Westshore Terminals Investment Corp.	11,301	302,879
Whitecap Resources, Inc.	132,442	1,085,599
Winpak Ltd.	8,458	279,750
Yamana Gold, Inc.	121,983	673,226
		54,962,958

Denmark 1.5%
Alm Brand A/S	33,109	57,145
Chr. Hansen Holding A/S	8,618	671,426
D/S Norden A/S	12,558	466,600
Demant A/S *	8,809	387,098
Dfds A/S	8,605	333,243
FLSmidth & Co. A/S	21,664	593,855
Genmab A/S *	1,016	357,268
GN Store Nord A/S	9,878	370,717
H. Lundbeck A/S	14,881	341,045
Jyske Bank A/S *	14,120	780,753
Matas A/S	10,299	143,358
NKT A/S *	5,869	279,713
Per Aarsleff Holding A/S	7,991	306,669
Ringkjoebing Landbobank A/S	1,662	203,808
Rockwool A/S, B Shares	1,006	281,358
Royal Unibrew A/S	5,017	432,421
Scandinavian Tobacco Group A/S, Class A	18,213	379,663
Schouw & Co. A/S	4,521	345,636
SimCorp A/S	2,809	196,648
Solar A/S, B Shares	569	67,479
Spar Nord Bank A/S	3,508	44,540
Sydbank A/S	18,720	643,460
The Drilling Co., of 1972 A/S *	7,653	381,641
Topdanmark A/S	5,468	307,707
Tryg A/S	26,568	631,710
		9,004,961

SECURITY	NUMBER OF SHARES	VALUE ($)
Finland 0.9%
Aktia Bank Oyj	12,555	127,304
Cargotec Oyj, B Shares	15,314	530,240
Finnair Oyj *(b)	361,828	178,338
Kamux Corp.	2,849	28,831
Kemira Oyj	37,834	496,275
Kojamo Oyj	15,048	299,353
Konecranes Oyj *	19,808	556,679
Metsa Board Oyj, B Shares	39,885	429,833
Metso Outotec Oyj	10,919	92,975
Orion Oyj, B Shares	18,883	740,639
Sanoma Oyj	17,366	219,368
Terveystalo Oyj	3,966	44,422
TietoEVRY Oyj	18,662	468,178
Tokmanni Group Corp.	8,937	116,133
Uponor Oyj	11,727	206,053
Valmet Oyj	27,808	744,720
YIT Oyj	75,233	302,821
		5,582,162

France 4.3%
Accor S.A. *	31,778	1,044,022
Aeroports de Paris *	6,065	857,893
Albioma S.A.	5,417	287,948
Altarea S.C.A.	238	36,428
Alten S.A.	4,665	626,079
Amundi S.A.	8,620	518,321
Beneteau S.A. *	12,469	156,548
BioMerieux	3,726	354,722
Carmila S.A.	1,941	30,192
CGG S.A. *	689,082	792,745
Cie Plastic Omnium S.A.	27,811	450,197
Coface S.A.	22,498	269,712
Covivio	8,105	577,218
Dassault Aviation S.A.	3,713	623,061
Derichebourg S.A.	32,761	295,647
Elior Group S.A. *	124,270	379,441
Eramet S.A.	3,153	420,238
Eurazeo SE	11,459	880,499
Eurofins Scientific SE	6,068	563,946
Euronext N.V.	5,465	437,868
Fnac Darty S.A.	10,524	521,068
Gaztransport Et Technigaz S.A.	2,620	311,986
Gecina S.A.	5,139	578,899
Getlink SE	53,237	974,190
ICADE	8,122	484,931
Imerys S.A.	17,786	699,715
Ipsen S.A.	4,288	444,510
IPSOS	13,187	634,836
JCDecaux S.A. *	22,101	463,305
Kaufman & Broad S.A.	7,630	232,049
Korian S.A.	22,302	468,363
La Francaise des Jeux SAEM	7,573	282,783
Lagardere S.A.	48,550	1,271,606
Maisons du Monde S.A.	15,607	266,174
Mercialys S.A.	24,085	232,585
Mersen S.A.	5,947	196,702
Metropole Television S.A.	24,078	446,819
Nexans S.A.	7,567	689,258
Nexity S.A.	17,665	536,418
Orpea S.A.	10,849	387,985
Quadient S.A.	24,280	454,067
Remy Cointreau S.A.	1,703	337,592
Rothschild & Co.	1,804	70,679
Sartorius Stedim Biotech	433	141,690
SMCP S.A. *	6,220	40,417

61
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Societe BIC S.A.	13,144	784,291
SOITEC *	222	39,768
Sopra Steria Group S.A.	3,899	691,013
SPIE S.A.	35,539	836,447
Technicolor S.A. *	86,178	287,667
Television Francaise 1	55,725	471,945
Trigano S.A.	1,507	194,164
UbiSoft Entertainment S.A. *	15,574	704,146
Verallia S.A.	10,200	280,391
Vicat S.A.	9,065	272,594
Virbac S.A.	397	160,288
Worldline S.A. *	10,400	409,179
		25,903,245

Germany 3.9%
1&1 AG	15,842	333,843
Aareal Bank AG	27,586	939,959
ADLER Group S.A.	4,637	35,322
ADVA Optical Networking SE *	10,822	179,002
Aroundtown S.A.	89,158	448,334
Bechtle AG	11,590	535,571
Befesa S.A.	4,116	257,048
Bilfinger SE	14,616	588,256
Borussia Dortmund GmbH & Co. KGaA *	27,685	108,430
CANCOM SE	6,183	298,561
Carl Zeiss Meditec AG, Class B	1,669	209,634
CECONOMY AG	152,943	524,010
Cewe Stiftung & Co. KGaA	1,410	128,701
CompuGroup Medical SE & Co. KgaA	706	37,738
CTS Eventim AG & Co., KGaA *	4,443	304,950
Deutsche Euroshop AG	12,067	199,929
Deutsche Pfandbriefbank AG	72,533	912,874
Deutsche Wohnen SE	10,483	300,231
Deutz AG	71,518	316,981
DIC Asset AG	2,004	28,036
Duerr AG	15,839	411,651
DWS Group GmbH & Co. KGaA	8,440	277,747
ElringKlinger AG *	17,795	147,526
Encavis AG	2,517	54,948
Evotec SE *	1,327	32,310
Fielmann AG	4,190	211,813
Fraport AG Frankfurt Airport Services Worldwide *	10,745	574,205
Gerresheimer AG	6,640	461,230
Global Fashion Group S.A. *	9,982	19,007
Grand City Properties S.A.	14,844	262,072
GRENKE AG	5,385	142,057
Hamburger Hafen und Logistik AG	9,025	146,869
Heidelberger Druckmaschinen AG *	14,666	32,403
Hella GmbH & Co. KGaA	7,268	458,846
HelloFresh SE *	3,067	129,287
HOCHTIEF AG	9,134	552,775
Hornbach Holding AG & Co. KGaA	4,824	577,451
Hugo Boss AG	19,427	1,089,522
Jenoptik AG	9,729	273,471
JOST Werke AG	3,941	152,435
Kloeckner & Co. SE *	74,997	966,093
Krones AG	5,218	402,900
LEG Immobilien SE	5,365	550,076
Leoni AG *	45,537	423,114
Nemetschek SE	408	32,377
Nordex SE *	16,426	237,062
Norma Group SE	10,131	249,930
PATRIZIA AG	1,881	32,266
Puma SE	7,734	569,057
QIAGEN N.V. *	11,941	550,684
Rational AG	215	131,160
SECURITY	NUMBER OF SHARES	VALUE ($)
RTL Group S.A. *	16,305	847,818
S&T AG	8,026	135,689
SAF-Holland SE *	21,667	164,676
Sartorius AG	25	8,296
Scout24 SE	6,164	389,862
Siltronic AG	3,667	344,365
Sixt SE *	2,763	359,224
Software AG	10,210	314,261
Stabilus S.A.	5,009	235,931
Stroeer SE & Co. KGaA	3,948	236,195
Suedzucker AG	40,380	525,894
Synlab AG *	2,092	31,220
TAG Immobilien AG	16,823	336,215
Takkt AG	17,113	276,485
Talanx AG	18,752	779,702
Vantage Towers AG	1,492	50,730
Vitesco Technologies Group AG *	14,489	582,276
Wacker Chemie AG	3,475	551,371
Wacker Neuson SE	8,809	182,894
		23,192,858

Greece 0.0%
TT Hellenic Postbank S.A. *(a)	24,275	0

Hong Kong 3.3%
Asia Cement China Holdings Corp.	333,500	215,114
AsiaInfo Technologies Ltd.	18,000	30,347
ASM Pacific Technology Ltd.	69,300	698,390
BOC Aviation Ltd.	39,700	311,421
Brightoil Petroleum Holdings Ltd. *(a)	1,150,000	0
Budweiser Brewing Co. APAC Ltd.	186,900	465,044
Cathay Pacific Airways Ltd. *	580,363	579,856
Chow Sang Sang Holdings International Ltd.	197,000	218,107
Chow Tai Fook Jewellery Group Ltd. *	325,200	545,270
CITIC Telecom International Holdings Ltd.	723,000	259,457
CK Infrastructure Holdings Ltd.	40,000	268,936
Cowell e Holdings, Inc. *	301,000	336,917
Dairy Farm International Holdings Ltd.	140,420	379,253
FIH Mobile Ltd. *	3,472,000	430,958
FIT Hon Teng Ltd. *	798,000	101,584
Fortune Real Estate Investment Trust	217,000	189,598
GCL New Energy Holdings Ltd. *	1,618,000	28,164
Haitong International Securities Group Ltd.	1,096,904	173,644
Hang Lung Properties Ltd.	345,000	659,837
HKBN Ltd.	163,500	191,023
Huabao International Holdings Ltd.	130,000	70,924
Hysan Development Co., Ltd.	111,000	327,469
IGG, Inc.	428,900	176,654
Jinchuan Group International Resources Co., Ltd.	448,000	57,516
JS Global Lifestyle Co., Ltd.	88,000	104,395
Kerry Logistics Network Ltd.	99,500	228,814
Kerry Properties Ltd.	296,000	800,424
Lee & Man Paper Manufacturing Ltd.	745,000	356,366
L'Occitane International S.A.	15,500	48,586
Luk Fook Holdings International Ltd.	178,000	407,426
Man Wah Holdings Ltd.	166,000	155,364
Melco International Development Ltd. *	521,000	411,361
MGM China Holdings Ltd. *	192,400	110,127
Minth Group Ltd.	137,500	323,978
MMG Ltd. *	1,000,000	421,676
NagaCorp Ltd.	428,000	382,520
Nexteer Automotive Group Ltd.	415,000	234,373
NWS Holdings Ltd.	803,000	726,940

62
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Orient Overseas International Ltd.	5,000	137,970
Pacific Basin Shipping Ltd.	1,012,000	464,316
Pacific Textiles Holdings Ltd.	334,000	147,055
Power Assets Holdings Ltd.	25,643	172,707
Powerlong Real Estate Holdings Ltd.	778,000	263,819
Prada S.p.A.	62,000	385,773
Samsonite International S.A. *	467,357	1,024,244
Singamas Container Holdings Ltd.	384,000	53,127
Sino Land Co., Ltd.	752,746	994,966
SITC International Holdings Co., Ltd.	103,000	342,420
SJM Holdings Ltd. *	665,000	279,342
Sun Hung Kai & Co., Ltd.	87,000	41,355
Swire Properties Ltd.	182,000	436,173
Texhong Textile Group Ltd.	45,500	54,717
The Bank of East Asia Ltd.	479,708	709,832
Towngas Smart Energy Co., Ltd. *	310,470	153,322
Truly International Holdings Ltd.	1,082,000	294,700
Uni-President China Holdings Ltd.	367,000	321,603
United Energy Group Ltd.	312,000	36,692
Value Partners Group Ltd.	324,000	122,616
Vinda International Holdings Ltd.	14,000	33,898
Vitasoy International Holdings Ltd.	122,000	221,195
VSTECS Holdings Ltd.	394,000	339,214
VTech Holdings Ltd.	70,600	499,417
Wynn Macau Ltd. *	460,800	283,035
Xinyi Glass Holdings Ltd.	241,000	533,288
		19,774,629

Ireland 0.2%
AIB Group plc	227,838	494,895
Dalata Hotel Group plc *	46,202	212,022
Glanbia plc	49,981	600,039
Irish Continental Group plc *	37,373	151,793
		1,458,749

Israel 1.9%
Alony Hetz Properties & Investments Ltd.	2,116	34,631
Azrieli Group Ltd.	2,280	195,848
Bezeq The Israeli Telecommunication Corp., Ltd. *	717,837	1,137,977
Cellcom Israel Ltd. *	38,648	224,197
Clal Insurance Enterprises Holdings Ltd. *	6,979	154,694
Delek Automotive Systems Ltd.	2,908	41,383
Delek Group Ltd. *	5,497	908,904
Elbit Systems Ltd.	3,578	776,669
FIBI Holdings Ltd.	1,291	60,671
Formula Systems 1985 Ltd.	361	34,933
Gazit-Globe Ltd.	31,551	295,779
Harel Insurance Investments & Financial Services Ltd.	24,074	295,072
Isracard Ltd.	47,574	239,414
Mivne Real Estate KD Ltd.	9,438	35,362
Mizrahi Tefahot Bank Ltd.	14,518	537,016
Nice Ltd. *	2,783	578,667
Oil Refineries Ltd. *	2,238,336	996,216
Partner Communications Co., Ltd. *	32,546	258,174
Paz Oil Co., Ltd. *	6,388	990,038
Shikun & Binui Ltd. *	30,255	178,370
Shufersal Ltd.	31,220	262,673
Strauss Group Ltd.	5,865	156,778
The First International Bank of Israel Ltd.	7,566	317,715
The Israel Corp., Ltd. *	2,032	1,141,715
The Phoenix Holdings Ltd.	18,107	227,794
Tower Semiconductor Ltd. *	20,974	1,008,643
		11,089,333

SECURITY	NUMBER OF SHARES	VALUE ($)
Italy 2.5%
ACEA S.p.A.	12,145	208,334
Alitalia - Linee Aeree Italiane S.p.A. *(a)	14,782	0
Amplifon S.p.A.	5,572	222,294
Anima Holding S.p.A.	87,473	426,233
Autogrill S.p.A. *	68,624	509,595
Azimut Holding S.p.A.	22,637	480,490
Banca Generali S.p.A.	7,879	260,489
Banca IFIS S.p.A.	14,151	256,972
Banca Mediolanum S.p.A.	44,481	322,903
Banca Monte dei Paschi di Siena S.p.A. *	265,783	223,949
Banca Popolare di Sondrio S.p.A.	133,110	528,638
BFF Bank S.p.A.	30,204	188,340
BPER Banca	389,419	650,562
Brembo S.p.A.	38,722	387,560
Buzzi Unicem S.p.A.	27,391	507,245
Cementir Holding N.V.	4,746	33,038
Credito Emiliano S.p.A.	4,542	27,748
Danieli & C Officine Meccaniche S.p.A.	882	18,777
Davide Campari-Milano N.V.	32,602	367,854
De'Longhi S.p.A.	11,100	269,172
DiaSorin S.p.A.	1,452	190,200
Enav S.p.A. *	77,868	359,475
ERG S.p.A.	12,228	421,325
Esprinet S.p.A.	19,289	178,154
Fincantieri S.p.A. *	220,142	134,281
FinecoBank Banca Fineco S.p.A.	38,247	531,685
Infrastrutture Wireless Italiane S.p.A.	16,774	178,984
Interpump Group S.p.A.	8,098	327,400
Iren S.p.A.	241,523	624,321
Italgas S.p.A.	124,605	806,776
Maire Tecnimont S.p.A.	49,256	144,280
MARR S.p.A.	9,264	150,025
MFE-MediaForEurope N.V., Class A *(b)	179,721	109,741
MFE-MediaForEurope N.V., Class B	182,396	167,980
Moncler S.p.A.	11,923	621,113
Nexi S.p.A. *	11,963	117,332
OVS S.p.A. *	141,888	270,702
Piaggio & C S.p.A.	56,078	139,834
Recordati Industria Chimica e Farmaceutica S.p.A.	9,194	443,044
Reply S.p.A.	1,392	204,926
Saipem S.p.A. *	492,415	557,292
Salvatore Ferragamo S.p.A. *	13,566	235,786
Saras S.p.A. *	1,527,013	1,421,214
SOL S.p.A.	2,095	36,815
Technogym S.p.A.	16,276	122,850
Unieuro S.p.A.	3,271	54,616
UnipolSai Assicurazioni S.p.A.	144,913	407,616
Webuild S.p.A.	102,337	173,990
		15,021,950

Japan 30.4%
ABC-Mart, Inc.	8,800	364,935
Acom Co., Ltd.	91,600	235,570
Activia Properties, Inc.	20	63,910
Adastria Co., Ltd.	23,580	390,791
ADEKA Corp.	39,900	765,210
Advance Residence Investment Corp.	69	189,547
Aeon Delight Co., Ltd.	9,100	194,503
AEON Financial Service Co., Ltd.	53,400	490,927
Aeon Hokkaido Corp.	4,300	34,476
Aeon Mall Co., Ltd.	44,530	541,821
AEON REIT Investment Corp.	55	63,146
Ahresty Corp.	20,600	57,366
Ai Holdings Corp.	2,500	32,821

63
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Aica Kogyo Co., Ltd.	18,000	416,667
Aichi Steel Corp.	16,600	287,322
Aida Engineering Ltd.	27,100	200,770
Aiful Corp.	56,300	160,473
Ain Holdings, Inc.	10,400	466,489
Aisan Industry Co., Ltd.	10,000	53,909
Akebono Brake Industry Co., Ltd. *	23,600	27,871
Alconix Corp.	4,800	51,857
Alpen Co., Ltd.	9,000	136,423
Amano Corp.	23,300	448,552
Anritsu Corp.	25,200	316,878
AOKI Holdings, Inc.	49,800	234,389
Aoyama Trading Co., Ltd.	105,900	538,545
Aozora Bank Ltd.	36,400	728,747
Arata Corp.	19,300	533,260
Arcland Sakamoto Co., Ltd.	16,800	201,097
Arcs Co., Ltd.	42,200	668,088
Ariake Japan Co., Ltd.	3,200	128,388
As One Corp.	2,580	136,980
Asahi Diamond Industrial Co., Ltd.	7,700	33,741
Asahi Holdings, Inc.	16,500	261,912
Asahi Intecc Co., Ltd.	8,600	166,186
Asanuma Corp.	4,700	184,074
Asics Corp.	42,200	665,779
ASKUL Corp.	15,000	183,683
Autobacs Seven Co., Ltd.	38,500	405,367
Avex, Inc.	18,100	194,570
Axial Retailing, Inc.	12,100	316,886
Azbil Corp.	23,000	698,328
BayCurrent Consulting, Inc.	100	32,787
Belc Co., Ltd.	5,000	212,937
Bell System24 Holdings, Inc.	2,900	33,537
Belluna Co., Ltd.	29,100	163,459
Benesse Holdings, Inc.	30,400	531,905
BIPROGY, Inc.	19,600	495,193
BML, Inc.	6,200	159,561
Bunka Shutter Co., Ltd.	31,200	234,480
Calbee, Inc.	26,500	474,679
Canon Electronics, Inc.	12,300	140,855
Canon Marketing Japan, Inc.	30,300	659,323
Capcom Co., Ltd.	12,900	340,394
Cawachi Ltd.	13,400	211,180
Central Glass Co., Ltd.	33,300	613,186
Chudenko Corp.	14,300	229,854
Chugoku Marine Paints Ltd.	25,800	189,196
Citizen Watch Co., Ltd.	212,600	802,375
CKD Corp.	16,400	212,375
CMK Corp.	7,800	31,118
Colowide Co., Ltd.	10,900	139,510
Comforia Residential REIT, Inc.	14	34,886
Cosmos Pharmaceutical Corp.	3,770	347,547
Create SD Holdings Co., Ltd.	8,300	189,847
Credit Saison Co., Ltd.	81,500	917,971
CyberAgent, Inc.	40,700	429,990
Daihen Corp.	7,400	211,695
Daiho Corp.	8,400	287,560
Daiichikosho Co., Ltd.	16,600	452,767
Daiken Corp.	2,900	46,887
Daiki Aluminium Industry Co., Ltd.	4,100	45,441
Daikokutenbussan Co., Ltd.	1,000	36,803
Daio Paper Corp.	30,000	357,730
Daiseki Co., Ltd.	6,360	228,745
Daishi Hokuetsu Financial Group, Inc.	11,900	230,174
Daito Pharmaceutical Co., Ltd.	1,600	32,003
Daiwa House REIT Investment Corp.	83	202,022
Daiwa Office Investment Corp.	7	39,629
Daiwa Securities Living Investments Corp.	46	40,484
DCM Holdings Co., Ltd.	70,000	577,972
SECURITY	NUMBER OF SHARES	VALUE ($)
Dena Co., Ltd.	26,186	379,542
Descente Ltd.	8,552	164,235
Dexerials Corp.	9,100	199,539
Disco Corp.	2,875	703,657
DMG Mori Co., Ltd.	33,800	424,203
Doshisha Co., Ltd.	16,000	188,468
Doutor Nichires Holdings Co., Ltd.	21,700	249,400
DTS Corp.	12,500	274,267
Duskin Co., Ltd.	20,800	443,698
DyDo Group Holdings, Inc.	5,400	209,361
Eagle Industry Co., Ltd.	24,300	193,619
Earth Corp.	4,200	177,500
Eizo Corp.	7,650	199,407
Elecom Co., Ltd.	12,627	151,414
en-japan, Inc.	1,600	37,593
ESPEC Corp.	2,000	26,553
Exedy Corp.	43,100	513,240
Ezaki Glico Co., Ltd.	22,800	653,644
Fancl Corp.	8,600	164,630
FCC Co., Ltd.	33,500	334,628
Food & Life Cos., Ltd.	9,500	225,441
Foster Electric Co., Ltd.	46,598	248,113
FP Corp.	9,460	213,959
Frontier Real Estate Investment Corp.	12	46,495
Fudo Tetra Corp.	2,600	31,085
Fuji Co., Ltd.	19,100	328,361
Fuji Corp.	23,638	394,389
Fuji Media Holdings, Inc.	34,400	297,107
Fuji Oil Co. Ltd	22,800	49,032
Fuji Oil Holdings, Inc.	20,400	289,513
Fuji Seal International, Inc.	20,300	269,604
Fuji Soft, Inc.	6,600	351,762
Fujibo Holdings, Inc.	4,600	113,261
Fujimi, Inc.	600	26,160
Fujimori Kogyo Co., Ltd.	7,900	217,897
Fujitec Co., Ltd.	21,400	461,213
Fujitsu General Ltd.	16,300	289,718
Fukuoka Financial Group, Inc.	43,000	785,665
Fukuoka REIT Corp.	31	38,771
Fukuyama Transporting Co., Ltd.	13,300	372,263
Furukawa Co., Ltd.	25,900	252,847
Furuno Electric Co., Ltd.	16,800	121,348
Fuso Chemical Co., Ltd.	900	26,490
Futaba Corp.	8,600	43,924
Futaba Industrial Co., Ltd.	118,900	361,491
Fuyo General Lease Co., Ltd.	3,800	205,598
Gakken Holdings Co., Ltd.	4,200	28,566
Geo Holdings Corp.	46,000	446,055
GLOBERIDE, Inc.	1,700	34,303
Glory Ltd.	37,400	601,578
GLP J-REIT	131	176,768
GMO Internet, Inc.	7,100	141,895
Godo Steel Ltd. *	12,700	127,379
Goldwin, Inc.	3,900	195,614
Gree, Inc.	22,700	172,958
GungHo Online Entertainment, Inc.	16,550	337,659
Gunze Ltd.	10,500	302,275
H.I.S. Co., Ltd. *	17,200	293,262
H.U. Group Holdings, Inc.	25,600	570,431
Hakuto Co., Ltd.	1,800	31,541
Hamakyorex Co., Ltd.	9,900	222,001
Hamamatsu Photonics K.K.	11,100	496,649
Hazama Ando Corp.	115,000	799,003
Heiwa Corp.	23,500	353,336
Heiwa Real Estate Co., Ltd.	5,200	164,035
Heiwado Co., Ltd.	28,500	429,954
Hikari Tsushin, Inc.	4,050	474,227
Hirata Corp.	3,300	121,256

64
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hirose Electric Co., Ltd.	5,039	639,318
Hisamitsu Pharmaceutical Co., Inc.	17,700	484,922
Hitachi Transport System Ltd.	10,500	689,215
Hitachi Zosen Corp.	85,800	462,997
Hogy Medical Co., Ltd.	5,700	142,346
Hokuetsu Corp.	94,500	484,126
Hokuhoku Financial Group, Inc.	66,200	447,967
Hokuto Corp.	2,300	36,126
Horiba Ltd.	10,600	515,725
Hoshizaki Corp.	10,100	639,757
Hosiden Corp.	55,200	526,394
Hosokawa Micron Corp.	1,500	28,437
House Foods Group, Inc.	25,800	603,832
Hulic Co., Ltd.	64,700	546,288
Hulic REIT, Inc.	27	33,540
Ibiden Co., Ltd.	16,800	627,847
Ichikoh Industries Ltd.	31,400	90,762
Idec Corp.	1,800	31,772
IDOM, Inc.	26,300	131,781
Iino Kaiun Kaisha Ltd.	41,600	235,526
Inaba Denki Sangyo Co., Ltd.	32,000	627,598
Inabata & Co., Ltd.	47,700	780,548
Industrial & Infrastructure Fund Investment Corp.	33	47,351
Ines Corp.	2,600	30,638
INFRONEER Holdings, Inc.	115,484	841,191
Intage Holdings, Inc.	2,300	27,984
Internet Initiative Japan, Inc.	9,700	302,749
Invincible Investment Corp.	141	45,977
Iriso Electronics Co., Ltd.	4,800	112,162
Iseki & Co., Ltd.	4,300	40,656
Ishihara Sangyo Kaisha Ltd.	26,200	205,275
Ito En Ltd.	11,000	452,051
Itochu Enex Co., Ltd.	59,400	491,787
Itochu Techno-Solutions Corp.	20,300	475,341
Izumi Co., Ltd.	27,900	606,368
Jaccs Co., Ltd.	12,400	313,569
JAFCO Group Co., Ltd.	13,500	162,758
Japan Airport Terminal Co., Ltd. *	7,100	294,199
Japan Aviation Electronics Industry Ltd.	28,100	392,925
Japan Display, Inc. *	744,600	383,139
Japan Excellent, Inc.	50	49,059
Japan Hotel REIT Investment Corp.	123	62,470
Japan Lifeline Co., Ltd.	16,300	135,865
Japan Logistics Fund, Inc.	18	43,929
Japan Metropolitan Fund Invest	474	376,749
Japan Petroleum Exploration Co., Ltd.	23,900	476,422
Japan Post Bank Co., Ltd.	82,400	621,649
Japan Prime Realty Investment Corp.	55	166,857
Japan Real Estate Investment Corp.	76	367,829
JEOL Ltd.	2,900	130,235
JM Holdings Co., Ltd.	2,400	30,033
Joshin Denki Co., Ltd.	25,100	387,101
Joyful Honda Co., Ltd.	34,200	410,166
Juki Corp.	29,900	198,872
JVCKenwood Corp.	253,900	360,589
Kadokawa Corp.	12,700	318,363
Kaga Electronics Co., Ltd.	12,700	299,237
Kagome Co., Ltd.	19,000	475,495
Kakaku.com, Inc.	10,700	224,077
Kaken Pharmaceutical Co., Ltd.	11,982	363,080
Kamigumi Co., Ltd.	47,400	804,800
Kanamoto Co., Ltd.	21,800	325,766
Kandenko Co., Ltd.	87,500	554,890
Kansai Paint Co., Ltd.	37,900	521,956
Kanto Denka Kogyo Co., Ltd.	19,600	147,866
Katitas Co., Ltd.	1,361	31,748
Kato Sangyo Co., Ltd.	25,400	659,082
SECURITY	NUMBER OF SHARES	VALUE ($)
Kawasaki Kisen Kaisha Ltd.	15,900	831,285
Keihan Holdings Co., Ltd.	30,000	639,893
Keikyu Corp.	73,300	738,314
Keisei Electric Railway Co., Ltd.	25,600	627,698
Keiyo Co., Ltd.	23,200	163,740
Kenedix Office Investment Corp.	12	62,720
Kenedix Residential Next Investment Corp.	21	33,782
Kenedix Retail REIT Corp.	16	33,684
KFC Holdings Japan Ltd.	1,500	32,868
KH Neochem Co., Ltd.	10,200	192,956
Kintetsu World Express, Inc.	18,400	438,334
Kissei Pharmaceutical Co., Ltd.	9,700	191,945
Kitz Corp.	55,100	280,091
Koa Corp.	3,000	34,966
Kobayashi Pharmaceutical Co., Ltd.	7,000	477,362
Koei Tecmo Holdings Co., Ltd.	4,080	125,113
Kohnan Shoji Co., Ltd.	15,600	451,780
Kojima Co., Ltd.	7,000	34,203
Kokusai Pulp & Paper Co., Ltd.	15,700	35,596
Kokuyo Co., Ltd.	42,900	558,737
Komeri Co., Ltd.	20,400	430,912
Konami Holdings Corp.	14,500	891,654
Kose Corp.	5,000	513,305
Kumagai Gumi Co., Ltd.	25,500	532,156
Kumiai Chemical Industry Co., Ltd.	27,000	182,659
Kura Sushi, Inc.	5,100	126,294
Kureha Corp.	7,500	563,479
Kusuri no Aoki Holdings Co., Ltd.	3,700	163,925
KYB Corp.	13,200	298,782
Kyoei Steel Ltd.	22,100	226,745
Kyokuto Kaihatsu Kogyo Co., Ltd.	5,600	56,458
KYORIN Holdings, Inc.	19,600	285,031
Kyoritsu Maintenance Co., Ltd.	6,700	243,982
Kyowa Kirin Co., Ltd.	30,900	651,272
Kyudenko Corp.	20,700	469,432
Kyushu Financial Group, Inc.	104,900	321,922
Lawson, Inc.	17,600	647,331
Life Corp.	12,000	273,742
Lintec Corp.	26,200	488,043
M3, Inc.	7,800	249,085
Mabuchi Motor Co., Ltd.	18,300	488,765
Macnica Fuji Electronics Holdings, Inc.	33,300	690,405
Makino Milling Machine Co., Ltd.	13,150	405,196
Mandom Corp.	18,400	182,946
Maruha Nichiro Corp.	36,500	671,748
Marui Group Co., Ltd.	43,000	740,352
Maruichi Steel Tube Ltd.	21,900	467,397
Maruwa Co., Ltd.	300	34,979
Matsuda Sangyo Co., Ltd.	2,800	49,167
Max Co., Ltd.	15,200	185,424
Maxell Holdings Ltd.	30,500	271,960
MCJ Co., Ltd.	25,500	166,789
Mebuki Financial Group, Inc.	305,600	615,323
Megachips Corp.	1,200	30,743
Megmilk Snow Brand Co., Ltd.	43,600	649,894
Meidensha Corp.	19,800	358,562
Meiko Electronics Co., Ltd.	1,400	37,024
Meitec Corp.	5,600	297,247
Menicon Co., Ltd.	5,400	115,341
METAWATER Co., Ltd.	2,100	34,720
Mimasu Semiconductor Industry Co., Ltd.	1,800	32,249
Mirait Holdings Corp.	46,100	646,028
Mitsuba Corp.	22,700	61,400
Mitsubishi HC Capital, Inc.	140,300	631,276
Mitsubishi Logisnext Co., Ltd.	36,600	214,753
Mitsubishi Logistics Corp.	22,000	507,046
Mitsui E&S Holdings Co., Ltd. *	74,100	199,538

65
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsui High-Tec, Inc.	470	40,601
Mitsui Matsushima Holdings Co., Ltd.	2,900	45,186
Mitsui-Soko Holdings Co., Ltd.	14,200	263,983
Miura Co., Ltd.	11,500	240,208
Mixi, Inc.	31,300	538,438
Mizuho Leasing Co., Ltd.	7,900	183,128
Mizuno Corp.	17,500	287,989
Mochida Pharmaceutical Co., Ltd.	2,200	62,665
Monex Group, Inc.	7,500	34,206
MonotaRO Co., Ltd.	8,400	144,296
Mori Hills Reit Investment Corp.	34	38,561
Mori Trust Sogo REIT, Inc.	31	33,755
Morinaga & Co., Ltd.	15,400	477,534
MOS Food Services, Inc.	6,900	158,107
Musashi Seimitsu Industry Co., Ltd.	22,100	224,592
Nabtesco Corp.	27,300	622,647
Nachi-Fujikoshi Corp.	12,300	357,728
Namura Shipbuilding Co., Ltd. *	14,500	38,828
Nankai Electric Railway Co., Ltd.	37,200	664,125
NEC Networks & System Integration Corp.	18,900	268,365
NET One Systems Co., Ltd.	15,000	357,942
Nexon Co., Ltd.	36,122	822,538
Nichias Corp.	25,000	448,986
Nichicon Corp.	25,300	229,089
Nichiha Corp.	13,800	249,499
Nichi-iko Pharmaceutical Co., Ltd. *	38,800	233,305
Nichireki Co., Ltd.	14,300	133,480
Nifco, Inc.	26,500	559,517
Nihon Chouzai Co., Ltd.	3,300	32,105
Nihon Kohden Corp.	19,800	475,321
Nihon M&A Center Holdings, Inc.	8,200	100,973
Nihon Parkerizing Co., Ltd.	38,200	270,194
Nikkiso Co., Ltd.	34,500	215,030
Nikkon Holdings Co., Ltd.	30,200	457,410
Nippn Corp.	36,200	470,835
Nippon Accommodations Fund, Inc.	11	54,163
Nippon Building Fund, Inc.	77	399,730
Nippon Carbon Co., Ltd.	1,100	35,339
Nippon Chemi-Con Corp. *	11,600	161,019
Nippon Coke & Engineering Co., Ltd.	29,700	31,142
Nippon Denko Co., Ltd.	57,600	140,039
Nippon Densetsu Kogyo Co., Ltd.	22,700	282,221
Nippon Gas Co., Ltd.	28,500	404,425
Nippon Kanzai Co., Ltd.	1,500	32,232
Nippon Kayaku Co., Ltd.	79,200	690,254
Nippon Paint Holdings Co., Ltd.	55,200	437,257
Nippon Prologis REIT, Inc.	67	185,440
NIPPON REIT Investment Corp.	12	34,397
Nippon Sanso Holdings Corp.	28,300	509,272
Nippon Sheet Glass Co., Ltd. *	122,500	370,474
Nippon Shinyaku Co., Ltd.	5,900	399,039
Nippon Shokubai Co., Ltd.	20,246	814,523
Nippon Signal Co., Ltd.	32,100	222,840
Nippon Soda Co., Ltd.	15,000	396,701
Nippon Television Holdings, Inc.	12,700	121,897
Nippon Thompson Co., Ltd.	29,400	114,136
Nippon Yakin Kogyo Co., Ltd.	10,610	206,699
Nipro Corp.	59,600	469,626
Nishimatsu Construction Co., Ltd.	21,300	627,101
Nishimatsuya Chain Co., Ltd.	19,500	239,327
Nishi-Nippon Financial Holdings, Inc.	63,000	378,653
Nishi-Nippon Railroad Co., Ltd.	30,000	600,144
Nishio Rent All Co., Ltd.	12,100	261,154
Nissha Co., Ltd.	21,000	221,642
Nisshinbo Holdings, Inc.	108,800	814,048
Nissin Electric Co., Ltd.	18,100	192,995
Nitta Corp.	8,100	171,969
Nittetsu Mining Co., Ltd.	5,000	248,873
SECURITY	NUMBER OF SHARES	VALUE ($)
Nitto Boseki Co., Ltd.	8,100	157,069
Nitto Kogyo Corp.	18,000	211,936
Noevir Holdings Co., Ltd.	3,300	129,390
NOF Corp.	13,900	521,729
Nohmi Bosai Ltd.	2,200	32,400
Nojima Corp.	23,900	480,687
Nomura Co., Ltd.	27,300	187,728
Nomura Real Estate Master Fund, Inc.	299	375,406
Nomura Research Institute Ltd.	25,880	731,794
Noritake Co., Ltd.	2,300	73,040
Noritz Corp.	6,700	77,590
North Pacific Bank Ltd.	93,200	176,721
NS Solutions Corp.	9,700	289,384
NS United Kaiun Kaisha Ltd.	1,200	32,979
NSD Co., Ltd.	13,500	239,643
NTN Corp. *	454,603	726,154
NTT UD REIT Investment Corp.	37	42,738
Obic Co., Ltd.	2,700	398,896
Ohsho Food Service Corp.	2,800	131,476
Okamura Corp.	42,500	390,573
Okasan Securities Group, Inc.	59,800	160,106
Oki Electric Industry Co., Ltd.	86,600	560,975
OKUMA Corp.	14,600	521,825
Okumura Corp.	22,400	528,793
Okuwa Co., Ltd.	39,300	263,768
Onoken Co., Ltd.	6,000	69,666
Onward Holdings Co., Ltd.	137,400	256,612
Open House Co., Ltd.	10,800	417,902
Optex Group Co., Ltd.	2,600	34,207
Oracle Corp.	4,600	295,602
Organo Corp.	600	41,169
Orient Corp.	226,500	217,415
Orix JREIT, Inc.	167	225,737
Osaka Soda Co., Ltd.	10,800	265,337
OSG Corp.	29,300	368,081
Outsourcing, Inc.	22,300	221,160
Oyo Corp.	1,900	28,837
Pacific Industrial Co., Ltd.	32,400	251,207
PAL GROUP Holdings Co., Ltd.	2,500	27,900
Paramount Bed Holdings Co., Ltd.	14,800	246,493
Park24 Co., Ltd. *	34,500	491,297
Pasona Group, Inc.	7,300	115,747
Pigeon Corp.	20,900	356,450
Pilot Corp.	11,400	463,170
Plenus Co., Ltd.	13,900	204,176
Pola Orbis Holdings, Inc.	21,200	244,417
Press Kogyo Co., Ltd.	142,600	428,427
Pressance Corp.	2,200	26,410
Prima Meat Packers Ltd.	20,500	336,162
Qol Holdings Co., Ltd.	14,900	125,416
Raito Kogyo Co., Ltd.	16,800	250,835
Rakuten Group, Inc.	106,683	749,969
Relia, Inc.	22,800	187,431
Relo Group, Inc.	15,900	227,125
Resorttrust, Inc.	18,100	304,506
Restar Holdings Corp.	21,100	325,861
Retail Partners Co., Ltd.	35,300	307,527
Riken Corp.	2,800	51,096
Riso Kagaku Corp.	2,100	39,431
Rock Field Co., Ltd.	2,500	27,322
Rohto Pharmaceutical Co., Ltd.	19,800	528,750
Roland DG Corp.	1,400	34,944
Round One Corp.	20,300	225,944
Royal Holdings Co., Ltd. *	11,800	188,982
Ryobi Ltd.	47,400	392,045
Ryoyo Electro Corp.	8,100	127,093
S Foods, Inc.	13,300	309,422
Saizeriya Co., Ltd.	11,400	209,073

66
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sakai Chemical Industry Co., Ltd.	3,500	49,251
Sakai Moving Service Co., Ltd.	1,000	34,124
Sakata INX Corp.	32,000	241,995
Sakata Seed Corp.	6,300	212,132
SAMTY Co., Ltd.	7,900	127,595
San-A Co., Ltd.	10,000	313,924
Sangetsu Corp.	31,100	372,580
Sanken Electric Co., Ltd.	6,700	247,440
Sanki Engineering Co., Ltd.	31,100	352,289
Sankyo Co., Ltd.	15,700	451,767
Sanoh Industrial Co., Ltd.	18,652	100,585
Sanrio Co., Ltd.	8,900	186,686
Sanyo Chemical Industries Ltd.	5,750	219,883
Sanyo Denki Co., Ltd.	3,400	146,042
Sanyo Special Steel Co., Ltd.	13,800	211,118
Sapporo Holdings Ltd.	35,100	730,574
Sato Holdings Corp.	11,000	151,251
SBS Holdings, Inc.	1,300	30,166
SCREEN Holdings Co., Ltd.	8,000	653,834
SCSK Corp.	29,028	461,496
Seibu Holdings, Inc.	92,255	916,558
Seiko Holdings Corp.	17,700	303,040
Seiren Co., Ltd.	15,000	237,741
Sekisui House REIT, Inc.	80	46,812
Sekisui Jushi Corp.	10,200	139,469
Senko Group Holdings Co., Ltd.	76,300	516,009
Senshu Ikeda Holdings, Inc.	132,600	181,425
Seven Bank Ltd.	205,200	383,583
Sharp Corp.	55,800	472,140
Shibaura Machine Co., Ltd.	10,200	243,648
Shima Seiki Manufacturing Ltd.	11,500	164,076
Shindengen Electric Manufacturing Co., Ltd.	6,000	133,424
Shin-Etsu Polymer Co., Ltd.	4,100	32,249
Shinko Electric Industries Co., Ltd.	8,500	366,394
Shinmaywa Industries Ltd.	49,300	345,806
Shinsei Bank Ltd.	18,000	315,647
Ship Healthcare Holdings, Inc.	26,800	447,665
Shizuoka Gas Co., Ltd.	12,700	91,036
SHO-BOND Holdings Co., Ltd.	5,700	239,571
Shochiku Co., Ltd. *	1,750	178,606
Shoei Foods Corp.	5,300	159,181
Showa Sangyo Co., Ltd.	17,800	360,079
Siix Corp.	27,000	206,248
Sinfonia Technology Co., Ltd.	4,300	41,706
SKY Perfect JSAT Holdings, Inc.	88,800	287,660
Skylark Holdings Co., Ltd. *	70,000	830,598
Sodick Co., Ltd.	22,000	123,099
Sotetsu Holdings, Inc.	29,900	512,578
Square Enix Holdings Co., Ltd.	13,900	554,968
St Marc Holdings Co., Ltd.	13,100	149,745
Star Micronics Co., Ltd.	13,300	149,087
Starts Corp., Inc.	13,000	240,946
Sugi Holdings Co., Ltd.	11,600	497,181
Sumida Corp.	4,900	31,710
Sumitomo Bakelite Co., Ltd.	10,800	354,360
Sumitomo Mitsui Construction Co., Ltd.	171,180	555,401
Sumitomo Osaka Cement Co., Ltd.	30,100	841,671
Sumitomo Pharma Co., Ltd.	48,000	427,565
Sumitomo Riko Co., Ltd.	16,400	70,100
Sun Frontier Fudousan Co., Ltd.	3,700	30,918
Suruga Bank Ltd.	125,300	393,108
SWCC Showa Holdings Co., Ltd.	11,900	159,137
Systena Corp.	10,000	31,433
T RAD Co., Ltd.	2,300	40,247
Tachi-S Co., Ltd.	11,500	89,553
Tadano Ltd.	57,000	404,916
Taiho Kogyo Co., Ltd.	6,500	32,010
SECURITY	NUMBER OF SHARES	VALUE ($)
Taikisha Ltd.	16,800	414,549
Taisho Pharmaceutical Holdings Co., Ltd.	13,300	523,859
Taiyo Holdings Co., Ltd.	6,700	159,843
Takamatsu Construction Group Co., Ltd.	3,600	59,961
Takaoka Toko Co., Ltd.	3,000	37,199
Takara Holdings, Inc.	54,800	461,574
Takara Leben Co., Ltd.	63,700	145,700
Takara Standard Co., Ltd.	30,900	308,714
Takasago Thermal Engineering Co., Ltd.	34,400	449,974
Takeuchi Manufacturing Co., Ltd.	13,100	240,228
Takuma Co., Ltd.	22,900	256,637
Tamura Corp.	37,300	157,631
Tanseisha Co., Ltd.	22,000	134,102
TBS Holdings, Inc.	16,500	216,524
TechnoPro Holdings, Inc.	12,800	325,992
T-Gaia Corp.	17,000	215,473
The 77 Bank Ltd.	25,300	313,708
The Awa Bank Ltd.	10,900	179,909
The Bank of Kyoto Ltd.	9,300	405,179
The Chiba Bank Ltd.	126,000	726,174
The Chugoku Bank Ltd.	47,600	350,029
The Gunma Bank Ltd.	156,100	448,716
The Hachijuni Bank Ltd.	141,600	466,960
The Hyakugo Bank Ltd.	59,600	157,734
The Hyakujushi Bank Ltd.	2,700	35,037
The Iyo Bank Ltd.	74,600	361,728
The Japan Steel Works Ltd.	19,300	543,190
The Japan Wool Textile Co., Ltd.	33,500	250,403
The Keiyo Bank Ltd.	10,800	41,157
The Kiyo Bank Ltd.	17,900	196,341
The Musashino Bank Ltd.	12,900	176,450
The Nanto Bank Ltd.	10,800	168,971
The Nisshin Oillio Group Ltd.	21,000	475,257
The Ogaki Kyoritsu Bank Ltd.	12,100	177,341
The Okinawa Electric Power Co., Inc.	38,782	386,051
The San-in Godo Bank Ltd.	49,400	245,259
The Shiga Bank Ltd.	13,300	250,100
The Shizuoka Bank Ltd.	101,500	656,712
The Sumitomo Warehouse Co., Ltd.	22,500	377,587
THK Co., Ltd.	37,000	733,208
TKC Corp.	5,600	147,095
Toa Corp.	10,200	222,958
Toagosei Co., Ltd.	60,500	496,967
Tocalo Co., Ltd.	12,900	128,803
Toda Corp.	114,300	656,714
Toei Co., Ltd.	1,200	159,161
Toho Co., Ltd.	19,700	731,016
Toho Zinc Co., Ltd.	12,000	256,065
Tokai Carbon Co., Ltd.	54,000	446,519
TOKAI Holdings Corp.	58,800	395,229
Tokai Rika Co., Ltd.	58,469	616,040
Tokai Tokyo Financial Holdings, Inc.	58,200	172,655
Token Corp.	4,950	329,499
Tokyo Century Corp.	11,200	344,984
Tokyo Ohka Kogyo Co., Ltd.	6,600	358,619
Tokyo Seimitsu Co., Ltd.	9,600	330,248
Tokyo Steel Manufacturing Co., Ltd.	33,200	343,620
Tokyo Tatemono Co., Ltd.	57,800	814,918
Tokyo Tekko Co., Ltd.	4,000	39,270
Tokyu Construction Co., Ltd.	66,300	307,473
Tokyu REIT, Inc.	23	32,242
Tomy Co., Ltd.	48,700	462,045
Topcon Corp.	26,500	339,178
Topre Corp.	48,700	412,905
Toshiba TEC Corp.	9,300	315,244
Totetsu Kogyo Co., Ltd.	17,000	307,305
Towa Pharmaceutical Co., Ltd.	8,400	178,682
Toyo Construction Co., Ltd. *	52,700	379,194

67
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Toyo Ink SC Holdings Co., Ltd.	33,000	491,383
Toyo Tire Corp.	52,300	599,878
Toyobo Co., Ltd.	71,600	588,669
Toyota Boshoku Corp.	50,100	798,465
TPR Co., Ltd.	34,600	331,613
Trancom Co., Ltd.	3,400	177,154
Transcosmos, Inc.	12,300	289,989
Trend Micro, Inc.	16,500	919,989
Trusco Nakayama Corp.	16,000	249,511
TSI Holdings Co., Ltd.	123,700	289,500
Tsubaki Nakashima Co., Ltd.	16,900	121,463
Tsubakimoto Chain Co.	25,200	575,431
Tsugami Corp.	3,900	36,319
Tsumura & Co.	16,100	396,137
TV Asahi Holdings Corp.	14,590	166,652
UACJ Corp.	26,630	445,519
Uchida Yoko Co., Ltd.	4,800	181,150
Ulvac, Inc.	14,000	548,588
Unipres Corp.	92,700	533,589
United Arrows Ltd.	24,100	324,001
United Super Markets Holdings, Inc.	70,400	595,632
United Urban Investment Corp.	245	268,063
Unitika Ltd. *	52,086	112,124
Ushio, Inc.	33,300	431,754
USS Co., Ltd.	32,173	535,618
UT Group Co., Ltd.	1,200	26,983
V Technology Co., Ltd.	4,400	101,244
Valor Holdings Co., Ltd.	37,000	582,911
Valqua Ltd.	7,400	148,820
VT Holdings Co., Ltd.	54,900	194,351
Wacoal Holdings Corp.	31,800	452,951
Wacom Co., Ltd.	29,500	213,290
Wakita & Co., Ltd.	25,700	213,850
Warabeya Nichiyo Holdings Co., Ltd.	20,300	259,654
Welcia Holdings Co., Ltd.	23,000	471,478
World Co., Ltd.	21,600	215,513
Xebio Holdings Co., Ltd.	33,900	239,437
Yamaguchi Financial Group, Inc.	80,800	443,040
Yamato Kogyo Co., Ltd.	11,500	371,142
Yamazen Corp.	65,600	484,475
Yaoko Co., Ltd.	7,800	412,641
Yellow Hat Ltd.	18,100	226,106
Yodogawa Steel Works Ltd.	4,700	88,964
Yokogawa Bridge Holdings Corp.	14,400	211,183
Yokohama Reito Co., Ltd.	30,800	205,854
Yokowo Co., Ltd.	1,800	35,323
Yondoshi Holdings, Inc.	11,800	153,264
Yoshinoya Holdings Co., Ltd.	19,000	345,677
Yuasa Trading Co., Ltd.	19,800	441,768
Zenkoku Hosho Co., Ltd.	5,500	193,029
Zenrin Co., Ltd.	15,900	115,642
Zensho Holdings Co., Ltd.	22,300	525,883
Zeon Corp.	60,400	643,185
ZERIA Pharmaceutical Co., Ltd.	9,900	151,479
Zojirushi Corp.	14,500	153,331
ZOZO, Inc.	6,200	129,812
		182,906,044

Luxembourg 0.0%
Espirito Santo Financial Group S.A. *(a)	69,773	0

Netherlands 1.6%
Accell Group N.V. *	4,661	281,566
Adyen N.V. *	148	248,239
AMG Advanced Metallurgical Group N.V.	5,408	211,463
Arcadis N.V.	14,594	608,916
SECURITY	NUMBER OF SHARES	VALUE ($)
ASM International N.V.	2,082	625,625
Basic-Fit N.V. *	892	37,372
BE Semiconductor Industries N.V.	5,469	333,383
Boskalis Westminster	30,018	1,042,534
Corbion N.V.	10,139	351,522
Eurocommercial Properties N.V. CVA	11,992	290,158
Flow Traders	5,051	164,894
ForFarmers N.V.	13,233	40,598
Fugro N.V. *	29,149	357,085
Heijmans N.V. CVA	11,187	153,644
IMCD N.V.	3,777	601,383
Intertrust N.V. *	19,257	398,177
JDE Peet's N.V.	11,777	346,468
Koninklijke BAM Groep N.V. *	184,877	511,710
Koninklijke Vopak N.V.	16,814	452,124
OCI N.V. *	13,465	510,223
PostNL N.V.	112,990	370,242
Prosus N.V. *	1,385	66,797
Sligro Food Group N.V. *	18,679	438,419
TKH Group N.V.	10,531	516,442
TomTom N.V. *	18,611	160,681
Van Lanschot Kempen N.V. CVA	7,730	201,301
Wereldhave N.V.	17,662	288,070
		9,609,036

New Zealand 1.0%
Auckland International Airport Ltd. *	92,072	462,478
Chorus Ltd.	103,111	489,183
Contact Energy Ltd.	191,171	1,004,338
EBOS Group Ltd.	24,421	666,090
Fisher & Paykel Healthcare Corp., Ltd.	27,789	381,880
Freightways Ltd.	22,393	177,000
Genesis Energy Ltd.	178,048	328,812
Infratil Ltd.	56,628	306,450
KMD Brands Ltd.	42,494	37,658
Mainfreight Ltd.	2,284	119,552
Mercury NZ Ltd.	106,398	412,511
Meridian Energy Ltd.	218,724	663,840
Ryman Healthcare Ltd.	22,905	135,558
The a2 Milk Co., Ltd. *	67,811	214,872
Z Energy Ltd. (a)	267,493	653,127
		6,053,349

Norway 1.8%
Aker A.S.A., A Shares	5,216	425,160
Aker BP A.S.A.	23,341	836,281
Aker Solutions A.S.A.	115,622	399,515
Atea A.S.A. *	7,569	90,190
Austevoll Seafood A.S.A.	31,413	498,055
Bakkafrost P/F	4,808	330,108
Borregaard A.S.A.	11,604	221,345
BW LPG Ltd.	46,363	291,543
BW Offshore Ltd.	62,601	180,042
DNO A.S.A.	191,623	290,490
Elkem A.S.A.	96,675	401,484
Europris A.S.A.	35,681	181,305
Fjordkraft Holding A.S.A.	32,321	72,938
Frontline Ltd. *	35,708	295,739
Gjensidige Forsikring A.S.A.	26,784	572,626
Grieg Seafood A.S.A. *	17,145	255,426
Kongsberg Automotive A.S.A. *	739,210	193,569
Kongsberg Gruppen A.S.A.	9,758	419,131
Leroy Seafood Group A.S.A.	55,483	520,723
Norske Skog A.S.A. *	8,262	45,283
Odfjell Drilling Ltd. *	16,660	42,732
Odfjell Technology Ltd. *	2,776	6,692

68
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PGS A.S.A. *	1,095,311	418,089
Salmar A.S.A.	6,558	536,639
Schibsted A.S.A., A Shares	3,944	82,189
Schibsted A.S.A., B Shares	5,971	115,545
SpareBank 1 Nord Norge	27,924	297,420
SpareBank 1 SMN	27,443	384,544
SpareBank 1 SR-Bank A.S.A.	31,541	401,635
Storebrand A.S.A.	64,013	556,029
TGS A.S.A.	51,846	799,816
Tomra Systems A.S.A.	6,399	251,643
Veidekke A.S.A.	31,406	406,665
Wallenius Wilhelmsen A.S.A.	8,208	51,520
XXL A.S.A.	108,708	113,713
		10,985,824

Poland 0.9%
Alior Bank S.A. *	36,882	301,098
Allegro.eu S.A. *	5,292	27,219
Asseco Poland S.A.	26,942	473,856
Bank Millennium S.A. *	127,826	144,810
CD Projekt S.A.	830	22,464
Ciech S.A.	4,610	41,100
Cyfrowy Polsat S.A.	83,736	457,601
Dino Polska S.A. *	700	45,284
Enea S.A. *	271,021	585,377
Eurocash S.A.	89,689	240,353
Grupa Azoty S.A. *	11,053	99,665
Jastrzebska Spolka Weglowa S.A. *	42,158	638,615
Kernel Holding S.A.	11,916	70,684
KRUK S.A.	583	33,544
LPP S.A.	81	171,168
mBank S.A. *	2,219	148,521
Orange Polska S.A. *	323,270	494,118
Pepco Group N.V. *	3,470	32,406
Santander Bank Polska S.A.	6,079	370,194
Tauron Polska Energia S.A. *	1,074,707	808,190
		5,206,267

Portugal 0.4%
Banco Espirito Santo S.A. *(a)	320,558	0
CTT-Correios de Portugal S.A.	45,790	206,973
EDP Renovaveis S.A.	11,678	276,385
NOS SGPS, S.A.	127,156	537,717
Redes Energeticas Nacionais SGPS, S.A.	124,327	379,049
Sonae, SGPS, S.A.	544,053	587,353
The Navigator Co., S.A.	119,693	491,006
		2,478,483

Republic of Korea 7.9%
AK Holdings, Inc.	9,558	161,666
AMOREPACIFIC Group	13,550	533,073
Asiana Airlines, Inc. *	21,237	335,516
BGF retail Co., Ltd.	2,777	397,224
BH Co., Ltd.	2,187	46,461
Binggrae Co., Ltd.	3,429	149,486
Celltrion Healthcare Co., Ltd.	701	35,303
Celltrion, Inc.	2,758	381,638
Cheil Worldwide, Inc.	23,823	475,621
Chong Kun Dang Pharmaceutical Corp.	1,950	152,360
CJ ENM Co., Ltd.	3,874	389,102
CJ Logistics Corp. *	3,624	350,921
Com2uS Corp.	2,361	175,432
Daehan Flour Mill Co., Ltd.	1,266	178,456
Daesang Corp.	16,189	323,655
Daesang Holdings Co., Ltd.	5,046	42,114
SECURITY	NUMBER OF SHARES	VALUE ($)
Daewoo Engineering & Construction Co., Ltd. *	100,058	530,421
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	26,882	554,199
Daou Data Corp.	3,559	39,436
Daou Technology, Inc.	11,589	189,399
DB HiTek Co., Ltd.	5,446	285,632
DGB Financial Group, Inc.	82,458	581,233
DL Holdings Co., Ltd.	9,225	449,601
Dongjin Semichem Co., Ltd.	1,219	35,922
Dongkuk Steel Mill Co., Ltd.	42,314	618,756
Dongwon F&B Co., Ltd.	262	36,895
Dongwon Industries Co., Ltd.	968	190,761
Doosan Bobcat, Inc.	9,311	302,544
Doosan Co., Ltd.	5,934	416,023
Doosan Enerbility *	1	16
E1 Corp.	1,532	60,990
Easy Holdings Co., Ltd.	41,701	169,329
Fila Holdings Corp.	13,267	338,985
Green Cross Corp.	785	116,519
Green Cross Holdings Corp.	6,754	117,418
GS Global Corp. *	84,630	308,287
GS Retail Co., Ltd.	26,173	592,456
Halla Holdings Corp.	4,894	162,247
Handsome Co., Ltd.	6,687	186,471
Hanjin Transportation Co., Ltd.	10,426	271,234
Hankook & Co. Co., Ltd.	2,983	34,145
Hanmi Pharm Co., Ltd.	713	176,017
Hanon Systems	38,261	342,396
Hansae Co., Ltd.	1,815	37,125
Hanshin Construction Co., Ltd.	3,068	42,786
Hansol Chemical Co., Ltd.	722	138,916
Hansol Holdings Co., Ltd	14,791	41,543
Hansol Paper Co., Ltd.	20,800	240,354
Hansol Technics Co., Ltd. *	7,572	41,058
Hanssem Co., Ltd.	2,757	170,452
Hanwha Aerospace Co., Ltd.	11,594	485,186
Hanwha General Insurance Co., Ltd. *	134,290	501,621
Hanwha Life Insurance Co., Ltd. *	290,993	674,305
Harim Holdings Co., Ltd.	35,735	307,738
HDC Holdings Co., Ltd.	30,700	174,826
HDC Hyundai Development Co-Engineering & Construction	34,722	410,077
Heungkuk Fire & Marine Insurance Co., Ltd. *	23,454	73,342
Hite Jinro Co., Ltd.	7,685	226,120
HJ Shipbuilding & Construction Co., Ltd. *	5,422	33,801
HMM Co., Ltd.	10,013	221,945
Hotel Shilla Co., Ltd.	7,581	482,432
HS Industries Co., Ltd.	32,749	154,828
Huchems Fine Chemical Corp.	9,554	167,871
Hyosung Advanced Materials Corp.	482	179,421
Hyosung Chemical Corp. *	785	138,535
Hyosung Corp.	3,687	241,449
Hyosung Heavy Industries Corp. *	5,095	221,950
Hyosung TNC Corp.	776	250,739
Hyundai Construction Equipment Co., Ltd.	11,549	336,967
Hyundai Corp.	15,974	234,700
Hyundai Department Store Co., Ltd.	8,080	480,897
Hyundai Doosan Infracore Co., Ltd. *	67,922	351,344
Hyundai Elevator Co., Ltd.	6,334	177,857
Hyundai Greenfood Co., Ltd.	45,972	331,614
Hyundai Heavy Industries Co., Ltd. *	652	71,529
Hyundai Home Shopping Network Corp.	3,910	186,413
Hyundai Mipo Dockyard Co., Ltd. *	6,737	442,246
Hyundai Rotem Co., Ltd. *	2,721	40,558
Hyundai Wia Corp.	13,910	710,171
iMarketKorea, Inc.	7,749	65,655

69
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Innocean Worldwide, Inc.	3,452	133,074
Interpark Holdings Corp. (a)	35,746	126,171
INTOPS Co., Ltd.	6,569	194,201
IS Dongseo Co., Ltd.	5,201	218,883
JB Financial Group Co., Ltd.	68,276	482,942
Kakao Corp.	4,568	319,091
Kangwon Land, Inc. *	27,747	583,090
KCC Corp.	1,747	465,774
KCC Glass Corp.	969	47,215
KEPCO Plant Service & Engineering Co., Ltd.	8,940	267,393
KISWIRE Ltd.	2,628	57,852
KIWOOM Securities Co., Ltd.	2,074	154,781
Kolmar Korea Co., Ltd.	909	33,620
Kolon Corp.	7,932	173,706
Kolon Industries, Inc.	11,385	554,531
Korea Aerospace Industries Ltd.	12,960	446,856
Korea Electric Terminal Co., Ltd.	3,459	190,648
Korea Investment Holdings Co., Ltd.	7,195	398,898
Korea Petrochemical Ind Co., Ltd.	2,417	286,433
Korean Reinsurance Co.	52,482	401,556
Krafton, Inc. *	473	92,919
Kukdo Chemical Co., Ltd.	774	33,506
Kumho Petrochemical Co., Ltd.	5,445	658,383
Kumho Tire Co., Inc. *	62,073	210,821
KUMHOE&C Co., Ltd.	16,465	134,239
Kwang Dong Pharmaceutical Co., Ltd.	24,711	142,197
LF Corp.	19,483	301,159
LG Hausys Ltd.	6,553	302,550
LG HelloVision Co., Ltd.	34,230	173,066
Lotte Chilsung Beverage Co., Ltd.	1,441	206,529
Lotte Corp.	9,181	247,687
LOTTE Fine Chemical Co., Ltd.	6,532	419,351
Lotte Food Co., Ltd.	470	128,285
LOTTE Himart Co., Ltd.	23,473	436,495
LS Corp.	17,400	790,091
LS Electric Co., Ltd.	8,192	307,672
LX International Corp.	30,848	940,634
LX Semicon Co., Ltd.	403	41,581
Maeil Dairies Co., Ltd.	639	35,117
Mando Corp.	15,954	676,835
Mcnex Co., Ltd.	1,035	36,170
Meritz Financial Group, Inc.	11,416	341,970
Meritz Fire & Marine Insurance Co., Ltd.	32,716	1,144,636
Meritz Securities Co., Ltd.	73,818	381,617
Mirae Asset Daewoo Co., Ltd.	42,166	266,728
Namhae Chemical Corp.	4,206	46,882
Namyang Dairy Products Co., Ltd.	158	51,073
Netmarble Corp.	1,645	123,652
Nexen Tire Corp.	34,839	188,558
NH Investment & Securities Co., Ltd.	31,607	269,756
NHN Corp. *	5,109	141,021
NICE Holdings Co., Ltd.	12,070	163,528
NongShim Co., Ltd.	1,588	379,496
OCI Co., Ltd.	7,354	607,505
Orion Corp.	5,081	378,709
Orion Holdings Corp.	3,556	41,515
Ottogi Corp.	562	208,438
Pan Ocean Co., Ltd.	53,385	279,066
Partron Co., Ltd.	24,615	226,201
PHA Co., Ltd.	4,633	33,239
Poongsan Corp.	17,359	437,227
POSCO Chemical Co., Ltd.	346	36,552
Power Logics Co., Ltd. *	5,629	33,828
S-1 Corp.	6,991	380,909
Samchully Co., Ltd.	891	80,286
Samsung Card Co., Ltd.	15,076	399,340
Samsung Engineering Co., Ltd. *	28,073	572,774
SECURITY	NUMBER OF SHARES	VALUE ($)
Samsung Heavy Industries Co., Ltd. *	167,382	798,966
Samsung Securities Co., Ltd.	11,061	345,456
SAMT Co., Ltd.	47,753	163,536
Samyang Corp.	3,384	146,799
Samyang Holdings Corp.	4,286	293,024
Seah Besteel Corp.	12,979	186,144
Sebang Global Battery Co., Ltd.	3,496	208,496
Seohan Co., Ltd.	119,687	163,905
Seohee Construction Co., Ltd.	34,808	51,188
Seoul Semiconductor Co., Ltd.	17,156	182,554
Seoyon Co., Ltd.	12,949	82,291
Seoyon E-Hwa Co., Ltd.	26,089	141,025
SFA Engineering Corp.	7,880	246,606
Shinsegae, Inc.	3,403	663,090
SK Chemicals Co., Ltd.	1,836	183,122
SK Discovery Co., Ltd.	7,212	236,258
SK Gas Ltd.	3,227	304,880
SK Networks Co., Ltd.	211,179	806,159
SKC Co., Ltd.	2,657	310,544
SL Corp.	6,896	144,955
SNT Motiv Co., Ltd.	4,327	162,881
Songwon Industrial Co., Ltd.	2,071	43,994
SSANGYONG C&E Co., Ltd.	24,131	158,364
Sungwoo Hitech Co., Ltd.	75,058	290,520
Taekwang Industrial Co., Ltd.	632	508,280
Tongyang Life Insurance Co., Ltd.	6,543	34,828
Tongyang, Inc.	127,218	157,398
WONIK IPS Co., Ltd.	5,447	170,558
Young Poong Corp.	431	232,723
Youngone Corp.	12,739	480,122
Yuhan Corp.	6,946	334,621
		47,623,526

Singapore 1.9%
Ascendas Real Estate Investment Trust	287,821	592,186
Ascott Residence Trust	319,900	265,767
CapitaLand China Trust	38,600	32,433
CapitaLand Integrated Commercial Trust	347,701	582,605
Capitaland Investment Ltd. *	858,498	2,603,137
City Developments Ltd.	136,800	838,736
Cromwell European Real Estate Investment Trust	13,400	32,514
First Resources Ltd.	144,200	219,933
Frasers Logistics & Commercial Trust	37,400	38,947
Genting Singapore Ltd.	1,433,100	832,045
Hutchison Port Holdings Trust, Class U	746,000	177,814
Keppel Infrastructure Trust	819,900	327,379
Manulife US Real Estate Investment Trust	49,900	31,088
Mapletree Commercial Trust	174,692	234,947
Mapletree Industrial Trust	121,866	228,996
Mapletree Logistics Trust	178,432	229,164
Mapletree North Asia Commercial Trust	293,362	253,369
NetLink NBN Trust	308,700	223,218
Olam Group Ltd.	111,100	135,767
SATS Ltd. *	140,149	457,597
Sembcorp Industries Ltd.	300,600	636,612
Sembcorp Marine Ltd. *	3,493,860	273,953
Singapore Exchange Ltd.	81,300	572,054
Singapore Post Ltd.	142,500	73,177
Singapore Technologies Engineering Ltd.	297,000	874,698
Suntec Real Estate Investment Trust	214,900	283,897
UOL Group Ltd.	93,001	488,677
		11,540,710

70
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Spain 1.5%
Abengoa S.A., B Shares *(a)	66,135,341	0
Almirall S.A.	10,798	140,277
Applus Services S.A.	54,669	427,934
Atresmedia Corp de Medios de Comunicaion S.A.	39,930	152,746
Bankinter S.A.	139,979	823,759
Caja de Ahorros del Mediterraneo *(a)	5,382	0
Cellnex Telecom S.A.	8,617	401,641
Cia de Distribucion Integral Logista Holdings S.A.	17,519	322,795
Cie Automotive S.A.	12,033	262,341
Construcciones y Auxiliar de Ferrocarriles S.A.	5,051	154,864
Ebro Foods S.A.	29,721	534,372
Ence Energia y Celulosa S.A. *	64,894	243,091
Faes Farma S.A.	58,437	244,743
Fluidra S.A.	2,217	60,001
Gestamp Automocion S.A.	105,703	345,277
Grupo Catalana Occidente S.A.	12,819	369,248
Indra Sistemas S.A. *	27,105	276,216
Inmobiliaria Colonial Socimi S.A.	26,383	219,385
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	138,519	198,998
Mediaset Espana Comunicacion S.A. *	94,976	425,015
Melia Hotels International S.A. *	40,940	338,587
Merlin Properties Socimi S.A.	39,937	433,862
Obrascon Huarte Lain S.A. *	290,487	250,254
Prosegur Cia de Seguridad S.A.	171,311	354,553
Sacyr S.A.	162,658	438,137
Siemens Gamesa Renewable Energy S.A. *	27,073	431,234
Tecnicas Reunidas S.A. *	21,520	178,210
Unicaja Banco S.A.	465,088	438,108
Viscofan S.A.	7,766	428,717
		8,894,365

Sweden 3.2%
AAK AB	27,455	476,365
AddTech AB, B Shares	11,892	209,779
AFRY AB	16,953	281,041
Ambea AB	8,066	40,941
Arjo AB, B Shares	26,299	198,191
Attendo AB *	50,790	137,792
Axfood AB	22,919	679,439
Beijer Alma AB	1,639	34,094
Beijer Ref AB	13,390	218,043
Betsson AB, B Shares *	48,633	298,749
Bilia AB, A Shares	25,345	351,482
BillerudKorsnas AB	49,016	756,379
Bonava AB, B Shares	39,550	191,996
Bravida Holding AB	34,042	348,985
Byggmax Group AB	6,164	47,405
Castellum AB	29,875	591,625
Clas Ohlson AB, B Shares	16,399	186,178
Cloetta AB, B Shares	73,052	184,605
Concentric AB	6,800	132,808
Coor Service Management Holding AB	27,466	249,019
Dometic Group AB	51,152	438,070
Dustin Group AB	16,001	114,972
Electrolux Professional AB, B Shares	29,310	164,288
Elekta AB, B Shares	44,250	298,036
EQT AB	1,322	37,415
Evolution AB	1,558	159,848
Fabege AB	16,736	203,144
Fastighets AB Balder, B Shares *	3,468	171,899
Fingerprint Cards AB, B Shares *	71,467	82,312
SECURITY	NUMBER OF SHARES	VALUE ($)
Getinge AB, B Shares	20,962	606,384
Granges AB	30,394	249,622
Hexpol AB	48,561	416,953
Holmen AB, B Shares	15,436	892,181
Hufvudstaden AB, A Shares	2,617	33,909
Indutrade AB	18,621	439,229
Intrum AB	14,882	359,744
Investment AB Latour, B Shares	1,715	45,435
Inwido AB	12,019	165,933
JM AB	17,686	408,460
Kinnevik AB, B Shares *	23,126	452,632
L E Lundbergfortagen AB, B Shares	9,540	446,151
Lifco AB, B Shares	10,765	225,803
Lindab International AB	11,132	259,640
Loomis AB	26,780	667,243
Mekonomen AB *	11,495	132,476
Modern Times Group MTG AB, B Shares *	12,322	130,316
Mycronic AB	7,364	128,778
NCC AB, B Shares	32,002	396,514
New Wave Group AB, B Shares	2,628	45,886
Nibe Industrier AB, B Shares	47,163	462,405
Nobia AB	61,111	239,829
Nolato AB, B Shares	18,695	129,395
Nordic Entertainment Group AB, B Shares *	5,254	172,536
Pandox AB *	13,934	194,135
Peab AB, B Shares	66,132	631,791
Ratos AB, B Shares	74,139	378,261
Resurs Holding AB	52,516	152,753
Saab AB, B Shares	26,375	1,115,634
Samhallsbyggnadsbolaget i Norden AB	9,792	30,758
SAS AB *	2,035,311	210,995
Scandi Standard AB	12,482	49,075
Scandic Hotels Group AB *	69,695	268,220
Sweco AB, B Shares	22,524	317,884
Swedish Orphan Biovitrum AB *	14,515	305,349
Tethys Oil AB	25,365	240,328
Thule Group AB	8,395	291,198
VNV Global AB *	5,186	21,628
Wallenstam AB, B Shares	9,671	106,929
Wihlborgs Fastigheter AB	11,317	196,210
		19,303,502

Switzerland 2.8%
Allreal Holding AG	2,363	445,716
ALSO Holding AG *	990	223,872
ams-OSRAM AG *	29,613	362,261
Arbonia AG	12,229	217,773
Aryzta AG *	484,138	450,795
Autoneum Holding AG	1,631	192,929
Banque Cantonale Vaudoise	3,967	335,262
Belimo Holding AG	666	329,151
BKW AG	3,383	411,817
Bobst Group S.A.	2,368	199,737
Bucher Industries AG	1,357	489,246
Burckhardt Compression Holding AG	432	220,389
Bystronic AG	322	267,226
Cembra Money Bank AG	5,917	426,941
Comet Holding AG	121	26,157
Daetwyler Holding AG	668	214,785
dormakaba Holding AG	612	284,058
Emmi AG	377	373,669
EMS-Chemie Holding AG	624	556,686
Flughafen Zuerich AG *	3,382	571,892
Forbo Holding AG	188	275,209
Galenica AG	12,912	950,807
Helvetia Holding AG	8,141	1,046,173

71
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Huber & Suhner AG	4,173	365,985
Implenia AG *	13,395	302,879
Inficon Holding AG	180	163,885
Interroll Holding AG	39	118,224
Kardex Holding AG	140	26,644
Komax Holding AG	657	172,580
Landis & Gyr Group AG *	7,771	433,693
Mobimo Holding AG	835	238,804
OC Oerlikon Corp. AG	53,608	382,260
PSP Swiss Property AG	3,189	401,916
Rieter Holding AG	1,001	136,076
Schweiter Technologies AG	234	235,429
SFS Group AG	3,006	376,451
Siegfried Holding AG *	311	225,456
Softwareone Holding AG *	15,728	212,650
St. Galler Kantonalbank AG	366	176,504
Stadler Rail AG (b)	7,515	274,256
Straumann Holding AG	2,810	331,275
Sulzer AG	4,014	300,759
Tecan Group AG	588	176,704
Temenos AG	3,060	308,894
u-blox Holding AG *	2,654	220,485
Valiant Holding AG	2,818	281,484
Valora Holding AG	2,041	333,719
VAT Group AG	1,149	355,399
Vifor Pharma AG	6,656	1,177,245
Vontobel Holding AG	3,588	262,415
Zehnder Group AG	2,009	157,094
Zur Rose Group AG *	506	62,103
		17,083,819

United Kingdom 9.4%
4imprint Group plc	4,737	160,969
888 Holdings plc	39,676	95,091
Airtel Africa plc	304,522	557,194
Ascential plc *	40,248	159,573
Ashmore Group plc	72,336	199,969
Assura plc	43,314	35,893
Aston Martin Lagonda Global Holdings plc *	2,258	23,657
Auto Trader Group plc	42,816	337,911
Avast plc	33,732	239,228
AVEVA Group plc	4,772	128,253
Babcock International Group plc *	183,969	702,385
Bank of Georgia Group plc	10,767	166,259
Beazley plc	118,176	641,360
Biffa plc	56,998	247,214
Big Yellow Group plc	9,931	179,473
Bodycote plc	50,594	392,400
Brewin Dolphin Holdings plc	55,137	353,135
Britvic plc	51,011	549,712
C&C Group plc *	97,999	255,824
Capita plc *	821,808	245,250
Capricorn Energy plc *	11,637	29,931
Card Factory plc *	439,505	323,304
Carnival plc *	61,165	958,960
Centamin plc	495,646	568,069
Chemring Group plc	53,369	233,060
Cineworld Group plc *	983,141	376,314
Clarkson plc	3,774	173,764
Close Brothers Group plc	36,651	508,200
Coats Group plc	382,991	338,586
Computacenter plc	13,373	449,328
ConvaTec Group plc	234,118	619,310
Countryside Properties plc *	93,059	290,557
Cranswick plc	13,704	544,930
Crest Nicholson Holdings plc	128,387	403,966
SECURITY	NUMBER OF SHARES	VALUE ($)
De La Rue plc *	88,848	122,903
Dechra Pharmaceuticals plc	3,405	154,299
Derwent London plc	7,448	282,591
Diploma plc	8,052	276,174
DiscoverIE Group plc	3,801	36,055
Diversified Energy Co., plc	26,532	40,086
Domino's Pizza Group plc	42,352	185,116
Dr. Martens plc	16,440	42,984
Dunelm Group plc	15,713	192,412
easyJet plc *	137,050	949,687
Electrocomponents plc	51,139	667,491
Elementis plc *	188,042	285,634
Endeavour Mining plc	10,854	264,696
EnQuest PLC *	277,238	112,217
Essentra plc	115,722	453,509
Euromoney Institutional Investor plc	22,151	273,142
FDM Group Holdings plc	3,476	43,868
Ferrexpo plc	106,238	218,153
Forterra plc	59,133	184,869
Frasers Group plc *	46,968	398,916
Fresnillo plc	38,070	368,373
Games Workshop Group plc	2,144	198,144
Genuit Group plc	30,860	174,209
Genus plc	3,932	123,539
Grafton Group plc	58,991	714,455
Grainger plc	67,375	250,619
Great Portland Estates plc	30,103	255,692
Greencore Group plc *	206,638	297,773
Greggs plc	14,353	418,762
Halfords Group plc	96,852	275,725
Halma plc	22,783	699,336
Hammerson plc (b)	469,043	169,339
Harbour Energy plc	114,984	721,065
Hargreaves Lansdown plc	27,698	317,096
Hikma Pharmaceuticals plc	26,059	612,137
Hill & Smith Holdings plc	13,402	231,793
Hilton Food Group plc	15,080	228,805
Hiscox Ltd.	55,667	661,005
Hochschild Mining plc	118,423	173,960
HomeServe plc	41,312	510,647
Howden Joinery Group plc	84,452	799,550
Ibstock plc	121,465	286,742
IG Group Holdings plc	77,649	793,578
Indivior plc *	121,829	479,803
Intermediate Capital Group plc	22,182	424,485
Intu Properties plc *(a)	4,024,942	0
Investec plc	77,459	456,225
IWG plc *	188,415	572,015
J.D. Sports Fashion plc	226,815	373,717
J.D. Wetherspoon plc *	24,844	225,750
Jupiter Fund Management plc	157,234	350,952
Just Group plc	474,841	501,620
Kier Group plc *	369,088	368,039
Lancashire Holdings Ltd.	45,456	240,912
LondonMetric Property plc	10,274	34,725
LSL Property Services plc	7,392	36,251
Man Group plc	355,248	1,035,380
Mapeley Ltd. *(a)	2,199	0
Marshalls plc	24,257	185,628
Marston's plc *	399,222	376,752
Mediclinic International plc *	131,639	610,270
Mitchells & Butlers plc *	130,046	370,454
Mitie Group plc	87,122	58,733
Moneysupermarket.com Group plc	130,136	285,084
Morgan Advanced Materials plc	85,402	299,501
Morgan Sindall Group plc	15,122	407,724
National Express Group plc *	251,062	778,210
NewRiver REIT plc	164,212	182,123

72
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ocado Group plc *	12,549	143,518
OSB Group plc	45,784	319,592
Oxford Instruments plc	5,552	160,970
Pagegroup plc	83,551	511,238
Paragon Banking Group plc	48,956	302,756
PayPoint plc	22,963	167,776
Petrofac Ltd. *	384,953	648,928
Pets at Home Group plc	89,617	347,858
Playtech plc *	98,957	652,032
Plus500 Ltd.	31,126	606,114
Premier Foods plc	203,875	284,563
Primary Health Properties plc	21,006	38,095
Provident Financial plc	150,908	483,011
PZ Cussons plc	52,497	134,703
QinetiQ Group plc	147,670	626,507
Quilter plc	106,155	174,867
Rathbone Brothers plc	8,075	213,232
Reach plc	70,211	143,554
Redde Northgate plc	106,658	527,625
Redrow plc	84,953	556,892
Renewi plc *	4,719	40,944
Renishaw plc	3,451	182,375
Rhi Magnesita N.V.	7,729	229,945
Rightmove plc	36,427	280,018
Rolls-Royce Holdings plc *	1,126,222	1,154,558
Rotork plc	124,905	455,719
Sabre Insurance Group plc	66,840	176,501
Safestore Holdings plc	12,810	201,524
Saga plc *	100,584	279,525
Savills plc	28,202	379,390
Schroders plc	16,627	586,937
Segro plc	36,781	615,791
Senior plc *	262,980	423,276
Serco Group plc	299,686	566,731
SIG plc *	397,118	205,305
Sirius Real Estate Ltd.	21,313	32,535
Softcat plc	8,139	143,745
Speedy Hire plc	68,541	44,478
Spirax-Sarco Engineering plc	4,147	625,764
Spire Healthcare Group plc *	20,188	54,496
Spirent Communications plc	70,026	202,472
SSP Group plc *	204,268	602,922
Stagecoach Group plc *	290,392	383,776
SThree plc	47,006	216,693
Synthomer plc	79,025	300,687
TBC Bank Group plc	10,438	165,641
Telecom Plus plc	17,959	370,479
The British Land Co., plc	136,059	876,413
The Go-Ahead Group plc *	60,918	733,075
The Restaurant Group plc *	183,449	140,421
The Unite Group plc	12,682	179,580
THG plc *	27,780	37,297
TI Fluid Systems plc	44,222	89,868
TP ICAP Group plc	221,965	367,867
Tritax Big Box REIT plc	62,630	191,189
TT Electronics plc	14,976	34,036
Tyman plc	53,022	182,120
Ultra Electronics Holdings plc	11,270	459,006
Vesuvius plc	89,959	365,827
Victrex plc	14,279	325,609
Virgin Money UK plc	83,003	180,083
Vistry Group plc	49,344	514,810
Vivo Energy plc	21,613	39,353
Watches of Switzerland Group plc *	2,806	35,478
WH Smith plc *	26,543	477,542
Wickes Group plc	111,736	266,374
Wizz Air Holdings plc *	4,466	174,699
SECURITY	NUMBER OF SHARES	VALUE ($)
Workspace Group plc	15,507	129,771
		56,377,004
Total Common Stocks (Cost $515,130,326)		591,611,684

PREFERRED STOCKS 0.3% OF NET ASSETS

Germany 0.2%
Draegerwerk AG & Co. KGaA	6,121	302,928
Jungheinrich AG	11,642	284,740
Sartorius AG	534	200,212
Schaeffler AG	59,371	318,840
Sixt SE	4,029	291,198
		1,397,918

Italy 0.1%
Danieli & C Officine Meccaniche S.p.A. - RSP	20,304	317,620
Total Preferred Stocks (Cost $1,649,778)		1,715,538

WARRANTS 0.0% OF NET ASSETS

Australia 0.0%
Magellan Financial Group Ltd.
expires 04/16/27 *	1,758	1,944

Italy 0.0%
Webuild S.p.A.
expires 08/02/30 *(a)(b)	9,323	15,851
Total Warrants (Cost $0)		17,795

SECURITY	NUMBER OF SHARES/ FACE AMOUNT	VALUE ($)
SHORT-TERM INVESTMENTS 0.6% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29% (c)(d)	1,969,559	1,969,559

Time Deposits 0.3%
BNP Paribas SA
USD
0.13%, 05/02/22 (e)	1,618,338	1,618,338
Brown Brothers Harriman & Co.
AUD
(0.12%), 05/02/22 (e)(f)	8,492	6,000
CAD
0.36%, 05/02/22 (e)	35,269	27,454
CHF
(1.40%), 05/02/22 (e)(f)	8,841	9,089
DKK
(0.69%), 05/02/22 (e)(f)	79,455	11,268
GBP
0.24%, 05/03/22 (e)	18,562	23,340
HKD
0.00%, 05/03/22 (e)(f)	92,082	11,735

73
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES/ FACE AMOUNT	VALUE ($)
NOK
0.21%, 05/02/22 (e)	162,526	17,328
NZD
0.08%, 05/02/22 (e)	6,754	4,360
SEK
(0.22%), 05/02/22 (e)(f)	153,257	15,608
Citibank NA
EUR
(0.78%), 05/02/22 (e)(f)	66,941	70,619
		1,815,139
Total Short-Term Investments (Cost $3,784,698)		3,784,698
Total Investments in Securities (Cost $520,564,802)		597,129,715

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/17/22	75	7,487,250	(442,260)

*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $499,442.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.
(e)	The rate shown is the current daily overnight rate. Face amount is disclosed in local currency.
(f)	A zero or negative rate is the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)
AUD —	Australian Dollar
CAD —	Canadian Dollar
CHF —	Swiss Franc
DKK —	Danish Krone
EUR —	Euro
GBP —	British Pound
HKD —	Hong Kong Dollar
NOK —	Norwegian Krone
NZD —	New Zealand Dollar
SEK —	Swedish Krona
USD —	U.S. Dollar

74
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$50,739,403	$—	$50,739,403
Australia	353,651	34,960,011	0*	35,313,662
Austria	147,865	3,932,720	—	4,080,585
Canada	54,962,958	—	—	54,962,958
Denmark	451,065	8,553,896	—	9,004,961
Germany	32,266	23,160,592	—	23,192,858
Greece	—	—	0*	0
Hong Kong	575,429	19,199,200	0*	19,774,629
Ireland	963,854	494,895	—	1,458,749
Italy	—	15,021,950	0*	15,021,950
Japan	243,710	182,662,334	—	182,906,044
Luxembourg	—	—	0*	0
Netherlands	398,177	9,210,859	—	9,609,036
New Zealand	—	5,400,222	653,127	6,053,349
Norway	419,657	10,566,167	—	10,985,824
Poland	965,001	4,241,266	—	5,206,267
Portugal	379,049	2,099,434	0*	2,478,483
Republic of Korea	97,955	47,399,400	126,171	47,623,526
Singapore	391,499	11,149,211	—	11,540,710
Spain	672,677	8,221,688	0*	8,894,365
Sweden	1,015,422	18,288,080	—	19,303,502
Switzerland	1,451,501	15,632,318	—	17,083,819
United Kingdom	8,785,252	47,591,752	0*	56,377,004
Preferred Stocks[1]	—	1,715,538	—	1,715,538
Warrants [1]
Australia	1,944	—	—	1,944
Italy	—	—	15,851	15,851
Short-Term Investments[1]	—	1,815,139	—	1,815,139
Money Market Funds	1,969,559	—	—	1,969,559
Liabilities
Futures Contracts[2]	(442,260)	—	—	(442,260)
Total	$73,836,231	$522,056,075	$795,149	$596,687,455

*	Level 3 amount shown includes securities determined to have no value at April 30, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Fundamental International Small Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $520,564,802) including securities on loan of $499,442		$597,129,715
Cash		402,799
Deposit with broker for futures contracts		554,212
Receivables:
Dividends		3,119,466
Investments sold		1,482,457
Foreign tax reclaims		1,044,358
Fund shares sold		995,183
Income from securities on loan	+	9,842
Total assets		604,738,032
Liabilities
Collateral held for securities on loan		1,969,559
Payables:
Fund shares redeemed		855,090
Due to sub-custodian		295,172
Investment adviser fees		210,557
Variation margin on futures contracts	+	103,126
Total liabilities		3,433,504
Net assets		$601,304,528
Net Assets by Source
Capital received from investors		$547,401,911
Total distributable earnings	+	53,902,617
Net assets		$601,304,528

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$601,304,528		47,779,035		$12.59

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Schwab Fundamental International Small Company Index Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $1,483,266)		$8,222,146
Interest received from securities - unaffiliated		3,204
Securities on loan, net	+	131,472
Total investment income		8,356,822
Expenses
Investment adviser fees		1,281,325
Professional fees	+	490*
Total expenses		1,281,815
Expense reduction	–	490*
Net expenses	–	1,281,325
Net investment income		7,075,497
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		26,247,674
Net realized losses on futures contracts		(493,959)
Net realized losses on foreign currency transactions	+	(110,946)
Net realized gains		25,642,769
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(125,089,401)
Net change in unrealized appreciation (depreciation) on futures contracts		(532,118)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(253,056)
Net change in unrealized appreciation (depreciation)	+	(125,874,575)
Net realized and unrealized losses		(100,231,806)
Decrease in net assets resulting from operations		($93,156,309)

*	Professional fees associated with the filing of tax claims in the European Union deemed to be non-routine expenses of the fund. See financial notes 2(d) and 4 for additional information.
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Schwab Fundamental International Small Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$7,075,497	$13,283,276
Net realized gains		25,642,769	51,867,574
Net change in unrealized appreciation (depreciation)	+	(125,874,575)	149,333,425
Increase (decrease) in net assets resulting from operations		($93,156,309)	$214,484,275
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($39,276,718)	($13,332,524)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,133,162	$71,039,084	11,598,667	$168,880,238
Shares reinvested		2,187,522	30,100,308	772,628	10,453,657
Shares redeemed	+	(5,473,366)	(75,750,786)	(16,773,053)	(249,085,119)
Net transactions in fund shares		1,847,318	$25,388,606	(4,401,758)	($69,751,224)
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		45,931,717	$708,348,949	50,333,475	$576,948,422
Total increase (decrease)	+	1,847,318	(107,044,421)	(4,401,758)	131,400,527
End of period		47,779,035	$601,304,528	45,931,717	$708,348,949
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Schwab Fundamental Emerging Markets Large Company Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$10.24	$7.51	$9.25	$8.60	$9.38	$7.86
Income (loss) from investment operations:
Net investment income (loss)[1]	0.15	0.36	0.27	0.35	0.27	0.22
Net realized and unrealized gains (losses)	(1.30)	2.63	(1.65)	0.54	(0.83)	1.47
Total from investment operations	(1.15)	2.99	(1.38)	0.89	(0.56)	1.69
Less distributions:
Distributions from net investment income	(0.45)	(0.26)	(0.36)	(0.24)	(0.22)	(0.17)
Net asset value at end of period	$8.64	$10.24	$7.51	$9.25	$8.60	$9.38
Total return	(11.67%) [2]	40.39%	(15.68%)	10.73%	(6.09%)	21.96%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39% [3]	0.39%	0.39%	0.39%	0.39%	0.57% [4]
Net operating expenses	N/A	N/A	N/A	N/A	N/A [5]	0.43% [4]
Net investment income (loss)	3.03% [3]	3.75%	3.32%	3.93%	2.92%	2.62%
Portfolio turnover rate	14% [2]	32%	32%	38%	19%	18%
Net assets, end of period (x 1,000,000)	$687	$708	$550	$671	$548	$554

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective May 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
[5]	Effective May 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
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Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 94.4% OF NET ASSETS

Brazil 6.8%
Ambev S.A.	873,450	2,565,255
B3 S.A. - Brasil Bolsa Balcao	430,499	1,158,110
Banco Bradesco S.A.	512,105	1,544,410
Banco do Brasil S.A.	593,515	3,988,019
BRF S.A. *	278,618	765,305
CCR S.A.	395,000	991,505
Centrais Eletricas Brasileiras S.A.	147,716	1,209,467
Cia de Saneamento Basico do Estado de Sao Paulo	146,910	1,323,214
Cia Paranaense de Energia	95,100	125,416
Equatorial Energia S.A.	162,200	841,191
Itau Unibanco Holding S.A.	178,400	724,577
JBS S.A.	412,700	3,159,558
Petroleo Brasileiro S.A.	1,550,365	10,486,394
Suzano S.A.	82,800	830,855
Telefonica Brasil S.A.	142,972	1,538,179
TIM S.A.	352,147	960,152
Ultrapar Participacoes S.A.	810,828	2,143,533
Vale S.A.	615,697	10,372,557
Vibra Energia S.A.	541,800	2,314,509
		47,042,206

Chile 0.7%
Banco de Chile	9,090,171	907,674
Cencosud S.A.	801,640	1,283,173
Empresas CMPC S.A.	416,909	621,384
Empresas Copec S.A.	194,539	1,430,367
Falabella S.A.	232,973	654,311
		4,896,909

China 30.5%
Agile Group Holdings Ltd.	1,218,000	583,287
Agricultural Bank of China Ltd., A Shares	3,472,200	1,595,555
Agricultural Bank of China Ltd., H Shares	11,076,600	4,154,410
Alibaba Group Holding Ltd. *	650,892	7,939,371
Aluminum Corp. of China Ltd., A Shares *	253,200	178,189
Aluminum Corp. of China Ltd., H Shares *	1,020,000	467,751
Anhui Conch Cement Co., Ltd., A Shares	75,600	452,876
Anhui Conch Cement Co., Ltd., H Shares	290,000	1,575,869
BAIC Motor Corp., Ltd., H Shares	3,379,000	1,055,199
Baidu, Inc., A Shares *	201,800	3,217,439
Bank of China Ltd., A Shares	2,166,000	1,050,547
Bank of China Ltd., H Shares	28,988,234	11,374,474
Bank of Communications Co., Ltd., A Shares	1,205,300	917,975
Bank of Communications Co., Ltd., H Shares	2,964,000	2,062,615
Beijing Enterprises Holdings Ltd.	237,500	802,903
BYD Co., Ltd., A Shares	4,400	158,742
SECURITY	NUMBER OF SHARES	VALUE ($)
BYD Co., Ltd., H Shares	26,000	756,645
China Cinda Asset Management Co., Ltd., H Shares	5,335,000	899,613
China CITIC Bank Corp., Ltd., A Shares	353,800	266,774
China CITIC Bank Corp., Ltd., H Shares	4,366,000	2,219,017
China Communications Services Corp., Ltd., H Shares	1,810,000	824,347
China Construction Bank Corp., A Shares	274,800	249,922
China Construction Bank Corp., H Shares	36,929,960	26,308,867
China Everbright Bank Co., Ltd., A Shares	1,202,700	575,049
China Everbright Bank Co., Ltd., H Shares	1,289,000	466,963
China Everbright Environment Group Ltd.	1,106,000	649,191
China Evergrande Group (a)	7,014,000	1,356,856
China Gas Holdings Ltd.	448,400	546,585
China Hongqiao Group Ltd.	841,500	1,047,019
China Jinmao Holdings Group Ltd.	2,646,000	869,621
China Life Insurance Co., Ltd., H Shares	672,000	976,531
China Mengniu Dairy Co., Ltd. *	214,000	1,154,962
China Merchants Bank Co., Ltd., A Shares	176,600	1,055,308
China Merchants Bank Co., Ltd., H Shares	437,150	2,634,810
China Minsheng Banking Corp., Ltd., A Shares	1,543,700	857,503
China Minsheng Banking Corp., Ltd., H Shares	4,161,910	1,578,167
China National Building Material Co., Ltd., H Shares	2,156,000	2,869,230
China Oriental Group Co., Ltd.	3,428,000	906,926
China Overseas Land & Investment Ltd.	1,463,000	4,519,613
China Pacific Insurance Group Co., Ltd., A Shares	57,300	178,104
China Pacific Insurance Group Co., Ltd., H Shares	329,200	729,827
China Petroleum & Chemical Corp., A Shares	2,457,800	1,595,536
China Petroleum & Chemical Corp., H Shares	27,530,400	13,475,350
China Railway Group Ltd., A Shares	757,100	804,701
China Railway Group Ltd., H Shares	1,929,000	1,350,999
China Resources Cement Holdings Ltd.	754,000	625,621
China Resources Land Ltd.	663,000	2,961,099
China Resources Pharmaceutical Group Ltd.	1,422,000	749,364
China Resources Power Holdings Co., Ltd.	884,000	1,662,211
China Shenhua Energy Co., Ltd., A Shares	180,300	831,137
China Shenhua Energy Co., Ltd., H Shares	1,221,500	3,902,515
China State Construction Engineering Corp., Ltd., A Shares	1,561,600	1,469,943

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Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
China Taiping Insurance Holdings Co., Ltd.	610,800	698,306
China Tower Corp., Ltd., H Shares	10,808,000	1,261,393
China United Network Communications Ltd., A Shares	319,100	168,511
China Vanke Co., Ltd., A Shares	218,700	636,982
China Vanke Co., Ltd., H Shares	605,200	1,427,061
CITIC Ltd.	3,062,000	3,167,667
Country Garden Holdings Co., Ltd.	3,060,289	2,116,730
CRRC Corp., Ltd., A Shares	125,800	95,182
CRRC Corp., Ltd., H Shares	290,000	107,586
CSPC Pharmaceutical Group Ltd.	634,000	648,167
Dongfeng Motor Group Co., Ltd., H Shares	1,203,000	877,582
ENN Energy Holdings Ltd.	67,600	905,507
Fosun International Ltd.	932,500	982,754
Geely Automobile Holdings Ltd.	702,000	1,085,424
Guangzhou R&F Properties Co., Ltd., H Shares	2,486,800	923,168
Haier Smart Home Co., Ltd., A Shares	39,700	153,132
Haier Smart Home Co., Ltd., H Shares	180,600	638,023
Hengan International Group Co., Ltd.	179,500	848,285
Huaneng Power International, Inc., A Shares	272,500	295,792
Huaneng Power International, Inc., H Shares	2,438,000	1,224,716
Industrial & Commercial Bank of China Ltd., A Shares	1,780,000	1,276,842
Industrial & Commercial Bank of China Ltd., H Shares	27,219,172	16,407,888
Industrial Bank Co., Ltd., A Shares	384,100	1,174,418
JD.com, Inc., A Shares *	98,621	3,074,858
Jiangxi Copper Co., Ltd., A Shares	61,800	161,001
Jiangxi Copper Co., Ltd., H Shares	618,000	966,691
Jinmao Property Services Co., Ltd. *	34,501	25,721
Kingboard Holdings Ltd.	269,500	1,213,321
Kunlun Energy Co., Ltd.	1,434,000	1,190,058
Legend Holdings Corp., H Shares	548,700	649,201
Longfor Group Holdings Ltd.	286,500	1,418,915
Meituan, B Shares *	33,800	724,212
NetEase, Inc.	102,143	1,956,577
Nine Dragons Paper Holdings Ltd.	594,000	524,582
PetroChina Co., Ltd., H Shares	12,224,000	5,802,658
PICC Property & Casualty Co., Ltd., H Shares	2,748,000	2,810,706
Ping An Insurance Group Co. of China Ltd., A Shares	149,500	995,732
Ping An Insurance Group Co. of China Ltd., H Shares	1,157,500	7,316,225
Postal Savings Bank of China Co., Ltd., A Shares	68,200	55,124
Postal Savings Bank of China Co., Ltd., H Shares	1,805,000	1,368,515
SAIC Motor Corp., Ltd., A Shares	339,000	807,456
Shanghai Pharmaceuticals Holding Co., Ltd., A Shares	53,700	141,568
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	333,100	538,614
Shanghai Pudong Development Bank Co., Ltd., A Shares	881,000	1,061,497
Shenzhou International Group Holdings Ltd.	39,100	530,547
Shimao Group Holdings Ltd. (a)	1,191,000	617,189
Sinopharm Group Co., Ltd., H Shares	725,200	1,668,814
Sunac China Holdings Ltd. (a)	1,057,000	567,577
Tencent Holdings Ltd.	197,300	9,297,740
Trip.com Group Ltd., ADR *	23,474	555,160
SECURITY	NUMBER OF SHARES	VALUE ($)
Vipshop Holdings Ltd., ADR *	96,176	736,708
Weichai Power Co., Ltd., A Shares	76,000	126,585
Weichai Power Co., Ltd., H Shares	377,000	526,634
Xiaomi Corp., B Shares *	303,800	462,486
Yankuang Energy Group Co., Ltd., A Shares	22,400	117,088
Yankuang Energy Group Co., Ltd., H Shares	542,000	1,529,072
Zhongsheng Group Holdings Ltd.	83,000	548,449
Zijin Mining Group Co., Ltd., A Shares	117,300	193,003
Zijin Mining Group Co., Ltd., H Shares	430,000	626,126
		209,540,654

Colombia 0.3%
Bancolombia S.A.	95,036	932,111
Ecopetrol S.A.	1,726,399	1,398,392
		2,330,503

Czech Republic 0.2%
CEZ A/S	36,086	1,546,847

Egypt 0.1%
Commercial International Bank Egypt S.A.E. GDR	309,259	694,286

Greece 0.4%
Alpha Services and Holdings S.A. *	974,923	1,097,415
Eurobank Ergasias Services & Holdings S.A., A Shares *	666,230	688,578
Hellenic Telecommunications Organization S.A.	51,329	987,470
		2,773,463

Hungary 0.4%
MOL Hungarian Oil & Gas plc	237,329	2,012,340
OTP Bank Nyrt *	26,178	780,874
		2,793,214

India 10.5%
Axis Bank Ltd. *	171,082	1,612,711
Bharat Petroleum Corp., Ltd.	439,907	2,070,190
Bharti Airtel Ltd. *	191,249	1,835,477
Coal India Ltd.	744,495	1,765,409
GAIL India Ltd.	567,203	1,172,593
Grasim Industries Ltd.	55,285	1,214,815
HCL Technologies Ltd.	106,772	1,495,506
Hero MotoCorp Ltd.	30,552	992,465
Hindalco Industries Ltd.	318,144	1,980,682
Hindustan Petroleum Corp., Ltd.	536,481	1,885,523
Hindustan Unilever Ltd.	30,778	894,214
Housing Development Finance Corp., Ltd.	85,853	2,477,026
ICICI Bank Ltd.	94,083	904,426
Indian Oil Corp., Ltd.	2,016,476	3,289,621
Infosys Ltd.	286,105	5,798,542
ITC Ltd.	433,687	1,461,704
JSW Steel Ltd.	121,984	1,148,108
Larsen & Toubro Ltd.	58,666	1,289,335
Mahindra & Mahindra Ltd.	128,764	1,542,626
Maruti Suzuki India Ltd.	17,013	1,703,954
NTPC Ltd.	1,151,425	2,337,054
Oil & Natural Gas Corp., Ltd.	2,038,576	4,224,755

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Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Power Finance Corp., Ltd.	490,996	751,170
Power Grid Corp. of India Ltd.	446,215	1,322,294
Rajesh Exports Ltd.	43,453	356,594
Reliance Industries Ltd.	289,173	10,477,439
State Bank of India	277,170	1,780,160
Sun Pharmaceutical Industries Ltd.	90,780	1,097,347
Tata Consultancy Services Ltd.	75,506	3,479,946
Tata Motors Ltd. *	521,504	2,951,162
Tata Motors Ltd., Class A *	114,739	321,424
Tata Steel Ltd.	138,152	2,268,339
Tech Mahindra Ltd.	55,239	902,170
Vedanta Ltd.	472,153	2,483,669
Wipro Ltd.	126,990	834,373
		72,122,823

Indonesia 2.2%
PT Astra International Tbk	5,921,400	3,091,809
PT Bank Central Asia Tbk	2,500,300	1,402,347
PT Bank Mandiri (Persero) Tbk	3,278,000	2,012,806
PT Bank Negara Indonesia (Persero) Tbk	1,810,300	1,143,476
PT Bank Rakyat Indonesia (Persero) Tbk	7,101,396	2,366,093
PT Telkom Indonesia (Persero) Tbk	11,642,900	3,710,436
PT United Tractors Tbk	547,300	1,142,961
		14,869,928

Kuwait 0.8%
Kuwait Finance House KSCP	384,540	1,234,365
Mobile Telecommunications Co. KSCP	582,101	1,294,313
National Bank of Kuwait SAKP	794,892	2,724,363
		5,253,041

Malaysia 1.9%
Axiata Group Berhad	1,293,613	1,042,973
CIMB Group Holdings Berhad	1,560,171	1,859,668
Genting Berhad	1,002,800	1,061,319
Malayan Banking Berhad	1,232,658	2,563,705
Petronas Chemicals Group Berhad	471,100	1,105,924
Public Bank Berhad	1,902,925	2,045,352
Tenaga Nasional Berhad	1,622,200	3,368,482
		13,047,423

Mexico 4.0%
Alfa S.A.B. de C.V., A Shares	2,131,200	1,427,658
America Movil S.A.B. de C.V., Series L	8,773,419	8,538,461
Cemex S.A.B. de C.V., Series CPO *	4,618,156	2,032,247
Fomento Economico Mexicano S.A.B. de C.V.	434,015	3,263,434
Grupo Bimbo S.A.B. de C.V., Series A	501,500	1,545,799
Grupo Financiero Banorte S.A.B. de C.V., O Shares	513,000	3,386,481
Grupo Mexico S.A.B. de C.V., Series B	528,836	2,475,408
Grupo Televisa S.A.B., Series CPO	481,217	893,269
Nemak S.A.B. de C.V. *	700,600	152,092
Orbia Advance Corp. S.A.B. de C.V.	291,800	702,099
Wal-Mart de Mexico S.A.B. de C.V.	853,837	3,019,277
		27,436,225

Qatar 0.7%
Ooredoo QPSC	490,984	1,009,674
Qatar Fuel QSC	148,634	748,119
Qatar National Bank QPSC	515,297	3,289,807
		5,047,600

SECURITY	NUMBER OF SHARES	VALUE ($)
Russia 0.4%
Alrosa PJSC (a)(b)	696,720	16,796
Gazprom PJSC (a)(b)	5,452,490	909,385
Inter RAO UES PJSC (a)(b)	21,815,401	17,428
LUKOIL PJSC (a)(b)	209,252	755,697
Magnit PJSC (a)(b)	28,652	24,897
MMC Norilsk Nickel PJSC (a)(b)	7,609	42,657
Mobile TeleSystems PJSC (a)(b)	362,852	23,902
Novatek PJSC (a)(b)	123,973	110,247
Novolipetsk Steel PJSC (a)(b)	307,610	16,167
Rosneft Oil Co. PJSC (a)(b)	656,612	141,721
ROSSETI PJSC (a)(b)	40,081,000	7,640
Sberbank of Russia PJSC (a)(b)	2,238,840	81,897
Severstal PAO (a)(b)	46,971	18,565
Sistema PJSFC (a)(b)	1,758,600	6,138
Surgutneftegas PJSC (a)(b)	3,138,805	49,040
Tatneft PJSC (a)(b)	636,092	167,114
VTB Bank PJSC (a)(b)	1,999,810,000	11,071
		2,400,362

Saudi Arabia 3.2%
Al Rajhi Bank	60,218	2,820,980
Banque Saudi Fransi	71,716	1,030,429
Riyad Bank	141,069	1,528,777
Saudi Arabian Oil Co.	216,999	2,593,091
Saudi Basic Industries Corp.	178,781	6,193,270
Saudi Electricity Co.	189,992	1,361,536
Saudi Telecom Co.	92,197	2,835,108
The Saudi National Bank	173,978	3,646,546
		22,009,737

South Africa 6.7%
Absa Group Ltd.	256,185	2,767,711
AngloGold Ashanti Ltd.	76,586	1,568,331
Aspen Pharmacare Holdings Ltd.	64,511	694,966
Barloworld Ltd.	136,652	992,149
Bid Corp., Ltd.	83,150	1,740,135
Exxaro Resources Ltd.	69,003	986,065
FirstRand Ltd.	962,911	4,146,949
Gold Fields Ltd.	132,964	1,801,604
Impala Platinum Holdings Ltd.	38,433	497,147
MTN Group Ltd.	564,871	5,991,019
MultiChoice Group	132,737	1,086,775
Naspers Ltd., N Shares	11,470	1,156,818
Nedbank Group Ltd.	147,106	2,054,243
Old Mutual Ltd.	1,557,692	1,249,657
Sanlam Ltd.	311,492	1,290,368
Sappi Ltd. *	424,604	1,554,549
Sasol Ltd. *	273,724	6,705,393
Shoprite Holdings Ltd.	117,938	1,703,500
Standard Bank Group Ltd.	425,919	4,513,679
The Bidvest Group Ltd.	86,620	1,187,439
Vodacom Group Ltd.	149,496	1,438,683
Woolworths Holdings Ltd.	263,442	986,206
		46,113,386

Taiwan 18.1%
Acer, Inc.	1,023,496	949,555
ASE Technology Holding Co., Ltd.	716,000	2,284,299
Asia Cement Corp.	462,000	750,764
Asustek Computer, Inc.	228,041	2,742,949
AU Optronics Corp.	3,653,800	2,087,009
Catcher Technology Co., Ltd.	301,000	1,472,881
Cathay Financial Holding Co., Ltd.	1,097,599	2,307,770

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Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Chailease Holding Co., Ltd.	80,000	635,744
Cheng Shin Rubber Industry Co., Ltd.	583,000	657,032
China Development Financial Holding Corp.	1,666,000	1,004,668
China Steel Corp.	2,201,198	2,666,464
Chunghwa Telecom Co., Ltd.	637,906	2,827,815
Compal Electronics, Inc.	3,348,305	2,512,502
CTBC Financial Holding Co., Ltd.	2,537,201	2,495,639
Delta Electronics, Inc.	214,590	1,791,308
E.Sun Financial Holding Co., Ltd.	935,261	1,068,183
Far Eastern New Century Corp.	1,387,817	1,406,847
Far EasTone Telecommunications Co., Ltd.	362,491	1,018,508
First Financial Holding Co., Ltd.	1,202,312	1,129,118
Formosa Chemicals & Fibre Corp.	956,442	2,575,852
Formosa Petrochemical Corp.	389,330	1,200,803
Formosa Plastics Corp.	767,732	2,729,321
Foxconn Technology Co., Ltd.	414,317	820,970
Fubon Financial Holding Co., Ltd.	1,090,749	2,738,779
Hon Hai Precision Industry Co., Ltd.	5,736,572	19,653,952
Hotai Motor Co., Ltd.	35,000	682,535
Innolux Corp.	4,135,357	1,883,095
Inventec Corp.	1,697,639	1,450,279
Largan Precision Co., Ltd.	13,050	740,555
Lite-On Technology Corp.	578,167	1,266,766
MediaTek, Inc.	81,838	2,256,108
Mega Financial Holding Co., Ltd.	1,270,340	1,785,852
Micro-Star International Co., Ltd.	137,000	553,217
Nan Ya Plastics Corp.	1,011,622	2,955,535
Novatek Microelectronics Corp.	45,000	595,286
Pegatron Corp.	1,495,264	3,542,472
Pou Chen Corp.	1,274,267	1,328,858
Powertech Technology, Inc.	221,000	694,398
President Chain Store Corp.	85,237	788,667
Quanta Computer, Inc.	777,500	2,189,835
Shin Kong Financial Holding Co., Ltd.	2,014,000	665,955
Synnex Technology International Corp.	559,850	1,457,120
Taiwan Cement Corp.	881,452	1,368,342
Taiwan Cooperative Financial Holding Co., Ltd.	921,000	885,656
Taiwan Mobile Co., Ltd.	262,196	963,278
Taiwan Semiconductor Manufacturing Co., Ltd.	1,275,803	23,069,892
Uni-President Enterprises Corp.	1,010,678	2,338,324
United Microelectronics Corp.	1,275,965	2,026,984
Walsin Lihwa Corp.	1,211,000	1,804,590
Wistron Corp.	2,090,682	2,014,178
WPG Holdings Ltd.	916,880	1,682,048
Yageo Corp.	62,000	836,847
Yuanta Financial Holding Co., Ltd.	1,163,840	1,024,403
		124,379,807

Thailand 3.3%
Advanced Info Service PCL NVDR	197,675	1,235,885
Bangkok Bank PCL NVDR	325,200	1,226,587
Charoen Pokphand Foods PCL NVDR	1,414,200	993,252
CP ALL PCL NVDR	736,400	1,388,436
Krung Thai Bank PCL NVDR	2,778,500	1,224,929
PTT Exploration & Production PCL NVDR	351,300	1,537,082
PTT Global Chemical PCL NVDR	1,032,700	1,497,225
PTT PCL NVDR	7,001,070	7,608,949
SCB X PCL NVDR	601,000	2,017,956
Thai Oil PCL NVDR	696,400	1,139,466
SECURITY	NUMBER OF SHARES	VALUE ($)
The Siam Cement PCL NVDR	248,100	2,666,565
		22,536,332

Turkey 1.8%
Akbank T.A.S.	2,151,448	1,292,470
BIM Birlesik Magazalar A/S	127,474	716,160
Eregli Demir ve Celik Fabrikalari T.A.S.	495,146	1,119,129
Haci Omer Sabanci Holding A/S	794,002	1,068,871
KOC Holding A/S	526,751	1,426,120
Turk Hava Yollari AO *	608,050	1,689,636
Turkcell Iletisim Hizmetleri A/S	764,893	1,114,763
Turkiye Garanti Bankasi A/S	1,591,770	1,605,894
Turkiye Is Bankasi A/S, Class C	1,403,232	995,136
Turkiye Petrol Rafinerileri A/S *	103,773	1,636,802
		12,664,981

United Arab Emirates 1.4%
Abu Dhabi Commercial Bank PJSC	476,023	1,315,885
Dubai Islamic Bank PJSC	406,318	710,717
Emaar Properties PJSC	1,178,851	2,033,343
Emirates Telecommunications Group Co. PJSC	285,548	2,731,198
First Abu Dhabi Bank PJSC	405,574	2,477,799
		9,268,942
Total Common Stocks (Cost $567,722,370)		648,768,669

PREFERRED STOCKS 5.1% OF NET ASSETS

Brazil 4.8%
Banco Bradesco S.A.	1,724,696	6,272,321
Centrais Eletricas Brasileiras S.A., B Shares	84,820	688,826
Cia Energetica de Minas Gerais	445,633	1,322,310
Cia Paranaense de Energia, B Shares	411,300	618,953
Gerdau S.A.	335,406	1,897,533
Itau Unibanco Holding S.A.	1,883,279	9,092,703
Metalurgica Gerdau S.A.	377,300	866,944
Petroleo Brasileiro S.A.	1,976,454	12,105,104
		32,864,694

Colombia 0.2%
Bancolombia S.A.	158,085	1,533,720

Russia 0.1%
Surgutneftegas PJSC (a)(b)	3,618,100	80,374
Tatneft PJSC (a)(b)	64,609	15,032
Transneft PJSC (a)(b)	3,251	341,731
		437,137
Total Preferred Stocks (Cost $36,261,121)		34,835,551

ISSUER	FACE AMOUNT	VALUE ($)
SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Time Deposits 0.4%
BNP Paribas SA
EUR
(0.78%), 05/02/22 (c)(d)	19,354	20,417

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Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

ISSUER	FACE AMOUNT	VALUE ($)
USD
0.13%, 05/02/22 (c)	2,820,013	2,820,013
Brown Brothers Harriman & Co.
HKD
0.00%, 05/03/22 (c)(d)	142,297	18,134
ZAR
4.00%, 05/03/22 (c)	2,439,939	154,500
		3,013,064
Total Short-Term Investments (Cost $3,013,064)		3,013,064
Total Investments in Securities (Cost $606,996,555)		686,617,284

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 06/17/22	66	3,489,420	25

*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions and therefore the ability of the fund to buy or sell these securities is uncertain.
(c)	The rate shown is the current daily overnight rate. Face amount is disclosed in local currency.
(d)	A zero or negative rate is the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
EUR —	Euro
HKD —	Hong Kong Dollar
USD —	U.S. Dollar
ZAR —	South African Rand

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Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$230,878,932	$—	$230,878,932
Brazil	47,042,206	—	—	47,042,206
Chile	4,896,909	—	—	4,896,909
China	1,434,677	205,564,355	2,541,622	209,540,654
Colombia	2,330,503	—	—	2,330,503
Egypt	694,286	—	—	694,286
Indonesia	4,853,397	10,016,531	—	14,869,928
Malaysia	5,517,379	7,530,044	—	13,047,423
Mexico	27,436,225	—	—	27,436,225
Qatar	5,047,600	—	—	5,047,600
Russia [2]	—	—	2,400,362	2,400,362
South Africa	5,952,708	40,160,678	—	46,113,386
Thailand	2,017,956	20,518,376	—	22,536,332
Turkey	10,879,950	1,785,031	—	12,664,981
United Arab Emirates	2,477,799	6,791,143	—	9,268,942
Preferred Stocks[1]
Brazil	32,864,694	—	—	32,864,694
Colombia	1,533,720	—	—	1,533,720
Russia [2]	—	—	437,137	437,137
Short-Term Investments[1]	—	3,013,064	—	3,013,064
Futures Contracts[3]	25	—	—	25
Total	$154,980,034	$526,258,154	$5,379,121	$686,617,309

[1]	As categorized in the Portfolio Holdings.
[2]	Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions and therefore the ability of the fund to buy or sell these securities is uncertain.
[3]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
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Schwab Fundamental Emerging Markets Large Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $606,996,555)		$686,617,284
Foreign currency, at value (cost $977,921)		976,410
Deposit with broker for futures contracts		385,744
Receivables:
Dividends		2,948,930
Fund shares sold		1,102,436
Investments sold		53,329
Variation margin on future contracts		18,678
Foreign tax reclaims		2,515
Income from securities on loan	+	1,214
Total assets		692,106,540
Liabilities
Payables:
Foreign capital gains tax		2,717,951
Fund shares redeemed		1,655,428
Investments bought		375,428
Investment adviser fees	+	237,112
Total liabilities		4,985,919
Net assets		$687,120,621
Net Assets by Source
Capital received from investors		$711,153,530
Total distributable loss	+	(24,032,909)
Net assets		$687,120,621

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$687,120,621		79,523,707		$8.64

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Schwab Fundamental Emerging Markets Large Company Index Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $1,134,527)		$11,822,136
Interest received from securities - unaffiliated		2,174
Securities on loan, net	+	30,594
Total investment income		11,854,904
Expenses
Investment adviser fees		1,351,079
Total expenses	–	1,351,079
Net investment income		10,503,825
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated (net of foreign capital gains tax paid of $568,775)		5,180,420
Net realized losses on futures contracts		(1,106,314)
Net realized losses on foreign currency transactions	+	(84,597)
Net realized gains		3,989,509
Net change in unrealized appreciation (depreciation) on securities - unaffiliated (net of change in foreign capital gains tax of $674,808)		(98,545,144)
Net change in unrealized appreciation (depreciation) on futures contracts		15,723
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(102,358)
Net change in unrealized appreciation (depreciation)	+	(98,631,779)
Net realized and unrealized losses		(94,642,270)
Decrease in net assets resulting from operations		($84,138,445)
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Schwab Fundamental Emerging Markets Large Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$10,503,825	$26,482,022
Net realized gains		3,989,509	10,993,707
Net change in unrealized appreciation (depreciation)	+	(98,631,779)	184,471,344
Increase (decrease) in net assets resulting from operations		($84,138,445)	$221,947,073
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($30,189,359)	($18,875,238)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		18,816,785	$174,006,125	19,964,352	$189,960,789
Shares reinvested		2,271,110	21,734,518	1,622,720	14,425,984
Shares redeemed	+	(10,660,306)	(101,944,021)	(25,791,975)	(249,940,985)
Net transactions in fund shares		10,427,589	$93,796,622	(4,204,903)	($45,554,212)
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		69,096,118	$707,651,803	73,301,021	$550,134,180
Total increase (decrease)	+	10,427,589	(20,531,182)	(4,204,903)	157,517,623
End of period		79,523,707	$687,120,621	69,096,118	$707,651,803
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Schwab Fundamental Index Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Fundamental US Large Company Index Fund	Schwab Target 2015 Fund
Schwab Fundamental US Small Company Index Fund	Schwab Target 2020 Fund
Schwab Fundamental International Large Company Index Fund	Schwab Target 2025 Fund
Schwab Fundamental International Small Company Index Fund	Schwab Target 2030 Fund
Schwab Fundamental Emerging Markets Large Company Index Fund	Schwab Target 2035 Fund
Schwab Fundamental Global Real Estate Index Fund	Schwab Target 2040 Fund
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2050 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2060 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Target 2065 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2010 Index Fund
Schwab International Index Fund®	Schwab Target 2015 Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2020 Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2025 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2030 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2035 Index Fund
Schwab International Opportunities Fund	Schwab Target 2040 Index Fund
Schwab Balanced Fund	Schwab Target 2045 Index Fund
Schwab Core Equity Fund	Schwab Target 2050 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2055 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2060 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2065 Index Fund
Schwab Health Care Fund	Schwab Monthly Income Fund - Moderate Payout
Schwab International Core Equity Fund	Schwab Monthly Income Fund - Enhanced Payout
Schwab Target 2010 Fund	Schwab Monthly Income Fund - Maximum Payout
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
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Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•   Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1 — quoted prices in active markets for identical securities— Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)— Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency
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Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)— Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2022 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender), may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of April 30, 2022, Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small Company Index Fund, Schwab Fundamental International Large Company Index Fund and Schwab Fundamental International Small Company Index Fund had securities on loan, all of which were classified as common stocks and warrants. The value of the securities on loan and the
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2. Significant Accounting Policies (continued):
related collateral as of April 30, 2022, if any, are disclosed in each fund’s Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are disclosed in each fund’s Statement of Assets and Liabilities.
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances, however, interest rates may be negative due to overnight rates at the central bank of the denominated currency. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed
Central Securities Depositories Regulation: Effective February 1, 2022, the Central Securities Depositories Regulation (CSDR) introduced new measures for the authorization and supervision of European Union Central Security Depositories and sets out to create a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund and Schwab Fundamental Emerging Markets Large Company Index Fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. At this time, management believes the adoption of CSDR will not have a material impact to the financial statements.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The Schwab Fundamental International Large Company Index Fund and Schwab Fundamental International Small Company Index Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. For additional details see Affiliates and Affiliated Transactions in financial note 4, Other Affiliated Transactions.
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year. To receive distributions, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes accrued as of April 30, 2022, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in an index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for a fund.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Concentration Risk. To the extent that a fund’s or its respective index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities may also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. Foreign securities may also include investments in variable interest entities (VIEs) structures, which are created by China-based operating companies in jurisdictions outside of China to obtain indirect financing due to Chinese regulations that prohibit non-Chinese ownership of those companies. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Derivatives Risk. Each fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Sampling Index Tracking Risk. To the extent a fund uses a sampling method, the fund may not fully replicate its respective index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Exchange Traded Funds (ETFs) Risk. Certain funds may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When a fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a proportionate share of the ETF’s expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF holds, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio securities.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Advisory Agreement between the investment adviser and the trust.
For its advisory services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND	SCHWAB FUNDAMENTAL US SMALL COMPANY INDEX FUND	SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND	SCHWAB FUNDAMENTAL INTERNATIONAL SMALL COMPANY INDEX FUND	SCHWAB FUNDAMENTAL EMERGING MARKETS LARGE COMPANY INDEX FUND
0.25%	0.25%	0.25%	0.39%	0.39%
The investment adviser has a licensing agreement with the Frank Russell Company to use certain Russell indices and trademarks in connection with the offering and operation of certain registered investment companies. The funds have entered into a sub-license agreement with the investment adviser pursuant to which the investment adviser has agreed to sub-license certain Russell indices and trademarks to the funds. The investment adviser pays all applicable licensing fees.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to the Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of April 30, 2022, as applicable:
	UNDERLYING FUNDS
	SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND	SCHWAB FUNDAMENTAL US SMALL COMPANY INDEX FUND	SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND	SCHWAB FUNDAMENTAL INTERNATIONAL SMALL COMPANY INDEX FUND	SCHWAB FUNDAMENTAL EMERGING MARKETS LARGE COMPANY INDEX FUND
Schwab MarketTrack All Equity Portfolio	1.5%	2.0%	3.1%	6.4%	5.6%
Schwab MarketTrack Balanced Portfolio	0.8%	0.9%	1.2%	2.5%	2.0%
Schwab MarketTrack Conservative Portfolio	0.3%	0.3%	0.4%	0.8%	0.7%
Schwab MarketTrack Growth Portfolio	1.6%	1.9%	2.4%	4.9%	4.1%
Schwab Target 2010 Fund	0.0%*	—%	—%	—%	—%
Schwab Target 2015 Fund	0.0%*	—%	—%	—%	—%
Schwab Target 2020 Fund	0.1%	—%	—%	—%	—%
Schwab Target 2025 Fund	0.1%	—%	—%	—%	—%
Schwab Target 2030 Fund	0.3%	—%	—%	—%	—%
Schwab Target 2035 Fund	0.3%	—%	—%	—%	—%
Schwab Target 2040 Fund	0.6%	—%	—%	—%	—%
Schwab Target 2045 Fund	0.1%	—%	—%	—%	—%
Schwab Target 2050 Fund	0.2%	—%	—%	—%	—%
Schwab Target 2055 Fund	0.1%	—%	—%	—%	—%
Schwab Target 2060 Fund	0.0%*	—%	—%	—%	—%
Schwab Target 2065 Fund	0.0%*	—%	—%	—%	—%

*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2(d) were non-routine expenses. The investment adviser agreed to pay these professional fees, on behalf of the funds, subject to reimbursement by the funds to the extent the funds are able to successfully recover taxes withheld in the future.
For the period ended April 30, 2022, the professional fees incurred by the Schwab Fundamental International Large Company Index Fund and Schwab Fundamental International Small Company Index Fund and paid by the investment adviser were $1,868 and $490, respectively, as shown in the Statement of Operations.
For the period ended October 31, 2021, the Schwab International Small Company Index Fund received a positive judgment of previously withheld foreign taxes from Finland. The Schwab International Small Company Index Fund has recorded a $141,664 (including $1,891 in interest) receivable while awaiting payment from Finland. In addition, the Schwab International Small Company Index Fund recorded a payable of $3,769 due to the investment adviser for professional fees that were subject to reimbursement. The above amounts are reflected in the Schwab International Small Company Index Fund’s Statement of Assets and Liabilities. Amounts recorded as receivable and payable will be extinguished upon receipt of payment from Finland.
For the period ended April 30, 2022, Schwab Fundamental International Large Company Index Fund and Schwab Fundamental International Small Company Index Fund did not recover any previously withheld foreign taxes and made no reimbursement to the investment adviser.
As of April 30, 2022, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the Schwab Fundamental International Large Company Index Fund and Schwab Fundamental International Small Company Index Fund to the investment adviser were $84,862 and $490, respectively.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended April 30, 2022, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab Fundamental US Large Company Index Fund	$147,282,460	$72,025,130	($2,023,030)
Schwab Fundamental US Small Company Index Fund	68,139,175	75,791,321	30,764,211
Schwab Fundamental International Large Company Index Fund	22,770,556	12,020,278	518,373
Schwab Fundamental International Small Company Index Fund	21,675,859	26,560,941	8,954,321
Schwab Fundamental Emerging Markets Large Company Index Fund	32,212,024	2,078,828	34,345

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds do not pay any interested or non-interested (independent trustees) trustees. The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), maturing on September 29, 2022. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 29, 2022. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
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Financial Notes, unaudited (continued)

7. Derivatives:
The funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The value and variation margin for futures contracts held at April 30, 2022 are presented in the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized gains (losses) and net change in unrealized appreciation (depreciation) on futures contracts are presented in the Statement of Operations, if any. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended April 30, 2022, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab Fundamental US Large Company Index Fund	$33,703,554	151
Schwab Fundamental US Small Company Index Fund	10,180,891	98
Schwab Fundamental International Large Company Index Fund	11,698,581	108
Schwab Fundamental International Small Company Index Fund	5,325,460	49
Schwab Fundamental Emerging Markets Large Company Index Fund	3,543,666	61

8. Purchases and Sales of Investment Securities:
For the period ended April 30, 2022, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Fundamental US Large Company Index Fund	$870,379,761	$418,276,869
Schwab Fundamental US Small Company Index Fund	525,170,998	399,768,587
Schwab Fundamental International Large Company Index Fund	306,547,052	102,910,536
Schwab Fundamental International Small Company Index Fund	131,024,936	137,582,092
Schwab Fundamental Emerging Markets Large Company Index Fund	166,136,790	94,282,334
During the period ended April 30, 2022, the following funds had transactions in connection with in-kind transactions:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab Fundamental US Large Company Index Fund	$—	$220,200,822
Schwab Fundamental US Small Company Index Fund	—	100,698,588
For the period ended April 30, 2022, where applicable, the funds realized net capital gains or losses resulting from in-kind redemptions. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized gains or losses on sales of in-kind redemptions for the period ended April 30, 2022, are disclosed in the funds’ Statements of Operations.

9. Federal Income Taxes:
As of April 30, 2022, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Fundamental US Large Company Index Fund	$4,042,903,744	$2,874,474,001	($69,789,359)	$2,804,684,642
Schwab Fundamental US Small Company Index Fund	1,389,524,509	442,120,498	(69,642,803)	372,477,695
Schwab Fundamental International Large Company Index Fund	1,399,470,849	157,468,190	(76,310,306)	81,157,884
Schwab Fundamental International Small Company Index Fund	560,830,468	87,944,741	(52,087,754)	35,856,987
Schwab Fundamental Emerging Markets Large Company Index Fund	659,236,325	112,585,986	(85,205,002)	27,380,984
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Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2021, the funds had capital loss carryforwards available as follows:

Schwab Fundamental US Large Company Index Fund	$—
Schwab Fundamental US Small Company Index Fund	—
Schwab Fundamental International Large Company Index Fund	29,187,856
Schwab Fundamental International Small Company Index Fund	—
Schwab Fundamental Emerging Markets Large Company Index Fund	57,668,575
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2022. The tax-basis components of distributions paid during the year ended October 31, 2021 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Fundamental US Large Company Index Fund	$121,671,839	$186,884,443
Schwab Fundamental US Small Company Index Fund	24,462,415	—
Schwab Fundamental International Large Company Index Fund	28,299,152	—
Schwab Fundamental International Small Company Index Fund	13,332,524	—
Schwab Fundamental Emerging Markets Large Company Index Fund	18,875,238	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of October 31, 2021, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended October 31, 2021, the funds did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Fundamental Index Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 103 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	103	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	103	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	103	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	103	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired.	103	Director (2008 – present), KLA-Tencor Corporation
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	103	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	103	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director and Chief Executive Officer (Oct. 2008 – present) and President (Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director (May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present), Chief Executive Officer (Aug. 2017 – present), and President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.	103	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Managing Director (Jan. 2022 – present), Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (Feb. 2018 – Apr. 2022), The Charles Schwab Corporation; Managing Director (May 2022 – present) and Senior Executive Vice President (July 2015 – May 2022), Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – Apr. 2020), Charles Schwab Bank, SSB; Director (Nov. 2017 – Apr. 2020), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present) and Chief Financial Officer (Feb. 2016 – Aug. 2017), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	103	None

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Director (Mar. 2019 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Managing Director (May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Director (July 2020 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Chief Executive Officer (Jan. 2022 – present) and Chief Investment Officer (Apr. 2011 – present), Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg US Aggregate Bond Index  An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
Fundamental Developed ex-U.S. Large Company Spliced Index  An internally calculated index comprised of the FTSE RAFI Developed ex-US 1000 Index from inception of the Schwab Fundamental International Large Company Index Fund until the close of business on October 18, 2012 and the Russell RAFI Developed ex US Large Company Index (Net) from October 19, 2012 forward, when the Fund began tracking the index. The FTSE RAFI Developed ex-US 1000 Index is composed of the largest 1,000 listed companies incorporated outside the United States, ranked by four fundamental financial measures of size: sales, cash flows, book value and dividends. The index is rebalanced and reconstituted annually.
Fundamental Developed ex-U.S. Small Company Spliced Index  An internally calculated index comprised of the FTSE RAFI Developed ex US Mid Small 1500 Index from inception of the Schwab Fundamental International Small Company Index Fund until the close of business on October 18, 2012 and the Russell RAFI Developed ex US Small Company Index (Net) from October 19, 2012 forward, when the Fund began tracking the index. The FTSE RAFI Developed ex US Mid Small 1500 Index is designed to track the performance of small- and mid-capitalization equities of companies domiciled in developed international markets (excluding the U.S.), selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities with the highest fundamental strength are weighted according to their fundamental scores. The fundamentally weighted portfolio is rebalanced and reconstituted annually.
Fundamental Emerging Markets Large Company Spliced Index  An internally calculated index comprised of the FTSE RAFI Emerging Index from inception of the Schwab Fundamental Emerging Markets Large Company Index Fund until the close of business on October 18, 2012 and the Russell RAFI Emerging Markets Large Company Index (Net) from October 19, 2012 forward, when the Fund began tracking the index. The FTSE RAFI Emerging Index is designed to track the performance of the largest emerging market equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities with the highest fundamental strength are weighted according to their fundamental scores. The fundamentally weighted portfolio is rebalanced and reconstituted annually.
Fundamental U.S. Large Company Spliced Index  An internally calculated index comprised of the FTSE RAFI US 1000 Index from inception of the Schwab Fundamental US Large Company Index Fund until the close of business on October 18, 2012 and the Russell RAFI US Large Company Index from October 19, 2012 forward, when the Fund began tracking the index. The FTSE RAFI US 1000 Index is designed to track the performance of the largest U.S. equities, selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. The 1,000 equities with the highest fundamental strength are weighted by their fundamental scale. The fundamentally weighted portfolio is rebalanced and reconstituted annually.
Fundamental U.S. Small Company Spliced Index  An internally calculated index comprised of the FTSE RAFI US Mid Small 1500 Index from inception of the Schwab Fundamental US Small Company Index Fund until the close of business on October 18, 2012 and the Russell RAFI US Small Company Index from October 19, 2012 forward, when the Fund began tracking the index. The FTSE RAFI US Mid Small 1500 Index is composed of approximately 1,500 listed small and medium sized companies incorporated in the United States, ranked by fundamental value. The fundamentally weighted portfolio is rebalanced and reconstituted annually.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.

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MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities  Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Growth Index  An index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 1000 Value Index  An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell RAFI Developed ex US Large Company Index (Net)  An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Developed ex US Small Company Index (Net)  An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores rank below the 87.5% threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the smallest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Emerging Markets Large Company Index (Net)  An index that ranks emerging market companies in the FTSE Global Total Cap Index by measures of fundamental size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the emerging companies in the FTSE Global Total Cap Index measures the performance of the investable securities in emerging countries globally.
Russell RAFI US Large Company Index  An index that ranks U.S. companies in the FTSE Global Total Cap Index. The Russell RAFI US Large Company Index includes only those securities that are members of the U.S. portion whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
Russell RAFI US Small Company Index  An index that ranks U.S. companies in the FTSE Global Total Cap Index. The Russell RAFI US Small Company Index includes only those securities that are members of the U.S. portion and rank below the 87.5% fundamental score threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
S&P Developed ex-U.S. Small Cap Index (Net)  An index composed of the stocks representing the lowest 15% of float-adjusted market cap in each developed market country, excluding the U.S. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Notes

Notes

Notes

Schwab Fundamental Index Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2022 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR37675-15
00274696

Semiannual Report  |  April 30, 2022
Schwab International Opportunities Fund

(formerly Laudus International MarketMasters FundTM)

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Schwab International Opportunities Fund
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by, and is the exclusive property of, MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab.
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Schwab International Opportunities Fund  |  Semiannual Report

Schwab International Opportunities Fund
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Return for the 6 Months Ended April 30, 2022
Schwab International Opportunities Fund[1] (Ticker Symbol: SWMIX)	-23.44%
MSCI EAFE® Index (Net)[2]	-11.80%
Fund Category: Morningstar Foreign Large Growth[3]	-21.68%
Performance Details	pages 6-7
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.
[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[2]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
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Schwab International Opportunities Fund  |  Semiannual Report

Schwab International Opportunities Fund
The Investment Environment

For the six-month reporting period ended April 30, 2022, international equity markets lost ground. U.S. and international equity markets exhibited strength through early January 2022 despite persisting COVID-19 pandemic-driven stresses on the global economy and the emergence and spread of the Omicron variant. However, beginning in early 2022, both U.S. and international equity markets declined in reaction to growing headwinds including accelerating inflation and an increasing likelihood of higher interest rates. In late February 2022, Russia’s invasion of Ukraine drove oil prices above $100 per barrel for the first time since 2014 and roiled stock markets around the world. The U.S. dollar rose against a basket of foreign currencies, ending the reporting period significantly stronger and generally reducing the returns of overseas investments in U.S. dollar terms. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned -9.65%. Among international markets, the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -11.80% for the reporting period, while the MSCI Emerging Markets Index (Net)* returned -14.15%.
The U.S. economy continued its recovery from the dramatic impact of the COVID-19 pandemic through the end of 2021, with U.S. gross domestic product (GDP) posting a 6.9% annualized growth rate for the fourth quarter of 2021 due to increasing inventories, exports, and personal consumption expenditures. However, amid fading government stimuli, ongoing supply chain disruptions, persisting inflation, and a widening U.S. trade deficit, GDP decreased at an annualized rate of -1.5% for the first quarter of 2022. Outside the United States, economies continued to wrestle with the fallout of the COVID-19 pandemic, including the emergence and spread of the Omicron variant, as well as steepening energy costs, rising inflation, and the war in Ukraine. After spiking to over $120 per barrel in early March 2022 as sanctions were imposed on Russian imports, oil prices ended the reporting period at just under $105 per barrel. The eurozone posted small gains in GDP growth for the fourth quarter of 2021 and the first quarter of 2022 but was heavily impacted by the war in Ukraine and associated spikes in commodity prices. The United Kingdom also posted positive GDP growth in the fourth quarter of 2021 and first quarter of 2022, driven, in part, by increases in COVID-19 testing and tracing and an expansion of its COVID-19 vaccination program. Japan’s economy expanded in the fourth quarter of 2021. Its rising growth was attributed to increases in household consumption and business investment amid a decline in COVID-19 cases and the easing of restrictions. Among emerging markets, China’s GDP
Asset Class Performance Comparison % returns during the 6 months ended April 30, 2022

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and Schwab Asset Management.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
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Schwab International Opportunities Fund  |  Semiannual Report

Schwab International Opportunities Fund
The Investment Environment (continued)

growth rate remained positive, increasing slightly for the first quarter of 2022 over the previous quarter. However, China faced multiple headwinds including the political landscape and an emphasis on domestic consumption over globalization, as well as a property downturn, supply chain issues, and growing COVID-19 outbreaks. India posted positive gains in GDP in the final quarter of 2021 on rising consumer demand and a rapid decline in COVID-19 cases.
Monetary policies around the world varied. In the United States, although the U.S. Federal Reserve (Fed) continued to maintain the federal funds rate in a range of 0.00% to 0.25% through much of the reporting period, its stance shifted as inflation continued to rise and indicators of economic activity and employment continued to strengthen. The Fed subsequently increased the federal funds rate by 0.25% in mid-March 2022, to a range of 0.25% to 0.50%, with expectations of multiple rate increases throughout the remainder of 2022 to achieve the Fed’s goal of a return to price stability. The European Central Bank held its policy rate at 0.00%, unchanged since March 2016, but accelerated the pace of reducing its asset purchase program, which it said could end in the third quarter of 2022 if inflation persists. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and indicated that it would maintain its ultra-loose monetary policy despite growing inflation, even as its global counterparts sought to exit from crisis-mode policies. The Bank of England, on the other hand, raised its key official bank rate three times during the reporting period, from 0.1% to 0.75%, citing inflationary pressures. Monetary policies in emerging markets were also mixed. China cut its interest rate twice over the reporting period. Indonesia and India maintained their low policy rates implemented in 2020 and 2021. Central banks in Mexico, Brazil, and Pakistan raised their rates multiple times over the reporting period, as a result of a stronger-than-expected recovery or to counteract the impacts of inflation. Russia, notably, raised its interest rate to 20% in late February 2022 amid the broadening fallout of Western sanctions in retaliation against Russia’s invasion of Ukraine, but subsequently reduced it twice.
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Schwab International Opportunities Fund  |  Semiannual Report

Schwab International Opportunities Fund
Fund Management

John Greves, CFA, Managing Director and Head of Multi-Asset Strategies, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2016, Mr. Greves worked at Russell Investment Management Company (Russell Investments) for 13 years, most recently as a portfolio manager for multi-asset solutions where he managed multiple target date funds, chaired the multi-asset advisory team, and co-authored papers on glide path methodology and benchmarking. Prior to that, he served in several roles for Russell Investments including associate portfolio manager for multi-asset solutions and senior portfolio analyst for multi-asset solutions.

Tony Creasy, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to his current role, he was a portfolio manager on the Multi-Asset Strategies Team, responsible for the daily management of several multi-asset portfolios. He also spent several years as lead analyst on the Schwab Asset Management Investment Manager Research Team. Prior to that, Mr. Creasy was an institutional investment analyst for Schwab’s retirement investment services group, providing mutual fund analysis to support the Schwab Focus List™.

Daniel Piquet, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab, Mr. Piquet spent two years as an analyst at Santander Asset Management providing sub-adviser oversight in the firm’s global multi-asset solutions team. Before that, he was a portfolio analyst with Natixis Global Asset Management, performing portfolio risk analysis as well as equity, fixed income, and alternative mutual fund research. He also spent six years at The Vanguard Group, including two years as an investment analyst.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the portion of the fund that is invested in accordance with a particular index. Prior to joining Schwab in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the portion of the fund that is invested in accordance with a particular index. Prior to joining Schwab in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in the risk management group as a risk analyst.
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Schwab International Opportunities Fund  |  Semiannual Report

Schwab International Opportunities Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Opportunities Fund (4/2/04)[3]	-23.44%	-20.72%	4.52%	6.11%
MSCI EAFE® Index (Net)[4]	-11.80%	-8.15%	4.77%	5.77%
Fund Category: Morningstar Foreign Large Growth[5]	-21.68%	-17.85%	6.30%	6.44%
Fund Expense Ratio[6]: 0.83%

Investment Managers and Allocations7
Investment Managers	Investment Style	% of Net Assets
American Century Investment Management, Inc.	International Small-Cap Growth	26.5%
Charles Schwab Investment Management, Inc., dba Schwab Asset Management[8]	International Large-Cap Developed	20.9%
Harris Associates L.P.	International Large-Cap Value	20.5%
Mondrian Investment Partners Limited	International Small-Cap Value	18.4%
Baillie Gifford Overseas Limited	International Growth	6.9%
Cash and other assets[9]		6.8%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing. See financial note 2 for more information.
[3]	The fund commenced operations on October 16, 1996 which became the Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund) Investor Shares. The Investor Shares were consolidated into Select Shares on February 26, 2019. The performance presented is that of the former Select Shares which commenced operations on April 2, 2004.
[4]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
[5]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[6]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
[7]	For more information about each of the investment manager’s investment styles, refer to the fund’s prospectus.
[8]	Charles Schwab Investment Management, Inc. manages a portion of the fund by primarily investing in stocks that are included in the FTSE Developed ex US Quality Factor Index. The Schwab International Opportunities Fund has been developed solely by Schwab Asset Management. Index Ownership – The fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the LSE Group). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the FTSE Developed ex US Quality Factor Index (the Index) vest in the relevant LSE Group company which owns the Index. “FTSE®” is a trade mark of the relevant LSE Group company and is used by any other LSE Group company under license.
[9]	Charles Schwab Investment Management, Inc. can allocate a portion of the fund to particular market sectors, such as emerging markets, utilizing securities, exchange-traded funds (ETFs) and/or other registered investment companies and may also directly manage additional portions of the fund during transitions between investment managers. Charles Schwab Investment Management, Inc. also manages the cash portion of the fund.
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Schwab International Opportunities Fund  |  Semiannual Report

Schwab International Opportunities Fund
Performance and Fund Facts as of April 30, 2022

Statistics1
Number of Holdings	1,187
Weighted Average Market Cap (millions)	$40,694
Price/Earnings Ratio (P/E)	13.7
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate	51% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Top Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets. Investing in emerging markets may accentuate these risks.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab International Opportunities Fund  |  Semiannual Report

Schwab International Opportunities Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2021 and held through April 30, 2022.
Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 11/1/21	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 4/30/22	EXPENSES PAID DURING PERIOD 11/1/21-4/30/22[2]
Schwab International Opportunities Fund
Actual Return	1.11%	$1,000.00	$ 765.60	$4.86
Hypothetical 5% Return	1.11%	$1,000.00	$1,019.29	$5.56

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab International Opportunities Fund  |  Semiannual Report

Schwab International Opportunities Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19[1]	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$30.60	$24.37	$22.89	$22.89	$26.96	$21.16
Income (loss) from investment operations:
Net investment income (loss)[2]	0.05	0.01	0.00 [3]	0.31	0.24	0.22
Net realized and unrealized gains (losses)	(6.43)	7.94	1.95	1.74	(3.09)	5.76
Total from investment operations	(6.38)	7.95	1.95	2.05	(2.85)	5.98
Less distributions:
Distributions from net investment income	(0.28)	—	(0.43)	(0.29)	(0.36)	(0.18)
Distributions from net realized gains	(4.10)	(1.72)	(0.04)	(1.76)	(0.86)	—
Total distributions	(4.38)	(1.72)	(0.47)	(2.05)	(1.22)	(0.18)
Net asset value at end of period	$19.84	$30.60	$24.37	$22.89	$22.89	$26.96
Total return	(23.44%) [4]	33.50%	8.56%	10.50%	(11.09%)	28.52%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.11% [5,6]	1.25%	1.25%	1.25%	1.25%	1.25%
Gross operating expenses	1.26% [6]	1.47%	1.51%	1.50%	1.51%	1.53%
Net investment income (loss)	0.38% [6]	0.05%	0.00% [7]	1.43%	0.92%	0.92%
Portfolio turnover rate	51% [4]	59%	65%	54%	69%	71%
Net assets, end of period (x 1,000,000)	$1,201	$1,495	$1,243	$1,413	$1,127	$1,229

*	Unaudited.
[1]	Effective February 26, 2019, the Investor Share class, and the Select Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Effective February 25, 2022, the contractual expense limitation changed. The ratio presented for the period ended April 30, 2022 is a blended ratio.
[6]	Annualized.
[7]	Less than 0.005%
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Schwab International Opportunities Fund  |  Semiannual Report
See financial notes

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 91.0% OF NET ASSETS

Argentina 0.7%
MercadoLibre, Inc. *	8,204	7,987,661

Australia 6.8%
Adbri Ltd.	12,432	25,372
AGL Energy Ltd.	10,410	63,281
ALS Ltd.	324,675	2,939,963
Altium Ltd.	64,904	1,462,110
Alumina Ltd.	79,518	100,113
Amcor plc	33,822	400,993
AMP Ltd. *	63,161	51,029
Ansell Ltd.	3,598	68,913
Appen Ltd.	546,646	2,497,047
Aristocrat Leisure Ltd.	11,061	256,641
ASX Ltd.	8,560	517,535
Aurizon Holdings Ltd.	44,955	126,958
Beach Energy Ltd.	54,515	62,153
BHP Group Ltd.	158,648	5,301,290
BlueScope Steel Ltd.	13,766	195,692
Boral Ltd.	9,646	24,063
Brambles Ltd.	361,494	2,669,386
carsales.com Ltd.	168,813	2,492,198
Centuria Office REIT	2,272,959	3,504,245
Challenger Ltd.	24,254	122,714
Charter Hall Group	15,828	170,110
Charter Hall Long Wale REIT	590,765	2,217,175
Cleanaway Waste Management Ltd.	1,198,035	2,685,441
Cochlear Ltd.	2,013	324,229
Coles Group Ltd.	26,162	343,995
Computershare Ltd.	27,939	492,566
Corporate Travel Management Ltd. *	206,399	3,723,973
Costa Group Holdings Ltd.	972,378	2,274,092
Crown Resorts Ltd. *	2,913	26,375
CSL Ltd.	13,057	2,491,930
CSR Ltd.	15,997	68,509
Deterra Royalties Ltd.	14,451	48,955
Dexus	33,855	264,698
Domino's Pizza Enterprises Ltd.	1,611	84,450
Downer EDI Ltd.	14,206	54,963
Endeavour Group Ltd.	33,199	181,733
Evolution Mining Ltd.	42,871	121,308
Fortescue Metals Group Ltd.	49,753	751,921
Goodman Group	61,315	1,020,520
Harvey Norman Holdings Ltd.	15,035	53,556
IDP Education Ltd.	135,500	2,513,715
IGO Ltd.	396,855	3,608,352
Iluka Resources Ltd.	7,140	55,927
Inghams Group Ltd.	1,375,077	2,977,153
InvoCare Ltd.	31,892	273,627
James Hardie Industries plc	14,408	415,357
JB Hi-Fi Ltd.	3,635	134,627
Lendlease Corp., Ltd.	11,072	94,847
Lynas Rare Earths Ltd. *	550,337	3,453,455
Magellan Financial Group Ltd.	10,502	118,809
SECURITY	NUMBER OF SHARES	VALUE ($)
Medibank Pvt Ltd.	206,680	464,439
Metcash Ltd.	501,589	1,683,820
Mineral Resources Ltd.	4,185	170,050
Mirvac Group	119,574	202,091
National Storage REIT	1,326,512	2,402,642
Newcrest Mining Ltd.	22,312	419,005
NEXTDC Ltd. *	307,201	2,385,061
Orica Ltd.	223,684	2,570,313
Origin Energy Ltd.	25,559	122,253
Orora Ltd.	27,427	76,860
OZ Minerals Ltd.	216,557	3,758,983
Perpetual Ltd.	3,820	87,821
Pinnacle Investment Management Group Ltd.	253,449	1,656,451
Platinum Asset Management Ltd.	25,224	33,006
Pro Medicus Ltd.	1,264	41,338
Qube Holdings Ltd.	25,448	52,587
REA Group Ltd.	1,717	153,822
Reece Ltd.	5,753	69,897
Rio Tinto Ltd.	11,547	913,413
Santos Ltd.	36,479	203,847
Seven Group Holdings Ltd.	2,221	30,987
Shopping Centres Australasia Property Group	1,590,512	3,404,083
Sims Ltd.	3,698	53,469
Sonic Healthcare Ltd.	14,270	368,540
South32 Ltd.	127,982	426,223
Stockland	72,279	209,206
Tabcorp Holdings Ltd.	36,494	139,561
Technology One Ltd.	340,618	2,457,981
Telstra Corp., Ltd.	85,125	241,640
The Star Entertainment Grp Ltd. *	16,565	36,587
Transurban Group	56,491	567,261
Treasury Wine Estates Ltd.	13,813	109,284
Washington H Soul Pattinson & Co., Ltd.	2,479	48,306
Wesfarmers Ltd.	29,271	1,012,867
Whitehaven Coal Ltd.	13,242	45,474
WiseTech Global Ltd.	2,404	74,531
Woodside Petroleum Ltd.	16,666	362,587
Woolworths Group Ltd.	24,052	650,680
Worley Ltd.	4,309	41,905
		81,676,935

Austria 0.0%
ANDRITZ AG	1,065	45,274
Raiffeisen Bank International AG	1,239	14,104
Telekom Austria AG *	2,982	21,261
Verbund AG	1,866	199,455
		280,094

Belgium 0.6%
Anheuser-Busch InBev S.A./N.V.	78,000	4,488,083
D'ieteren Group	392	62,921
Etablissements Franz Colruyt N.V.	1,146	42,082
Euronav N.V.	165,612	1,914,940
Proximus SADP	2,892	50,547

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Schwab International Opportunities Fund  |  Semiannual Report
See financial notes

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sofina S.A.	940	288,070
Solvay S.A.	885	83,223
Telenet Group Holding N.V.	812	24,200
UCB S.A.	1,622	184,377
Warehouses De Pauw CVA	3,508	134,953
		7,273,396

Brazil 1.5%
Embraer S.A., ADR *	138,689	1,576,894
Minerva S.A.	534,400	1,419,244
Multiplan Empreendimentos Imobiliarios S.A.	988,900	4,930,548
Petro Rio S.A. *	714,600	3,859,226
Santos Brasil Participacoes S.A.	1,384,300	1,985,191
SLC Agricola S.A.	174,200	1,864,283
TOTVS S.A.	445,900	2,883,408
		18,518,794

Canada 7.3%
Agnico-Eagle Mines Ltd.	3,937	229,174
Altus Group Ltd.	65,985	2,471,131
Aritzia, Inc. *	63,560	2,263,550
ATS Automation Tooling Systems, Inc. *	70,732	2,064,175
Barrick Gold Corp.	40,280	898,316
BCE, Inc.	5,695	302,782
Boralex, Inc., Class A	226,548	6,791,238
Brookfield Infrastructure Corp., Class A	53,812	3,816,347
Canadian National Railway Co.	15,427	1,814,277
Canadian Pacific Railway Ltd.	17,120	1,252,299
Canadian Tire Corp., Ltd., Class A	1,074	147,935
Canadian Utilities Ltd., Class A	1,907	57,330
Capstone Copper Corp. *	646,472	2,943,884
CGI, Inc. *	3,206	255,651
Colliers International Group, Inc.	13,507	1,491,432
Constellation Software, Inc.	503	791,656
Dollarama, Inc.	5,672	315,334
Enbridge, Inc.	32,305	1,409,737
Finning International, Inc.	53,407	1,502,455
Fortis, Inc.	7,294	354,920
Franco-Nevada Corp.	4,484	678,124
George Weston Ltd.	1,396	173,673
Hydro One Ltd.	6,026	162,911
IGM Financial, Inc.	4,806	152,300
Innergex Renewable Energy, Inc.	295,108	3,951,160
Intact Financial Corp.	6,453	902,762
Kinaxis, Inc. *	20,787	2,300,300
Laurentian Bank of Canada	68,755	2,091,043
Loblaw Cos., Ltd.	3,680	336,618
Magna International, Inc.	5,235	315,490
Mullen Group Ltd.	220,445	2,108,955
Nuvei Corp. *	47,571	2,659,695
Open Text Corp.	79,251	3,173,988
Pason Systems, Inc.	174,759	2,205,148
Pembina Pipeline Corp.	9,500	359,471
Restaurant Brands International, Inc.	38,612	2,204,359
Ritchie Bros. Auctioneers, Inc.	61,851	3,406,824
Rogers Communications, Inc., Class B	6,309	343,676
Saputo, Inc.	4,569	97,665
Shaw Communications, Inc., Class B	7,379	219,765
Shopify, Inc., Class A *	2,492	1,063,635
SNC-Lavalin Group, Inc.	91,293	2,030,313
Spin Master Corp. *	92,421	3,324,465
SSR Mining, Inc.	141,859	3,122,317
Stantec, Inc.	87,628	4,022,437
TC Energy Corp.	17,186	909,033
TFI International, Inc.	10,751	864,833
SECURITY	NUMBER OF SHARES	VALUE ($)
The Descartes Systems Group, Inc. *	25,341	1,573,937
Thomson Reuters Corp.	11,490	1,148,776
Tricon Residential, Inc.	294,661	4,264,000
Waste Connections, Inc.	5,633	777,127
Wheaton Precious Metals Corp.	10,545	472,643
Whitecap Resources, Inc.	617,496	5,061,482
		87,652,548

China 2.3%
Airtac International Group	107,297	2,911,844
Alibaba Group Holding Ltd. *	733,520	8,947,240
China Yongda Automobiles Services Holdings Ltd.	362,000	335,674
Meituan, B Shares *	278,000	5,956,538
NIO, Inc., ADR *	68,321	1,140,961
Tencent Holdings Ltd.	105,800	4,985,813
Trip.com Group Ltd. *	46,400	1,095,673
Vipshop Holdings Ltd., ADR *	295,023	2,259,876
		27,633,619

Denmark 2.0%
ALK-Abello A/S *	127,180	2,774,271
Ambu A/S, Class B	3,254	42,831
AP Moller - Maersk A/S, Class A	110	311,370
AP Moller - Maersk A/S, Class B	147	425,451
Carlsberg A/S, Class B	2,131	270,708
Coloplast A/S, Class B	4,392	591,728
Demant A/S *	1,762	77,428
DSV A/S	6,049	991,744
Genmab A/S *	8,541	3,003,369
GN Store Nord A/S	3,369	126,437
H. Lundbeck A/S	1,467	33,621
Jyske Bank A/S *	61,818	3,418,172
Novo Nordisk A/S, Class B	51,262	5,855,465
Novozymes A/S, B Shares	6,437	448,720
Orsted A/S	3,424	378,799
Pandora A/S	2,985	262,102
Rockwool A/S, B Shares	209	58,453
Royal Unibrew A/S	43,106	3,715,355
SimCorp A/S	1,241	86,878
Tryg A/S	15,603	370,994
Vestas Wind Systems A/S	19,908	507,674
		23,751,570

Finland 0.6%
Elisa Oyj	4,181	245,096
Fortum Oyj	12,255	203,750
Huhtamaki Oyj	23,886	902,897
Kesko Oyj, B Shares	6,721	169,211
Kojamo Oyj	4,361	86,754
Kone Oyj, B Shares	12,392	595,779
Metso Outotec Oyj	217,774	1,854,335
Neste Oyj	8,669	371,977
Nokian Renkaat Oyj	4,632	62,201
Orion Oyj, B Shares	3,537	138,730
QT Group Oyj *	9,391	818,197
UPM-Kymmene Oyj	59,659	2,063,741
Valmet Oyj	3,806	101,928
Wartsila Oyj Abp	11,525	92,544
		7,707,140

France 7.2%
Accor S.A. *	149,415	4,908,823
Air Liquide S.A.	9,183	1,588,735

11
Schwab International Opportunities Fund  |  Semiannual Report
See financial notes

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Alten S.A.	14,489	1,944,536
Amundi S.A.	2,118	127,355
Atos SE	1,762	42,925
BioMerieux	1,383	131,664
BNP Paribas S.A.	147,503	7,648,233
Capgemini SE	12,461	2,536,798
Carrefour S.A.	10,212	216,572
Cie Plastic Omnium S.A.	875	14,164
CNP Assurances	1,671	36,719
Coface S.A.	189,298	2,269,357
Compagnie Generale des Etablissements Michelin S.C.A.	3,782	468,438
Danone S.A.	62,000	3,749,218
Dassault Systemes SE	12,032	532,107
Edenred	28,834	1,448,106
Electricite de France S.A.	9,450	85,910
Elis S.A. *	198,436	2,845,820
Engie S.A.	28,029	330,755
EssilorLuxottica S.A.	5,322	906,058
Eurazeo SE	183	14,062
Gaztransport Et Technigaz S.A.	60,468	7,200,440
Hermes International	3,029	3,734,930
Ipsen S.A.	1,101	114,134
JCDecaux S.A. *	1,160	24,317
Kering S.A.	9,009	4,793,440
Korian S.A.	184,949	3,884,106
La Francaise des Jeux SAEM	2,931	109,446
Legrand S.A.	5,311	470,630
LISI	14,068	319,082
L'Oreal S.A.	10,960	3,987,356
LVMH Moet Hennessy Louis Vuitton SE	5,276	3,414,284
Orange S.A.	35,392	421,356
OVH Groupe SAS *	139,183	3,070,179
Publicis Groupe S.A.	75,372	4,525,084
Remy Cointreau S.A.	400	79,294
Rexel S.A. *	4,807	98,470
Rubis S.C.A.	87,756	2,334,090
Sanofi	24,867	2,628,315
Sartorius Stedim Biotech	531	173,759
Schneider Electric SE	9,116	1,307,865
SEB S.A.	493	59,203
SOITEC *	494	88,492
STMicroelectronics N.V.	16,311	602,645
Teleperformance	1,477	530,112
UbiSoft Entertainment S.A. *	2,317	104,758
Valeo S.A.	156,013	2,836,490
Verallia S.A.	130,465	3,586,395
Worldline S.A. *	121,200	4,768,514
		87,113,541

Germany 9.3%
1&1 AG	1,081	22,780
adidas AG	14,700	2,964,390
Allianz SE	33,770	7,619,663
BASF SE	19,059	1,003,704
Bayer AG	130,723	8,610,860
Bayerische Motoren Werke AG	81,600	6,663,926
Bechtle AG	1,563	72,226
Befesa S.A.	58,646	3,662,501
Beiersdorf AG	2,879	289,168
Brenntag SE	3,611	278,637
Carl Zeiss Meditec AG, Class B	1,062	133,392
Continental AG *	85,238	5,842,307
CTS Eventim AG & Co., KGaA *	51,452	3,531,463
Daimler Truck Holding AG *	138,497	3,724,838
Delivery Hero SE *	86,720	3,048,464
Deutsche Post AG	22,239	950,105
SECURITY	NUMBER OF SHARES	VALUE ($)
Deutsche Wohnen SE	1,160	33,222
Duerr AG	65,921	1,713,270
DWS Group GmbH & Co. KGaA	2,129	70,062
E.ON SE	60,319	627,737
Evonik Industries AG	3,749	98,060
Fielmann AG	70,781	3,578,118
Fresenius Medical Care AG & Co. KGaA	76,193	4,738,202
Fresenius SE & Co. KGaA	134,349	4,748,962
Friedrich Vorwerk Group SE *	70,269	2,082,583
FUCHS PETROLUB SE	1,104	29,426
GEA Group AG	5,335	207,673
Gerresheimer AG	31,782	2,207,652
HeidelbergCement AG	2,667	153,639
Hella GmbH & Co. KGaA	528	33,334
HelloFresh SE *	5,339	225,061
Henkel AG & Co. KGaA	56,547	3,588,536
HOCHTIEF AG	302	18,277
Hugo Boss AG	28,748	1,612,271
JOST Werke AG	25,608	990,502
K&S AG *	95,004	3,190,993
Knorr-Bremse AG	1,175	83,795
LANXESS AG	2,128	82,260
LEG Immobilien SE	2,574	263,913
Mercedes-Benz Group AG	100,194	6,993,658
Merck KGaA	2,833	525,599
METRO AG *	3,979	34,951
Nemetschek SE	1,290	102,367
Norma Group SE	81,471	2,009,877
Novem Group S.A. *	187,163	1,540,092
Puma SE	1,629	119,860
QIAGEN N.V. *	4,667	215,228
Rational AG	106	64,665
Rheinmetall AG	827	186,426
RTL Group S.A. *	931	48,410
RWE AG	20,299	842,802
SAP SE	70,029	7,097,155
Sartorius AG	28	9,291
Siemens AG	23,500	2,889,442
Siemens Energy AG	9,010	173,553
Siemens Healthineers AG	6,306	337,181
Stabilus S.A.	40,813	1,922,347
Symrise AG	2,767	329,257
Talanx AG	597	24,823
Telefonica Deutschland Holding AG	17,211	51,763
ThyssenKrupp AG *	457,500	3,508,581
Uniper SE	1,842	47,348
United Internet AG	2,010	64,663
Vantage Towers AG	664	22,577
Varta AG	483	45,192
Vonovia SE (a)	16,068	640,165
Wacker Chemie AG	401	63,626
Zalando SE *	82,734	3,255,273
		111,962,144

Hong Kong 1.9%
ASM Pacific Technology Ltd.	230,300	2,320,913
BOC Aviation Ltd.	2,600	20,395
Budweiser Brewing Co. APAC Ltd.	33,800	84,101
Cafe de Coral Holdings Ltd.	1,848,000	2,901,315
Chow Tai Fook Jewellery Group Ltd. *	42,400	71,093
CK Asset Holdings Ltd.	33,500	227,101
CK Hutchison Holdings Ltd.	33,000	231,592
CK Infrastructure Holdings Ltd.	10,000	67,234
CLP Holdings Ltd.	25,000	243,959
ESR Cayman Ltd. *	36,800	111,710
Haitong International Securities Group Ltd.	47,000	7,440

12
Schwab International Opportunities Fund  |  Semiannual Report
See financial notes

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Henderson Land Development Co., Ltd.	18,000	72,792
HKBN Ltd.	2,848,483	3,327,990
Hong Kong & China Gas Co., Ltd.	156,000	172,056
Hong Kong Exchanges & Clearing Ltd.	50,200	2,129,433
Huabao International Holdings Ltd.	15,000	8,184
Jardine Matheson Holdings Ltd.	3,000	159,390
Johnson Electric Holdings Ltd.	10,500	11,923
JS Global Lifestyle Co., Ltd.	15,000	17,795
Kerry Logistics Network Ltd.	7,000	16,098
Kerry Properties Ltd.	10,500	28,393
Lenovo Group Ltd.	110,000	106,810
L'Occitane International S.A.	9,750	30,562
Man Wah Holdings Ltd.	25,200	23,585
Minth Group Ltd.	12,000	28,275
Nexteer Automotive Group Ltd.	17,000	9,601
PCCW Ltd.	63,000	35,694
Power Assets Holdings Ltd.	33,500	225,624
Prada S.p.A.	5,000	31,111
Samsonite International S.A. *	1,113,600	2,440,527
SITC International Holdings Co., Ltd.	30,000	99,734
Sun Hung Kai Properties Ltd.	23,500	270,652
SUNeVision Holdings Ltd.	4,391,000	3,647,909
Swire Pacific Ltd., A Shares	7,000	39,871
Swire Properties Ltd.	10,000	23,966
Techtronic Industries Co., Ltd.	28,000	373,747
The Bank of East Asia Ltd.	18,744	27,736
The Wharf Holdings Ltd.	16,000	46,878
Tingyi Cayman Islands Holding Corp.	40,000	73,006
Uni-President China Holdings Ltd.	24,000	21,031
United Energy Group Ltd.	136,000	15,994
Vitasoy International Holdings Ltd.	18,000	32,635
VTech Holdings Ltd.	4,400	31,125
Want Want China Holdings Ltd.	117,000	105,612
WH Group Ltd.	162,000	111,877
Xinyi Glass Holdings Ltd.	38,000	84,087
Yue Yuen Industrial Holdings Ltd. *	1,482,500	2,180,587
		22,349,143

India 1.6%
Axis Bank Ltd. *	240,624	2,268,252
Max Healthcare Institute Ltd. *	847,509	4,561,341
Prestige Estates Projects Ltd.	476,127	2,927,643
Varun Beverages Ltd.	305,062	4,307,084
WNS Holdings Ltd., ADR *	72,033	5,645,226
		19,709,546

Ireland 0.6%
Glanbia plc	230,750	2,770,231
Kerry Group plc, Class A	2,591	287,004
Kingspan Group plc	3,601	335,206
Ryanair Holdings plc ADR *	43,821	3,826,450
		7,218,891

Israel 0.5%
Airport City Ltd. *	1,132	25,201
Alony Hetz Properties & Investments Ltd.	1,663	27,217
Amot Investments Ltd.	120,156	912,081
Azrieli Group Ltd.	502	43,121
Bezeq The Israeli Telecommunication Corp., Ltd. *	53,109	84,193
Big Shopping Centers Ltd.	90	13,601
Elbit Systems Ltd.	503	109,185
Electra Ltd.	45	30,879
Enlight Renewable Energy Ltd. *	6,614	14,190
SECURITY	NUMBER OF SHARES	VALUE ($)
Gav-Yam Lands Corp., Ltd.	2,096	23,069
Harel Insurance Investments & Financial Services Ltd.	3,520	43,144
ICL Group Ltd.	16,305	176,816
Inmode Ltd. *	10,871	272,971
Kornit Digital Ltd. *	6,893	458,385
Maytronics Ltd.	1,507	26,758
Mivne Real Estate KD Ltd.	18,518	69,383
Nice Ltd. *	1,967	408,997
Nova Ltd. *	746	71,537
Nova Measuring Instruments Ltd. *	32,084	3,163,803
Shapir Engineering and Industry Ltd.	2,995	28,022
Shikun & Binui Ltd. *	3,433	20,239
Shufersal Ltd.	3,672	30,895
Strauss Group Ltd.	1,244	33,254
Teva Pharmaceutical Industries Ltd. *	18,133	159,752
The First International Bank of Israel Ltd.	1,500	62,989
The Israel Corp., Ltd. *	81	45,511
The Phoenix Holdings Ltd.	4,190	52,712
Tower Semiconductor Ltd. *	2,098	100,893
		6,508,798

Italy 2.2%
A2A S.p.A.	23,432	40,035
Amplifon S.p.A.	2,187	87,250
Autogrill S.p.A. *	516,346	3,834,332
Banca Mediolanum S.p.A.	3,240	23,520
Brembo S.p.A.	31,528	315,557
Buzzi Unicem S.p.A.	2,916	54,000
Davide Campari-Milano N.V.	9,290	104,821
De'Longhi S.p.A.	1,346	32,640
DiaSorin S.p.A.	787	103,091
Esprinet S.p.A.	203,736	1,881,711
Ferrari N.V.	20,277	4,269,419
Hera S.p.A.	16,419	61,236
Intercos S.p.A. *	136,934	1,919,397
Interpump Group S.p.A.	1,858	75,118
Intesa Sanpaolo S.p.A. (b)	3,666,500	7,471,288
Intesa Sanpaolo S.p.A. (b)	41,400	84,413
Italgas S.p.A.	10,456	67,699
Iveco Group N.V. *	25,338	149,073
Leonardo S.p.A. *	309,478	3,184,958
Moncler S.p.A.	4,865	253,436
Pirelli & C S.p.A.	7,282	36,090
Recordati Industria Chimica e Farmaceutica S.p.A.	2,388	115,074
Reply S.p.A.	657	96,722
Telecom Italia S.p.A.	212,787	62,138
Tenaris S.A.	12,235	186,978
Terna - Rete Elettrica Nazionale	29,744	242,595
Unipol Gruppo S.p.A.	298,444	1,627,301
UnipolSai Assicurazioni S.p.A.	6,475	18,213
		26,398,105

Japan 11.3%
ABC-Mart, Inc.	700	29,029
Acom Co., Ltd.	26,500	68,151
Activia Properties, Inc.	9	28,760
Advance Residence Investment Corp.	22	60,435
Advantest Corp.	5,100	348,065
AEON REIT Investment Corp.	27	30,999
AGC, Inc.	3,500	131,213
Aica Kogyo Co., Ltd.	1,600	37,037
Ain Holdings, Inc.	800	35,884
Air Water, Inc.	3,300	43,801
Aisin Corp.	2,600	75,531

13
Schwab International Opportunities Fund  |  Semiannual Report
See financial notes

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Amada Co., Ltd.	9,800	76,097
Amano Corp.	2,300	44,278
Anritsu Corp.	4,500	56,585
Aozora Bank Ltd.	1,500	30,031
Ariake Japan Co., Ltd.	600	24,073
As One Corp.	600	31,856
Asahi Kasei Corp.	23,700	194,451
Asics Corp.	123,000	1,940,540
Astellas Pharma, Inc.	37,600	572,487
Azbil Corp.	4,100	124,485
Bandai Namco Holdings, Inc.	5,000	338,514
BayCurrent Consulting, Inc.	19,000	6,229,476
Benefit One, Inc.	2,100	31,841
Benesse Holdings, Inc.	900	15,747
Bic Camera, Inc.	2,000	16,881
BIPROGY, Inc.	1,300	32,844
Bridgestone Corp.	11,900	436,179
Brother Industries Ltd.	4,200	72,994
Calbee, Inc.	1,900	34,034
Capcom Co., Ltd.	6,100	160,961
Casio Computer Co., Ltd.	4,100	42,516
Chubu Electric Power Co., Inc.	13,900	140,321
Chugai Pharmaceutical Co., Ltd.	17,200	515,400
COMSYS Holdings Corp.	3,500	72,668
Comture Corp.	135,600	2,928,872
Cosmos Pharmaceutical Corp.	500	46,094
Credit Saison Co., Ltd.	2,000	22,527
Daicel Corp.	7,700	47,070
Daifuku Co., Ltd.	3,042	187,048
Daiichi Sankyo Co., Ltd.	33,800	851,047
Daikin Industries Ltd.	5,600	855,778
Daio Paper Corp.	1,500	17,886
Daito Trust Construction Co., Ltd.	2,100	202,255
Daiwa Office Investment Corp.	4	22,645
Dena Co., Ltd.	1,800	26,089
Denka Co., Ltd.	1,600	42,893
DIC Corp.	1,500	28,603
Digital Arts, Inc.	62,700	3,503,038
Disco Corp.	900	220,275
Dowa Holdings Co., Ltd.	700	29,778
Ebara Corp.	2,800	128,597
Electric Power Development Co., Ltd.	3,500	47,960
en-japan, Inc.	188,700	4,433,679
Exeo Group, Inc.	1,599	26,620
Ezaki Glico Co., Ltd.	800	22,935
Fancl Corp.	1,900	36,372
FANUC Corp.	6,000	919,368
FP Corp.	1,200	27,141
Fujitsu General Ltd.	1,600	28,439
Fukuoka Financial Group, Inc.	1,600	29,234
Fukuyama Transporting Co., Ltd.	500	13,995
Fuyo General Lease Co., Ltd.	300	16,231
GMO Financial Gate, Inc.	20,200	1,981,360
GMO Payment Gateway, Inc.	1,400	117,460
Goldwin, Inc.	900	45,142
GS Yuasa Corp.	1,400	24,276
GungHo Online Entertainment, Inc.	1,300	26,523
H.U. Group Holdings, Inc.	700	15,598
Hamamatsu Photonics K.K.	3,800	170,024
Haseko Corp.	3,700	40,541
Hino Motors Ltd.	4,500	23,229
Hirogin Holdings, Inc.	3,000	14,781
Hirose Electric Co., Ltd.	700	88,812
Hisamitsu Pharmaceutical Co., Inc.	1,400	38,355
Hitachi Construction Machinery Co., Ltd.	1,300	29,434
Hitachi Metals Ltd. *	3,700	57,737
Hitachi Transport System Ltd.	800	52,512
Horiba Ltd.	900	43,788
SECURITY	NUMBER OF SHARES	VALUE ($)
Hoshizaki Corp.	1,500	95,013
House Foods Group, Inc.	2,000	46,809
Hoya Corp.	9,100	903,103
Hulic Co., Ltd.	6,200	52,349
IHI Corp.	148,600	3,369,470
Iida Group Holdings Co., Ltd.	4,600	73,161
Industrial & Infrastructure Fund Investment Corp.	33	47,351
Infomart Corp.	396,500	1,974,710
Information Services International-Dentsu Ltd.	500	14,359
INFRONEER Holdings, Inc.	5,900	42,976
Inpex Corp.	15,400	183,232
Insource Co., Ltd.	140,500	2,392,909
Internet Initiative Japan, Inc.	1,100	34,332
Invincible Investment Corp.	8,896	2,900,780
Isuzu Motors Ltd.	12,000	139,989
Itochu Techno-Solutions Corp.	1,800	42,148
Itoham Yonekyu Holdings, Inc.	4,100	20,635
Iwatani Corp.	1,034	41,140
Izumi Co., Ltd.	700	15,214
J. Front Retailing Co., Ltd.	3,200	23,980
Japan Logistics Fund, Inc.	23	56,132
Japan Prime Realty Investment Corp.	15	45,506
Japan Real Estate Investment Corp.	21	101,637
Japan Tobacco, Inc.	28,900	491,641
JCR Pharmaceuticals Co., Ltd.	1,500	27,877
JEOL Ltd.	58,600	2,631,641
JGC Holdings Corp.	2,600	29,422
JMDC, Inc. *	71,800	3,462,441
JSR Corp.	4,700	127,629
JTEKT Corp.	1,900	13,247
Justsystems Corp.	1,000	43,463
Kadokawa Corp.	1,000	25,068
Kagome Co., Ltd.	1,700	42,544
Kajima Corp.	9,300	103,644
Kakaku.com, Inc.	3,100	64,920
Kaken Pharmaceutical Co., Ltd.	706	21,393
Kamigumi Co., Ltd.	3,200	54,332
Kandenko Co., Ltd.	2,600	16,488
Kaneka Corp.	1,500	40,136
Kansai Paint Co., Ltd.	3,800	52,333
Kao Corp.	11,500	460,902
KDDI Corp.	54,800	1,814,685
Keihan Holdings Co., Ltd.	900	19,197
Kenedix Office Investment Corp.	6	31,360
Kewpie Corp.	1,600	26,947
Keyence Corp.	5,500	2,211,023
Kikkoman Corp.	4,200	236,045
Kinden Corp.	3,700	43,843
Kobayashi Pharmaceutical Co., Ltd.	1,200	81,834
Kobe Bussan Co., Ltd.	1,300	31,693
Kobe Steel Ltd.	4,300	18,642
Koei Tecmo Holdings Co., Ltd.	1,500	45,998
Koito Manufacturing Co., Ltd.	2,900	106,414
Kokuyo Co., Ltd.	2,600	33,863
Komatsu Ltd.	85,400	1,922,053
Konami Holdings Corp.	3,000	184,480
Kose Corp.	800	82,129
K's Holdings Corp.	5,200	51,496
Kuraray Co., Ltd.	8,500	67,981
Kurita Water Industries Ltd.	3,100	105,761
Kyowa Kirin Co., Ltd.	7,800	164,399
Kyudenko Corp.	118,800	2,694,130
Kyushu Electric Power Co., Inc.	9,100	57,115
LaSalle Logiport REIT	32	43,293
Lasertec Corp.	2,500	334,003
Lawson, Inc.	900	33,102

14
Schwab International Opportunities Fund  |  Semiannual Report
See financial notes

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Lintec Corp.	1,700	31,667
Lion Corp.	7,600	78,306
Lixil Corp.	4,700	82,665
M3, Inc.	101,800	3,250,875
Mabuchi Motor Co., Ltd.	1,600	42,734
Makita Corp.	7,100	209,854
Mani, Inc.	1,600	18,272
Maruichi Steel Tube Ltd.	2,000	42,685
MatsukiyoCocokara & Co.	103,500	3,421,227
Mebuki Financial Group, Inc.	8,900	17,920
Medipal Holdings Corp.	2,100	34,584
Meidensha Corp.	53,900	976,085
MEIJI Holdings Co., Ltd.	3,000	149,541
Menicon Co., Ltd.	98,200	2,097,494
MISUMI Group, Inc.	8,400	210,624
Mitsubishi Electric Corp.	54,000	565,612
Mitsubishi Gas Chemical Co., Inc.	4,600	67,174
Mitsubishi Logistics Corp.	1,400	32,267
Mitsubishi Materials Corp.	1,600	25,029
Mitsui Chemicals, Inc.	3,100	70,828
Mitsui Fudosan Logistics Park, Inc.	7	30,012
Mitsui Mining & Smelting Co., Ltd.	900	22,757
Miura Co., Ltd.	3,100	64,752
MonotaRO Co., Ltd.	7,100	121,964
Mori Hills Reit Investment Corp.	21	23,817
Morinaga & Co., Ltd.	800	24,807
Morinaga Milk Industry Co., Ltd.	600	24,163
Murata Manufacturing Co., Ltd.	12,700	757,015
Musashi Seimitsu Industry Co., Ltd.	157,600	1,601,618
Nabtesco Corp.	3,100	70,704
Nagase & Co., Ltd.	1,900	27,227
Nankai Electric Railway Co., Ltd.	1,400	24,994
NEC Networks & System Integration Corp.	2,400	34,078
NET One Systems Co., Ltd.	800	19,090
Nexon Co., Ltd.	12,200	277,807
Nextage Co., Ltd.	188,900	2,887,042
NGK Insulators Ltd.	5,300	71,294
NGK Spark Plug Co., Ltd.	3,100	47,570
Nichirei Corp.	1,600	29,377
Nifco, Inc.	101,700	2,147,277
Nihon Kohden Corp.	1,700	40,810
Nihon M&A Center Holdings, Inc.	20,300	249,970
Nintendo Co., Ltd.	3,500	1,597,367
Nippon Accommodations Fund, Inc.	8	39,391
Nippon Electric Glass Co., Ltd.	2,000	40,261
Nippon Express Holdings, Inc.	1,300	76,220
Nippon Gas Co., Ltd.	242,800	3,445,416
Nippon Kayaku Co., Ltd.	5,000	43,577
Nippon Paint Holdings Co., Ltd.	16,700	132,286
Nippon Sanso Holdings Corp.	2,100	37,791
Nippon Shinyaku Co., Ltd.	1,200	81,161
Nippon Shokubai Co., Ltd.	700	28,162
Nippon Telegraph & Telephone Corp.	35,700	1,052,055
Nishi-Nippon Railroad Co., Ltd.	700	14,003
Nissan Chemical Corp.	4,414	233,159
Nisshin Seifun Group, Inc.	4,000	53,323
Nissin Foods Holdings Co., Ltd.	1,800	125,213
Nitori Holdings Co., Ltd.	1,900	195,471
Nitto Denko Corp.	4,700	315,468
Noevir Holdings Co., Ltd.	500	19,605
NOF Corp.	2,200	82,576
NOK Corp.	1,900	16,166
Nomura Real Estate Holdings, Inc.	1,400	34,112
OBIC Business Consultants Co., Ltd.	700	25,159
Obic Co., Ltd.	1,700	251,157
Oji Holdings Corp.	14,400	68,213
OKUMA Corp.	800	28,593
SECURITY	NUMBER OF SHARES	VALUE ($)
Omron Corp.	3,200	188,653
Ono Pharmaceutical Co., Ltd.	8,600	220,939
Open House Co., Ltd.	57,200	2,213,334
Oracle Corp.	700	44,983
Orix JREIT, Inc.	43	58,124
Osaka Gas Co., Ltd.	9,000	162,211
OSG Corp.	1,700	21,356
Otsuka Corp.	1,900	62,267
Otsuka Holdings Co., Ltd.	9,000	302,422
PALTAC Corp.	116,200	4,235,257
Park24 Co., Ltd. *	1,500	21,361
Penta-Ocean Construction Co., Ltd.	3,900	19,083
PeptiDream, Inc. *	2,800	45,161
Persol Holdings Co., Ltd.	3,400	67,455
Pigeon Corp.	3,400	57,987
Pola Orbis Holdings, Inc.	2,500	28,823
Prestige International, Inc.	409,000	1,965,459
Rakus Co. Ltd.	2,700	33,091
Recruit Holdings Co., Ltd.	31,800	1,153,755
Relo Group, Inc.	2,300	32,855
Rengo Co., Ltd.	3,500	20,722
RENOVA, Inc. *	1,300	16,017
Resorttrust, Inc.	1,100	18,506
Ricoh Co., Ltd.	11,100	81,051
Rinnai Corp.	1,100	70,311
Rohto Pharmaceutical Co., Ltd.	2,000	53,409
Sankyo Co., Ltd.	1,200	34,530
Sankyu, Inc.	900	27,440
Sansan, Inc. *	1,100	10,495
Santen Pharmaceutical Co., Ltd.	6,000	48,808
Sanwa Holdings Corp.	5,916	53,896
SCREEN Holdings Co., Ltd.	700	57,210
SCSK Corp.	1,500	23,847
Secom Co., Ltd.	6,000	422,127
Seino Holdings Co., Ltd.	3,900	31,859
Sekisui Chemical Co., Ltd.	6,200	83,955
Sekisui House Ltd.	11,544	200,495
Sekisui House REIT, Inc.	55	32,183
Seven Bank Ltd.	18,000	33,648
SG Holdings Co., Ltd.	14,400	253,767
Sharp Corp.	1,800	15,230
SHIFT, Inc. *	100	18,950
Shikoku Electric Power Co., Inc.	2,800	16,099
Shimadzu Corp.	8,600	281,152
Shimamura Co., Ltd.	700	62,082
Shimano, Inc.	2,500	442,961
Shin-Etsu Chemical Co., Ltd.	12,800	1,759,162
Shinko Electric Industries Co., Ltd.	1,500	64,658
Shinsei Bank Ltd.	1,000	17,536
Shionogi & Co., Ltd.	6,300	350,443
SHO-BOND Holdings Co., Ltd.	61,300	2,576,438
SMC Corp.	1,800	871,596
SMS Co., Ltd.	1,400	32,856
Sohgo Security Services Co., Ltd.	1,700	47,224
Sony Group Corp.	31,300	2,701,222
Square Enix Holdings Co., Ltd.	2,600	103,807
Stanley Electric Co., Ltd.	3,800	65,524
Subaru Corp.	11,000	166,922
Sugi Holdings Co., Ltd.	1,100	47,146
Sumitomo Bakelite Co., Ltd.	800	26,249
Sumitomo Chemical Co., Ltd.	29,800	126,716
Sumitomo Heavy Industries Ltd.	2,400	50,787
Sumitomo Metal Mining Co., Ltd.	4,200	184,198
Sumitomo Pharma Co., Ltd.	2,700	24,051
Sumitomo Rubber Industries Ltd.	4,400	38,138
Sundrug Co., Ltd.	1,800	41,908
Suntory Beverage & Food Ltd.	2,400	94,562
Suzuken Co., Ltd.	1,200	35,421

15
Schwab International Opportunities Fund  |  Semiannual Report
See financial notes

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Suzuki Motor Corp.	8,300	250,204
Sysmex Corp.	3,700	242,711
Systena Corp.	1,725,200	5,422,748
Taiheiyo Cement Corp.	2,500	40,449
Taisho Pharmaceutical Holdings Co., Ltd.	900	35,449
Takara Bio, Inc.	1,500	24,126
Takara Holdings, Inc.	3,400	28,638
TechnoPro Holdings, Inc.	2,500	63,670
Teijin Ltd.	3,700	39,539
The Bank of Kyoto Ltd.	700	30,497
The Chugoku Electric Power Co., Inc.	5,500	36,226
The Kansai Electric Power Co., Inc.	13,000	113,958
The Yokohama Rubber Co., Ltd.	1,900	25,438
THK Co., Ltd.	1,600	31,706
Toho Co., Ltd.	3,200	118,744
Toho Gas Co., Ltd.	1,900	44,572
Tohoku Electric Power Co., Inc.	8,900	49,507
Tokai Carbon Co., Ltd.	3,900	32,249
Tokyo Electric Power Co. Holdings, Inc. *	23,600	81,461
Tokyo Electron Ltd.	4,100	1,729,980
Tokyo Gas Co., Ltd.	8,100	155,151
Tokyo Ohka Kogyo Co., Ltd.	45,300	2,461,432
Toppan, Inc.	5,200	85,954
Tosoh Corp.	7,700	106,326
TOTO Ltd.	3,300	111,206
Toyo Seikan Group Holdings Ltd.	3,400	36,776
Toyo Suisan Kaisha Ltd.	2,400	74,103
Toyo Tire Corp.	2,600	29,822
Toyoda Gosei Co., Ltd.	1,100	16,018
Toyota Motor Corp.	131,800	2,258,222
Trend Micro, Inc.	3,200	178,422
TS Tech Co., Ltd.	2,800	29,220
Tsumura & Co.	500	12,302
Tsuruha Holdings, Inc.	900	45,997
Ube Industries Ltd.	2,000	31,010
Ulvac, Inc.	1,300	50,940
Unicharm Corp.	12,100	420,983
United Urban Investment Corp.	43	47,048
Ushio, Inc.	198,800	2,577,557
USS Co., Ltd.	6,829	113,690
Visional, Inc. *	42,300	2,327,847
Welcia Holdings Co., Ltd.	2,800	57,397
West Holdings Corp.	85,500	3,372,525
Yakult Honsha Co., Ltd.	2,400	124,273
Yamada Holdings Co., Ltd.	18,600	55,541
Yamaha Corp.	3,600	137,545
Yamaha Motor Co., Ltd.	4,700	97,035
Yamato Holdings Co., Ltd.	11,000	205,832
Yamato Kogyo Co., Ltd.	1,200	38,728
Yamazaki Baking Co., Ltd.	2,500	30,905
Yaoko Co., Ltd.	400	21,161
Yaskawa Electric Corp.	5,200	176,568
Yokogawa Electric Corp.	5,100	81,307
Zenkoku Hosho Co., Ltd.	3,500	122,836
Zensho Holdings Co., Ltd.	700	16,508
Zeon Corp.	4,500	47,919
ZOZO, Inc.	3,600	75,375
		135,528,483

Luxembourg 0.0%
Eurofins Scientific SE	2,579	239,687

SECURITY	NUMBER OF SHARES	VALUE ($)
Mexico 0.6%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR *	151,691	2,414,921
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	32,400	227,363
Grupo Televisa S.A.B. ADR	266,477	2,459,582
Regional SAB de C.V.	375,285	2,264,418
		7,366,284

Netherlands 5.5%
Aalberts N.V.	2,371	115,212
Adyen N.V. *	3,910	6,558,217
Akzo Nobel N.V.	3,918	339,873
AMG Advanced Metallurgical Group N.V.	73,006	2,854,676
Arcadis N.V.	53,471	2,231,009
ASM International N.V.	1,538	462,157
ASML Holding N.V.	31,707	17,994,942
ASR Nederland N.V.	95,530	4,341,712
B&S Group Sarl	292,517	2,153,502
Basic-Fit N.V. *	64,349	2,696,042
BE Semiconductor Industries N.V.	31,894	1,944,215
CTP N.V.	1,306	18,491
Euronext N.V.	6,483	519,432
EXOR N.V.	70,500	4,892,333
Heineken Holding N.V.	1,874	146,289
InPost S.A. *	7,609	46,650
JDE Peet's N.V.	1,022	30,066
Koninklijke Ahold Delhaize N.V.	29,549	871,576
Koninklijke DSM N.V.	3,090	519,459
Koninklijke KPN N.V.	62,342	215,117
Koninklijke Philips N.V.	93,916	2,454,130
Koninklijke Vopak N.V.	1,292	34,742
Marel HF	446,562	2,349,221
OCI N.V. *	119,602	4,532,021
Prosus N.V. *	140,331	6,767,977
Randstad N.V.	3,068	162,233
Signify N.V.	2,488	105,261
Wolters Kluwer N.V.	7,099	716,877
		66,073,432

New Zealand 0.2%
Contact Energy Ltd.	309,060	1,623,680
Fisher & Paykel Healthcare Corp., Ltd.	17,836	245,105
Fletcher Building Ltd.	21,570	85,925
Infratil Ltd.	6,188	33,487
Kiwi Property Group Ltd.	47,270	32,241
Mainfreight Ltd.	2,336	122,274
Mercury NZ Ltd.	12,073	46,808
Meridian Energy Ltd.	29,386	89,188
Ryman Healthcare Ltd.	7,189	42,546
SKYCITY Entertainment Group Ltd.	17,315	32,347
Spark New Zealand Ltd.	51,959	164,330
The a2 Milk Co., Ltd. *	19,531	61,888
		2,579,819

Norway 0.5%
Aker A.S.A., A Shares	462	37,658
Aker BP A.S.A.	2,406	86,204
Bakkafrost P/F	24,401	1,675,324
Fjordkraft Holding A.S.A.	388,525	876,778
FLEX LNG Ltd.	75,139	2,116,629
Gjensidige Forsikring A.S.A.	7,091	151,601
Leroy Seafood Group A.S.A.	4,373	41,042
Norsk Hydro A.S.A.	23,132	194,251

16
Schwab International Opportunities Fund  |  Semiannual Report
See financial notes

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Orkla A.S.A.	17,773	144,222
Salmar A.S.A.	1,035	84,694
Telenor A.S.A.	14,285	201,468
Tomra Systems A.S.A.	2,940	115,617
Yara International A.S.A.	4,019	204,359
		5,929,847

Poland 0.0%
Allegro.eu S.A. *	5,949	30,599
CD Projekt S.A.	2,191	59,299
Cyfrowy Polsat S.A.	4,829	26,389
Dino Polska S.A. *	1,175	76,013
KGHM Polska Miedz S.A.	3,426	110,825
Polskie Gornictwo Naftowe i Gazownictwo S.A.	52,824	74,010
Santander Bank Polska S.A.	278	16,929
		394,064

Portugal 0.0%
Banco Espirito Santo S.A. *(c)	42,176	0
Jeronimo Martins, SGPS, S.A.	6,221	129,500
		129,500

Republic of Korea 1.8%
Amorepacific Corp.	872	124,091
AMOREPACIFIC Group	871	34,266
BGF retail Co., Ltd.	153	21,885
BNK Financial Group, Inc.	6,551	40,629
Celltrion Pharm, Inc. *	462	33,578
Celltrion, Inc.	3,011	416,647
Cheil Worldwide, Inc.	1,882	37,574
Chunbo Co., Ltd.	4,281	929,442
CJ CheilJedang Corp.	149	46,856
CJ Corp.	230	15,714
CJ Logistics Corp. *	144	13,944
Coway Co., Ltd.	1,633	91,464
Daewoo Engineering & Construction Co., Ltd. *	3,981	21,104
DB Insurance Co., Ltd.	1,195	63,821
DGB Financial Group, Inc.	3,624	25,545
DL E&C Co., Ltd.	600	28,219
Dongsuh Cos., Inc.	978	20,656
Doosan Bobcat, Inc.	807	26,222
Ecopro BM Co., Ltd.	261	96,424
E-MART, Inc.	393	40,667
Fila Holdings Corp.	1,159	29,614
Green Cross Corp.	127	18,851
GS Engineering & Construction Corp.	1,154	38,001
GS Holdings Corp.	807	27,877
GS Retail Co., Ltd.	481	10,888
Hankook Tire & Technology Co., Ltd.	2,025	55,580
Hanmi Pharm Co., Ltd.	164	40,486
Hanmi Science Co. ltd	345	13,912
Hanon Systems	3,373	30,185
Hanssem Co., Ltd.	328	20,279
Hanwha Aerospace Co., Ltd.	742	31,051
Hanwha Corp.	881	20,814
HD Hyundai Co., Ltd.	310	14,235
Hite Jinro Co., Ltd.	67,128	1,975,142
HMM Co., Ltd.	6,832	151,436
Hyundai Engineering & Construction Co., Ltd.	2,196	76,394
Hyundai Glovis Co., Ltd.	311	50,954
Hyundai Marine & Fire Insurance Co., Ltd.	1,502	38,712
SECURITY	NUMBER OF SHARES	VALUE ($)
Hyundai Mipo Dockyard Co., Ltd. *	688	45,163
Hyundai Mobis Co., Ltd.	1,718	279,496
Industrial Bank of Korea	5,587	49,573
Kakao Corp.	6,025	420,867
KCC Corp.	108	28,794
KEPCO Plant Service & Engineering Co., Ltd.	821	24,556
Kia Corp.	6,743	442,275
Korea Aerospace Industries Ltd.	1,945	67,063
Korea Electric Power Corp. *	4,426	80,768
Korea Investment Holdings Co., Ltd.	1,196	66,307
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	656	47,190
Korea Zinc Co., Ltd.	279	127,374
KT&G Corp.	3,468	227,740
Kumho Petrochemical Co., Ltd.	426	51,510
LG Corp.	2,207	127,451
LG Electronics, Inc.	2,296	207,942
LG Household & Health Care Ltd.	257	184,058
LG Innotek Co., Ltd.	287	77,874
LG Uplus Corp.	4,348	48,033
LOTTE Fine Chemical Co., Ltd.	504	32,357
Mando Corp.	507	21,509
Mirae Asset Daewoo Co., Ltd.	8,000	50,605
NAVER Corp.	15,035	3,349,182
NCSoft Corp.	528	174,856
Netmarble Corp.	167	12,553
NH Investment & Securities Co., Ltd.	3,779	32,253
NHN Corp. *	728	20,095
NongShim Co., Ltd.	115	27,482
Orion Corp.	733	54,634
Osstem Implant Co., Ltd.	10,511	941,471
Pan Ocean Co., Ltd.	4,883	25,525
Pearl Abyss Corp. *	1,025	54,586
Posco International Corp.	1,279	24,838
S-1 Corp.	675	36,778
Samsung Biologics Co., Ltd. *	284	187,323
Samsung Card Co., Ltd.	1,160	30,727
Samsung Electro-Mechanics Co., Ltd.	1,330	172,149
Samsung Electronics Co., Ltd.	128,500	6,848,221
Samsung Engineering Co., Ltd. *	2,735	55,802
Samsung Heavy Industries Co., Ltd. *	7,825	37,351
Samsung SDS Co., Ltd.	864	100,687
Samsung Securities Co., Ltd.	1,686	52,657
Seegene, Inc.	1,040	32,978
Shin Poong Pharmaceutical Co., Ltd. *	683	16,291
Shinsegae, Inc.	81	15,783
SK Bioscience Co., Ltd. *	647	68,373
SK Hynix, Inc.	14,019	1,228,458
SK Square Co., Ltd. *	947	39,116
SK Telecom Co., Ltd.	1,272	57,378
SSANGYONG C&E Co., Ltd.	3,171	20,810
Yuhan Corp.	1,102	53,088
		21,253,109

Russia 0.0%
Yandex N.V., Class A *(c)(d)	23,741	8,993

Singapore 1.1%
Ascendas Real Estate Investment Trust	64,100	131,884
CapitaLand Integrated Commercial Trust	72,400	121,313
ComfortDelGro Corp., Ltd.	39,800	42,042
ESR-REIT	10,403,314	2,917,712
Frasers Logistics & Commercial Trust	87,200	90,807
Genting Singapore Ltd.	146,500	85,057
Golden Agri-Resources Ltd.	113,900	26,611

17
Schwab International Opportunities Fund  |  Semiannual Report
See financial notes

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hutchison Port Holdings Trust, Class U	96,700	23,049
Jardine Cycle & Carriage Ltd.	1,600	33,348
Keppel DC REIT	32,800	48,898
Mapletree Industrial Trust	33,600	63,137
Mapletree Logistics Trust	69,400	89,132
Nanofilm Technologies International Ltd.	1,019,300	1,967,290
NetLink NBN Trust	57,400	41,505
SATS Ltd. *	1,038,500	3,390,778
Sembcorp Industries Ltd.	13,800	29,226
Sheng Siong Group Ltd.	2,443,800	2,698,413
Singapore Exchange Ltd.	55,500	390,517
Singapore Technologies Engineering Ltd.	41,600	122,517
Singapore Telecommunications Ltd.	126,900	253,266
UOL Group Ltd.	2,800	14,713
Venture Corp., Ltd.	7,200	88,387
		12,669,602

South Africa 0.3%
The Bidvest Group Ltd.	224,191	3,073,346

Spain 0.7%
Amadeus IT Group S.A. *	57,300	3,590,585
EDP Renovaveis S.A.	3,971	93,982
Enagas S.A.	3,851	83,269
Endesa S.A.	7,024	147,205
Ferrovial S.A.	7,985	204,770
Fluidra S.A.	2,271	61,463
Gestamp Automocion S.A.	493,808	1,613,014
Iberdrola S.A.	109,744	1,261,047
Industria de Diseno Textil S.A.	21,446	449,664
Mapfre S.A.	13,687	24,977
Red Electrica Corp. S.A.	9,262	186,483
Siemens Gamesa Renewable Energy S.A. *	3,810	60,688
Telefonica S.A.	107,313	522,039
		8,299,186

Sweden 4.2%
AAK AB	92,255	1,600,694
AddTech AB, B Shares	173,106	3,053,656
AFRY AB	146,694	2,431,841
Alfa Laval AB	5,755	160,198
Assa Abloy AB, B Shares	16,860	426,088
Atlas Copco AB, A Shares	15,250	691,387
Atlas Copco AB, B Shares	32,088	1,269,971
Axfood AB	67,368	1,997,141
Beijer Ref AB	3,529	57,466
Boliden AB	6,776	293,815
Bravida Holding AB	284,030	2,911,764
Castellum AB	4,246	84,085
Electrolux AB, B Shares	5,930	90,435
Elekta AB, B Shares	5,495	37,010
Epiroc AB, A Shares	15,472	313,665
Epiroc AB, B Shares	9,600	167,480
EQT AB	14,183	401,405
Essity AB, B Shares	10,513	277,238
Fastighets AB Balder, B Shares *	1,533	75,987
Fortnox AB	267,091	1,417,743
Getinge AB, B Shares	5,518	159,624
H & M Hennes & Mauritz AB, B Shares	312,300	3,931,567
Hexagon AB, B Shares	33,162	427,887
Holmen AB, B Shares	40,540	2,343,161
Husqvarna AB, B Shares	9,910	94,731
Industrivarden AB, A Shares	11,041	282,898
Industrivarden AB, C Shares	8,994	226,464
SECURITY	NUMBER OF SHARES	VALUE ($)
Indutrade AB	5,140	121,241
Investment AB Latour, B Shares	8,809	233,373
Investor AB, A Shares	32,055	669,517
Investor AB, B Shares (a)	110,390	2,124,224
Kinnevik AB *	1,035	22,547
Kinnevik AB, B Shares *	56,121	1,098,425
Lifco AB, B Shares	70,701	1,482,998
Lundin Energy AB	3,784	156,453
Nibe Industrier AB, B Shares	24,638	241,561
Saab AB, B Shares	74,389	3,146,573
Sagax AB, Class B	4,652	118,833
Sandvik AB	23,556	445,875
Scandic Hotels Group AB *	675,377	2,599,176
Securitas AB, B Shares	6,089	71,892
Skanska AB, B Shares	7,927	151,423
SKF AB, B Shares	244,770	3,997,750
Spotify Technology S.A. *	23,477	2,386,437
Sweco AB, B Shares	4,337	61,209
Swedish Match AB	39,790	316,919
Swedish Orphan Biovitrum AB *	2,609	54,885
Tele2 AB, B Shares	10,349	137,169
Telefonaktiebolaget LM Ericsson, B Shares	71,098	567,165
Telia Co. AB	38,795	161,023
Trelleborg AB, B Shares	48,330	1,060,050
Vitrolife AB	21,254	546,505
Volvo AB, B Shares	171,600	2,737,608
		49,936,232

Switzerland 5.6%
ABB Ltd.	39,702	1,191,137
Banque Cantonale Vaudoise	362	30,594
Barry Callebaut AG	66	151,903
BKW AG	430	52,344
Burckhardt Compression Holding AG	5,860	2,989,543
Chocoladefabriken Lindt & Spruengli AG	2	237,266
Chocoladefabriken Lindt & Spruengli AG - Participation Certificates	24	269,160
Cie Financiere Richemont S.A.	4,500	522,858
Comet Holding AG	2,514	543,462
Credit Suisse Group AG	906,039	6,149,574
DKSH Holding AG	805	69,121
EMS-Chemie Holding AG	229	204,297
Geberit AG	1,100	627,301
Georg Fischer AG	1,460	79,234
Givaudan S.A.	159	631,949
Glencore plc *	969,023	5,970,794
Holcim Ltd. *	119,378	5,837,047
Kuehne & Nagel International AG	1,417	396,400
Logitech International S.A.	4,604	299,622
Nestle S.A.	65,645	8,474,381
Novartis AG	92,048	8,134,212
Partners Group Holding AG	1,702	1,803,264
PolyPeptide Group AG	15,976	1,398,056
PSP Swiss Property AG	723	91,121
Roche Holding AG	24,326	9,020,414
Roche Holding AG - Bearer Shares	817	328,226
Schindler Holding AG	579	111,153
Schindler Holding AG - Participation Certificates	1,167	224,211
SGS S.A.	102	262,091
Siegfried Holding AG *	3,920	2,841,762
SIG Group AG *	114,533	2,397,803
Sika AG	3,081	941,116
Sonova Holding AG	1,184	426,981
Straumann Holding AG	2,600	306,518
Swiss Prime Site AG	1,721	168,218

18
Schwab International Opportunities Fund  |  Semiannual Report
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Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Swisscom AG	577	341,181
Tecan Group AG	312	93,762
Temenos AG	1,069	107,911
The Swatch Group AG	1,189	58,658
The Swatch Group AG - Bearer Shares	9,634	2,472,496
VAT Group AG	789	244,047
Vifor Pharma AG	1,102	194,910
		66,696,098

Taiwan 1.7%
ASPEED Technology, Inc.	30,000	2,634,997
Chailease Holding Co., Ltd.	400,299	3,181,097
E Ink Holdings, Inc.	525,000	3,001,591
Parade Technologies Ltd.	33,000	1,569,367
Pegavision Corp.	211,000	2,878,383
Sinbon Electronics Co., Ltd.	356,000	3,126,950
Wiwynn Corp.	104,000	3,556,346
		19,948,731

United Kingdom 11.5%
3i Group plc	70,690	1,156,859
abrdn plc	146,827	344,769
Admiral Group plc	15,243	479,808
Anglo American plc	22,271	986,404
Antofagasta plc	7,081	135,558
Ashtead Group plc	8,687	449,181
AstraZeneca plc	28,564	3,811,617
Auction Technology Group plc *	107,890	1,187,262
Auto Trader Group plc	20,102	158,648
Avast plc	11,713	83,069
B&M European Value Retail S.A.	26,544	162,637
Berkeley Group Holdings plc *	3,081	156,257
Bodycote plc	391,396	3,035,611
Britvic plc	191,747	2,066,333
BT Group plc	145,711	323,127
Bunzl plc	5,428	209,416
Burberry Group plc	8,262	163,054
Clipper Logistics plc	201,833	2,182,637
CNH Industrial N.V.	343,692	4,868,839
Coats Group plc	5,690,814	5,031,003
Coca-Cola HBC AG *	3,659	74,182
Compass Group plc	69,000	1,456,027
Computacenter plc	76,222	2,561,033
ContourGlobal plc	612,309	1,471,665
ConvaTec Group plc	28,302	74,867
CRH plc	15,769	627,945
Dechra Pharmaceuticals plc	1,616	73,230
Diageo plc	45,429	2,266,401
Diploma plc	171,759	5,891,125
Direct Line Insurance Group plc	57,969	183,987
Dr. Martens plc	11,024	28,824
Dunelm Group plc	240,943	2,950,447
Electrocomponents plc	310,584	4,053,891
Endava plc, ADR *	25,152	2,530,291
Entain plc *	9,067	170,372
Experian plc	16,168	558,351
Ferguson plc	4,819	604,540
Forterra plc	937,218	2,930,053
Fresnillo plc	5,807	56,190
Future plc	10,853	297,244
GlaxoSmithKline plc	87,041	1,962,129
Greggs plc	27,906	814,183
Halma plc	10,863	333,445
Hargreaves Lansdown plc	28,128	322,019
Hikma Pharmaceuticals plc	4,431	104,086
Hill & Smith Holdings plc	156,036	2,698,703
SECURITY	NUMBER OF SHARES	VALUE ($)
Howden Joinery Group plc	8,838	83,674
IMI plc	6,484	109,156
Imperial Brands plc	16,655	346,683
Inchcape plc	614,378	5,497,248
Informa plc *	321,197	2,278,538
Intermediate Capital Group plc	16,982	324,976
Intertek Group plc	4,183	260,663
ITV plc	67,049	61,917
J. Sainsbury plc	35,018	102,174
J.D. Sports Fashion plc	47,052	77,526
JET2 plc *	59,124	907,966
John Wood Group plc *	845,057	2,349,692
Johnson Matthey plc	4,516	124,227
Kingfisher plc	50,965	160,722
Liberty Global plc, Class A *	162,500	3,698,500
Lloyds Banking Group plc	14,273,310	8,106,707
Mondi plc	10,581	198,774
Natwest Group plc	722,018	1,937,020
Next plc	2,168	162,385
Ocado Group plc *	222,546	2,545,180
Pearson plc	13,415	130,257
Pennon Group plc	5,801	80,612
Persimmon plc	9,663	251,666
Prudential plc	245,900	3,061,075
Reckitt Benckiser Group plc	40,272	3,140,635
RELX plc	32,838	978,260
Renishaw plc	1,104	58,343
Rentokil Initial plc	31,233	214,517
Rightmove plc	28,883	222,026
Rio Tinto plc	33,391	2,359,279
Rolls-Royce Holdings plc *	781,333	800,992
Royal Mail plc	28,965	124,153
S4 Capital plc *	84,618	320,055
Schroders plc	101,033	3,566,488
Segro plc	40,090	671,191
Severn Trent plc	3,938	154,769
Smith & Nephew plc	16,955	274,816
Smiths Group plc	78,937	1,444,491
Spectris plc	97,096	3,551,180
Spirax-Sarco Engineering plc	1,824	275,233
SSE plc	22,732	527,969
SSP Group plc *	755,553	2,230,109
Tate & Lyle plc	10,751	104,495
Tesco plc	149,461	507,767
The Sage Group plc	23,881	219,146
Tritax Big Box REIT plc	2,724,018	8,315,523
Unilever plc	44,246	2,057,002
United Utilities Group plc	11,184	160,719
Vesuvius plc	673,901	2,740,482
Victrex plc	97,518	2,223,734
Vodafone Group plc	472,239	714,950
Watches of Switzerland Group plc *	213,073	2,693,996
WPP plc	186,949	2,330,294
		137,927,271

United States 0.9%
Ginkgo Bioworks Holdings, Inc. *	190,149	551,432
Illumina, Inc. *	10,794	3,202,040
Moderna, Inc. *	23,648	3,178,528
NVIDIA Corp.	4,334	803,827
Tesla, Inc. *	4,202	3,658,933
		11,394,760
Total Common Stocks (Cost $1,103,676,160)		1,093,190,369

19
Schwab International Opportunities Fund  |  Semiannual Report
See financial notes

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PREFERRED STOCKS 0.4% OF NET ASSETS

Germany 0.0%
FUCHS PETROLUB SE	2,099	66,205
Henkel AG & Co. KGaA	5,209	334,477
Porsche Automobil Holding SE	4,626	381,552
		782,234

Italy 0.0%
Telecom Italia S.p.A. - RSP	123,110	34,269

Republic of Korea 0.4%
Amorepacific Corp.	400	24,040
Hyundai Motor Co., Ltd.	293	21,744
Hyundai Motor Co., Ltd. 2nd	431	32,260
LG Chem Ltd.	119	23,473
LG Electronics, Inc.	444	20,347
LG Household & Health Care Ltd.	83	32,667
Samsung Electronics Co., Ltd.	94,274	4,419,908
		4,574,439
Total Preferred Stocks (Cost $6,578,367)		5,390,942

WARRANTS 0.0% OF NET ASSETS

Australia 0.0%
Magellan Financial Group Ltd.
expires 04/16/27 *	1,218	1,347
Total Warrants (Cost $0)		1,347

AFFILIATED INVESTMENT COMPANIES 4.4% OF NET ASSETS

United States 4.4%
Schwab Emerging Markets Equity ETF	2,004,984	52,711,029
Total Affiliated Investment Companies (Cost $59,607,100)		52,711,029
SECURITY	NUMBEROF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 3.6% OF NET ASSETS

Money Market Funds 3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29% (e)	40,449,910	40,449,910
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29% (e)(f)	2,700,664	2,700,664
		43,150,574
Total Short-Term Investments (Cost $43,150,574)		43,150,574
Total Investments in Securities (Cost $1,213,012,201)		1,194,444,261

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/17/22	309	30,847,470	(607,999)

SETTLEMENT DATE	COUNTERPARTY	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED	UNREALIZED APPRECIATION (DEPRECIATION) ($)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
06/15/22	State Street Bank & Trust Co.	CHF	155,000	USD	168,460	(8,773)
06/15/22	State Street Bank & Trust Co.	USD	3,577,950	CHF	3,286,000	192,590
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						183,817

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,558,493.
(b)	Securities are traded on separate exchanges for the same entity.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions and therefore the ability of the fund to buy or sell these securities is uncertain.
(e)	The rate shown is the 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

20
Schwab International Opportunities Fund  |  Semiannual Report
See financial notes

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
ETF —	Exchange traded fund
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)
CHF —	Swiss Franc
USD —	U.S. Dollar
Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/22	BALANCE OF SHARES HELD AT 4/30/22	DISTRIBUTIONS RECEIVED*
AFFILIATED INVESTMENT COMPANIES 4.4% OF NET ASSETS

United States 4.4%
Schwab Emerging Markets Equity ETF	$—	$59,607,100	$—	$—	($6,896,071)	$52,711,029	2,004,984	$—

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying fund.
21
Schwab International Opportunities Fund  |  Semiannual Report
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Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$253,231,288	$—	$253,231,288
Argentina	7,987,661	—	—	7,987,661
Brazil	18,518,794	—	—	18,518,794
Canada	87,652,548	—	—	87,652,548
China	3,400,837	24,232,782	—	27,633,619
France	319,082	86,794,459	—	87,113,541
Germany	1,540,092	110,422,052	—	111,962,144
Hong Kong	385,014	21,964,129	—	22,349,143
India	5,645,226	14,064,320	—	19,709,546
Ireland	6,883,685	335,206	—	7,218,891
Israel	3,895,159	2,613,639	—	6,508,798
Japan	99,826	135,428,657	—	135,528,483
Mexico	7,366,284	—	—	7,366,284
Poland	26,389	367,675	—	394,064
Portugal	—	129,500	0*	129,500
Republic of Korea	941,471	20,311,638	—	21,253,109
Russia [2]	—	—	8,993	8,993
Singapore	41,505	12,628,097	—	12,669,602
Sweden	4,383,578	45,552,654	—	49,936,232
Switzerland	432,176	66,263,922	—	66,696,098
United Kingdom	13,301,312	124,625,959	—	137,927,271
United States	11,394,760	—	—	11,394,760
Preferred Stocks[1]	—	5,390,942	—	5,390,942
Warrants [1]	1,347	—	—	1,347
Affiliated Investment Companies	52,711,029	—	—	52,711,029
Short-Term Investments[1]	43,150,574	—	—	43,150,574
Forward Foreign Currency Exchange Contracts[3]	—	192,590	—	192,590
Liabilities
Forward Foreign Currency Exchange Contracts[3]	—	(8,773)	—	(8,773)
Futures Contracts[3]	(607,999)	—	—	(607,999)
Total	$269,470,350	$924,540,736	$8,993	$1,194,020,079

*	Level 3 amount shown includes securities determined to have no value at April 30, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions and therefore the ability of the fund to buy or sell these securities is uncertain.
[3]	Futures contracts and forward foreign currency exchange contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
22
Schwab International Opportunities Fund  |  Semiannual Report
See financial notes

Schwab International Opportunities Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $59,607,100)		$52,711,029
Investments in securities, at value - unaffiliated (cost $1,153,405,101) including securities on loan of $2,558,493		1,141,733,232
Cash		35,283
Foreign currency, at value (cost $2,402,992)		2,382,590
Deposit with broker for futures contracts		4,561,920
Receivables:
Investments sold		4,238,549
Dividends		2,890,588
Fund shares sold		1,713,708
Foreign tax reclaims		699,654
Income from securities on loan		393
Unrealized appreciation on forward foreign currency exchange contracts		192,590
Prepaid expenses	+	15,846
Total assets		1,211,175,382
Liabilities
Collateral held for securities on loan		2,700,664
Payables:
Investments bought		3,061,913
Fund shares redeemed		2,165,699
Investment adviser and administrator fees		678,530
Variation margin on futures contracts		414,041
Foreign capital gains tax		276,960
Shareholder service fees		164,346
Independent trustees’ fees		551
Unrealized depreciation on forward foreign currency exchange contracts		8,773
Accrued expenses	+	471,224
Total liabilities		9,942,701
Net assets		$1,201,232,681
Net Assets by Source
Capital received from investors		$1,165,455,230
Total distributable earnings	+	35,777,451
Net assets		$1,201,232,681

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,201,232,681		60,534,478		$19.84

23
Schwab International Opportunities Fund  |  Semiannual Report
See financial notes

Schwab International Opportunities Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $997,469)		$10,054,460
Interest received from securities - unaffiliated		10,077
Securities on loan, net	+	393
Total investment income		10,064,930
Expenses
Investment adviser and administrator fees		7,128,483
Shareholder service fees		1,051,275
Custodian fees		169,321
Portfolio accounting fees		76,410
Professional fees		32,316*
Shareholder reports		15,106
Registration fees		14,954
Independent trustees’ fees		5,684
Transfer agent fees		2,122
Other expenses	+	14,759
Total expenses		8,510,430
Expense reduction	–	1,032,871*
Net expenses	–	7,477,559
Net investment income		2,587,371
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated (net of foreign capital gains tax paid of ($88,241))		90,387,364
Net realized losses on futures contracts		(5,372,720)
Net realized gains on forward foreign currency exchange contracts		112,736
Net realized losses on foreign currency transactions	+	(376,758)
Net realized gains		84,750,622
Net change in unrealized appreciation (depreciation) on securities - affiliated		(6,896,071)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated (net of change in foreign capital gains tax of ($29,828))		(437,481,179)
Net change in unrealized appreciation (depreciation) on futures contracts		(474,565)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts		112,723
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(149,685)
Net change in unrealized appreciation (depreciation)	+	(444,888,777)
Net realized and unrealized losses		(360,138,155)
Decrease in net assets resulting from operations		($357,550,784)

*	Includes professional fees of $9,911 associated with the filing of tax claims in the European Union deemed to be non-routine expenses of the fund. See financial notes 2(d) and 4 for additional information.
24
Schwab International Opportunities Fund  |  Semiannual Report
See financial notes

Schwab International Opportunities Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$2,587,371	$666,951
Net realized gains		84,750,622	214,727,710
Net change in unrealized appreciation (depreciation)	+	(444,888,777)	187,355,101
Increase (decrease) in net assets resulting from operations		($357,550,784)	$402,749,762
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($214,877,749)	($85,551,526)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,826,014	$181,287,579	2,560,644	$74,676,320
Shares reinvested		7,035,847	170,408,203	2,533,275	68,955,738
Shares redeemed	+	(3,175,235)	(72,749,296)	(7,230,462)	(208,820,997)
Net transactions in fund shares		11,686,626	$278,946,486	(2,136,543)	($65,188,939)
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		48,847,852	$1,494,714,728	50,984,395	$1,242,705,431
Total increase (decrease)	+	11,686,626	(293,482,047)	(2,136,543)	252,009,297
End of period		60,534,478	$1,201,232,681	48,847,852	$1,494,714,728
25
Schwab International Opportunities Fund  |  Semiannual Report
See financial notes

Schwab International Opportunities Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab International Opportunities Fund is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab International Opportunities Fund	Schwab Target 2045 Fund
Schwab S&P 500 Index Fund	Schwab Target 2050 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2055 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2065 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab International Index Fund®	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2010 Index Fund
Schwab Balanced Fund	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Health Care Fund	Schwab Target 2040 Index Fund
Schwab International Core Equity Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab Target 2065 Index Fund
Schwab Target 2030 Fund	Schwab Monthly Income Fund – Moderate Payout
Schwab Target 2035 Fund	Schwab Monthly Income Fund – Enhanced Payout
Schwab Target 2040 Fund	Schwab Monthly Income Fund – Maximum Payout
Effective February 25, 2022, the Laudus International MarketMasters Fund changed its name to Schwab International Opportunities Fund.
The fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund may invest in mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•   Futures contracts and forward foreign currency exchange contracts (forwards): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of April 30, 2022 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Passive Foreign Investment Companies: The fund may own shares in certain foreign corporations that meet the Internal Revenue Code definition of a Passive Foreign Investment Company (PFIC). The fund may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to- market gains (as well as any gains realized on sale).
Forward Foreign Currency Exchange Contracts: Forwards are contracts to buy and sell a currency at a set price on a future date. The value of the forwards is accounted for as unrealized appreciation or depreciation until the contracts settle, at which time the gains or losses are realized.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of April 30, 2022, the fund had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of April 30, 2022, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Central Securities Depositories Regulation: Effective February 1, 2022, the Central Securities Depositories Regulation (CSDR) introduced new measures for the authorization and supervision of European Union Central Security Depositories and sets out to create a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. At this time, management believes the adoption of CSDR will not have a material impact to the financial statements.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the fund on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the fund records a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When the fund closes out a futures contract, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the date the ex-dividend date is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. For additional details see Affiliates and Affiliated Transactions in financial note 4, Other Affiliated Transactions.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the fund invests. These foreign taxes, if any, are paid by the fund and are disclosed in the Statement of Operations. Foreign taxes accrued as of April 30, 2022, if any, are reflected in the fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. Schwab Asset Management may attempt to reduce the impact of the performance of any given investment style by allocating to investment managers who invest in both value and growth style stocks. But whenever value stocks fall out of favor with investors, they may underperform growth stocks, and vice versa.
The portion of the fund that is invested in accordance with a particular index follows the securities included in that index during upturns as well as downturns. The fund does not take steps to reduce market exposure or to lessen the effects of a declining market with respect to this portion. In addition, because of the fund’s expenses, the fund’s performance with respect to this portion may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Multi-Manager Risk. Schwab Asset Management and each investment manager makes investment decisions independently, and it is possible that the investment styles of Schwab Asset Management and the investment managers may not complement one another. As a result, the fund’s exposure to a given stock, industry or investment style could unintentionally be smaller or larger than if the fund had a single manager.
Management Risk. As an actively managed mutual fund, the fund is subject to the risk that its investment adviser and investment managers will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. Poor stock selection or a focus on securities in a particular sector may cause the fund to underperform its benchmark or other funds with a similar investment objective.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged, resulting in the dollar value of the fund’s investment being adversely affected. Foreign securities may also include investments in variable interest entities (VIEs) structures, which are created by China-based operating companies in jurisdictions outside of China to obtain indirect financing due to Chinese regulations that prohibit non-Chinese ownership of those companies. To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with the fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Currency Risk. As a result of the fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the fund would be adversely affected.
Sampling Index Tracking Risk. The portion of the fund that is invested in accordance with a particular index may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that Schwab Asset Management’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because Schwab Asset Management utilizes a sampling approach the portion of the fund it manages may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Derivatives Risk. The fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right, but not the obligation, to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, market risk and management risk, are discussed elsewhere in this section. The fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested. The use of derivatives, that are subject to regulation by the Commodity Futures Trading Commission (CFTC), could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.63% of the fund’s average daily net assets.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Prior to February 25, 2022, the advisory and administrative service fee of the fund was as follows:
% OF AVERAGE DAILY NET ASSETS
First $500 million	1.29%
$500 million to $1 billion	1.275%
Over $1 billion	1.25%
For the period ended April 30, 2022, the aggregate advisory fees paid to the investment adviser by the fund was 1.05% as a percentage of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser, (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee up to 0.20%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than 0.20% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
Although these agreements specify certain fees for these services, the investment adviser and its affiliates have made an additional agreement with the fund, for so long as the investment adviser serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged (including acquired fund fees and expenses), excluding interest, taxes and certain non-routine expenses to 0.86%. Prior to February 25, 2022, the expense limitation was 1.25%, excluding acquired fund fees and expenses, interest, taxes, and certain non-routine expenses.
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the fund in this report that are owned by other funds in the Fund Complex as of April 30, 2022, as applicable:
Schwab Balanced Fund	5.7%
Schwab Monthly Income Fund - Enhanced Payout	0.5%
Schwab Monthly Income Fund - Maximum Payout	0.3%
Schwab Monthly Income Fund - Moderate Payout	0.4%
Schwab Target 2010 Fund	0.2%
Schwab Target 2015 Fund	0.4%
Schwab Target 2020 Fund	2.6%
Schwab Target 2025 Fund	4.2%
Schwab Target 2030 Fund	8.8%
Schwab Target 2035 Fund	5.3%
Schwab Target 2040 Fund	11.6%
Schwab Target 2045 Fund	2.6%
Schwab Target 2050 Fund	2.6%
Schwab Target 2055 Fund	1.8%
Schwab Target 2060 Fund	0.5%
Schwab Target 2065 Fund	0.1%
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of April 30, 2022, the fund’s ownership percentage of other related fund’s shares is:
Schwab Emerging Markets Equity ETF	0.6%
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2(d) were non-routine expenses. The investment adviser agreed to pay these professional fees on behalf of the fund, subject to reimbursement to the extent the fund is able to successfully recover taxes withheld in the future.
For the period ended April 30, 2022, the professional fees incurred by the fund and paid by the investment adviser were $9,911, as shown in the Statement of Operations.
For the period ended April 30, 2022, the fund did not recover any previously withheld foreign taxes and made no reimbursement to the investment adviser.
As of April 30, 2022, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the fund to the investment adviser was $10,060.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The fund’s investment adviser or sub-advisers may engage in transactions with certain other funds they manage in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When a fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, sub-adviser, trustees and/or officers. For the period ended April 30, 2022, the fund’s purchases and sales of securities with other funds managed by the investment adviser or sub-advisers was $7,084,865 and $881,937 respectively, and includes realized gains of $91,788.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), maturing on September 29, 2022. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), maturing on September 29, 2022. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
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Schwab International Opportunities Fund
Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended April 30, 2022, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$714,782,239	$664,307,108

8. Derivatives:
The fund entered into equity index futures contracts during the report period. The fund invested in futures contracts to equitize available cash. The value and variation margin for futures contracts held at October 31, 2021 are presented in the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized gains (losses) and net change in unrealized appreciation (depreciation) on futures contracts are presented in the Statement of Operations. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended April 30, 2022, the month-end average notional amounts of futures contracts held by the fund and the month-end average number of contracts held were $40,595,211 and 368, respectively.
The fund invested in forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates and to hedge exposure to certain currencies. Refer to financial note 2(b) for the fund’s accounting policies with respect to forwards and financial note 3 for disclosures concerning the risks of investing in forwards. During the period ended April 30, 2022, the month-end average forward foreign currency notional amount and the month-end average unrealized appreciation were $3,574,240 and $42,405, respectively.
As of April 30, 2022, the derivatives contracts held by the fund, categorized by primary risk exposure, were:
ASSET DERIVATIVES	FAIR VALUE
Equity Index Futures Contracts[1]	$—
Forward Foreign Currency Exchange Contracts[2]	192,590
LIABILITY DERIVATIVES	FAIR VALUE
Equity Index Futures Contracts[3]	($607,999)
Forward Foreign Currency Exchange Contracts[4]	(8,773)

[1]	Includes cumulative unrealized appreciation of futures contracts as reported in the Portfolio Holdings. Only current day’s variation margin on futures contracts is reported within the Statement of Assets and Liabilities.
[2]	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
[3]	Includes cumulative unrealized depreciation of futures contracts as reported in the Portfolio Holdings. Only current day’s variation margin on futures contracts is reported within the Statement of Assets and Liabilities.
[4]	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
The effects of the derivatives held by the fund in the Statement of Operations for the period ended April 30, 2022 were:
Equity Index Futures Contracts
Realized losses[1]	($5,372,720)
Net change in unrealized appreciation (depreciation)[2]	(474,565)
Forward Foreign Currency Exchange Contracts
Realized gains[1]	$112,736
Net change in unrealized appreciation (depreciation)[2]	112,723

[1]	Statement of Operations location: Net realized losses on futures contracts and net realized gains on forward foreign currency exchange contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts and net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
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Schwab International Opportunities Fund
Financial Notes, unaudited (continued)

8. Derivatives (continued):
The fund’s forwards are entered into pursuant to International Swaps and Derivatives Association, Inc. (ISDA) agreements which govern certain terms of derivative transactions. ISDA agreements typically contain, among other things, master netting provisions in the event of a default or other termination event. Master netting provisions allow the fund and the counterparty, in the event of a default or other termination event, to offset payable and receivable amounts for each party related to derivative contracts to one net amount payable by either the fund or the counterparty. The fund’s forwards, which are reported gross in the Statement of Assets and Liabilities, are presented in the table below. The following table presents the fund’s forwards, net of amounts available for offset under a master netting agreement and net of any related collateral received by the fund for assets and pledged by the fund for liabilities as of April 30, 2022.
COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED	NET AMOUNT(a)
State Street Bank & Trust Co.	$192,590	($8,773)	$—	$183,817
Total	$192,590	($8,773)	$—	$183,817

COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED	NET AMOUNT(a)
State Street Bank & Trust Co.	($8,773)	$8,773	$—	$—
Total	($8,773)	$8,773	$—	$—

(a)	Represents the net amount due to the counterparty in the event of default.

9. Federal Income Taxes:
As of April 30, 2022, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$1,233,544,510	$101,854,199	($141,378,630)	($39,524,431)
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2022. The tax-basis components of distributions paid during the year ended October 31, 2021 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
LONG-TERM CAPITAL GAINS
$85,551,526
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of October 31, 2021, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended October 31, 2021, the fund did not incur any interest or penalties.
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Schwab International Opportunities Fund
Financial Notes, unaudited (continued)

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab International Opportunities Fund
Approval of Investment Advisory and Administration Agreement Amendment and Amendment to Certain Sub-Advisory Agreements

The Investment Company Act of 1940, as amended (the 1940 Act), requires that a fund’s investment advisory agreement, including any amendments thereto, must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
At a meeting held on December 7, 20211, the Board, including a majority of the Independent Trustees, considered information specifically relating to proposed amendments to the (1) investment advisory and administration agreement (the Advisory Agreement, and the proposed amendment thereto, the Amended Advisory Agreement) between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to a series of the Trust, the Schwab International Opportunities Fund (the Fund), to reflect a reduction in the advisory fee paid by the Fund to CSIM as compensation for CSIM’s services rendered to the Fund pursuant to the Advisory Agreement; (2) sub-advisory agreement between CSIM and American Century Investment Management, Inc. (American Century) relating to the Fund to reflect a reduction to the rate paid by CSIM to American Century as compensation for American Century’s services rendered to the Fund; (3) sub-advisory agreement between CSIM and Harris Associates, L.P. (Harris) relating to the Fund to reflect a reduction to the rate paid by CSIM to Harris for Harris’s services rendered to the Fund; and (4) sub-advisory agreement between CSIM and Mondrian Investment Partners Limited (Mondrian and, together with American Century and Harris, the Sub-Advisers) relating to the Fund to reflect a reduction to the rate paid by CSIM to Mondrian for Mondrian’s services rendered to the Fund (together, the Sub-Advisory Agreements, and the proposed amendments thereto, the Amended Sub-Advisory Agreements). The Board, including the majority of the Independent Trustees, also considered a new expense limitation agreement (the Expense Limitation Agreement) for the Fund that reduces the expense limitation for the Fund.
In connection with their consideration of the Amended Advisory Agreement and Amended Sub-Advisory Agreements, the Board requested and reviewed materials provided by CSIM and the Sub-Advisers relating to the proposed amendments and the Expense Limitation Agreement, and considered CSIM’s representations that the amendments and the Expense Limitation Agreement will not result in any reduction in the nature and level of services provided to the Fund by CSIM or the Sub-Advisers. The Board considered the extensive information that the Board reviewed and the conclusions it reached at its May and June 20211 meetings in connection with its annual consideration and approval of the continuation of the Fund’s Advisory Agreement and Sub-Advisory Agreements. The Board also considered that the amendments and the Expense Limitation Agreement were being proposed as part of a repositioning of the Fund that included a change in the Fund’s name and the proposed termination of sub-advisory agreements between CSIM and each of William Blair Investment Management, LLC and Mellon Investments Corporation, with respect to the Fund.
Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including a majority of the Independent Trustees, approved the Amended Advisory Agreement, Amended Sub-Advisory Agreements and Expense Limitation Agreement and concluded that the amendments and Expense Limitation Agreement would not result in any reduction in the nature or quality of services provided. The Trustees concluded that the compensation under the Amended Advisory Agreement and Amendment Sub-Advisory Agreements is fair and reasonable in light of the services provided and the related expenses borne by CSIM, American Century, Harris and Mondrian, and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

[1]	The meetings held on May 12, 2021, June 8, 2021 and December 7, 2021 were held by means of videoconference in reliance on exemptive relief from the in-person voting requirement under the 1940 Act as provided by the Securities and Exchange Commission.
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Schwab International Opportunities Fund
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 103 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	103	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	103	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	103	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	103	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired.	103	Director (2008 – present), KLA-Tencor Corporation
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Schwab International Opportunities Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	103	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	103	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director and Chief Executive Officer (Oct. 2008 – present) and President (Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director (May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present), Chief Executive Officer (Aug. 2017 – present), and President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.	103	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Managing Director (Jan. 2022 – present), Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (Feb. 2018 – Apr. 2022), The Charles Schwab Corporation; Managing Director (May 2022 – present) and Senior Executive Vice President (July 2015 – May 2022), Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – Apr. 2020), Charles Schwab Bank, SSB; Director (Nov. 2017 – Apr. 2020), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present) and Chief Financial Officer (Feb. 2016 – Aug. 2017), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	103	None

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Schwab International Opportunities Fund
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Director (Mar. 2019 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Managing Director (May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Director (July 2020 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Chief Executive Officer (Jan. 2022 – present) and Chief Investment Officer (Apr. 2011 – present), Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab International Opportunities Fund
Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg US Aggregate Bond Index  An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities  Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Notes

Schwab International Opportunities Fund
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2022 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13563-25
00274695

Semiannual Report  |  April 30, 2022
Schwab Target Funds

Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab Target 2060 Fund
Schwab Target 2065 Fund

Schwab Target Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Return for the 6 Months Ended April 30, 2022
Schwab Target 2010 Fund (Ticker Symbol: SWBRX)	-9.48%
Target 2010 Composite Index	-8.37%
Fund Category: Morningstar Target-Date 2000-2010[1]	-8.37%
Performance Details	pages 7-8

Schwab Target 2015 Fund (Ticker Symbol: SWGRX)	-9.90%
Target 2015 Composite Index	-8.50%
Fund Category: Morningstar Target-Date 2015[1]	-8.92%
Performance Details	pages 9-10

Schwab Target 2020 Fund (Ticker Symbol: SWCRX)	-10.02%
Target 2020 Composite Index	-8.58%
Fund Category: Morningstar Target-Date 2020[1]	-9.43%
Performance Details	pages 11-12

Schwab Target 2025 Fund (Ticker Symbol: SWHRX)	-10.75%
Target 2025 Composite Index	-9.02%
Fund Category: Morningstar Target-Date 2025[1]	-10.03%
Performance Details	pages 13-14

Schwab Target 2030 Fund (Ticker Symbol: SWDRX)	-11.49%
Target 2030 Composite Index	-9.49%
Fund Category: Morningstar Target-Date 2030[1]	-10.70%
Performance Details	pages 15-16

Schwab Target 2035 Fund (Ticker Symbol: SWIRX)	-12.13%
Target 2035 Composite Index	-9.87%
Fund Category: Morningstar Target-Date 2035[1]	-11.37%
Performance Details	pages 17-18
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

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Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Performance at a Glance (continued)

Total Return for the 6 Months Ended April 30, 2022
Schwab Target 2040 Fund (Ticker Symbol: SWERX)	-12.59%
Target 2040 Composite Index	-10.16%
Fund Category: Morningstar Target-Date 2040[1]	-11.80%
Performance Details	pages 19-20

Schwab Target 2045 Fund (Ticker Symbol: SWMRX)	-12.92%
Target 2045 Composite Index	-10.43%
Fund Category: Morningstar Target-Date 2045[1]	-12.11%
Performance Details	pages 21-22

Schwab Target 2050 Fund (Ticker Symbol: SWNRX)	-13.13%
Target 2050 Composite Index	-10.60%
Fund Category: Morningstar Target-Date 2050[1]	-12.27%
Performance Details	pages 23-24

Schwab Target 2055 Fund (Ticker Symbol: SWORX)	-13.35%
Target 2055 Composite Index	-10.70%
Fund Category: Morningstar Target-Date 2055[1]	-12.38%
Performance Details	pages 25-26

Schwab Target 2060 Fund (Ticker Symbol: SWPRX)	-13.59%
Target 2060 Composite Index	-10.79%
Fund Category: Morningstar Target-Date 2060[1]	-12.37%
Performance Details	pages 27-28

Schwab Target 2065 Fund (Ticker Symbol: SWQRX)	-13.35%
Target 2065 Composite Index	-10.81%
Fund Category: Morningstar Target-Date 2065+[1]	-12.61%
Performance Details	pages 29-30
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
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Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
The Investment Environment

For the six-month reporting period ended April 30, 2022, U.S. and international equity and bond markets lost ground. U.S. equity markets ended 2021 with strong gains, with several key U.S. market indices repeatedly hitting record highs through early January 2022, despite persisting COVID-19 pandemic-driven stresses on the global economy and the emergence and spread of the Omicron variant. International developed equity markets also rose during December 2021, although less robustly. However, beginning in early 2022, both U.S. and international equity markets declined in reaction to growing headwinds including accelerating inflation and an increasing likelihood of higher interest rates. In late February 2022, Russia’s invasion of Ukraine drove oil prices above $100 per barrel for the first time since 2014 and roiled stock markets around the world. The U.S. dollar rose against a basket of foreign currencies, ending the reporting period significantly stronger and generally reducing the returns of overseas investments in U.S. dollar terms. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned -9.65%. U.S. small-cap stocks underperformed U.S. large-cap stocks, with the Russell 2000® Index and the Russell 1000® Index returning -18.38% and -11.29%, respectively. Outside the U.S., the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -11.80% for the reporting period, while the MSCI Emerging Markets Index (Net)* returned -14.15%. U.S. and international bonds were also weak, with the Bloomberg US Aggregate Bond Index returning -9.47% and the FTSE non-US Dollar World Government Bond Index returning -15.47%.
The U.S. economy continued its recovery from the dramatic impact of the COVID-19 pandemic through the end of 2021, with U.S. gross domestic product (GDP) posting a 6.9% annualized growth rate for the fourth quarter of 2021 due to increasing inventories, exports, and personal consumption expenditures. However, amid fading government stimuli, ongoing supply chain disruptions, persisting inflation, and a widening U.S. trade deficit, GDP decreased at an annualized rate of -1.5% for the first quarter of 2022. The unemployment rate, which has fallen steadily since skyrocketing in April 2020, ended the reporting period at its lowest level since February 2020. Inflation, once thought to be transitory, rose throughout the reporting period, ending March 2022 at its highest level in more than 40 years before dropping slightly in April 2022, due to imbalances in the labor market, supply chain bottlenecks, and soaring energy costs.
Asset Class Performance Comparison % returns during the 6 months ended April 30, 2022

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and Schwab Asset Management.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
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Schwab Target Funds
The Investment Environment (continued)

Outside the United States, global economies continued to wrestle with the fallout of the COVID-19 pandemic, including the emergence and spread of the Omicron variant, as well as steepening energy costs, rising inflation, and the war in Ukraine. After spiking to over $120 per barrel in early March 2022 as sanctions were imposed on Russian imports, oil prices ended the reporting period at just under $105 per barrel. The eurozone posted small gains in GDP growth for the fourth quarter of 2021 and the first quarter of 2022 but was heavily impacted by the war in Ukraine and associated spikes in commodity prices. The United Kingdom also posted positive GDP growth in the fourth quarter of 2021 and first quarter of 2022, driven, in part, by increases in COVID-19 testing and tracing and an expansion of its COVID-19 vaccination program. Japan’s economy expanded in the fourth quarter of 2021. Its rising growth was attributed to increases in household consumption and business investment amid a decline in COVID-19 cases and the easing of restrictions. Among emerging markets, China’s GDP growth rate remained positive, increasing slightly for the first quarter of 2022 over the previous quarter. However, China faced multiple headwinds including the political landscape and an emphasis on domestic consumption over globalization, as well as a property downturn, supply chain issues, and growing COVID-19 outbreaks. India posted positive gains in GDP in the final quarter of 2021 on rising consumer demand and a rapid decline in COVID-19 cases.
Monetary policies around the world varied. In the United States, although the U.S. Federal Reserve (Fed) continued to maintain the federal funds rate in a range of 0.00% to 0.25% through much of the reporting period, its stance shifted as inflation continued to rise and indicators of economic activity and employment continued to strengthen. In November 2021, the Fed began scaling back its bond-buying program, subsequently accelerating its wind-down in December 2021, and ending it altogether in early March 2022. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate by 0.25% in mid-March 2022, to a range of 0.25% to 0.50%, with expectations of multiple rate increases throughout the remainder of 2022 to achieve the Fed’s goal of a return to price stability. The European Central Bank held its policy rate at 0.00%, unchanged since March 2016, but accelerated the pace of reducing its asset purchase program, which it said could end in the third quarter of 2022 if inflation persists. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and indicated that it would maintain its ultra-loose monetary policy despite growing inflation, even as its global counterparts sought to exit from crisis-mode policies. The Bank of England, on the other hand, raised its key official bank rate three times during the reporting period, from 0.1% to 0.75%, citing inflationary pressures. Monetary policies in emerging markets were also mixed. China cut its interest rate twice over the reporting period. Indonesia and India maintained their low policy rates implemented in 2020 and 2021. Central banks in Mexico, Brazil, and Pakistan raised their rates multiple times over the reporting period, as a result of a stronger-than-expected recovery or to counteract the impacts of inflation. Russia, notably, raised its interest rate to 20% in late February 2022 amid the broadening fallout of Western sanctions in retaliation against Russia’s invasion of Ukraine, but subsequently reduced it twice.
Bond yields remained relatively flat through the final two months of 2021. However, as inflation continued to rise and Fed monetary policy shifted, bond yields began to rise in early 2022, ending April near reporting-period highs and exerting downward pressure on bond prices. (Bond yields and bond prices typically move in opposite directions.) Over the reporting period, the yield on the 10-year U.S. Treasury rose from 1.55% to 2.89%. Short-term rates also rose, with the yield on the three-month U.S. Treasury climbing from 0.05% to 0.85% over the reporting period. Outside the U.S., bond yields remained low.
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Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Fund Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the co-management of the funds. Prior to joining Schwab in 2012, Ms. Tang was a product manager at Thomson Reuters and from 1997 to 2009 worked as a portfolio manager at Barclays Global Investors (now known as BlackRock).

Patrick Kwok, CFA, Portfolio Manager, is responsible for the co-management of the funds. Previously, Mr. Kwok served as an associate portfolio manager from 2012 to 2016. Prior to that, he worked as a fund administration manager, where he was responsible for oversight of sub-advisers, trading, cash management, and fund administration supporting the Charles Schwab Trust Bank Collective Investment Trusts and multi-asset Schwab Funds. Prior to joining Schwab Asset Management in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at State Street Bank & Trust as a portfolio accountant and pricing specialist.
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Schwab Target Funds  |  Semiannual Report

Schwab Target 2010 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2010 Fund (7/1/05)	-9.48%	-6.34%	4.59%	4.99%
Dow Jones U.S. Total Stock Market IndexSM	-11.98%	-3.36%	12.92%	13.20%
Bloomberg US Aggregate Bond Index	-9.47%	-8.51%	1.20%	1.73%
Target 2010 Composite Index	-8.37%	-5.09%	4.86%	5.22%
Fund Category: Morningstar Target-Date 2000-2010[2]	-8.37%	-5.51%	4.65%	4.99%
Fund Expense Ratios[3]: Net 0.31%; Gross 0.43%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.31% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
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Schwab Target Funds  |  Semiannual Report

Schwab Target 2010 Fund
Performance and Fund Facts as of April 30, 2022

Statistics
Number of Holdings	21
Portfolio Turnover Rate	16% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.
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Schwab Target Funds  |  Semiannual Report

Schwab Target 2015 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2015 Fund (3/12/08)	-9.90%	-6.55%	4.73%	5.35%
Dow Jones U.S. Total Stock Market IndexSM	-11.98%	-3.36%	12.92%	13.20%
Bloomberg US Aggregate Bond Index	-9.47%	-8.51%	1.20%	1.73%
Target 2015 Composite Index	-8.50%	-5.03%	5.08%	5.62%
Fund Category: Morningstar Target-Date 2015[2]	-8.92%	-5.69%	5.10%	5.72%
Fund Expense Ratios[3]: Net 0.33%; Gross 0.41%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.33% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
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Schwab Target Funds  |  Semiannual Report

Schwab Target 2015 Fund
Performance and Fund Facts as of April 30, 2022

Statistics
Number of Holdings	22
Portfolio Turnover Rate	14% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.
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Schwab Target Funds  |  Semiannual Report

Schwab Target 2020 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2020 Fund (7/1/05)	-10.02%	-6.61%	5.06%	6.10%
Dow Jones U.S. Total Stock Market IndexSM	-11.98%	-3.36%	12.92%	13.20%
Bloomberg US Aggregate Bond Index	-9.47%	-8.51%	1.20%	1.73%
Target 2020 Composite Index	-8.58%	-5.00%	5.49%	6.43%
Fund Category: Morningstar Target-Date 2020[2]	-9.43%	-5.95%	5.43%	6.19%
Fund Expense Ratios[3]: Net 0.34%; Gross 0.36%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.34% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
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Schwab Target Funds  |  Semiannual Report

Schwab Target 2020 Fund
Performance and Fund Facts as of April 30, 2022

Statistics
Number of Holdings	21
Portfolio Turnover Rate	14% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.
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Schwab Target Funds  |  Semiannual Report

Schwab Target 2025 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2025 Fund (3/12/08)	-10.75%	-6.82%	5.93%	7.01%
Dow Jones U.S. Total Stock Market IndexSM	-11.98%	-3.36%	12.92%	13.20%
Bloomberg US Aggregate Bond Index	-9.47%	-8.51%	1.20%	1.73%
Target 2025 Composite Index	-9.02%	-4.86%	6.51%	7.43%
Fund Category: Morningstar Target-Date 2025[2]	-10.03%	-6.29%	5.99%	6.67%
Fund Expense Ratios[3]: Net 0.43%; Gross 0.45%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.43% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
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Schwab Target Funds  |  Semiannual Report

Schwab Target 2025 Fund
Performance and Fund Facts as of April 30, 2022

Statistics
Number of Holdings	22
Portfolio Turnover Rate	13% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.
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Schwab Target Funds  |  Semiannual Report

Schwab Target 2030 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2030 Fund (7/1/05)	-11.49%	-7.16%	6.59%	7.70%
Dow Jones U.S. Total Stock Market IndexSM	-11.98%	-3.36%	12.92%	13.20%
Bloomberg US Aggregate Bond Index	-9.47%	-8.51%	1.20%	1.73%
Target 2030 Composite Index	-9.49%	-4.83%	7.27%	8.18%
Fund Category: Morningstar Target-Date 2030[2]	-10.70%	-6.50%	6.83%	7.39%
Fund Expense Ratios[3]: Net 0.50%; Gross 0.51%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.50% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
15
Schwab Target Funds  |  Semiannual Report

Schwab Target 2030 Fund
Performance and Fund Facts as of April 30, 2022

Statistics
Number of Holdings	22
Portfolio Turnover Rate	11% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.
16
Schwab Target Funds  |  Semiannual Report

Schwab Target 2035 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2035 Fund (3/12/08)	-12.13%	-7.47%	7.02%	8.25%
Dow Jones U.S. Total Stock Market IndexSM	-11.98%	-3.36%	12.92%	13.20%
Bloomberg US Aggregate Bond Index	-9.47%	-8.51%	1.20%	1.73%
Target 2035 Composite Index	-9.87%	-4.83%	7.85%	8.80%
Fund Category: Morningstar Target-Date 2035[2]	-11.37%	-6.72%	7.55%	8.05%
Fund Expense Ratios[3]: Net 0.56%; Gross 0.58%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.56% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
17
Schwab Target Funds  |  Semiannual Report

Schwab Target 2035 Fund
Performance and Fund Facts as of April 30, 2022

Statistics
Number of Holdings	21
Portfolio Turnover Rate	9% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.
18
Schwab Target Funds  |  Semiannual Report

Schwab Target 2040 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2040 Fund (7/1/05)	-12.59%	-7.64%	7.40%	8.69%
Dow Jones U.S. Total Stock Market IndexSM	-11.98%	-3.36%	12.92%	13.20%
Bloomberg US Aggregate Bond Index	-9.47%	-8.51%	1.20%	1.73%
Target 2040 Composite Index	-10.16%	-4.82%	8.34%	9.30%
Fund Category: Morningstar Target-Date 2040[2]	-11.80%	-6.81%	8.05%	8.53%
Fund Expense Ratios[3]: Net 0.60%; Gross 0.61%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.60% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
19
Schwab Target Funds  |  Semiannual Report

Schwab Target 2040 Fund
Performance and Fund Facts as of April 30, 2022

Statistics
Number of Holdings	21
Portfolio Turnover Rate	7% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.
20
Schwab Target Funds  |  Semiannual Report

Schwab Target 2045 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Target 2045 Fund (1/23/13)	-12.92%	-7.73%	7.71%	8.73%
Dow Jones U.S. Total Stock Market IndexSM	-11.98%	-3.36%	12.92%	13.27%
Bloomberg US Aggregate Bond Index	-9.47%	-8.51%	1.20%	1.59%
Target 2045 Composite Index	-10.43%	-4.83%	8.73%	9.39%
Fund Category: Morningstar Target-Date 2045[2]	-12.11%	-6.87%	8.43%	N/A
Fund Expense Ratios[3]: Net 0.64%; Gross 0.68%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.64% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
21
Schwab Target Funds  |  Semiannual Report

Schwab Target 2045 Fund
Performance and Fund Facts as of April 30, 2022

Statistics
Number of Holdings	21
Portfolio Turnover Rate	6% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.
22
Schwab Target Funds  |  Semiannual Report

Schwab Target 2050 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Target 2050 Fund (1/23/13)	-13.13%	-7.79%	7.91%	8.95%
Dow Jones U.S. Total Stock Market IndexSM	-11.98%	-3.36%	12.92%	13.27%
Bloomberg US Aggregate Bond Index	-9.47%	-8.51%	1.20%	1.59%
Target 2050 Composite Index	-10.60%	-4.85%	8.95%	9.62%
Fund Category: Morningstar Target-Date 2050[2]	-12.27%	-6.93%	8.51%	N/A
Fund Expense Ratios[3]: Net 0.67%; Gross 0.71%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.67% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
23
Schwab Target Funds  |  Semiannual Report

Schwab Target 2050 Fund
Performance and Fund Facts as of April 30, 2022

Statistics
Number of Holdings	20
Portfolio Turnover Rate	5% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,5,6

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	Less than 0.05%.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.
24
Schwab Target Funds  |  Semiannual Report

Schwab Target 2055 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Target 2055 Fund (1/23/13)	-13.35%	-7.94%	8.00%	9.06%
Dow Jones U.S. Total Stock Market IndexSM	-11.98%	-3.36%	12.92%	13.27%
Bloomberg US Aggregate Bond Index	-9.47%	-8.51%	1.20%	1.59%
Target 2055 Composite Index	-10.70%	-4.87%	9.11%	9.77%
Fund Category: Morningstar Target-Date 2055[2]	-12.38%	-6.99%	8.60%	N/A
Fund Expense Ratios[3]: Net 0.68%; Gross 0.74%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.68% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
25
Schwab Target Funds  |  Semiannual Report

Schwab Target 2055 Fund
Performance and Fund Facts as of April 30, 2022

Statistics
Number of Holdings	19
Portfolio Turnover Rate	4% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.
26
Schwab Target Funds  |  Semiannual Report

Schwab Target 2060 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Target 2060 Fund (8/25/16)	-13.59%	-8.11%	8.12%	9.12%
Dow Jones U.S. Total Stock Market IndexSM	-11.98%	-3.36%	12.92%	13.45%
Bloomberg US Aggregate Bond Index	-9.47%	-8.51%	1.20%	0.80%
Target 2060 Composite Index	-10.79%	-4.87%	9.23%	9.87%
Fund Category: Morningstar Target-Date 2060[2]	-12.37%	-6.96%	8.64%	N/A
Fund Expense Ratios[3]: Net 0.69%; Gross 0.91%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.69% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
27
Schwab Target Funds  |  Semiannual Report

Schwab Target 2060 Fund
Performance and Fund Facts as of April 30, 2022

Statistics
Number of Holdings	18
Portfolio Turnover Rate	4% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.
28
Schwab Target Funds  |  Semiannual Report

Schwab Target 2065 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception
Fund: Schwab Target 2065 Fund (2/25/21)	-13.35%	-7.91%	-1.56%
Dow Jones U.S. Total Stock Market IndexSM	-11.98%	-3.36%	4.08%
Bloomberg US Aggregate Bond Index	-9.47%	-8.51%	-7.01%
Target 2065 Composite Index	-10.81%	-4.88%	0.46%
Fund Category: Morningstar Target-Date 2065+[2]	-12.61%	-7.21%	N/A
Fund Expense Ratios[3]: Net 0.68%; Gross 2.58%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.68% of acquired fund fees and expenses (AFFE), which are based on estimated amounts for the current fiscal year and are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers and is estimated based on the expenses the fund expects to incur for its first full fiscal year. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
29
Schwab Target Funds  |  Semiannual Report

Schwab Target 2065 Fund
Performance and Fund Facts as of April 30, 2022

Statistics
Number of Holdings	18
Portfolio Turnover Rate	15% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.
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Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including transfer agent fees and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2021 and held through April 30, 2022.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1,2]	EFFECTIVE EXPENSE RATIO (ANNUALIZED)[3,4]	BEGINNING ACCOUNT VALUE AT 11/1/21	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 4/30/22[2]	EXPENSES PAID DURING PERIOD 11/1/21-4/30/22[2,5]	EFFECTIVE EXPENSES PAID DURING PERIOD 11/1/21-4/30/22[4,5]
Schwab Target 2010 Fund
Actual Return	0.00%	0.29%	$1,000.00	$ 905.20	$0.00	$1.37
Hypothetical 5% Return	0.00%	0.29%	$1,000.00	$1,024.79	$0.00	$1.45
Schwab Target 2015 Fund
Actual Return	0.00%	0.31%	$1,000.00	$ 901.00	$0.00	$1.46
Hypothetical 5% Return	0.00%	0.31%	$1,000.00	$1,024.79	$0.00	$1.56
Schwab Target 2020 Fund
Actual Return	0.00%	0.32%	$1,000.00	$ 899.80	$0.00	$1.51
Hypothetical 5% Return	0.00%	0.32%	$1,000.00	$1,024.79	$0.00	$1.61
Schwab Target 2025 Fund
Actual Return	0.00%	0.40%	$1,000.00	$ 892.50	$0.00	$1.88
Hypothetical 5% Return	0.00%	0.40%	$1,000.00	$1,024.79	$0.00	$2.01
Schwab Target 2030 Fund
Actual Return	0.00%	0.48%	$1,000.00	$ 885.10	$0.00	$2.24
Hypothetical 5% Return	0.00%	0.48%	$1,000.00	$1,024.79	$0.00	$2.41
Schwab Target 2035 Fund
Actual Return	0.00%	0.53%	$1,000.00	$ 878.70	$0.00	$2.47
Hypothetical 5% Return	0.00%	0.53%	$1,000.00	$1,024.79	$0.00	$2.66
Schwab Target 2040 Fund
Actual Return	0.00%	0.57%	$1,000.00	$ 874.10	$0.00	$2.65
Hypothetical 5% Return	0.00%	0.57%	$1,000.00	$1,024.79	$0.00	$2.86
Schwab Target 2045 Fund
Actual Return	0.00%	0.61%	$1,000.00	$ 870.80	$0.00	$2.83
Hypothetical 5% Return	0.00%	0.61%	$1,000.00	$1,024.79	$0.00	$3.06
Schwab Target 2050 Fund
Actual Return	0.00%	0.64%	$1,000.00	$ 868.70	$0.00	$2.97
Hypothetical 5% Return	0.00%	0.64%	$1,000.00	$1,024.79	$0.00	$3.21
Schwab Target 2055 Fund
Actual Return	0.00%	0.66%	$1,000.00	$ 866.50	$0.00	$3.05
Hypothetical 5% Return	0.00%	0.66%	$1,000.00	$1,024.79	$0.00	$3.31
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Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Fund Expenses (Unaudited) (continued)

	EXPENSE RATIO (ANNUALIZED)[1,2]	EFFECTIVE EXPENSE RATIO (ANNUALIZED)[3,4]	BEGINNING ACCOUNT VALUE AT 11/1/21	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 4/30/22[2]	EXPENSES PAID DURING PERIOD 11/1/21-4/30/22[2,5]	EFFECTIVE EXPENSES PAID DURING PERIOD 11/1/21-4/30/22[4,5]
Schwab Target 2060 Fund
Actual Return	0.00%	0.67%	$1,000.00	$ 864.10	$0.00	$3.10
Hypothetical 5% Return	0.00%	0.67%	$1,000.00	$1,024.79	$0.00	$3.36
Schwab Target 2065 Fund
Actual Return	0.00%	0.68%	$1,000.00	$ 866.50	$0.00	$3.15
Hypothetical 5% Return	0.00%	0.68%	$1,000.00	$1,024.79	$0.00	$3.41

[1]	Based on the most recent six-month expense ratio.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expenses and the expense ratio; may differ from the acquired fund fees and expenses and the expense ratio in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
32
Schwab Target Funds  |  Semiannual Report

Schwab Target 2010 Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$15.21	$13.76	$13.57	$13.06	$13.42	$12.52
Income (loss) from investment operations:
Net investment income (loss)[1]	0.16	0.22	0.27	0.30	0.29	0.22
Net realized and unrealized gains (losses)	(1.53)	1.61	0.57	0.97	(0.35)	0.90
Total from investment operations	(1.37)	1.83	0.84	1.27	(0.06)	1.12
Less distributions:
Distributions from net investment income	(0.30)	(0.27)	(0.34)	(0.34)	(0.30)	(0.22)
Distributions from net realized gains	(0.41)	(0.11)	(0.31)	(0.42)	—	—
Total distributions	(0.71)	(0.38)	(0.65)	(0.76)	(0.30)	(0.22)
Net asset value at end of period	$13.13	$15.21	$13.76	$13.57	$13.06	$13.42
Total return	(9.48%) [2]	13.46%	6.38%	10.42%	(0.52%)	9.11%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4]	0.00%	0.00%	0.00%	0.00% [5]	0.00%
Gross operating expenses[3]	0.12% [4]	0.12%	0.14%	0.17%	0.12%	0.14%
Net investment income (loss)	2.17% [4]	1.50%	2.03%	2.33%	2.15%	1.75%
Portfolio turnover rate	16% [2]	21%	27%	13%	16%	51% [6]
Net assets, end of period (x 1,000,000)	$53	$65	$56	$51	$52	$59

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
[6]	The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, the portfolio turnover rate would have been 30% without including these transactions. There were no transaction costs associated with these transactions.
33
Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target 2010 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 77.1% OF NET ASSETS

U.S. Stocks 19.4%
Large-Cap 17.3%
Schwab Core Equity Fund	44,804	929,230
Schwab Fundamental US Large Company Index Fund	49,376	1,070,974
Schwab S&P 500 Index Fund	96,919	6,156,287
Schwab Select Large Cap Growth Fund *	44,541	1,022,209
		9,178,700
Mid-Cap 0.6%
Schwab U.S. Mid-Cap Index Fund	5,998	328,280
Small-Cap 1.5%
Schwab Small-Cap Equity Fund	41,202	773,369
		10,280,349

International Stocks 8.6%
Developed Markets 8.6%
Schwab International Core Equity Fund	172,946	1,700,058
Schwab International Opportunities Fund	145,424	2,885,220
		4,585,278

Real Estate 2.6%
Global Real Estate 2.6%
Schwab Global Real Estate Fund	183,799	1,374,820

Fixed Income 42.7%
Inflation-Protected Bond 7.0%
Schwab Treasury Inflation Protected Securities Index Fund	314,416	3,700,682
Intermediate-Term Bond 25.5%
Schwab U.S. Aggregate Bond Index Fund	1,450,694	13,563,986
Short-Term Bond 10.2%
Schwab Short-Term Bond Index Fund	560,196	5,400,289
		22,664,957

Money Market Funds 3.8%
Schwab Variable Share Price Money Fund, Ultra Shares 0.27% (a)	2,041,170	2,041,170
Total Affiliated Underlying Funds (Cost $37,231,739)		40,946,574

UNAFFILIATED UNDERLYING FUNDS 22.2% OF NET ASSETS

U.S. Stocks 5.7%
Large-Cap 5.1%
ClearBridge Large Cap Growth Fund, Class IS *	23,140	1,324,761
Dodge & Cox Stock Fund	6,195	1,406,832
		2,731,593
SECURITY	NUMBER OF SHARES	VALUE ($)
Small-Cap 0.6%
ClearBridge Small Cap Growth Fund, Class IS *	7,567	295,349
		3,026,942

Fixed Income 16.5%
Intermediate-Term Bond 14.3%
Baird Aggregate Bond Fund, Institutional Class	588,268	5,988,569
Loomis Sayles Investment Grade Bond Fund, Class Y	61,664	630,207
Western Asset Core Plus Bond Fund, Class I	95,563	973,788
		7,592,564
International Bond 2.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	117,642	1,185,828
		8,778,392
Total Unaffiliated Underlying Funds (Cost $11,883,963)		11,805,334

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Time Deposits 0.7%
BNP Paribas SA
0.13%, 05/02/22 (b)	370,932	370,932
Total Short-Term Investments (Cost $370,932)		370,932
Total Investments in Securities (Cost $49,486,634)		53,122,840

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

34
Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target 2010 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/22	BALANCE OF SHARES HELD AT 4/30/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 77.1% OF NET ASSETS

U.S. Stocks 19.4%
Large-Cap 17.3%
Schwab Core Equity Fund	$1,568,956	$—	($249,388)	$90,989	($481,327)	$929,230	44,804	$325,091
Schwab Fundamental US Large Company Index Fund	137,540	1,083,654	(100,075)	(1,001)	(49,144)	1,070,974	49,376	23,067
Schwab S&P 500 Index Fund	8,383,553	303,464	(1,809,494)	408,667	(1,129,903)	6,156,287	96,919	108,464
Schwab Select Large Cap Growth Fund (formerly Laudus U.S. Large Cap Growth Fund)	—	1,271,398	(50,924)	(1,395)	(196,870)	1,022,209	44,541	—
						9,178,700
Mid-Cap 0.6%
Schwab U.S. Mid-Cap Index Fund	464,029	13,281	(84,083)	18,025	(82,972)	328,280	5,998	13,281
Small-Cap 1.5%
Schwab Small-Cap Equity Fund	781,673	179,736	—	—	(188,040)	773,369	41,202	94,736
						10,280,349

International Stocks 8.6%
Developed Markets 8.6%
Schwab International Core Equity Fund	1,983,253	434,381	(411,966)	(14,991)	(290,619)	1,700,058	172,946	64,381
Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund)	3,840,054	592,127	(95,000)	(16,803)	(1,435,158)	2,885,220	145,424	549,467
						4,585,278

Real Estate 2.6%
Global Real Estate 2.6%
Schwab Global Real Estate Fund	1,350,166	212,441	(80,000)	777	(108,564)	1,374,820	183,799	23,901

Fixed Income 42.7%
Inflation-Protected Bond 7.0%
Schwab Treasury Inflation Protected Securities Index Fund	4,365,856	114,597	(513,885)	(12,583)	(253,303)	3,700,682	314,416	114,597
Intermediate-Term Bond 25.5%
Schwab U.S. Aggregate Bond Index Fund	16,943,429	318,590	(2,058,642)	(96,811)	(1,542,580)	13,563,986	1,450,694	163,419
Short-Term Bond 10.2%
Schwab Short-Term Bond Index Fund	6,499,915	48,225	(822,441)	(26,382)	(299,028)	5,400,289	560,196	48,167
						22,664,957

Money Market Funds 3.8%
Schwab Variable Share Price Money Fund, Ultra Shares	2,041,093	689	—	—	(612)	2,041,170	2,041,170	864
Total Affiliated Underlying Funds	$48,359,517	$4,572,583	($6,275,898)	$348,492	($6,058,120)	$40,946,574		$1,529,435

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
35
Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target 2010 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$40,946,574	$—	$—	$40,946,574
Unaffiliated Underlying Funds[1]	11,805,334	—	—	11,805,334
Short-Term Investments[1]	—	370,932	—	370,932
Total	$52,751,908	$370,932	$—	$53,122,840

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
36
Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target 2010 Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $37,231,739)		$40,946,574
Investments in securities, at value - unaffiliated (cost $12,254,895)		12,176,266
Receivables:
Investments sold		80,000
Dividends		36,455
Due from investment adviser		5,909
Fund shares sold		1,704
Prepaid expenses	+	5,922
Total assets		53,252,830
Liabilities
Payables:
Investments bought		106,448
Fund shares redeemed		27,181
Independent trustees’ fees		296
Accrued expenses	+	20,550
Total liabilities		154,475
Net assets		$53,098,355
Net Assets by Source
Capital received from investors		$48,367,777
Total distributable earnings	+	4,730,578
Net assets		$53,098,355

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$53,098,355		4,045,468		$13.13

37
Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target 2010 Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - affiliated		$552,192
Dividends received from securities - unaffiliated		106,089
Interest received from securities - unaffiliated	+	96
Total investment income		658,377
Expenses
Registration fees		11,249
Professional fees		10,820
Portfolio accounting fees		6,216
Independent trustees’ fees		3,689
Shareholder reports		1,044
Custodian fees		906
Transfer agent fees		458
Other expenses	+	1,449
Total expenses		35,831
Expense reduction	–	35,831
Net expenses	–	—
Net investment income		658,377
REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated		977,243
Realized capital gain distributions received from underlying funds - unaffiliated		328,219
Net realized gains on sales of securities - affiliated		348,492
Net realized losses on sales of securities - unaffiliated	+	(164,459)
Net realized gains		1,489,495
Net change in unrealized appreciation (depreciation) on securities - affiliated		(6,058,120)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(1,874,642)
Net change in unrealized appreciation (depreciation)	+	(7,932,762)
Net realized and unrealized losses		(6,443,267)
Decrease in net assets resulting from operations		($5,784,890)
38
Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target 2010 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$658,377	$898,910
Net realized gains		1,489,495	1,965,368
Net change in unrealized appreciation (depreciation)	+	(7,932,762)	4,477,633
Increase (decrease) in net assets resulting from operations		($5,784,890)	$7,341,911
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($3,070,834)	($1,544,083)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		211,741	$3,140,064	1,210,571	$17,923,236
Shares reinvested		188,385	2,752,308	94,692	1,353,144
Shares redeemed	+	(659,345)	(9,415,680)	(1,035,698)	(15,103,593)
Net transactions in fund shares		(259,219)	($3,523,308)	269,565	$4,172,787
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,304,687	$65,477,387	4,035,122	$55,506,772
Total increase (decrease)	+	(259,219)	(12,379,032)	269,565	9,970,615
End of period		4,045,468	$53,098,355	4,304,687	$65,477,387
39
Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target 2015 Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$13.36	$12.18	$12.07	$11.49	$12.21	$11.72
Income (loss) from investment operations:
Net investment income (loss)[1]	0.13	0.19	0.25	0.27	0.25	0.20
Net realized and unrealized gains (losses)	(1.36)	1.54	0.50	0.86	(0.30)	0.88
Total from investment operations	(1.23)	1.73	0.75	1.13	(0.05)	1.08
Less distributions:
Distributions from net investment income	(0.28)	(0.24)	(0.31)	(0.30)	(0.27)	(0.22)
Distributions from net realized gains	(0.59)	(0.31)	(0.33)	(0.25)	(0.40)	(0.37)
Total distributions	(0.87)	(0.55)	(0.64)	(0.55)	(0.67)	(0.59)
Net asset value at end of period	$11.26	$13.36	$12.18	$12.07	$11.49	$12.21
Total return	(9.90%) [2]	14.54%	6.41%	10.48%	(0.57%)	9.67%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4]	0.00%	0.00%	0.00%	0.00% [5]	0.00%
Gross operating expenses[3]	0.09% [4]	0.08%	0.10%	0.11%	0.07%	0.09%
Net investment income (loss)	2.11% [4]	1.47%	2.07%	2.35%	2.12%	1.74%
Portfolio turnover rate	14% [2]	14%	15%	10%	14%	52% [6]
Net assets, end of period (x 1,000,000)	$68	$81	$77	$81	$90	$103

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
[6]	The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, the portfolio turnover rate would have been 33% without including these transactions. There were no transaction costs associated with these transactions.
40
Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target 2015 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 75.9% OF NET ASSETS

U.S. Stocks 20.1%
Large-Cap 17.9%
Schwab Core Equity Fund	61,397	1,273,366
Schwab Fundamental US Large Company Index Fund	45,745	992,220
Schwab S&P 500 Index Fund	140,910	8,950,592
Schwab Select Large Cap Growth Fund *	42,921	985,029
		12,201,207
Mid-Cap 0.7%
Schwab U.S. Mid-Cap Index Fund	8,619	471,728
Small-Cap 1.5%
Schwab Small-Cap Equity Fund	55,837	1,048,060
		13,720,995

International Stocks 9.9%
Developed Markets 9.9%
Schwab International Core Equity Fund	241,723	2,376,140
Schwab International Opportunities Fund	220,032	4,365,441
		6,741,581

Real Estate 2.8%
Global Real Estate 2.8%
Schwab Global Real Estate Fund	256,112	1,915,715

Fixed Income 40.0%
Inflation-Protected Bond 6.6%
Schwab Treasury Inflation Protected Securities Index Fund	380,956	4,483,850
Intermediate-Term Bond 23.9%
Schwab U.S. Aggregate Bond Index Fund	1,737,012	16,241,059
Short-Term Bond 9.5%
Schwab Short-Term Bond Index Fund	674,072	6,498,055
		27,222,964

Money Market Funds 3.1%
Schwab Variable Share Price Money Fund, Ultra Shares 0.27% (a)	2,090,538	2,090,538
Total Affiliated Underlying Funds (Cost $44,788,737)		51,691,793

UNAFFILIATED UNDERLYING FUNDS 23.0% OF NET ASSETS

U.S. Stocks 7.0%
Large-Cap 6.3%
ClearBridge Large Cap Growth Fund, Class IS *	35,756	2,047,005
Dodge & Cox Stock Fund	9,852	2,237,324
		4,284,329
SECURITY	NUMBER OF SHARES	VALUE ($)
Small-Cap 0.7%
ClearBridge Small Cap Growth Fund, Class IS *	12,699	495,654
		4,779,983

Fixed Income 16.0%
Intermediate-Term Bond 13.7%
Baird Aggregate Bond Fund, Institutional Class	666,437	6,784,333
Loomis Sayles Investment Grade Bond Fund, Class Y	88,787	907,403
Western Asset Core Plus Bond Fund, Class I	164,190	1,673,099
		9,364,835
International Bond 2.3%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	154,068	1,553,001
		10,917,836
Total Unaffiliated Underlying Funds (Cost $15,563,986)		15,697,819

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.1% OF NET ASSETS

Time Deposits 1.1%
BNP Paribas SA
0.13%, 05/02/22 (b)	691,698	691,698
Sumitomo Mitsui Banking Corp.
0.13%, 05/02/22 (b)	38,143	38,143
Total Short-Term Investments (Cost $729,841)		729,841
Total Investments in Securities (Cost $61,082,564)		68,119,453

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

41
Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target 2015 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/22	BALANCE OF SHARES HELD AT 4/30/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 75.9% OF NET ASSETS

U.S. Stocks 20.1%
Large-Cap 17.9%
Schwab Core Equity Fund	$2,277,077	$—	($434,426)	$206,320	($775,605)	$1,273,366	61,397	$477,407
Schwab Fundamental US Large Company Index Fund	84,013	945,749	—	—	(37,542)	992,220	45,745	3,977
Schwab S&P 500 Index Fund	11,092,729	142,213	(1,207,942)	797,068	(1,873,476)	8,950,592	140,910	142,213
Schwab Select Large Cap Growth Fund (formerly Laudus U.S. Large Cap Growth Fund)	—	1,174,738	—	—	(189,709)	985,029	42,921	—
						12,201,207
Mid-Cap 0.7%
Schwab U.S. Mid-Cap Index Fund	693,518	18,018	(150,567)	43,248	(132,489)	471,728	8,619	18,018
Small-Cap 1.5%
Schwab Small-Cap Equity Fund	1,092,075	200,431	—	—	(244,446)	1,048,060	55,837	118,989
						13,720,995

International Stocks 9.9%
Developed Markets 9.9%
Schwab International Core Equity Fund	2,177,755	777,438	(200,000)	3,457	(382,510)	2,376,140	241,723	59,309
Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund)	6,019,167	861,272	(250,000)	(46,280)	(2,218,718)	4,365,441	220,032	861,272
						6,741,581

Real Estate 2.8%
Global Real Estate 2.8%
Schwab Global Real Estate Fund	1,748,366	317,096	—	—	(149,747)	1,915,715	256,112	31,788

Fixed Income 40.0%
Inflation-Protected Bond 6.6%
Schwab Treasury Inflation Protected Securities Index Fund	5,118,855	136,672	(450,000)	19	(321,696)	4,483,850	380,956	136,672
Intermediate-Term Bond 23.9%
Schwab U.S. Aggregate Bond Index Fund	19,995,824	194,686	(1,989,588)	(81,029)	(1,878,834)	16,241,059	1,737,012	194,485
Short-Term Bond 9.5%
Schwab Short-Term Bond Index Fund	7,560,669	55,880	(737,208)	(19,770)	(361,516)	6,498,055	674,072	55,814
						27,222,964

Money Market Funds 3.1%
Schwab Variable Share Price Money Fund, Ultra Shares	2,590,441	936	(500,062)	(123)	(654)	2,090,538	2,090,538	1,081
Total Affiliated Underlying Funds	$60,450,489	$4,825,129	($5,919,793)	$902,910	($8,566,942)	$51,691,793		$2,101,025

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
42
Schwab Target Funds  |  Semiannual Report
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Schwab Target 2015 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$51,691,793	$—	$—	$51,691,793
Unaffiliated Underlying Funds[1]	15,697,819	—	—	15,697,819
Short-Term Investments[1]	—	729,841	—	729,841
Total	$67,389,612	$729,841	$—	$68,119,453

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
43
Schwab Target Funds  |  Semiannual Report
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Schwab Target 2015 Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $44,788,737)		$51,691,793
Investments in securities, at value - unaffiliated (cost $16,293,827)		16,427,660
Receivables:
Fund shares sold		51,624
Dividends		45,055
Due from investment adviser		5,632
Prepaid expenses	+	12,407
Total assets		68,234,171
Liabilities
Payables:
Fund shares redeemed		69,316
Investments bought		45,049
Independent trustees’ fees		302
Accrued expenses	+	21,391
Total liabilities		136,058
Net assets		$68,098,113
Net Assets by Source
Capital received from investors		$59,060,578
Total distributable earnings	+	9,037,535
Net assets		$68,098,113

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$68,098,113		6,049,083		$11.26

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Schwab Target Funds  |  Semiannual Report
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Schwab Target 2015 Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - affiliated		$664,190
Dividends received from securities - unaffiliated		131,898
Interest received from securities - unaffiliated	+	63
Total investment income		796,151
Expenses
Professional fees		10,856
Registration fees		9,639
Portfolio accounting fees		6,347
Independent trustees’ fees		3,714
Shareholder reports		1,041
Custodian fees		688
Transfer agent fees		612
Other expenses	+	1,531
Total expenses		34,428
Expense reduction	–	34,428
Net expenses	–	—
Net investment income		796,151
REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated		1,436,835
Realized capital gain distributions received from underlying funds - unaffiliated		414,993
Net realized gains on sales of securities - affiliated		902,910
Net realized losses on sales of securities - unaffiliated	+	(108,771)
Net realized gains		2,645,967
Net change in unrealized appreciation (depreciation) on securities - affiliated		(8,566,942)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(2,520,035)
Net change in unrealized appreciation (depreciation)	+	(11,086,977)
Net realized and unrealized losses		(8,441,010)
Decrease in net assets resulting from operations		($7,644,859)
45
Schwab Target Funds  |  Semiannual Report
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Schwab Target 2015 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$796,151	$1,200,315
Net realized gains		2,645,967	3,802,441
Net change in unrealized appreciation (depreciation)	+	(11,086,977)	6,018,277
Increase (decrease) in net assets resulting from operations		($7,644,859)	$11,021,033
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($5,182,871)	($3,467,726)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		186,890	$2,289,695	645,653	$8,261,663
Shares reinvested		380,762	4,793,794	263,836	3,295,303
Shares redeemed	+	(611,127)	(7,556,330)	(1,161,720)	(14,985,882)
Net transactions in fund shares		(43,475)	($472,841)	(252,231)	($3,428,916)
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,092,558	$81,398,684	6,344,789	$77,274,293
Total increase (decrease)	+	(43,475)	(13,300,571)	(252,231)	4,124,391
End of period		6,049,083	$68,098,113	6,092,558	$81,398,684
46
Schwab Target Funds  |  Semiannual Report
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Schwab Target 2020 Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$16.14	$14.55	$14.46	$13.87	$14.71	$13.84
Income (loss) from investment operations:
Net investment income (loss)[1]	0.16	0.23	0.30	0.32	0.30	0.23
Net realized and unrealized gains (losses)	(1.65)	1.94	0.58	1.04	(0.33)	1.39
Total from investment operations	(1.49)	2.17	0.88	1.36	(0.03)	1.62
Less distributions:
Distributions from net investment income	(0.35)	(0.29)	(0.36)	(0.35)	(0.33)	(0.24)
Distributions from net realized gains	(0.80)	(0.29)	(0.43)	(0.42)	(0.48)	(0.51)
Total distributions	(1.15)	(0.58)	(0.79)	(0.77)	(0.81)	(0.75)
Net asset value at end of period	$13.50	$16.14	$14.55	$14.46	$13.87	$14.71
Total return	(10.02%) [2]	15.27%	6.33%	10.58%	(0.32%)	12.28%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4]	0.00%	0.00%	0.00%	0.00%	0.00%
Gross operating expenses[3]	0.02% [4]	0.02%	0.02%	0.03%	0.02%	0.03%
Net investment income (loss)	2.14% [4]	1.47%	2.13%	2.28%	2.07%	1.67%
Portfolio turnover rate	14% [2]	10%	17%	14%	18%	47% [5]
Net assets, end of period (x 1,000,000)	$446	$531	$525	$549	$542	$579

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, the portfolio turnover rate would have been 31% without including these transactions. There were no transaction costs associated with these transactions.
47
Schwab Target Funds  |  Semiannual Report
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Schwab Target 2020 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 76.6% OF NET ASSETS

U.S. Stocks 21.0%
Large-Cap 18.5%
Schwab Core Equity Fund	426,151	8,838,381
Schwab Fundamental US Large Company Index Fund	289,710	6,283,812
Schwab S&P 500 Index Fund	964,593	61,270,923
Schwab Select Large Cap Growth Fund *	261,394	5,998,982
		82,392,098
Mid-Cap 0.9%
Schwab U.S. Mid-Cap Index Fund	71,300	3,902,244
Small-Cap 1.6%
Schwab Small-Cap Equity Fund	389,940	7,319,181
		93,613,523

International Stocks 10.9%
Developed Markets 10.9%
Schwab International Core Equity Fund	1,803,929	17,732,626
Schwab International Opportunities Fund	1,555,977	30,870,591
		48,603,217

Real Estate 3.1%
Global Real Estate 3.1%
Schwab Global Real Estate Fund	1,803,700	13,491,678

Fixed Income 38.6%
Inflation-Protected Bond 6.6%
Schwab Treasury Inflation Protected Securities Index Fund	2,513,950	29,589,189
Intermediate-Term Bond 23.1%
Schwab U.S. Aggregate Bond Index Fund	10,994,365	102,797,313
Short-Term Bond 8.9%
Schwab Short-Term Bond Index Fund	4,128,333	39,797,131
		172,183,633

Money Market Funds 3.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.27% (a)	13,452,199	13,452,199
Total Affiliated Underlying Funds (Cost $290,514,855)		341,344,250

UNAFFILIATED UNDERLYING FUNDS 22.6% OF NET ASSETS

U.S. Stocks 7.1%
Large-Cap 6.6%
ClearBridge Large Cap Growth Fund, Class IS *	246,833	14,131,186
Dodge & Cox Stock Fund	68,793	15,622,160
		29,753,346
SECURITY	NUMBER OF SHARES	VALUE ($)
Small-Cap 0.5%
ClearBridge Small Cap Growth Fund, Class IS *	55,493	2,165,908
		31,919,254

Fixed Income 15.5%
Intermediate-Term Bond 13.1%
Baird Aggregate Bond Fund, Institutional Class	3,824,943	38,937,916
Loomis Sayles Investment Grade Bond Fund, Class Y	673,197	6,880,070
Western Asset Core Plus Bond Fund, Class I	1,250,589	12,743,502
		58,561,488
International Bond 2.4%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	1,038,388	10,466,946
		69,028,434
Total Unaffiliated Underlying Funds (Cost $99,849,449)		100,947,688

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Time Deposits 0.7%
BNP Paribas SA
0.13%, 05/02/22 (b)	3,250,349	3,250,349
Total Short-Term Investments (Cost $3,250,349)		3,250,349
Total Investments in Securities (Cost $393,614,653)		445,542,287

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

48
Schwab Target Funds  |  Semiannual Report
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Schwab Target 2020 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/22	BALANCE OF SHARES HELD AT 4/30/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 76.6% OF NET ASSETS

U.S. Stocks 21.0%
Large-Cap 18.5%
Schwab Core Equity Fund	$15,100,292	$—	($2,084,672)	$736,346	($4,913,585)	$8,838,381	426,151	$3,544,693
Schwab Fundamental US Large Company Index Fund	630,096	5,899,652	—	—	(245,936)	6,283,812	289,710	29,826
Schwab S&P 500 Index Fund	75,059,726	973,848	(7,240,371)	4,664,818	(12,187,098)	61,270,923	964,593	973,848
Schwab Select Large Cap Growth Fund (formerly Laudus U.S. Large Cap Growth Fund)	—	7,154,342	—	—	(1,155,360)	5,998,982	261,394	—
						82,392,098
Mid-Cap 0.9%
Schwab U.S. Mid-Cap Index Fund	4,461,137	127,673	—	—	(686,566)	3,902,244	71,300	127,673
Small-Cap 1.6%
Schwab Small-Cap Equity Fund	8,228,779	896,580	—	—	(1,806,178)	7,319,181	389,940	896,580
						93,613,523

International Stocks 10.9%
Developed Markets 10.9%
Schwab International Core Equity Fund	17,711,654	4,489,831	(1,499,999)	(9,798)	(2,959,062)	17,732,626	1,803,929	484,294
Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund)	40,801,835	5,838,263	(400,000)	(47,276)	(15,322,231)	30,870,591	1,555,977	5,838,263
						48,603,217

Real Estate 3.1%
Global Real Estate 3.1%
Schwab Global Real Estate Fund	12,191,759	2,642,714	(300,000)	19,874	(1,062,669)	13,491,678	1,803,700	219,414

Fixed Income 38.6%
Inflation-Protected Bond 6.6%
Schwab Treasury Inflation Protected Securities Index Fund	32,789,992	875,758	(2,000,000)	18,378	(2,094,939)	29,589,189	2,513,950	875,758
Intermediate-Term Bond 23.1%
Schwab U.S. Aggregate Bond Index Fund	125,307,510	1,227,344	(11,367,491)	(450,772)	(11,919,278)	102,797,313	10,994,365	1,226,075
Short-Term Bond 8.9%
Schwab Short-Term Bond Index Fund	46,734,024	349,472	(4,911,068)	(128,541)	(2,246,756)	39,797,131	4,128,333	349,069
						172,183,633

Money Market Funds 3.0%
Schwab Variable Share Price Money Fund, Ultra Shares	15,951,603	5,761	(2,500,381)	(750)	(4,034)	13,452,199	13,452,199	6,672
Total Affiliated Underlying Funds	$394,968,407	$30,481,238	($32,303,982)	$4,802,279	($56,603,692)	$341,344,250		$14,572,165

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
49
Schwab Target Funds  |  Semiannual Report
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Schwab Target 2020 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$341,344,250	$—	$—	$341,344,250
Unaffiliated Underlying Funds[1]	100,947,688	—	—	100,947,688
Short-Term Investments[1]	—	3,250,349	—	3,250,349
Total	$442,291,938	$3,250,349	$—	$445,542,287

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
50
Schwab Target Funds  |  Semiannual Report
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Schwab Target 2020 Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $290,514,855)		$341,344,250
Investments in securities, at value - unaffiliated (cost $103,099,798)		104,198,037
Receivables:
Investments sold		400,000
Dividends		290,278
Fund shares sold		142,419
Due from investment adviser		8,585
Prepaid expenses	+	8,300
Total assets		446,391,869
Liabilities
Payables:
Fund shares redeemed		298,384
Investments bought		290,305
Independent trustees’ fees		407
Accrued expenses	+	36,480
Total liabilities		625,576
Net assets		$445,766,293
Net Assets by Source
Capital received from investors		$380,246,705
Total distributable earnings	+	65,519,588
Net assets		$445,766,293

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$445,766,293		33,009,486		$13.50

51
Schwab Target Funds  |  Semiannual Report
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Schwab Target 2020 Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - affiliated		$4,454,063
Dividends received from securities - unaffiliated		870,326
Interest received from securities - unaffiliated	+	308
Total investment income		5,324,697
Expenses
Registration fees		15,600
Portfolio accounting fees		13,321
Professional fees		11,612
Shareholder reports		4,634
Independent trustees’ fees		4,374
Transfer agent fees		973
Custodian fees		690
Other expenses	+	3,383
Total expenses		54,587
Expense reduction	–	54,587
Net expenses	–	—
Net investment income		5,324,697
REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated		10,118,102
Realized capital gain distributions received from underlying funds - unaffiliated		2,724,057
Net realized gains on sales of securities - affiliated		4,802,279
Net realized losses on sales of securities - unaffiliated	+	(741,938)
Net realized gains		16,902,500
Net change in unrealized appreciation (depreciation) on securities - affiliated		(56,603,692)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(16,538,465)
Net change in unrealized appreciation (depreciation)	+	(73,142,157)
Net realized and unrealized losses		(56,239,657)
Decrease in net assets resulting from operations		($50,914,960)
52
Schwab Target Funds  |  Semiannual Report
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Schwab Target 2020 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$5,324,697	$7,899,808
Net realized gains		16,902,500	27,827,003
Net change in unrealized appreciation (depreciation)	+	(73,142,157)	40,880,954
Increase (decrease) in net assets resulting from operations		($50,914,960)	$76,607,765
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($37,368,972)	($20,699,693)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		906,680	$13,686,750	3,640,033	$56,415,138
Shares reinvested		2,320,541	35,086,570	1,291,646	19,426,353
Shares redeemed	+	(3,108,050)	(45,734,857)	(8,142,847)	(126,181,394)
Net transactions in fund shares		119,171	$3,038,463	(3,211,168)	($50,339,903)
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		32,890,315	$531,011,762	36,101,483	$525,443,593
Total increase (decrease)	+	119,171	(85,245,469)	(3,211,168)	5,568,169
End of period		33,009,486	$445,766,293	32,890,315	$531,011,762
53
Schwab Target Funds  |  Semiannual Report
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Schwab Target 2025 Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$17.30	$14.81	$14.74	$14.10	$14.71	$13.45
Income (loss) from investment operations:
Net investment income (loss)[1]	0.17	0.22	0.31	0.30	0.28	0.22
Net realized and unrealized gains (losses)	(1.91)	2.74	0.55	1.10	(0.34)	1.73
Total from investment operations	(1.74)	2.96	0.86	1.40	(0.06)	1.95
Less distributions:
Distributions from net investment income	(0.39)	(0.28)	(0.35)	(0.34)	(0.34)	(0.23)
Distributions from net realized gains	(0.66)	(0.19)	(0.44)	(0.42)	(0.21)	(0.46)
Total distributions	(1.05)	(0.47)	(0.79)	(0.76)	(0.55)	(0.69)
Net asset value at end of period	$14.51	$17.30	$14.81	$14.74	$14.10	$14.71
Total return	(10.75%) [2]	20.25%	5.98%	10.79%	(0.53%)	15.17%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4]	0.00%	0.00%	0.00%	0.00%	0.00%
Gross operating expenses[3]	0.02% [4]	0.02%	0.02%	0.03%	0.02%	0.03%
Net investment income (loss)	2.13% [4]	1.33%	2.14%	2.10%	1.88%	1.59%
Portfolio turnover rate	13% [2]	16%	16%	15%	13%	36% [5]
Net assets, end of period (x 1,000,000)	$569	$662	$572	$577	$531	$521

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, the portfolio turnover rate would have been 26% without including these transactions. There were no transaction costs associated with these transactions.
54
Schwab Target Funds  |  Semiannual Report
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Schwab Target 2025 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 74.4% OF NET ASSETS

U.S. Stocks 25.8%
Large-Cap 22.5%
Schwab Core Equity Fund	736,355	15,272,000
Schwab Fundamental US Large Company Index Fund	335,437	7,275,632
Schwab S&P 500 Index Fund	1,469,012	93,311,633
Schwab Select Large Cap Growth Fund *	539,741	12,387,053
		128,246,318
Mid-Cap 1.1%
Schwab U.S. Mid-Cap Index Fund	113,079	6,188,793
Small-Cap 2.2%
Schwab Small-Cap Equity Fund	672,873	12,629,833
		147,064,944

International Stocks 14.1%
Developed Markets 14.1%
Schwab International Core Equity Fund	3,045,567	29,937,928
Schwab International Opportunities Fund	2,535,151	50,297,387
		80,235,315

Real Estate 3.8%
Global Real Estate 3.8%
Schwab Global Real Estate Fund	2,862,916	21,414,612

Fixed Income 28.5%
Inflation-Protected Bond 3.7%
Schwab Treasury Inflation Protected Securities Index Fund	1,823,786	21,465,966
Intermediate-Term Bond 17.9%
Schwab U.S. Aggregate Bond Index Fund	10,882,349	101,749,961
Short-Term Bond 6.9%
Schwab Short-Term Bond Index Fund	4,061,694	39,154,734
		162,370,661

Money Market Funds 2.2%
Schwab Variable Share Price Money Fund, Ultra Shares 0.27% (a)	12,653,845	12,653,845
Total Affiliated Underlying Funds (Cost $369,161,306)		423,739,377

UNAFFILIATED UNDERLYING FUNDS 24.7% OF NET ASSETS

U.S. Stocks 8.4%
Large-Cap 7.6%
ClearBridge Large Cap Growth Fund, Class IS *	314,116	17,983,138
Dodge & Cox Stock Fund	112,697	25,592,291
		43,575,429
SECURITY	NUMBER OF SHARES	VALUE ($)
Small-Cap 0.8%
ClearBridge Small Cap Growth Fund, Class IS *	118,695	4,632,674
		48,208,103

International Stocks 0.4%
Emerging Markets 0.4%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	246,372	2,140,970

Fixed Income 15.9%
Intermediate-Term Bond 12.4%
Baird Aggregate Bond Fund, Institutional Class	3,723,993	37,910,253
Loomis Sayles Investment Grade Bond Fund, Class Y	1,189,705	12,158,790
Western Asset Core Plus Bond Fund, Class I	2,005,631	20,437,383
		70,506,426
International Bond 3.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	1,976,043	19,918,518
		90,424,944
Total Unaffiliated Underlying Funds (Cost $139,755,121)		140,774,017

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.0% OF NET ASSETS

Time Deposits 1.0%
Barclays Capital, Inc.
0.13%, 05/02/22 (b)	5,270,642	5,270,642
Total Short-Term Investments (Cost $5,270,642)		5,270,642
Total Investments in Securities (Cost $514,187,069)		569,784,036

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

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Schwab Target 2025 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/22	BALANCE OF SHARES HELD AT 4/30/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 74.4% OF NET ASSETS

U.S. Stocks 25.8%
Large-Cap 22.5%
Schwab Core Equity Fund	$30,810,897	$—	($7,337,903)	$1,496,834	($9,697,828)	$15,272,000	736,355	$7,232,652
Schwab Fundamental US Large Company Index Fund	1,143,426	6,416,857	—	—	(284,651)	7,275,632	335,437	54,124
Schwab S&P 500 Index Fund	112,235,211	1,456,173	(8,855,994)	1,752,148	(13,275,905)	93,311,633	1,469,012	1,456,173
Schwab Select Large Cap Growth Fund (formerly Laudus U.S. Large Cap Growth Fund)	5,443,022	10,934,857	—	—	(3,990,826)	12,387,053	539,741	646,054
						128,246,318
Mid-Cap 1.1%
Schwab U.S. Mid-Cap Index Fund	7,075,174	202,483	—	—	(1,088,864)	6,188,793	113,079	202,483
Small-Cap 2.2%
Schwab Small-Cap Equity Fund	15,175,891	1,653,515	(900,000)	(48,123)	(3,251,450)	12,629,833	672,873	1,653,515
						147,064,944

International Stocks 14.1%
Developed Markets 14.1%
Schwab International Core Equity Fund	30,940,500	3,999,754	—	—	(5,002,326)	29,937,928	3,045,567	870,352
Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund)	65,698,592	9,400,696	—	—	(24,801,901)	50,297,387	2,535,151	9,400,696
						80,235,315

Real Estate 3.8%
Global Real Estate 3.8%
Schwab Global Real Estate Fund	19,340,678	3,743,550	—	—	(1,669,616)	21,414,612	2,862,916	353,170

Fixed Income 28.5%
Inflation-Protected Bond 3.7%
Schwab Treasury Inflation Protected Securities Index Fund	19,066,823	3,781,849	—	—	(1,382,706)	21,465,966	1,823,786	547,582
Intermediate-Term Bond 17.9%
Schwab U.S. Aggregate Bond Index Fund	116,519,168	1,174,077	(3,959,853)	(227,091)	(11,756,340)	101,749,961	10,882,349	1,172,862
Short-Term Bond 6.9%
Schwab Short-Term Bond Index Fund	42,631,137	326,436	(1,525,167)	(65,445)	(2,212,227)	39,154,734	4,061,694	326,053
						162,370,661

Money Market Funds 2.2%
Schwab Variable Share Price Money Fund, Ultra Shares	12,653,373	4,267	—	—	(3,795)	12,653,845	12,653,845	5,352
Total Affiliated Underlying Funds	$478,733,892	$43,094,514	($22,578,917)	$2,908,323	($78,418,435)	$423,739,377		$23,921,068

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
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Schwab Target 2025 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$423,739,377	$—	$—	$423,739,377
Unaffiliated Underlying Funds[1]	140,774,017	—	—	140,774,017
Short-Term Investments[1]	—	5,270,642	—	5,270,642
Total	$564,513,394	$5,270,642	$—	$569,784,036

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Target 2025 Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $369,161,306)		$423,739,377
Investments in securities, at value - unaffiliated (cost $145,025,763)		146,044,659
Receivables:
Dividends		321,269
Fund shares sold		187,694
Due from investment adviser		10,044
Prepaid expenses	+	23,623
Total assets		570,326,666
Liabilities
Payables:
Fund shares redeemed		586,854
Investments bought		322,106
Independent trustees’ fees		407
Accrued expenses	+	38,349
Total liabilities		947,716
Net assets		$569,378,950
Net Assets by Source
Capital received from investors		$496,288,474
Total distributable earnings	+	73,090,476
Net assets		$569,378,950

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$569,378,950		39,251,238		$14.51

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Schwab Target 2025 Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - affiliated		$5,456,762
Dividends received from securities - unaffiliated		1,253,404
Interest received from securities - unaffiliated	+	1,080
Total investment income		6,711,246
Expenses
Registration fees		18,992
Portfolio accounting fees		13,910
Professional fees		11,761
Shareholder reports		5,383
Independent trustees’ fees		4,544
Transfer agent fees		1,952
Custodian fees		617
Other expenses	+	3,837
Total expenses		60,996
Expense reduction	–	60,996
Net expenses	–	—
Net investment income		6,711,246
REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated		18,464,306
Realized capital gain distributions received from underlying funds - unaffiliated		4,204,344
Net realized gains on sales of securities - affiliated		2,908,323
Net realized losses on sales of securities - unaffiliated	+	(1,349,011)
Net realized gains		24,227,962
Net change in unrealized appreciation (depreciation) on securities - affiliated		(78,418,435)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(22,458,008)
Net change in unrealized appreciation (depreciation)	+	(100,876,443)
Net realized and unrealized losses		(76,648,481)
Decrease in net assets resulting from operations		($69,937,235)
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Schwab Target Funds  |  Semiannual Report
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Schwab Target 2025 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$6,711,246	$8,465,976
Net realized gains		24,227,962	27,687,865
Net change in unrealized appreciation (depreciation)	+	(100,876,443)	77,630,122
Increase (decrease) in net assets resulting from operations		($69,937,235)	$113,783,963
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($40,238,108)	($17,910,599)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,239,595	$36,264,543	6,926,067	$114,143,701
Shares reinvested		2,343,986	38,464,811	1,088,638	17,189,589
Shares redeemed	+	(3,622,056)	(57,410,837)	(8,322,542)	(136,708,712)
Net transactions in fund shares		961,525	$17,318,517	(307,837)	($5,375,422)
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		38,289,713	$662,235,776	38,597,550	$571,737,834
Total increase (decrease)	+	961,525	(92,856,826)	(307,837)	90,497,942
End of period		39,251,238	$569,378,950	38,289,713	$662,235,776
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Schwab Target 2030 Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$18.88	$15.67	$15.79	$15.24	$16.10	$14.51
Income (loss) from investment operations:
Net investment income (loss)[1]	0.18	0.22	0.33	0.30	0.29	0.23
Net realized and unrealized gains (losses)	(2.20)	3.54	0.57	1.21	(0.38)	2.18
Total from investment operations	(2.02)	3.76	0.90	1.51	(0.09)	2.41
Less distributions:
Distributions from net investment income	(0.45)	(0.27)	(0.37)	(0.37)	(0.39)	(0.24)
Distributions from net realized gains	(0.78)	(0.28)	(0.65)	(0.59)	(0.38)	(0.58)
Total distributions	(1.23)	(0.55)	(1.02)	(0.96)	(0.77)	(0.82)
Net asset value at end of period	$15.63	$18.88	$15.67	$15.79	$15.24	$16.10
Total return	(11.49%) [2]	24.38%	5.81%	10.94%	(0.75%)	17.47%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4]	0.00%	0.00%	0.00%	0.00%	0.00%
Gross operating expenses[3]	0.01% [4]	0.01%	0.02%	0.02%	0.02%	0.02%
Net investment income (loss)	2.12% [4]	1.21%	2.15%	2.00%	1.79%	1.53%
Portfolio turnover rate	11% [2]	14%	13%	17%	14%	30%
Net assets, end of period (x 1,000,000)	$1,012	$1,166	$965	$999	$958	$966

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
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Schwab Target 2030 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 73.7% OF NET ASSETS

U.S. Stocks 31.8%
Large-Cap 27.3%
Schwab Core Equity Fund	1,667,279	34,579,376
Schwab Fundamental US Large Company Index Fund	1,030,250	22,346,117
Schwab S&P 500 Index Fund	2,931,926	186,235,939
Schwab Select Large Cap Growth Fund *	1,471,486	33,770,607
		276,932,039
Mid-Cap 1.3%
Schwab U.S. Mid-Cap Index Fund	239,656	13,116,365
Small-Cap 3.2%
Schwab Small-Cap Equity Fund	1,719,505	32,275,105
		322,323,509

International Stocks 17.3%
Developed Markets 17.3%
Schwab International Core Equity Fund	7,048,383	69,285,609
Schwab International Opportunities Fund	5,346,067	106,065,970
		175,351,579

Real Estate 4.7%
Global Real Estate 4.7%
Schwab Global Real Estate Fund	6,278,132	46,960,426

Fixed Income 18.4%
Inflation-Protected Bond 1.1%
Schwab Treasury Inflation Protected Securities Index Fund	1,004,474	11,822,662
Intermediate-Term Bond 12.6%
Schwab U.S. Aggregate Bond Index Fund	13,634,546	127,483,006
Short-Term Bond 4.7%
Schwab Short-Term Bond Index Fund	4,910,232	47,334,633
		186,640,301

Money Market Funds 1.5%
Schwab Variable Share Price Money Fund, Ultra Shares 0.27% (a)	14,660,148	14,660,148
Total Affiliated Underlying Funds (Cost $603,946,928)		745,935,963

UNAFFILIATED UNDERLYING FUNDS 25.4% OF NET ASSETS

U.S. Stocks 10.1%
Large-Cap 9.0%
ClearBridge Large Cap Growth Fund, Class IS *	626,631	35,874,608
Dodge & Cox Stock Fund	243,071	55,198,887
		91,073,495
SECURITY	NUMBER OF SHARES	VALUE ($)
Small-Cap 1.1%
ClearBridge Small Cap Growth Fund, Class IS *	287,472	11,220,030
		102,293,525

International Stocks 1.3%
Emerging Markets 1.3%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	1,537,867	13,364,067

Fixed Income 14.0%
Intermediate-Term Bond 9.8%
Baird Aggregate Bond Fund, Institutional Class	3,295,910	33,552,364
Loomis Sayles Investment Grade Bond Fund, Class Y	2,980,711	30,462,866
Western Asset Core Plus Bond Fund, Class I	3,477,082	35,431,468
		99,446,698
International Bond 4.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	4,203,109	42,367,338
		141,814,036
Total Unaffiliated Underlying Funds (Cost $254,598,671)		257,471,628

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Time Deposits 0.7%
Skandinaviska Enskilda Banken AB
0.13%, 05/02/22 (b)	6,844,783	6,844,783
Total Short-Term Investments (Cost $6,844,783)		6,844,783
Total Investments in Securities (Cost $865,390,382)		1,010,252,374

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

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Schwab Target Funds  |  Semiannual Report
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Schwab Target 2030 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/22	BALANCE OF SHARES HELD AT 4/30/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 73.7% OF NET ASSETS

U.S. Stocks 31.8%
Large-Cap 27.3%
Schwab Core Equity Fund	$70,910,149	$—	($17,497,159)	$5,603,493	($24,437,107)	$34,579,376	1,667,279	$16,645,684
Schwab Fundamental US Large Company Index Fund	5,893,250	17,463,390	—	—	(1,010,523)	22,346,117	1,030,250	278,957
Schwab S&P 500 Index Fund	217,688,882	2,824,361	(11,580,323)	1,646,826	(24,343,807)	186,235,939	2,931,926	2,824,361
Schwab Select Large Cap Growth Fund (formerly Laudus U.S. Large Cap Growth Fund)	23,583,922	22,721,646	—	—	(12,534,961)	33,770,607	1,471,486	2,799,271
						276,932,039
Mid-Cap 1.3%
Schwab U.S. Mid-Cap Index Fund	14,994,937	429,138	—	—	(2,307,710)	13,116,365	239,656	429,138
Small-Cap 3.2%
Schwab Small-Cap Equity Fund	36,286,126	3,953,615	—	—	(7,964,636)	32,275,105	1,719,505	3,953,615
						322,323,509

International Stocks 17.3%
Developed Markets 17.3%
Schwab International Core Equity Fund	72,385,637	8,567,086	—	—	(11,667,114)	69,285,609	7,048,383	2,036,199
Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund)	133,184,630	23,794,775	—	—	(50,913,435)	106,065,970	5,346,067	19,057,154
						175,351,579

Real Estate 4.7%
Global Real Estate 4.7%
Schwab Global Real Estate Fund	38,745,994	11,827,643	—	—	(3,613,211)	46,960,426	6,278,132	735,451

Fixed Income 18.4%
Inflation-Protected Bond 1.1%
Schwab Treasury Inflation Protected Securities Index Fund	8,963,030	3,575,628	—	—	(715,996)	11,822,662	1,004,474	269,234
Intermediate-Term Bond 12.6%
Schwab U.S. Aggregate Bond Index Fund	145,012,045	1,462,470	(4,000,000)	(245,922)	(14,745,587)	127,483,006	13,634,546	1,460,951
Short-Term Bond 4.7%
Schwab Short-Term Bond Index Fund	52,149,714	399,234	(2,430,519)	(113,010)	(2,670,786)	47,334,633	4,910,232	398,760
						186,640,301

Money Market Funds 1.5%
Schwab Variable Share Price Money Fund, Ultra Shares	14,659,600	4,945	—	—	(4,397)	14,660,148	14,660,148	6,200
Total Affiliated Underlying Funds	$834,457,916	$97,023,931	($35,508,001)	$6,891,387	($156,929,270)	$745,935,963		$50,894,975

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
63
Schwab Target Funds  |  Semiannual Report
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Schwab Target 2030 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$745,935,963	$—	$—	$745,935,963
Unaffiliated Underlying Funds[1]	257,471,628	—	—	257,471,628
Short-Term Investments[1]	—	6,844,783	—	6,844,783
Total	$1,003,407,591	$6,844,783	$—	$1,010,252,374

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Target 2030 Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $603,946,928)		$745,935,963
Investments in securities, at value - unaffiliated (cost $261,443,454)		264,316,411
Receivables:
Investments sold		2,400,000
Fund shares sold		502,717
Dividends		455,384
Due from investment adviser		11,209
Prepaid expenses	+	14,496
Total assets		1,013,636,180
Liabilities
Payables:
Fund shares redeemed		705,949
Investments bought		457,558
Independent trustees’ fees		490
Accrued expenses	+	50,139
Total liabilities		1,214,136
Net assets		$1,012,422,044
Net Assets by Source
Capital received from investors		$826,884,916
Total distributable earnings	+	185,537,128
Net assets		$1,012,422,044

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,012,422,044		64,789,810		$15.63

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Schwab Target 2030 Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - affiliated		$9,504,238
Dividends received from securities - unaffiliated		2,332,584
Interest received from securities - unaffiliated	+	1,668
Total investment income		11,838,490
Expenses
Registration fees		20,121
Portfolio accounting fees		16,511
Professional fees		12,531
Shareholder reports		9,462
Independent trustees’ fees		5,256
Transfer agent fees		1,224
Custodian fees		542
Other expenses	+	5,912
Total expenses		71,559
Expense reduction	–	71,559
Net expenses	–	—
Net investment income		11,838,490
REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated		41,390,737
Realized capital gain distributions received from underlying funds - unaffiliated		9,770,261
Net realized gains on sales of securities - affiliated		6,891,387
Net realized losses on sales of securities - unaffiliated	+	(1,753,584)
Net realized gains		56,298,801
Net change in unrealized appreciation (depreciation) on securities - affiliated		(156,929,270)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(44,016,879)
Net change in unrealized appreciation (depreciation)	+	(200,946,149)
Net realized and unrealized losses		(144,647,348)
Decrease in net assets resulting from operations		($132,808,858)
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Schwab Target 2030 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$11,838,490	$13,372,126
Net realized gains		56,298,801	51,402,654
Net change in unrealized appreciation (depreciation)	+	(200,946,149)	168,319,075
Increase (decrease) in net assets resulting from operations		($132,808,858)	$233,093,855
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($76,077,422)	($33,685,506)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,142,335	$55,025,383	8,679,574	$154,456,722
Shares reinvested		4,101,491	73,252,631	1,918,145	32,455,024
Shares redeemed	+	(4,227,323)	(73,359,370)	(10,436,498)	(185,218,592)
Net transactions in fund shares		3,016,503	$54,918,644	161,221	$1,693,154
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		61,773,307	$1,166,389,680	61,612,086	$965,288,177
Total increase (decrease)	+	3,016,503	(153,967,636)	161,221	201,101,503
End of period		64,789,810	$1,012,422,044	61,773,307	$1,166,389,680
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Schwab Target 2035 Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$19.05	$15.34	$15.46	$14.94	$15.58	$13.82
Income (loss) from investment operations:
Net investment income (loss)[1]	0.19	0.20	0.31	0.28	0.27	0.21
Net realized and unrealized gains (losses)	(2.36)	3.99	0.53	1.19	(0.38)	2.32
Total from investment operations	(2.17)	4.19	0.84	1.47	(0.11)	2.53
Less distributions:
Distributions from net investment income	(0.48)	(0.24)	(0.34)	(0.36)	(0.39)	(0.22)
Distributions from net realized gains	(0.58)	(0.24)	(0.62)	(0.59)	(0.14)	(0.55)
Total distributions	(1.06)	(0.48)	(0.96)	(0.95)	(0.53)	(0.77)
Net asset value at end of period	$15.82	$19.05	$15.34	$15.46	$14.94	$15.58
Total return	(12.13%) [2]	27.76%	5.51%	10.90%	(0.88%)	19.19%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4]	0.00%	0.00%	0.00%	0.00% [5]	0.00%
Gross operating expenses[3]	0.02% [4]	0.02%	0.03%	0.03%	0.03%	0.04%
Net investment income (loss)	2.16% [4]	1.11%	2.06%	1.87%	1.70%	1.48%
Portfolio turnover rate	9% [2]	14%	12%	15%	14%	24%
Net assets, end of period (x 1,000,000)	$536	$612	$477	$483	$447	$440

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
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Schwab Target 2035 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 74.3% OF NET ASSETS

U.S. Stocks 35.8%
Large-Cap 30.4%
Schwab Core Equity Fund	987,584	20,482,497
Schwab Fundamental US Large Company Index Fund	828,809	17,976,864
Schwab S&P 500 Index Fund	1,610,584	102,304,286
Schwab Select Large Cap Growth Fund *	978,471	22,455,906
		163,219,553
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	144,656	7,917,029
Small-Cap 3.9%
Schwab Small-Cap Equity Fund	1,112,086	20,873,856
		192,010,438

International Stocks 19.8%
Developed Markets 19.8%
Schwab International Core Equity Fund	4,365,391	42,911,795
Schwab International Opportunities Fund	3,192,328	63,335,789
		106,247,584

Real Estate 5.3%
Global Real Estate 5.3%
Schwab Global Real Estate Fund	3,806,967	28,476,113

Fixed Income 12.2%
Intermediate-Term Bond 9.0%
Schwab U.S. Aggregate Bond Index Fund	5,176,041	48,395,986
Short-Term Bond 3.2%
Schwab Short-Term Bond Index Fund	1,766,638	17,030,394
		65,426,380

Money Market Funds 1.2%
Schwab Variable Share Price Money Fund, Ultra Shares 0.27% (a)	6,016,731	6,016,731
Total Affiliated Underlying Funds (Cost $337,815,554)		398,177,246

UNAFFILIATED UNDERLYING FUNDS 25.1% OF NET ASSETS

U.S. Stocks 11.4%
Large-Cap 10.1%
ClearBridge Large Cap Growth Fund, Class IS *	391,668	22,423,016
Dodge & Cox Stock Fund	140,524	31,911,533
		54,334,549
SECURITY	NUMBER OF SHARES	VALUE ($)
Small-Cap 1.3%
ClearBridge Small Cap Growth Fund, Class IS *	183,256	7,152,464
		61,487,013

International Stocks 2.1%
Emerging Markets 2.1%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	1,277,164	11,098,558

Fixed Income 11.6%
Intermediate-Term Bond 7.8%
Baird Aggregate Bond Fund, Institutional Class	1,010,621	10,288,126
Loomis Sayles Investment Grade Bond Fund, Class Y	1,630,421	16,662,899
Western Asset Core Plus Bond Fund, Class I	1,486,946	15,151,981
		42,103,006
International Bond 3.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	2,001,211	20,172,208
		62,275,214
Total Unaffiliated Underlying Funds (Cost $133,838,576)		134,860,785

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.6% OF NET ASSETS

Time Deposits 0.6%
BNP Paribas SA
0.13%, 05/02/22 (b)	3,299,162	3,299,162
Total Short-Term Investments (Cost $3,299,162)		3,299,162
Total Investments in Securities (Cost $474,953,292)		536,337,193

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

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Schwab Target 2035 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/22	BALANCE OF SHARES HELD AT 4/30/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 74.3% OF NET ASSETS

U.S. Stocks 35.8%
Large-Cap 30.4%
Schwab Core Equity Fund	$41,894,424	$—	($10,323,893)	$1,817,068	($12,905,102)	$20,482,497	987,584	$9,834,436
Schwab Fundamental US Large Company Index Fund	7,215,216	11,631,250	—	—	(869,602)	17,976,864	828,809	341,533
Schwab S&P 500 Index Fund	118,696,941	1,540,010	(5,495,566)	757,596	(13,194,695)	102,304,286	1,610,584	1,540,010
Schwab Select Large Cap Growth Fund (formerly Laudus U.S. Large Cap Growth Fund)	20,266,768	11,594,267	—	—	(9,405,129)	22,455,906	978,471	2,405,545
						163,219,553
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	9,050,934	259,028	—	—	(1,392,933)	7,917,029	144,656	259,028
Small-Cap 3.9%
Schwab Small-Cap Equity Fund	22,651,391	3,239,228	—	—	(5,016,763)	20,873,856	1,112,086	2,468,020
						192,010,438

International Stocks 19.8%
Developed Markets 19.8%
Schwab International Core Equity Fund	41,509,544	8,799,415	—	—	(7,397,164)	42,911,795	4,365,391	1,299,415
Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund)	80,171,247	13,733,068	—	—	(30,568,526)	63,335,789	3,192,328	11,471,562
						106,247,584

Real Estate 5.3%
Global Real Estate 5.3%
Schwab Global Real Estate Fund	23,203,409	7,450,874	—	—	(2,178,170)	28,476,113	3,806,967	447,089

Fixed Income 12.2%
Intermediate-Term Bond 9.0%
Schwab U.S. Aggregate Bond Index Fund	55,188,599	557,134	(1,640,000)	(108,911)	(5,600,836)	48,395,986	5,176,041	556,558
Short-Term Bond 3.2%
Schwab Short-Term Bond Index Fund	19,015,497	144,144	(1,134,101)	(36,976)	(958,170)	17,030,394	1,766,638	143,976
						65,426,380

Money Market Funds 1.2%
Schwab Variable Share Price Money Fund, Ultra Shares	6,016,506	2,029	—	—	(1,804)	6,016,731	6,016,731	2,543
Total Affiliated Underlying Funds	$444,880,476	$58,950,447	($18,593,560)	$2,428,777	($89,488,894)	$398,177,246		$30,769,715

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
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Schwab Target 2035 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$398,177,246	$—	$—	$398,177,246
Unaffiliated Underlying Funds[1]	134,860,785	—	—	134,860,785
Short-Term Investments[1]	—	3,299,162	—	3,299,162
Total	$533,038,031	$3,299,162	$—	$536,337,193

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Target 2035 Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $337,815,554)		$398,177,246
Investments in securities, at value - unaffiliated (cost $137,137,738)		138,159,947
Receivables:
Fund shares sold		604,210
Dividends		181,487
Due from investment adviser		9,587
Prepaid expenses	+	19,323
Total assets		537,151,800
Liabilities
Payables:
Fund shares redeemed		787,335
Investments bought		182,442
Independent trustees’ fees		385
Accrued expenses	+	38,076
Total liabilities		1,008,238
Net assets		$536,143,562
Net Assets by Source
Capital received from investors		$449,798,653
Total distributable earnings	+	86,344,909
Net assets		$536,143,562

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$536,143,562		33,884,311		$15.82

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Schwab Target 2035 Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - affiliated		$5,170,241
Dividends received from securities - unaffiliated		1,233,416
Interest received from securities - unaffiliated	+	729
Total investment income		6,404,386
Expenses
Registration fees		16,131
Portfolio accounting fees		13,648
Professional fees		11,653
Shareholder reports		5,628
Independent trustees’ fees		4,468
Transfer agent fees		2,082
Custodian fees		555
Other expenses	+	3,512
Total expenses		57,677
Expense reduction	–	57,677
Net expenses	–	—
Net investment income		6,404,386
REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated		25,599,474
Realized capital gain distributions received from underlying funds - unaffiliated		6,283,526
Net realized gains on sales of securities - affiliated		2,428,777
Net realized losses on sales of securities - unaffiliated	+	(801,852)
Net realized gains		33,509,925
Net change in unrealized appreciation (depreciation) on securities - affiliated		(89,488,894)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(25,006,281)
Net change in unrealized appreciation (depreciation)	+	(114,495,175)
Net realized and unrealized losses		(80,985,250)
Decrease in net assets resulting from operations		($74,580,864)
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Schwab Target 2035 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$6,404,386	$6,365,426
Net realized gains		33,509,925	20,324,363
Net change in unrealized appreciation (depreciation)	+	(114,495,175)	106,391,162
Increase (decrease) in net assets resulting from operations		($74,580,864)	$133,080,951
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($34,334,971)	($15,121,800)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,446,638	$43,607,185	5,580,980	$98,912,959
Shares reinvested		1,828,575	33,316,650	875,675	14,737,609
Shares redeemed	+	(2,520,801)	(44,058,948)	(5,406,863)	(96,325,760)
Net transactions in fund shares		1,754,412	$32,864,887	1,049,792	$17,324,808
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		32,129,899	$612,194,510	31,080,107	$476,910,551
Total increase (decrease)	+	1,754,412	(76,050,948)	1,049,792	135,283,959
End of period		33,884,311	$536,143,562	32,129,899	$612,194,510
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Schwab Target 2040 Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$20.52	$16.24	$16.61	$16.27	$17.14	$15.12
Income (loss) from investment operations:
Net investment income (loss)[1]	0.21	0.20	0.32	0.28	0.28	0.23
Net realized and unrealized gains (losses)	(2.62)	4.68	0.56	1.28	(0.45)	2.78
Total from investment operations	(2.41)	4.88	0.88	1.56	(0.17)	3.01
Less distributions:
Distributions from net investment income	(0.54)	(0.24)	(0.35)	(0.39)	(0.44)	(0.24)
Distributions from net realized gains	(0.80)	(0.36)	(0.90)	(0.83)	(0.26)	(0.75)
Total distributions	(1.34)	(0.60)	(1.25)	(1.22)	(0.70)	(0.99)
Net asset value at end of period	$16.77	$20.52	$16.24	$16.61	$16.27	$17.14
Total return	(12.59%) [2]	30.57%	5.31%	10.90%	(1.17%)	21.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4]	0.00%	0.00%	0.00%	0.00% [5]	0.00%
Gross operating expenses[3]	0.01% [4]	0.01%	0.02%	0.02%	0.02%	0.02%
Net investment income (loss)	2.19% [4]	1.05%	2.01%	1.78%	1.65%	1.44%
Portfolio turnover rate	7% [2]	14%	10%	15%	17%	21%
Net assets, end of period (x 1,000,000)	$1,075	$1,236	$985	$1,012	$962	$998

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
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Schwab Target 2040 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 75.6% OF NET ASSETS

U.S. Stocks 39.4%
Large-Cap 33.4%
Schwab Core Equity Fund	2,132,541	44,228,893
Schwab Fundamental US Large Company Index Fund	1,918,453	41,611,251
Schwab S&P 500 Index Fund	3,473,340	220,626,534
Schwab Select Large Cap Growth Fund *	2,292,023	52,601,938
		359,068,616
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	303,110	16,589,212
Small-Cap 4.5%
Schwab Small-Cap Equity Fund	2,556,350	47,982,683
		423,640,511

International Stocks 21.6%
Developed Markets 21.6%
Schwab International Core Equity Fund	9,414,638	92,545,894
Schwab International Opportunities Fund	7,035,281	139,579,970
		232,125,864

Real Estate 5.8%
Global Real Estate 5.8%
Schwab Global Real Estate Fund	8,385,185	62,721,185

Fixed Income 8.3%
Intermediate-Term Bond 6.1%
Schwab U.S. Aggregate Bond Index Fund	7,004,558	65,492,613
Short-Term Bond 2.2%
Schwab Short-Term Bond Index Fund	2,427,881	23,404,775
		88,897,388

Money Market Funds 0.5%
Schwab Variable Share Price Money Fund, Ultra Shares 0.27% (a)	4,878,279	4,878,279
Total Affiliated Underlying Funds (Cost $635,468,521)		812,263,227

UNAFFILIATED UNDERLYING FUNDS 23.5% OF NET ASSETS

U.S. Stocks 12.2%
Large-Cap 10.6%
ClearBridge Large Cap Growth Fund, Class IS *	802,277	45,930,384
Dodge & Cox Stock Fund	300,222	68,177,443
		114,107,827
SECURITY	NUMBER OF SHARES	VALUE ($)
Small-Cap 1.6%
ClearBridge Small Cap Growth Fund, Class IS *	430,117	16,787,465
		130,895,292

International Stocks 3.1%
Emerging Markets 3.1%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	3,803,919	33,056,053

Fixed Income 8.2%
Intermediate-Term Bond 5.6%
Baird Aggregate Bond Fund, Institutional Class	954,285	9,714,619
Loomis Sayles Investment Grade Bond Fund, Class Y	3,100,757	31,689,738
Western Asset Core Plus Bond Fund, Class I	1,804,572	18,388,593
		59,792,950
International Bond 2.6%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	2,839,135	28,618,486
		88,411,436
Total Unaffiliated Underlying Funds (Cost $247,437,327)		252,362,781

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.9% OF NET ASSETS

Time Deposits 0.9%
Sumitomo Mitsui Trust Bank, Ltd.
0.13%, 05/02/22 (b)	9,581,300	9,581,300
Total Short-Term Investments (Cost $9,581,300)		9,581,300
Total Investments in Securities (Cost $892,487,148)		1,074,207,308

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

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See financial notes

Schwab Target 2040 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/22	BALANCE OF SHARES HELD AT 4/30/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 75.6% OF NET ASSETS

U.S. Stocks 39.4%
Large-Cap 33.4%
Schwab Core Equity Fund	$91,261,565	$—	($22,738,550)	$5,908,447	($30,202,569)	$44,228,893	2,132,541	$21,423,043
Schwab Fundamental US Large Company Index Fund	21,802,800	22,053,362	—	—	(2,244,911)	41,611,251	1,918,453	1,032,037
Schwab S&P 500 Index Fund	246,182,829	3,194,050	(1,999,999)	(26,431)	(26,723,915)	220,626,534	3,473,340	3,194,050
Schwab Select Large Cap Growth Fund (formerly Laudus U.S. Large Cap Growth Fund)	58,761,596	18,186,555	—	—	(24,346,213)	52,601,938	2,292,023	6,974,652
						359,068,616
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	18,965,177	542,762	—	—	(2,918,727)	16,589,212	303,110	542,762
Small-Cap 4.5%
Schwab Small-Cap Equity Fund	53,945,780	5,877,752	—	—	(11,840,849)	47,982,683	2,556,350	5,877,752
						423,640,511

International Stocks 21.6%
Developed Markets 21.6%
Schwab International Core Equity Fund	95,031,438	13,069,923	—	—	(15,555,467)	92,545,894	9,414,638	2,673,222
Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund)	174,075,204	32,196,647	—	—	(66,691,881)	139,579,970	7,035,281	24,908,114
						232,125,864

Real Estate 5.8%
Global Real Estate 5.8%
Schwab Global Real Estate Fund	51,681,449	15,824,482	—	—	(4,784,746)	62,721,185	8,385,185	981,554

Fixed Income 8.3%
Intermediate-Term Bond 6.1%
Schwab U.S. Aggregate Bond Index Fund	75,697,757	763,072	(3,200,000)	(232,169)	(7,536,047)	65,492,613	7,004,558	762,284
Short-Term Bond 2.2%
Schwab Short-Term Bond Index Fund	26,529,002	199,692	(1,957,024)	(55,973)	(1,310,922)	23,404,775	2,427,881	199,463
						88,897,388

Money Market Funds 0.5%
Schwab Variable Share Price Money Fund, Ultra Shares	4,878,097	1,645	—	—	(1,463)	4,878,279	4,878,279	2,063
Total Affiliated Underlying Funds	$918,812,694	$111,909,942	($29,895,573)	$5,593,874	($194,157,710)	$812,263,227		$68,570,996

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
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Schwab Target 2040 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$812,263,227	$—	$—	$812,263,227
Unaffiliated Underlying Funds[1]	252,362,781	—	—	252,362,781
Short-Term Investments[1]	—	9,581,300	—	9,581,300
Total	$1,064,626,008	$9,581,300	$—	$1,074,207,308

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Target 2040 Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $635,468,521)		$812,263,227
Investments in securities, at value - unaffiliated (cost $257,018,627)		261,944,081
Receivables:
Fund shares sold		932,354
Dividends		242,359
Due from investment adviser		11,309
Interest		69
Prepaid expenses	+	12,311
Total assets		1,075,405,710
Liabilities
Payables:
Fund shares redeemed		584,729
Investments bought		244,035
Independent trustees’ fees		493
Accrued expenses	+	58,658
Total liabilities		887,915
Net assets		$1,074,517,795
Net Assets by Source
Capital received from investors		$839,276,249
Total distributable earnings	+	235,241,546
Net assets		$1,074,517,795

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,074,517,795		64,056,981		$16.77

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Schwab Target 2040 Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - affiliated		$10,538,649
Dividends received from securities - unaffiliated		2,396,316
Interest received from securities - unaffiliated	+	1,677
Total investment income		12,936,642
Expenses
Registration fees		18,057
Portfolio accounting fees		16,860
Shareholder reports		12,965
Professional fees		12,626
Independent trustees’ fees		5,346
Transfer agent fees		1,521
Custodian fees		473
Other expenses	+	6,173
Total expenses		74,021
Expense reduction	–	74,021
Net expenses	–	—
Net investment income		12,936,642
REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated		58,032,347
Realized capital gain distributions received from underlying funds - unaffiliated		13,733,859
Net realized gains on sales of securities - affiliated		5,593,874
Net realized losses on sales of securities - unaffiliated	+	(1,394,312)
Net realized gains		75,965,768
Net change in unrealized appreciation (depreciation) on securities - affiliated		(194,157,710)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(49,445,653)
Net change in unrealized appreciation (depreciation)	+	(243,603,363)
Net realized and unrealized losses		(167,637,595)
Decrease in net assets resulting from operations		($154,700,953)
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Schwab Target 2040 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$12,936,642	$12,284,342
Net realized gains		75,965,768	51,396,989
Net change in unrealized appreciation (depreciation)	+	(243,603,363)	234,058,424
Increase (decrease) in net assets resulting from operations		($154,700,953)	$297,739,755
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($81,174,868)	($36,450,563)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,983,051	$56,511,494	7,151,395	$135,282,209
Shares reinvested		4,103,345	79,686,963	1,997,627	35,757,521
Shares redeemed	+	(3,250,710)	(61,343,033)	(9,615,839)	(182,116,086)
Net transactions in fund shares		3,835,686	$74,855,424	(466,817)	($11,076,356)
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		60,221,295	$1,235,538,192	60,688,112	$985,325,356
Total increase (decrease)	+	3,835,686	(161,020,397)	(466,817)	250,212,836
End of period		64,056,981	$1,074,517,795	60,221,295	$1,235,538,192
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Schwab Target 2045 Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$17.97	$13.83	$13.88	$13.35	$13.92	$12.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.19	0.16	0.25	0.22	0.21	0.17
Net realized and unrealized gains (losses)	(2.39)	4.36	0.46	1.09	(0.39)	2.37
Total from investment operations	(2.20)	4.52	0.71	1.31	(0.18)	2.54
Less distributions:
Distributions from net investment income	(0.49)	(0.18)	(0.28)	(0.31)	(0.36)	(0.18)
Distributions from net realized gains	(0.40)	(0.20)	(0.48)	(0.47)	(0.03)	(0.44)
Total distributions	(0.89)	(0.38)	(0.76)	(0.78)	(0.39)	(0.62)
Net asset value at end of period	$14.88	$17.97	$13.83	$13.88	$13.35	$13.92
Total return	(12.92%) [2]	33.13%	5.10%	10.91%	(1.43%)	22.11%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4]	0.00%	0.00%	0.00%	0.00% [5]	0.00%
Gross operating expenses[3]	0.04% [4]	0.04%	0.05%	0.08%	0.06%	0.10%
Net investment income (loss)	2.27% [4]	0.96%	1.87%	1.65%	1.52%	1.31%
Portfolio turnover rate	6% [2]	12%	6%	8%	12%	11%
Net assets, end of period (x 1,000,000)	$225	$252	$178	$162	$139	$121

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
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Schwab Target 2045 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 77.4% OF NET ASSETS

U.S. Stocks 42.4%
Large-Cap 35.8%
Schwab Core Equity Fund	470,120	9,750,285
Schwab Fundamental US Large Company Index Fund	472,142	10,240,767
Schwab S&P 500 Index Fund	719,264	45,687,650
Schwab Select Large Cap Growth Fund *	634,881	14,570,523
		80,249,225
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund	66,983	3,665,972
Small-Cap 5.0%
Schwab Small-Cap Equity Fund	599,023	11,243,663
		95,158,860

International Stocks 23.5%
Developed Markets 23.5%
Schwab International Core Equity Fund	2,175,787	21,387,987
Schwab International Opportunities Fund	1,589,151	31,528,761
		52,916,748

Real Estate 6.6%
Global Real Estate 6.6%
Schwab Global Real Estate Fund	1,975,149	14,774,117

Fixed Income 4.7%
Intermediate-Term Bond 3.3%
Schwab U.S. Aggregate Bond Index Fund	795,390	7,436,900
Short-Term Bond 1.4%
Schwab Short-Term Bond Index Fund	321,323	3,097,550
		10,534,450

Money Market Funds 0.2%
Schwab Variable Share Price Money Fund, Ultra Shares 0.27% (a)	425,433	425,433
Total Affiliated Underlying Funds (Cost $159,950,433)		173,809,608

UNAFFILIATED UNDERLYING FUNDS 21.9% OF NET ASSETS

U.S. Stocks 11.8%
Large-Cap 10.1%
ClearBridge Large Cap Growth Fund, Class IS *	138,198	7,911,821
Dodge & Cox Stock Fund	64,576	14,664,551
		22,576,372
SECURITY	NUMBER OF SHARES	VALUE ($)
Small-Cap 1.7%
ClearBridge Small Cap Growth Fund, Class IS *	100,064	3,905,508
		26,481,880

International Stocks 3.9%
Emerging Markets 3.9%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	1,014,905	8,819,526

Fixed Income 6.2%
Intermediate-Term Bond 4.4%
Baird Aggregate Bond Fund, Institutional Class	181,471	1,847,375
Loomis Sayles Investment Grade Bond Fund, Class Y	556,540	5,687,843
Western Asset Core Plus Bond Fund, Class I	235,536	2,400,115
		9,935,333
International Bond 1.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	389,580	3,926,968
		13,862,301
Total Unaffiliated Underlying Funds (Cost $48,534,983)		49,163,707

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.0% OF NET ASSETS

Time Deposits 1.0%
Sumitomo Mitsui Trust Bank, Ltd.
0.13%, 05/02/22 (b)	2,277,386	2,277,386
Total Short-Term Investments (Cost $2,277,386)		2,277,386
Total Investments in Securities (Cost $210,762,802)		225,250,701

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

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Schwab Target 2045 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/22	BALANCE OF SHARES HELD AT 4/30/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 77.4% OF NET ASSETS

U.S. Stocks 42.4%
Large-Cap 35.8%
Schwab Core Equity Fund	$19,914,426	$—	($4,845,615)	$137,455	($5,455,981)	$9,750,285	470,120	$4,674,778
Schwab Fundamental US Large Company Index Fund	6,691,733	4,120,637	—	—	(571,603)	10,240,767	472,142	316,754
Schwab S&P 500 Index Fund	50,570,503	656,117	—	—	(5,538,970)	45,687,650	719,264	656,117
Schwab Select Large Cap Growth Fund (formerly Laudus U.S. Large Cap Growth Fund)	15,029,286	6,017,605	—	—	(6,476,368)	14,570,523	634,881	1,783,887
						80,249,225
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund	4,191,025	119,942	—	—	(644,995)	3,665,972	66,983	119,942
Small-Cap 5.0%
Schwab Small-Cap Equity Fund	12,082,130	1,844,224	—	—	(2,682,691)	11,243,663	599,023	1,316,429
						95,158,860

International Stocks 23.5%
Developed Markets 23.5%
Schwab International Core Equity Fund	22,705,478	2,323,952	—	—	(3,641,443)	21,387,987	2,175,787	643,952
Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund)	37,401,355	8,769,802	—	—	(14,642,396)	31,528,761	1,589,151	5,478,467
						52,916,748

Real Estate 6.6%
Global Real Estate 6.6%
Schwab Global Real Estate Fund	11,378,442	4,485,671	—	—	(1,089,996)	14,774,117	1,975,149	222,743

Fixed Income 4.7%
Intermediate-Term Bond 3.3%
Schwab U.S. Aggregate Bond Index Fund	9,548,183	92,554	(1,270,000)	(83,922)	(849,915)	7,436,900	795,390	92,459
Short-Term Bond 1.4%
Schwab Short-Term Bond Index Fund	3,248,739	25,068	—	—	(176,257)	3,097,550	321,323	25,040
						10,534,450

Money Market Funds 0.2%
Schwab Variable Share Price Money Fund, Ultra Shares	425,417	144	—	—	(128)	425,433	425,433	180
Total Affiliated Underlying Funds	$193,186,717	$28,455,716	($6,115,615)	$53,533	($41,770,743)	$173,809,608		$15,330,748

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
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Schwab Target 2045 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$173,809,608	$—	$—	$173,809,608
Unaffiliated Underlying Funds[1]	49,163,707	—	—	49,163,707
Short-Term Investments[1]	—	2,277,386	—	2,277,386
Total	$222,973,315	$2,277,386	$—	$225,250,701

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Target 2045 Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $159,950,433)		$173,809,608
Investments in securities, at value - unaffiliated (cost $50,812,369)		51,441,093
Receivables:
Fund shares sold		111,618
Dividends		28,515
Due from investment adviser		7,797
Interest		16
Prepaid expenses	+	15,872
Total assets		225,414,519
Liabilities
Payables:
Investments bought		768,741
Fund shares redeemed		54,575
Independent trustees’ fees		318
Accrued expenses	+	31,170
Total liabilities		854,804
Net assets		$224,559,715
Net Assets by Source
Capital received from investors		$197,919,083
Total distributable earnings	+	26,640,632
Net assets		$224,559,715

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$224,559,715		15,094,575		$14.88

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Schwab Target 2045 Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - affiliated		$2,282,874
Dividends received from securities - unaffiliated		482,080
Interest received from securities - unaffiliated	+	368
Total investment income		2,765,322
Expenses
Registration fees		12,916
Portfolio accounting fees		11,741
Professional fees		11,085
Independent trustees’ fees		3,948
Shareholder reports		3,832
Transfer agent fees		1,099
Custodian fees		688
Other expenses	+	2,138
Total expenses		47,447
Expense reduction	–	47,447
Net expenses	–	—
Net investment income		2,765,322
REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated		13,047,874
Realized capital gain distributions received from underlying funds - unaffiliated		3,152,671
Net realized gains on sales of securities - affiliated		53,533
Net realized losses on sales of securities - unaffiliated	+	(178,086)
Net realized gains		16,075,992
Net change in unrealized appreciation (depreciation) on securities - affiliated		(41,770,743)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(10,128,884)
Net change in unrealized appreciation (depreciation)	+	(51,899,627)
Net realized and unrealized losses		(35,823,635)
Decrease in net assets resulting from operations		($33,058,313)
87
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Schwab Target 2045 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$2,765,322	$2,164,292
Net realized gains		16,075,992	5,977,920
Net change in unrealized appreciation (depreciation)	+	(51,899,627)	51,929,106
Increase (decrease) in net assets resulting from operations		($33,058,313)	$60,071,318
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($12,672,803)	($4,963,016)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,484,315	$24,756,141	3,403,163	$56,732,083
Shares reinvested		714,175	12,369,502	312,568	4,851,051
Shares redeemed	+	(1,142,686)	(19,128,752)	(2,547,667)	(42,389,208)
Net transactions in fund shares		1,055,804	$17,996,891	1,168,064	$19,193,926
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		14,038,771	$252,293,940	12,870,707	$177,991,712
Total increase (decrease)	+	1,055,804	(27,734,225)	1,168,064	74,302,228
End of period		15,094,575	$224,559,715	14,038,771	$252,293,940
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Schwab Target 2050 Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$18.48	$14.03	$14.03	$13.49	$14.07	$12.08
Income (loss) from investment operations:
Net investment income (loss)[1]	0.19	0.16	0.25	0.21	0.21	0.16
Net realized and unrealized gains (losses)	(2.46)	4.66	0.45	1.11	(0.41)	2.47
Total from investment operations	(2.27)	4.82	0.70	1.32	(0.20)	2.63
Less distributions:
Distributions from net investment income	(0.53)	(0.17)	(0.27)	(0.31)	(0.36)	(0.18)
Distributions from net realized gains	(0.53)	(0.20)	(0.43)	(0.47)	(0.02)	(0.46)
Total distributions	(1.06)	(0.37)	(0.70)	(0.78)	(0.38)	(0.64)
Net asset value at end of period	$15.15	$18.48	$14.03	$14.03	$13.49	$14.07
Total return	(13.13%) [2]	34.83%	4.96%	10.87%	(1.50%)	22.68%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4]	0.00%	0.00%	0.00%	0.00% [5]	0.00%
Gross operating expenses[3]	0.04% [4]	0.04%	0.06%	0.08%	0.07%	0.11%
Net investment income (loss)	2.29% [4]	0.93%	1.83%	1.54%	1.45%	1.27%
Portfolio turnover rate	5% [2]	19%	5%	7%	10%	10%
Net assets, end of period (x 1,000,000)	$221	$245	$181	$161	$122	$104

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
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Schwab Target 2050 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 79.1% OF NET ASSETS

U.S. Stocks 44.4%
Large-Cap 37.3%
Schwab Core Equity Fund	480,789	9,971,555
Schwab Fundamental US Large Company Index Fund	516,181	11,195,976
Schwab S&P 500 Index Fund	705,262	44,798,220
Schwab Select Large Cap Growth Fund *	711,578	16,330,705
		82,296,456
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	68,114	3,727,865
Small-Cap 5.4%
Schwab Small-Cap Equity Fund	632,393	11,870,020
		97,894,341

International Stocks 24.5%
Developed Markets 24.5%
Schwab International Core Equity Fund	2,282,661	22,438,558
Schwab International Opportunities Fund	1,598,477	31,713,786
		54,152,344

Real Estate 6.9%
Global Real Estate 6.9%
Schwab Global Real Estate Fund	2,028,750	15,175,051

Fixed Income 3.3%
Intermediate-Term Bond 2.5%
Schwab U.S. Aggregate Bond Index Fund	590,802	5,524,002
Short-Term Bond 0.8%
Schwab Short-Term Bond Index Fund	189,938	1,830,998
		7,355,000

Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.27% (a)	28,056	28,056
Total Affiliated Underlying Funds (Cost $161,463,861)		174,604,792

UNAFFILIATED UNDERLYING FUNDS 20.2% OF NET ASSETS

U.S. Stocks 11.4%
Large-Cap 9.5%
ClearBridge Large Cap Growth Fund, Class IS *	113,895	6,520,472
Dodge & Cox Stock Fund	63,607	14,444,411
		20,964,883
SECURITY	NUMBER OF SHARES	VALUE ($)
Small-Cap 1.9%
ClearBridge Small Cap Growth Fund, Class IS *	108,262	4,225,473
		25,190,356

International Stocks 4.7%
Emerging Markets 4.7%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	1,192,156	10,359,839

Fixed Income 4.1%
Intermediate-Term Bond 2.9%
Loomis Sayles Investment Grade Bond Fund, Class Y	435,267	4,448,429
Western Asset Core Plus Bond Fund, Class I	193,239	1,969,100
		6,417,529
International Bond 1.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	265,798	2,679,245
		9,096,774
Total Unaffiliated Underlying Funds (Cost $44,006,294)		44,646,969

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Time Deposits 0.8%
BNP Paribas SA
0.13%, 05/02/22 (b)	1,720,096	1,720,096
Total Short-Term Investments (Cost $1,720,096)		1,720,096
Total Investments in Securities (Cost $207,190,251)		220,971,857

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

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Schwab Target 2050 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/22	BALANCE OF SHARES HELD AT 4/30/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 79.1% OF NET ASSETS

U.S. Stocks 44.4%
Large-Cap 37.3%
Schwab Core Equity Fund	$20,714,110	$—	($5,228,355)	$157,179	($5,671,379)	$9,971,555	480,789	$4,862,499
Schwab Fundamental US Large Company Index Fund	7,501,204	4,338,486	—	—	(643,714)	11,195,976	516,181	355,069
Schwab S&P 500 Index Fund	49,586,015	643,345	—	—	(5,431,140)	44,798,220	705,262	643,345
Schwab Select Large Cap Growth Fund (formerly Laudus U.S. Large Cap Growth Fund)	16,862,105	6,698,332	—	—	(7,229,732)	16,330,705	711,578	2,001,431
						82,296,456
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	3,962,121	392,226	—	—	(626,482)	3,727,865	68,114	113,391
Small-Cap 5.4%
Schwab Small-Cap Equity Fund	12,824,393	1,877,303	—	—	(2,831,676)	11,870,020	632,393	1,397,303
						97,894,341

International Stocks 24.5%
Developed Markets 24.5%
Schwab International Core Equity Fund	22,597,338	3,665,268	—	—	(3,824,048)	22,438,558	2,282,661	655,269
Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund)	38,092,718	8,520,451	—	—	(14,899,383)	31,713,786	1,598,477	5,549,543
						54,152,344

Real Estate 6.9%
Global Real Estate 6.9%
Schwab Global Real Estate Fund	11,579,737	4,705,471	—	—	(1,110,157)	15,175,051	2,028,750	227,646

Fixed Income 3.3%
Intermediate-Term Bond 2.5%
Schwab U.S. Aggregate Bond Index Fund	6,018,149	560,587	(440,000)	(36,924)	(577,810)	5,524,002	590,802	60,526
Short-Term Bond 0.8%
Schwab Short-Term Bond Index Fund	1,920,368	14,817	—	—	(104,187)	1,830,998	189,938	14,802
						7,355,000

Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares	28,055	8	—	—	(7)	28,056	28,056	8
Total Affiliated Underlying Funds	$191,686,313	$31,416,294	($5,668,355)	$120,255	($42,949,715)	$174,604,792		$15,880,832

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
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Schwab Target 2050 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$174,604,792	$—	$—	$174,604,792
Unaffiliated Underlying Funds[1]	44,646,969	—	—	44,646,969
Short-Term Investments[1]	—	1,720,096	—	1,720,096
Total	$219,251,761	$1,720,096	$—	$220,971,857

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Target 2050 Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $161,463,861)		$174,604,792
Investments in securities, at value - unaffiliated (cost $45,726,390)		46,367,065
Receivables:
Fund shares sold		348,721
Dividends		20,734
Due from investment adviser		7,653
Prepaid expenses	+	14,623
Total assets		221,363,588
Liabilities
Payables:
Investments bought		520,933
Fund shares redeemed		18,609
Independent trustees’ fees		315
Accrued expenses	+	32,798
Total liabilities		572,655
Net assets		$220,790,933
Net Assets by Source
Capital received from investors		$194,318,834
Total distributable earnings	+	26,472,099
Net assets		$220,790,933

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$220,790,933		14,577,600		$15.15

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Schwab Target 2050 Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - affiliated		$2,273,223
Dividends received from securities - unaffiliated		473,228
Interest received from securities - unaffiliated	+	261
Total investment income		2,746,712
Expenses
Registration fees		12,340
Portfolio accounting fees		11,684
Professional fees		11,082
Shareholder reports		4,661
Independent trustees’ fees		3,940
Transfer agent fees		1,167
Custodian fees		491
Other expenses	+	2,105
Total expenses		47,470
Expense reduction	–	47,470
Net expenses	–	—
Net investment income		2,746,712
REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated		13,607,609
Realized capital gain distributions received from underlying funds - unaffiliated		3,331,104
Net realized gains on sales of securities - affiliated		120,255
Net realized losses on sales of securities - unaffiliated	+	(101,970)
Net realized gains		16,956,998
Net change in unrealized appreciation (depreciation) on securities - affiliated		(42,949,715)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(9,916,389)
Net change in unrealized appreciation (depreciation)	+	(52,866,104)
Net realized and unrealized losses		(35,909,106)
Decrease in net assets resulting from operations		($33,162,394)
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Schwab Target 2050 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$2,746,712	$2,054,026
Net realized gains		16,956,998	7,389,566
Net change in unrealized appreciation (depreciation)	+	(52,866,104)	53,519,263
Increase (decrease) in net assets resulting from operations		($33,162,394)	$62,962,855
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($14,164,921)	($4,905,042)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,511,224	$25,718,835	3,400,099	$58,030,659
Shares reinvested		779,861	13,787,936	302,276	4,791,072
Shares redeemed	+	(974,873)	(16,447,260)	(3,366,800)	(57,211,988)
Net transactions in fund shares		1,316,212	$23,059,511	335,575	$5,609,743
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		13,261,388	$245,058,737	12,925,813	$181,391,181
Total increase (decrease)	+	1,316,212	(24,267,804)	335,575	63,667,556
End of period		14,577,600	$220,790,933	13,261,388	$245,058,737
95
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Schwab Target 2055 Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$18.74	$14.11	$14.15	$13.60	$14.18	$12.09
Income (loss) from investment operations:
Net investment income (loss)[1]	0.20	0.15	0.24	0.21	0.20	0.16
Net realized and unrealized gains (losses)	(2.56)	4.83	0.45	1.10	(0.39)	2.55
Total from investment operations	(2.36)	4.98	0.69	1.31	(0.19)	2.71
Less distributions:
Distributions from net investment income	(0.54)	(0.16)	(0.27)	(0.31)	(0.37)	(0.17)
Distributions from net realized gains	(0.41)	(0.19)	(0.46)	(0.45)	(0.02)	(0.45)
Total distributions	(0.95)	(0.35)	(0.73)	(0.76)	(0.39)	(0.62)
Net asset value at end of period	$15.43	$18.74	$14.11	$14.15	$13.60	$14.18
Total return	(13.35%) [2]	35.79%	4.86%	10.73%	(1.49%)	23.35%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4]	0.00%	0.00%	0.00%	0.00% [5]	0.00%
Gross operating expenses[3]	0.05% [4]	0.06%	0.09%	0.13%	0.11%	0.19%
Net investment income (loss)	2.33% [4]	0.88%	1.78%	1.53%	1.41%	1.24%
Portfolio turnover rate	4% [2]	11%	6%	6%	10%	9%
Net assets, end of period (x 1,000,000)	$144	$158	$107	$94	$73	$60

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
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Schwab Target 2055 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 79.6% OF NET ASSETS

U.S. Stocks 45.3%
Large-Cap 38.0%
Schwab Core Equity Fund	320,676	6,650,811
Schwab Fundamental US Large Company Index Fund	354,334	7,685,501
Schwab S&P 500 Index Fund	451,762	28,695,937
Schwab Select Large Cap Growth Fund *	518,707	11,904,335
		54,936,584
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	43,862	2,400,540
Small-Cap 5.6%
Schwab Small-Cap Equity Fund	433,993	8,146,055
		65,483,179

International Stocks 25.2%
Developed Markets 25.2%
Schwab International Core Equity Fund	1,512,411	14,867,001
Schwab International Opportunities Fund	1,082,508	21,476,967
		36,343,968

Real Estate 7.0%
Global Real Estate 7.0%
Schwab Global Real Estate Fund	1,351,191	10,106,907

Fixed Income 2.1%
Intermediate-Term Bond 1.5%
Schwab U.S. Aggregate Bond Index Fund	235,484	2,201,773
Short-Term Bond 0.6%
Schwab Short-Term Bond Index Fund	86,590	834,732
		3,036,505
Total Affiliated Underlying Funds (Cost $107,759,877)		114,970,559

UNAFFILIATED UNDERLYING FUNDS 19.9% OF NET ASSETS

U.S. Stocks 11.3%
Large-Cap 9.3%
ClearBridge Large Cap Growth Fund, Class IS *	65,133	3,728,879
Dodge & Cox Stock Fund	43,142	9,797,176
		13,526,055
SECURITY	NUMBER OF SHARES	VALUE ($)
Small-Cap 2.0%
ClearBridge Small Cap Growth Fund, Class IS *	72,796	2,841,229
		16,367,284

International Stocks 5.1%
Emerging Markets 5.1%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	848,031	7,369,390

Fixed Income 3.5%
Intermediate-Term Bond 2.6%
Loomis Sayles Investment Grade Bond Fund, Class Y	264,287	2,701,010
Western Asset Core Plus Bond Fund, Class I	96,504	983,372
		3,684,382
International Bond 0.9%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	127,214	1,282,320
		4,966,702
Total Unaffiliated Underlying Funds (Cost $28,213,901)		28,703,376

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Time Deposits 0.5%
BNP Paribas SA
0.13%, 05/02/22 (a)	706,536	706,536
Total Short-Term Investments (Cost $706,536)		706,536
Total Investments in Securities (Cost $136,680,314)		144,380,471

*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

97
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Schwab Target 2055 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/22	BALANCE OF SHARES HELD AT 4/30/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 79.6% OF NET ASSETS

U.S. Stocks 45.3%
Large-Cap 38.0%
Schwab Core Equity Fund	$13,228,444	$—	($3,026,432)	$63,899	($3,615,100)	$6,650,811	320,676	$3,105,288
Schwab Fundamental US Large Company Index Fund	5,397,376	2,747,029	—	—	(458,904)	7,685,501	354,334	255,485
Schwab S&P 500 Index Fund	31,762,806	412,099	—	—	(3,478,968)	28,695,937	451,762	412,099
Schwab Select Large Cap Growth Fund (formerly Laudus U.S. Large Cap Growth Fund)	12,058,925	5,094,008	—	—	(5,248,598)	11,904,335	518,707	1,431,322
						54,936,584
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	2,744,354	78,541	—	—	(422,355)	2,400,540	43,862	78,541
Small-Cap 5.6%
Schwab Small-Cap Equity Fund	8,858,802	1,265,226	—	—	(1,977,973)	8,146,055	433,993	965,225
						65,483,179

International Stocks 25.2%
Developed Markets 25.2%
Schwab International Core Equity Fund	14,639,313	2,781,667	—	—	(2,553,979)	14,867,001	1,512,411	461,667
Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund)	25,342,418	6,122,091	—	—	(9,987,542)	21,476,967	1,082,508	3,692,079
						36,343,968

Real Estate 7.0%
Global Real Estate 7.0%
Schwab Global Real Estate Fund	7,795,440	3,079,051	—	—	(767,584)	10,106,907	1,351,191	152,497

Fixed Income 2.1%
Intermediate-Term Bond 1.5%
Schwab U.S. Aggregate Bond Index Fund	2,564,999	274,233	(399,999)	(19,506)	(217,954)	2,201,773	235,484	24,207
Short-Term Bond 0.6%
Schwab Short-Term Bond Index Fund	875,475	6,755	—	—	(47,498)	834,732	86,590	6,755
						3,036,505
Total Affiliated Underlying Funds	$125,268,352	$21,860,700	($3,426,431)	$44,393	($28,776,455)	$114,970,559		$10,585,165

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
98
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Schwab Target 2055 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$114,970,559	$—	$—	$114,970,559
Unaffiliated Underlying Funds[1]	28,703,376	—	—	28,703,376
Short-Term Investments[1]	—	706,536	—	706,536
Total	$143,673,935	$706,536	$—	$144,380,471

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Target 2055 Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $107,759,877)		$114,970,559
Investments in securities, at value - unaffiliated (cost $28,920,437)		29,409,912
Receivables:
Fund shares sold		35,148
Dividends		9,205
Due from investment adviser		6,576
Prepaid expenses	+	13,832
Total assets		144,445,232
Liabilities
Payables:
Fund shares redeemed		18,067
Investments bought		9,299
Independent trustees’ fees		302
Accrued expenses	+	24,306
Total liabilities		51,974
Net assets		$144,393,258
Net Assets by Source
Capital received from investors		$128,494,975
Total distributable earnings	+	15,898,283
Net assets		$144,393,258

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$144,393,258		9,360,192		$15.43

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Schwab Target 2055 Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - affiliated		$1,509,916
Dividends received from securities - unaffiliated		309,495
Interest received from securities - unaffiliated	+	156
Total investment income		1,819,567
Expenses
Registration fees		11,784
Professional fees		10,949
Portfolio accounting fees		6,703
Shareholder reports		4,561
Independent trustees’ fees		3,817
Transfer agent fees		923
Custodian fees		598
Other expenses	+	1,803
Total expenses		41,138
Expense reduction	–	41,138
Net expenses	–	—
Net investment income		1,819,567
REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated		9,075,249
Realized capital gain distributions received from underlying funds - unaffiliated		2,229,685
Net realized gains on sales of securities - affiliated		44,393
Net realized losses on sales of securities - unaffiliated	+	(57,984)
Net realized gains		11,291,343
Net change in unrealized appreciation (depreciation) on securities - affiliated		(28,776,455)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(6,387,168)
Net change in unrealized appreciation (depreciation)	+	(35,163,623)
Net realized and unrealized losses		(23,872,280)
Decrease in net assets resulting from operations		($22,052,713)
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Schwab Target 2055 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$1,819,567	$1,237,409
Net realized gains		11,291,343	3,679,483
Net change in unrealized appreciation (depreciation)	+	(35,163,623)	34,739,616
Increase (decrease) in net assets resulting from operations		($22,052,713)	$39,656,508
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($8,207,354)	($2,778,154)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,142,526	$19,922,233	2,415,853	$41,626,853
Shares reinvested		442,294	7,983,406	169,303	2,710,532
Shares redeemed	+	(668,803)	(11,475,605)	(1,750,620)	(30,393,721)
Net transactions in fund shares		916,017	$16,430,034	834,536	$13,943,664
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,444,175	$158,223,291	7,609,639	$107,401,273
Total increase (decrease)	+	916,017	(13,830,033)	834,536	50,822,018
End of period		9,360,192	$144,393,258	8,444,175	$158,223,291
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Schwab Target 2060 Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$16.42	$12.21	$12.16	$11.53	$12.02	$9.83
Income (loss) from investment operations:
Net investment income (loss)[1]	0.17	0.12	0.20	0.16	0.14	0.08
Net realized and unrealized gains (losses)	(2.29)	4.34	0.38	0.99	(0.32)	2.22
Total from investment operations	(2.12)	4.46	0.58	1.15	(0.18)	2.30
Less distributions:
Distributions from net investment income	(0.47)	(0.13)	(0.22)	(0.26)	(0.29)	(0.11)
Distributions from net realized gains	(0.27)	(0.12)	(0.31)	(0.26)	(0.02)	—
Total distributions	(0.74)	(0.25)	(0.53)	(0.52)	(0.31)	(0.11)
Net asset value at end of period	$13.56	$16.42	$12.21	$12.16	$11.53	$12.02
Total return	(13.59%) [2]	36.89%	4.73%	10.85%	(1.64%)	23.63%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4]	0.00%	0.00%	0.00%	0.00%	0.00%
Gross operating expenses[3]	0.17% [4]	0.22%	0.41%	0.67%	0.73%	1.89%
Net investment income (loss)	2.30% [4]	0.80%	1.67%	1.42%	1.18%	0.75%
Portfolio turnover rate	4% [2]	11%	8%	13%	22%	7%
Net assets, end of period (x 1,000,000)	$40	$40	$22	$16	$10	$6

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
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Schwab Target 2060 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 81.5% OF NET ASSETS

U.S. Stocks 46.3%
Large-Cap 39.0%
Schwab Core Equity Fund	91,742	1,902,720
Schwab Fundamental US Large Company Index Fund	111,929	2,427,735
Schwab S&P 500 Index Fund	119,422	7,585,709
Schwab Select Large Cap Growth Fund *	160,415	3,681,521
		15,597,685
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	12,587	688,874
Small-Cap 5.6%
Schwab Small-Cap Equity Fund	118,458	2,223,450
		18,510,009

International Stocks 26.3%
Developed Markets 26.3%
Schwab International Core Equity Fund	434,152	4,267,716
Schwab International Opportunities Fund	314,770	6,245,031
		10,512,747

Real Estate 7.2%
Global Real Estate 7.2%
Schwab Global Real Estate Fund	384,158	2,873,500

Fixed Income 1.7%
Intermediate-Term Bond 1.2%
Schwab U.S. Aggregate Bond Index Fund	50,589	473,007
Short-Term Bond 0.5%
Schwab Short-Term Bond Index Fund	19,650	189,422
		662,429
Total Affiliated Underlying Funds (Cost $33,029,529)		32,558,685

UNAFFILIATED UNDERLYING FUNDS 18.0% OF NET ASSETS

U.S. Stocks 10.8%
Large-Cap 8.7%
ClearBridge Large Cap Growth Fund, Class IS *	16,390	938,349
Dodge & Cox Stock Fund	11,113	2,523,573
		3,461,922
SECURITY	NUMBER OF SHARES	VALUE ($)
Small-Cap 2.1%
ClearBridge Small Cap Growth Fund, Class IS *	22,137	863,998
		4,325,920

International Stocks 5.4%
Emerging Markets 5.4%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	247,268	2,148,757

Fixed Income 1.8%
Intermediate-Term Bond 1.2%
Loomis Sayles Investment Grade Bond Fund, Class Y	47,749	487,992
International Bond 0.6%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	22,651	228,323
		716,315
Total Unaffiliated Underlying Funds (Cost $7,380,241)		7,190,992

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Time Deposits 0.7%
BNP Paribas SA
0.13%, 05/02/22 (a)	259,744	259,744
Total Short-Term Investments (Cost $259,744)		259,744
Total Investments in Securities (Cost $40,669,514)		40,009,421

*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

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Schwab Target 2060 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/22	BALANCE OF SHARES HELD AT 4/30/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 81.5% OF NET ASSETS

U.S. Stocks 46.3%
Large-Cap 39.0%
Schwab Core Equity Fund	$3,258,883	$141,000	($605,836)	($7,143)	($884,184)	$1,902,720	91,742	$765,001
Schwab Fundamental US Large Company Index Fund	1,474,879	1,083,991	—	—	(131,135)	2,427,735	111,929	69,814
Schwab S&P 500 Index Fund	8,131,219	461,250	(100,000)	(3,568)	(903,192)	7,585,709	119,422	105,497
Schwab Select Large Cap Growth Fund (formerly Laudus U.S. Large Cap Growth Fund)	3,322,582	1,906,996	—	—	(1,548,057)	3,681,521	160,415	426,011
						15,597,685
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	683,890	120,728	—	—	(115,744)	688,874	12,587	20,728
Small-Cap 5.6%
Schwab Small-Cap Equity Fund	2,241,296	514,121	—	(74)	(531,893)	2,223,450	118,458	254,121
						18,510,009

International Stocks 26.3%
Developed Markets 26.3%
Schwab International Core Equity Fund	4,222,062	765,667	—	—	(720,013)	4,267,716	434,152	125,667
Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund)	6,269,552	2,646,941	—	—	(2,671,462)	6,245,031	314,770	975,468
						10,512,747

Real Estate 7.2%
Global Real Estate 7.2%
Schwab Global Real Estate Fund	2,031,876	1,054,526	—	—	(212,902)	2,873,500	384,158	41,868

Fixed Income 1.7%
Intermediate-Term Bond 1.2%
Schwab U.S. Aggregate Bond Index Fund	371,694	358,933	(219,999)	(15,138)	(22,483)	473,007	50,589	3,932
Short-Term Bond 0.5%
Schwab Short-Term Bond Index Fund	107,781	91,079	—	—	(9,438)	189,422	19,650	1,077
						662,429
Total Affiliated Underlying Funds	$32,115,714	$9,145,232	($925,835)	($25,923)	($7,750,503)	$32,558,685		$2,789,184

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
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Schwab Target 2060 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$32,558,685	$—	$—	$32,558,685
Unaffiliated Underlying Funds	7,190,992	—	—	7,190,992
Short-Term Investments[1]	—	259,744	—	259,744
Total	$39,749,677	$259,744	$—	$40,009,421

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Target 2060 Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $33,029,529)		$32,558,685
Investments in securities, at value - unaffiliated (cost $7,639,985)		7,450,736
Receivables:
Fund shares sold		24,014
Due from investment adviser		5,756
Dividends		1,112
Prepaid expenses	+	7,612
Total assets		40,047,915
Liabilities
Payables:
Investments bought		71,121
Fund shares redeemed		6,002
Independent trustees’ fees		284
Accrued expenses	+	21,786
Total liabilities		99,193
Net assets		$39,948,722
Net Assets by Source
Capital received from investors		$38,549,873
Total distributable earnings	+	1,398,849
Net assets		$39,948,722

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$39,948,722		2,945,073		$13.56

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Schwab Target 2060 Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - affiliated		$396,961
Dividends received from securities - unaffiliated		77,865
Interest received from securities - unaffiliated	+	49
Total investment income		474,875
Expenses
Professional fees		10,772
Registration fees		9,719
Portfolio accounting fees		6,090
Independent trustees’ fees		3,650
Shareholder reports		2,412
Custodian fees		980
Transfer agent fees		410
Other expenses	+	1,359
Total expenses		35,392
Expense reduction	–	35,392
Net expenses	–	—
Net investment income		474,875
REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated		2,392,223
Realized capital gain distributions received from underlying funds - unaffiliated		609,550
Net realized losses on sales of securities - affiliated		(25,923)
Net realized losses on sales of securities - unaffiliated	+	(36,676)
Net realized gains		2,939,174
Net change in unrealized appreciation (depreciation) on securities - affiliated		(7,750,503)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(1,654,369)
Net change in unrealized appreciation (depreciation)	+	(9,404,872)
Net realized and unrealized losses		(6,465,698)
Decrease in net assets resulting from operations		($5,990,823)
108
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Schwab Target 2060 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$474,875	$254,444
Net realized gains		2,939,174	732,256
Net change in unrealized appreciation (depreciation)	+	(9,404,872)	7,778,541
Increase (decrease) in net assets resulting from operations		($5,990,823)	$8,765,241
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,894,146)	($458,337)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		652,329	$9,943,638	1,163,081	$17,567,794
Shares reinvested		115,712	1,840,977	31,814	444,437
Shares redeemed	+	(263,746)	(4,027,550)	(515,554)	(7,751,420)
Net transactions in fund shares		504,295	$7,757,065	679,341	$10,260,811
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,440,778	$40,076,626	1,761,437	$21,508,911
Total increase (decrease)	+	504,295	(127,904)	679,341	18,567,715
End of period		2,945,073	$39,948,722	2,440,778	$40,076,626
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Schwab Target 2065 Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	2/26/21 [1]– 10/31/21
Per-Share Data
Net asset value at beginning of period	$11.33	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.11	0.03
Net realized and unrealized gains (losses)	(1.58)	1.30
Total from investment operations	(1.47)	1.33
Less distributions:
Distributions from net investment income	(0.30)	—
Net asset value at end of period	$9.56	$11.33
Total return	(13.35%) [3]	13.30% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.00% [5]	0.00% [5]
Gross operating expenses[4]	0.88% [5]	1.90% [5]
Net investment income (loss)	2.13% [5]	0.35% [5]
Portfolio turnover rate	15% [3]	34% [3]
Net assets, end of period (x 1,000,000)	$6	$4

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Annualized.
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Schwab Target 2065 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 81.8% OF NET ASSETS

U.S. Stocks 47.1%
Large-Cap 39.3%
Schwab Core Equity Fund	12,621	261,762
Schwab Fundamental US Large Company Index Fund	16,106	349,337
Schwab S&P 500 Index Fund	17,483	1,110,494
Schwab Select Large Cap Growth Fund *	22,907	525,720
		2,247,313
Mid-Cap 1.9%
Schwab U.S. Mid-Cap Index Fund	1,926	105,389
Small-Cap 5.9%
Schwab Small-Cap Equity Fund	18,056	338,920
		2,691,622

International Stocks 26.5%
Developed Markets 26.5%
Schwab International Core Equity Fund	62,141	610,842
Schwab International Opportunities Fund	45,734	907,358
		1,518,200

Real Estate 7.2%
Global Real Estate 7.2%
Schwab Global Real Estate Fund	54,812	409,991

Fixed Income 1.0%
Intermediate-Term Bond 0.4%
Schwab U.S. Aggregate Bond Index Fund	2,534	23,690
Short-Term Bond 0.6%
Schwab Short-Term Bond Index Fund	3,719	35,852
		59,542
Total Affiliated Underlying Funds (Cost $5,367,624)		4,679,355

UNAFFILIATED UNDERLYING FUNDS 17.7% OF NET ASSETS

U.S. Stocks 10.6%
Large-Cap 8.8%
ClearBridge Large Cap Growth Fund, Class IS *	2,421	138,625
Dodge & Cox Stock Fund	1,603	364,057
		502,682
SECURITY	NUMBER OF SHARES	VALUE ($)
Small-Cap 1.8%
ClearBridge Small Cap Growth Fund, Class IS *	2,672	104,281
		606,963

International Stocks 5.6%
Emerging Markets 5.6%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	36,743	319,294

Fixed Income 1.5%
Intermediate-Term Bond 1.0%
Loomis Sayles Investment Grade Bond Fund, Class Y	5,758	58,851
International Bond 0.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	2,732	27,540
		86,391
Total Unaffiliated Underlying Funds (Cost $1,178,893)		1,012,648

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.6% OF NET ASSETS

Time Deposits 0.6%
Skandinaviska Enskilda Banken AB
0.13%, 05/02/22 (a)	35,053	35,053
Total Short-Term Investments (Cost $35,053)		35,053
Total Investments in Securities (Cost $6,581,570)		5,727,056

*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

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Schwab Target 2065 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/22	BALANCE OF SHARES HELD AT 4/30/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 81.8% OF NET ASSETS

U.S. Stocks 47.1%
Large-Cap 39.3%
Schwab Core Equity Fund	$362,105	$28,999	($25,000)	($7,001)	($97,341)	$261,762	12,621	$85,002
Schwab Fundamental US Large Company Index Fund	166,209	226,455	(23,943)	(1,137)	(18,247)	349,337	16,106	9,454
Schwab S&P 500 Index Fund	924,860	561,780	(255,536)	(7,497)	(113,113)	1,110,494	17,483	11,779
Schwab Select Large Cap Growth Fund (formerly Laudus U.S. Large Cap Growth Fund)	375,362	419,903	(67,001)	(22,001)	(180,543)	525,720	22,907	50,589
						2,247,313
Mid-Cap 1.9%
Schwab U.S. Mid-Cap Index Fund	77,292	42,297	—	—	(14,200)	105,389	1,926	2,296
Small-Cap 5.9%
Schwab Small-Cap Equity Fund	250,158	168,485	(11,000)	(2,420)	(66,303)	338,920	18,056	29,486
						2,691,622

International Stocks 26.5%
Developed Markets 26.5%
Schwab International Core Equity Fund	531,592	337,436	(162,097)	(12,082)	(84,007)	610,842	62,141	15,437
Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund)	645,158	666,158	(70,012)	(28,725)	(305,221)	907,358	45,734	111,727
						1,518,200

Real Estate 7.2%
Global Real Estate 7.2%
Schwab Global Real Estate Fund	223,516	225,567	(10,000)	(856)	(28,236)	409,991	54,812	5,287

Fixed Income 1.0%
Intermediate-Term Bond 0.4%
Schwab U.S. Aggregate Bond Index Fund	30,682	25,307	(29,324)	(926)	(2,049)	23,690	2,534	307
Short-Term Bond 0.6%
Schwab Short-Term Bond Index Fund	15,020	22,155	—	—	(1,323)	35,852	3,719	155
						59,542
Total Affiliated Underlying Funds	$3,601,954	$2,724,542	($653,913)	($82,645)	($910,583)	$4,679,355		$321,519

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
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Schwab Target 2065 Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$4,679,355	$—	$—	$4,679,355
Unaffiliated Underlying Funds[1]	1,012,648	—	—	1,012,648
Short-Term Investments[1]	—	35,053	—	35,053
Total	$5,692,003	$35,053	$—	$5,727,056

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Target 2065 Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $5,367,624)		$4,679,355
Investments in securities, at value - unaffiliated (cost $1,213,946)		1,047,701
Receivables:
Due from investment adviser		5,491
Fund shares sold		3,025
Dividends		121
Prepaid expenses	+	11,685
Total assets		5,747,378
Liabilities
Payables:
Investments bought		12,124
Accrued expenses	+	13,573
Total liabilities		25,697
Net assets		$5,721,681
Net Assets by Source
Capital received from investors		$6,411,118
Total distributable loss	+	(689,437)
Net assets		$5,721,681

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,721,681		598,630		$9.56

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Schwab Target 2065 Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - affiliated		$47,008
Dividends received from securities - unaffiliated	+	9,408
Total investment income		56,416
Expenses
Professional fees		7,888
Registration fees		5,873
Portfolio accounting fees		3,682
Independent trustees’ fees		3,328
Custodian fees		1,609
Shareholder reports		396
Transfer agent fees		318
Other expenses	+	236
Total expenses		23,330
Expense reduction	–	23,330
Net expenses	–	—
Net investment income		56,416
REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated		274,511
Realized capital gain distributions received from underlying funds - unaffiliated		71,093
Net realized losses on sales of securities - affiliated		(82,645)
Net realized losses on sales of securities - unaffiliated	+	(24,836)
Net realized gains		238,123
Net change in unrealized appreciation (depreciation) on securities - affiliated		(910,583)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(186,817)
Net change in unrealized appreciation (depreciation)	+	(1,097,400)
Net realized and unrealized losses		(859,277)
Decrease in net assets resulting from operations		($802,861)
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Schwab Target 2065 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		2/26/21 [1]-10/31/21
Net investment income		$56,416	$5,881
Net realized gains (losses)		238,123	(2,415)
Net change in unrealized appreciation (depreciation)	+	(1,097,400)	242,886
Increase (decrease) in net assets resulting from operations		($802,861)	$246,352
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($132,928)	$—

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			2/26/21 [1]-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		309,609	$3,280,073	438,998	$4,713,650
Shares reinvested		10,020	112,123	—	—
Shares redeemed	+	(117,120)	(1,223,861)	(42,877)	(470,867)
Net transactions in fund shares		202,509	$2,168,335	396,121	$4,242,783
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			2/26/21 [1]-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		396,121	$4,489,135	—	$—
Total increase	+	202,509	1,232,546	396,121	4,489,135
End of period		598,630	$5,721,681	396,121	$4,489,135

[1]	Commencement of operations.
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Schwab Target Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Target 2010 Fund	Schwab Dividend Equity Fund
Schwab Target 2015 Fund	Schwab Large-Cap Growth Fund
Schwab Target 2020 Fund	Schwab Small-Cap Equity Fund
Schwab Target 2025 Fund	Schwab Health Care Fund
Schwab Target 2030 Fund	Schwab International Core Equity Fund
Schwab Target 2035 Fund	Schwab Fundamental US Large Company Index Fund
Schwab Target 2040 Fund	Schwab Fundamental US Small Company Index Fund
Schwab Target 2045 Fund	Schwab Fundamental International Large Company Index Fund
Schwab Target 2050 Fund	Schwab Fundamental International Small Company Index Fund
Schwab Target 2055 Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Target 2060 Fund	Schwab Fundamental Global Real Estate Index Fund
Schwab Target 2065 Fund	Schwab Target 2010 Index Fund
Schwab S&P 500 Index Fund	Schwab Target 2015 Index Fund
Schwab Small-Cap Index Fund®	Schwab Target 2020 Index Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2025 Index Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2030 Index Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2035 Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Target 2040 Index Fund
Schwab International Index Fund®	Schwab Target 2045 Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2050 Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2055 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2060 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2065 Index Fund
Schwab International Opportunities Fund	Schwab Monthly Income Fund - Moderate Payout
Schwab Balanced Fund	Schwab Monthly Income Fund - Enhanced Payout
Schwab Core Equity Fund	Schwab Monthly Income Fund - Maximum Payout
The Schwab Target Funds are "funds of funds." Each of the funds seeks to achieve its investment objective by investing primarily in a combination of other affiliated Schwab mutual funds. Each fund may also invest in affiliated Schwab exchange-traded funds (ETFs) and unaffiliated third party mutual funds and ETFs (all such mutual funds and ETFs referred to herein as the "underlying funds"). Each fund invests in the underlying funds in accordance with its target portfolio allocation. Each fund may also invest directly in equity and fixed-income securities, and cash and cash equivalents, including money market securities.
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The Schwab Target 2065 Fund commenced operations on February 26, 2021.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•   Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and mutual funds. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets,
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Schwab Target Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2022 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year. To receive distributions, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
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Schwab Target Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective. The funds are not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the funds are an appropriate investment in light of their current financial position and retirement needs.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of a fund. However, the investment adviser is a fiduciary to each fund and is legally obligated to act in each fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Exchange-Traded Fund (ETF) Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The funds may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain their allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest, which include any combination of the risks described below.
•   Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.
•   Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
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Schwab Target Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
•   Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when a fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
•   ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
•   Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
•   Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recording requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
•   Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right, but not the obligation, to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as leverage risk, liquidity risk and market risk, are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gains. An underlying fund’s use of derivatives could reduce the
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Schwab Target Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
underlying fund’s performance, increase its volatility, and could cause the underlying fund to lose more than the initial amount invested. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
•   Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
•   Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Investment Advisory and Administration Agreement between the investment adviser and the trust. The investment adviser does not receive a fee for the services it performs for the funds. However, the investment adviser is entitled to receive an annual management fee from each of the affiliated Schwab Funds that serve as underlying funds.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc., a broker-dealer affiliate of the investment adviser (together, service providers), of certain shareholder services to the current shareholders of the funds. The funds are not subject to any fee under the Plan.
Expense Limitation
The investment adviser and its affiliates have agreed with the funds, for so long as the investment adviser serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.00%.
The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of April 30, 2022, each Schwab Target Fund’s ownership percentages of other related funds’ shares are:
UNDERLYING FUNDS	SCHWAB TARGET 2010 FUND	SCHWAB TARGET 2015 FUND	SCHWAB TARGET 2020 FUND	SCHWAB TARGET 2025 FUND	SCHWAB TARGET 2030 FUND	SCHWAB TARGET 2035 FUND	SCHWAB TARGET 2040 FUND	SCHWAB TARGET 2045 FUND	SCHWAB TARGET 2050 FUND	SCHWAB TARGET 2055 FUND	SCHWAB TARGET 2060 FUND	SCHWAB TARGET 2065 FUND
Schwab International Opportunities Fund	0.2%	0.4%	2.6%	4.2%	8.8%	5.3%	11.6%	2.6%	2.6%	1.8%	0.5%	0.1%
Schwab Select Large Cap Growth Fund	0.0%*	0.0%*	0.2%	0.5%	1.4%	0.9%	2.1%	0.6%	0.7%	0.5%	0.1%	0.0%*
Schwab Core Equity Fund	0.1%	0.1%	0.6%	1.1%	2.4%	1.4%	3.1%	0.7%	0.7%	0.5%	0.1%	0.0%*
Schwab Fundamental US Large Company Index Fund	0.0%*	0.0%*	0.1%	0.1%	0.3%	0.3%	0.6%	0.1%	0.2%	0.1%	0.0%*	0.0%*
Schwab Global Real Estate Fund	0.4%	0.6%	4.0%	6.3%	13.8%	8.4%	18.4%	4.3%	4.5%	3.0%	0.8%	0.1%
Schwab International Core Equity Fund	0.3%	0.4%	3.0%	5.1%	11.7%	7.3%	15.6%	3.6%	3.8%	2.5%	0.7%	0.1%
Schwab S&P 500 Index Fund	0.0%*	0.0%*	0.1%	0.1%	0.3%	0.2%	0.3%	0.1%	0.1%	0.0%*	0.0%*	0.0%*
Schwab Short-Term Bond Index Fund	0.3%	0.3%	2.0%	2.0%	2.4%	0.9%	1.2%	0.2%	0.1%	0.0%*	0.0%*	0.0%*
Schwab Small-Cap Equity Fund	0.1%	0.2%	1.3%	2.2%	5.6%	3.6%	8.4%	2.0%	2.1%	1.4%	0.4%	0.1%
Schwab Treasury Inflation Protected Securities Index Fund	0.1%	0.2%	1.0%	0.7%	0.4%	—%	—%	—%	—%	—%	—%	—%
Schwab U.S. Aggregate Bond Index Fund	0.3%	0.3%	2.1%	2.1%	2.6%	1.0%	1.4%	0.2%	0.1%	0.0%*	0.0%*	0.0%*
Schwab U.S. Mid Cap Index Fund	0.0%*	0.1%	0.4%	0.7%	1.5%	0.9%	1.8%	0.4%	0.4%	0.3%	0.1%	0.0%*
Schwab Variable Share Price Money Fund, Ultra Shares	0.1%	0.1%	0.6%	0.6%	0.6%	0.3%	0.2%	0.0%*	0.0%*	—%	—%	—%

*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but they did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
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Financial Notes, unaudited (continued)

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), maturing on September 29, 2022. Under the terms of the Syndicated Credit Facility, in addition to interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 29, 2022. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended April 30, 2022, purchases and sales of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Target 2010 Fund	$9,291,369	$13,212,766
Schwab Target 2015 Fund	10,739,934	13,527,899
Schwab Target 2020 Fund	67,322,942	81,223,669
Schwab Target 2025 Fund	93,957,063	83,469,051
Schwab Target 2030 Fund	168,764,048	120,946,901
Schwab Target 2035 Fund	93,229,537	53,323,859
Schwab Target 2040 Fund	167,748,049	85,211,034
Schwab Target 2045 Fund	38,857,079	13,593,023
Schwab Target 2050 Fund	40,878,743	11,819,509
Schwab Target 2055 Fund	28,075,662	6,362,330
Schwab Target 2060 Fund	10,853,612	1,515,392
Schwab Target 2065 Fund	3,246,670	809,138

8. Federal Income Taxes:
As of April 30, 2022, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Target 2010 Fund	$49,811,130	$5,709,640	($2,397,930)	$3,311,710
Schwab Target 2015 Fund	61,548,339	9,187,241	(2,616,127)	6,571,114
Schwab Target 2020 Fund	395,410,505	66,762,634	(16,630,852)	50,131,782
Schwab Target 2025 Fund	517,485,411	74,805,418	(22,506,793)	52,298,625
Schwab Target 2030 Fund	871,635,798	168,002,204	(29,385,628)	138,616,576
Schwab Target 2035 Fund	477,230,596	77,889,355	(18,782,758)	59,106,597
Schwab Target 2040 Fund	900,310,905	199,198,122	(25,301,719)	173,896,403
Schwab Target 2045 Fund	211,290,329	23,780,586	(9,820,214)	13,960,372
Schwab Target 2050 Fund	207,793,378	22,826,174	(9,647,695)	13,178,479
Schwab Target 2055 Fund	137,339,749	13,647,616	(6,606,894)	7,040,722
Schwab Target 2060 Fund	40,940,343	1,897,508	(2,828,430)	(930,922)
Schwab Target 2065 Fund	6,686,478	-	(959,422)	(959,422)
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Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2021, the fund had capital loss carryforwards available as follows:

Schwab Target 2010 Fund	$—
Schwab Target 2015 Fund	—
Schwab Target 2020 Fund	—
Schwab Target 2025 Fund	—
Schwab Target 2030 Fund	—
Schwab Target 2035 Fund	—
Schwab Target 2040 Fund	—
Schwab Target 2045 Fund	—
Schwab Target 2050 Fund	—
Schwab Target 2055 Fund	—
Schwab Target 2060 Fund	—
Schwab Target 2065 Fund	1,807
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2022. The tax-basis components of distributions paid during the year ended October 31, 2021 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Target 2010 Fund	$1,158,878	$385,205
Schwab Target 2015 Fund	1,603,533	1,864,193
Schwab Target 2020 Fund	10,442,930	10,256,763
Schwab Target 2025 Fund	10,641,524	7,269,075
Schwab Target 2030 Fund	16,741,235	16,944,271
Schwab Target 2035 Fund	7,639,008	7,482,792
Schwab Target 2040 Fund	14,499,604	21,950,959
Schwab Target 2045 Fund	2,368,978	2,594,038
Schwab Target 2050 Fund	2,230,995	2,674,047
Schwab Target 2055 Fund	1,270,190	1,507,964
Schwab Target 2060 Fund	239,872	218,465
Schwab Target 2065 Fund	—	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of October 31, 2021, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended October 31, 2021, the funds did not incur any interest or penalties.
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Financial Notes, unaudited (continued)

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 103 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	103	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	103	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	103	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	103	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired.	103	Director (2008 – present), KLA-Tencor Corporation
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	103	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	103	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director and Chief Executive Officer (Oct. 2008 – present) and President (Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director (May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present), Chief Executive Officer (Aug. 2017 – present), and President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.	103	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Managing Director (Jan. 2022 – present), Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (Feb. 2018 – Apr. 2022), The Charles Schwab Corporation; Managing Director (May 2022 – present) and Senior Executive Vice President (July 2015 – May 2022), Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – Apr. 2020), Charles Schwab Bank, SSB; Director (Nov. 2017 – Apr. 2020), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present) and Chief Financial Officer (Feb. 2016 – Aug. 2017), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	103	None

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Director (Mar. 2019 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Managing Director (May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Director (July 2020 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Chief Executive Officer (Jan. 2022 – present) and Chief Investment Officer (Apr. 2011 – present), Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg US Aggregate Bond Index  An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Government/Credit 1–5 Year Index  An index that is a broad-based benchmark measuring the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have a remaining maturity greater than or equal to one year and less than five years. The index excludes certain types of securities, including, bonds with equity type features (e.g., warrants, convertibles and preferreds), tax-exempt municipal securities, inflation-linked bonds, floating rate issues, strips, private placements, U.S. dollar-denominated 25 and 50 par retail bonds, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)  An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones U.S. Total Stock Market Index  An index which includes all U.S. equity issues with readily available prices. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE EPRA Nareit Global Index (Net)  An index that provides a diverse representation of publicly traded equity real estate investment trusts (REITs) and listed property companies worldwide. The index constituents are free-float adjusted, and screened on liquidity, size and revenue. The index is comprised of countries in developed and emerging markets. The Net of Tax Index is calculated based on the maximum withholding tax rates applicable to dividends received by institutional investors who are not resident in the same country as the remitting company and who do not benefit from double taxation treaties.
FTSE non-US Dollar World Government Bond Index  A market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least 1 year.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

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MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell Midcap Index   An index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
Target 2010 Composite Index  A custom blended index developed by Schwab Asset Management based on the 2010 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Global Aggregate ex-US Hedged Index. Effective February 1, 2022, the composite is derived using the following portion allocations: 22.6% S&P 500 Index, 0.7% Russell Midcap Index, 1.9% Russell 2000 Index, 9.6% MSCI EAFE Index (Net), 38.7% Bloomberg US Aggregate Bond Index, 2.6% FTSE EPRA Nareit Global Index (Net), 6.6% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.1% Bloomberg Global Aggregate ex-US Hedged Index, 0.9% Bloomberg US Government/Credit Index, 9.8% Bloomberg US Government/Credit 1-5 Year Index, and 4.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2022. Percentages listed may not total to 100% due to rounding.
Target 2015 Composite Index  A custom blended index developed by Schwab Asset Management based on the 2015 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Global Aggregate ex-US Hedged Index. Effective February 1, 2022, the composite is derived using the following portion allocations: 24.4% S&P 500 Index, 0.8% Russell Midcap Index, 2.0% Russell 2000 Index, 10.8% MSCI EAFE Index (Net), 36.4% Bloomberg US Aggregate Bond Index, 2.9% FTSE EPRA Nareit Global Index (Net), 6.3% Bloomberg US
Treasury Inflation-Linked Bond Index (Series-L), 2.2% Bloomberg Global Aggregate ex-US Hedged Index, 1.1% Bloomberg US Government/Credit Index, 9.0% Bloomberg US Government/Credit 1-5 Year Index, and 4.1% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2022. Percentages listed may not total to 100% due to rounding.
Target 2020 Composite Index  A custom blended index developed by Schwab Asset Management based on the 2020 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Global Aggregate ex-US Hedged Index. Effective February 1, 2022, the composite is derived using the following portion allocations: 25.5% S&P 500 Index, 0.8% Russell Midcap Index, 2.1% Russell 2000 Index, 11.8% MSCI EAFE Index (Net), 34.8% Bloomberg US Aggregate Bond Index, 3.0% FTSE EPRA Nareit Global Index (Net), 6.1% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.2% Bloomberg Global Aggregate ex-US Hedged Index, 1.3% Bloomberg US Government/Credit Index, 8.5% Bloomberg US Government/Credit 1-5 Year Index, and 3.8% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2022. Percentages listed may not total to 100% due to rounding.
Target 2025 Composite Index  A custom blended index developed by Schwab Asset Management based on the 2025 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000® Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Global Aggregate ex-US Hedged Index. Effective February 1, 2022, the composite is derived using the following portion allocations: 30.6% S&P 500 Index, 1.0% Russell Midcap Index, 2.9% Russell 2000 Index, 14.8% MSCI EAFE Index (Net), 27.9% Bloomberg US Aggregate Bond Index, 3.7% FTSE EPRA Nareit Global Index (Net), 0.4% MSCI Emerging Markets Index (Net), 3.5% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 3.5% Bloomberg Global Aggregate ex-US Hedged Index, 2.0% Bloomberg US Government/Credit Index, 6.6% Bloomberg US Government/Credit 1-5 Year Index, and 3.1% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2022. Percentages listed may not total to 100% due to rounding.
Target 2030 Composite Index  A custom blended index developed by Schwab Asset Management based on the 2030 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Global Aggregate ex-US Hedged Index. Effective February 1, 2022, the composite is derived using the following portion allocations: 36.4% S&P 500 Index, 1.2% Russell Midcap Index, 4.0% Russell 2000 Index, 18.2% MSCI EAFE Index (Net), 19.6% Bloomberg US Aggregate Bond Index, 4.6% FTSE EPRA Nareit Global Index (Net), 1.3% MSCI Emerging Markets Index (Net), 1.1% Bloomberg US Treasury Inflation-Linked Bond Index (Series L), 4.1% Bloomberg Global Aggregate ex-US Hedged Index, 2.7% Bloomberg US Government/Credit Index, 4.5%

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Schwab Target Funds
Bloomberg US Government/Credit 1-5 Year Index, and 2.3% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2022. Percentages listed may not total to 100% due to rounding.
Target 2035 Composite Index  A custom blended index developed by Schwab Asset Management based on the 2035 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Global Aggregate ex-US Hedged Index. Effective February 1, 2022, the composite is derived using the following portion allocations: 40.5% S&P 500 Index, 1.3% Russell Midcap Index, 4.9% Russell 2000 Index, 20.7% MSCI EAFE Index (Net), 13.9% Bloomberg US Aggregate Bond Index, 5.2% FTSE EPRA Nareit Global Index (Net), 2.2% MSCI Emerging Markets Index (Net), 3.6% Bloomberg Global Aggregate ex-US Hedged Index, 2.9% Bloomberg US Government/Credit Index, 3.1% Bloomberg US Government/Credit 1-5 Year Index, and 1.8% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2022. Percentages listed may not total to 100% due to rounding.
Target 2040 Composite Index  A custom blended index developed by Schwab Asset Management based on the 2040 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Global Aggregate ex-US Hedged Index. Effective February 1, 2022, the composite is derived using the following portion allocations: 43.7% S&P 500 Index, 1.5% Russell Midcap Index, 5.7% Russell 2000 Index, 22.7% MSCI EAFE Index (Net), 9.0% Bloomberg US Aggregate Bond Index, 5.8% FTSE EPRA Nareit Global Index (Net), 3.0% MSCI Emerging Markets Index (Net), 2.6% Bloomberg Global Aggregate ex-US Hedged Index, 2.8% Bloomberg US Government/Credit Index, 2.1% Bloomberg US Government/Credit 1-5 Year Index, and 1.3% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2022. Percentages listed may not total to 100% due to rounding.
Target 2045 Composite Index  A custom blended index developed by Schwab Asset Management based on the 2045 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Global Aggregate ex-US Hedged Index. Effective February 1, 2022, the composite is derived using the following portion allocations: 45.8% S&P 500 Index, 1.6% Russell Midcap Index, 6.5% Russell 2000 Index, 24.3% MSCI EAFE Index (Net), 5.4% Bloomberg US Aggregate Bond Index, 6.2% FTSE EPRA Nareit Global Index (Net), 4.0% MSCI Emerging Markets Index (Net), 1.7% Bloomberg Global Aggregate ex-US Hedged Index, 2.3% Bloomberg US Government/Credit Index, 1.3% Bloomberg US Government/Credit 1-5 Year Index, and 0.9% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2022. Percentages listed may not total to 100% due to rounding.
Target 2050 Composite Index  A custom blended index developed by Schwab Asset Management based on the 2050 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Global Aggregate ex-US Hedged Index. Effective February 1, 2022, the composite is derived using the following portion allocations: 46.9% S&P 500 Index, 1.6% Russell Midcap Index, 7.0% Russell 2000 Index, 25.3% MSCI EAFE Index (Net), 3.4% Bloomberg US Aggregate Bond Index, 6.4% FTSE EPRA Nareit Global Index (Net), 4.7% MSCI Emerging Markets Index (Net), 1.2% Bloomberg Global Aggregate ex-US Hedged Index, 1.9% Bloomberg US Government/Credit Index, 0.8% Bloomberg US Government/Credit 1-5 Year Index, and 0.6% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2022. Percentages listed may not total to 100% due to rounding.
Target 2055 Composite Index  A custom blended index developed by Schwab Asset Management based on the 2055 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Global Aggregate ex-US Hedged Index. Effective February 1, 2022, the composite is derived using the following portion allocations: 47.5% S&P 500 Index, 1.7% Russell Midcap Index, 7.4% Russell 2000 Index, 25.9% MSCI EAFE Index (Net), 2.3% Bloomberg US Aggregate Bond Index, 6.6% FTSE EPRA Nareit Global Index (Net), 5.2% MSCI Emerging Markets Index (Net), 0.9% Bloomberg Global Aggregate ex-US Hedged Index, 1.5% Bloomberg US Government/Credit Index, 0.6% Bloomberg US Government/Credit 1-5 Year Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2022. Percentages listed may not total to 100% due to rounding.
Target 2060 Composite Index: A custom blended index developed by Schwab Asset Management based on the 2060 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Global Aggregate ex-US Hedged Index. Effective February 1, 2022, the composite is derived using the following portion allocations: 48.0% S&P 500 Index, 1.7% Russell Midcap Index, 7.7% Russell 2000 Index, 26.4% MSCI EAFE Index (Net), 1.1% Bloomberg US Aggregate Bond Index, 6.7% FTSE EPRA Nareit Global Index (Net), 5.7% MSCI Emerging Markets Index (Net), 0.6% Bloomberg Global Aggregate ex-US Hedged Index, 1.1% Bloomberg US Government/Credit Index, 0.5% Bloomberg US Government/Credit 1-5 Year Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2022. Percentages listed may not total to 100% due to rounding.
Target 2065 Composite Index: A custom blended index developed by Schwab Asset Management based on the 2065 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2022, the composite is derived using the following portion allocations: 48.2% S&P 500 Index, 1.7% Russell Midcap Index, 7.8% Russell 2000 Index, 26.6% MSCI EAFE Index (Net), 0.5% Bloomberg US Aggregate Bond Index, 6.8% FTSE EPRA Nareit Global Index (Net), 5.8% MSCI Emerging Markets Index (Net), 0.5% Bloomberg Global Aggregate ex-US Hedged Index, 1.0% Bloomberg US Government/Credit Index, 0.5% Bloomberg US Government/Credit

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1-5 Year Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2022. Percentages listed may not total to 100% due to rounding.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Notes

Notes

Notes

Schwab Target Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2022 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR34720-16
00274693

Semiannual Report  |  April 30, 2022
Schwab Balanced Fund

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Schwab Balanced Fund
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Return for the 6 Months Ended April 30, 2022
Schwab Balanced Fund (Ticker Symbol: SWOBX)	-11.93%
Balanced Blended Index	-10.03%
Fund Category: Morningstar Allocation—50% to 70% Equity[1]	-8.53%
Performance Details	pages 6-7
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up the composite index may vary over time. For index definition, please see the Glossary.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
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Schwab Balanced Fund
The Investment Environment

For the six-month reporting period ended April 30, 2022, U.S. and international equity and bond markets lost ground. U.S. equity markets ended 2021 with strong gains, with several key U.S. market indices repeatedly hitting record highs through early January 2022, despite persisting COVID-19 pandemic-driven stresses on the global economy and the emergence and spread of the Omicron variant. International developed equity markets also rose during December 2021, although less robustly. However, beginning in early 2022, both U.S. and international equity markets declined in reaction to growing headwinds including accelerating inflation and an increasing likelihood of higher interest rates. In late February 2022, Russia’s invasion of Ukraine drove oil prices above $100 per barrel for the first time since 2014 and roiled stock markets around the world. The U.S. dollar rose against a basket of foreign currencies, ending the reporting period significantly stronger and generally reducing the returns of overseas investments in U.S. dollar terms. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned -9.65%. U.S. small-cap stocks underperformed U.S. large-cap stocks, with the Russell 2000® Index and the Russell 1000® Index returning -18.38% and -11.29%, respectively. Outside the U.S., the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -11.80% for the reporting period, while the MSCI Emerging Markets Index (Net)* returned -14.15%. U.S. and international bonds were also weak, with the Bloomberg US Aggregate Bond Index returning -9.47% and the FTSE non-US Dollar World Government Bond Index returning -15.47%.
The U.S. economy continued its recovery from the dramatic impact of the COVID-19 pandemic through the end of 2021, with U.S. gross domestic product (GDP) posting a 6.9% annualized growth rate for the fourth quarter of 2021 due to increasing inventories, exports, and personal consumption expenditures. However, amid fading government stimuli, ongoing supply chain disruptions, persisting inflation, and a widening U.S. trade deficit, GDP decreased at an annualized rate of -1.5% for the first quarter of 2022. The unemployment rate, which has fallen steadily since skyrocketing in April 2020, ended the reporting period at its lowest level since February 2020. Inflation, once thought to be transitory, rose throughout the reporting period, ending March 2022 at its highest level in more than 40 years before dropping slightly in April 2022, due to imbalances in the labor market, supply chain bottlenecks, and soaring energy costs.
Asset Class Performance Comparison % returns during the 6 months ended April 30, 2022

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and Schwab Asset Management.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
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Schwab Balanced Fund
The Investment Environment (continued)

Outside the United States, global economies continued to wrestle with the fallout of the COVID-19 pandemic, including the emergence and spread of the Omicron variant, as well as steepening energy costs, rising inflation, and the war in Ukraine. After spiking to over $120 per barrel in early March 2022 as sanctions were imposed on Russian imports, oil prices ended the reporting period at just under $105 per barrel. The eurozone posted small gains in GDP growth for the fourth quarter of 2021 and the first quarter of 2022 but was heavily impacted by the war in Ukraine and associated spikes in commodity prices. The United Kingdom also posted positive GDP growth in the fourth quarter of 2021 and first quarter of 2022, driven, in part, by increases in COVID-19 testing and tracing and an expansion of its COVID-19 vaccination program. Japan’s economy expanded in the fourth quarter of 2021. Its rising growth was attributed to increases in household consumption and business investment amid a decline in COVID-19 cases and the easing of restrictions. Among emerging markets, China’s GDP growth rate remained positive, increasing slightly for the first quarter of 2022 over the previous quarter. However, China faced multiple headwinds including the political landscape and an emphasis on domestic consumption over globalization, as well as a property downturn, supply chain issues, and growing COVID-19 outbreaks. India posted positive gains in GDP in the final quarter of 2021 on rising consumer demand and a rapid decline in COVID-19 cases.
Monetary policies around the world varied. In the United States, although the U.S. Federal Reserve (Fed) continued to maintain the federal funds rate in a range of 0.00% to 0.25% through much of the reporting period, its stance shifted as inflation continued to rise and indicators of economic activity and employment continued to strengthen. In November 2021, the Fed began scaling back its bond-buying program, subsequently accelerating its wind-down in December 2021, and ending it altogether in early March 2022. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate by 0.25% in mid-March 2022, to a range of 0.25% to 0.50%, with expectations of multiple rate increases throughout the remainder of 2022 to achieve the Fed’s goal of a return to price stability. The European Central Bank held its policy rate at 0.00%, unchanged since March 2016, but accelerated the pace of reducing its asset purchase program, which it said could end in the third quarter of 2022 if inflation persists. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and indicated that it would maintain its ultra-loose monetary policy despite growing inflation, even as its global counterparts sought to exit from crisis-mode policies. The Bank of England, on the other hand, raised its key official bank rate three times during the reporting period, from 0.1% to 0.75%, citing inflationary pressures. Monetary policies in emerging markets were also mixed. China cut its interest rate twice over the reporting period. Indonesia and India maintained their low policy rates implemented in 2020 and 2021. Central banks in Mexico, Brazil, and Pakistan raised their rates multiple times over the reporting period, as a result of a stronger-than-expected recovery or to counteract the impacts of inflation. Russia, notably, raised its interest rate to 20% in late February 2022 amid the broadening fallout of Western sanctions in retaliation against Russia’s invasion of Ukraine, but subsequently reduced it twice.
Bond yields remained relatively flat through the final two months of 2021. However, as inflation continued to rise and Fed monetary policy shifted, bond yields began to rise in early 2022, ending April near reporting-period highs and exerting downward pressure on bond prices. (Bond yields and bond prices typically move in opposite directions.) Over the reporting period, the yield on the 10-year U.S. Treasury rose from 1.55% to 2.89%. Short-term rates also rose, with the yield on the three-month U.S. Treasury climbing from 0.05% to 0.85% over the reporting period. Outside the U.S., bond yields remained low.
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Schwab Balanced Fund
Fund Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the co-management of the fund. Prior to joining Schwab in 2012, Ms. Tang was a product manager at Thomson Reuters and from 1997 to 2009 worked as a portfolio manager at Barclays Global Investors (now known as BlackRock).

Patrick Kwok, CFA, Portfolio Manager, is responsible for the co-management of the fund. Previously, Mr. Kwok served as an associate portfolio manager from 2012 to 2016. Prior to that, he worked as a fund administration manager, where he was responsible for oversight of sub-advisers, trading, cash management, and fund administration supporting the Charles Schwab Trust Bank Collective Investment Trusts and multi-asset Schwab Funds. Prior to joining Schwab Asset Management in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at State Street Bank & Trust as a portfolio accountant and pricing specialist.
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Schwab Balanced Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Balanced Fund (11/18/96)	-11.93%	-6.78%	7.29%	7.74%
S&P 500® Index	-9.65%	0.21%	13.66%	13.67%
Bloomberg US Aggregate Bond Index	-9.47%	-8.51%	1.20%	1.73%
Balanced Blended Index	-10.03%	-4.61%	8.30%	8.58%
Fund Category: Morningstar Allocation—50% to 70% Equity[2]	-8.53%	-4.28%	6.79%	7.07%
Fund Expense Ratios[3]: Net 0.50%; Gross 0.52%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.50% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
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Schwab Balanced Fund
Performance and Fund Facts as of April 30, 2022

Statistics
Number of Holdings	7
Portfolio Turnover Rate	22% [1]
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.
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Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including transfer agent fees and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2021 and held through April 30, 2022.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1,2]	EFFECTIVE EXPENSE RATIO (ANNUALIZED)[3,4]	BEGINNING ACCOUNT VALUE AT 11/1/21	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 4/30/22	EXPENSES PAID DURING PERIOD 11/1/21-4/30/22[2,5]	EFFECTIVE EXPENSES PAID DURING PERIOD 11/1/21-4/30/22[4,5]
Schwab Balanced Fund
Actual Return	0.00%	0.50%	$1,000.00	$ 880.70	$0.00	$2.33
Hypothetical 5% Return	0.00%	0.50%	$1,000.00	$1,024.79	$0.00	$2.51

[1]	Based on the most recent six-month expense ratio.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expenses and the expense ratio; may differ from the acquired fund fees and expenses and the expense ratio in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$19.74	$16.50	$15.99	$15.41	$15.60	$14.51
Income (loss) from investment operations:
Net investment income (loss)[1]	0.13	0.19	0.20	0.24	0.23	0.21
Net realized and unrealized gains (losses)	(2.32)	3.58	1.13	1.32	0.08 [2]	1.96
Total from investment operations	(2.19)	3.77	1.33	1.56	0.31	2.17
Less distributions:
Distributions from net investment income	(0.85)	(0.19)	(0.22)	(0.37)	(0.48)	(0.22)
Distributions from net realized gains	(0.37)	(0.34)	(0.60)	(0.61)	(0.02)	(0.86)
Total distributions	(1.22)	(0.53)	(0.82)	(0.98)	(0.50)	(1.08)
Net asset value at end of period	$16.33	$19.74	$16.50	$15.99	$15.41	$15.60
Total return	(11.93%) [3]	23.20%	8.58%	11.19%	1.94%	15.90%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.00% [5]	0.00%	0.00%	0.00%	0.00%	0.00%
Gross operating expenses[4]	0.02% [5]	0.02%	0.03%	0.04%	0.04%	0.06%
Net investment income (loss)	1.46% [5]	1.01%	1.26%	1.55%	1.44%	1.39%
Portfolio turnover rate	22% [3]	6%	18%	32%	6%	28% [6]
Net assets, end of period (x 1,000,000)	$709	$804	$577	$526	$447	$386

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
[3]	Not annualized.
[4]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Annualized.
[6]	The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, the portfolio turnover rate would have been 7% without including these transactions. There were no transaction costs associated with these transactions.
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Schwab Balanced Fund  |  Semiannual Report
See financial notes

Schwab Balanced Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 98.9% OF NET ASSETS

U.S. Stocks 49.2%
Large-Cap 40.7%
Schwab Core Equity Fund	8,998,271	186,624,138
Schwab Select Large Cap Growth Fund *	4,441,314	101,928,160
		288,552,298
Small-Cap 8.5%
Schwab Small-Cap Equity Fund	3,184,872	59,780,054
		348,332,352

International Stocks 9.7%
Developed Markets 9.7%
Schwab International Opportunities Fund	3,455,289	68,552,942

Fixed Income 38.1%
Intermediate-Term Bond 38.1%
Schwab U.S. Aggregate Bond Index Fund	28,905,060	270,262,315

Money Market Funds 1.9%
Schwab Variable Share Price Money Fund, Ultra Shares 0.27% (a)	13,720,036	13,720,036
Total Affiliated Underlying Funds (Cost $700,373,990)		700,867,645
SECURITY	NUMBER OF SHARES	VALUE ($)
UNAFFILIATED UNDERLYING FUNDS 1.0% OF NET ASSETS

Money Market Funds 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29% (a)	7,179,053	7,179,053
Total Unaffiliated Underlying Funds (Cost $7,179,053)		7,179,053
Total Investments in Securities (Cost $707,553,043)		708,046,698

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

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Schwab Balanced Fund  |  Semiannual Report
See financial notes

Schwab Balanced Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/22	BALANCE OF SHARES HELD AT 4/30/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 98.9% OF NET ASSETS

U.S. Stocks 49.2%
Large-Cap 40.7%
Schwab Core Equity Fund	$281,181,209	$32,188,090	($41,229,574)	($6,447,535)	($79,068,052)	$186,624,138	8,998,271	$70,412,412
Schwab Select Large Cap Growth Fund (formerly Laudus U.S. Large Cap Growth Fund)	127,249,981	47,118,406	(19,447,166)	(3,747,482)	(49,245,579)	101,928,160	4,441,314	16,447,928
Schwab U.S. Large-Cap ETF	—	68,830,829	(68,019,047)	(811,782)	—	—	—	7,795
						288,552,298
Small-Cap 8.5%
Schwab Small-Cap Equity Fund	80,221,848	16,963,923	(19,392,257)	(832,799)	(17,180,661)	59,780,054	3,184,872	9,532,082
						348,332,352

International Stocks 9.7%
Developed Markets 9.7%
Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund)	—	79,000,000	—	—	(10,447,058)	68,552,942	3,455,289	—

Fixed Income 38.1%
Intermediate-Term Bond 38.1%
Schwab U.S. Aggregate Bond Index Fund	290,913,616	39,062,593	(27,436,722)	(1,785,009)	(30,492,163)	270,262,315	28,905,060	3,141,124

Money Market Funds 1.9%
Schwab Variable Share Price Money Fund, Ultra Shares	13,719,523	4,628	—	—	(4,115)	13,720,036	13,720,036	5,802
Total Affiliated Underlying Funds	$793,286,177	$283,168,469	($175,524,766)	($13,624,607)	($186,437,628)	$700,867,645		$99,547,143

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
At April 30, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3. (See financial note 2(a) for additional information).
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Schwab Balanced Fund  |  Semiannual Report
See financial notes

Schwab Balanced Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $700,373,990)		$700,867,645
Investments in securities, at value - unaffiliated (cost $7,179,053)		7,179,053
Receivables:
Investments sold		1,500,000
Fund shares sold		748,463
Dividends		538,687
Due from investment adviser		13,532
Prepaid expenses	+	25,701
Total assets		710,873,081
Liabilities
Payables:
Investments bought		1,436,743
Fund shares redeemed		840,393
Independent trustees’ fees		380
Accrued expenses	+	44,424
Total liabilities		2,321,940
Net assets		$708,551,141
Net Assets by Source
Capital received from investors		$664,826,245
Total distributable earnings	+	43,724,896
Net assets		$708,551,141

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$708,551,141		43,377,647		$16.33

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Schwab Balanced Fund  |  Semiannual Report
See financial notes

Schwab Balanced Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - affiliated		$5,959,569
Dividends received from securities - unaffiliated	+	4,179
Total investment income		5,963,748
Expenses
Registration fees		27,147
Portfolio accounting fees		14,366
Shareholder reports		12,895
Professional fees		11,839
Independent trustees’ fees		4,759
Transfer agent fees		2,519
Custodian fees		398
Other expenses	+	4,339
Total expenses		78,262
Expense reduction	–	78,262
Net expenses	–	—
Net investment income		5,963,748
REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated		93,587,574
Net realized losses on sales of securities - affiliated	+	(13,624,607)
Net realized gains		79,962,967
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	(186,437,628)
Net realized and unrealized losses		(106,474,661)
Decrease in net assets resulting from operations		($100,510,913)
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Schwab Balanced Fund  |  Semiannual Report
See financial notes

Schwab Balanced Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$5,963,748	$7,230,817
Net realized gains		79,962,967	16,382,779
Net change in unrealized appreciation (depreciation)	+	(186,437,628)	117,082,895
Increase (decrease) in net assets resulting from operations		($100,510,913)	$140,696,491
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($53,966,826)	($18,699,512)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,662,221	$145,846,507	10,659,191	$196,407,644
Shares reinvested		2,499,461	47,414,756	946,955	16,600,121
Shares redeemed	+	(7,498,137)	(134,043,923)	(5,882,203)	(108,620,302)
Net transactions in fund shares		2,663,545	$59,217,340	5,723,943	$104,387,463
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		40,714,102	$803,811,540	34,990,159	$577,427,098
Total increase (decrease)	+	2,663,545	(95,260,399)	5,723,943	226,384,442
End of period		43,377,647	$708,551,141	40,714,102	$803,811,540
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Schwab Balanced Fund  |  Semiannual Report
See financial notes

Schwab Balanced Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Balanced Fund is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Balanced Fund	Schwab Target 2045 Fund
Schwab S&P 500 Index Fund	Schwab Target 2050 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2055 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2065 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab International Index Fund®	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2010 Index Fund
Schwab International Opportunities Fund	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Health Care Fund	Schwab Target 2040 Index Fund
Schwab International Core Equity Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab Target 2065 Index Fund
Schwab Target 2030 Fund	Schwab Monthly Income Fund – Moderate Payout
Schwab Target 2035 Fund	Schwab Monthly Income Fund – Enhanced Payout
Schwab Target 2040 Fund	Schwab Monthly Income Fund – Maximum Payout
The Schwab Balanced Fund is a "fund of funds" which seeks to achieve its investment objective by investing in a diversified group of other affiliated Schwab Funds (the underlying funds), but also may invest in other unaffiliated mutual funds or exchange-traded funds (ETFs). In addition, the fund may invest a portion of its assets directly in equity and fixed-income securities to maintain its allocations.
The fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
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Schwab Balanced Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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Schwab Balanced Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
As disclosed in the Portfolio Holdings, as of April 30, 2022, all of the fund’s investments were classified as Level 1.
(b) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(c) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(d) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(e) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(f) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(g) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(h) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective. The fund is not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the fund is an appropriate investment in light of their current financial position and retirement needs.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to
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Schwab Balanced Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.
•   Investment Risk. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or subadviser(s)) will select or allocate assets that could cause the fund to underperform or otherwise not meet its objective. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
•   Growth Investing Risk. An underlying fund’s investments in growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
•   Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
•   ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
•   Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
•   Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
•   Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
•   Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right, but not the obligation, to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as leverage risk, liquidity risk, market risk and management risk are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gains. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility, and could cause the underlying fund to lose more than the initial amount invested. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
•   Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
•   Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in market value during periods of rising interest rates. Certain of the mortgage-backed securities in which an underlying fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause an underlying fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Transactions in mortgage pass-through securities often occur through to-be-announced (TBA) transactions. An underlying fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.
•   Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which an underlying fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. An underlying fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust. The investment adviser does not receive a fee for the services it performs for the fund. However, the investment adviser is entitled to receive an annual management fee from each of the affiliated Schwab Funds that serve as underlying funds.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc., a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The fund is not subject to any fee under the Plan.
Expense Limitation
The investment adviser and its affiliates have agreed with the fund, for so long as the investment adviser serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.00%.
The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
Investments in Affiliates
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of April 30, 2022, the fund’s ownership percentages of other related funds’ shares are:
Schwab International Opportunities Fund	5.7%
Schwab Select Large Cap Growth Fund	4.1%
Schwab Core Equity Fund	13.2%
Schwab Small-Cap Equity Fund	10.4%
Schwab U.S. Aggregate Bond Index Fund	5.6%
Schwab Variable Share Price Money Fund, Ultra Shares	0.6%
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to the Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended April 30, 2022, the fund purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
$—	$39,355,550	($1,058,783)

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), maturing on September 29, 2022. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 29, 2022. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended April 30, 2022, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$283,168,469	$175,524,766
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Financial Notes, unaudited (continued)

8. Federal Income Taxes:
As of April 30, 2022, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$718,456,370	$24,020,583	($34,430,255)	($10,409,672)
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2022. The tax-basis components of distributions paid during the year ended October 31, 2021 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	LONG-TERM CAPITAL GAINS
$7,375,819	$11,323,693
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of October 31, 2021, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended October 31, 2021, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 103 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	103	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	103	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	103	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	103	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired.	103	Director (2008 – present), KLA-Tencor Corporation
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	103	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	103	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director and Chief Executive Officer (Oct. 2008 – present) and President (Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director (May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present), Chief Executive Officer (Aug. 2017 – present), and President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.	103	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Managing Director (Jan. 2022 – present), Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (Feb. 2018 – Apr. 2022), The Charles Schwab Corporation; Managing Director (May 2022 – present) and Senior Executive Vice President (July 2015 – May 2022), Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – Apr. 2020), Charles Schwab Bank, SSB; Director (Nov. 2017 – Apr. 2020), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present) and Chief Financial Officer (Feb. 2016 – Aug. 2017), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	103	None

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Director (Mar. 2019 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Managing Director (May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Director (July 2020 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Chief Executive Officer (Jan. 2022 – present) and Chief Investment Officer (Apr. 2011 – present), Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Balanced Blended Index  A custom blended index developed by Schwab Asset Management that, effective February 1, 2022, is composed of 41.5% S&P 500 Index, 8.5% Russell 2000 Index, 10.0% MSCI EAFE Index (Net), 37.0% Bloomberg US Aggregate Bond Index, and 3.0% Bloomberg US Treasury Bills 1-3 Month Index. From January 29, 2019 through January 31, 2022, the composite was composed of 50% S&P 500 Index, 10% Russell 2000 Index, 37% Bloomberg US Aggregate Bond Index, and 3% Bloomberg US Treasury Bills 1-3 Month Index. From August 1, 2013 through January 28, 2019, the composite was composed of 50% S&P 500 Index, 10% Russell 2000 Index, 25% Bloomberg US Aggregate Bond Index, 12% Bloomberg US Intermediate Aggregate Bond Index and 3% Bloomberg US Treasury Bills 1-3 Month Index. Prior to August 1, 2013 the Balanced Blended Index was composed of 60% S&P 500 Index and 40% Bloomberg US Aggregate Bond Index. Percentages listed may not total to 100% due to rounding.
Bloomberg US Aggregate Bond Index  An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Intermediate Aggregate Bond Index  An index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
Bloomberg US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE non-US Dollar World Government Bond Index  A market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least 1 year.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

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Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2022 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR34721-16
00274698

Semiannual Report  |  April 30, 2022
Schwab MarketTrack Portfolios®

Schwab MarketTrack
All Equity Portfolio™
Schwab MarketTrack
Growth Portfolio™
Schwab MarketTrack
Balanced Portfolio™
Schwab MarketTrack
Conservative Portfolio™

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Schwab MarketTrack Portfolios
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Portfolios
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Return for the 6 Months Ended April 30, 2022
Schwab MarketTrack All Equity Portfolio (Ticker Symbol: SWEGX)	-10.11%
All Equity Composite Index	-9.64%
Fund Category: Morningstar Allocation—85%+ Equity[1]	-13.19%
Performance Details	pages 6-7

Schwab MarketTrack Growth Portfolio (Ticker Symbol: SWHGX)	-9.45%
Growth Composite Index	-9.09%
Fund Category: Morningstar Allocation—70% to 85% Equity[1]	-9.93%
Performance Details	pages 8-9

Schwab MarketTrack Balanced Portfolio (Ticker Symbol: SWBGX)	-9.37%
Balanced Composite Index	-9.01%
Fund Category: Morningstar Allocation—50% to 70% Equity[1]	-8.53%
Performance Details	pages 10-11

Schwab MarketTrack Conservative Portfolio (Ticker Symbol: SWCGX)	-9.30%
Conservative Composite Index	-9.00%
Fund Category: Morningstar Allocation—30% to 50% Equity[1]	-8.55%
Performance Details	pages 12-13
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Portfolios
The Investment Environment

For the six-month reporting period ended April 30, 2022, U.S. and international equity and bond markets lost ground. U.S. equity markets ended 2021 with strong gains, with several key U.S. market indices repeatedly hitting record highs through early January 2022, despite persisting COVID-19 pandemic-driven stresses on the global economy and the emergence and spread of the Omicron variant. International developed equity markets also rose during December 2021, although less robustly. However, beginning in early 2022, both U.S. and international equity markets declined in reaction to growing headwinds including accelerating inflation and an increasing likelihood of higher interest rates. In late February 2022, Russia’s invasion of Ukraine drove oil prices above $100 per barrel for the first time since 2014 and roiled stock markets around the world. The U.S. dollar rose against a basket of foreign currencies, ending the reporting period significantly stronger and generally reducing the returns of overseas investments in U.S. dollar terms. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned -9.65%. U.S. small-cap stocks underperformed U.S. large-cap stocks, with the Russell 2000® Index and the Russell 1000® Index returning -18.38% and -11.29%, respectively. Outside the U.S., the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -11.80% for the reporting period, while the MSCI Emerging Markets Index (Net)* returned -14.15%. U.S. and international bonds were also weak, with the Bloomberg US Aggregate Bond Index returning -9.47% and the FTSE non-US Dollar World Government Bond Index returning -15.47%.
The U.S. economy continued its recovery from the dramatic impact of the COVID-19 pandemic through the end of 2021, with U.S. gross domestic product (GDP) posting a 6.9% annualized growth rate for the fourth quarter of 2021 due to increasing inventories, exports, and personal consumption expenditures. However, amid fading government stimuli, ongoing supply chain disruptions, persisting inflation, and a widening U.S. trade deficit, GDP decreased at an annualized rate of -1.5% for the first quarter of 2022. The unemployment rate, which has fallen steadily since skyrocketing in April 2020, ended the reporting period at its lowest level since February 2020. Inflation, once thought to be transitory, rose throughout the reporting period, ending March 2022 at its highest level in more than 40 years before dropping slightly in April 2022, due to imbalances in the labor market, supply chain bottlenecks, and soaring energy costs.
Asset Class Performance Comparison % returns during the 6 months ended April 30, 2022

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and Schwab Asset Management.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Portfolios
The Investment Environment (continued)

Outside the United States, global economies continued to wrestle with the fallout of the COVID-19 pandemic, including the emergence and spread of the Omicron variant, as well as steepening energy costs, rising inflation, and the war in Ukraine. After spiking to over $120 per barrel in early March 2022 as sanctions were imposed on Russian imports, oil prices ended the reporting period at just under $105 per barrel. The eurozone posted small gains in GDP growth for the fourth quarter of 2021 and the first quarter of 2022 but was heavily impacted by the war in Ukraine and associated spikes in commodity prices. The United Kingdom also posted positive GDP growth in the fourth quarter of 2021 and first quarter of 2022, driven, in part, by increases in COVID-19 testing and tracing and an expansion of its COVID-19 vaccination program. Japan’s economy expanded in the fourth quarter of 2021. Its rising growth was attributed to increases in household consumption and business investment amid a decline in COVID-19 cases and the easing of restrictions. Among emerging markets, China’s GDP growth rate remained positive, increasing slightly for the first quarter of 2022 over the previous quarter. However, China faced multiple headwinds including the political landscape and an emphasis on domestic consumption over globalization, as well as a property downturn, supply chain issues, and growing COVID-19 outbreaks. India posted positive gains in GDP in the final quarter of 2021 on rising consumer demand and a rapid decline in COVID-19 cases.
Monetary policies around the world varied. In the United States, although the U.S. Federal Reserve (Fed) continued to maintain the federal funds rate in a range of 0.00% to 0.25% through much of the reporting period, its stance shifted as inflation continued to rise and indicators of economic activity and employment continued to strengthen. In November 2021, the Fed began scaling back its bond-buying program, subsequently accelerating its wind-down in December 2021, and ending it altogether in early March 2022. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate by 0.25% in mid-March 2022, to a range of 0.25% to 0.50%, with expectations of multiple rate increases throughout the remainder of 2022 to achieve the Fed’s goal of a return to price stability. The European Central Bank held its policy rate at 0.00%, unchanged since March 2016, but accelerated the pace of reducing its asset purchase program, which it said could end in the third quarter of 2022 if inflation persists. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and indicated that it would maintain its ultra-loose monetary policy despite growing inflation, even as its global counterparts sought to exit from crisis-mode policies. The Bank of England, on the other hand, raised its key official bank rate three times during the reporting period, from 0.1% to 0.75%, citing inflationary pressures. Monetary policies in emerging markets were also mixed. China cut its interest rate twice over the reporting period. Indonesia and India maintained their low policy rates implemented in 2020 and 2021. Central banks in Mexico, Brazil, and Pakistan raised their rates multiple times over the reporting period, as a result of a stronger-than-expected recovery or to counteract the impacts of inflation. Russia, notably, raised its interest rate to 20% in late February 2022 amid the broadening fallout of Western sanctions in retaliation against Russia’s invasion of Ukraine, but subsequently reduced it twice.
Bond yields remained relatively flat through the final two months of 2021. However, as inflation continued to rise and Fed monetary policy shifted, bond yields began to rise in early 2022, ending April near reporting-period highs and exerting downward pressure on bond prices. (Bond yields and bond prices typically move in opposite directions.) Over the reporting period, the yield on the 10-year U.S. Treasury rose from 1.55% to 2.89%. Short-term rates also rose, with the yield on the three-month U.S. Treasury climbing from 0.05% to 0.85% over the reporting period. Outside the U.S., bond yields remained low.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Portfolios
Portfolio Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the co-management of the funds. Prior to joining Schwab in 2012, Ms. Tang was a product manager at Thomson Reuters and from 1997 to 2009 worked as a portfolio manager at Barclays Global Investors (now known as BlackRock).

Patrick Kwok, CFA, Portfolio Manager, is responsible for the co-management of the funds. Previously, Mr. Kwok served as an associate portfolio manager from 2012 to 2016. Prior to that, he worked as a fund administration manager, where he was responsible for oversight of sub-advisers, trading, cash management, and fund administration supporting the Charles Schwab Trust Bank Collective Investment Trusts and multi-asset Schwab Funds. Prior to joining Schwab Asset Management in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at State Street Bank & Trust as a portfolio accountant and pricing specialist.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack All Equity Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack All Equity Portfolio (5/19/98)	-10.11%	-3.79%	8.98%	10.00%
S&P 500® Index	-9.65%	0.21%	13.66%	13.67%
All Equity Composite Index	-9.64%	-3.13%	9.55%	10.54%
Fund Category: Morningstar Allocation—85%+ Equity[2]	-13.19%	-7.81%	8.33%	9.14%
Fund Expense Ratio[3]: 0.50%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.12% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack All Equity Portfolio
Performance and Fund Facts as of April 30, 2022

Statistics
Number of Holdings	11
Portfolio Turnover Rate	4% [1]
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Growth Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack Growth Portfolio (11/20/95)	-9.45%	-4.14%	7.87%	8.62%
S&P 500® Index	-9.65%	0.21%	13.66%	13.67%
Bloomberg US Aggregate Bond Index	-9.47%	-8.51%	1.20%	1.73%
Growth Composite Index	-9.09%	-3.53%	8.39%	9.13%
Fund Category: Morningstar Allocation—70% to 85% Equity[2]	-9.93%	-4.90%	7.20%	7.82%
Fund Expense Ratio[3]: 0.50%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.11% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
8
Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Growth Portfolio
Performance and Fund Facts as of April 30, 2022

Statistics
Number of Holdings	14
Portfolio Turnover Rate	4% [1]
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Balanced Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack Balanced Portfolio (11/20/95)	-9.37%	-5.14%	6.21%	6.82%
S&P 500® Index	-9.65%	0.21%	13.66%	13.67%
Bloomberg US Aggregate Bond Index	-9.47%	-8.51%	1.20%	1.73%
Balanced Composite Index	-9.01%	-4.56%	6.74%	7.36%
Fund Category: Morningstar Allocation—50% to 70% Equity[2]	-8.53%	-4.28%	6.79%	7.07%
Fund Expense Ratio[3]: 0.48%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.09% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Balanced Portfolio
Performance and Fund Facts as of April 30, 2022

Statistics
Number of Holdings	15
Portfolio Turnover Rate	5% [1]
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Conservative Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack Conservative Portfolio (11/20/95)	-9.30%	-6.27%	4.41%	4.92%
S&P 500® Index	-9.65%	0.21%	13.66%	13.67%
Bloomberg US Aggregate Bond Index	-9.47%	-8.51%	1.20%	1.73%
Conservative Composite Index	-9.00%	-5.72%	4.98%	5.52%
Fund Category: Morningstar Allocation—30% to 50% Equity[2]	-8.55%	-5.53%	4.43%	4.93%
Fund Expense Ratio[3]: 0.48%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.07% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Conservative Portfolio
Performance and Fund Facts as of April 30, 2022

Statistics
Number of Holdings	14
Portfolio Turnover Rate	5% [1]
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Portfolios
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2021 and held through April 30, 2022.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1,2]	EFFECTIVE EXPENSE RATIO (ANNUALIZED)[3,4]	BEGINNING ACCOUNT VALUE AT 11/1/21	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 4/30/22	EXPENSES PAID DURING PERIOD 11/1/21-4/30/22[2,5]	EFFECTIVE EXPENSES PAID DURING PERIOD 11/1/21-4/30/22[4,5]
Schwab MarketTrack All Equity Portfolio
Actual Return	0.38%	0.50%	$1,000.00	$ 898.90	$1.79	$2.35
Hypothetical 5% Return	0.38%	0.50%	$1,000.00	$1,022.91	$1.91	$2.51
Schwab MarketTrack Growth Portfolio
Actual Return	0.39%	0.49%	$1,000.00	$ 905.50	$1.84	$2.32
Hypothetical 5% Return	0.39%	0.49%	$1,000.00	$1,022.86	$1.96	$2.46
Schwab MarketTrack Balanced Portfolio
Actual Return	0.39%	0.48%	$1,000.00	$ 906.30	$1.84	$2.27
Hypothetical 5% Return	0.39%	0.48%	$1,000.00	$1,022.86	$1.96	$2.41
Schwab MarketTrack Conservative Portfolio
Actual Return	0.41%	0.48%	$1,000.00	$ 907.00	$1.94	$2.27
Hypothetical 5% Return	0.41%	0.48%	$1,000.00	$1,022.76	$2.06	$2.41

[1]	Based on the most recent six-month expense ratio.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expenses and the expense ratio; may differ from the acquired fund fees and expenses and the expense ratios in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab MarketTrack All Equity Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$23.89	$17.73	$19.15	$18.33	$18.76	$15.90
Income (loss) from investment operations:
Net investment income (loss)[1]	0.40	0.29	0.37	0.31	0.28	0.27
Net realized and unrealized gains (losses)	(2.70)	7.21	(0.54)	1.30	(0.05)	3.33
Total from investment operations	(2.30)	7.50	(0.17)	1.61	0.23	3.60
Less distributions:
Distributions from net investment income	(0.45)	(0.21)	(0.53)	(0.36)	(0.33)	(0.30)
Distributions from net realized gains	(0.47)	(1.13)	(0.72)	(0.43)	(0.33)	(0.44)
Total distributions	(0.92)	(1.34)	(1.25)	(0.79)	(0.66)	(0.74)
Net asset value at end of period	$20.67	$23.89	$17.73	$19.15	$18.33	$18.76
Total return	(10.11%) [2]	43.90%	(1.35%)	9.58%	1.10%	23.33%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.38% [4]	0.38%	0.40%	0.40%	0.39%	0.40%
Gross operating expenses[3]	0.38% [4]	0.38%	0.40%	0.40%	0.39%	0.40%
Net investment income (loss)	3.49% [4]	1.33%	2.08%	1.72%	1.46%	1.56%
Portfolio turnover rate	4% [2]	6%	18%	6%	5%	5%
Net assets, end of period (x 1,000,000)	$765	$861	$623	$691	$660	$662

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
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See financial notes

Schwab MarketTrack All Equity Portfolio
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 64.2%
Large-Cap 49.4%
Schwab Fundamental US Large Company Index Fund	4,866,340	105,550,909
Schwab S&P 500 Index Fund	3,732,682	237,099,963
Schwab U.S. Large-Cap Growth Index Fund	496,477	35,761,219
		378,412,091
Small-Cap 14.8%
Schwab Fundamental US Small Company Index Fund	2,248,550	35,279,750
Schwab Small-Cap Index Fund	2,597,596	77,746,036
		113,025,786
		491,437,877

International Stocks 30.1%
Developed Markets 25.0%
Schwab Fundamental International Large Company Index Fund	4,870,173	46,169,238
Schwab Fundamental International Small Company Index Fund	3,057,018	38,457,282
Schwab International Index Fund	5,193,338	107,086,638
		191,713,158
Emerging Markets 5.1%
Schwab Fundamental Emerging Markets Large Company Index Fund	4,485,938	38,758,505
		230,471,663

SECURITY	NUMBER OF SHARES	VALUE ($)
Real Estate 5.2%
U.S. REITs 5.2%
Schwab U.S. REIT ETF	1,650,226	39,572,420
Total Affiliated Underlying Funds (Cost $451,849,627)		761,481,960

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Time Deposits 0.4%
BNP Paribas SA
0.13%, 05/02/22 (a)	2,716,615	2,716,615
Total Short-Term Investments (Cost $2,716,615)		2,716,615
Total Investments in Securities (Cost $454,566,242)		764,198,575

(a)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

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Schwab MarketTrack All Equity Portfolio
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/22	BALANCE OF SHARES HELD AT 4/30/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 64.2%
Large-Cap 49.4%
Schwab Fundamental US Large Company Index Fund	$116,756,387	$5,526,670	($9,460,702)	$1,422,691	($8,694,137)	$105,550,909	4,866,340	$5,526,670
Schwab S&P 500 Index Fund	272,314,653	3,432,484	(9,888,583)	5,659,633	(34,418,224)	237,099,963	3,732,682	3,432,484
Schwab U.S. Large-Cap Growth Index Fund	43,676,384	1,456,734	(1,000,000)	444,296	(8,816,195)	35,761,219	496,477	756,734
						378,412,091
Small-Cap 14.8%
Schwab Fundamental US Small Company Index Fund	38,611,103	4,295,785	—	—	(7,627,138)	35,279,750	2,248,550	4,295,785
Schwab Small-Cap Index Fund	88,250,003	14,883,912	(1,350,000)	(340,865)	(23,697,014)	77,746,036	2,597,596	7,183,912
						113,025,786
						491,437,877

International Stocks 30.1%
Developed Markets 25.0%
Schwab Fundamental International Large Company Index Fund	51,138,365	3,424,957	(3,200,000)	(73,595)	(5,120,489)	46,169,238	4,870,173	1,924,957
Schwab Fundamental International Small Company Index Fund	42,258,117	4,441,864	—	—	(8,242,699)	38,457,282	3,057,018	2,441,864
Schwab International Index Fund	118,493,690	8,924,893	(1,000,000)	(70,215)	(19,261,730)	107,086,638	5,193,338	3,924,893
						191,713,158
Emerging Markets 5.1%
Schwab Fundamental Emerging Markets Large Company Index Fund	42,507,983	5,909,360	(3,000,000)	75,483	(6,734,321)	38,758,505	4,485,938	1,909,360
						230,471,663

Real Estate 5.2%
U.S. REITs 5.2%
Schwab U.S. REIT ETF	43,312,349	—	(3,048,106)	426,413	(1,118,236)	39,572,420	1,650,226	355,679
Total Affiliated Underlying Funds	$857,319,034	$52,296,659	($31,947,391)	$7,543,841	($123,730,183)	$761,481,960		$31,752,338

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$761,481,960	$—	$—	$761,481,960
Short-Term Investments[1]	—	2,716,615	—	2,716,615
Total	$761,481,960	$2,716,615	$—	$764,198,575

[1]	As categorized in the Portfolio Holdings.
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Schwab MarketTrack Portfolios  |  Semiannual Report
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Schwab MarketTrack All Equity Portfolio
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
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See financial notes

Schwab MarketTrack All Equity Portfolio
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $451,849,627)		$761,481,960
Investments in securities, at value - unaffiliated (cost $2,716,615)		2,716,615
Receivables:
Investments sold		1,652,039
Fund shares sold		487,136
Interest		20
Prepaid expenses	+	23,735
Total assets		766,361,505
Liabilities
Payables:
Investments bought		700,002
Fund shares redeemed		395,893
Shareholder service fees		165,313
Investment adviser and administrator fees		89,480
Independent trustees’ fees		410
Accrued expenses	+	49,546
Total liabilities		1,400,644
Net assets		$764,960,861
Net Assets by Source
Capital received from investors		$444,169,826
Total distributable earnings	+	320,791,035
Net assets		$764,960,861

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$764,960,861		37,002,759		$20.67

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Schwab MarketTrack All Equity Portfolio
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - affiliated		$16,135,535
Interest received from securities - unaffiliated	+	734
Total investment income		16,136,269
Expenses
Shareholder service fees		989,993
Investment adviser and administrator fees		542,094
Registration fees		17,400
Portfolio accounting fees		14,879
Shareholder reports		14,752
Professional fees		10,899
Independent trustees’ fees		4,806
Transfer agent fees		1,974
Custodian fees		875
Other expenses	+	4,619
Total expenses		1,602,291
Expense reduction	–	1,974
Net expenses	–	1,600,317
Net investment income		14,535,952
REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated		15,616,803
Net realized gains on sales of securities - affiliated	+	7,543,841
Net realized gains		23,160,644
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	(123,730,183)
Net realized and unrealized losses		(100,569,539)
Decrease in net assets resulting from operations		($86,033,587)
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Schwab MarketTrack All Equity Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$14,535,952	$10,545,614
Net realized gains		23,160,644	16,951,292
Net change in unrealized appreciation (depreciation)	+	(123,730,183)	241,141,234
Increase (decrease) in net assets resulting from operations		($86,033,587)	$268,638,140
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($32,780,380)	($46,815,289)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,747,298	$39,715,693	3,230,265	$70,646,900
Shares reinvested		1,243,501	29,160,110	2,118,421	41,923,540
Shares redeemed	+	(2,042,416)	(46,368,188)	(4,430,219)	(96,220,989)
Net transactions in fund shares		948,383	$22,507,615	918,467	$16,349,451
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		36,054,376	$861,267,213	35,135,909	$623,094,911
Total increase (decrease)	+	948,383	(96,306,352)	918,467	238,172,302
End of period		37,002,759	$764,960,861	36,054,376	$861,267,213
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Schwab MarketTrack Growth Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$27.84	$22.42	$23.54	$22.67	$23.47	$20.54
Income (loss) from investment operations:
Net investment income (loss)[1]	0.38	0.35	0.43	0.41	0.37	0.34
Net realized and unrealized gains (losses)	(2.86)	7.03	(0.20)	1.62	(0.04)	3.37
Total from investment operations	(2.48)	7.38	0.23	2.03	0.33	3.71
Less distributions:
Distributions from net investment income	(0.44)	(0.39)	(0.47)	(0.45)	(0.40)	(0.36)
Distributions from net realized gains	(0.92)	(1.57)	(0.88)	(0.71)	(0.73)	(0.42)
Total distributions	(1.36)	(1.96)	(1.35)	(1.16)	(1.13)	(0.78)
Net asset value at end of period	$24.00	$27.84	$22.42	$23.54	$22.67	$23.47
Total return	(9.45%) [2]	34.32%	0.74%	9.86%	1.28%	18.52%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.39% [4]	0.39%	0.39%	0.40%	0.39%	0.40%
Gross operating expenses[3]	0.39% [4]	0.39%	0.40%	0.40%	0.39%	0.40%
Net investment income (loss)	2.91% [4]	1.33%	1.92%	1.82%	1.59%	1.57%
Portfolio turnover rate	4% [2]	8%	19%	7%	7%	20% [5]
Net assets, end of period (x 1,000,000)	$871	$982	$748	$817	$783	$804

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, the portfolio turnover rate would have been 6% without including these transactions. There were no transaction costs associated with these transactions.
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Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack Growth Portfolio
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 99.1% OF NET ASSETS

U.S. Stocks 55.4%
Large-Cap 42.9%
Schwab Fundamental US Large Company Index Fund	4,911,250	106,525,009
Schwab S&P 500 Index Fund	3,787,233	240,565,015
Schwab U.S. Large-Cap Growth Index Fund	370,390	26,679,190
		373,769,214
Small-Cap 12.5%
Schwab Fundamental US Small Company Index Fund	2,105,650	33,037,645
Schwab Small-Cap Index Fund	2,533,689	75,833,311
		108,870,956
		482,640,170

International Stocks 19.9%
Developed Markets 16.6%
Schwab Fundamental International Large Company Index Fund	3,711,298	35,183,105
Schwab Fundamental International Small Company Index Fund	2,322,924	29,222,380
Schwab International Index Fund	3,902,932	80,478,448
		144,883,933
Emerging Markets 3.3%
Schwab Fundamental Emerging Markets Large Company Index Fund	3,297,615	28,491,397
		173,375,330

Real Estate 4.3%
U.S. REITs 4.3%
Schwab U.S. REIT ETF	1,548,822	37,140,751

SECURITY	NUMBER OF SHARES	VALUE ($)
Fixed Income 16.4%
Intermediate-Term Bond 16.4%
Schwab U.S. Aggregate Bond Index Fund	15,296,162	143,019,115

Money Market Funds 3.1%
Schwab Variable Share Price Money Fund, Ultra Shares 0.27% (a)	26,573,609	26,573,609
Total Affiliated Underlying Funds (Cost $542,700,909)		862,748,975

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.1% OF NET ASSETS

Time Deposits 1.1%
Barclays Capital, Inc.
0.13%, 05/02/22 (b)	936,434	936,434
BNP Paribas SA
0.13%, 05/02/22 (b)	8,916,806	8,916,806
Total Short-Term Investments (Cost $9,853,240)		9,853,240
Total Investments in Securities (Cost $552,554,149)		872,602,215

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

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Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack Growth Portfolio
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/22	BALANCE OF SHARES HELD AT 4/30/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.1% OF NET ASSETS

U.S. Stocks 55.4%
Large-Cap 42.9%
Schwab Fundamental US Large Company Index Fund	$118,042,501	$5,587,548	($9,748,942)	$1,434,270	($8,790,368)	$106,525,009	4,911,250	$5,587,548
Schwab S&P 500 Index Fund	277,499,962	4,773,756	(12,631,584)	7,724,584	(36,801,703)	240,565,015	3,787,233	3,528,504
Schwab U.S. Large-Cap Growth Index Fund	33,120,533	587,210	(663,202)	36,507	(6,401,858)	26,679,190	370,390	587,210
						373,769,214
Small-Cap 12.5%
Schwab Fundamental US Small Company Index Fund	37,581,408	4,181,223	(1,361,793)	(63,031)	(7,300,162)	33,037,645	2,105,650	4,181,223
Schwab Small-Cap Index Fund	87,328,739	12,052,100	—	—	(23,547,528)	75,833,311	2,533,689	7,052,100
						108,870,956
						482,640,170

International Stocks 19.9%
Developed Markets 16.6%
Schwab Fundamental International Large Company Index Fund	39,004,287	2,670,371	(2,511,821)	(24,483)	(3,955,249)	35,183,105	3,711,298	1,470,371
Schwab Fundamental International Small Company Index Fund	32,131,665	3,355,489	—	—	(6,264,774)	29,222,380	2,322,924	1,855,489
Schwab International Index Fund	89,825,363	6,521,946	(1,200,000)	(68,786)	(14,600,075)	80,478,448	3,902,932	3,021,946
						144,883,933
Emerging Markets 3.3%
Schwab Fundamental Emerging Markets Large Company Index Fund	33,053,688	2,449,004	(1,900,000)	66,722	(5,178,017)	28,491,397	3,297,615	1,449,004
						173,375,330

Real Estate 4.3%
U.S. REITs 4.3%
Schwab U.S. REIT ETF	40,246,572	—	(2,550,002)	447,972	(1,003,791)	37,140,751	1,548,822	329,764

Fixed Income 16.4%
Intermediate-Term Bond 16.4%
Schwab U.S. Aggregate Bond Index Fund	155,413,117	9,242,412	(5,260,231)	(264,114)	(16,112,069)	143,019,115	15,296,162	1,583,413

Money Market Funds 3.1%
Schwab Variable Share Price Money Fund, Ultra Shares	24,572,691	2,008,288	—	—	(7,370)	26,573,609	26,573,609	10,452
Total Affiliated Underlying Funds	$967,820,526	$53,429,347	($37,827,575)	$9,289,641	($129,962,964)	$862,748,975		$30,657,024

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
24
Schwab MarketTrack Portfolios  |  Semiannual Report
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Schwab MarketTrack Growth Portfolio
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$862,748,975	$—	$—	$862,748,975
Short-Term Investments[1]	—	9,853,240	—	9,853,240
Total	$862,748,975	$9,853,240	$—	$872,602,215

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
25
Schwab MarketTrack Portfolios  |  Semiannual Report
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Schwab MarketTrack Growth Portfolio
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $542,700,909)		$862,748,975
Investments in securities, at value - unaffiliated (cost $9,853,240)		9,853,240
Receivables:
Fund shares sold		613,149
Dividends		284,183
Prepaid expenses	+	17,175
Total assets		873,516,722
Liabilities
Payables:
Investments bought		1,527,720
Fund shares redeemed		468,719
Shareholder service fees		189,128
Investment adviser and administrator fees		100,992
Independent trustees’ fees		438
Accrued expenses	+	51,219
Total liabilities		2,338,216
Net assets		$871,178,506
Net Assets by Source
Capital received from investors		$530,187,972
Total distributable earnings	+	340,990,534
Net assets		$871,178,506

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$871,178,506		36,303,337		$24.00

26
Schwab MarketTrack Portfolios  |  Semiannual Report
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Schwab MarketTrack Growth Portfolio
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - affiliated		$15,631,727
Interest received from securities - unaffiliated	+	2,108
Total investment income		15,633,835
Expenses
Shareholder service fees		1,144,576
Investment adviser and administrator fees		617,129
Registration fees		20,829
Portfolio accounting fees		15,512
Shareholder reports		14,197
Professional fees		11,067
Independent trustees’ fees		4,983
Transfer agent fees		1,567
Custodian fees		890
Other expenses	+	5,117
Total expenses		1,835,867
Expense reduction	–	1,567
Net expenses	–	1,834,300
Net investment income		13,799,535
REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated		15,025,297
Net realized gains on sales of securities - affiliated	+	9,289,641
Net realized gains		24,314,938
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	(129,962,964)
Net realized and unrealized losses		(105,648,026)
Decrease in net assets resulting from operations		($91,848,491)
27
Schwab MarketTrack Portfolios  |  Semiannual Report
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Schwab MarketTrack Growth Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$13,799,535	$12,181,853
Net realized gains		24,314,938	32,571,642
Net change in unrealized appreciation (depreciation)	+	(129,962,964)	209,004,001
Increase (decrease) in net assets resulting from operations		($91,848,491)	$253,757,496
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($47,953,508)	($64,608,050)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,737,954	$45,946,371	3,644,847	$94,749,475
Shares reinvested		1,629,745	43,937,930	2,487,105	59,466,671
Shares redeemed	+	(2,339,941)	(61,149,678)	(4,239,705)	(109,611,696)
Net transactions in fund shares		1,027,758	$28,734,623	1,892,247	$44,604,450
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		35,275,579	$982,245,882	33,383,332	$748,491,986
Total increase (decrease)	+	1,027,758	(111,067,376)	1,892,247	233,753,896
End of period		36,303,337	$871,178,506	35,275,579	$982,245,882
28
Schwab MarketTrack Portfolios  |  Semiannual Report
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Schwab MarketTrack Balanced Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$21.53	$18.38	$18.75	$18.24	$19.12	$17.35
Income (loss) from investment operations:
Net investment income (loss)[1]	0.26	0.28	0.35	0.36	0.34	0.30
Net realized and unrealized gains (losses)	(2.17)	4.11	0.10	1.32	(0.24)	2.02
Total from investment operations	(1.91)	4.39	0.45	1.68	0.10	2.32
Less distributions:
Distributions from net investment income	(0.33)	(0.32)	(0.39)	(0.39)	(0.33)	(0.30)
Distributions from net realized gains	(0.71)	(0.92)	(0.43)	(0.78)	(0.65)	(0.25)
Total distributions	(1.04)	(1.24)	(0.82)	(1.17)	(0.98)	(0.55)
Net asset value at end of period	$18.58	$21.53	$18.38	$18.75	$18.24	$19.12
Total return	(9.37%) [2]	24.66%	2.37%	10.14%	0.44%	13.71%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.39% [4]	0.39%	0.40%	0.40%	0.40%	0.40%
Gross operating expenses[3]	0.39% [4]	0.39%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	2.58% [4]	1.39%	1.91%	1.99%	1.79%	1.67%
Portfolio turnover rate	5% [2]	10%	22%	11%	8%	46% [5]
Net assets, end of period (x 1,000,000)	$584	$655	$518	$545	$515	$551

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, the portfolio turnover rate would have been 10% without including these transactions. There were no transaction costs associated with these transactions.
29
Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 99.0% OF NET ASSETS

U.S. Stocks 41.4%
Large-Cap 32.7%
Schwab Fundamental US Large Company Index Fund	2,451,586	53,174,902
Schwab S&P 500 Index Fund	1,908,482	121,226,769
Schwab U.S. Large-Cap Growth Index Fund	226,476	16,313,068
		190,714,739
Small-Cap 8.7%
Schwab Fundamental US Small Company Index Fund	993,732	15,591,648
Schwab Small-Cap Index Fund	1,186,190	35,502,671
		51,094,319
		241,809,058

International Stocks 14.9%
Developed Markets 12.5%
Schwab Fundamental International Large Company Index Fund	1,880,588	17,827,972
Schwab Fundamental International Small Company Index Fund	1,171,603	14,738,761
Schwab International Index Fund	1,958,678	40,387,937
		72,954,670
Emerging Markets 2.4%
Schwab Fundamental Emerging Markets Large Company Index Fund	1,616,040	13,962,590
		86,917,260

Real Estate 3.1%
U.S. REITs 3.1%
Schwab U.S. REIT ETF	754,496	18,092,814

SECURITY	NUMBER OF SHARES	VALUE ($)
Fixed Income 36.6%
Intermediate-Term Bond 35.6%
Schwab U.S. Aggregate Bond Index Fund	22,259,561	208,126,894
Short-Term Bond 1.0%
Schwab Short-Term Bond Index Fund	612,532	5,904,810
		214,031,704

Money Market Funds 3.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.27% (a)	17,771,661	17,771,661
Total Affiliated Underlying Funds (Cost $427,011,830)		578,622,497

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.1% OF NET ASSETS

Time Deposits 1.1%
Australia & New Zealand Banking Group Ltd.
0.13%, 05/02/22 (b)	314,413	314,413
Barclays Capital, Inc.
0.13%, 05/02/22 (b)	5,952,245	5,952,245
Total Short-Term Investments (Cost $6,266,658)		6,266,658
Total Investments in Securities (Cost $433,278,488)		584,889,155

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

30
Schwab MarketTrack Portfolios  |  Semiannual Report
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Schwab MarketTrack Balanced Portfolio
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/22	BALANCE OF SHARES HELD AT 4/30/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.0% OF NET ASSETS

U.S. Stocks 41.4%
Large-Cap 32.7%
Schwab Fundamental US Large Company Index Fund	$59,085,860	$2,796,831	($5,059,596)	$826,686	($4,474,879)	$53,174,902	2,451,586	$2,796,831
Schwab S&P 500 Index Fund	139,218,494	5,676,533	(9,265,702)	4,757,080	(19,159,636)	121,226,769	1,908,482	1,776,532
Schwab U.S. Large-Cap Growth Index Fund	19,858,952	352,089	—	—	(3,897,973)	16,313,068	226,476	352,089
						190,714,739
Small-Cap 8.7%
Schwab Fundamental US Small Company Index Fund	18,219,135	2,027,021	(1,082,831)	(72,954)	(3,498,723)	15,591,648	993,732	2,027,021
Schwab Small-Cap Index Fund	40,657,077	6,344,428	(499,999)	(121,460)	(10,877,375)	35,502,671	1,186,190	3,244,429
						51,094,319
						241,809,058

International Stocks 14.9%
Developed Markets 12.5%
Schwab Fundamental International Large Company Index Fund	20,061,722	1,199,176	(1,423,925)	(32,728)	(1,976,273)	17,827,972	1,880,588	749,176
Schwab Fundamental International Small Company Index Fund	15,945,045	1,935,844	—	—	(3,142,128)	14,738,761	1,171,603	935,845
Schwab International Index Fund	45,041,593	3,730,378	(1,053,205)	(5,102)	(7,325,727)	40,387,937	1,958,678	1,530,377
						72,954,670
Emerging Markets 2.4%
Schwab Fundamental Emerging Markets Large Company Index Fund	15,913,718	1,220,574	(637,444)	8,320	(2,542,578)	13,962,590	1,616,040	720,574
						86,917,260

Real Estate 3.1%
U.S. REITs 3.1%
Schwab U.S. REIT ETF	20,281,510	462,101	(2,448,578)	363,204	(565,423)	18,092,814	754,496	166,387

Fixed Income 36.6%
Intermediate-Term Bond 35.6%
Schwab U.S. Aggregate Bond Index Fund	228,337,823	14,324,679	(10,419,647)	(659,632)	(23,456,329)	208,126,894	22,259,561	2,330,027
Short-Term Bond 1.0%
Schwab Short-Term Bond Index Fund	6,193,020	47,785	—	—	(335,995)	5,904,810	612,532	47,727
						214,031,704

Money Market Funds 3.0%
Schwab Variable Share Price Money Fund, Ultra Shares	16,771,034	1,005,657	—	—	(5,030)	17,771,661	17,771,661	7,122
Total Affiliated Underlying Funds	$645,584,983	$41,123,096	($31,890,927)	$5,063,414	($81,258,069)	$578,622,497		$16,684,137

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
31
Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$578,622,497	$—	$—	$578,622,497
Short-Term Investments[1]	—	6,266,658	—	6,266,658
Total	$578,622,497	$6,266,658	$—	$584,889,155

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
32
Schwab MarketTrack Portfolios  |  Semiannual Report
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Schwab MarketTrack Balanced Portfolio
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $427,011,830)		$578,622,497
Investments in securities, at value - unaffiliated (cost $6,266,658)		6,266,658
Receivables:
Investments sold		1,500,000
Dividends		420,647
Fund shares sold		288,214
Interest		45
Prepaid expenses	+	15,653
Total assets		587,113,714
Liabilities
Payables:
Investments bought		2,420,152
Fund shares redeemed		277,776
Shareholder service fees		125,850
Investment adviser and administrator fees		67,233
Independent trustees’ fees		387
Accrued expenses	+	38,118
Total liabilities		2,929,516
Net assets		$584,184,198
Net Assets by Source
Capital received from investors		$424,569,464
Total distributable earnings	+	159,614,734
Net assets		$584,184,198

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$584,184,198		31,437,842		$18.58

33
Schwab MarketTrack Portfolios  |  Semiannual Report
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Schwab MarketTrack Balanced Portfolio
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - affiliated		$9,407,488
Interest received from securities - unaffiliated	+	1,361
Total investment income		9,408,849
Expenses
Shareholder service fees		769,455
Investment adviser and administrator fees		412,050
Registration fees		18,734
Portfolio accounting fees		13,824
Professional fees		10,632
Shareholder reports		8,241
Independent trustees’ fees		4,523
Transfer agent fees		1,137
Custodian fees		809
Other expenses	+	3,799
Total expenses		1,243,204
Expense reduction	–	1,137
Net expenses	–	1,242,067
Net investment income		8,166,782
REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated		7,276,649
Net realized gains on sales of securities - affiliated	+	5,063,414
Net realized gains		12,340,063
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	(81,258,069)
Net realized and unrealized losses		(68,918,006)
Decrease in net assets resulting from operations		($60,751,224)
34
Schwab MarketTrack Portfolios  |  Semiannual Report
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Schwab MarketTrack Balanced Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$8,166,782	$8,512,714
Net realized gains		12,340,063	21,530,054
Net change in unrealized appreciation (depreciation)	+	(81,258,069)	97,820,924
Increase (decrease) in net assets resulting from operations		($60,751,224)	$127,863,692
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($31,823,550)	($34,781,810)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,973,292	$40,242,962	4,679,194	$95,523,630
Shares reinvested		1,384,745	28,747,318	1,640,068	31,604,119
Shares redeemed	+	(2,336,215)	(47,107,351)	(4,058,104)	(82,952,722)
Net transactions in fund shares		1,021,822	$21,882,929	2,261,158	$44,175,027
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		30,416,020	$654,876,043	28,154,862	$517,619,134
Total increase (decrease)	+	1,021,822	(70,691,845)	2,261,158	137,256,909
End of period		31,437,842	$584,184,198	30,416,020	$654,876,043
35
Schwab MarketTrack Portfolios  |  Semiannual Report
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Schwab MarketTrack Conservative Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$18.47	$16.50	$16.43	$15.63	$16.27	$15.31
Income (loss) from investment operations:
Net investment income (loss)[1]	0.20	0.26	0.30	0.35	0.31	0.27
Net realized and unrealized gains (losses)	(1.83)	2.27	0.27	1.18	(0.38)	1.09
Total from investment operations	(1.63)	2.53	0.57	1.53	(0.07)	1.36
Less distributions:
Distributions from net investment income	(0.22)	(0.27)	(0.31)	(0.36)	(0.32)	(0.28)
Distributions from net realized gains	(0.59)	(0.29)	(0.19)	(0.37)	(0.25)	(0.12)
Total distributions	(0.81)	(0.56)	(0.50)	(0.73)	(0.57)	(0.40)
Net asset value at end of period	$16.03	$18.47	$16.50	$16.43	$15.63	$16.27
Total return	(9.30%) [2]	15.50%	3.57%	10.31%	(0.49%)	9.07%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.41% [4]	0.41%	0.42%	0.43%	0.41%	0.42%
Gross operating expenses[3]	0.41% [4]	0.41%	0.42%	0.43%	0.41%	0.42%
Net investment income (loss)	2.26% [4]	1.45%	1.84%	2.19%	1.93%	1.71%
Portfolio turnover rate	5% [2]	13%	35%	26%	9%	74% [5]
Net assets, end of period (x 1,000,000)	$288	$335	$279	$263	$239	$251

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, the portfolio turnover rate would have been 23% without including these transactions. There were no transaction costs associated with these transactions.
36
Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 27.4%
Large-Cap 21.6%
Schwab Fundamental US Large Company Index Fund	797,177	17,290,778
Schwab S&P 500 Index Fund	623,249	39,588,797
Schwab U.S. Large-Cap Growth Index Fund	74,234	5,347,071
		62,226,646
Small-Cap 5.8%
Schwab Fundamental US Small Company Index Fund	326,138	5,117,102
Schwab Small-Cap Index Fund	386,724	11,574,659
		16,691,761
		78,918,407

International Stocks 10.0%
Developed Markets 8.3%
Schwab Fundamental International Large Company Index Fund	608,839	5,771,790
Schwab Fundamental International Small Company Index Fund	380,083	4,781,447
Schwab International Index Fund	650,261	13,408,389
		23,961,626
Emerging Markets 1.7%
Schwab Fundamental Emerging Markets Large Company Index Fund	546,804	4,724,388
		28,686,014

Real Estate 2.0%
U.S. REITs 2.0%
Schwab U.S. REIT ETF	245,462	5,886,179

SECURITY	NUMBER OF SHARES	VALUE ($)
Fixed Income 56.7%
Intermediate-Term Bond 55.6%
Schwab U.S. Aggregate Bond Index Fund	17,136,750	160,228,610
Short-Term Bond 1.1%
Schwab Short-Term Bond Index Fund	314,713	3,033,829
		163,262,439

Money Market Funds 3.2%
Schwab Variable Share Price Money Fund, Ultra Shares 0.27% (a)	9,221,177	9,221,176
Total Affiliated Underlying Funds (Cost $243,242,216)		285,974,215

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.9% OF NET ASSETS

Time Deposits 0.9%
BNP Paribas SA
0.13%, 05/02/22 (b)	2,690,021	2,690,021
Total Short-Term Investments (Cost $2,690,021)		2,690,021
Total Investments in Securities (Cost $245,932,237)		288,664,236

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

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Schwab MarketTrack Conservative Portfolio
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/22	BALANCE OF SHARES HELD AT 4/30/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 27.4%
Large-Cap 21.6%
Schwab Fundamental US Large Company Index Fund	$20,049,297	$949,036	($2,491,286)	$442,385	($1,658,654)	$17,290,778	797,177	$949,036
Schwab S&P 500 Index Fund	47,404,594	2,605,949	(5,698,674)	2,817,927	(7,540,999)	39,588,797	623,249	605,949
Schwab U.S. Large-Cap Growth Index Fund	6,958,268	673,366	(1,016,802)	199,467	(1,467,228)	5,347,071	74,234	123,367
						62,226,646
Small-Cap 5.8%
Schwab Fundamental US Small Company Index Fund	5,916,724	658,281	(300,000)	(30,356)	(1,127,547)	5,117,102	326,138	658,281
Schwab Small-Cap Index Fund	14,217,551	2,484,558	(1,368,308)	(164,853)	(3,594,289)	11,574,659	386,724	1,134,557
						16,691,761
						78,918,407

International Stocks 10.0%
Developed Markets 8.3%
Schwab Fundamental International Large Company Index Fund	6,690,648	472,771	(740,503)	(9,831)	(641,295)	5,771,790	608,839	252,770
Schwab Fundamental International Small Company Index Fund	5,744,117	315,889	(200,000)	(38,462)	(1,040,097)	4,781,447	380,083	315,889
Schwab International Index Fund	15,566,944	916,715	(604,208)	(32,578)	(2,438,484)	13,408,389	650,261	516,716
						23,961,626
Emerging Markets 1.7%
Schwab Fundamental Emerging Markets Large Company Index Fund	5,328,747	495,076	(250,000)	7,921	(857,356)	4,724,388	546,804	245,076
						28,686,014

Real Estate 2.0%
U.S. REITs 2.0%
Schwab U.S. REIT ETF	6,912,401	—	(936,708)	129,974	(219,488)	5,886,179	245,462	56,203

Fixed Income 56.7%
Intermediate-Term Bond 55.6%
Schwab U.S. Aggregate Bond Index Fund	183,900,598	7,737,006	(12,514,243)	(755,260)	(18,139,491)	160,228,610	17,136,750	1,845,613
Short-Term Bond 1.1%
Schwab Short-Term Bond Index Fund	3,181,909	24,551	—	—	(172,631)	3,033,829	314,713	24,521
						163,262,439

Money Market Funds 3.2%
Schwab Variable Share Price Money Fund, Ultra Shares	9,220,832	3,110	—	—	(2,766)	9,221,176	9,221,177	3,900
Total Affiliated Underlying Funds	$331,092,630	$17,336,308	($26,120,732)	$2,566,334	($38,900,325)	$285,974,215		$6,731,878

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
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Schwab MarketTrack Conservative Portfolio
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$285,974,215	$—	$—	$285,974,215
Short-Term Investments[1]	—	2,690,021	—	2,690,021
Total	$285,974,215	$2,690,021	$—	$288,664,236

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
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Schwab MarketTrack Conservative Portfolio
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $243,242,216)		$285,974,215
Investments in securities, at value - unaffiliated (cost $2,690,021)		2,690,021
Receivables:
Investments sold		700,002
Dividends		321,826
Fund shares sold		252,904
Prepaid expenses	+	21,162
Total assets		289,960,130
Liabilities
Payables:
Investments bought		1,321,814
Fund shares redeemed		470,366
Shareholder service fees		62,167
Investment adviser and administrator fees		32,966
Independent trustees’ fees		337
Accrued expenses	+	31,702
Total liabilities		1,919,352
Net assets		$288,040,778
Net Assets by Source
Capital received from investors		$243,377,008
Total distributable earnings	+	44,663,770
Net assets		$288,040,778

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$288,040,778		17,968,574		$16.03

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Schwab MarketTrack Conservative Portfolio
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - affiliated		$4,254,585
Interest received from securities - unaffiliated	+	516
Total investment income		4,255,101
Expenses
Shareholder service fees		389,915
Investment adviser and administrator fees		207,469
Registration fees		21,518
Portfolio accounting fees		12,147
Professional fees		10,190
Shareholder reports		4,301
Independent trustees’ fees		4,068
Custodian fees		808
Transfer agent fees		722
Other expenses	+	2,814
Total expenses		653,952
Expense reduction	–	722
Net expenses	–	653,230
Net investment income		3,601,871
REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated		2,477,293
Net realized gains on sales of securities - affiliated	+	2,566,334
Net realized gains		5,043,627
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	(38,900,325)
Net realized and unrealized losses		(33,856,698)
Decrease in net assets resulting from operations		($30,254,827)
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Schwab MarketTrack Conservative Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$3,601,871	$4,473,107
Net realized gains		5,043,627	10,926,449
Net change in unrealized appreciation (depreciation)	+	(38,900,325)	27,412,068
Increase (decrease) in net assets resulting from operations		($30,254,827)	$42,811,624
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($14,484,738)	($9,242,129)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,652,106	$29,105,347	4,868,387	$87,446,661
Shares reinvested		697,194	12,416,044	450,769	7,876,623
Shares redeemed	+	(2,519,638)	(43,850,854)	(4,084,996)	(72,665,622)
Net transactions in fund shares		(170,338)	($2,329,463)	1,234,160	$22,657,662
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		18,138,912	$335,109,806	16,904,752	$278,882,649
Total increase (decrease)	+	(170,338)	(47,069,028)	1,234,160	56,227,157
End of period		17,968,574	$288,040,778	18,138,912	$335,109,806
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Schwab MarketTrack Portfolios
Financial Notes, unaudited

1. Business Structure of the Funds:
Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio, and Schwab MarketTrack Conservative Portfolio (the funds) are each a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab MarketTrack All Equity Portfolio	Schwab Target 2045 Fund
Schwab MarketTrack Growth Portfolio	Schwab Target 2050 Fund
Schwab MarketTrack Balanced Portfolio	Schwab Target 2055 Fund
Schwab MarketTrack Conservative Portfolio	Schwab Target 2060 Fund
Schwab S&P 500 Index Fund	Schwab Target 2065 Fund
Schwab Small-Cap Index Fund®	Schwab Fundamental US Large Company Index Fund
Schwab Total Stock Market Index Fund®	Schwab Fundamental US Small Company Index Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Fundamental International Large Company Index Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Fundamental International Small Company Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab International Index Fund®	Schwab Fundamental Global Real Estate Index Fund
Schwab International Opportunities Fund	Schwab Target 2010 Index Fund
Schwab Balanced Fund	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Health Care Fund	Schwab Target 2040 Index Fund
Schwab International Core Equity Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab Target 2065 Index Fund
Schwab Target 2030 Fund	Schwab Monthly Income Fund - Moderate Payout
Schwab Target 2035 Fund	Schwab Monthly Income Fund - Enhanced Payout
Schwab Target 2040 Fund	Schwab Monthly Income Fund - Maximum Payout
The Schwab MarketTrack Portfolios are primarily “funds of funds.” Each of the funds seeks to achieve its investment objective by investing mainly in a combination of other Schwab Funds (underlying funds) in accordance with its target portfolio allocation. The funds may also invest directly in equity or fixed-income securities, other mutual funds, exchange-traded funds (ETFs) and cash equivalents, including money market securities, to achieve their investment objectives.
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
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Schwab MarketTrack Portfolios
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
•   Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of
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Schwab MarketTrack Portfolios
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2022 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. Each fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year, except for the Schwab MarketTrack Conservative Portfolio, which makes distributions from net investment income at the end of each calendar quarter. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
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Schwab MarketTrack Portfolios
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments may cause the funds to underperform other funds with a similar investment objective. The funds are not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the funds are appropriate investments in light of their current financial position and retirement needs.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of a fund. However, the investment adviser is a fiduciary to each fund and is legally obligated to act in each fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Exchange-Traded Fund (ETF) Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The funds may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain their allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Underlying Fund Investment Risk. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest, which include any combination of the risks described below.
•   Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index. Errors relating to an index may occur from time to time and may not be identified by the underlying fund’s index provider for a period of time. In addition, market disruptions could cause delays in an underlying fund’s index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for an underlying fund.
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Schwab MarketTrack Portfolios
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   Tracking Error Risk. Each underlying index fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of an underlying fund and its index, positive or negative, is called "tracking error." Tracking error can be caused by many factors and it may be significant. If an underlying fund utilizes a sampling approach, it may not track the return of the index as well as it would if the underlying fund purchased all of the securities in the index.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
•   Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
•   Real Estate Investment Risk. An underlying fund that has a policy of concentrating its investments in real estate companies and companies related to the real estate industry is subject to risks associated with the direct ownership of real estate securities. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
•   Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when a fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
•   Concentration Risk. To the extent that an underlying fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
•   Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
•   Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
•   Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right, but not the obligation, to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as leverage risk, liquidity risk and market risk are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gains. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility, and could cause the underlying fund to lose more than the initial amount invested. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
•   Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee of 0.13%, payable monthly, based on a percentage of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser, (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
Although these agreements specify certain fees for these services, the investment adviser and its affiliates have agreed with the funds, for so long as the investment adviser serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses as a percentage of average daily net assets as follows:
SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO	SCHWAB MARKETTRACK BALANCED PORTFOLIO	SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
0.50%	0.50%	0.50%	0.50%
The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by each fund through its investments in the underlying funds.
Investments in Affiliates
The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of April 30, 2022, each Schwab MarketTrack Portfolio’s ownership percentages of other related funds’ shares are:
UNDERLYING FUNDS	SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO	SCHWAB MARKETTRACK BALANCED PORTFOLIO	SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
Schwab Fundamental Emerging Markets Large Company Index Fund	5.6%	4.1%	2.0%	0.7%
Schwab Fundamental International Large Company Index Fund	3.1%	2.4%	1.2%	0.4%
Schwab Fundamental International Small Company Index Fund	6.4%	4.9%	2.5%	0.8%
Schwab Fundamental US Large Company Index Fund	1.5%	1.6%	0.8%	0.3%
Schwab Fundamental US Small Company Index Fund	2.0%	1.9%	0.9%	0.3%
Schwab International Index Fund	1.3%	1.0%	0.5%	0.2%
Schwab S&P 500 Index Fund	0.4%	0.4%	0.2%	0.1%
Schwab Short-Term Bond Index Fund	—%	—%	0.3%	0.2%
Schwab Small-Cap Index Fund	1.4%	1.4%	0.6%	0.2%
Schwab U.S. Aggregate Bond Index Fund	—%	3.0%	4.3%	3.3%
Schwab U.S. Large-Cap Growth Index Fund	4.2%	3.2%	1.9%	0.6%
Schwab U.S. REIT ETF	0.6%	0.6%	0.3%	0.1%
Schwab Variable Share Price Money Fund, Ultra Shares	—%	1.2%	0.8%	0.4%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to the Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
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Financial Notes, unaudited (continued)

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but they did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), maturing on September 29, 2022. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 29, 2022. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended April 30, 2022, purchases and sales of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab MarketTrack All Equity Portfolio	$52,296,659	$31,947,391
Schwab MarketTrack Growth Portfolio	53,429,347	37,827,575
Schwab MarketTrack Balanced Portfolio	41,123,096	31,890,927
Schwab MarketTrack Conservative Portfolio	17,336,308	26,120,732

8. Federal Income Taxes:
As of April 30, 2022, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab MarketTrack All Equity Portfolio	$466,465,357	$297,733,218	$-	$297,733,218
Schwab MarketTrack Growth Portfolio	554,329,924	331,279,692	(13,007,401)	318,272,291
Schwab MarketTrack Balanced Portfolio	437,949,961	165,610,235	(18,671,041)	146,939,194
Schwab MarketTrack Conservative Portfolio	249,466,956	52,615,506	(13,418,226)	39,197,280
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Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2022. The tax-basis components of distributions paid during the year ended October 31, 2021 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab MarketTrack All Equity Portfolio	$7,460,784	$39,354,505
Schwab MarketTrack Growth Portfolio	12,895,152	51,712,898
Schwab MarketTrack Balanced Portfolio	9,583,547	25,198,263
Schwab MarketTrack Conservative Portfolio	5,222,343	4,019,786
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of October 31, 2021, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended October 31, 2021, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 103 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	103	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	103	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	103	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	103	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired.	103	Director (2008 – present), KLA-Tencor Corporation
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	103	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	103	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director and Chief Executive Officer (Oct. 2008 – present) and President (Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director (May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present), Chief Executive Officer (Aug. 2017 – present), and President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.	103	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Managing Director (Jan. 2022 – present), Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (Feb. 2018 – Apr. 2022), The Charles Schwab Corporation; Managing Director (May 2022 – present) and Senior Executive Vice President (July 2015 – May 2022), Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – Apr. 2020), Charles Schwab Bank, SSB; Director (Nov. 2017 – Apr. 2020), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present) and Chief Financial Officer (Feb. 2016 – Aug. 2017), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	103	None

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Director (Mar. 2019 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Managing Director (May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Director (July 2020 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Chief Executive Officer (Jan. 2022 – present) and Chief Investment Officer (Apr. 2011 – present), Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

All Equity Composite Index  A custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective July 1, 2020, the index is composed of 31.33% S&P 500 Index, 5.0% Russell 1000 Growth Index, 13.5% Russell RAFI US Large Company Index, 10.33% Russell 2000 Index, 4.5% Russell RAFI US Small Company Index, 13.83% MSCI EAFE Index (Net), 6.0% Russell RAFI Developed ex US Large Company Index (Net), 5.0% Russell RAFI Developed ex US Small Company Index (Net), 5.0% Russell RAFI Emerging Markets Large Company Index (Net), 5.0% Dow Jones Equity All REIT Capped Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. From February 28, 2020 through June 30, 2020, the index was composed of 31.33% S&P 500 Index, 5.0% Russell 1000 Growth Index, 13.5% Russell RAFI US Large Company Index, 10.33% Russell 2000 Index, 4.5% Russell RAFI US Small Company Index, 13.83% MSCI EAFE Index (Net), 6.0% Russell RAFI Developed ex US Large Company Index (Net), 5.0% Russell RAFI Developed ex US Small Company Index (Net), 5.0% Russell RAFI Emerging Markets Large Company Index (Net), 5.0% Dow Jones U.S. Select REIT Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. From December 1, 2014 through February 27, 2020, the index was composed of 31.33% S&P 500 Index, 17.33% Russell 2000 Index, 13.50% Russell RAFI US Large Company Index, 7.50% Russell RAFI US Small Company Index, 13.83% MSCI EAFE Index (Net), 6% Russell RAFI Developed ex US Large Company Index (Net), 5% Russell RAFI Developed ex US Small Company Index (Net), 5% Russell RAFI Emerging Markets Large Company Index (Net), and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. From March 1, 2014 through November 30, 2014, the index was composed of 45% S&P 500 Index, 25% Russell 2000 Index and 30% MSCI EAFE Index (Net). On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014, the index was composed of 70% Dow Jones U.S. Total Stock Market Index and 30% MSCI EAFE Index (Net). Percentages listed may not total to 100% due to rounding.
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Balanced Composite Index  A custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective July 1, 2020 the index is composed of 21.0% S&P 500 Index, 3.0% Russell 1000 Growth Index, 9.0% Russell RAFI US Large Company Index, 6.3% Russell 2000 Index, 2.7% Russell RAFI US Small Company Index, 7.0% MSCI EAFE Index (Net), 3.0% Russell RAFI Developed ex US Large Company Index (Net), 2.5% Russell RAFI Developed ex US Small Company Index (Net), 2.5% Russell RAFI Emerging Markets Large Company Index (Net), 3.0% Dow Jones Equity All REIT Capped Index, 35.0% Bloomberg US Aggregate Bond Index, 1.0% Bloomberg US Government/Credit 1-5 Year Index, and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. From February 28, 2020 through June 30, 2020, the index was composed of 21% S&P 500 Index, 3.0% Russell 1000 Growth Index, 9.0% Russell RAFI US Large Company Index, 6.3% Russell 2000 Index, 2.7% Russell RAFI US Small Company Index, 7.0% MSCI EAFE Index (Net), 3.0% Russell RAFI Developed ex US Large Company Index (Net), 2.5% Russell RAFI Developed ex US Small Company Index (Net), 2.5% Russell RAFI Emerging Markets Large Company Index (Net), 3.0% Dow Jones U.S. Select REIT Index, 35.0% Bloomberg US Aggregate Bond Index, 1.0% Bloomberg US Government/Credit 1-5 Year Index, and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. From December 1, 2014
through February 27, 2020, the Balanced Composite Index was composed of 21% S&P 500 Index, 10.5% Russell 2000 Index, 9% Russell RAFI US Large Company Index, 4.5% Russell RAFI US Small Company Index, 7% MSCI EAFE Index (Net), 3% Russell RAFI Developed ex US Large Company Index (Net), 2.5% Russell RAFI Developed ex US Small Company Index (Net), 2.5% Russell RAFI Emerging Markets Large Company Index (Net), 35% Bloomberg US Aggregate Bond Index, and 5% Bloomberg US Treasury Bills 1-3 Month Index. From March 1, 2014 through November 30, 2014, the index was composed of 30% S&P 500 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index (Net), 35% Bloomberg US Aggregate Bond Index, and 5% Bloomberg US Treasury Bills 1-3 Month Index. On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014, the index was composed of 45% Dow Jones U.S. Total Stock Market Index, 15% MSCI EAFE Index (Net), 35% Bloomberg US Aggregate Bond Index, and 5% Bloomberg US Treasury Bills 1-3 Month Index. Percentages listed may not total to 100% due to rounding.
Bloomberg US Aggregate Bond Index  An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Government/Credit 1–5 Year Index  An index that is a broad-based benchmark measuring the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have a remaining maturity greater than or equal to one year and less than five years. The index excludes certain types of securities, including, bonds with equity type features (e.g., warrants, convertibles and preferreds), tax-exempt municipal securities, inflation-linked bonds, floating rate issues, strips, private placements, U.S. dollar-denominated 25 and 50 par retail bonds, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.

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bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Conservative Composite Index  A custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective July 1, 2020, the index is composed of 14.0% S&P 500 Index, 2.0% Russell 1000 Growth Index, 6.0% Russell RAFI US Large Company Index, 4.67% MSCI EAFE Index (Net), 4.2% Russell 2000 Index, 1.8% Russell RAFI US Small Company Index, 2.0% Russell RAFI Developed ex US Large Company Index (Net), 1.67% Russell RAFI Developed ex US Small Company Index (Net), 1.67% Russell RAFI Emerging Markets Large Company Index (Net), 2.0% Dow Jones Equity All REIT Capped Index, 55.0% Bloomberg US Aggregate Bond Index, 1.0% Bloomberg US Government/Credit 1-5 Year Index, and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. From February 28, 2020 through June 30, 2020, the index was composed of 14.0% S&P 500 Index, 2.0% Russell 1000 Growth Index, 6.0% Russell RAFI US Large Company Index, 4.67% MSCI EAFE Index (Net), 4.2% Russell 2000 Index, 1.8% Russell RAFI US Small Company Index, 2.0% Russell RAFI Developed ex US Large Company Index (Net), 1.67% Russell RAFI Developed ex US Small Company Index (Net), 1.67% Russell RAFI Emerging Markets Large Company Index (Net), 2.0% Dow Jones U.S. Select REIT Index, 55.0% Bloomberg US Aggregate Bond Index, 1.0% Bloomberg US Government/Credit 1-5 Year Index, and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. From December 1, 2014, through February 27, 2020, the index was composed of 14.0% S&P 500 Index, 7.0% Russell 2000 Index, 6.0% Russell RAFI US Large Company Index, 3.0% Russell RAFI US Small Company Index, 4.67% MSCI EAFE Index (Net), 2.0% Russell RAFI Developed ex US Large Company Index (Net), 1.67% Russell RAFI Developed ex US Small Company Index (Net), 1.67% Russell RAFI Emerging Markets Large Company Index (Net), 55.0% Bloomberg US Aggregate Bond Index, and 5.0% Bloomberg US Treasury Bills 1-3 Month Index. From March 1, 2014 through November 30, 2014, the index was composed of 20% S&P 500 Index, 10% Russell 2000 Index, 10% MSCI EAFE Index (Net), 55% Bloomberg US Aggregate Bond Index, and 5% Bloomberg US Treasury Bills 1-3 Month Index. On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014, the index was composed of 30% Dow Jones U.S. Total Stock Market Index, 10% MSCI EAFE Index (Net), 55% Bloomberg US Aggregate Bond Index, and 5% Bloomberg US Treasury Bills 1-3 Month Index. Percentages listed may not total to 100% due to rounding.
Dow Jones Equity All REIT Capped Index  A float-adjusted market cap weighted index that is designed to measure all equity real estate investment trusts (REITs) in the Dow Jones U.S. Total Stock Market Index, as defined by the S&P Dow Jones Indices REIT/RESI Industry Classification Hierarchy, that meet the minimum float market capitalization (FMC) and liquidity thresholds. The aggregate weight of all companies weighing more than 4.5% cannot exceed 22.5%, and no single company’s weight can exceed 10%. The index is reviewed daily based on each company’s capped market capitalization weight. Daily capping is only performed when the sum of companies with weights great than 5% exceeds 25%.
Dow Jones U.S. Select REIT Index  An index that is a float-adjusted market-capitalization weighted index comprised of income-producing commercial and/or residential real estate investment trusts (REITs). The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub-dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
Dow Jones U.S. Total Stock Market Index  An index which includes all U.S. equity issues with readily available prices. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE non-US Dollar World Government Bond Index  A market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least 1 year.
Growth Composite Index  A custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective July 1, 2020 the index is composed of 28.0% S&P 500 Index, 3.3% Russell 1000 Growth Index, 12.0% Russell RAFI US Large Company Index, 8.9% Russell 2000 Index, 3.8% Russell RAFI US Small Company Index, 9.33% MSCI EAFE Index (Net), 4.0% Russell RAFI Developed ex US Large Company Index (Net), 3.33% Russell RAFI Developed ex US Small Company Index (Net), 3.33% Russell RAFI Emerging Markets Large Company Index (Net), 4.0% Dow Jones Equity All REIT Capped Index, 16.0% Bloomberg US Aggregate Bond Index, and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. From February 28, 2020 through June 30, 2020, the index was composed of 28.0% S&P 500 Index, 3.3% Russell 1000 Growth Index, 12.0% Russell RAFI US Large Company Index, 8.9% Russell 2000 Index, 3.8% Russell RAFI US Small Company Index, 9.33% MSCI EAFE Index (Net), 4.0% Russell RAFI Developed ex US Large Company Index (Net), 3.33% Russell RAFI Developed ex US Small Company Index (Net), 3.33% Russell RAFI Emerging Markets Large Company Index (Net), 4.0% Dow Jones U.S. Select REIT Index, 16.0% Bloomberg US Aggregate Bond Index, and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. From December 1, 2014 through February 27, 2020, the Growth Composite Index was composed of 28% S&P 500 Index, 14% Russell 2000 Index, 12% Russell RAFI US Large Company Index, 6% Russell RAFI US Small Company Index, 9.33% MSCI EAFE Index (Net), 4% Russell RAFI Developed ex US Large Company Index (Net), 3.33% Russell RAFI Developed ex US Small Company Index (Net), 3.33% Russell RAFI Emerging Markets Large Company Index (Net), 15% Bloomberg US Aggregate Bond Index, and 5% Bloomberg US Treasury Bills 1-3 Month Index. From March 1, 2014 through November 30, 2014, the index was composed of 40% S&P 500 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index (Net), 15% Bloomberg US Aggregate Bond Index, and 5% Bloomberg US Treasury Bills 1-3 Month Index. On March 1, 2014, the

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combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014 the index was composed of 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE Index (Net), 15% Bloomberg US Aggregate Bond Index, and 5% Bloomberg US Treasury Bills 1-3 Month Index. Percentages listed may not total to 100% due to rounding.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Growth Index  An index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell RAFI Developed ex US Large Company Index (Net)  An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Developed ex US Small Company Index (Net)  An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores rank below the 87.5% threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the smallest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Emerging Markets Large Company Index (Net)  An index that ranks emerging market companies in the FTSE Global Total Cap Index by measures of fundamental size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the emerging companies in the FTSE Global Total Cap Index measures the performance of the investable securities in emerging countries globally.
Russell RAFI US Large Company Index  An index that ranks U.S. companies in the FTSE Global Total Cap Index. The Russell RAFI US Large Company Index includes only those securities that are members of the U.S. portion whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
Russell RAFI US Small Company Index  An index that ranks U.S. companies in the FTSE Global Total Cap Index. The Russell RAFI US Small Company Index includes only those securities that are members of the U.S. portion and rank below the 87.5% fundamental score threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Notes

Notes

Schwab MarketTrack Portfolios
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2022 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13559-25
00274694

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a) (1) Code of ethics – not applicable to this semi-annual report.

(2)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	June 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	June 17, 2022

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	June 17, 2022